UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-62692
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 36	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05701
Amendment No. 79	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Mark Howard, Executive Vice President, Chief Legal and Governance Officer,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2016

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2016 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

America’s marketFLEX® Annuity
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2016.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2016), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 48. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	ALPS Variable Investment Trust
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust
•	Dreyfus Investment Portfolios

•	Eaton Vance Variable Trust
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Guggenheim Variable Funds Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Lazard Retirement Series, Inc.
•	Legg Mason Partners Variable Income Trust
•	Lord Abbett Series Fund, Inc.
•	MainStay VP Funds Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Northern Lights Variable Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Pioneer Variable Contracts Trust
•	ProFunds
•	Rydex Variable Trust
•	The Merger Fund VL
•	The Universal Institutional Funds, Inc.
•	VanEck VIP Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
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Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	1.15%
No CDSC Option Charge	0.20% [5]
Total Variable Account Charges (including this option only)	1.35%
Death Benefit Options (an applicant may purchase one death benefit option as a replacement for the standard death benefit)
Highest Anniversary Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.35%
Highest Anniversary or 5% Enhanced Death Benefit Option Charge (no longer available for election)	0.25%
Total Variable Account Charges (including this option only)	1.40%
3% Extra Value Option Charge	0.45% [6]
Total Variable Account Charges (including this option only)	1.60%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.15%
No CDSC Option Charge	0.20%
Highest Anniversary or 5% Enhanced Death Benefit Option Charge	0.25%
3% Extra Value Option Charge	0.45%
Maximum Possible Total Variable Account Charges	2.05%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of (1) or (2) where:
(1)	is the lesser of (a) or (b) where:
(a)	is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years), minus withdrawals from the contract that were subject to CDSC;
(b)	is 10% of Contract Value; and
(2)	is amounts withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
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This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or other Qualified Plans.
[2]	Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	Election of the No CDSC Option eliminates the standard CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[6]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2015, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.32%	7.29%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (2.05%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (7.29%)	$1,581	$3,203	$4,654	$7,936	*	$2,803	$4,454	$7,936	$981	$2,803	$4,454	$7,936
Minimum Total Underlying Mutual Fund Operating Expenses (0.32%)	$ 849	$1,165	$1,508	$2,789	*	$ 765	$1,308	$2,789	$249	$ 765	$1,308	$2,789
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuities
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
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Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.15% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
No CDSC Option
Applicants can elect the No CDSC Option, which eliminates the standard seven-year CDSC schedule from the contract. This option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.20% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Withdrawals not subject to CDSC may be subject to taxation and tax penalties. Nationwide may realize a profit from the charge assessed for this option.
Death Benefit Options
The contract contains a standard death benefit (Return of Contract Value) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Highest Anniversary Death Benefit Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The Greater of Highest Anniversary or 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.25% of the Daily Net Assets. This option is no longer available for election.
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3% Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel).
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If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
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Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
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Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, loans, availability of certain optional benefits, free look rights, 3% Extra Value Option recapture provisions, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
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If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
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In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2015, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
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Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make mutual fund service fee payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
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Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.15% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
If the Contract Owner elected the No CDSC Option, no CDSC will be assessed on amounts withdrawn from the contract.
For those contracts without the No CDSC Option, each Contract Year, the Contract Owner may withdraw without a CDSC the greater of (1) or (2) where:
(1)	is the lesser of (a) or (b) where:
(a)	is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than seven years), minus withdrawals made from the contract that were subject to a CDSC;
(b)	is 10% of Contract Value; and
(2)	is an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
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(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract at least seven years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or that portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
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Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
No CDSC Option
Applicants can elect the No CDSC Option, which eliminates the standard seven-year CDSC schedule from the contract. This option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.20% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Withdrawals not subject to CDSC may be subject to taxation and tax penalties. Nationwide may realize a profit from the charge assessed for this option.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
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Highest Anniversary Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Highest Anniversary Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Greater of Highest Anniversary or 5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.25% of the Daily Net Assets, an applicant can elect the Greater of Highest Anniversary or 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option is no longer available for election.
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the Contract Value on any Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of Highest Anniversary or 5% Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
3% Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
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•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is taken in order to pay registered representative fees, as permitted under the contract;
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
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Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested unless state law requires Nationwide to allow non-spousal Joint Owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
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Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be Contract Owner's spouse)
•	Contingent Owner;
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•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant;
•	Joint Annuitant
•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
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Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any 3% Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
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(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 2.05% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time upon advance written notice.
Transfer requests will be processed on the current Valuation Day if received at the Service Center at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST). Nationwide is currently extending the cut-off time for transfer requests submitted via the internet to 15 minutes before the close of the NYSE (generally 3:45 pm EST). All transfer requests received at the Service Center after the applicable cut-off time will be processed on the next Valuation Day.
Actively Traded Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").
•	Guggenheim Variable Fund - CLS Global Diversified Equity Fund
•	Guggenheim Variable Fund - CLS Global Growth Fund
•	Guggenheim Variable Fund - CLS Growth and Income Fund
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
•	ProFunds - ProFund VP Access High Yield Fund
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
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•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
•	ProFunds - ProFund VP UltraNASDAQ-100
•	ProFunds - ProFund VP UltraShort NASDAQ-100
•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Commodities Strategy Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - High Yield Strategy Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Leisure Fund
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•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Limited Transfer Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	American Funds Insurance Series® - Capital Income Builder®: Class 4
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Credit Suisse Trust - Commodity Return Strategy Portfolio
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
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•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares
•	Guggenheim Variable Fund - Global Managed Futures Strategy
•	Guggenheim Variable Fund - Long Short Equity Fund
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series)
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Ivy Funds Variable Insurance Portfolios - Asset Strategy
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares
•	Northern Lights Variable Trust - 7Twelve Balanced Portfolio
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares
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•	Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
•	Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
•	The Merger Fund VL - The Merger Fund VL
•	The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Frequent Trading and Transfer Restrictions
Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one Sub- Account to another). These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds." The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading. These Sub-Accounts are referred to as "Limited Transfer Funds." Lists of the Actively Traded Funds and Limited Transfer Funds appear at the beginning of this section.
Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors. Frequent transfers among the Limited Transfer Funds can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds. Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.
If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
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U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two Sub-Accounts will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.
Nationwide will apply the following guidelines to the Limited Transfer Funds except for underlying mutual funds of Guggenheim Variable Fund and underlying mutual funds of the Rydex Variable Trust:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision below.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the 3% Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the 3% Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the 3% Extra Value Option credits, but all losses attributable to the 3% Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to
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require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
If the 3% Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the 3% Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawal to Pay Registered Representative Fees
The contract may be available for use with investment accounts sold by registered representatives. Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus. Fees for those accounts would be specified in the respective account agreements with the registered representative.
Selection of an investment advisor is at the complete discretion of the Contract Owner. Nationwide is not affiliated with and does not endorse such advisors, and makes no representations as to their qualifications. Some Contract Owners may authorize such advisors to take partial withdrawal from the contract to pay advisory or management fees. Partial withdrawals taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract, subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Nationwide offers other variable annuity contracts that do not impose a CDSC, thus allowing for CDSC-free partial withdrawals to pay registered representative fees. This may result in a conflict of interest for your advisor, especially if he or she takes a sales commission from the purchase of this annuity and takes a fee for providing you with investment advice in connection with this contract. Consult with your registered representative (or another registered representative) about this potential conflict, or if you have any questions about this contract, other available Nationwide annuity contracts, how your registered representative is compensated for selling this contract, or additional fees he/she may assess for providing investment advice in connection with this annuity contract.
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Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	application of any 3% Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
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(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
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The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states do not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
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•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Requests).
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
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Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
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Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit will be paid to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
Highest Anniversary Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
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If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Highest Anniversary Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Greater of Highest Anniversary or 5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.25% of the Daily Net Assets, an applicant can elect the Greater of Highest Anniversary or 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option is no longer available for election.
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the Contract Value on any Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 86th birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of Highest Anniversary or 5% Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
Each of the optional death benefits includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
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(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
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Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
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The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
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Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
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•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in
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connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing. On April 9, 2015, the Court entered the Final Order and Consent Judgment. The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-62692
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
ATF:	This Sub-Account is an Actively Traded Fund (see Transfer Requests).
LTF:	This Sub-Account is a Limited Transfer Fund (see Transfer Requests).
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser’s determination of reasonable risk.
Designation: LTF
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
Designation: LTF
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	To seek to maximize total return, which consists of appreciation on its investments and a variable income stream.
Designation: LTF
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
Designation: LTF
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American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: LTF
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years.
Designation: LTF
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	To seek to provide total return.
Designation: FF, LTF
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Designation: LTF
Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Designation: LTF
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Designation: LTF
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Designation: LTF
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Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: LTF
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Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF, LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to provide a high level of current income, consistent with low volatility of principal.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return comprised of income and capital appreciation.
Designation: LTF
Guggenheim Variable Fund - CLS Global Diversified Equity Fund
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Long-term capital growth without regard to current income.
Designation: FF, ATF
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Guggenheim Variable Fund - CLS Global Growth Fund
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Growth of capital and total return.
Designation: FF, ATF
Guggenheim Variable Fund - CLS Growth and Income Fund
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	A combination of current income and growth of capital.
Designation: FF, ATF
Guggenheim Variable Fund - Global Managed Futures Strategy
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Designation: LTF
Guggenheim Variable Fund - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Designation: LTF
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Designation: LTF
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Series M seeks to provide total return, comprised of current income and capital appreciation.
Designation: LTF
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Designation: LTF
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Designation: LTF
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
53

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return, consistent with the preservation of capital.
Designation: LTF
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
Designation: LTF
MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
Designation: LTF
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund seeks total return.
Designation: LTF
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, LTF
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: LTF
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF, LTF
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF, LTF
54

Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL, LTF
55

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks income primarily, and total return secondarily, through investment in other mutual funds with a fixed-income orientation.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes through investment in other mutual funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Designation: LTF
56

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
57

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: ATF
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 24, 2009
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
58

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Morgan Stanley Investment Management Inc; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: LTF
59

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Designation: LTF
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Cramer Rosenthal McGlynn, LLC, GAMCO Asset Management Inc., Lazard Asset Management LLC, Levin Capital Strategies, L.P., Loeb Arbitrage Management LP, SLS Management, LLC, Sound Point Capital Management, L.P., Visium Asset Management, LP
Investment Objective:	The Fund seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.
Designation: LTF
Northern Lights Variable Trust - 7Twelve Balanced Portfolio
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Designation: LTF
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Designation: LTF
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares
Investment Advisor:	Monte Capital Group, LLC
Investment Objective:	The Portfolio seeks income and capital appreciation.
Designation: LTF
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
Investment Advisor:	W. E. Donoghue & Co., Inc.
Investment Objective:	The Fund’s primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Designation: LTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF, LTF
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
60

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Designation: LTF
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.
Designation: LTF
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Designation: LTF
ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Access VP High Yield Fund (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Designation: ATF
61

ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
Designation: ATF
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BanksSM Index.
Designation: ATF
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: ATF
ProFunds - ProFund VP Bear
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1X) of the daily performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: ATF
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
62

ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.
Designation: ATF
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. FinancialsSM Index.
Designation: ATF
ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health CareSM Index
Designation: ATF
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: ATF
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet CompositeSM Index.
Designation: ATF
ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: ATF
63

ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. PharmaceuticalsSM Index.
Designation: ATF
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious MetalsSM Index.
Designation: ATF
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real EstateSM Index.
Designation: ATF
ProFunds - ProFund VP Rising Rates Opportunity
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: ATF
ProFunds - ProFund VP Short Emerging Markets
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
ProFunds - ProFund VP Short International
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
ProFunds - ProFund VP Short NASDAQ-100
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short NASDAQ-100 (formerly ProFund VP Short OTC) seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.
Designation: ATF
64

ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. TechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S TelecommunicationsSM Index.
Designation: ATF
ProFunds - ProFund VP U.S. Government Plus
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP UltraNASDAQ-100
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP UltraNASDAQ-100 (formerly ProFund VP Ultra OTC) seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index.
Designation: ATF
ProFunds - ProFund VP UltraShort NASDAQ-100
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. UtilitiesSM Index.
Designation: ATF
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: ATF
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: ATF
65

Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: ATF
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: ATF
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: ATF
Rydex Variable Trust - Dow 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: ATF
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: ATF
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: ATF
Rydex Variable Trust - Europe 1.25x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: ATF
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: ATF
66

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: ATF
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Designation: ATF
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: ATF
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: ATF
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
67

Rydex Variable Trust - Inverse S&P 500 Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Japan 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: ATF
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Nova Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: ATF
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: ATF
68

Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: ATF
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - S&P 500 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: ATF
69

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: ATF
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: ATF
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: ATF
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: ATF
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
Designation: LTF
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Both capital appreciation and current income.
Designation: LTF
70

The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Designation: LTF
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: LTF
71

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2015 (the maximum Variable Account charge of 2.05%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2015; therefore, no Condensed Financial Information is available:
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2015	12.400694	12.416691	0.13%	6,269
2014	11.712278	12.400694	5.88%	7,462
2013	10.190275	11.712278	14.94%	9,012
2012	9.092887	10.190275	12.07%	5,331
2011*	10.000000	9.092887	-9.07%	268
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.473041	7.039992	-38.64%	18,906
2014	10.371171	11.473041	10.62%	85,279
2013*	10.000000	10.371171	3.71%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.258182	10.006681	-2.45%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.443159	10.068271	-3.59%	31,804
2014	10.227183	10.443159	2.11%	30,965
2013	11.304746	10.227183	-9.53%	39,299
2012	10.649990	11.304746	6.15%	56,667
2011*	10.000000	10.649990	6.50%	46,476
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015*	10.000000	9.259267	-7.41%	70,784
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I - Q/NQ
2015*	10.000000	9.974533	-0.25%	83,589
72

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2015*	10.000000	9.387058	-6.13%	133,266
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.842836	9.555222	-2.92%	2,051
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.580419	11.445050	-1.17%	4,710
2014	11.498634	11.580419	0.71%	0
2013*	10.000000	11.498634	14.99%	15,354
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.543775	12.275399	-2.14%	202,274
2014	12.449150	12.543775	0.76%	273,750
2013	11.007188	12.449150	13.10%	400,987
2012	10.126286	11.007188	8.70%	385,665
2011	10.630831	10.126286	-4.75%	424,086
2010*	10.000000	10.630831	6.31%	267,792
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2015	9.939516	9.433630	-5.09%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2015	7.208392	5.337171	-25.96%	8,373
2014	8.787117	7.208392	-17.97%	9,318
2013	9.906911	8.787117	-11.30%	10,119
2012	10.236918	9.906911	-3.22%	12,133
2011	11.855684	10.236918	-13.65%	25,811
2010*	10.000000	11.855684	18.56%	11,810
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.900598	10.504113	-3.64%	1,690
2014*	10.000000	10.900598	9.01%	46,630
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.591167	-4.09%	134
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2015	12.015972	11.870638	-1.21%	3,540
2014	11.517849	12.015972	4.32%	20,723
2013	10.102230	11.517849	14.01%	18,366
2012	9.105894	10.102230	10.94%	53,590
2011*	10.000000	9.105894	-8.94%	46,937
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.695468	-3.05%	197,743
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.287957	-7.12%	147,675
73

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.280403	2.80%	156,302
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.123090	-8.77%	31,106
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.885842	9.582970	-3.06%	7,575
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.394762	13.345131	-7.29%	76,842
2014	14.158974	14.394762	1.67%	167,589
2013	11.572744	14.158974	22.35%	170,507
2012	10.151217	11.572744	14.00%	104,806
2011	10.429885	10.151217	-2.67%	39,808
2010*	10.000000	10.429885	4.30%	45,436
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.923850	10.036471	-8.12%	31,058
2014	10.563343	10.923850	3.41%	49,942
2013*	10.000000	10.563343	5.63%	17,529
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.952814	11.384078	-4.76%	18,975
2014	11.438882	11.952814	4.49%	18,618
2013*	10.000000	11.438882	14.39%	195,391
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.417293	-5.83%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.550579	9.822561	-6.90%	0
2014	10.268198	10.550579	2.75%	0
2013*	10.000000	10.268198	2.68%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.974346	9.803916	-1.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.921067	9.586304	-3.37%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2015	12.775700	11.858780	-7.18%	290,281
2014	12.490703	12.775700	2.28%	339,210
2013	10.237032	12.490703	22.01%	342,230
2012	9.108003	10.237032	12.40%	329,658
2011	9.939377	9.108003	-8.36%	398,585
2010	8.733167	9.939377	13.81%	410,855
2009	6.337416	8.733167	37.80%	246,971
2008	11.265455	6.337416	-43.74%	102,581
2007	10.017545	11.265455	12.46%	250,428
74

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2015	11.691628	11.093257	-5.12%	122,647
2014	11.505523	11.691628	1.62%	140,022
2013	9.801735	11.505523	17.38%	132,419
2012	8.820814	9.801735	11.12%	210,134
2011	9.315454	8.820814	-5.31%	252,486
2010	8.284648	9.315454	12.44%	252,111
2009	6.171830	8.284648	34.23%	121,898
2008	10.790387	6.171830	-42.80%	43,679
2007*	10.000000	10.790387	7.90%	46,078
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2015	11.437598	10.836374	-5.26%	258,096
2014	11.366070	11.437598	0.63%	202,134
2013	10.437285	11.366070	8.90%	259,510
2012	9.530838	10.437285	9.51%	235,752
2011	9.668268	9.530838	-1.42%	227,353
2010	8.812545	9.668268	9.71%	178,152
2009	7.272727	8.812545	21.17%	88,589
2008	10.521594	7.272727	-30.88%	29,545
2007	10.020827	10.521594	5.00%	40,251
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.836837	7.626797	-2.68%	39,353
2014	7.073268	7.836837	10.80%	27,677
2013	6.974960	7.073268	1.41%	42,874
2012	7.946695	6.974960	-12.23%	78,040
2011	8.797988	7.946695	-9.68%	212,712
2010	9.226584	8.797988	-4.65%	195,472
2009	9.724310	9.226584	-5.12%	191,817
2008*	10.000000	9.724310	-2.76%	19,804
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	14.811686	14.825840	0.10%	97,427
2014	14.576609	14.811686	1.61%	95,373
2013	12.554432	14.576609	16.11%	94,403
2012	12.161921	12.554432	3.23%	118,334
2011	13.167221	12.161921	-7.63%	138,911
2010	11.977801	13.167221	9.93%	192,125
2009	9.519028	11.977801	25.83%	207,602
2008	16.249173	9.519028	-41.42%	304,753
2007	13.392897	16.249173	21.33%	424,680
2006	12.163376	13.392897	10.11%	367,419
75

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.429929	9.493824	0.68%	106,876
2014	9.114924	9.429929	3.46%	117,364
2013	9.070997	9.114924	0.48%	139,270
2012	8.977036	9.070997	1.05%	241,489
2011	8.784243	8.977036	2.19%	177,994
2010	8.369048	8.784243	4.96%	222,802
2009	8.753879	8.369048	-4.40%	183,098
2008	10.895483	8.753879	-19.66%	243,561
2007	10.615800	10.895483	2.63%	229,357
2006	10.070102	10.615800	5.42%	234,528
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2015	10.295597	10.251339	-0.43%	35,264
2014	10.173147	10.295597	1.20%	41,077
2013*	10.000000	10.173147	1.73%	60,207
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.480297	10.328475	-1.45%	9,402
2014	10.063917	10.480297	4.14%	0
2013*	10.000000	10.063917	0.64%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.458640	9.883438	-5.50%	7,686
2014	10.008784	10.458640	4.49%	2,124
2013*	10.000000	10.008784	0.09%	186
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	13.081129	11.851434	-9.40%	116,855
2014	13.968783	13.081129	-6.35%	158,158
2013	11.293100	13.968783	23.69%	310,554
2012	9.586475	11.293100	17.80%	239,935
2011	10.450864	9.586475	-8.27%	301,931
2010*	10.000000	10.450864	4.51%	254,838
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.287866	7.339677	-20.98%	4,624
2014	9.852806	9.287866	-5.73%	58,094
2013*	10.000000	9.852806	-1.47%	36,427
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.763112	9.064215	-7.16%	1,445
2014	10.028063	9.763112	-2.64%	6,283
2013*	10.000000	10.028063	0.28%	126,979
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.319299	10.910430	-3.61%	2,305
2014	10.984430	11.319299	3.05%	13,152
2013	10.237670	10.984430	7.29%	12,447
2012	9.478912	10.237670	8.00%	12,092
2011*	10.000000	9.478912	-5.21%	0
76

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.506628	13.482693	-0.18%	194,447
2014	13.014285	13.506628	3.78%	140,034
2013	10.679055	13.014285	21.87%	150,793
2012	9.336248	10.679055	14.38%	116,965
2011*	10.000000	9.336248	-6.64%	10,333
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.855043	9.487705	-3.73%	84,150
2014*	10.000000	9.855043	-1.45%	98,471
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.244837	9.798452	-4.36%	0
2014*	10.000000	10.244837	2.45%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	12.059163	11.543921	-4.27%	2,724
2014	11.829350	12.059163	1.94%	11,070
2013*	10.000000	11.829350	18.29%	8,346
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.642630	11.306023	-2.89%	0
2014	11.563118	11.642630	0.69%	0
2013*	10.000000	11.563118	15.63%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.080207	9.978409	-1.01%	161,294
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	15.106685	14.671058	-2.88%	5,692
2014	14.624777	15.106685	3.30%	15,662
2013	11.426800	14.624777	27.99%	32,355
2012	9.952402	11.426800	14.81%	69
2011	10.753887	9.952402	-7.45%	3,923
2010*	10.000000	10.753887	7.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	13.113546	12.825423	-2.20%	84,669
2014	12.719491	13.113546	3.10%	346,456
2013	11.222532	12.719491	13.34%	34,884
2012	10.222686	11.222532	9.78%	27,255
2011	10.482360	10.222686	-2.48%	25,765
2010*	10.000000	10.482360	4.82%	13,184
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	14.098606	13.751310	-2.46%	54,829
2014	13.622699	14.098606	3.49%	55,880
2013	11.366316	13.622699	19.85%	52,002
2012	10.118419	11.366316	12.33%	61,578
2011	10.601405	10.118419	-4.56%	59,317
2010*	10.000000	10.601405	6.01%	22,418
77

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.622312	11.404351	-1.88%	59,630
2014	11.377902	11.622312	2.15%	77,400
2013	10.969180	11.377902	3.73%	121,797
2012	10.323006	10.969180	6.26%	192,253
2011	10.297554	10.323006	0.25%	165,705
2010*	10.000000	10.297554	2.98%	219,225
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.395014	9.834248	-5.39%	0
2014	10.283526	10.395014	1.08%	0
2013*	10.000000	10.283526	2.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.340211	9.722849	-5.97%	2,339
2014	10.355564	10.340211	-0.15%	2,427
2013*	10.000000	10.355564	3.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.599397	13.299719	-2.20%	115,768
2014	13.156354	13.599397	3.37%	85,277
2013	11.297856	13.156354	16.45%	92,527
2012	10.171398	11.297856	11.07%	55,011
2011	10.535235	10.171398	-3.45%	84,854
2010*	10.000000	10.535235	5.35%	89,462
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.456561	14.074858	-2.64%	69,000
2014	13.986706	14.456561	3.36%	68,076
2013	11.385398	13.986706	22.85%	94,461
2012	10.051996	11.385398	13.27%	43,597
2011	10.667009	10.051996	-5.77%	29,203
2010*	10.000000	10.667009	6.67%	45,815
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.640818	12.362358	-2.20%	2,448
2014	12.286323	12.640818	2.89%	2,660
2013	11.173512	12.286323	9.96%	2,875
2012	10.272091	11.173512	8.78%	2,792
2011	10.419519	10.272091	-1.41%	3,333
2010*	10.000000	10.419519	4.20%	3,581
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.918174	10.736798	-1.66%	20,633
2014	10.531113	10.918174	3.68%	41,007
2013	10.876465	10.531113	-3.18%	27,945
2012	10.272149	10.876465	5.88%	35,306
2011*	10.000000	10.272149	2.72%	54,265
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	9.667442	8.027632	-16.96%	18,678
2014*	10.000000	9.667442	-3.33%	16,177
78

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.754273	9.302820	-4.63%	0
2014*	10.000000	9.754273	-2.46%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.250943	9.794744	-4.45%	0
2014*	10.000000	10.250943	2.51%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.176465	10.048497	-1.26%	123,952
2014*	10.000000	10.176465	1.76%	141,525
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.733572	9.529329	-2.10%	17,520
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.364205	10.142760	-2.14%	93,994
2014*	10.000000	10.364205	3.64%	75,361
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.267261	10.131564	-1.32%	14,536
2014*	10.000000	10.267261	2.67%	44,250
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.344188	10.170849	-1.68%	17,811
2014*	10.000000	10.344188	3.44%	21,617
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.171314	10.080960	-0.89%	159,141
2014*	10.000000	10.171314	1.71%	237,769
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.393853	9.941314	-4.35%	0
2014	10.262735	10.393853	1.28%	0
2013*	10.000000	10.262735	2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.385825	9.860347	-5.06%	0
2014	10.327599	10.385825	0.56%	0
2013*	10.000000	10.327599	3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.331587	10.178593	-1.48%	582,662
2014*	10.000000	10.331587	3.32%	452,207
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.334965	10.141549	-1.87%	181,257
2014*	10.000000	10.334965	3.35%	176,861
79

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.262436	10.141323	-1.18%	64,657
2014*	10.000000	10.262436	2.62%	81,135
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.129217	9.758989	-3.66%	16,856
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.432129	9.323658	-1.15%	2,434,693
2014	9.541854	9.432129	-1.15%	2,329,613
2013	9.652863	9.541854	-1.15%	2,640,530
2012	9.765464	9.652863	-1.15%	2,800,504
2011	9.878753	9.765464	-1.15%	4,184,346
2010	9.993664	9.878753	-1.15%	4,145,662
2009*	10.000000	9.993664	-0.06%	5,551,458
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.846943	9.452365	-4.01%	2,657
2014	9.589090	9.846943	2.69%	4,819
2013*	10.000000	9.589090	-4.11%	1,506
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	13.292065	13.053224	-1.80%	7,646
2014	13.630988	13.292065	-2.49%	8,050
2013	11.389049	13.630988	19.69%	11,003
2012	9.973886	11.389049	14.19%	13,836
2011	11.164071	9.973886	-10.66%	17,549
2010*	10.000000	11.164071	11.64%	14,035
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	9.019452	8.439133	-6.43%	33,883
2014*	10.000000	9.019452	-9.81%	22,180
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	17.134856	17.467893	1.94%	26,125
2014	15.737133	17.134856	8.88%	15,061
2013	11.844143	15.737133	32.87%	24,810
2012	10.317057	11.844143	14.80%	17,146
2011	10.785475	10.317057	-4.34%	17,281
2010*	10.000000	10.785475	7.85%	2,037
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	16.136785	15.403051	-4.55%	15,773
2014	14.807727	16.136785	8.98%	25,173
2013	11.094008	14.807727	33.47%	26,542
2012	9.544369	11.094008	16.24%	14,881
2011	10.281595	9.544369	-7.17%	12,586
2010*	10.000000	10.281595	2.82%	537
80

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	23.452491	23.139886	-1.33%	589
2014	22.805157	23.452491	2.84%	656
2013	16.603954	22.805157	37.35%	960
2012	14.618790	16.603954	13.58%	3,512
2011	15.441634	14.618790	-5.33%	4,403
2010	12.317693	15.441634	25.36%	7,026
2009*	10.000000	12.317693	23.18%	11,109
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.906298	16.654099	-1.49%	16,870
2014	16.489610	16.906298	2.53%	13,772
2013	12.035125	16.489610	37.01%	22,640
2012	10.620190	12.035125	13.32%	19,766
2011	11.243957	10.620190	-5.55%	19,304
2010*	10.000000	11.243957	12.44%	31,796
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.600484	17.856015	-4.00%	13,983
2014	16.080060	18.600484	15.67%	35,198
2013	11.989515	16.080060	34.12%	31,179
2012	10.425238	11.989515	15.00%	7,243
2011	10.796900	10.425238	-3.44%	5,288
2010*	10.000000	10.796900	7.97%	4,589
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	11.052957	11.008451	-0.40%	32,715
2014*	10.000000	11.052957	10.53%	8,343
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	10.757963	9.993797	-7.10%	18,248
2014*	10.000000	10.757963	7.58%	20,576
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	10.437444	10.148697	-2.77%	45,300
2014*	10.000000	10.437444	4.37%	55,790
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	10.903224	10.878654	-0.23%	19,649
2014*	10.000000	10.903224	9.03%	21,890
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.861116	11.061052	-6.75%	6,541
2014	9.330098	11.861116	27.13%	71,604
2013*	10.000000	9.330098	-6.70%	840
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.115743	10.115719	0.00%	83,599
81

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.024752	9.875674	-1.49%	189,430
2014	10.091531	10.024752	-0.66%	132,224
2013	10.198177	10.091531	-1.05%	143,770
2012	9.965957	10.198177	2.33%	109,456
2011*	10.000000	9.965957	-0.34%	148,246
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.215018	9.604594	-5.98%	13,485
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.044117	9.426211	-6.15%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2015	9.989514	9.148681	-8.42%	11,484
2014	10.135718	9.989514	-1.44%	10,740
2013*	10.000000	10.135718	1.36%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2015	9.697736	9.278533	-4.32%	61,108
2014	9.674891	9.697736	0.24%	9,326
2013*	10.000000	9.674891	-3.25%	14,762
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares - Q/NQ
2015	10.524368	9.713647	-7.70%	6,380
2014	9.900334	10.524368	6.30%	776
2013	9.637946	9.900334	2.72%	776
2012*	10.000000	9.637946	-3.62%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2015	10.338335	9.963105	-3.63%	9,501
2014	10.572379	10.338335	-2.21%	26,600
2013	10.224786	10.572379	3.40%	12,735
2012*	10.000000	10.224786	2.25%	7,387
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.542199	11.828462	2.48%	24,010
2014	11.441237	11.542199	0.88%	17,802
2013*	10.000000	11.441237	14.41%	6,543
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.644236	9.555092	-10.23%	41,810
2014	10.719310	10.644236	-0.70%	68,692
2013	10.832183	10.719310	-1.04%	81,243
2012	9.545134	10.832183	13.48%	114,940
2011*	10.000000	9.545134	-4.55%	231,715
82

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.900728	5.805610	-26.52%	5,189
2014	9.821469	7.900728	-19.56%	5,743
2013	11.650081	9.821469	-15.70%	5,345
2012	11.211470	11.650081	3.91%	13,862
2011	12.267049	11.211470	-8.60%	19,984
2010*	10.000000	12.267049	22.67%	23,613
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.945245	11.528598	-3.49%	22,591
2014	11.916825	11.945245	0.24%	36,604
2013	12.968663	11.916825	-8.11%	27,733
2012	11.140588	12.968663	16.41%	158,257
2011	10.610842	11.140588	4.99%	62,265
2010*	10.000000	10.610842	6.11%	212,170
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.129856	10.212436	-8.24%	7,243
2014	11.225544	11.129856	-0.85%	9,000
2013	12.154303	11.225544	-7.64%	13,324
2012	11.684694	12.154303	4.02%	29,241
2011	10.902661	11.684694	7.17%	30,001
2010*	10.000000	10.902661	9.03%	15,870
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.160777	10.576371	-5.24%	14,492
2014	11.052050	11.160777	0.98%	23,604
2013	12.228120	11.052050	-9.62%	22,561
2012	11.576295	12.228120	5.63%	43,899
2011	10.898068	11.576295	6.22%	63,277
2010*	10.000000	10.898068	8.98%	66,198
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2015	13.013212	12.635997	-2.90%	140,018
2014	12.752348	13.013212	2.05%	129,772
2013	12.213141	12.752348	4.41%	286,022
2012	10.819751	12.213141	12.88%	622,667
2011	10.602429	10.819751	2.05%	272,532
2010*	10.000000	10.602429	6.02%	303,175
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.096081	10.000815	-0.94%	69,504
2014	10.137685	10.096081	-0.41%	53,735
2013	10.279493	10.137685	-1.38%	152,178
2012	9.833932	10.279493	4.53%	220,928
2011*	10.000000	9.833932	-1.66%	24,302
83

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.806099	10.717682	-0.82%	88,787
2014	10.494450	10.806099	2.97%	134,828
2013	10.839073	10.494450	-3.18%	172,012
2012	10.014102	10.839073	8.24%	305,577
2011*	10.000000	10.014102	0.14%	142,965
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.109357	9.814436	-2.92%	1,878
2014	9.934562	10.109357	1.76%	1,891
2013*	10.000000	9.934562	-0.65%	135
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2015	7.789020	6.501121	-16.53%	18,758
2014	9.036190	7.789020	-13.80%	23,908
2013	9.346071	9.036190	-3.32%	24,163
2012	8.467769	9.346071	10.37%	56,926
2011	11.214462	8.467769	-24.49%	46,926
2010*	10.000000	11.214462	12.14%	86,823
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2015	13.069882	12.372347	-5.34%	1,809
2014	13.261208	13.069882	-1.44%	4,051
2013	11.998937	13.261208	10.52%	5,564
2012	10.492107	11.998937	14.36%	15,489
2011	10.833857	10.492107	-3.15%	30,735
2010*	10.000000	10.833857	8.34%	47,905
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2015	13.738983	13.601916	-1.00%	42,054
2014	13.581147	13.738983	1.16%	77,875
2013	12.488041	13.581147	8.75%	888,191
2012	11.070022	12.488041	12.81%	192,539
2011	10.899347	11.070022	1.57%	31,269
2010*	10.000000	10.899347	8.99%	56,281
ProFunds - ProFund VP Asia 30 - Q/NQ
2015	10.139276	9.082593	-10.42%	1,748
2014	10.420686	10.139276	-2.70%	1,311
2013	9.169118	10.420686	13.65%	17,354
2012	8.032787	9.169118	14.15%	25,787
2011	11.131138	8.032787	-27.83%	6,441
2010*	10.000000	11.131138	11.31%	28,513
ProFunds - ProFund VP Banks - Q/NQ
2015	14.175625	13.951927	-1.58%	7,633
2014	12.992395	14.175625	9.11%	7,309
2013	9.848595	12.992395	31.92%	9,790
2012	7.468545	9.848595	31.87%	17,911
2011*	10.000000	7.468545	-25.31%	6
84

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2015	9.751037	8.296926	-14.91%	1,618
2014	9.700881	9.751037	0.52%	1,377
2013	8.286361	9.700881	17.07%	5,638
2012	7.727250	8.286361	7.24%	3,956
2011*	10.000000	7.727250	-22.73%	5,626
ProFunds - ProFund VP Bear - Q/NQ
2015	4.105667	3.858636	-6.02%	6,351
2014	4.843562	4.105667	-15.23%	6,405
2013	6.671202	4.843562	-27.40%	15,864
2012	8.091944	6.671202	-17.56%	22,603
2011	8.984118	8.091944	-9.93%	24,922
2010*	10.000000	8.984118	-10.16%	53,128
ProFunds - ProFund VP Biotechnology - Q/NQ
2015	27.800560	28.387890	2.11%	7,161
2014	21.679378	27.800560	28.24%	15,548
2013	13.022042	21.679378	66.48%	16,314
2012	9.362623	13.022042	39.09%	13,732
2011*	10.000000	9.362623	-6.37%	713
ProFunds - ProFund VP Bull - Q/NQ
2015	16.327967	16.066267	-1.60%	60,608
2014	14.818483	16.327967	10.19%	68,994
2013	11.553094	14.818483	28.26%	67,868
2012	10.262459	11.553094	12.58%	15,430
2011	10.381518	10.262459	-1.15%	60,895
2010*	10.000000	10.381518	3.82%	29,423
ProFunds - ProFund VP Consumer Goods - Q/NQ
2015	15.003863	15.448773	2.97%	10,437
2014	13.770105	15.003863	8.96%	8,342
2013	10.844733	13.770105	26.98%	3,938
2012	9.896459	10.844733	9.58%	2,333
2011*	10.000000	9.896459	-1.04%	3,461
ProFunds - ProFund VP Consumer Services - Q/NQ
2015	17.894923	18.518670	3.49%	13,180
2014	16.097227	17.894923	11.17%	4,677
2013	11.642635	16.097227	38.26%	12,673
2012	9.646469	11.642635	20.69%	5,982
2011*	10.000000	9.646469	-3.54%	1,561
ProFunds - ProFund VP Emerging Markets - Q/NQ
2015	8.140262	6.649469	-18.31%	24,935
2014	8.526611	8.140262	-4.53%	7,747
2013	9.217846	8.526611	-7.50%	22,388
2012	8.750409	9.217846	5.34%	51,893
2011	11.024282	8.750409	-20.63%	31,490
2010*	10.000000	11.024282	10.24%	98,971
85

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2015	11.956364	10.533236	-11.90%	24,508
2014	13.240391	11.956364	-9.70%	58,421
2013	11.011885	13.240391	20.24%	9,254
2012	9.554602	11.011885	15.25%	5,152
2011	10.608140	9.554602	-9.93%	2,193
2010*	10.000000	10.608140	6.08%	0
ProFunds - ProFund VP Financials - Q/NQ
2015	14.882814	14.491794	-2.63%	7,998
2014	13.333653	14.882814	11.62%	7,991
2013	10.212736	13.333653	30.56%	12,906
2012	8.283256	10.212736	23.29%	1,897
2011*	10.000000	8.283256	-17.17%	7
ProFunds - ProFund VP Health Care - Q/NQ
2015	18.842923	19.561892	3.82%	14,857
2014	15.410093	18.842923	22.28%	21,117
2013	11.154549	15.410093	38.15%	22,777
2012	9.611633	11.154549	16.05%	9,786
2011*	10.000000	9.611633	-3.88%	4,573
ProFunds - ProFund VP Industrials - Q/NQ
2015	14.263563	13.617266	-4.53%	25,512
2014	13.667217	14.263563	4.36%	35,876
2013	10.005314	13.667217	36.60%	42,380
2012	8.740898	10.005314	14.47%	7,252
2011*	10.000000	8.740898	-12.59%	1,246
ProFunds - ProFund VP International - Q/NQ
2015	11.320551	10.796179	-4.63%	7,172
2014	12.462748	11.320551	-9.16%	14,600
2013	10.550995	12.462748	18.12%	21,783
2012	9.207002	10.550995	14.60%	23,066
2011	10.873060	9.207002	-15.32%	34,252
2010*	10.000000	10.873060	8.73%	73,324
ProFunds - ProFund VP Internet - Q/NQ
2015	15.025191	17.875353	18.97%	9,949
2014	15.031372	15.025191	-0.04%	4,915
2013	10.023171	15.031372	49.97%	10,567
2012	8.466646	10.023171	18.38%	1,034
2011*	10.000000	8.466646	-15.33%	392
ProFunds - ProFund VP Japan - Q/NQ
2015	13.072925	13.673220	4.59%	4,056
2014	12.811693	13.072925	2.04%	1,595
2013	8.743267	12.811693	46.53%	3,681
2012	7.194145	8.743267	21.53%	2,083
2011	8.934040	7.194145	-19.47%	7,891
2010*	10.000000	8.934040	-10.66%	162
86

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2015	19.080491	20.267068	6.22%	28,953
2014	16.497018	19.080491	15.66%	38,069
2013	12.428971	16.497018	32.73%	26,024
2012	10.817934	12.428971	14.89%	60,217
2011	10.786581	10.817934	0.29%	77,265
2010*	10.000000	10.786581	7.87%	8,547
ProFunds - ProFund VP Oil & Gas - Q/NQ
2015	12.310832	9.324951	-24.25%	16,825
2014	13.972512	12.310832	-11.89%	16,881
2013	11.392684	13.972512	22.64%	18,445
2012	11.201005	11.392684	1.71%	14,272
2011	11.082122	11.201005	1.07%	16,448
2010*	10.000000	11.082122	10.82%	36,763
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2015	17.661987	18.234636	3.24%	7,814
2014	14.969389	17.661987	17.99%	6,241
2013	11.504871	14.969389	30.11%	9,659
2012	10.405457	11.504871	10.57%	10,406
2011*	10.000000	10.405457	4.05%	7,074
ProFunds - ProFund VP Precious Metals - Q/NQ
2015	3.233214	2.146044	-33.63%	14,651
2014	4.296182	3.233214	-24.74%	21,721
2013	7.003845	4.296182	-38.66%	27,918
2012	8.291697	7.003845	-15.53%	28,146
2011*	10.000000	8.291697	-17.08%	49,065
ProFunds - ProFund VP Real Estate - Q/NQ
2015	13.149097	13.040007	-0.83%	16,886
2014	10.640197	13.149097	23.58%	14,661
2013	10.754039	10.640197	-1.06%	9,256
2012	9.284934	10.754039	15.82%	12,411
2011*	10.000000	9.284934	-7.15%	4,735
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2015	3.976255	3.868136	-2.72%	5,667
2014	5.767817	3.976255	-31.06%	6,810
2013	5.009512	5.767817	15.14%	25,782
2012	5.445583	5.009512	-8.01%	8,036
2011	8.814301	5.445583	-38.22%	26,889
2010*	10.000000	8.814301	-11.86%	11,654
ProFunds - ProFund VP Semiconductor - Q/NQ
2015	14.659996	14.074694	-3.99%	3,106
2014	11.023999	14.659996	32.98%	9,021
2013	8.355238	11.023999	31.94%	3,120
2012	8.820362	8.355238	-5.27%	0
2011*	10.000000	8.820362	-11.80%	0
87

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2015	7.423092	8.182918	10.24%	1,378
2014	7.736079	7.423092	-4.05%	0
2013	7.844157	7.736079	-1.38%	2,145
2012	9.126074	7.844157	-14.05%	933
2011	8.342637	9.126074	9.39%	373
2010*	10.000000	8.342637	-16.57%	782
ProFunds - ProFund VP Short International - Q/NQ
2015	5.386279	5.122970	-4.89%	412
2014	5.300550	5.386279	1.62%	278
2013	6.788299	5.300550	-21.92%	145
2012	8.601065	6.788299	-21.08%	947
2011	8.546855	8.601065	0.63%	324
2010*	10.000000	8.546855	-14.53%	1,389
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2015	3.430089	2.948357	-14.04%	0
2014	4.304259	3.430089	-20.31%	27,159
2013	6.167984	4.304259	-30.22%	0
2012	7.684226	6.167984	-19.73%	679
2011	8.683074	7.684226	-11.50%	165
2010*	10.000000	8.683074	-13.17%	2,797
ProFunds - ProFund VP Technology - Q/NQ
2015	14.628967	14.808128	1.22%	6,848
2014	12.529431	14.628967	16.76%	6,610
2013	10.124566	12.529431	23.75%	5,500
2012	9.285502	10.124566	9.04%	4,550
2011*	10.000000	9.285502	-7.14%	1,673
ProFunds - ProFund VP Telecommunications - Q/NQ
2015	12.085269	12.128044	0.35%	1,117
2014	12.157072	12.085269	-0.59%	3,755
2013	10.974020	12.157072	10.78%	3,130
2012	9.528127	10.974020	15.17%	3,796
2011*	10.000000	9.528127	-4.72%	378
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2015	16.096963	15.014294	-6.73%	4,679
2014	11.939193	16.096963	34.82%	23,416
2013	14.931766	11.939193	-20.04%	5,959
2012	14.960360	14.931766	-0.19%	100,535
2011	10.545466	14.960360	41.87%	20,736
2010*	10.000000	10.545466	5.45%	90,588
88

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2015	34.968045	39.268038	12.30%	3,934
2014	26.041697	34.968045	34.28%	6,502
2013	14.714018	26.041697	76.99%	14,170
2012	11.129129	14.714018	32.21%	18,015
2011	11.394429	11.129129	-2.33%	22,877
2010*	10.000000	11.394429	13.94%	12,189
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2015	1.173653	0.855525	-27.11%	43,655
2014	1.848050	1.173653	-36.49%	169
2013	3.639751	1.848050	-49.23%	169
2012	5.684453	3.639751	-35.97%	169
2011	7.389126	5.684453	-23.07%	169
2010*	10.000000	7.389126	-26.11%	170
ProFunds - ProFund VP Utilities - Q/NQ
2015	14.938413	13.821158	-7.48%	4,277
2014	12.004824	14.938413	24.44%	13,491
2013	10.717614	12.004824	12.01%	6,489
2012	10.827258	10.717614	-1.01%	13,248
2011*	10.000000	10.827258	8.27%	18,290
Rydex Variable Trust - Banking Fund - Q/NQ
2015	8.691102	8.173575	-5.95%	42,655
2014	8.501562	8.691102	2.23%	28,575
2013	6.657531	8.501562	27.70%	35,209
2012	5.422063	6.657531	22.79%	94,330
2011	7.052969	5.422063	-23.12%	75,105
2010	6.312005	7.052969	11.74%	134,051
2009	6.612566	6.312005	-4.55%	59,851
2008	11.370105	6.612566	-41.84%	127,232
2007	15.775194	11.370105	-27.92%	75,935
2006	14.345009	15.775194	9.97%	91,962
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2015	22.377175	18.293519	-18.25%	33,836
2014	23.056148	22.377175	-2.94%	45,066
2013	23.036585	23.056148	0.08%	55,065
2012	21.048101	23.036585	9.45%	82,191
2011	25.487828	21.048101	-17.42%	84,840
2010	20.354782	25.487828	25.22%	159,935
2009	13.245718	20.354782	53.67%	131,995
2008	24.541698	13.245718	-46.03%	124,992
2007	18.533610	24.541698	32.42%	335,938
2006	15.330613	18.533610	20.89%	270,767
89

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2015	30.692369	32.910090	7.23%	39,767
2014	23.399068	30.692369	31.17%	48,568
2013	15.350678	23.399068	52.43%	63,054
2012	11.420351	15.350678	34.42%	70,950
2011	10.446590	11.420351	9.32%	81,328
2010	9.546440	10.446590	9.43%	83,696
2009	8.160831	9.546440	16.98%	89,296
2008	9.357862	8.160831	-12.79%	269,603
2007	9.067923	9.357862	3.20%	94,051
2006	9.488486	9.067923	-4.43%	79,873
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2015	3.095810	2.025811	-34.56%	91,139
2014	4.745976	3.095810	-34.77%	104,046
2013	4.960493	4.745976	-4.32%	172,283
2012	5.089993	4.960493	-2.54%	226,303
2011	5.515556	5.089993	-7.72%	305,081
2010	5.164979	5.515556	6.79%	455,749
2009	4.683557	5.164979	10.28%	340,434
2008	9.294898	4.683557	-49.61%	240,532
2007	7.177332	9.294898	29.50%	275,482
2006	8.840859	7.177332	-18.82%	75,975
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2015	29.547413	31.025063	5.00%	55,622
2014	26.540036	29.547413	11.33%	60,308
2013	20.934393	26.540036	26.78%	58,554
2012	19.421429	20.934393	7.79%	84,421
2011	17.270004	19.421429	12.46%	115,935
2010	14.896410	17.270004	15.93%	117,587
2009	12.651076	14.896410	17.75%	106,469
2008	16.705865	12.651076	-24.27%	96,004
2007	15.215528	16.705865	9.79%	100,352
2006	13.107925	15.215528	16.08%	131,789
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2015	20.679173	19.579186	-5.32%	60,724
2014	17.910298	20.679173	15.46%	84,517
2013	11.136225	17.910298	60.83%	135,641
2012	9.617179	11.136225	15.80%	287,772
2011	8.918294	9.617179	7.84%	261,099
2010	7.241596	8.918294	23.15%	224,877
2009	5.352421	7.241596	35.30%	377,151
2008	14.143597	5.352421	-62.16%	457,514
2007	13.230610	14.143597	6.90%	227,834
2006	10.252645	13.230610	29.05%	221,205
90

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2015	11.481224	11.587936	0.93%	44,792
2014	9.386616	11.481224	22.31%	59,268
2013	7.031151	9.386616	33.50%	56,924
2012	7.039135	7.031151	-0.11%	84,750
2011	8.526736	7.039135	-17.45%	85,626
2010	7.873594	8.526736	8.30%	170,413
2009	4.635020	7.873594	69.87%	211,336
2008	9.398954	4.635020	-50.69%	27,048
2007	9.752427	9.398954	-3.62%	20,444
2006	9.626347	9.752427	1.31%	10,509
Rydex Variable Trust - Energy Fund - Q/NQ
2015	22.236286	15.336805	-31.03%	38,297
2014	27.643555	22.236286	-19.56%	74,501
2013	22.649686	27.643555	22.05%	58,481
2012	22.376203	22.649686	1.22%	72,998
2011	24.042017	22.376203	-6.93%	91,944
2010	20.429160	24.042017	17.68%	131,094
2009	14.921946	20.429160	36.91%	105,297
2008	27.973373	14.921946	-46.66%	178,645
2007	21.244157	27.973373	31.68%	300,446
2006	19.200634	21.244157	10.64%	198,671
Rydex Variable Trust - Energy Services Fund - Q/NQ
2015	21.717417	14.662234	-32.49%	20,624
2014	31.092936	21.717417	-30.15%	29,764
2013	25.389306	31.092936	22.46%	59,189
2012	25.582080	25.389306	-0.75%	69,014
2011	28.530500	25.582080	-10.33%	88,763
2010	22.897854	28.530500	24.60%	130,555
2009	14.262018	22.897854	60.55%	143,019
2008	34.031250	14.262018	-58.09%	133,471
2007	25.112820	34.031250	35.51%	214,827
2006	22.890848	25.112820	9.71%	141,325
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2015	10.787550	9.897147	-8.25%	33,812
2014	12.470864	10.787550	-13.50%	44,748
2013	10.182896	12.470864	22.47%	61,809
2012	8.467607	10.182896	20.26%	97,954
2011	10.093844	8.467607	-16.11%	61,492
2010	11.444428	10.093844	-11.80%	83,355
2009	8.534845	11.444428	34.09%	184,690
2008	19.128094	8.534845	-55.38%	176,084
2007	17.116166	19.128094	11.75%	446,601
2006	13.369428	17.116166	28.02%	392,099
91

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2015	12.066800	11.452537	-5.09%	65,191
2014	10.843183	12.066800	11.28%	82,566
2013	8.599651	10.843183	26.09%	69,299
2012	7.091335	8.599651	21.27%	130,855
2011	8.432106	7.091335	-15.90%	126,776
2010	7.458789	8.432106	13.05%	186,109
2009	6.304689	7.458789	18.31%	153,895
2008	12.276218	6.304689	-48.64%	135,405
2007	15.295892	12.276218	-19.74%	62,489
2006	13.255559	15.295892	15.39%	189,747
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2015	21.178198	19.867771	-6.19%	67,991
2014	15.910093	21.178198	33.11%	113,634
2013	19.688958	15.910093	-19.19%	78,401
2012	19.337480	19.688958	1.82%	101,549
2011	13.826186	19.337480	39.86%	165,929
2010	12.703624	13.826186	8.84%	155,009
2009	18.772685	12.703624	-32.33%	147,772
2008	13.113130	18.772685	43.16%	370,537
2007	12.089355	13.113130	8.47%	315,112
2006	12.627431	12.089355	-4.26%	222,399
Rydex Variable Trust - Health Care Fund - Q/NQ
2015	24.546056	25.362903	3.33%	79,419
2014	19.926026	24.546056	23.19%	97,794
2013	14.214210	19.926026	40.18%	97,108
2012	12.273316	14.214210	15.81%	107,630
2011	11.859849	12.273316	3.49%	127,957
2010	11.237162	11.859849	5.54%	135,062
2009	9.120033	11.237162	23.21%	176,296
2008	12.278483	9.120033	-25.72%	260,832
2007	11.716235	12.278483	4.80%	168,503
2006	11.275709	11.716235	3.91%	137,378
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2015	9.975979	9.791282	-1.85%	1,992
Rydex Variable Trust - Internet Fund - Q/NQ
2015	27.796077	29.773212	7.11%	33,150
2014	27.579841	27.796077	0.78%	26,743
2013	18.449134	27.579841	49.49%	50,541
2012	15.641362	18.449134	17.95%	44,042
2011	17.965003	15.641362	-12.93%	52,403
2010	15.047987	17.965003	19.38%	130,324
2009	9.178537	15.047987	63.95%	90,692
2008	16.844570	9.178537	-45.51%	27,541
2007	15.437753	16.844570	9.11%	107,945
2006	14.235823	15.437753	8.44%	89,595
92

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2015	0.872352	0.793036	-9.09%	298,981
2014	1.128038	0.872352	-22.67%	285,104
2013	2.033734	1.128038	-44.53%	159,538
2012	2.653286	2.033734	-23.35%	87,727
2011	3.680580	2.653286	-27.91%	64,651
2010	5.341368	3.680580	-31.09%	282,731
2009	9.762742	5.341368	-45.29%	146,056
2008	6.140424	9.762742	58.99%	109,116
2007	6.825793	6.140424	-10.04%	76,616
2006	8.826352	6.825793	-22.67%	239,283
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2015	3.110611	3.037410	-2.35%	146,292
2014	4.190827	3.110611	-25.78%	156,217
2013	3.678253	4.190827	13.94%	348,870
2012	3.966867	3.678253	-7.28%	174,490
2011	5.768926	3.966867	-31.24%	222,312
2010	6.693380	5.768926	-13.81%	365,820
2009	5.670499	6.693380	18.04%	486,250
2008	8.219706	5.670499	-31.01%	280,065
2007	8.708860	8.219706	-5.62%	207,004
2006	8.149326	8.708860	6.87%	430,618
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2015	2.122631	2.074630	-2.26%	6,933
2014	2.427986	2.122631	-12.58%	7,810
2013	3.391233	2.427986	-28.40%	9,906
2012	4.202369	3.391233	-19.30%	27,566
2011	4.587636	4.202369	-8.40%	23,263
2010	6.212076	4.587636	-26.15%	15,332
2009	9.709842	6.212076	-36.02%	22,276
2008	7.307483	9.709842	32.88%	33,113
2007	7.542666	7.307483	-3.12%	36,621
2006	7.933739	7.542666	-4.93%	118,580
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2015	1.149167	0.989741	-13.87%	41,475
2014	1.428711	1.149167	-19.57%	53,342
2013	2.037179	1.428711	-29.87%	74,590
2012	2.533284	2.037179	-19.58%	124,650
2011	2.849849	2.533284	-11.11%	120,190
2010	3.661796	2.849849	-22.17%	171,939
2009	6.182135	3.661796	-40.77%	496,608
2008	4.224987	6.182135	46.32%	119,579
2007	4.817969	4.224987	-12.31%	244,883
2006	4.943186	4.817969	-2.53%	490,073
93

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2015	1.966340	1.945695	-1.05%	110,693
2014	2.182305	1.966340	-9.90%	27,542
2013	3.192563	2.182305	-31.64%	17,923
2012	3.946213	3.192563	-19.10%	42,107
2011	4.321007	3.946213	-8.67%	77,925
2010	6.039865	4.321007	-28.46%	134,696
2009	9.100290	6.039865	-33.63%	242,376
2008	7.383028	9.100290	23.26%	76,018
2007	7.088828	7.383028	4.15%	108,287
2006	8.144778	7.088828	-12.96%	220,905
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2015	2.396852	2.264229	-5.53%	173,931
2014	2.834435	2.396852	-15.44%	176,232
2013	3.902128	2.834435	-27.36%	146,643
2012	4.755067	3.902128	-17.94%	151,447
2011	5.288547	4.755067	-10.09%	212,538
2010	6.442719	5.288547	-17.91%	499,199
2009	8.996140	6.442719	-28.38%	618,729
2008	6.535677	8.996140	37.65%	206,465
2007	6.557795	6.535677	-0.34%	354,919
2006	7.172039	6.557795	-8.56%	337,630
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2015	11.425099	12.648508	10.71%	20,156
2014	13.663568	11.425099	-16.38%	23,619
2013	8.860618	13.663568	54.21%	41,719
2012	7.463453	8.860618	18.72%	72,961
2011	10.625938	7.463453	-29.76%	44,612
2010	9.288706	10.625938	14.40%	79,777
2009	7.598005	9.288706	22.25%	59,695
2008	11.468090	7.598005	-33.75%	128,538
2007	13.070149	11.468090	-12.26%	73,537
2006	12.575856	13.070149	3.93%	207,706
Rydex Variable Trust - Leisure Fund - Q/NQ
2015	28.305516	28.065011	-0.85%	42,262
2014	26.640357	28.305516	6.25%	36,233
2013	18.924236	26.640357	40.77%	43,239
2012	15.780396	18.924236	19.92%	70,150
2011	15.581617	15.780396	1.28%	87,851
2010	12.093167	15.581617	28.85%	115,770
2009	8.947816	12.093167	35.15%	59,823
2008	17.781792	8.947816	-49.68%	16,170
2007	18.458246	17.781792	-3.66%	28,856
2006	15.123240	18.458246	22.05%	166,409
94

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2015	35.676418	33.325662	-6.59%	32,264
2014	32.243302	35.676418	10.65%	18,337
2013	21.711604	32.243302	48.51%	40,831
2012	17.666645	21.711604	22.90%	63,451
2011	19.340127	17.666645	-8.65%	73,766
2010	14.223663	19.340127	35.97%	143,352
2009	9.442032	14.223663	50.64%	105,765
2008	21.149756	9.442032	-55.36%	168,650
2007	20.654432	21.149756	2.40%	163,330
2006	18.914906	20.654432	9.20%	143,532
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2015	31.957165	36.210163	13.31%	49,459
2014	23.671093	31.957165	35.01%	63,959
2013	13.287501	23.671093	78.15%	142,335
2012	10.022354	13.287501	32.58%	123,977
2011	10.207707	10.022354	-1.82%	134,134
2010	7.542969	10.207707	35.33%	308,880
2009	3.503433	7.542969	115.30%	390,570
2008	12.935014	3.503433	-72.92%	437,087
2007	10.207461	12.935014	26.72%	437,034
2006	9.847099	10.207461	3.66%	260,252
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2015	28.086229	30.051205	7.00%	66,107
2014	24.192320	28.086229	16.10%	69,683
2013	18.179847	24.192320	33.07%	84,571
2012	15.750375	18.179847	15.42%	87,274
2011	15.595012	15.750375	1.00%	107,235
2010	13.315080	15.595012	17.12%	176,818
2009	8.861757	13.315080	50.25%	242,227
2008	15.433917	8.861757	-42.58%	120,415
2007	13.252407	15.433917	16.46%	260,762
2006	12.674459	13.252407	4.56%	166,631
Rydex Variable Trust - Nova Fund - Q/NQ
2015	19.675578	19.309594	-1.86%	222,838
2014	16.784679	19.675578	17.22%	255,576
2013	11.396588	16.784679	47.28%	258,536
2012	9.431385	11.396588	20.84%	302,331
2011	9.653560	9.431385	-2.30%	267,471
2010	8.140463	9.653560	18.59%	419,978
2009	6.077306	8.140463	33.95%	507,133
2008	13.505039	6.077306	-55.00%	228,038
2007	13.510922	13.505039	-0.04%	345,385
2006	11.459012	13.510922	17.91%	505,362
95

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2015	10.296948	7.087100	-31.17%	129,966
2014	12.603080	10.296948	-18.30%	131,309
2013	23.655771	12.603080	-46.72%	158,930
2012	24.954231	23.655771	-5.20%	185,159
2011	33.284792	24.954231	-25.03%	207,277
2010	24.386260	33.284792	36.49%	364,462
2009	16.530467	24.386260	47.52%	300,134
2008	27.220790	16.530467	-39.27%	288,507
2007	23.035143	27.220790	18.17%	239,265
2006	19.190145	23.035143	20.04%	238,327
Rydex Variable Trust - Real Estate Fund - Q/NQ
2015	23.665466	22.802730	-3.65%	49,589
2014	19.784356	23.665466	19.62%	92,142
2013	19.255033	19.784356	2.75%	95,830
2012	16.460056	19.255033	16.98%	144,366
2011	16.282431	16.460056	1.09%	160,365
2010	13.191611	16.282431	23.43%	252,452
2009	10.653444	13.191611	23.82%	129,769
2008	18.467932	10.653444	-42.31%	98,752
2007	23.100685	18.467932	-20.05%	84,369
2006	17.876161	23.100685	29.23%	257,195
Rydex Variable Trust - Retailing Fund - Q/NQ
2015	26.376327	25.726948	-2.46%	22,221
2014	24.557502	26.376327	7.41%	24,673
2013	18.294182	24.557502	34.24%	45,234
2012	15.849316	18.294182	15.43%	41,997
2011	15.226552	15.849316	4.09%	85,666
2010	12.309188	15.226552	23.70%	75,937
2009	8.634008	12.309188	42.57%	24,702
2008	13.026525	8.634008	-33.72%	88,599
2007	15.079053	13.026525	-13.61%	20,713
2006	13.857675	15.079053	8.81%	31,660
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2015	26.951273	24.223252	-10.12%	26,127
2014	26.143810	26.951273	3.09%	36,496
2013	16.679760	26.143810	56.74%	52,901
2012	13.819747	16.679760	20.70%	69,993
2011	15.920105	13.819747	-13.19%	87,580
2010	11.683388	15.920105	36.26%	137,599
2009	8.865915	11.683388	31.78%	83,153
2008	18.442661	8.865915	-51.93%	166,824
2007	20.006629	18.442661	-7.82%	149,770
2006	16.747069	20.006629	19.46%	1,006,925
96

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2015	19.388206	18.847242	-2.79%	37,330
2014	15.734501	19.388206	23.22%	55,287
2013	9.434684	15.734501	66.77%	126,480
2012	7.376787	9.434684	27.90%	161,944
2011	7.769198	7.376787	-5.05%	237,033
2010	6.264193	7.769198	24.03%	404,136
2009	4.329333	6.264193	44.69%	449,753
2008	13.680530	4.329333	-68.35%	746,922
2007	13.756226	13.680530	-0.55%	175,955
2006	11.249719	13.756226	22.28%	358,907
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2015	20.460071	20.443301	-0.08%	139,170
2014	18.411396	20.460071	11.13%	165,568
2013	13.179800	18.411396	39.69%	161,742
2012	11.767247	13.179800	12.00%	158,833
2011	12.034854	11.767247	-2.22%	261,372
2010	9.737339	12.034854	23.59%	250,064
2009	6.690287	9.737339	45.54%	230,411
2008	11.247697	6.690287	-40.52%	136,556
2007	10.846436	11.247697	3.70%	188,593
2006	10.409753	10.846436	4.19%	142,582
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2015	20.559957	18.417261	-10.42%	87,430
2014	18.747520	20.559957	9.67%	173,381
2013	13.055973	18.747520	43.59%	138,168
2012	10.806157	13.055973	20.82%	120,630
2011	11.289325	10.806157	-4.28%	140,736
2010	9.492113	11.289325	18.93%	167,889
2009	6.348554	9.492113	49.52%	140,288
2008	12.508650	6.348554	-49.25%	157,822
2007	13.372720	12.508650	-6.46%	118,768
2006	11.497223	13.372720	16.31%	564,616
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2015	24.155844	24.193143	0.15%	109,983
2014	24.822256	24.155844	-2.68%	77,009
2013	18.732436	24.822256	32.51%	119,901
2012	16.329422	18.732436	14.72%	149,591
2011	16.628391	16.329422	-1.80%	203,555
2010	12.688052	16.628391	31.06%	310,801
2009	8.185100	12.688052	55.01%	187,689
2008	12.967810	8.185100	-36.88%	136,610
2007	12.096993	12.967810	7.20%	233,432
2006	11.866251	12.096993	1.94%	146,294
97

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2015	20.339337	17.719975	-12.88%	44,729
2014	19.279680	20.339337	5.50%	53,566
2013	14.361773	19.279680	34.24%	65,605
2012	12.419464	14.361773	15.64%	80,055
2011	13.531249	12.419464	-8.22%	82,336
2010	11.394786	13.531249	18.75%	100,879
2009	7.424888	11.394786	53.47%	241,017
2008	13.325268	7.424888	-44.28%	84,267
2007	14.167806	13.325268	-5.95%	98,056
2006	12.241776	14.167806	15.73%	143,671
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2015	20.887846	20.570600	-1.52%	25,945
2014	21.130943	20.887846	-1.15%	34,893
2013	15.127944	21.130943	39.68%	98,718
2012	13.836552	15.127944	9.33%	87,215
2011	13.521853	13.836552	2.33%	137,120
2010	10.908356	13.521853	23.96%	184,692
2009	8.237088	10.908356	32.43%	104,085
2008	12.687221	8.237088	-35.08%	169,435
2007	12.849542	12.687221	-1.26%	117,362
2006	12.065848	12.849542	6.50%	177,496
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2015	18.573146	15.873076	-14.54%	21,224
2014	18.545786	18.573146	0.15%	37,690
2013	13.135723	18.545786	41.19%	88,162
2012	11.039157	13.135723	18.99%	65,594
2011	12.331917	11.039157	-10.48%	97,056
2010	9.972322	12.331917	23.66%	138,260
2009	6.217076	9.972322	60.40%	181,950
2008	11.131536	6.217076	-44.15%	162,683
2007	14.140714	11.131536	-21.28%	70,349
2006	12.000006	14.140714	17.84%	274,581
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2015	6.703335	7.510949	12.05%	25,657
2014	5.516329	6.703335	21.52%	101,336
2013	5.751255	5.516329	-4.08%	21,038
2012	6.208263	5.751255	-7.36%	65,995
2011	6.559811	6.208263	-5.36%	73,406
2010	6.949263	6.559811	-5.60%	81,148
2009	8.353109	6.949263	-16.81%	47,127
2008	8.004957	8.353109	4.35%	68,173
2007	9.088290	8.004957	-11.92%	31,759
2006	10.286860	9.088290	-11.65%	7,678
98

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2015	19.854282	19.844456	-0.05%	55,508
2014	18.217047	19.854282	8.99%	59,325
2013	13.611368	18.217047	33.84%	56,317
2012	12.296454	13.611368	10.69%	70,657
2011	13.699564	12.296454	-10.24%	88,016
2010	12.370259	13.699564	10.75%	121,779
2009	8.042347	12.370259	53.81%	172,727
2008	14.904288	8.042347	-46.04%	91,877
2007	13.660647	14.904288	9.10%	148,790
2006	13.050397	13.660647	4.68%	65,032
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2015	9.234512	8.514126	-7.80%	17,743
2014	9.103843	9.234512	1.44%	19,013
2013	7.840502	9.103843	16.11%	23,098
2012	7.564323	7.840502	3.65%	33,533
2011	8.939669	7.564323	-15.38%	60,418
2010	7.897611	8.939669	13.19%	120,600
2009	6.208622	7.897611	27.20%	102,359
2008	11.490409	6.208622	-45.97%	71,209
2007	10.642985	11.490409	7.96%	135,244
2006	9.008629	10.642985	18.14%	102,639
Rydex Variable Trust - Transportation Fund - Q/NQ
2015	30.391523	25.810047	-15.07%	32,902
2014	25.036490	30.391523	21.39%	64,035
2013	16.813384	25.036490	48.91%	67,998
2012	14.465757	16.813384	16.23%	66,305
2011	16.464406	14.465757	-12.14%	75,529
2010	13.417697	16.464406	22.71%	101,616
2009	11.563371	13.417697	16.04%	69,125
2008	15.651490	11.563371	-26.12%	138,387
2007	17.353631	15.651490	-9.81%	20,698
2006	16.347878	17.353631	6.15%	30,465
Rydex Variable Trust - Utilities Fund - Q/NQ
2015	16.861192	15.440260	-8.43%	55,575
2014	13.879786	16.861192	21.48%	70,862
2013	12.357351	13.879786	12.32%	75,723
2012	12.363286	12.357351	-0.05%	121,719
2011	10.754991	12.363286	14.95%	174,005
2010	10.179554	10.754991	5.65%	154,539
2009	9.049477	10.179554	12.49%	179,680
2008	12.999381	9.049477	-30.39%	186,312
2007	11.652407	12.999381	11.56%	287,676
2006	9.744681	11.652407	19.58%	431,014
99

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2015	7.855421	6.458316	-17.79%	19,575
2014	10.177110	7.855421	-22.81%	17,882
2013	10.593756	10.177110	-3.93%	12,764
2012	10.634201	10.593756	-0.38%	10,478
2011	11.169079	10.634201	-4.79%	13,711
2010	11.970302	11.169079	-6.69%	22,300
2009	11.359173	11.970302	5.38%	81,289
2008	13.093703	11.359173	-13.25%	98,684
2007	11.214831	13.093703	16.75%	82,157
2006	9.720048	11.214831	15.38%	63,200
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.077274	9.871217	-2.04%	5,836
2014	10.056297	10.077274	0.21%	4,643
2013*	10.000000	10.056297	0.56%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	11.037343	10.782191	-2.31%	2,543
2014	10.852083	11.037343	1.71%	7,259
2013	12.031890	10.852083	-9.81%	7,569
2012	10.326281	12.031890	16.52%	19,395
2011*	10.000000	10.326281	3.26%	310
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.621951	9.041853	-14.88%	10,899
2014*	10.000000	10.621951	6.22%	11,788
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	12.177131	11.866403	-2.55%	10,372
2014	10.820063	12.177131	12.54%	75,958
2013	10.665032	10.820063	1.45%	11,639
2012	8.303049	10.665032	28.45%	14,466
2011*	10.000000	8.303049	-16.97%	494
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.535022	10.657819	-7.60%	13,719
2014	11.440853	11.535022	0.82%	13,277
2013	9.998811	11.440853	14.42%	8,848
2012	8.896846	9.998811	12.39%	568
2011*	10.000000	8.896846	-11.03%	1,472
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	6.876900	4.524089	-34.21%	11,696
2014	8.599842	6.876900	-20.03%	63,944
2013	7.870786	8.599842	9.26%	76,211
2012	7.701774	7.870786	2.19%	55,572
2011*	10.000000	7.701774	-22.98%	7,189
100

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2015	11.991853	11.897996	-0.78%	0
2014	11.430186	11.991853	4.91%	0
2013	10.036177	11.430186	13.89%	0
2012	9.037847	10.036177	11.05%	0
2011*	10.000000	9.037847	-9.62%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.354315	6.903534	-39.20%	0
2014	10.358200	11.354315	9.62%	0
2013*	10.000000	10.358200	3.58%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.245079	9.902875	-3.34%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.098860	9.647656	-4.47%	0
2014	9.980867	10.098860	1.18%	0
2013	11.133880	9.980867	-10.36%	0
2012	10.585628	11.133880	5.18%	0
2011*	10.000000	10.585628	5.86%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015*	10.000000	9.202790	-7.97%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I - Q/NQ
2015*	10.000000	9.913709	-0.86%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2015*	10.000000	9.329801	-6.70%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.830250	9.456103	-3.81%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.405072	11.169052	-2.07%	0
2014	11.428610	11.405072	-0.21%	0
2013*	10.000000	11.428610	14.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.020061	11.655756	-3.03%	0
2014	12.039030	12.020061	-0.16%	0
2013	10.742348	12.039030	12.07%	0
2012	9.973646	10.742348	7.71%	0
2011	10.566598	9.973646	-5.61%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2015	9.926810	9.335754	-5.95%	0
101

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2015	6.907338	5.067594	-26.63%	0
2014	8.497567	6.907338	-18.71%	0
2013	9.668519	8.497567	-12.11%	0
2012	10.082635	9.668519	-4.11%	0
2011	11.784078	10.082635	-14.44%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.834176	10.345033	-4.51%	0
2014*	10.000000	10.834176	8.34%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.532466	-4.68%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2015	11.619770	11.374687	-2.11%	0
2014	11.240420	11.619770	3.37%	0
2013	9.949459	11.240420	12.98%	0
2012	9.050781	9.949459	9.93%	0
2011*	10.000000	9.050781	-9.49%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.636087	-3.64%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.231065	-7.69%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.217466	2.17%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.067215	-9.33%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.873212	9.483572	-3.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	13.793781	12.671478	-8.14%	0
2014	13.692515	13.793781	0.74%	0
2013	11.294240	13.692515	21.23%	0
2012	9.998157	11.294240	12.96%	0
2011	10.366852	9.998157	-3.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.758425	9.794447	-8.96%	0
2014	10.498973	10.758425	2.47%	0
2013*	10.000000	10.498973	4.99%	0
102

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.771863	11.109618	-5.63%	0
2014	11.369233	11.771863	3.54%	0
2013*	10.000000	11.369233	13.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.359850	-6.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.441442	9.632413	-7.75%	0
2014	10.255353	10.441442	1.81%	0
2013*	10.000000	10.255353	2.55%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.961605	9.702248	-2.60%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.908392	9.486869	-4.25%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2015	11.866059	10.914087	-8.02%	0
2014	11.707973	11.866059	1.35%	0
2013	9.683629	11.707973	20.90%	0
2012	8.694970	9.683629	11.37%	0
2011	9.575691	8.694970	-9.20%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2015	10.899521	10.247502	-5.98%	0
2014	10.824596	10.899521	0.69%	0
2013	9.306334	10.824596	16.31%	0
2012	8.452122	9.306334	10.11%	0
2011	9.007947	8.452122	-6.17%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2015	10.623331	9.973236	-6.12%	0
2014	10.653901	10.623331	-0.29%	0
2013	9.873183	10.653901	7.91%	0
2012	9.098761	9.873183	8.51%	0
2011	9.314574	9.098761	-2.32%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.414776	7.150364	-3.57%	0
2014	6.753810	7.414776	9.79%	0
2013	6.721144	6.753810	0.49%	0
2012	7.728114	6.721144	-13.03%	0
2011	8.634444	7.728114	-10.50%	0
103

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	13.191094	13.083497	-0.82%	0
2014	13.101023	13.191094	0.69%	0
2013	11.387180	13.101023	15.05%	0
2012	11.132793	11.387180	2.29%	0
2011	12.163554	11.132793	-8.47%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	8.677746	8.657006	-0.24%	0
2014	8.464929	8.677746	2.51%	0
2013	8.501537	8.464929	-0.43%	0
2012	8.490987	8.501537	0.12%	0
2011	8.384750	8.490987	1.27%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2015	10.139679	10.004162	-1.34%	0
2014	10.111140	10.139679	0.28%	0
2013*	10.000000	10.111140	1.11%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.371886	10.128560	-2.35%	0
2014	10.051318	10.371886	3.19%	0
2013*	10.000000	10.051318	0.51%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.350438	9.692074	-6.36%	0
2014	9.996258	10.350438	3.54%	0
2013*	10.000000	9.996258	-0.04%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	12.534942	11.253119	-10.23%	0
2014	13.508614	12.534942	-7.21%	0
2013	11.021339	13.508614	22.57%	0
2012	9.441919	11.021339	16.73%	0
2011	10.387714	9.441919	-9.10%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.147158	7.162546	-21.70%	0
2014	9.792759	9.147158	-6.59%	0
2013*	10.000000	9.792759	-2.07%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.615221	8.845584	-8.00%	0
2014	9.966927	9.615221	-3.53%	0
2013*	10.000000	9.966927	-0.33%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	10.946098	10.454638	-4.49%	0
2014	10.719865	10.946098	2.11%	0
2013	10.082866	10.719865	6.32%	0
2012	9.421565	10.082866	7.02%	0
2011*	10.000000	9.421565	-5.78%	0
104

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.061320	12.919455	-1.09%	0
2014	12.700856	13.061320	2.84%	0
2013	10.517580	12.700856	20.76%	0
2012	9.279738	10.517580	13.34%	0
2011*	10.000000	9.279738	-7.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.793488	9.342578	-4.60%	0
2014*	10.000000	9.793488	-2.07%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.182396	9.650038	-5.23%	0
2014*	10.000000	10.182396	1.82%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.844754	11.235397	-5.14%	0
2014	11.725808	11.844754	1.01%	0
2013*	10.000000	11.725808	17.26%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.435618	11.003852	-3.78%	0
2014	11.461903	11.435618	-0.23%	0
2013*	10.000000	11.461903	14.62%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.067336	9.874927	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	14.475968	13.930485	-3.77%	0
2014	14.142951	14.475968	2.35%	0
2013	11.151791	14.142951	26.82%	0
2012	9.802320	11.151791	13.77%	0
2011	10.688893	9.802320	-8.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.566085	12.178065	-3.09%	0
2014	12.300475	12.566085	2.16%	0
2013	10.952514	12.300475	12.31%	0
2012	10.068599	10.952514	8.78%	0
2011	10.419019	10.068599	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.509989	13.057177	-3.35%	0
2014	13.173911	13.509989	2.55%	0
2013	11.092806	13.173911	18.76%	0
2012	9.965878	11.092806	11.31%	0
2011	10.537328	9.965878	-5.42%	0
105

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.137098	10.828720	-2.77%	0
2014	11.003067	11.137098	1.22%	0
2013	10.705280	11.003067	2.78%	0
2012	10.167450	10.705280	5.29%	0
2011	10.235316	10.167450	-0.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.287487	9.643873	-6.26%	0
2014	10.270663	10.287487	0.16%	0
2013*	10.000000	10.270663	2.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.233243	9.534620	-6.83%	0
2014	10.342614	10.233243	-1.06%	0
2013*	10.000000	10.342614	3.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.031668	12.628440	-3.09%	0
2014	12.722959	13.031668	2.43%	0
2013	11.026025	12.722959	15.39%	0
2012	10.018081	11.026025	10.06%	0
2011	10.471573	10.018081	-4.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	13.853014	13.364408	-3.53%	0
2014	13.525935	13.853014	2.42%	0
2013	11.111426	13.525935	21.73%	0
2012	9.900441	11.111426	12.23%	0
2011	10.602550	9.900441	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.113078	11.738359	-3.09%	0
2014	11.881560	12.113078	1.95%	0
2013	10.904669	11.881560	8.96%	0
2012	10.117270	10.904669	7.78%	0
2011	10.356558	10.117270	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.558200	10.288260	-2.56%	0
2014	10.277470	10.558200	2.73%	0
2013	10.712051	10.277470	-4.06%	0
2012	10.210052	10.712051	4.92%	0
2011*	10.000000	10.210052	2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	9.607036	7.904741	-17.72%	0
2014*	10.000000	9.607036	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.694793	9.161879	-5.50%	0
2014*	10.000000	9.694793	-3.05%	0
106

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.188467	9.646382	-5.32%	0
2014*	10.000000	10.188467	1.88%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.112914	9.894813	-2.16%	0
2014*	10.000000	10.112914	1.13%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.721118	9.430440	-2.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.299489	9.987642	-3.03%	0
2014*	10.000000	10.299489	2.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.203147	9.976627	-2.22%	0
2014*	10.000000	10.203147	2.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.279596	10.015292	-2.57%	0
2014*	10.000000	10.279596	2.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.107799	9.926802	-1.79%	0
2014*	10.000000	10.107799	1.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.286322	9.748864	-5.22%	0
2014	10.249896	10.286322	0.36%	0
2013*	10.000000	10.249896	2.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.278375	9.669458	-5.92%	0
2014	10.314675	10.278375	-0.35%	0
2013*	10.000000	10.314675	3.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.267086	10.022941	-2.38%	0
2014*	10.000000	10.267086	2.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.270423	9.986442	-2.77%	0
2014*	10.000000	10.270423	2.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.198346	9.986220	-2.08%	0
2014*	10.000000	10.198346	1.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.116276	9.657759	-4.53%	0
107

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.005978	8.821360	-2.05%	0
2014	9.194462	9.005978	-2.05%	0
2013	9.386889	9.194462	-2.05%	0
2012	9.583885	9.386889	-2.06%	0
2011	9.783904	9.583885	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.697800	9.224421	-4.88%	0
2014	9.530619	9.697800	1.75%	0
2013*	10.000000	9.530619	-4.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	12.737069	12.394249	-2.69%	0
2014	13.181907	12.737069	-3.37%	0
2013	11.114969	13.181907	18.60%	0
2012	9.823486	11.114969	13.15%	0
2011	11.096640	9.823486	-11.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	8.963091	8.309976	-7.29%	0
2014*	10.000000	8.963091	-10.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	16.419607	16.586331	1.02%	0
2014	15.218786	16.419607	7.89%	0
2013	11.559173	15.218786	31.66%	0
2012	10.161534	11.559173	13.75%	0
2011	10.720302	10.161534	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	15.463060	14.625515	-5.42%	0
2014	14.319873	15.463060	7.98%	0
2013	10.827005	14.319873	32.26%	0
2012	9.400435	10.827005	15.18%	0
2011	10.219439	9.400435	-8.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	22.264239	21.767398	-2.23%	0
2014	21.848675	22.264239	1.90%	0
2013	16.053605	21.848675	36.10%	0
2012	14.264417	16.053605	12.54%	0
2011	15.205505	14.264417	-6.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.200459	15.813455	-2.39%	0
2014	15.946391	16.200459	1.59%	0
2013	11.745495	15.946391	35.77%	0
2012	10.460063	11.745495	12.29%	0
2011	11.176012	10.460063	-6.41%	0
108

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.824001	16.954767	-4.88%	0
2014	15.550320	17.824001	14.62%	0
2013	11.700981	15.550320	32.90%	0
2012	10.268050	11.700981	13.96%	0
2011	10.731640	10.268050	-4.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	10.983963	10.840115	-1.31%	0
2014*	10.000000	10.983963	9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	10.690814	9.840952	-7.95%	0
2014*	10.000000	10.690814	6.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	10.372279	9.993495	-3.65%	0
2014*	10.000000	10.372279	3.72%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	10.835144	10.712285	-1.13%	0
2014*	10.000000	10.835144	8.35%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.681579	10.794404	-7.59%	0
2014	9.273200	11.681579	25.97%	0
2013*	10.000000	9.273200	-7.27%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.102821	10.010810	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.694210	9.463085	-2.38%	0
2014	9.848455	9.694210	-1.57%	0
2013	10.043987	9.848455	-1.95%	0
2012	9.905703	10.043987	1.40%	0
2011*	10.000000	9.905703	-0.94%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.201961	9.504943	-6.83%	0
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.031283	9.328422	-7.01%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2015	9.886139	8.971521	-9.25%	0
2014	10.123030	9.886139	-2.34%	0
2013*	10.000000	10.123030	1.23%	0
109

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2015	9.550854	9.054794	-5.19%	0
2014	9.615909	9.550854	-0.68%	0
2013*	10.000000	9.615909	-3.84%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares - Q/NQ
2015	10.281294	9.402889	-8.54%	0
2014	9.760538	10.281294	5.34%	0
2013	9.589168	9.760538	1.79%	0
2012*	10.000000	9.589168	-4.11%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2015	10.099576	9.644392	-4.51%	0
2014	10.423125	10.099576	-3.10%	0
2013	10.173048	10.423125	2.46%	0
2012*	10.000000	10.173048	1.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.367451	11.543290	1.55%	0
2014	11.371570	11.367451	-0.04%	0
2013*	10.000000	11.371570	13.72%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.293285	9.155849	-11.05%	0
2014	10.461142	10.293285	-1.60%	0
2013	10.668426	10.461142	-1.94%	0
2012	9.487406	10.668426	12.45%	0
2011*	10.000000	9.487406	-5.13%	0
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.570806	5.512402	-27.19%	0
2014	9.497917	7.570806	-20.29%	0
2013	11.369853	9.497917	-16.46%	0
2012	11.042551	11.369853	2.96%	0
2011	12.192985	11.042551	-9.44%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.446481	10.946641	-4.37%	0
2014	11.524179	11.446481	-0.67%	0
2013	12.656587	11.524179	-8.95%	0
2012	10.972678	12.656587	15.35%	0
2011	10.546687	10.972678	4.04%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.664337	9.696195	-9.08%	0
2014	10.854855	10.664337	-1.76%	0
2013	11.860943	10.854855	-8.48%	0
2012	11.507722	11.860943	3.07%	0
2011	10.835931	11.507722	6.20%	0
110

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.694782	10.042504	-6.10%	0
2014	10.687899	10.694782	0.06%	0
2013	11.933879	10.687899	-10.44%	0
2012	11.401830	11.933879	4.67%	0
2011	10.832178	11.401830	5.26%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2015	12.469863	11.998147	-3.78%	0
2014	12.332174	12.469863	1.12%	0
2013	11.919262	12.332174	3.46%	0
2012	10.656693	11.919262	11.85%	0
2011	10.538331	10.656693	1.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	9.762459	9.582292	-1.85%	0
2014	9.892751	9.762459	-1.32%	0
2013	10.123315	9.892751	-2.28%	0
2012	9.773742	10.123315	3.58%	0
2011*	10.000000	9.773742	-2.26%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.449787	10.269921	-1.72%	0
2014	10.241673	10.449787	2.03%	0
2013	10.675195	10.241673	-4.06%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.004779	9.624475	-3.80%	0
2014	9.922124	10.004779	0.83%	0
2013*	10.000000	9.922124	-0.78%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2015	7.463633	6.172712	-17.30%	0
2014	8.738353	7.463633	-14.59%	0
2013	9.121091	8.738353	-4.20%	0
2012	8.340058	9.121091	9.36%	0
2011	11.146730	8.340058	-25.18%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2015	12.523229	11.746938	-6.20%	0
2014	12.823298	12.523229	-2.34%	0
2013	11.709326	12.823298	9.51%	0
2012	10.333196	11.709326	13.32%	0
2011	10.767542	10.333196	-4.03%	0
111

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2015	13.165497	12.915474	-1.90%	0
2014	13.133824	13.165497	0.24%	0
2013	12.187657	13.133824	7.76%	0
2012	10.903224	12.187657	11.78%	0
2011	10.833504	10.903224	0.64%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2015	9.715793	8.623893	-11.24%	0
2014	10.077260	9.715793	-3.59%	0
2013	8.948379	10.077260	12.62%	0
2012	7.911625	8.948379	13.10%	0
2011	11.063904	7.911625	-28.49%	0
ProFunds - ProFund VP Banks - Q/NQ
2015	13.708130	13.368948	-2.47%	0
2014	12.679317	13.708130	8.11%	0
2013	9.699507	12.679317	30.72%	0
2012	7.423218	9.699507	30.66%	0
2011*	10.000000	7.423218	-25.77%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2015	9.429342	7.950067	-15.69%	0
2014	9.467095	9.429342	-0.40%	0
2013	8.160956	9.467095	16.00%	0
2012	7.680402	8.160956	6.26%	0
2011*	10.000000	7.680402	-23.20%	0
ProFunds - ProFund VP Bear - Q/NQ
2015	3.934140	3.663748	-6.87%	0
2014	4.683873	3.934140	-16.01%	0
2013	6.510595	4.683873	-28.06%	0
2012	7.969954	6.510595	-18.31%	0
2011	8.929765	7.969954	-10.75%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2015	26.884711	27.202673	1.18%	0
2014	21.157616	26.884711	27.07%	0
2013	12.825254	21.157616	64.97%	0
2012	9.305968	12.825254	37.82%	0
2011*	10.000000	9.305968	-6.94%	0
ProFunds - ProFund VP Bull - Q/NQ
2015	15.646322	15.255358	-2.50%	0
2014	14.330310	15.646322	9.18%	0
2013	11.275078	14.330310	27.10%	0
2012	10.107731	11.275078	11.55%	0
2011	10.318759	10.107731	-2.05%	0
112

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2015	14.509263	14.803503	2.03%	0
2014	13.438509	14.509263	7.97%	0
2013	10.680768	13.438509	25.82%	0
2012	9.836593	10.680768	8.58%	0
2011*	10.000000	9.836593	-1.63%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2015	17.304992	17.745124	2.54%	0
2014	15.709605	17.304992	10.16%	0
2013	11.466597	15.709605	37.00%	0
2012	9.588095	11.466597	19.59%	0
2011*	10.000000	9.588095	-4.12%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2015	7.800197	6.313577	-19.06%	0
2014	8.245536	7.800197	-5.40%	0
2013	8.995936	8.245536	-8.34%	0
2012	8.618435	8.995936	4.38%	0
2011	10.957692	8.618435	-21.35%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2015	11.457012	10.001319	-12.71%	0
2014	12.804075	11.457012	-10.52%	0
2013	10.746817	12.804075	19.14%	0
2012	9.410461	10.746817	14.20%	0
2011	10.544011	9.410461	-10.75%	0
ProFunds - ProFund VP Financials - Q/NQ
2015	14.392067	13.886325	-3.51%	0
2014	13.012424	14.392067	10.60%	0
2013	10.058205	13.012424	29.37%	0
2012	8.233035	10.058205	22.17%	0
2011*	10.000000	8.233035	-17.67%	0
ProFunds - ProFund VP Health Care - Q/NQ
2015	18.221939	18.744954	2.87%	0
2014	15.039081	18.221939	21.16%	0
2013	10.985916	15.039081	36.89%	0
2012	9.553488	10.985916	14.99%	0
2011*	10.000000	9.553488	-4.47%	0
ProFunds - ProFund VP Industrials - Q/NQ
2015	13.793242	13.048346	-5.40%	0
2014	13.338028	13.793242	3.41%	0
2013	9.853977	13.338028	35.36%	0
2012	8.687959	9.853977	13.42%	0
2011*	10.000000	8.687959	-13.12%	0
113

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2015	10.847753	10.251029	-5.50%	0
2014	12.052036	10.847753	-9.99%	0
2013	10.297008	12.052036	17.04%	0
2012	9.068105	10.297008	13.55%	0
2011	10.807367	9.068105	-16.09%	0
ProFunds - ProFund VP Internet - Q/NQ
2015	14.529789	17.128604	17.89%	0
2014	14.669377	14.529789	-0.95%	0
2013	9.871577	14.669377	48.60%	0
2012	8.415384	9.871577	17.30%	0
2011*	10.000000	8.415384	-15.85%	0
ProFunds - ProFund VP Japan - Q/NQ
2015	12.526975	12.982943	3.64%	0
2014	12.389450	12.526975	1.11%	0
2013	8.532730	12.389450	45.20%	0
2012	7.085591	8.532730	20.42%	0
2011	8.880013	7.085591	-20.21%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2015	18.284208	19.244468	5.25%	0
2014	15.953735	18.284208	14.61%	0
2013	12.129996	15.953735	31.52%	0
2012	10.654915	12.129996	13.84%	0
2011	10.721400	10.654915	-0.62%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2015	11.796656	8.853979	-24.95%	0
2014	13.512137	11.796656	-12.70%	0
2013	11.118506	13.512137	21.53%	0
2012	11.032126	11.118506	0.78%	0
2011	11.015125	11.032126	0.15%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2015	17.079839	17.473022	2.30%	0
2014	14.608950	17.079839	16.91%	0
2013	11.330929	14.608950	28.93%	0
2012	10.342535	11.330929	9.56%	0
2011*	10.000000	10.342535	3.43%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2015	3.126441	2.056212	-34.23%	0
2014	4.192580	3.126441	-25.43%	0
2013	6.897872	4.192580	-39.22%	0
2012	8.241506	6.897872	-16.30%	0
2011*	10.000000	8.241506	-17.58%	0
114

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2015	12.715580	12.495284	-1.73%	0
2014	10.383847	12.715580	22.46%	0
2013	10.591413	10.383847	-1.96%	0
2012	9.228723	10.591413	14.77%	0
2011*	10.000000	9.228723	-7.71%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2015	3.810025	3.672679	-3.60%	0
2014	5.577540	3.810025	-31.69%	0
2013	4.888733	5.577540	14.09%	0
2012	5.363311	4.888733	-8.85%	0
2011	8.760901	5.363311	-38.78%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2015	14.176581	13.486626	-4.87%	0
2014	10.758344	14.176581	31.77%	0
2013	8.228753	10.758344	30.74%	0
2012	8.766949	8.228753	-6.14%	0
2011*	10.000000	8.766949	-12.33%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2015	7.113147	7.769921	9.23%	0
2014	7.481152	7.113147	-4.92%	0
2013	7.655349	7.481152	-2.28%	0
2012	8.988517	7.655349	-14.83%	0
2011	8.292117	8.988517	8.40%	0
ProFunds - ProFund VP Short International - Q/NQ
2015	5.161290	4.864285	-5.75%	0
2014	5.125810	5.161290	0.69%	0
2013	6.624881	5.125810	-22.63%	0
2012	8.471441	6.624881	-21.80%	0
2011	8.495104	8.471441	-0.28%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2015	3.286729	2.799392	-14.83%	0
2014	4.162295	3.286729	-21.04%	0
2013	6.019421	4.162295	-30.85%	0
2012	7.568327	6.019421	-20.47%	0
2011	8.630520	7.568327	-12.31%	0
ProFunds - ProFund VP Technology - Q/NQ
2015	14.146819	14.189712	0.30%	0
2014	12.227733	14.146819	15.69%	0
2013	9.971491	12.227733	22.63%	0
2012	9.229321	9.971491	8.04%	0
2011*	10.000000	9.229321	-7.71%	0
115

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2015	11.686796	11.621419	-0.56%	0
2014	11.864284	11.686796	-1.50%	0
2013	10.808120	11.864284	9.77%	0
2012	9.470475	10.808120	14.12%	0
2011*	10.000000	9.470475	-5.30%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2015	15.424883	14.256417	-7.58%	0
2014	11.545826	15.424883	33.60%	0
2013	14.572471	11.545826	-20.77%	0
2012	14.734892	14.572471	-1.10%	0
2011	10.481704	14.734892	40.58%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2015	33.509324	37.287431	11.27%	0
2014	25.184423	33.509324	33.06%	0
2013	14.360149	25.184423	75.38%	0
2012	10.961384	14.360149	31.01%	0
2011	11.325604	10.961384	-3.22%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2015	1.124539	0.812240	-27.77%	0
2014	1.787024	1.124539	-37.07%	0
2013	3.551970	1.787024	-49.69%	0
2012	5.598619	3.551970	-36.56%	0
2011	7.344336	5.598619	-23.77%	0
ProFunds - ProFund VP Utilities - Q/NQ
2015	14.445977	13.243853	-8.32%	0
2014	11.715663	14.445977	23.30%	0
2013	10.555562	11.715663	10.99%	0
2012	10.761788	10.555562	-1.92%	0
2011*	10.000000	10.761788	7.62%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2015	7.698685	7.174298	-6.81%	0
2014	7.599986	7.698685	1.30%	0
2013	6.006147	7.599986	26.54%	0
2012	4.936615	6.006147	21.67%	0
2011	6.480483	4.936615	-23.82%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2015	19.823141	16.057816	-18.99%	0
2014	20.612470	19.823141	-3.83%	0
2013	20.784266	20.612470	-0.83%	0
2012	19.165088	20.784266	8.45%	0
2011	23.420622	19.165088	-18.17%	0
116

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2015	27.189977	28.889107	6.25%	0
2014	20.919165	27.189977	29.98%	0
2013	13.849700	20.919165	51.04%	0
2012	10.398495	13.849700	33.19%	0
2011	9.599023	10.398495	8.33%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2015	2.844582	1.844420	-35.16%	0
2014	4.401004	2.844582	-35.37%	0
2013	4.642200	4.401004	-5.20%	0
2012	4.807287	4.642200	-3.43%	0
2011	5.256969	4.807287	-8.55%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2015	26.176557	27.235429	4.05%	0
2014	23.728222	26.176557	10.32%	0
2013	18.888341	23.728222	25.62%	0
2012	17.684643	18.888341	6.81%	0
2011	15.869726	17.684643	11.44%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2015	18.757613	17.598127	-6.18%	0
2014	16.395283	18.757613	14.41%	0
2013	10.287758	16.395283	59.37%	0
2012	8.966259	10.287758	14.74%	0
2011	8.390919	8.966259	6.86%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2015	10.170577	10.171624	0.01%	0
2014	8.391452	10.170577	21.20%	0
2013	6.343422	8.391452	32.29%	0
2012	6.409178	6.343422	-1.03%	0
2011	7.834934	6.409178	-18.20%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2015	19.698279	13.462244	-31.66%	0
2014	24.713859	19.698279	-20.29%	0
2013	20.435251	24.713859	20.94%	0
2012	20.374481	20.435251	0.30%	0
2011	22.092131	20.374481	-7.77%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2015	19.238066	12.869773	-33.10%	0
2014	27.796988	19.238066	-30.79%	0
2013	22.906488	27.796988	21.35%	0
2012	23.293111	22.906488	-1.66%	0
2011	26.216155	23.293111	-11.15%	0
117

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2015	9.556122	8.687468	-9.09%	0
2014	11.148856	9.556122	-14.29%	0
2013	9.187035	11.148856	21.35%	0
2012	7.709804	9.187035	19.16%	0
2011	9.274938	7.709804	-16.87%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2015	10.689274	10.052748	-5.95%	0
2014	9.693558	10.689274	10.27%	0
2013	7.758489	9.693558	24.94%	0
2012	6.456613	7.758489	20.16%	0
2011	7.747853	6.456613	-16.67%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2015	18.761614	17.440462	-7.04%	0
2014	14.224155	18.761614	31.90%	0
2013	17.764322	14.224155	-19.93%	0
2012	17.607952	17.764322	0.89%	0
2011	12.704941	17.607952	38.59%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2015	21.745462	22.264500	2.39%	0
2014	17.814618	21.745462	22.07%	0
2013	12.824665	17.814618	38.91%	0
2012	11.175457	12.824665	14.76%	0
2011	10.897979	11.175457	2.55%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2015	9.963233	9.689724	-2.75%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2015	24.624031	26.135344	6.14%	0
2014	24.657021	24.624031	-0.13%	0
2013	16.645358	24.657021	48.13%	0
2012	14.242080	16.645358	16.87%	0
2011	16.507914	14.242080	-13.73%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2015	0.791225	0.712746	-9.92%	0
2014	1.032540	0.791225	-23.37%	0
2013	1.878701	1.032540	-45.04%	0
2012	2.473628	1.878701	-24.05%	0
2011	3.462839	2.473628	-28.57%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2015	2.795573	2.704937	-3.24%	0
2014	3.801018	2.795573	-26.45%	0
2013	3.366751	3.801018	12.90%	0
2012	3.664404	3.366751	-8.12%	0
2011	5.377997	3.664404	-31.86%	0
118

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2015	1.925341	1.864653	-3.15%	0
2014	2.222559	1.925341	-13.37%	0
2013	3.132854	2.222559	-29.06%	0
2012	3.917981	3.132854	-20.04%	0
2011	4.316360	3.917981	-9.23%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2015	1.017944	0.868732	-14.66%	0
2014	1.277208	1.017944	-20.30%	0
2013	1.837899	1.277208	-30.51%	0
2012	2.306557	1.837899	-20.32%	0
2011	2.618577	2.306557	-11.92%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2015	1.783549	1.748755	-1.95%	0
2014	1.997635	1.783549	-10.72%	0
2013	2.949293	1.997635	-32.27%	0
2012	3.679145	2.949293	-19.84%	0
2011	4.065489	3.679145	-9.50%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2015	2.123238	1.987490	-6.39%	0
2014	2.533963	2.123238	-16.21%	0
2013	3.520565	2.533963	-28.02%	0
2012	4.329656	3.520565	-18.69%	0
2011	4.859535	4.329656	-10.90%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2015	10.121078	11.102854	9.70%	0
2014	12.215344	10.121078	-17.14%	0
2013	7.994177	12.215344	52.80%	0
2012	6.795676	7.994177	17.64%	0
2011	9.764235	6.795676	-30.40%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2015	25.075514	24.636034	-1.75%	0
2014	23.817266	25.075514	5.28%	0
2013	17.074139	23.817266	39.49%	0
2012	14.368762	17.074139	18.83%	0
2011	14.317870	14.368762	0.36%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2015	31.604666	29.253340	-7.44%	0
2014	28.825873	31.604666	9.64%	0
2013	19.588560	28.825873	47.16%	0
2012	16.085882	19.588560	21.77%	0
2011	17.771277	16.085882	-9.48%	0
119

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2015	28.309689	31.785343	12.28%	0
2014	21.161832	28.309689	33.78%	0
2013	11.987896	21.161832	76.53%	0
2012	9.125279	11.987896	31.37%	0
2011	9.379279	9.125279	-2.71%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2015	24.881835	26.380298	6.02%	0
2014	21.629001	24.881835	15.04%	0
2013	16.402785	21.629001	31.86%	0
2012	14.341606	16.402785	14.37%	0
2011	14.330281	14.341606	0.08%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2015	17.429990	16.950012	-2.75%	0
2014	15.005619	17.429990	16.16%	0
2013	10.282134	15.005619	45.94%	0
2012	8.587440	10.282134	19.73%	0
2011	8.870371	8.587440	-3.19%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2015	9.121007	6.220398	-31.80%	0
2014	11.266619	9.121007	-19.04%	0
2013	21.342081	11.266619	-47.21%	0
2012	22.720947	21.342081	-6.07%	0
2011	30.584193	22.720947	-25.71%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2015	20.964627	20.016431	-4.52%	0
2014	17.687358	20.964627	18.53%	0
2013	17.372351	17.687358	1.81%	0
2012	14.987370	17.372351	15.91%	0
2011	14.961537	14.987370	0.17%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2015	23.366747	22.583900	-3.35%	0
2014	21.955371	23.366747	6.43%	0
2013	16.505873	21.955371	33.02%	0
2012	14.431689	16.505873	14.37%	0
2011	13.991722	14.431689	3.14%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2015	23.875006	21.262870	-10.94%	0
2014	23.372581	23.875006	2.15%	0
2013	15.048542	23.372581	55.31%	0
2012	12.582994	15.048542	19.59%	0
2011	14.628512	12.582994	-13.98%	0
120

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2015	17.175191	16.543927	-3.68%	0
2014	14.066572	17.175191	22.10%	0
2013	8.511946	14.066572	65.26%	0
2012	6.716570	8.511946	26.73%	0
2011	7.138777	6.716570	-5.91%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2015	18.558972	18.374899	-0.99%	0
2014	16.854102	18.558972	10.12%	0
2013	12.175783	16.854102	38.42%	0
2012	10.970958	12.175783	10.98%	0
2011	11.323340	10.970958	-3.11%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2015	18.649382	16.553595	-11.24%	0
2014	17.161609	18.649382	8.67%	0
2013	12.061218	17.161609	42.29%	0
2012	10.074748	12.061218	19.72%	0
2011	10.621786	10.074748	-5.15%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2015	21.911383	21.745395	-0.76%	0
2014	22.722880	21.911383	-3.57%	0
2013	17.305551	22.722880	31.30%	0
2012	15.224472	17.305551	13.67%	0
2011	15.645397	15.224472	-2.69%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2015	18.449183	15.926771	-13.67%	0
2014	17.648711	18.449183	4.54%	0
2013	13.267529	17.648711	33.02%	0
2012	11.578859	13.267529	14.58%	0
2011	12.731164	11.578859	-9.05%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2015	18.947000	18.489301	-2.42%	0
2014	19.343689	18.947000	-2.05%	0
2013	13.975540	19.343689	38.41%	0
2012	12.900233	13.975540	8.34%	0
2011	12.722433	12.900233	1.40%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2015	16.847001	14.266661	-15.32%	0
2014	16.976804	16.847001	-0.76%	0
2013	12.134779	16.976804	39.90%	0
2012	10.291844	12.134779	17.91%	0
2011	11.602596	10.291844	-11.30%	0
121

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2015	6.159837	6.839142	11.03%	0
2014	5.115626	6.159837	20.41%	0
2013	5.382494	5.115626	-4.96%	0
2012	5.863773	5.382494	-8.21%	0
2011	6.252565	5.863773	-6.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2015	17.588505	17.419708	-0.96%	0
2014	16.286388	17.588505	8.00%	0
2013	12.280544	16.286388	32.62%	0
2012	11.196403	12.280544	9.68%	0
2011	12.588415	11.196403	-11.06%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2015	8.180485	7.473637	-8.64%	0
2014	8.138836	8.180485	0.51%	0
2013	7.073790	8.138836	15.06%	0
2012	6.887485	7.073790	2.70%	0
2011	8.214467	6.887485	-16.15%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2015	26.923310	22.656360	-15.85%	0
2014	22.383101	26.923310	20.28%	0
2013	15.169427	22.383101	47.55%	0
2012	13.171524	15.169427	15.17%	0
2011	15.128956	13.171524	-12.94%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2015	14.937556	13.554161	-9.26%	0
2014	12.409186	14.937556	20.37%	0
2013	11.149573	12.409186	11.30%	0
2012	11.257706	11.149573	-0.96%	0
2011	9.882964	11.257706	13.91%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2015	7.218409	5.880522	-18.53%	0
2014	9.437825	7.218409	-23.52%	0
2013	9.914477	9.437825	-4.81%	0
2012	10.043993	9.914477	-1.29%	0
2011	10.645956	10.043993	-5.65%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	9.973025	9.680138	-2.94%	0
2014	10.043705	9.973025	-0.70%	0
2013*	10.000000	10.043705	0.44%	0
122

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	10.673421	10.331714	-3.20%	0
2014	10.590702	10.673421	0.78%	0
2013	11.850047	10.590702	-10.63%	0
2012	10.263852	11.850047	15.45%	0
2011*	10.000000	10.263852	2.64%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.557224	8.904855	-15.65%	0
2014*	10.000000	10.557224	5.57%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	11.775562	11.370565	-3.44%	0
2014	10.559343	11.775562	11.52%	0
2013	10.503700	10.559343	0.53%	0
2012	8.252730	10.503700	27.28%	0
2011*	10.000000	8.252730	-17.47%	0
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.154684	10.212522	-8.45%	0
2014	11.165289	11.154684	-0.09%	0
2013	9.847602	11.165289	13.38%	0
2012	8.842987	9.847602	11.36%	0
2011*	10.000000	8.842987	-11.57%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	6.649872	4.334783	-34.81%	0
2014	8.392511	6.649872	-20.76%	0
2013	7.751617	8.392511	8.27%	0
2012	7.655066	7.751617	1.26%	0
2011*	10.000000	7.655066	-23.45%	0
123

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
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•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
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Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
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The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution.
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Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
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•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In Obergefell v. Hodges, the United States Supreme Court declared that all states are required to license marriages between same sex couples, and to recognize same sex marriages validly performed in another jurisdiction.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
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•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2016, that amount is $12,400.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified
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plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number
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of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
133

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s
134

surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
135

State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
136

America’s marketFLEX® Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2016
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2016. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $197 billion as of December 31, 2015.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2015. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2015; therefore, no Condensed Financial Information is available:
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP Convertible Portfolio: Service 2 Class
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2015	12.400694	12.416691	0.13%	6,269
2014	11.712278	12.400694	5.88%	7,462
2013	10.190275	11.712278	14.94%	9,012
2012	9.092887	10.190275	12.07%	5,331
2011*	10.000000	9.092887	-9.07%	268
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.473041	7.039992	-38.64%	18,906
2014	10.371171	11.473041	10.62%	85,279
2013*	10.000000	10.371171	3.71%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.258182	10.006681	-2.45%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.443159	10.068271	-3.59%	31,804
2014	10.227183	10.443159	2.11%	30,965
2013	11.304746	10.227183	-9.53%	39,299
2012	10.649990	11.304746	6.15%	56,667
2011*	10.000000	10.649990	6.50%	46,476
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015*	10.000000	9.259267	-7.41%	70,784
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I - Q/NQ
2015*	10.000000	9.974533	-0.25%	83,589

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2015*	10.000000	9.387058	-6.13%	133,266
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.842836	9.555222	-2.92%	2,051
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.580419	11.445050	-1.17%	4,710
2014	11.498634	11.580419	0.71%	0
2013*	10.000000	11.498634	14.99%	15,354
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.543775	12.275399	-2.14%	202,274
2014	12.449150	12.543775	0.76%	273,750
2013	11.007188	12.449150	13.10%	400,987
2012	10.126286	11.007188	8.70%	385,665
2011	10.630831	10.126286	-4.75%	424,086
2010*	10.000000	10.630831	6.31%	267,792
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2015	9.939516	9.433630	-5.09%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2015	7.208392	5.337171	-25.96%	8,373
2014	8.787117	7.208392	-17.97%	9,318
2013	9.906911	8.787117	-11.30%	10,119
2012	10.236918	9.906911	-3.22%	12,133
2011	11.855684	10.236918	-13.65%	25,811
2010*	10.000000	11.855684	18.56%	11,810
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.900598	10.504113	-3.64%	1,690
2014*	10.000000	10.900598	9.01%	46,630
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.591167	-4.09%	134
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2015	12.015972	11.870638	-1.21%	3,540
2014	11.517849	12.015972	4.32%	20,723
2013	10.102230	11.517849	14.01%	18,366
2012	9.105894	10.102230	10.94%	53,590
2011*	10.000000	9.105894	-8.94%	46,937
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.695468	-3.05%	197,743
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.287957	-7.12%	147,675

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.280403	2.80%	156,302
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.123090	-8.77%	31,106
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.885842	9.582970	-3.06%	7,575
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.394762	13.345131	-7.29%	76,842
2014	14.158974	14.394762	1.67%	167,589
2013	11.572744	14.158974	22.35%	170,507
2012	10.151217	11.572744	14.00%	104,806
2011	10.429885	10.151217	-2.67%	39,808
2010*	10.000000	10.429885	4.30%	45,436
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.923850	10.036471	-8.12%	31,058
2014	10.563343	10.923850	3.41%	49,942
2013*	10.000000	10.563343	5.63%	17,529
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.952814	11.384078	-4.76%	18,975
2014	11.438882	11.952814	4.49%	18,618
2013*	10.000000	11.438882	14.39%	195,391
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.417293	-5.83%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.550579	9.822561	-6.90%	0
2014	10.268198	10.550579	2.75%	0
2013*	10.000000	10.268198	2.68%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.974346	9.803916	-1.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.921067	9.586304	-3.37%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2015	12.775700	11.858780	-7.18%	290,281
2014	12.490703	12.775700	2.28%	339,210
2013	10.237032	12.490703	22.01%	342,230
2012	9.108003	10.237032	12.40%	329,658
2011	9.939377	9.108003	-8.36%	398,585
2010	8.733167	9.939377	13.81%	410,855
2009	6.337416	8.733167	37.80%	246,971
2008	11.265455	6.337416	-43.74%	102,581
2007	10.017545	11.265455	12.46%	250,428

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2015	11.691628	11.093257	-5.12%	122,647
2014	11.505523	11.691628	1.62%	140,022
2013	9.801735	11.505523	17.38%	132,419
2012	8.820814	9.801735	11.12%	210,134
2011	9.315454	8.820814	-5.31%	252,486
2010	8.284648	9.315454	12.44%	252,111
2009	6.171830	8.284648	34.23%	121,898
2008	10.790387	6.171830	-42.80%	43,679
2007*	10.000000	10.790387	7.90%	46,078
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2015	11.437598	10.836374	-5.26%	258,096
2014	11.366070	11.437598	0.63%	202,134
2013	10.437285	11.366070	8.90%	259,510
2012	9.530838	10.437285	9.51%	235,752
2011	9.668268	9.530838	-1.42%	227,353
2010	8.812545	9.668268	9.71%	178,152
2009	7.272727	8.812545	21.17%	88,589
2008	10.521594	7.272727	-30.88%	29,545
2007	10.020827	10.521594	5.00%	40,251
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.836837	7.626797	-2.68%	39,353
2014	7.073268	7.836837	10.80%	27,677
2013	6.974960	7.073268	1.41%	42,874
2012	7.946695	6.974960	-12.23%	78,040
2011	8.797988	7.946695	-9.68%	212,712
2010	9.226584	8.797988	-4.65%	195,472
2009	9.724310	9.226584	-5.12%	191,817
2008*	10.000000	9.724310	-2.76%	19,804
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	14.811686	14.825840	0.10%	97,427
2014	14.576609	14.811686	1.61%	95,373
2013	12.554432	14.576609	16.11%	94,403
2012	12.161921	12.554432	3.23%	118,334
2011	13.167221	12.161921	-7.63%	138,911
2010	11.977801	13.167221	9.93%	192,125
2009	9.519028	11.977801	25.83%	207,602
2008	16.249173	9.519028	-41.42%	304,753
2007	13.392897	16.249173	21.33%	424,680
2006	12.163376	13.392897	10.11%	367,419

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.429929	9.493824	0.68%	106,876
2014	9.114924	9.429929	3.46%	117,364
2013	9.070997	9.114924	0.48%	139,270
2012	8.977036	9.070997	1.05%	241,489
2011	8.784243	8.977036	2.19%	177,994
2010	8.369048	8.784243	4.96%	222,802
2009	8.753879	8.369048	-4.40%	183,098
2008	10.895483	8.753879	-19.66%	243,561
2007	10.615800	10.895483	2.63%	229,357
2006	10.070102	10.615800	5.42%	234,528
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2015	10.295597	10.251339	-0.43%	35,264
2014	10.173147	10.295597	1.20%	41,077
2013*	10.000000	10.173147	1.73%	60,207
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.480297	10.328475	-1.45%	9,402
2014	10.063917	10.480297	4.14%	0
2013*	10.000000	10.063917	0.64%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.458640	9.883438	-5.50%	7,686
2014	10.008784	10.458640	4.49%	2,124
2013*	10.000000	10.008784	0.09%	186
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	13.081129	11.851434	-9.40%	116,855
2014	13.968783	13.081129	-6.35%	158,158
2013	11.293100	13.968783	23.69%	310,554
2012	9.586475	11.293100	17.80%	239,935
2011	10.450864	9.586475	-8.27%	301,931
2010*	10.000000	10.450864	4.51%	254,838
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.287866	7.339677	-20.98%	4,624
2014	9.852806	9.287866	-5.73%	58,094
2013*	10.000000	9.852806	-1.47%	36,427
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.763112	9.064215	-7.16%	1,445
2014	10.028063	9.763112	-2.64%	6,283
2013*	10.000000	10.028063	0.28%	126,979
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.319299	10.910430	-3.61%	2,305
2014	10.984430	11.319299	3.05%	13,152
2013	10.237670	10.984430	7.29%	12,447
2012	9.478912	10.237670	8.00%	12,092
2011*	10.000000	9.478912	-5.21%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.506628	13.482693	-0.18%	194,447
2014	13.014285	13.506628	3.78%	140,034
2013	10.679055	13.014285	21.87%	150,793
2012	9.336248	10.679055	14.38%	116,965
2011*	10.000000	9.336248	-6.64%	10,333
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.855043	9.487705	-3.73%	84,150
2014*	10.000000	9.855043	-1.45%	98,471
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.244837	9.798452	-4.36%	0
2014*	10.000000	10.244837	2.45%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	12.059163	11.543921	-4.27%	2,724
2014	11.829350	12.059163	1.94%	11,070
2013*	10.000000	11.829350	18.29%	8,346
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.642630	11.306023	-2.89%	0
2014	11.563118	11.642630	0.69%	0
2013*	10.000000	11.563118	15.63%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.080207	9.978409	-1.01%	161,294
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	15.106685	14.671058	-2.88%	5,692
2014	14.624777	15.106685	3.30%	15,662
2013	11.426800	14.624777	27.99%	32,355
2012	9.952402	11.426800	14.81%	69
2011	10.753887	9.952402	-7.45%	3,923
2010*	10.000000	10.753887	7.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	13.113546	12.825423	-2.20%	84,669
2014	12.719491	13.113546	3.10%	346,456
2013	11.222532	12.719491	13.34%	34,884
2012	10.222686	11.222532	9.78%	27,255
2011	10.482360	10.222686	-2.48%	25,765
2010*	10.000000	10.482360	4.82%	13,184
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	14.098606	13.751310	-2.46%	54,829
2014	13.622699	14.098606	3.49%	55,880
2013	11.366316	13.622699	19.85%	52,002
2012	10.118419	11.366316	12.33%	61,578
2011	10.601405	10.118419	-4.56%	59,317
2010*	10.000000	10.601405	6.01%	22,418

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.622312	11.404351	-1.88%	59,630
2014	11.377902	11.622312	2.15%	77,400
2013	10.969180	11.377902	3.73%	121,797
2012	10.323006	10.969180	6.26%	192,253
2011	10.297554	10.323006	0.25%	165,705
2010*	10.000000	10.297554	2.98%	219,225
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.395014	9.834248	-5.39%	0
2014	10.283526	10.395014	1.08%	0
2013*	10.000000	10.283526	2.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.340211	9.722849	-5.97%	2,339
2014	10.355564	10.340211	-0.15%	2,427
2013*	10.000000	10.355564	3.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.599397	13.299719	-2.20%	115,768
2014	13.156354	13.599397	3.37%	85,277
2013	11.297856	13.156354	16.45%	92,527
2012	10.171398	11.297856	11.07%	55,011
2011	10.535235	10.171398	-3.45%	84,854
2010*	10.000000	10.535235	5.35%	89,462
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.456561	14.074858	-2.64%	69,000
2014	13.986706	14.456561	3.36%	68,076
2013	11.385398	13.986706	22.85%	94,461
2012	10.051996	11.385398	13.27%	43,597
2011	10.667009	10.051996	-5.77%	29,203
2010*	10.000000	10.667009	6.67%	45,815
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.640818	12.362358	-2.20%	2,448
2014	12.286323	12.640818	2.89%	2,660
2013	11.173512	12.286323	9.96%	2,875
2012	10.272091	11.173512	8.78%	2,792
2011	10.419519	10.272091	-1.41%	3,333
2010*	10.000000	10.419519	4.20%	3,581
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.918174	10.736798	-1.66%	20,633
2014	10.531113	10.918174	3.68%	41,007
2013	10.876465	10.531113	-3.18%	27,945
2012	10.272149	10.876465	5.88%	35,306
2011*	10.000000	10.272149	2.72%	54,265
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	9.667442	8.027632	-16.96%	18,678
2014*	10.000000	9.667442	-3.33%	16,177

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.754273	9.302820	-4.63%	0
2014*	10.000000	9.754273	-2.46%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.250943	9.794744	-4.45%	0
2014*	10.000000	10.250943	2.51%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.176465	10.048497	-1.26%	123,952
2014*	10.000000	10.176465	1.76%	141,525
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.733572	9.529329	-2.10%	17,520
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.364205	10.142760	-2.14%	93,994
2014*	10.000000	10.364205	3.64%	75,361
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.267261	10.131564	-1.32%	14,536
2014*	10.000000	10.267261	2.67%	44,250
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.344188	10.170849	-1.68%	17,811
2014*	10.000000	10.344188	3.44%	21,617
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.171314	10.080960	-0.89%	159,141
2014*	10.000000	10.171314	1.71%	237,769
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.393853	9.941314	-4.35%	0
2014	10.262735	10.393853	1.28%	0
2013*	10.000000	10.262735	2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.385825	9.860347	-5.06%	0
2014	10.327599	10.385825	0.56%	0
2013*	10.000000	10.327599	3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.331587	10.178593	-1.48%	582,662
2014*	10.000000	10.331587	3.32%	452,207
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.334965	10.141549	-1.87%	181,257
2014*	10.000000	10.334965	3.35%	176,861

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.262436	10.141323	-1.18%	64,657
2014*	10.000000	10.262436	2.62%	81,135
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.129217	9.758989	-3.66%	16,856
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.432129	9.323658	-1.15%	2,434,693
2014	9.541854	9.432129	-1.15%	2,329,613
2013	9.652863	9.541854	-1.15%	2,640,530
2012	9.765464	9.652863	-1.15%	2,800,504
2011	9.878753	9.765464	-1.15%	4,184,346
2010	9.993664	9.878753	-1.15%	4,145,662
2009*	10.000000	9.993664	-0.06%	5,551,458
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.846943	9.452365	-4.01%	2,657
2014	9.589090	9.846943	2.69%	4,819
2013*	10.000000	9.589090	-4.11%	1,506
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	13.292065	13.053224	-1.80%	7,646
2014	13.630988	13.292065	-2.49%	8,050
2013	11.389049	13.630988	19.69%	11,003
2012	9.973886	11.389049	14.19%	13,836
2011	11.164071	9.973886	-10.66%	17,549
2010*	10.000000	11.164071	11.64%	14,035
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	9.019452	8.439133	-6.43%	33,883
2014*	10.000000	9.019452	-9.81%	22,180
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	17.134856	17.467893	1.94%	26,125
2014	15.737133	17.134856	8.88%	15,061
2013	11.844143	15.737133	32.87%	24,810
2012	10.317057	11.844143	14.80%	17,146
2011	10.785475	10.317057	-4.34%	17,281
2010*	10.000000	10.785475	7.85%	2,037
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	16.136785	15.403051	-4.55%	15,773
2014	14.807727	16.136785	8.98%	25,173
2013	11.094008	14.807727	33.47%	26,542
2012	9.544369	11.094008	16.24%	14,881
2011	10.281595	9.544369	-7.17%	12,586
2010*	10.000000	10.281595	2.82%	537

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	23.452491	23.139886	-1.33%	589
2014	22.805157	23.452491	2.84%	656
2013	16.603954	22.805157	37.35%	960
2012	14.618790	16.603954	13.58%	3,512
2011	15.441634	14.618790	-5.33%	4,403
2010	12.317693	15.441634	25.36%	7,026
2009*	10.000000	12.317693	23.18%	11,109
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.906298	16.654099	-1.49%	16,870
2014	16.489610	16.906298	2.53%	13,772
2013	12.035125	16.489610	37.01%	22,640
2012	10.620190	12.035125	13.32%	19,766
2011	11.243957	10.620190	-5.55%	19,304
2010*	10.000000	11.243957	12.44%	31,796
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.600484	17.856015	-4.00%	13,983
2014	16.080060	18.600484	15.67%	35,198
2013	11.989515	16.080060	34.12%	31,179
2012	10.425238	11.989515	15.00%	7,243
2011	10.796900	10.425238	-3.44%	5,288
2010*	10.000000	10.796900	7.97%	4,589
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	11.052957	11.008451	-0.40%	32,715
2014*	10.000000	11.052957	10.53%	8,343
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	10.757963	9.993797	-7.10%	18,248
2014*	10.000000	10.757963	7.58%	20,576
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	10.437444	10.148697	-2.77%	45,300
2014*	10.000000	10.437444	4.37%	55,790
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	10.903224	10.878654	-0.23%	19,649
2014*	10.000000	10.903224	9.03%	21,890
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.861116	11.061052	-6.75%	6,541
2014	9.330098	11.861116	27.13%	71,604
2013*	10.000000	9.330098	-6.70%	840
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.115743	10.115719	0.00%	83,599

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.024752	9.875674	-1.49%	189,430
2014	10.091531	10.024752	-0.66%	132,224
2013	10.198177	10.091531	-1.05%	143,770
2012	9.965957	10.198177	2.33%	109,456
2011*	10.000000	9.965957	-0.34%	148,246
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.215018	9.604594	-5.98%	13,485
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.044117	9.426211	-6.15%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2015	9.989514	9.148681	-8.42%	11,484
2014	10.135718	9.989514	-1.44%	10,740
2013*	10.000000	10.135718	1.36%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2015	9.697736	9.278533	-4.32%	61,108
2014	9.674891	9.697736	0.24%	9,326
2013*	10.000000	9.674891	-3.25%	14,762
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares - Q/NQ
2015	10.524368	9.713647	-7.70%	6,380
2014	9.900334	10.524368	6.30%	776
2013	9.637946	9.900334	2.72%	776
2012*	10.000000	9.637946	-3.62%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2015	10.338335	9.963105	-3.63%	9,501
2014	10.572379	10.338335	-2.21%	26,600
2013	10.224786	10.572379	3.40%	12,735
2012*	10.000000	10.224786	2.25%	7,387
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.542199	11.828462	2.48%	24,010
2014	11.441237	11.542199	0.88%	17,802
2013*	10.000000	11.441237	14.41%	6,543
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.644236	9.555092	-10.23%	41,810
2014	10.719310	10.644236	-0.70%	68,692
2013	10.832183	10.719310	-1.04%	81,243
2012	9.545134	10.832183	13.48%	114,940
2011*	10.000000	9.545134	-4.55%	231,715

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.900728	5.805610	-26.52%	5,189
2014	9.821469	7.900728	-19.56%	5,743
2013	11.650081	9.821469	-15.70%	5,345
2012	11.211470	11.650081	3.91%	13,862
2011	12.267049	11.211470	-8.60%	19,984
2010*	10.000000	12.267049	22.67%	23,613
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.945245	11.528598	-3.49%	22,591
2014	11.916825	11.945245	0.24%	36,604
2013	12.968663	11.916825	-8.11%	27,733
2012	11.140588	12.968663	16.41%	158,257
2011	10.610842	11.140588	4.99%	62,265
2010*	10.000000	10.610842	6.11%	212,170
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.129856	10.212436	-8.24%	7,243
2014	11.225544	11.129856	-0.85%	9,000
2013	12.154303	11.225544	-7.64%	13,324
2012	11.684694	12.154303	4.02%	29,241
2011	10.902661	11.684694	7.17%	30,001
2010*	10.000000	10.902661	9.03%	15,870
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.160777	10.576371	-5.24%	14,492
2014	11.052050	11.160777	0.98%	23,604
2013	12.228120	11.052050	-9.62%	22,561
2012	11.576295	12.228120	5.63%	43,899
2011	10.898068	11.576295	6.22%	63,277
2010*	10.000000	10.898068	8.98%	66,198
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2015	13.013212	12.635997	-2.90%	140,018
2014	12.752348	13.013212	2.05%	129,772
2013	12.213141	12.752348	4.41%	286,022
2012	10.819751	12.213141	12.88%	622,667
2011	10.602429	10.819751	2.05%	272,532
2010*	10.000000	10.602429	6.02%	303,175
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.096081	10.000815	-0.94%	69,504
2014	10.137685	10.096081	-0.41%	53,735
2013	10.279493	10.137685	-1.38%	152,178
2012	9.833932	10.279493	4.53%	220,928
2011*	10.000000	9.833932	-1.66%	24,302

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.806099	10.717682	-0.82%	88,787
2014	10.494450	10.806099	2.97%	134,828
2013	10.839073	10.494450	-3.18%	172,012
2012	10.014102	10.839073	8.24%	305,577
2011*	10.000000	10.014102	0.14%	142,965
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.109357	9.814436	-2.92%	1,878
2014	9.934562	10.109357	1.76%	1,891
2013*	10.000000	9.934562	-0.65%	135
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2015	7.789020	6.501121	-16.53%	18,758
2014	9.036190	7.789020	-13.80%	23,908
2013	9.346071	9.036190	-3.32%	24,163
2012	8.467769	9.346071	10.37%	56,926
2011	11.214462	8.467769	-24.49%	46,926
2010*	10.000000	11.214462	12.14%	86,823
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2015	13.069882	12.372347	-5.34%	1,809
2014	13.261208	13.069882	-1.44%	4,051
2013	11.998937	13.261208	10.52%	5,564
2012	10.492107	11.998937	14.36%	15,489
2011	10.833857	10.492107	-3.15%	30,735
2010*	10.000000	10.833857	8.34%	47,905
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2015	13.738983	13.601916	-1.00%	42,054
2014	13.581147	13.738983	1.16%	77,875
2013	12.488041	13.581147	8.75%	888,191
2012	11.070022	12.488041	12.81%	192,539
2011	10.899347	11.070022	1.57%	31,269
2010*	10.000000	10.899347	8.99%	56,281
ProFunds - ProFund VP Asia 30 - Q/NQ
2015	10.139276	9.082593	-10.42%	1,748
2014	10.420686	10.139276	-2.70%	1,311
2013	9.169118	10.420686	13.65%	17,354
2012	8.032787	9.169118	14.15%	25,787
2011	11.131138	8.032787	-27.83%	6,441
2010*	10.000000	11.131138	11.31%	28,513
ProFunds - ProFund VP Banks - Q/NQ
2015	14.175625	13.951927	-1.58%	7,633
2014	12.992395	14.175625	9.11%	7,309
2013	9.848595	12.992395	31.92%	9,790
2012	7.468545	9.848595	31.87%	17,911
2011*	10.000000	7.468545	-25.31%	6

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2015	9.751037	8.296926	-14.91%	1,618
2014	9.700881	9.751037	0.52%	1,377
2013	8.286361	9.700881	17.07%	5,638
2012	7.727250	8.286361	7.24%	3,956
2011*	10.000000	7.727250	-22.73%	5,626
ProFunds - ProFund VP Bear - Q/NQ
2015	4.105667	3.858636	-6.02%	6,351
2014	4.843562	4.105667	-15.23%	6,405
2013	6.671202	4.843562	-27.40%	15,864
2012	8.091944	6.671202	-17.56%	22,603
2011	8.984118	8.091944	-9.93%	24,922
2010*	10.000000	8.984118	-10.16%	53,128
ProFunds - ProFund VP Biotechnology - Q/NQ
2015	27.800560	28.387890	2.11%	7,161
2014	21.679378	27.800560	28.24%	15,548
2013	13.022042	21.679378	66.48%	16,314
2012	9.362623	13.022042	39.09%	13,732
2011*	10.000000	9.362623	-6.37%	713
ProFunds - ProFund VP Bull - Q/NQ
2015	16.327967	16.066267	-1.60%	60,608
2014	14.818483	16.327967	10.19%	68,994
2013	11.553094	14.818483	28.26%	67,868
2012	10.262459	11.553094	12.58%	15,430
2011	10.381518	10.262459	-1.15%	60,895
2010*	10.000000	10.381518	3.82%	29,423
ProFunds - ProFund VP Consumer Goods - Q/NQ
2015	15.003863	15.448773	2.97%	10,437
2014	13.770105	15.003863	8.96%	8,342
2013	10.844733	13.770105	26.98%	3,938
2012	9.896459	10.844733	9.58%	2,333
2011*	10.000000	9.896459	-1.04%	3,461
ProFunds - ProFund VP Consumer Services - Q/NQ
2015	17.894923	18.518670	3.49%	13,180
2014	16.097227	17.894923	11.17%	4,677
2013	11.642635	16.097227	38.26%	12,673
2012	9.646469	11.642635	20.69%	5,982
2011*	10.000000	9.646469	-3.54%	1,561
ProFunds - ProFund VP Emerging Markets - Q/NQ
2015	8.140262	6.649469	-18.31%	24,935
2014	8.526611	8.140262	-4.53%	7,747
2013	9.217846	8.526611	-7.50%	22,388
2012	8.750409	9.217846	5.34%	51,893
2011	11.024282	8.750409	-20.63%	31,490
2010*	10.000000	11.024282	10.24%	98,971

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2015	11.956364	10.533236	-11.90%	24,508
2014	13.240391	11.956364	-9.70%	58,421
2013	11.011885	13.240391	20.24%	9,254
2012	9.554602	11.011885	15.25%	5,152
2011	10.608140	9.554602	-9.93%	2,193
2010*	10.000000	10.608140	6.08%	0
ProFunds - ProFund VP Financials - Q/NQ
2015	14.882814	14.491794	-2.63%	7,998
2014	13.333653	14.882814	11.62%	7,991
2013	10.212736	13.333653	30.56%	12,906
2012	8.283256	10.212736	23.29%	1,897
2011*	10.000000	8.283256	-17.17%	7
ProFunds - ProFund VP Health Care - Q/NQ
2015	18.842923	19.561892	3.82%	14,857
2014	15.410093	18.842923	22.28%	21,117
2013	11.154549	15.410093	38.15%	22,777
2012	9.611633	11.154549	16.05%	9,786
2011*	10.000000	9.611633	-3.88%	4,573
ProFunds - ProFund VP Industrials - Q/NQ
2015	14.263563	13.617266	-4.53%	25,512
2014	13.667217	14.263563	4.36%	35,876
2013	10.005314	13.667217	36.60%	42,380
2012	8.740898	10.005314	14.47%	7,252
2011*	10.000000	8.740898	-12.59%	1,246
ProFunds - ProFund VP International - Q/NQ
2015	11.320551	10.796179	-4.63%	7,172
2014	12.462748	11.320551	-9.16%	14,600
2013	10.550995	12.462748	18.12%	21,783
2012	9.207002	10.550995	14.60%	23,066
2011	10.873060	9.207002	-15.32%	34,252
2010*	10.000000	10.873060	8.73%	73,324
ProFunds - ProFund VP Internet - Q/NQ
2015	15.025191	17.875353	18.97%	9,949
2014	15.031372	15.025191	-0.04%	4,915
2013	10.023171	15.031372	49.97%	10,567
2012	8.466646	10.023171	18.38%	1,034
2011*	10.000000	8.466646	-15.33%	392
ProFunds - ProFund VP Japan - Q/NQ
2015	13.072925	13.673220	4.59%	4,056
2014	12.811693	13.072925	2.04%	1,595
2013	8.743267	12.811693	46.53%	3,681
2012	7.194145	8.743267	21.53%	2,083
2011	8.934040	7.194145	-19.47%	7,891
2010*	10.000000	8.934040	-10.66%	162

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2015	19.080491	20.267068	6.22%	28,953
2014	16.497018	19.080491	15.66%	38,069
2013	12.428971	16.497018	32.73%	26,024
2012	10.817934	12.428971	14.89%	60,217
2011	10.786581	10.817934	0.29%	77,265
2010*	10.000000	10.786581	7.87%	8,547
ProFunds - ProFund VP Oil & Gas - Q/NQ
2015	12.310832	9.324951	-24.25%	16,825
2014	13.972512	12.310832	-11.89%	16,881
2013	11.392684	13.972512	22.64%	18,445
2012	11.201005	11.392684	1.71%	14,272
2011	11.082122	11.201005	1.07%	16,448
2010*	10.000000	11.082122	10.82%	36,763
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2015	17.661987	18.234636	3.24%	7,814
2014	14.969389	17.661987	17.99%	6,241
2013	11.504871	14.969389	30.11%	9,659
2012	10.405457	11.504871	10.57%	10,406
2011*	10.000000	10.405457	4.05%	7,074
ProFunds - ProFund VP Precious Metals - Q/NQ
2015	3.233214	2.146044	-33.63%	14,651
2014	4.296182	3.233214	-24.74%	21,721
2013	7.003845	4.296182	-38.66%	27,918
2012	8.291697	7.003845	-15.53%	28,146
2011*	10.000000	8.291697	-17.08%	49,065
ProFunds - ProFund VP Real Estate - Q/NQ
2015	13.149097	13.040007	-0.83%	16,886
2014	10.640197	13.149097	23.58%	14,661
2013	10.754039	10.640197	-1.06%	9,256
2012	9.284934	10.754039	15.82%	12,411
2011*	10.000000	9.284934	-7.15%	4,735
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2015	3.976255	3.868136	-2.72%	5,667
2014	5.767817	3.976255	-31.06%	6,810
2013	5.009512	5.767817	15.14%	25,782
2012	5.445583	5.009512	-8.01%	8,036
2011	8.814301	5.445583	-38.22%	26,889
2010*	10.000000	8.814301	-11.86%	11,654
ProFunds - ProFund VP Semiconductor - Q/NQ
2015	14.659996	14.074694	-3.99%	3,106
2014	11.023999	14.659996	32.98%	9,021
2013	8.355238	11.023999	31.94%	3,120
2012	8.820362	8.355238	-5.27%	0
2011*	10.000000	8.820362	-11.80%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2015	7.423092	8.182918	10.24%	1,378
2014	7.736079	7.423092	-4.05%	0
2013	7.844157	7.736079	-1.38%	2,145
2012	9.126074	7.844157	-14.05%	933
2011	8.342637	9.126074	9.39%	373
2010*	10.000000	8.342637	-16.57%	782
ProFunds - ProFund VP Short International - Q/NQ
2015	5.386279	5.122970	-4.89%	412
2014	5.300550	5.386279	1.62%	278
2013	6.788299	5.300550	-21.92%	145
2012	8.601065	6.788299	-21.08%	947
2011	8.546855	8.601065	0.63%	324
2010*	10.000000	8.546855	-14.53%	1,389
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2015	3.430089	2.948357	-14.04%	0
2014	4.304259	3.430089	-20.31%	27,159
2013	6.167984	4.304259	-30.22%	0
2012	7.684226	6.167984	-19.73%	679
2011	8.683074	7.684226	-11.50%	165
2010*	10.000000	8.683074	-13.17%	2,797
ProFunds - ProFund VP Technology - Q/NQ
2015	14.628967	14.808128	1.22%	6,848
2014	12.529431	14.628967	16.76%	6,610
2013	10.124566	12.529431	23.75%	5,500
2012	9.285502	10.124566	9.04%	4,550
2011*	10.000000	9.285502	-7.14%	1,673
ProFunds - ProFund VP Telecommunications - Q/NQ
2015	12.085269	12.128044	0.35%	1,117
2014	12.157072	12.085269	-0.59%	3,755
2013	10.974020	12.157072	10.78%	3,130
2012	9.528127	10.974020	15.17%	3,796
2011*	10.000000	9.528127	-4.72%	378
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2015	16.096963	15.014294	-6.73%	4,679
2014	11.939193	16.096963	34.82%	23,416
2013	14.931766	11.939193	-20.04%	5,959
2012	14.960360	14.931766	-0.19%	100,535
2011	10.545466	14.960360	41.87%	20,736
2010*	10.000000	10.545466	5.45%	90,588

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2015	34.968045	39.268038	12.30%	3,934
2014	26.041697	34.968045	34.28%	6,502
2013	14.714018	26.041697	76.99%	14,170
2012	11.129129	14.714018	32.21%	18,015
2011	11.394429	11.129129	-2.33%	22,877
2010*	10.000000	11.394429	13.94%	12,189
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2015	1.173653	0.855525	-27.11%	43,655
2014	1.848050	1.173653	-36.49%	169
2013	3.639751	1.848050	-49.23%	169
2012	5.684453	3.639751	-35.97%	169
2011	7.389126	5.684453	-23.07%	169
2010*	10.000000	7.389126	-26.11%	170
ProFunds - ProFund VP Utilities - Q/NQ
2015	14.938413	13.821158	-7.48%	4,277
2014	12.004824	14.938413	24.44%	13,491
2013	10.717614	12.004824	12.01%	6,489
2012	10.827258	10.717614	-1.01%	13,248
2011*	10.000000	10.827258	8.27%	18,290
Rydex Variable Trust - Banking Fund - Q/NQ
2015	8.691102	8.173575	-5.95%	42,655
2014	8.501562	8.691102	2.23%	28,575
2013	6.657531	8.501562	27.70%	35,209
2012	5.422063	6.657531	22.79%	94,330
2011	7.052969	5.422063	-23.12%	75,105
2010	6.312005	7.052969	11.74%	134,051
2009	6.612566	6.312005	-4.55%	59,851
2008	11.370105	6.612566	-41.84%	127,232
2007	15.775194	11.370105	-27.92%	75,935
2006	14.345009	15.775194	9.97%	91,962
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2015	22.377175	18.293519	-18.25%	33,836
2014	23.056148	22.377175	-2.94%	45,066
2013	23.036585	23.056148	0.08%	55,065
2012	21.048101	23.036585	9.45%	82,191
2011	25.487828	21.048101	-17.42%	84,840
2010	20.354782	25.487828	25.22%	159,935
2009	13.245718	20.354782	53.67%	131,995
2008	24.541698	13.245718	-46.03%	124,992
2007	18.533610	24.541698	32.42%	335,938
2006	15.330613	18.533610	20.89%	270,767

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2015	30.692369	32.910090	7.23%	39,767
2014	23.399068	30.692369	31.17%	48,568
2013	15.350678	23.399068	52.43%	63,054
2012	11.420351	15.350678	34.42%	70,950
2011	10.446590	11.420351	9.32%	81,328
2010	9.546440	10.446590	9.43%	83,696
2009	8.160831	9.546440	16.98%	89,296
2008	9.357862	8.160831	-12.79%	269,603
2007	9.067923	9.357862	3.20%	94,051
2006	9.488486	9.067923	-4.43%	79,873
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2015	3.095810	2.025811	-34.56%	91,139
2014	4.745976	3.095810	-34.77%	104,046
2013	4.960493	4.745976	-4.32%	172,283
2012	5.089993	4.960493	-2.54%	226,303
2011	5.515556	5.089993	-7.72%	305,081
2010	5.164979	5.515556	6.79%	455,749
2009	4.683557	5.164979	10.28%	340,434
2008	9.294898	4.683557	-49.61%	240,532
2007	7.177332	9.294898	29.50%	275,482
2006	8.840859	7.177332	-18.82%	75,975
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2015	29.547413	31.025063	5.00%	55,622
2014	26.540036	29.547413	11.33%	60,308
2013	20.934393	26.540036	26.78%	58,554
2012	19.421429	20.934393	7.79%	84,421
2011	17.270004	19.421429	12.46%	115,935
2010	14.896410	17.270004	15.93%	117,587
2009	12.651076	14.896410	17.75%	106,469
2008	16.705865	12.651076	-24.27%	96,004
2007	15.215528	16.705865	9.79%	100,352
2006	13.107925	15.215528	16.08%	131,789
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2015	20.679173	19.579186	-5.32%	60,724
2014	17.910298	20.679173	15.46%	84,517
2013	11.136225	17.910298	60.83%	135,641
2012	9.617179	11.136225	15.80%	287,772
2011	8.918294	9.617179	7.84%	261,099
2010	7.241596	8.918294	23.15%	224,877
2009	5.352421	7.241596	35.30%	377,151
2008	14.143597	5.352421	-62.16%	457,514
2007	13.230610	14.143597	6.90%	227,834
2006	10.252645	13.230610	29.05%	221,205

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2015	11.481224	11.587936	0.93%	44,792
2014	9.386616	11.481224	22.31%	59,268
2013	7.031151	9.386616	33.50%	56,924
2012	7.039135	7.031151	-0.11%	84,750
2011	8.526736	7.039135	-17.45%	85,626
2010	7.873594	8.526736	8.30%	170,413
2009	4.635020	7.873594	69.87%	211,336
2008	9.398954	4.635020	-50.69%	27,048
2007	9.752427	9.398954	-3.62%	20,444
2006	9.626347	9.752427	1.31%	10,509
Rydex Variable Trust - Energy Fund - Q/NQ
2015	22.236286	15.336805	-31.03%	38,297
2014	27.643555	22.236286	-19.56%	74,501
2013	22.649686	27.643555	22.05%	58,481
2012	22.376203	22.649686	1.22%	72,998
2011	24.042017	22.376203	-6.93%	91,944
2010	20.429160	24.042017	17.68%	131,094
2009	14.921946	20.429160	36.91%	105,297
2008	27.973373	14.921946	-46.66%	178,645
2007	21.244157	27.973373	31.68%	300,446
2006	19.200634	21.244157	10.64%	198,671
Rydex Variable Trust - Energy Services Fund - Q/NQ
2015	21.717417	14.662234	-32.49%	20,624
2014	31.092936	21.717417	-30.15%	29,764
2013	25.389306	31.092936	22.46%	59,189
2012	25.582080	25.389306	-0.75%	69,014
2011	28.530500	25.582080	-10.33%	88,763
2010	22.897854	28.530500	24.60%	130,555
2009	14.262018	22.897854	60.55%	143,019
2008	34.031250	14.262018	-58.09%	133,471
2007	25.112820	34.031250	35.51%	214,827
2006	22.890848	25.112820	9.71%	141,325
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2015	10.787550	9.897147	-8.25%	33,812
2014	12.470864	10.787550	-13.50%	44,748
2013	10.182896	12.470864	22.47%	61,809
2012	8.467607	10.182896	20.26%	97,954
2011	10.093844	8.467607	-16.11%	61,492
2010	11.444428	10.093844	-11.80%	83,355
2009	8.534845	11.444428	34.09%	184,690
2008	19.128094	8.534845	-55.38%	176,084
2007	17.116166	19.128094	11.75%	446,601
2006	13.369428	17.116166	28.02%	392,099

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2015	12.066800	11.452537	-5.09%	65,191
2014	10.843183	12.066800	11.28%	82,566
2013	8.599651	10.843183	26.09%	69,299
2012	7.091335	8.599651	21.27%	130,855
2011	8.432106	7.091335	-15.90%	126,776
2010	7.458789	8.432106	13.05%	186,109
2009	6.304689	7.458789	18.31%	153,895
2008	12.276218	6.304689	-48.64%	135,405
2007	15.295892	12.276218	-19.74%	62,489
2006	13.255559	15.295892	15.39%	189,747
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2015	21.178198	19.867771	-6.19%	67,991
2014	15.910093	21.178198	33.11%	113,634
2013	19.688958	15.910093	-19.19%	78,401
2012	19.337480	19.688958	1.82%	101,549
2011	13.826186	19.337480	39.86%	165,929
2010	12.703624	13.826186	8.84%	155,009
2009	18.772685	12.703624	-32.33%	147,772
2008	13.113130	18.772685	43.16%	370,537
2007	12.089355	13.113130	8.47%	315,112
2006	12.627431	12.089355	-4.26%	222,399
Rydex Variable Trust - Health Care Fund - Q/NQ
2015	24.546056	25.362903	3.33%	79,419
2014	19.926026	24.546056	23.19%	97,794
2013	14.214210	19.926026	40.18%	97,108
2012	12.273316	14.214210	15.81%	107,630
2011	11.859849	12.273316	3.49%	127,957
2010	11.237162	11.859849	5.54%	135,062
2009	9.120033	11.237162	23.21%	176,296
2008	12.278483	9.120033	-25.72%	260,832
2007	11.716235	12.278483	4.80%	168,503
2006	11.275709	11.716235	3.91%	137,378
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2015	9.975979	9.791282	-1.85%	1,992
Rydex Variable Trust - Internet Fund - Q/NQ
2015	27.796077	29.773212	7.11%	33,150
2014	27.579841	27.796077	0.78%	26,743
2013	18.449134	27.579841	49.49%	50,541
2012	15.641362	18.449134	17.95%	44,042
2011	17.965003	15.641362	-12.93%	52,403
2010	15.047987	17.965003	19.38%	130,324
2009	9.178537	15.047987	63.95%	90,692
2008	16.844570	9.178537	-45.51%	27,541
2007	15.437753	16.844570	9.11%	107,945
2006	14.235823	15.437753	8.44%	89,595

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2015	0.872352	0.793036	-9.09%	298,981
2014	1.128038	0.872352	-22.67%	285,104
2013	2.033734	1.128038	-44.53%	159,538
2012	2.653286	2.033734	-23.35%	87,727
2011	3.680580	2.653286	-27.91%	64,651
2010	5.341368	3.680580	-31.09%	282,731
2009	9.762742	5.341368	-45.29%	146,056
2008	6.140424	9.762742	58.99%	109,116
2007	6.825793	6.140424	-10.04%	76,616
2006	8.826352	6.825793	-22.67%	239,283
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2015	3.110611	3.037410	-2.35%	146,292
2014	4.190827	3.110611	-25.78%	156,217
2013	3.678253	4.190827	13.94%	348,870
2012	3.966867	3.678253	-7.28%	174,490
2011	5.768926	3.966867	-31.24%	222,312
2010	6.693380	5.768926	-13.81%	365,820
2009	5.670499	6.693380	18.04%	486,250
2008	8.219706	5.670499	-31.01%	280,065
2007	8.708860	8.219706	-5.62%	207,004
2006	8.149326	8.708860	6.87%	430,618
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2015	2.122631	2.074630	-2.26%	6,933
2014	2.427986	2.122631	-12.58%	7,810
2013	3.391233	2.427986	-28.40%	9,906
2012	4.202369	3.391233	-19.30%	27,566
2011	4.587636	4.202369	-8.40%	23,263
2010	6.212076	4.587636	-26.15%	15,332
2009	9.709842	6.212076	-36.02%	22,276
2008	7.307483	9.709842	32.88%	33,113
2007	7.542666	7.307483	-3.12%	36,621
2006	7.933739	7.542666	-4.93%	118,580
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2015	1.149167	0.989741	-13.87%	41,475
2014	1.428711	1.149167	-19.57%	53,342
2013	2.037179	1.428711	-29.87%	74,590
2012	2.533284	2.037179	-19.58%	124,650
2011	2.849849	2.533284	-11.11%	120,190
2010	3.661796	2.849849	-22.17%	171,939
2009	6.182135	3.661796	-40.77%	496,608
2008	4.224987	6.182135	46.32%	119,579
2007	4.817969	4.224987	-12.31%	244,883
2006	4.943186	4.817969	-2.53%	490,073

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2015	1.966340	1.945695	-1.05%	110,693
2014	2.182305	1.966340	-9.90%	27,542
2013	3.192563	2.182305	-31.64%	17,923
2012	3.946213	3.192563	-19.10%	42,107
2011	4.321007	3.946213	-8.67%	77,925
2010	6.039865	4.321007	-28.46%	134,696
2009	9.100290	6.039865	-33.63%	242,376
2008	7.383028	9.100290	23.26%	76,018
2007	7.088828	7.383028	4.15%	108,287
2006	8.144778	7.088828	-12.96%	220,905
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2015	2.396852	2.264229	-5.53%	173,931
2014	2.834435	2.396852	-15.44%	176,232
2013	3.902128	2.834435	-27.36%	146,643
2012	4.755067	3.902128	-17.94%	151,447
2011	5.288547	4.755067	-10.09%	212,538
2010	6.442719	5.288547	-17.91%	499,199
2009	8.996140	6.442719	-28.38%	618,729
2008	6.535677	8.996140	37.65%	206,465
2007	6.557795	6.535677	-0.34%	354,919
2006	7.172039	6.557795	-8.56%	337,630
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2015	11.425099	12.648508	10.71%	20,156
2014	13.663568	11.425099	-16.38%	23,619
2013	8.860618	13.663568	54.21%	41,719
2012	7.463453	8.860618	18.72%	72,961
2011	10.625938	7.463453	-29.76%	44,612
2010	9.288706	10.625938	14.40%	79,777
2009	7.598005	9.288706	22.25%	59,695
2008	11.468090	7.598005	-33.75%	128,538
2007	13.070149	11.468090	-12.26%	73,537
2006	12.575856	13.070149	3.93%	207,706
Rydex Variable Trust - Leisure Fund - Q/NQ
2015	28.305516	28.065011	-0.85%	42,262
2014	26.640357	28.305516	6.25%	36,233
2013	18.924236	26.640357	40.77%	43,239
2012	15.780396	18.924236	19.92%	70,150
2011	15.581617	15.780396	1.28%	87,851
2010	12.093167	15.581617	28.85%	115,770
2009	8.947816	12.093167	35.15%	59,823
2008	17.781792	8.947816	-49.68%	16,170
2007	18.458246	17.781792	-3.66%	28,856
2006	15.123240	18.458246	22.05%	166,409

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2015	35.676418	33.325662	-6.59%	32,264
2014	32.243302	35.676418	10.65%	18,337
2013	21.711604	32.243302	48.51%	40,831
2012	17.666645	21.711604	22.90%	63,451
2011	19.340127	17.666645	-8.65%	73,766
2010	14.223663	19.340127	35.97%	143,352
2009	9.442032	14.223663	50.64%	105,765
2008	21.149756	9.442032	-55.36%	168,650
2007	20.654432	21.149756	2.40%	163,330
2006	18.914906	20.654432	9.20%	143,532
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2015	31.957165	36.210163	13.31%	49,459
2014	23.671093	31.957165	35.01%	63,959
2013	13.287501	23.671093	78.15%	142,335
2012	10.022354	13.287501	32.58%	123,977
2011	10.207707	10.022354	-1.82%	134,134
2010	7.542969	10.207707	35.33%	308,880
2009	3.503433	7.542969	115.30%	390,570
2008	12.935014	3.503433	-72.92%	437,087
2007	10.207461	12.935014	26.72%	437,034
2006	9.847099	10.207461	3.66%	260,252
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2015	28.086229	30.051205	7.00%	66,107
2014	24.192320	28.086229	16.10%	69,683
2013	18.179847	24.192320	33.07%	84,571
2012	15.750375	18.179847	15.42%	87,274
2011	15.595012	15.750375	1.00%	107,235
2010	13.315080	15.595012	17.12%	176,818
2009	8.861757	13.315080	50.25%	242,227
2008	15.433917	8.861757	-42.58%	120,415
2007	13.252407	15.433917	16.46%	260,762
2006	12.674459	13.252407	4.56%	166,631
Rydex Variable Trust - Nova Fund - Q/NQ
2015	19.675578	19.309594	-1.86%	222,838
2014	16.784679	19.675578	17.22%	255,576
2013	11.396588	16.784679	47.28%	258,536
2012	9.431385	11.396588	20.84%	302,331
2011	9.653560	9.431385	-2.30%	267,471
2010	8.140463	9.653560	18.59%	419,978
2009	6.077306	8.140463	33.95%	507,133
2008	13.505039	6.077306	-55.00%	228,038
2007	13.510922	13.505039	-0.04%	345,385
2006	11.459012	13.510922	17.91%	505,362

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2015	10.296948	7.087100	-31.17%	129,966
2014	12.603080	10.296948	-18.30%	131,309
2013	23.655771	12.603080	-46.72%	158,930
2012	24.954231	23.655771	-5.20%	185,159
2011	33.284792	24.954231	-25.03%	207,277
2010	24.386260	33.284792	36.49%	364,462
2009	16.530467	24.386260	47.52%	300,134
2008	27.220790	16.530467	-39.27%	288,507
2007	23.035143	27.220790	18.17%	239,265
2006	19.190145	23.035143	20.04%	238,327
Rydex Variable Trust - Real Estate Fund - Q/NQ
2015	23.665466	22.802730	-3.65%	49,589
2014	19.784356	23.665466	19.62%	92,142
2013	19.255033	19.784356	2.75%	95,830
2012	16.460056	19.255033	16.98%	144,366
2011	16.282431	16.460056	1.09%	160,365
2010	13.191611	16.282431	23.43%	252,452
2009	10.653444	13.191611	23.82%	129,769
2008	18.467932	10.653444	-42.31%	98,752
2007	23.100685	18.467932	-20.05%	84,369
2006	17.876161	23.100685	29.23%	257,195
Rydex Variable Trust - Retailing Fund - Q/NQ
2015	26.376327	25.726948	-2.46%	22,221
2014	24.557502	26.376327	7.41%	24,673
2013	18.294182	24.557502	34.24%	45,234
2012	15.849316	18.294182	15.43%	41,997
2011	15.226552	15.849316	4.09%	85,666
2010	12.309188	15.226552	23.70%	75,937
2009	8.634008	12.309188	42.57%	24,702
2008	13.026525	8.634008	-33.72%	88,599
2007	15.079053	13.026525	-13.61%	20,713
2006	13.857675	15.079053	8.81%	31,660
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2015	26.951273	24.223252	-10.12%	26,127
2014	26.143810	26.951273	3.09%	36,496
2013	16.679760	26.143810	56.74%	52,901
2012	13.819747	16.679760	20.70%	69,993
2011	15.920105	13.819747	-13.19%	87,580
2010	11.683388	15.920105	36.26%	137,599
2009	8.865915	11.683388	31.78%	83,153
2008	18.442661	8.865915	-51.93%	166,824
2007	20.006629	18.442661	-7.82%	149,770
2006	16.747069	20.006629	19.46%	1,006,925

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2015	19.388206	18.847242	-2.79%	37,330
2014	15.734501	19.388206	23.22%	55,287
2013	9.434684	15.734501	66.77%	126,480
2012	7.376787	9.434684	27.90%	161,944
2011	7.769198	7.376787	-5.05%	237,033
2010	6.264193	7.769198	24.03%	404,136
2009	4.329333	6.264193	44.69%	449,753
2008	13.680530	4.329333	-68.35%	746,922
2007	13.756226	13.680530	-0.55%	175,955
2006	11.249719	13.756226	22.28%	358,907
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2015	20.460071	20.443301	-0.08%	139,170
2014	18.411396	20.460071	11.13%	165,568
2013	13.179800	18.411396	39.69%	161,742
2012	11.767247	13.179800	12.00%	158,833
2011	12.034854	11.767247	-2.22%	261,372
2010	9.737339	12.034854	23.59%	250,064
2009	6.690287	9.737339	45.54%	230,411
2008	11.247697	6.690287	-40.52%	136,556
2007	10.846436	11.247697	3.70%	188,593
2006	10.409753	10.846436	4.19%	142,582
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2015	20.559957	18.417261	-10.42%	87,430
2014	18.747520	20.559957	9.67%	173,381
2013	13.055973	18.747520	43.59%	138,168
2012	10.806157	13.055973	20.82%	120,630
2011	11.289325	10.806157	-4.28%	140,736
2010	9.492113	11.289325	18.93%	167,889
2009	6.348554	9.492113	49.52%	140,288
2008	12.508650	6.348554	-49.25%	157,822
2007	13.372720	12.508650	-6.46%	118,768
2006	11.497223	13.372720	16.31%	564,616
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2015	24.155844	24.193143	0.15%	109,983
2014	24.822256	24.155844	-2.68%	77,009
2013	18.732436	24.822256	32.51%	119,901
2012	16.329422	18.732436	14.72%	149,591
2011	16.628391	16.329422	-1.80%	203,555
2010	12.688052	16.628391	31.06%	310,801
2009	8.185100	12.688052	55.01%	187,689
2008	12.967810	8.185100	-36.88%	136,610
2007	12.096993	12.967810	7.20%	233,432
2006	11.866251	12.096993	1.94%	146,294

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2015	20.339337	17.719975	-12.88%	44,729
2014	19.279680	20.339337	5.50%	53,566
2013	14.361773	19.279680	34.24%	65,605
2012	12.419464	14.361773	15.64%	80,055
2011	13.531249	12.419464	-8.22%	82,336
2010	11.394786	13.531249	18.75%	100,879
2009	7.424888	11.394786	53.47%	241,017
2008	13.325268	7.424888	-44.28%	84,267
2007	14.167806	13.325268	-5.95%	98,056
2006	12.241776	14.167806	15.73%	143,671
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2015	20.887846	20.570600	-1.52%	25,945
2014	21.130943	20.887846	-1.15%	34,893
2013	15.127944	21.130943	39.68%	98,718
2012	13.836552	15.127944	9.33%	87,215
2011	13.521853	13.836552	2.33%	137,120
2010	10.908356	13.521853	23.96%	184,692
2009	8.237088	10.908356	32.43%	104,085
2008	12.687221	8.237088	-35.08%	169,435
2007	12.849542	12.687221	-1.26%	117,362
2006	12.065848	12.849542	6.50%	177,496
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2015	18.573146	15.873076	-14.54%	21,224
2014	18.545786	18.573146	0.15%	37,690
2013	13.135723	18.545786	41.19%	88,162
2012	11.039157	13.135723	18.99%	65,594
2011	12.331917	11.039157	-10.48%	97,056
2010	9.972322	12.331917	23.66%	138,260
2009	6.217076	9.972322	60.40%	181,950
2008	11.131536	6.217076	-44.15%	162,683
2007	14.140714	11.131536	-21.28%	70,349
2006	12.000006	14.140714	17.84%	274,581
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2015	6.703335	7.510949	12.05%	25,657
2014	5.516329	6.703335	21.52%	101,336
2013	5.751255	5.516329	-4.08%	21,038
2012	6.208263	5.751255	-7.36%	65,995
2011	6.559811	6.208263	-5.36%	73,406
2010	6.949263	6.559811	-5.60%	81,148
2009	8.353109	6.949263	-16.81%	47,127
2008	8.004957	8.353109	4.35%	68,173
2007	9.088290	8.004957	-11.92%	31,759
2006	10.286860	9.088290	-11.65%	7,678

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2015	19.854282	19.844456	-0.05%	55,508
2014	18.217047	19.854282	8.99%	59,325
2013	13.611368	18.217047	33.84%	56,317
2012	12.296454	13.611368	10.69%	70,657
2011	13.699564	12.296454	-10.24%	88,016
2010	12.370259	13.699564	10.75%	121,779
2009	8.042347	12.370259	53.81%	172,727
2008	14.904288	8.042347	-46.04%	91,877
2007	13.660647	14.904288	9.10%	148,790
2006	13.050397	13.660647	4.68%	65,032
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2015	9.234512	8.514126	-7.80%	17,743
2014	9.103843	9.234512	1.44%	19,013
2013	7.840502	9.103843	16.11%	23,098
2012	7.564323	7.840502	3.65%	33,533
2011	8.939669	7.564323	-15.38%	60,418
2010	7.897611	8.939669	13.19%	120,600
2009	6.208622	7.897611	27.20%	102,359
2008	11.490409	6.208622	-45.97%	71,209
2007	10.642985	11.490409	7.96%	135,244
2006	9.008629	10.642985	18.14%	102,639
Rydex Variable Trust - Transportation Fund - Q/NQ
2015	30.391523	25.810047	-15.07%	32,902
2014	25.036490	30.391523	21.39%	64,035
2013	16.813384	25.036490	48.91%	67,998
2012	14.465757	16.813384	16.23%	66,305
2011	16.464406	14.465757	-12.14%	75,529
2010	13.417697	16.464406	22.71%	101,616
2009	11.563371	13.417697	16.04%	69,125
2008	15.651490	11.563371	-26.12%	138,387
2007	17.353631	15.651490	-9.81%	20,698
2006	16.347878	17.353631	6.15%	30,465
Rydex Variable Trust - Utilities Fund - Q/NQ
2015	16.861192	15.440260	-8.43%	55,575
2014	13.879786	16.861192	21.48%	70,862
2013	12.357351	13.879786	12.32%	75,723
2012	12.363286	12.357351	-0.05%	121,719
2011	10.754991	12.363286	14.95%	174,005
2010	10.179554	10.754991	5.65%	154,539
2009	9.049477	10.179554	12.49%	179,680
2008	12.999381	9.049477	-30.39%	186,312
2007	11.652407	12.999381	11.56%	287,676
2006	9.744681	11.652407	19.58%	431,014

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2015	7.855421	6.458316	-17.79%	19,575
2014	10.177110	7.855421	-22.81%	17,882
2013	10.593756	10.177110	-3.93%	12,764
2012	10.634201	10.593756	-0.38%	10,478
2011	11.169079	10.634201	-4.79%	13,711
2010	11.970302	11.169079	-6.69%	22,300
2009	11.359173	11.970302	5.38%	81,289
2008	13.093703	11.359173	-13.25%	98,684
2007	11.214831	13.093703	16.75%	82,157
2006	9.720048	11.214831	15.38%	63,200
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.077274	9.871217	-2.04%	5,836
2014	10.056297	10.077274	0.21%	4,643
2013*	10.000000	10.056297	0.56%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	11.037343	10.782191	-2.31%	2,543
2014	10.852083	11.037343	1.71%	7,259
2013	12.031890	10.852083	-9.81%	7,569
2012	10.326281	12.031890	16.52%	19,395
2011*	10.000000	10.326281	3.26%	310
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.621951	9.041853	-14.88%	10,899
2014*	10.000000	10.621951	6.22%	11,788
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	12.177131	11.866403	-2.55%	10,372
2014	10.820063	12.177131	12.54%	75,958
2013	10.665032	10.820063	1.45%	11,639
2012	8.303049	10.665032	28.45%	14,466
2011*	10.000000	8.303049	-16.97%	494
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.535022	10.657819	-7.60%	13,719
2014	11.440853	11.535022	0.82%	13,277
2013	9.998811	11.440853	14.42%	8,848
2012	8.896846	9.998811	12.39%	568
2011*	10.000000	8.896846	-11.03%	1,472
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	6.876900	4.524089	-34.21%	11,696
2014	8.599842	6.876900	-20.03%	63,944
2013	7.870786	8.599842	9.26%	76,211
2012	7.701774	7.870786	2.19%	55,572
2011*	10.000000	7.701774	-22.98%	7,189

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2015	12.377762	12.387457	0.08%	0
2014	11.696529	12.377762	5.82%	0
2013	10.181709	11.696529	14.88%	0
2012	9.089836	10.181709	12.01%	0
2011*	10.000000	9.089836	-9.10%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.466436	7.032365	-38.67%	0
2014	10.370453	11.466436	10.57%	0
2013*	10.000000	10.370453	3.70%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.257457	10.000914	-2.50%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.423802	10.044530	-3.64%	0
2014	10.213396	10.423802	2.06%	0
2013	11.295218	10.213396	-9.58%	0
2012	10.646417	11.295218	6.09%	0
2011*	10.000000	10.646417	6.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015*	10.000000	9.256136	-7.44%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I - Q/NQ
2015*	10.000000	9.971156	-0.29%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2015*	10.000000	9.383880	-6.16%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.842138	9.549718	-2.97%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.570648	11.429619	-1.22%	0
2014	11.494741	11.570648	0.66%	0
2013*	10.000000	11.494741	14.95%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.514257	12.240311	-2.19%	0
2014	12.426139	12.514257	0.71%	0
2013	10.992394	12.426139	13.04%	0
2012	10.117793	10.992394	8.64%	0
2011	10.627272	10.117793	-4.79%	0
2010*	10.000000	10.627272	6.27%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2015	9.938812	9.428186	-5.14%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2015	7.191421	5.321902	-26.00%	0
2014	8.770860	7.191421	-18.01%	0
2013	9.893582	8.770860	-11.35%	0
2012	10.228334	9.893582	-3.27%	0
2011	11.851719	10.228334	-13.70%	0
2010*	10.000000	11.851719	18.52%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.896909	10.495243	-3.69%	0
2014*	10.000000	10.896909	8.97%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.587913	-4.12%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2015	11.993737	11.842675	-1.26%	0
2014	11.502349	11.993737	4.27%	0
2013	10.093730	11.502349	13.96%	0
2012	9.102844	10.093730	10.89%	0
2011*	10.000000	9.102844	-8.97%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.692156	-3.08%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.284800	-7.15%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.276919	2.77%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.119990	-8.80%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.885143	9.577442	-3.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.360848	13.306952	-7.34%	0
2014	14.132758	14.360848	1.61%	0
2013	11.557161	14.132758	22.29%	0
2012	10.142690	11.557161	13.95%	0
2011	10.426391	10.142690	-2.72%	0
2010*	10.000000	10.426391	4.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.914629	10.022930	-8.17%	0
2014	10.559773	10.914629	3.36%	0
2013*	10.000000	10.559773	5.60%	377

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.942745	11.368731	-4.81%	0
2014	11.435022	11.942745	4.44%	0
2013*	10.000000	11.435022	14.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.414108	-5.86%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.544508	9.811943	-6.95%	0
2014	10.267486	10.544508	2.70%	0
2013*	10.000000	10.267486	2.67%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.973636	9.798268	-1.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.920361	9.580781	-3.42%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2015	12.723622	11.804467	-7.22%	0
2014	12.446089	12.723622	2.23%	0
2013	10.205617	12.446089	21.95%	0
2012	9.084654	10.205617	12.34%	0
2011	9.918906	9.084654	-8.41%	0
2010	8.719577	9.918906	13.75%	0
2009	6.330757	8.719577	37.73%	0
2008	11.259340	6.330757	-43.77%	0
2007	10.017197	11.259340	12.40%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2015	11.646371	11.044731	-5.17%	0
2014	11.466778	11.646371	1.57%	0
2013	9.773676	11.466778	17.32%	0
2012	8.800021	9.773676	11.06%	0
2011	9.298198	8.800021	-5.36%	0
2010	8.273470	9.298198	12.39%	0
2009	6.166612	8.273470	34.17%	0
2008	10.786735	6.166612	-42.83%	0
2007*	10.000000	10.786735	7.87%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2015	11.390966	10.786721	-5.30%	0
2014	11.325457	11.390966	0.58%	0
2013	10.405243	11.325457	8.84%	0
2012	9.506403	10.405243	9.46%	0
2011	9.648351	9.506403	-1.47%	0
2010	8.798833	9.648351	9.65%	0
2009	7.265091	8.798833	21.11%	0
2008	10.515873	7.265091	-30.91%	0
2007	10.020480	10.515873	4.94%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.812881	7.599627	-2.73%	0
2014	7.055218	7.812881	10.74%	0
2013	6.960681	7.055218	1.36%	0
2012	7.934449	6.960681	-12.27%	0
2011	8.788872	7.934449	-9.72%	0
2010	9.221686	8.788872	-4.69%	0
2009	9.724054	9.221686	-5.17%	0
2008*	10.000000	9.724054	-2.76%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	14.717067	14.723688	0.04%	0
2014	14.490823	14.717067	1.56%	0
2013	12.486869	14.490823	16.05%	0
2012	12.102608	12.486869	3.18%	0
2011	13.109619	12.102608	-7.68%	0
2010	11.931420	13.109619	9.87%	0
2009	9.486967	11.931420	25.77%	0
2008	16.202664	9.486967	-41.45%	0
2007	13.361348	16.202664	21.27%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.386671	9.445487	0.63%	0
2014	9.077706	9.386671	3.40%	0
2013	9.038525	9.077706	0.43%	0
2012	8.949445	9.038525	1.00%	0
2011	8.761665	8.949445	2.14%	0
2010	8.351761	8.761665	4.91%	0
2009	8.740212	8.351761	-4.44%	0
2008	10.883986	8.740212	-19.70%	0
2007	10.609979	10.883986	2.58%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2015	10.286912	10.237510	-0.48%	0
2014	10.169709	10.286912	1.15%	0
2013*	10.000000	10.169709	1.70%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.474270	10.317320	-1.50%	0
2014	10.063219	10.474270	4.08%	0
2013*	10.000000	10.063219	0.63%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.452615	9.872748	-5.55%	0
2014	10.008090	10.452615	4.44%	0
2013*	10.000000	10.008090	0.08%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	13.050322	11.817525	-9.45%	0
2014	13.942946	13.050322	-6.40%	0
2013	11.277895	13.942946	23.63%	0
2012	9.578426	11.277895	17.74%	0
2011	10.447369	9.578426	-8.32%	0
2010*	10.000000	10.447369	4.47%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.280029	7.329770	-21.02%	0
2014	9.849476	9.280029	-5.78%	0
2013*	10.000000	9.849476	-1.51%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.754861	9.051967	-7.21%	0
2014	10.024660	9.754861	-2.69%	0
2013*	10.000000	10.024660	0.25%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.298316	10.884701	-3.66%	0
2014	10.969612	11.298316	3.00%	0
2013	10.229039	10.969612	7.24%	0
2012	9.475725	10.229039	7.95%	0
2011*	10.000000	9.475725	-5.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.481594	13.450897	-0.23%	0
2014	12.996735	13.481594	3.73%	0
2013	10.670053	12.996735	21.81%	0
2012	9.333111	10.670053	14.32%	0
2011*	10.000000	9.333111	-6.67%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.851622	9.479622	-3.78%	0
2014*	10.000000	9.851622	-1.48%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.241373	9.790180	-4.41%	0
2014*	10.000000	10.241373	2.41%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	12.047205	11.526641	-4.32%	0
2014	11.823605	12.047205	1.89%	0
2013*	10.000000	11.823605	18.24%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.631080	11.289084	-2.94%	0
2014	11.557496	11.631080	0.64%	0
2013*	10.000000	11.557496	15.57%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.079497	9.972667	-1.06%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	15.071086	14.629079	-2.93%	0
2014	14.597684	15.071086	3.24%	0
2013	11.411398	14.597684	27.92%	0
2012	9.944034	11.411398	14.76%	0
2011	10.750278	9.944034	-7.50%	0
2010*	10.000000	10.750278	7.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	13.082643	12.788723	-2.25%	0
2014	12.695945	13.082643	3.05%	0
2013	11.207429	12.695945	13.28%	0
2012	10.214100	11.207429	9.73%	0
2011	10.478846	10.214100	-2.53%	0
2010*	10.000000	10.478846	4.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	14.065383	13.711952	-2.51%	0
2014	13.597477	14.065383	3.44%	0
2013	11.351011	13.597477	19.79%	0
2012	10.109924	11.351011	12.28%	0
2011	10.597846	10.109924	-4.60%	0
2010*	10.000000	10.597846	5.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.594937	11.371725	-1.93%	0
2014	11.356844	11.594937	2.10%	0
2013	10.954420	11.356844	3.67%	0
2012	10.314344	10.954420	6.21%	0
2011	10.294100	10.314344	0.20%	0
2010*	10.000000	10.294100	2.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.389036	9.823628	-5.44%	0
2014	10.282818	10.389036	1.03%	0
2013*	10.000000	10.282818	2.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.334272	9.712344	-6.02%	0
2014	10.354848	10.334272	-0.20%	0
2013*	10.000000	10.354848	3.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.567377	13.261695	-2.25%	0
2014	13.132013	13.567377	3.32%	0
2013	11.282655	13.132013	16.39%	0
2012	10.162873	11.282655	11.02%	0
2011	10.531712	10.162873	-3.50%	0
2010*	10.000000	10.531712	5.32%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.422503	14.034601	-2.69%	0
2014	13.960810	14.422503	3.31%	0
2013	11.370065	13.960810	22.79%	0
2012	10.043550	11.370065	13.21%	0
2011	10.663438	10.043550	-5.81%	0
2010*	10.000000	10.663438	6.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.611036	12.326993	-2.25%	0
2014	12.263581	12.611036	2.83%	0
2013	11.158469	12.263581	9.90%	0
2012	10.263472	11.158469	8.72%	0
2011	10.416035	10.263472	-1.46%	0
2010*	10.000000	10.416035	4.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.897964	10.711503	-1.71%	0
2014	10.516943	10.897964	3.62%	0
2013	10.867322	10.516943	-3.22%	0
2012	10.268706	10.867322	5.83%	0
2011*	10.000000	10.268706	2.69%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	9.664087	8.020780	-17.00%	0
2014*	10.000000	9.664087	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.750972	9.294964	-4.68%	0
2014*	10.000000	9.750972	-2.49%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.247471	9.786469	-4.50%	0
2014*	10.000000	10.247471	2.47%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.172941	10.039942	-1.31%	0
2014*	10.000000	10.172941	1.73%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.732883	9.523839	-2.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.360609	10.134115	-2.19%	0
2014*	10.000000	10.360609	3.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.263715	10.122933	-1.37%	0
2014*	10.000000	10.263715	2.64%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.340604	10.162178	-1.73%	0
2014*	10.000000	10.340604	3.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.167793	10.072376	-0.94%	0
2014*	10.000000	10.167793	1.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.387878	9.930575	-4.40%	0
2014	10.262027	10.387878	1.23%	0
2013*	10.000000	10.262027	2.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.379852	9.849693	-5.11%	0
2014	10.326880	10.379852	0.51%	0
2013*	10.000000	10.326880	3.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.328017	10.169928	-1.53%	0
2014*	10.000000	10.328017	3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.331382	10.132914	-1.92%	0
2014*	10.000000	10.331382	3.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.258877	10.132674	-1.23%	0
2014*	10.000000	10.258877	2.59%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.128501	9.753353	-3.70%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.408030	9.295130	-1.20%	0
2014	9.522297	9.408030	-1.20%	0
2013	9.637949	9.522297	-1.20%	0
2012	9.755328	9.637949	-1.20%	0
2011	9.873477	9.755328	-1.20%	0
2010	9.993387	9.873477	-1.20%	0
2009*	10.000000	9.993387	-0.07%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.838641	9.439625	-4.06%	0
2014	9.585853	9.838641	2.64%	0
2013*	10.000000	9.585853	-4.14%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	13.260743	13.015865	-1.85%	0
2014	13.605757	13.260743	-2.54%	0
2013	11.373726	13.605757	19.62%	0
2012	9.965518	11.373726	14.13%	0
2011	11.160337	9.965518	-10.71%	0
2010*	10.000000	11.160337	11.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	9.016324	8.431925	-6.48%	0
2014*	10.000000	9.016324	-9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	17.094490	17.417919	1.89%	0
2014	15.708011	17.094490	8.83%	0
2013	11.828204	15.708011	32.80%	0
2012	10.308402	11.828204	14.74%	0
2011	10.781874	10.308402	-4.39%	0
2010*	10.000000	10.781874	7.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	16.098771	15.359002	-4.60%	0
2014	14.780317	16.098771	8.92%	0
2013	11.079079	14.780317	33.41%	0
2012	9.536360	11.079079	16.18%	0
2011	10.278147	9.536360	-7.22%	0
2010*	10.000000	10.278147	2.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	23.385136	23.061751	-1.38%	0
2014	22.751163	23.385136	2.79%	0
2013	16.573022	22.751163	37.28%	0
2012	14.598956	16.573022	13.52%	0
2011	15.428468	14.598956	-5.38%	0
2010	12.313417	15.428468	25.30%	0
2009*	10.000000	12.313417	23.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.866452	16.606450	-1.54%	0
2014	16.459069	16.866452	2.48%	0
2013	12.018913	16.459069	36.94%	0
2012	10.611265	12.018913	13.27%	0
2011	11.240189	10.611265	-5.60%	0
2010*	10.000000	11.240189	12.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.556628	17.804900	-4.05%	0
2014	16.050262	18.556628	15.62%	0
2013	11.973346	16.050262	34.05%	0
2012	10.416462	11.973346	14.95%	0
2011	10.793273	10.416462	-3.49%	0
2010*	10.000000	10.793273	7.93%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	11.049126	10.999069	-0.45%	0
2014*	10.000000	11.049126	10.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	10.754250	9.985291	-7.15%	0
2014*	10.000000	10.754250	7.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	10.433834	10.140055	-2.82%	0
2014*	10.000000	10.433834	4.34%	102
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	10.899442	10.869379	-0.28%	0
2014*	10.000000	10.899442	8.99%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.851136	11.046149	-6.79%	0
2014	9.326948	11.851136	27.06%	0
2013*	10.000000	9.326948	-6.73%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.115026	10.109877	-0.05%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.006180	9.852388	-1.54%	0
2014	10.077926	10.006180	-0.71%	0
2013	10.189577	10.077926	-1.10%	0
2012	9.962611	10.189577	2.28%	0
2011*	10.000000	9.962611	-0.37%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.214298	9.599056	-6.02%	0
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.043404	9.420773	-6.20%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2015	9.983765	9.138791	-8.46%	0
2014	10.135017	9.983765	-1.49%	0
2013*	10.000000	10.135017	1.35%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2015	9.689517	9.265987	-4.37%	0
2014	9.671611	9.689517	0.19%	0
2013*	10.000000	9.671611	-3.28%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares - Q/NQ
2015	10.510759	9.696179	-7.75%	0
2014	9.892547	10.510759	6.25%	0
2013	9.635244	9.892547	2.67%	0
2012*	10.000000	9.635244	-3.65%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2015	10.324988	9.945214	-3.68%	0
2014	10.564072	10.324988	-2.26%	0
2013	10.221921	10.564072	3.35%	0
2012*	10.000000	10.221921	2.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.532453	11.812488	2.43%	0
2014	11.437371	11.532453	0.83%	65
2013*	10.000000	11.437371	14.37%	71
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.624507	9.532555	-10.28%	0
2014	10.704860	10.624507	-0.75%	0
2013	10.823058	10.704860	-1.09%	0
2012	9.541933	10.823058	13.43%	0
2011*	10.000000	9.541933	-4.58%	0
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.882107	5.788984	-26.56%	0
2014	9.803297	7.882107	-19.60%	0
2013	11.634415	9.803297	-15.74%	0
2012	11.202071	11.634415	3.86%	0
2011	12.262946	11.202071	-8.65%	0
2010*	10.000000	12.262946	22.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.917091	11.495604	-3.54%	0
2014	11.894763	11.917091	0.19%	0
2013	12.951202	11.894763	-8.16%	0
2012	11.131226	12.951202	16.35%	0
2011	10.607285	11.131226	4.94%	0
2010*	10.000000	10.607285	6.07%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.103573	10.183174	-8.29%	0
2014	11.204704	11.103573	-0.90%	0
2013	12.137888	11.204704	-7.69%	0
2012	11.674832	12.137888	3.97%	0
2011	10.898960	11.674832	7.12%	0
2010*	10.000000	10.898960	8.99%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.134461	10.546101	-5.28%	0
2014	11.031575	11.134461	0.93%	0
2013	12.211648	11.031575	-9.66%	0
2012	11.566574	12.211648	5.58%	0
2011	10.894412	11.566574	6.17%	0
2010*	10.000000	10.894412	8.94%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2015	12.982527	12.599825	-2.95%	0
2014	12.728725	12.982527	1.99%	0
2013	12.196694	12.728725	4.36%	0
2012	10.810666	12.196694	12.82%	0
2011	10.598871	10.810666	2.00%	0
2010*	10.000000	10.598871	5.99%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.077336	9.977196	-0.99%	0
2014	10.123986	10.077336	-0.46%	0
2013	10.270798	10.123986	-1.43%	0
2012	9.830586	10.270798	4.48%	0
2011*	10.000000	9.830586	-1.69%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.786061	10.692397	-0.87%	0
2014	10.480302	10.786061	2.92%	0
2013	10.829940	10.480302	-3.23%	0
2012	10.010745	10.829940	8.18%	0
2011*	10.000000	10.010745	0.11%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.103549	9.803836	-2.97%	0
2014	9.933874	10.103549	1.71%	0
2013*	10.000000	9.933874	-0.66%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2015	7.770648	6.482493	-16.58%	0
2014	9.019448	7.770648	-13.85%	0
2013	9.333480	9.019448	-3.36%	0
2012	8.460655	9.333480	10.32%	0
2011	11.210706	8.460655	-24.53%	81
2010*	10.000000	11.210706	12.11%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2015	13.039018	12.336885	-5.38%	0
2014	13.236581	13.039018	-1.49%	0
2013	11.982720	13.236581	10.46%	0
2012	10.483240	11.982720	14.30%	0
2011	10.830175	10.483240	-3.20%	0
2010*	10.000000	10.830175	8.30%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2015	13.706619	13.563010	-1.05%	0
2014	13.556001	13.706619	1.11%	0
2013	12.471240	13.556001	8.70%	0
2012	11.060732	12.471240	12.75%	0
2011	10.895699	11.060732	1.51%	0
2010*	10.000000	10.895699	8.96%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2015	10.115383	9.056593	-10.47%	0
2014	10.401390	10.115383	-2.75%	0
2013	9.156768	10.401390	13.59%	0
2012	8.026035	9.156768	14.09%	0
2011	11.127401	8.026035	-27.87%	0
2010*	10.000000	11.127401	11.27%	0
ProFunds - ProFund VP Banks - Q/NQ
2015	14.149392	13.919059	-1.63%	0
2014	12.974898	14.149392	9.05%	0
2013	9.840299	12.974898	31.85%	0
2012	7.466041	9.840299	31.80%	0
2011*	10.000000	7.466041	-25.34%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2015	9.732954	8.277349	-14.96%	0
2014	9.687788	9.732954	0.47%	0
2013	8.279361	9.687788	17.01%	0
2012	7.724641	8.279361	7.18%	0
2011*	10.000000	7.724641	-22.75%	0
ProFunds - ProFund VP Bear - Q/NQ
2015	4.095977	3.847588	-6.06%	0
2014	4.834592	4.095977	-15.28%	0
2013	6.662216	4.834592	-27.43%	0
2012	8.085149	6.662216	-17.60%	0
2011	8.981110	8.085149	-9.98%	0
2010*	10.000000	8.981110	-10.19%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2015	27.749137	28.321042	2.06%	0
2014	21.650220	27.749137	28.17%	0
2013	13.011101	21.650220	66.40%	0
2012	9.359485	13.011101	39.02%	0
2011*	10.000000	9.359485	-6.41%	0
ProFunds - ProFund VP Bull - Q/NQ
2015	16.289514	16.020321	-1.65%	0
2014	14.791067	16.289514	10.13%	0
2013	11.537544	14.791067	28.20%	0
2012	10.253833	11.537544	12.52%	0
2011	10.378033	10.253833	-1.20%	0
2010*	10.000000	10.378033	3.78%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2015	14.976080	15.412368	2.91%	0
2014	13.751551	14.976080	8.90%	0
2013	10.835607	13.751551	26.91%	0
2012	9.893142	10.835607	9.53%	0
2011*	10.000000	9.893142	-1.07%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2015	17.861744	18.474974	3.43%	0
2014	16.075514	17.861744	11.11%	0
2013	11.632813	16.075514	38.19%	0
2012	9.643228	11.632813	20.63%	0
2011*	10.000000	9.643228	-3.57%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2015	8.121093	6.630451	-18.36%	0
2014	8.510837	8.121093	-4.58%	0
2013	9.205442	8.510837	-7.55%	0
2012	8.743063	9.205442	5.29%	0
2011	11.020588	8.743063	-20.67%	0
2010*	10.000000	11.020588	10.21%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2015	11.928215	10.503119	-11.95%	0
2014	13.215902	11.928215	-9.74%	0
2013	10.997075	13.215902	20.18%	0
2012	9.546589	10.997075	15.19%	0
2011	10.604590	9.546589	-9.98%	0
2010*	10.000000	10.604590	6.05%	0
ProFunds - ProFund VP Financials - Q/NQ
2015	14.855205	14.457585	-2.68%	0
2014	13.315664	14.855205	11.56%	0
2013	10.204123	13.315664	30.49%	0
2012	8.280469	10.204123	23.23%	0
2011*	10.000000	8.280469	-17.20%	0
ProFunds - ProFund VP Health Care - Q/NQ
2015	18.808055	19.515808	3.76%	0
2014	15.389362	18.808055	22.21%	0
2013	11.145171	15.389362	38.08%	0
2012	9.608417	11.145171	15.99%	0
2011*	10.000000	9.608417	-3.92%	0
ProFunds - ProFund VP Industrials - Q/NQ
2015	14.237151	13.585165	-4.58%	0
2014	13.648807	14.237151	4.31%	0
2013	9.996893	13.648807	36.53%	0
2012	8.737960	9.996893	14.41%	0
2011*	10.000000	8.737960	-12.62%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2015	11.293871	10.765287	-4.68%	0
2014	12.439670	11.293871	-9.21%	0
2013	10.536784	12.439670	18.06%	0
2012	9.199275	10.536784	14.54%	0
2011	10.869414	9.199275	-15.37%	0
2010*	10.000000	10.869414	8.69%	0
ProFunds - ProFund VP Internet - Q/NQ
2015	14.997356	17.833205	18.91%	0
2014	15.011129	14.997356	-0.09%	59
2013	10.014733	15.011129	49.89%	64
2012	8.463802	10.014733	18.32%	0
2011*	10.000000	8.463802	-15.36%	0
ProFunds - ProFund VP Japan - Q/NQ
2015	13.042135	13.634124	4.54%	0
2014	12.787985	13.042135	1.99%	0
2013	8.731503	12.787985	46.46%	0
2012	7.188106	8.731503	21.47%	0
2011	8.931048	7.188106	-19.52%	0
2010*	10.000000	8.931048	-10.69%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2015	19.035550	20.209102	6.17%	0
2014	16.466494	19.035550	15.60%	99
2013	12.412240	16.466494	32.66%	108
2012	10.808855	12.412240	14.83%	0
2011	10.782960	10.808855	0.24%	0
2010*	10.000000	10.782960	7.83%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2015	12.281811	9.298262	-24.29%	0
2014	13.946640	12.281811	-11.94%	0
2013	11.377341	13.946640	22.58%	0
2012	11.191596	11.377341	1.66%	0
2011	11.078398	11.191596	1.02%	0
2010*	10.000000	11.078398	10.78%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2015	17.629248	18.191630	3.19%	0
2014	14.949198	17.629248	17.93%	0
2013	11.495164	14.949198	30.05%	0
2012	10.401958	11.495164	10.51%	0
2011*	10.000000	10.401958	4.02%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2015	3.227211	2.140977	-33.66%	0
2014	4.290381	3.227211	-24.78%	0
2013	6.997927	4.290381	-38.69%	0
2012	8.288908	6.997927	-15.57%	0
2011*	10.000000	8.288908	-17.11%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2015	13.124736	13.009264	-0.88%	0
2014	10.625855	13.124736	23.52%	0
2013	10.744982	10.625855	-1.11%	0
2012	9.281820	10.744982	15.76%	0
2011*	10.000000	9.281820	-7.18%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2015	3.966880	3.857063	-2.77%	0
2014	5.757135	3.966880	-31.10%	0
2013	5.002760	5.757135	15.08%	0
2012	5.441004	5.002760	-8.05%	0
2011	8.811344	5.441004	-38.25%	0
2010*	10.000000	8.811344	-11.89%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2015	14.632810	14.041480	-4.04%	0
2014	11.009116	14.632810	32.92%	0
2013	8.348177	11.009116	31.87%	0
2012	8.817393	8.348177	-5.32%	0
2011*	10.000000	8.817393	-11.83%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2015	7.405602	8.159501	10.18%	0
2014	7.721743	7.405602	-4.09%	0
2013	7.833588	7.721743	-1.43%	0
2012	9.118404	7.833588	-14.09%	0
2011	8.339834	9.118404	9.34%	0
2010*	10.000000	8.339834	-16.60%	0
ProFunds - ProFund VP Short International - Q/NQ
2015	5.373588	5.108307	-4.94%	0
2014	5.290725	5.373588	1.57%	0
2013	6.779150	5.290725	-21.96%	0
2012	8.593845	6.779150	-21.12%	0
2011	8.543985	8.593845	0.58%	0
2010*	10.000000	8.543985	-14.56%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2015	3.422000	2.939920	-14.09%	0
2014	4.296278	3.422000	-20.35%	0
2013	6.159676	4.296278	-30.25%	0
2012	7.677775	6.159676	-19.77%	0
2011	8.680165	7.677775	-11.55%	0
2010*	10.000000	8.680165	-13.20%	0
ProFunds - ProFund VP Technology - Q/NQ
2015	14.601877	14.773225	1.17%	0
2014	12.512544	14.601877	16.70%	0
2013	10.116028	12.512544	23.69%	0
2012	9.282375	10.116028	8.98%	0
2011*	10.000000	9.282375	-7.18%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2015	12.062888	12.099461	0.30%	0
2014	12.140703	12.062888	-0.64%	0
2013	10.964791	12.140703	10.72%	0
2012	9.524936	10.964791	15.12%	0
2011*	10.000000	9.524936	-4.75%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2015	16.059035	14.971336	-6.77%	0
2014	11.917086	16.059035	34.76%	0
2013	14.911662	11.917086	-20.08%	0
2012	14.947793	14.911662	-0.24%	0
2011	10.541922	14.947793	41.79%	0
2010*	10.000000	10.541922	5.42%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2015	34.885720	39.155776	12.24%	0
2014	25.993521	34.885720	34.21%	0
2013	14.694224	25.993521	76.90%	0
2012	11.119781	14.694224	32.14%	0
2011	11.390608	11.119781	-2.38%	0
2010*	10.000000	11.390608	13.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2015	1.170877	0.853063	-27.14%	0
2014	1.844617	1.170877	-36.52%	0
2013	3.634834	1.844617	-49.25%	0
2012	5.679662	3.634834	-36.00%	0
2011	7.386631	5.679662	-23.11%	0
2010*	10.000000	7.386631	-26.13%	0
ProFunds - ProFund VP Utilities - Q/NQ
2015	14.910767	13.788611	-7.53%	0
2014	11.988670	14.910767	24.37%	0
2013	10.708600	11.988670	11.95%	0
2012	10.823629	10.708600	-1.06%	0
2011*	10.000000	10.823629	8.24%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2015	8.632978	8.114790	-6.00%	0
2014	8.448980	8.632978	2.18%	0
2013	6.619695	8.448980	27.63%	0
2012	5.393982	6.619695	22.72%	661
2011	7.019993	5.393982	-23.16%	0
2010	6.285678	7.019993	11.68%	0
2009	6.588331	6.285678	-4.59%	0
2008	11.334200	6.588331	-41.87%	0
2007	15.733378	11.334200	-27.96%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2015	22.227748	18.162157	-18.29%	0
2014	22.913786	22.227748	-2.99%	0
2013	22.905929	22.913786	0.03%	0
2012	20.939326	22.905929	9.39%	0
2011	25.368923	20.939326	-17.46%	0
2010	20.270061	25.368923	25.15%	52
2009	13.197264	20.270061	53.59%	0
2008	24.464344	13.197264	-46.06%	0
2007	18.484588	24.464344	32.35%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2015	30.487155	32.673514	7.17%	66
2014	23.254371	30.487155	31.10%	66
2013	15.263468	23.254371	52.35%	142
2012	11.361235	15.263468	34.35%	125
2011	10.397757	11.361235	9.27%	0
2010	9.506614	10.397757	9.37%	0
2009	8.130899	9.506614	16.92%	0
2008	9.328264	8.130899	-12.84%	1,026
2007	9.043848	9.328264	3.14%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2015	3.081340	2.015322	-34.60%	0
2014	4.726194	3.081340	-34.80%	0
2013	4.942320	4.726194	-4.37%	0
2012	5.073916	4.942320	-2.59%	751
2011	5.500918	5.073916	-7.76%	626
2010	5.153870	5.500918	6.73%	839
2009	4.675853	5.153870	10.22%	0
2008	9.284319	4.675853	-49.64%	0
2007	7.172823	9.284319	29.44%	653
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2015	29.350002	30.802188	4.95%	0
2014	26.376059	29.350002	11.28%	0
2013	20.815580	26.376059	26.71%	0
2012	19.321008	20.815580	7.74%	0
2011	17.189380	19.321008	12.40%	161
2010	14.834363	17.189380	15.88%	0
2009	12.604756	14.834363	17.69%	0
2008	16.653142	12.604756	-24.31%	0
2007	15.175220	16.653142	9.74%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2015	20.567932	19.464016	-5.37%	0
2014	17.822962	20.567932	15.40%	0
2013	11.087521	17.822962	60.75%	0
2012	9.579977	11.087521	15.74%	0
2011	8.888281	9.579977	7.78%	0
2010	7.220869	8.888281	23.09%	0
2009	5.339803	7.220869	35.23%	0
2008	14.117428	5.339803	-62.18%	0
2007	13.212848	14.117428	6.85%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2015	11.404513	11.504686	0.88%	314
2014	9.328624	11.404513	22.25%	314
2013	6.991251	9.328624	33.43%	0
2012	7.002739	6.991251	-0.16%	0
2011	8.486935	7.002739	-17.49%	0
2010	7.840799	8.486935	8.24%	154
2009	4.618050	7.840799	69.79%	1,288
2008	9.369286	4.618050	-50.71%	0
2007	9.726583	9.369286	-3.67%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2015	22.087723	15.226612	-31.06%	60
2014	27.472789	22.087723	-19.60%	60
2013	22.521162	27.472789	21.99%	0
2012	22.260520	22.521162	1.17%	0
2011	23.929806	22.260520	-6.98%	0
2010	20.344094	23.929806	17.63%	110
2009	14.867343	20.344094	36.84%	0
2008	27.885164	14.867343	-46.68%	0
2007	21.187933	27.885164	31.61%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2015	21.572235	14.556830	-32.52%	49
2014	30.900757	21.572235	-30.19%	49
2013	25.245144	30.900757	22.40%	0
2012	25.449729	25.245144	-0.80%	0
2011	28.397251	25.449729	-10.38%	0
2010	22.802431	28.397251	24.54%	92
2009	14.209778	22.802431	60.47%	0
2008	33.923830	14.209778	-58.11%	0
2007	25.046295	33.923830	35.44%	179

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2015	10.715496	9.826064	-8.30%	0
2014	12.393838	10.715496	-13.54%	0
2013	10.125126	12.393838	22.41%	0
2012	8.423831	10.125126	20.20%	0
2011	10.046731	8.423831	-16.15%	0
2010	11.396763	10.046731	-11.85%	0
2009	8.503599	11.396763	34.02%	0
2008	19.067745	8.503599	-55.40%	0
2007	17.070849	19.067745	11.70%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2015	11.986155	11.370239	-5.14%	0
2014	10.776154	11.986155	11.23%	0
2013	8.550809	10.776154	26.02%	0
2012	7.054640	8.550809	21.21%	289
2011	8.392723	7.054640	-15.94%	0
2010	7.427709	8.392723	12.99%	0
2009	6.281603	7.427709	18.25%	0
2008	12.237487	6.281603	-48.67%	0
2007	15.255405	12.237487	-19.78%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2015	21.036730	19.725072	-6.24%	0
2014	15.811815	21.036730	33.04%	0
2013	19.577237	15.811815	-19.23%	0
2012	19.237503	19.577237	1.77%	0
2011	13.761647	19.237503	39.79%	0
2010	12.650723	13.761647	8.78%	0
2009	18.703974	12.650723	-32.36%	0
2008	13.071748	18.703974	43.09%	0
2007	12.057338	13.071748	8.41%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2015	24.382111	25.180762	3.28%	0
2014	19.802944	24.382111	23.12%	0
2013	14.133550	19.802944	40.11%	0
2012	12.209849	14.133550	15.76%	0
2011	11.804467	12.209849	3.43%	0
2010	11.190349	11.804467	5.49%	0
2009	9.086641	11.190349	23.15%	0
2008	12.239726	9.086641	-25.76%	0
2007	11.685201	12.239726	4.75%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2015	9.975273	9.785640	-1.90%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2015	27.610460	29.559416	7.06%	0
2014	27.409531	27.610460	0.73%	0
2013	18.344477	27.409531	49.42%	120
2012	15.560514	18.344477	17.89%	0
2011	17.881156	15.560514	-12.98%	0
2010	14.985318	17.881156	19.32%	0
2009	9.144938	14.985318	63.86%	0
2008	16.791433	9.144938	-45.54%	0
2007	15.396889	16.791433	9.06%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2015	0.867658	0.788376	-9.14%	0
2014	1.122533	0.867658	-22.71%	0
2013	2.024827	1.122533	-44.56%	0
2012	2.643008	2.024827	-23.39%	0
2011	3.668178	2.643008	-27.95%	0
2010	5.326082	3.668178	-31.13%	0
2009	9.739732	5.326082	-45.32%	0
2008	6.129054	9.739732	58.91%	0
2007	6.816618	6.129054	-10.09%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2015	3.092300	3.018009	-2.40%	0
2014	4.168262	3.092300	-25.81%	0
2013	3.660290	4.168262	13.88%	0
2012	3.949491	3.660290	-7.32%	0
2011	5.746561	3.949491	-31.27%	0
2010	6.670820	5.746561	-13.86%	0
2009	5.654255	6.670820	17.98%	0
2008	13.071748	18.703974	43.09%	0
2007	12.057338	13.071748	8.41%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2015	2.111212	2.062414	-2.31%	0
2014	2.416142	2.111212	-12.62%	0
2013	3.376399	2.416142	-28.44%	0
2012	4.186103	3.376399	-19.34%	0
2011	4.572186	4.186103	-8.44%	0
2010	6.194293	4.572186	-26.19%	0
2009	9.686963	6.194293	-36.06%	0
2008	7.293959	9.686963	32.81%	0
2007	7.532534	7.293959	-3.17%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2015	1.141483	0.982620	-13.92%	0
2014	1.419881	1.141483	-19.61%	0
2013	2.025609	1.419881	-29.90%	0
2012	2.520171	2.025609	-19.62%	0
2011	2.836528	2.520171	-11.15%	0
2010	3.646530	2.836528	-22.21%	0
2009	6.159487	3.646530	-40.80%	0
2008	4.211645	6.159487	46.25%	0
2007	4.805210	4.211645	-12.35%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2015	1.955763	1.934246	-1.10%	0
2014	2.171668	1.955763	-9.94%	0
2013	3.178594	2.171668	-31.68%	0
2012	3.930939	3.178594	-19.14%	0
2011	4.306457	3.930939	-8.72%	0
2010	6.022583	4.306457	-28.49%	0
2009	9.078851	6.022583	-33.66%	0
2008	7.369353	9.078851	23.20%	0
2007	7.079292	7.369353	4.10%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2015	2.380825	2.247953	-5.58%	0
2014	2.816916	2.380825	-15.48%	0
2013	3.879987	2.816916	-27.40%	0
2012	4.730489	3.879987	-17.98%	0
2011	5.263868	4.730489	-10.13%	0
2010	6.415889	5.263868	-17.96%	0
2009	8.963217	6.415889	-28.42%	0
2008	6.515049	8.963217	37.58%	0
2007	6.540418	6.515049	-0.39%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2015	11.348786	12.557669	10.65%	0
2014	13.579171	11.348786	-16.43%	0
2013	8.810334	13.579171	54.13%	0
2012	7.424865	8.810334	18.66%	0
2011	10.576357	7.424865	-29.80%	0
2010	9.250023	10.576357	14.34%	0
2009	7.570191	9.250023	22.19%	0
2008	11.431910	7.570191	-33.78%	0
2007	13.035547	11.431910	-12.30%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2015	28.116368	27.863364	-0.90%	0
2014	26.475721	28.116368	6.20%	0
2013	18.816797	26.475721	40.70%	62
2012	15.698767	18.816797	19.86%	0
2011	15.508848	15.698767	1.22%	0
2010	12.042777	15.508848	28.78%	131
2009	8.915038	12.042777	35.08%	0
2008	17.725656	8.915038	-49.71%	0
2007	18.409341	17.725656	-3.71%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2015	35.438010	33.086215	-6.64%	0
2014	32.044060	35.438010	10.59%	0
2013	21.588340	32.044060	48.43%	0
2012	17.575258	21.588340	22.83%	0
2011	19.249818	17.575258	-8.70%	0
2010	14.164399	19.249818	35.90%	0
2009	9.407450	14.164399	50.57%	0
2008	21.083022	9.407450	-55.38%	0
2007	20.599737	21.083022	2.35%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2015	31.743850	35.950273	13.25%	0
2014	23.524981	31.743850	34.94%	0
2013	13.212148	23.524981	78.06%	0
2012	9.970562	13.212148	32.51%	0
2011	10.160080	9.970562	-1.87%	0
2010	7.511567	10.160080	35.26%	0
2009	3.490605	7.511567	115.19%	0
2008	12.894214	3.490605	-72.93%	0
2007	10.180435	12.894214	26.66%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2015	27.898688	29.835431	6.94%	0
2014	24.042931	27.898688	16.04%	0
2013	18.076718	24.042931	33.00%	0
2012	15.668967	18.076718	15.37%	0
2011	15.522242	15.668967	0.95%	0
2010	13.259645	15.522242	17.06%	0
2009	8.829332	13.259645	50.18%	0
2008	15.385245	8.829332	-42.61%	0
2007	13.217333	15.385245	16.40%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2015	19.544097	19.170860	-1.91%	0
2014	16.680951	19.544097	17.16%	0
2013	11.331884	16.680951	47.20%	0
2012	9.382594	11.331884	20.78%	0
2011	9.608482	9.382594	-2.35%	255
2010	8.106560	9.608482	18.53%	0
2009	6.055059	8.106560	33.88%	0
2008	13.462436	6.055059	-55.02%	0
2007	13.475153	13.462436	-0.09%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2015	10.228120	7.036161	-31.21%	115
2014	12.525183	10.228120	-18.34%	115
2013	23.521481	12.525183	-46.75%	0
2012	24.825150	23.521481	-5.25%	274
2011	33.129362	24.825150	-25.07%	342
2010	24.284651	33.129362	36.42%	520
2009	16.469936	24.284651	47.45%	0
2008	27.134912	16.469936	-39.30%	0
2007	22.974171	27.134912	18.11%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2015	23.507392	22.638962	-3.69%	0
2014	19.662142	23.507392	19.56%	0
2013	19.145771	19.662142	2.70%	0
2012	16.374944	19.145771	16.92%	0
2011	16.206415	16.374944	1.04%	0
2010	13.136654	16.206415	23.37%	0
2009	10.614428	13.136654	23.76%	0
2008	18.409660	10.614428	-42.34%	0
2007	23.039529	18.409660	-20.10%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2015	26.200121	25.542147	-2.51%	0
2014	24.405791	26.200121	7.35%	0
2013	18.190357	24.405791	34.17%	0
2012	15.767352	18.190357	15.37%	0
2011	15.155460	15.767352	4.04%	0
2010	12.257915	15.155460	23.64%	0
2009	8.602400	12.257915	42.49%	0
2008	12.985418	8.602400	-33.75%	0
2007	15.039131	12.985418	-13.66%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2015	26.771181	24.049218	-10.17%	0
2014	25.982256	26.771181	3.04%	0
2013	16.585072	25.982256	56.66%	0
2012	13.748262	16.585072	20.63%	0
2011	15.845776	13.748262	-13.24%	0
2010	11.634709	15.845776	36.19%	0
2009	8.833458	11.634709	31.71%	0
2008	18.384494	8.833458	-51.95%	0
2007	19.953695	18.384494	-7.86%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2015	19.258726	18.711900	-2.84%	0
2014	15.637340	19.258726	23.16%	0
2013	9.381165	15.637340	66.69%	0
2012	7.338659	9.381165	27.83%	0
2011	7.732948	7.338659	-5.10%	0
2010	6.238110	7.732948	23.96%	0
2009	4.313483	6.238110	44.62%	0
2008	13.637384	4.313483	-68.37%	0
2007	13.719816	13.637384	-0.60%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2015	20.350019	20.323054	-0.13%	0
2014	18.321629	20.350019	11.07%	0
2013	13.122170	18.321629	39.62%	0
2012	11.721747	13.122170	11.95%	0
2011	11.994359	11.721747	-2.27%	0
2010	9.709475	11.994359	23.53%	0
2009	6.674510	9.709475	45.47%	0
2008	11.226873	6.674510	-40.55%	0
2007	10.831865	11.226873	3.65%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2015	20.449323	18.308891	-10.47%	0
2014	18.656074	20.449323	9.61%	0
2013	12.998853	18.656074	43.52%	0
2012	10.764342	12.998853	20.76%	0
2011	11.251327	10.764342	-4.33%	0
2010	9.464940	11.251327	18.87%	0
2009	6.333586	9.464940	49.44%	0
2008	12.485516	6.333586	-49.27%	0
2007	13.354778	12.485516	-6.51%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2015	24.025990	24.050912	0.10%	0
2014	24.701318	24.025990	-2.73%	66
2013	18.650595	24.701318	32.44%	72
2012	16.266326	18.650595	14.66%	0
2011	16.572498	16.266326	-1.85%	0
2010	12.651779	16.572498	30.99%	0
2009	8.165829	12.651779	54.94%	0
2008	12.943839	8.165829	-36.91%	0
2007	12.080768	12.943839	7.14%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2015	20.229889	17.615700	-12.92%	0
2014	19.185639	20.229889	5.44%	0
2013	14.298953	19.185639	34.18%	0
2012	12.371410	14.298953	15.58%	0
2011	13.485702	12.371410	-8.26%	0
2010	11.362160	13.485702	18.69%	0
2009	7.407386	11.362160	53.39%	0
2008	13.300613	7.407386	-44.31%	0
2007	14.148800	13.300613	-5.99%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2015	20.775529	20.449633	-1.57%	0
2014	21.027956	20.775529	-1.20%	0
2013	15.061819	21.027956	39.61%	0
2012	13.783056	15.061819	9.28%	0
2011	13.476377	13.783056	2.28%	0
2010	10.877164	13.476377	23.90%	0
2009	8.217685	10.877164	32.36%	0
2008	12.663756	8.217685	-35.11%	0
2007	12.832314	12.663756	-1.31%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2015	18.473180	15.779648	-14.58%	0
2014	18.455313	18.473180	0.10%	0
2013	13.078241	18.455313	41.11%	0
2012	10.996416	13.078241	18.93%	0
2011	12.290379	10.996416	-10.53%	152
2010	9.943753	12.290379	23.60%	0
2009	6.202409	9.943753	60.32%	0
2008	11.110933	6.202409	-44.18%	0
2007	14.121727	11.110933	-21.32%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2015	6.672050	7.472097	11.99%	0
2014	5.493361	6.672050	21.46%	0
2013	5.730202	5.493361	-4.13%	0
2012	6.188685	5.730202	-7.41%	0
2011	6.542428	6.188685	-5.41%	0
2010	6.934349	6.542428	-5.65%	0
2009	8.339403	6.934349	-16.85%	0
2008	7.995872	8.339403	4.30%	0
2007	9.082590	7.995872	-11.96%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2015	19.721672	19.701931	-0.10%	0
2014	18.104520	19.721672	8.93%	0
2013	13.534124	18.104520	33.77%	182
2012	12.232887	13.534124	10.64%	0
2011	13.635633	12.232887	-10.29%	0
2010	12.318763	13.635633	10.69%	0
2009	8.012911	12.318763	53.74%	0
2008	14.857272	8.012911	-46.07%	0
2007	13.624486	14.857272	9.05%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2015	9.172843	8.452991	-7.85%	0
2014	9.047611	9.172843	1.38%	0
2013	7.796017	9.047611	16.05%	0
2012	7.525218	7.796017	3.60%	0
2011	8.897941	7.525218	-15.43%	0
2010	7.864728	8.897941	13.14%	0
2009	6.185896	7.864728	27.14%	0
2008	11.454160	6.185896	-45.99%	0
2007	10.614801	11.454160	7.91%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2015	30.188422	25.624589	-15.12%	124
2014	24.881753	30.188422	21.33%	124
2013	16.717909	24.881753	48.83%	139
2012	14.390919	16.717909	16.17%	74
2011	16.387510	14.390919	-12.18%	0
2010	13.361786	16.387510	22.64%	0
2009	11.521032	13.361786	15.98%	0
2008	15.602096	11.521032	-26.16%	0
2007	17.307666	15.602096	-9.85%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2015	16.748678	15.329464	-8.47%	107
2014	13.794131	16.748678	21.42%	107
2013	12.287298	13.794131	12.26%	0
2012	12.299437	12.287298	-0.10%	0
2011	10.704842	12.299437	14.90%	256
2010	10.137199	10.704842	5.60%	0
2009	9.016379	10.137199	12.43%	0
2008	12.958396	9.016379	-30.42%	0
2007	11.621574	12.958396	11.50%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2015	7.818742	6.424906	-17.83%	0
2014	10.134737	7.818742	-22.85%	0
2013	10.554988	10.134737	-3.98%	0
2012	10.600667	10.554988	-0.43%	568
2011	11.139483	10.600667	-4.84%	708
2010	11.944618	11.139483	-6.74%	950
2009	11.340526	11.944618	5.33%	0
2008	13.078833	11.340526	-13.29%	0
2007	11.207805	13.078833	16.69%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.071484	9.860565	-2.09%	0
2014	10.055599	10.071484	0.16%	0
2013*	10.000000	10.055599	0.56%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	11.016900	10.756770	-2.36%	0
2014	10.837457	11.016900	1.66%	0
2013	12.021760	10.837457	-9.85%	0
2012	10.322812	12.021760	16.46%	0
2011*	10.000000	10.322812	3.23%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.618363	9.034220	-14.92%	0
2014*	10.000000	10.618363	6.18%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	12.154568	11.838418	-2.60%	0
2014	10.805479	12.154568	12.49%	0
2013	10.656046	10.805479	1.40%	0
2012	8.300260	10.656046	28.38%	0
2011*	10.000000	8.300260	-17.00%	0
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.513648	10.632697	-7.65%	0
2014	11.425431	11.513648	0.77%	0
2013	9.990390	11.425431	14.36%	0
2012	8.893859	9.990390	12.33%	0
2011*	10.000000	8.893859	-11.06%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	6.864147	4.513411	-34.25%	0
2014	8.588243	6.864147	-20.08%	0
2013	7.864144	8.588243	9.21%	0
2012	7.699178	7.864144	2.14%	0
2011*	10.000000	7.699178	-23.01%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2015	12.331880	12.329048	-0.02%	0
2014	11.664976	12.331880	5.72%	0
2013	10.164540	11.664976	14.76%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.453237	7.017142	-38.73%	0
2014	10.369017	11.453237	10.46%	0
2013*	10.000000	10.369017	3.69%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.256005	9.989375	-2.60%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.385210	9.997208	-3.74%	0
2014	10.185882	10.385210	1.96%	0
2013	11.276206	10.185882	-9.67%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015*	10.000000	9.249866	-7.50%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I - Q/NQ
2015*	10.000000	9.964408	-0.36%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2015*	10.000000	9.377532	-6.22%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.840743	9.538695	-3.07%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.551118	11.398757	-1.32%	0
2014	11.486974	11.551118	0.56%	0
2013*	10.000000	11.486974	14.87%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.455283	12.170300	-2.29%	0
2014	12.380118	12.455283	0.61%	0
2013	10.962778	12.380118	12.93%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2015	9.937404	9.417306	-5.23%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2015	7.157503	5.291425	-26.07%	0
2014	8.738354	7.157503	-18.09%	0
2013	9.866911	8.738354	-11.44%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.889543	10.477534	-3.78%	0
2014*	10.000000	10.889543	8.90%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.581396	-4.19%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2015	11.949285	11.786844	-1.36%	0
2014	11.471329	11.949285	4.17%	0
2013	10.076709	11.471329	13.84%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.685578	-3.14%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.278483	-7.22%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.269920	2.70%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.113789	-8.86%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.883748	9.566395	-3.21%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.293203	13.230861	-7.43%	0
2014	14.080442	14.293203	1.51%	0
2013	11.526031	14.080442	22.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.896211	9.995896	-8.26%	0
2014	10.552634	10.896211	3.26%	0
2013*	10.000000	10.552634	5.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.922581	11.338036	-4.90%	0
2014	11.427293	11.922581	4.33%	0
2013*	10.000000	11.427293	14.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.407729	-5.92%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.532375	9.790725	-7.04%	0
2014	10.266063	10.532375	2.59%	0
2013*	10.000000	10.266063	2.66%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.972225	9.786976	-1.86%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.918958	9.569724	-3.52%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2015	12.620011	11.696476	-7.32%	0
2014	12.357240	12.620011	2.13%	0
2013	10.143028	12.357240	21.83%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2015	11.556262	10.948170	-5.26%	0
2014	11.389589	11.556262	1.46%	0
2013	9.717705	11.389589	17.20%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2015	11.298176	10.688032	-5.40%	0
2014	11.244583	11.298176	0.48%	0
2013	10.341408	11.244583	8.73%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.765163	7.545582	-2.83%	0
2014	7.019225	7.765163	10.63%	0
2013	6.932180	7.019225	1.26%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	14.529476	14.521295	-0.06%	0
2014	14.320610	14.529476	1.46%	0
2013	12.352684	14.320610	15.93%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.300660	9.349468	0.52%	0
2014	9.003634	9.300660	3.30%	0
2013	8.973856	9.003634	0.33%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2015	10.269533	10.209873	-0.58%	0
2014	10.162822	10.269533	1.05%	0
2013*	10.000000	10.162822	1.63%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.462216	10.295006	-1.60%	0
2014	10.061822	10.462216	3.98%	0
2013*	10.000000	10.061822	0.62%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.440597	9.851407	-5.64%	0
2014	10.006707	10.440597	4.34%	0
2013*	10.000000	10.006707	0.07%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	12.988838	11.749949	-9.54%	0
2014	13.891334	12.988838	-6.50%	0
2013	11.247528	13.891334	23.51%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.264351	7.309965	-21.10%	0
2014	9.842810	9.264351	-5.88%	0
2013*	10.000000	9.842810	-1.57%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.738397	9.027551	-7.30%	0
2014	10.017882	9.738397	-2.79%	0
2013*	10.000000	10.017882	0.18%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.256491	10.833418	-3.76%	0
2014	10.940083	11.256491	2.89%	0
2013	10.211821	10.940083	7.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.431656	13.387501	-0.33%	0
2014	12.961714	13.431656	3.63%	0
2013	10.652066	12.961714	21.68%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.844790	9.463452	-3.87%	0
2014*	10.000000	9.844790	-1.55%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.234446	9.773649	-4.50%	0
2014*	10.000000	10.234446	2.34%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	12.023307	11.492135	-4.42%	0
2014	11.812109	12.023307	1.79%	0
2013*	10.000000	11.812109	18.12%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.608009	11.255285	-3.04%	0
2014	11.546258	11.608009	0.53%	0
2013*	10.000000	11.546258	15.46%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.078068	9.961155	-1.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	15.000094	14.545436	-3.03%	0
2014	14.543660	15.000094	3.14%	0
2013	11.380678	14.543660	27.79%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	13.021013	12.715589	-2.35%	0
2014	12.648935	13.021013	2.94%	0
2013	11.177244	12.648935	13.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.999116	13.633536	-2.61%	0
2014	13.547128	13.999116	3.34%	0
2013	11.320429	13.547128	19.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.540318	11.306706	-2.02%	0
2014	11.314793	11.540318	1.99%	0
2013	10.924922	11.314793	3.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.377084	9.802379	-5.54%	0
2014	10.281392	10.377084	0.93%	0
2013*	10.000000	10.281392	2.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.322382	9.691344	-6.11%	0
2014	10.353417	10.322382	-0.30%	0
2013*	10.000000	10.353417	3.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.503459	13.185860	-2.35%	0
2014	13.083386	13.503459	3.21%	0
2013	11.252261	13.083386	16.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.354570	13.954351	-2.79%	0
2014	13.909139	14.354570	3.20%	0
2013	11.339453	13.909139	22.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.551643	12.256511	-2.35%	0
2014	12.218184	12.551643	2.73%	0
2013	11.128422	12.218184	9.79%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.857570	10.660990	-1.81%	0
2014	10.488581	10.857570	3.52%	0
2013	10.849003	10.488581	-3.32%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	9.657381	8.007091	-17.09%	0
2014*	10.000000	9.657381	-3.43%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.744364	9.279267	-4.77%	0
2014*	10.000000	9.744364	-2.56%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.240544	9.769951	-4.60%	0
2014*	10.000000	10.240544	2.41%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.165886	10.022813	-1.41%	0
2014*	10.000000	10.165886	1.66%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.731500	9.512833	-2.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.353432	10.116841	-2.29%	0
2014*	10.000000	10.353432	3.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.256589	10.105663	-1.47%	0
2014*	10.000000	10.256589	2.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.333432	10.144850	-1.82%	0
2014*	10.000000	10.333432	3.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.160740	10.055211	-1.04%	0
2014*	10.000000	10.160740	1.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.375923	9.909099	-4.50%	0
2014	10.260604	10.375923	1.12%	0
2013*	10.000000	10.260604	2.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.367902	9.828393	-5.20%	0
2014	10.325448	10.367902	0.41%	0
2013*	10.000000	10.325448	3.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.320853	10.152590	-1.63%	0
2014*	10.000000	10.320853	3.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.324221	10.115641	-2.02%	0
2014*	10.000000	10.324221	3.24%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.251759	10.115388	-1.33%	0
2014*	10.000000	10.251759	2.52%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.127068	9.742112	-3.80%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.359994	9.238323	-1.30%	0
2014	9.483279	9.359994	-1.30%	0
2013	9.608180	9.483279	-1.30%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.822020	9.414136	-4.15%	0
2014	9.579360	9.822020	2.53%	0
2013*	10.000000	9.579360	-4.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	13.198274	12.941422	-1.95%	0
2014	13.555384	13.198274	-2.63%	0
2013	11.343089	13.555384	19.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	9.010075	8.417554	-6.58%	0
2014*	10.000000	9.010075	-9.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	17.013978	17.318346	1.79%	0
2014	15.649872	17.013978	8.72%	0
2013	11.796353	15.649872	32.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	16.022938	15.271161	-4.69%	0
2014	14.725598	16.022938	8.81%	0
2013	11.049228	14.725598	33.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	23.250904	22.906162	-1.48%	0
2014	22.643503	23.250904	2.68%	0
2013	16.511294	22.643503	37.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.787005	16.511497	-1.64%	0
2014	16.398143	16.787005	2.37%	0
2013	11.986550	16.398143	36.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.469249	17.703119	-4.15%	0
2014	15.990866	18.469249	15.50%	0
2013	11.941110	15.990866	33.91%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	11.041477	10.980339	-0.55%	0
2014*	10.000000	11.041477	10.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	10.746788	9.968256	-7.24%	0
2014*	10.000000	10.746788	7.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	10.426599	10.122771	-2.91%	0
2014*	10.000000	10.426599	4.27%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	10.891881	10.850844	-0.38%	0
2014*	10.000000	10.891881	8.92%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.831126	11.016339	-6.89%	0
2014	9.320631	11.831126	26.93%	0
2013*	10.000000	9.320631	-6.79%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.113596	10.098224	-0.15%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.969091	9.805934	-1.64%	0
2014	10.050757	9.969091	-0.81%	0
2013	10.172416	10.050757	-1.20%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.212853	9.587979	-6.12%	0
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.041986	9.409915	-6.29%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2015	9.972277	9.119018	-8.56%	0
2014	10.133609	9.972277	-1.59%	0
2013*	10.000000	10.133609	1.34%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2015	9.673183	9.241006	-4.47%	0
2014	9.665078	9.673183	0.08%	0
2013*	10.000000	9.665078	-3.35%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares - Q/NQ
2015	10.483634	9.661364	-7.84%	0
2014	9.877002	10.483634	6.14%	0
2013	9.629844	9.877002	2.57%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2015	10.298324	9.909497	-3.78%	0
2014	10.547459	10.298324	-2.36%	0
2013	10.216182	10.547459	3.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.513000	11.780632	2.32%	0
2014	11.429641	11.513000	0.73%	0
2013*	10.000000	11.429641	14.30%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.585173	9.487639	-10.37%	0
2014	10.676027	10.585173	-0.85%	0
2013	10.804833	10.676027	-1.19%	0
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.844966	5.755869	-26.63%	0
2014	9.766999	7.844966	-19.68%	0
2013	11.603089	9.766999	-15.82%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.860952	11.429866	-3.63%	0
2014	11.850718	11.860952	0.09%	0
2013	12.916318	11.850718	-8.25%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.051177	10.124850	-8.38%	0
2014	11.163130	11.051177	-1.00%	0
2013	12.105108	11.163130	-7.78%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.082014	10.485795	-5.38%	0
2014	10.990732	11.082014	0.83%	0
2013	12.178769	10.990732	-9.75%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2015	12.921387	12.527788	-3.05%	0
2014	12.681611	12.921387	1.89%	0
2013	12.163857	12.681611	4.26%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.039923	9.930091	-1.09%	0
2014	10.096613	10.039923	-0.56%	0
2013	10.253413	10.096613	-1.53%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.746116	10.642012	-0.97%	0
2014	10.452058	10.746116	2.81%	0
2013	10.811694	10.452058	-3.33%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.091923	9.782649	-3.06%	0
2014	9.932495	10.091923	1.61%	0
2013*	10.000000	9.932495	-0.68%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2015	7.734014	6.445400	-16.66%	0
2014	8.986037	7.734014	-13.93%	0
2013	9.308329	8.986037	-3.46%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2015	12.977502	12.266254	-5.48%	0
2014	13.187488	12.977502	-1.59%	0
2013	11.950369	13.187488	10.35%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2015	13.642078	13.485487	-1.15%	0
2014	13.505845	13.642078	1.01%	0
2013	12.437665	13.505845	8.59%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2015	10.067717	9.004788	-10.56%	0
2014	10.362874	10.067717	-2.85%	0
2013	9.132098	10.362874	13.48%	0
ProFunds - ProFund VP Banks - Q/NQ
2015	14.096953	13.853438	-1.73%	0
2014	12.939904	14.096953	8.94%	0
2013	9.823700	12.939904	31.72%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2015	9.696850	8.238286	-15.04%	0
2014	9.661646	9.696850	0.36%	0
2013	8.265391	9.661646	16.89%	0
ProFunds - ProFund VP Bear - Q/NQ
2015	4.076674	3.825569	-6.16%	0
2014	4.816677	4.076674	-15.36%	0
2013	6.644260	4.816677	-27.51%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2015	27.646400	28.187616	1.96%	0
2014	21.591897	27.646400	28.04%	0
2013	12.989174	21.591897	66.23%	0
ProFunds - ProFund VP Bull - Q/NQ
2015	16.212766	15.928695	-1.75%	0
2014	14.736287	16.212766	10.02%	0
2013	11.506461	14.736287	28.07%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2015	14.920607	15.339745	2.81%	0
2014	13.714494	14.920607	8.79%	0
2013	10.817345	13.714494	26.78%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2015	17.795602	18.387940	3.33%	0
2014	16.032209	17.795602	11.00%	0
2013	11.613220	16.032209	38.05%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2015	8.082798	6.592488	-18.44%	0
2014	8.479290	8.082798	-4.68%	0
2013	9.180619	8.479290	-7.64%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2015	11.871978	10.443016	-12.04%	0
2014	13.166938	11.871978	-9.83%	0
2013	10.967443	13.166938	20.05%	0
ProFunds - ProFund VP Financials - Q/NQ
2015	14.800181	14.389466	-2.78%	0
2014	13.279769	14.800181	11.45%	0
2013	10.186922	13.279769	30.36%	0
ProFunds - ProFund VP Health Care - Q/NQ
2015	18.738373	19.423832	3.66%	0
2014	15.347869	18.738373	22.09%	0
2013	11.126368	15.347869	37.94%	0
ProFunds - ProFund VP Industrials - Q/NQ
2015	14.184392	13.521131	-4.68%	0
2014	13.612014	14.184392	4.20%	0
2013	9.980032	13.612014	36.39%	0
ProFunds - ProFund VP International - Q/NQ
2015	11.240638	10.703694	-4.78%	0
2014	12.393579	11.240638	-9.30%	0
2013	10.508390	12.393579	17.94%	0
ProFunds - ProFund VP Internet - Q/NQ
2015	14.941789	17.749143	18.79%	0
2014	14.970654	14.941789	-0.19%	0
2013	9.997838	14.970654	49.74%	0
ProFunds - ProFund VP Japan - Q/NQ
2015	12.980684	13.556134	4.43%	0
2014	12.740626	12.980684	1.88%	0
2013	8.707968	12.740626	46.31%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2015	18.945940	20.093610	6.06%	0
2014	16.405574	18.945940	15.48%	0
2013	12.378836	16.405574	32.53%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2015	12.223932	9.245058	-24.37%	0
2014	13.894998	12.223932	-12.03%	0
2013	11.346688	13.894998	22.46%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2015	17.563944	18.105888	3.09%	0
2014	14.908921	17.563944	17.81%	0
2013	11.475799	14.908921	29.92%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2015	3.215226	2.130855	-33.73%	0
2014	4.278798	3.215226	-24.86%	0
2013	6.986137	4.278798	-38.75%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2015	13.076115	12.947957	-0.98%	0
2014	10.597205	13.076115	23.39%	0
2013	10.726870	10.597205	-1.21%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2015	3.948154	3.834974	-2.87%	0
2014	5.735781	3.948154	-31.17%	0
2013	4.989251	5.735781	14.96%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2015	14.578609	13.975308	-4.14%	0
2014	10.979447	14.578609	32.78%	0
2013	8.334096	10.979447	31.74%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2015	7.370727	8.112874	10.07%	0
2014	7.693164	7.370727	-4.19%	0
2013	7.812498	7.693164	-1.53%	0
ProFunds - ProFund VP Short International - Q/NQ
2015	5.348259	5.079090	-5.03%	0
2014	5.271133	5.348259	1.46%	0
2013	6.760893	5.271133	-22.03%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2015	3.405872	2.923100	-14.17%	0
2014	4.280365	3.405872	-20.43%	0
2013	6.143075	4.280365	-30.32%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2015	14.547798	14.703616	1.07%	0
2014	12.478831	14.547798	16.58%	0
2013	10.098990	12.478831	23.57%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2015	12.018187	12.042434	0.20%	0
2014	12.107968	12.018187	-0.74%	0
2013	10.946304	12.107968	10.61%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2015	15.983402	14.885752	-6.87%	0
2014	11.872978	15.983402	34.62%	0
2013	14.871520	11.872978	-20.16%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2015	34.721549	38.932072	12.13%	0
2014	25.897385	34.721549	34.07%	0
2013	14.654676	25.897385	76.72%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2015	1.165343	0.848165	-27.22%	0
2014	1.837770	1.165343	-36.59%	0
2013	3.625020	1.837770	-49.30%	0
ProFunds - ProFund VP Utilities - Q/NQ
2015	14.855535	13.723627	-7.62%	0
2014	11.956336	14.855535	24.25%	0
2013	10.690541	11.956336	11.84%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2015	8.517890	7.998511	-6.10%	0
2014	8.344796	8.517890	2.07%	0
2013	6.544691	8.344796	27.50%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2015	21.931476	17.901914	-18.37%	0
2014	22.631299	21.931476	-3.09%	0
2013	22.646466	22.631299	-0.07%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2015	30.081092	32.205696	7.06%	0
2014	22.967859	30.081092	30.97%	0
2013	15.090662	22.967859	52.20%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2015	3.052588	1.994490	-34.66%	0
2014	4.686850	3.052588	-34.87%	0
2013	4.906143	4.686850	-4.47%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2015	28.959040	30.361128	4.84%	0
2014	26.051073	28.959040	11.16%	0
2013	20.579918	26.051073	26.58%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2015	20.346998	19.235453	-5.46%	0
2014	17.649380	20.346998	15.28%	0
2013	10.990645	17.649380	60.59%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2015	11.252499	11.339838	0.78%	0
2014	9.213596	11.252499	22.13%	0
2013	6.912026	9.213596	33.30%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2015	21.793314	15.008408	-31.13%	0
2014	27.134126	21.793314	-19.68%	0
2013	22.266067	27.134126	21.86%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2015	21.284667	14.348201	-32.59%	0
2014	30.519811	21.284667	-30.26%	0
2013	24.959179	30.519811	22.28%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2015	10.572653	9.685262	-8.39%	0
2014	12.241022	10.572653	-13.63%	0
2013	10.010406	12.241022	22.28%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2015	11.826384	11.207323	-5.23%	0
2014	10.643282	11.826384	11.12%	0
2013	8.453929	10.643282	25.90%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2015	20.756411	19.442530	-6.33%	0
2014	15.616928	20.756411	32.91%	0
2013	19.355537	15.616928	-19.32%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2015	24.057329	24.820187	3.17%	0
2014	19.558931	24.057329	23.00%	0
2013	13.973522	19.558931	39.97%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2015	9.973863	9.774348	-2.00%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2015	27.242481	29.135938	6.95%	0
2014	27.071635	27.242481	0.63%	0
2013	18.136665	27.071635	49.26%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2015	0.858337	0.779118	-9.23%	0
2014	1.111597	0.858337	-22.78%	0
2013	2.007134	1.111597	-44.62%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2015	3.055946	2.979508	-2.50%	0
2014	4.123441	3.055946	-25.89%	0
2013	3.624609	4.123441	13.76%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2015	2.088551	2.038219	-2.41%	0
2014	2.392629	2.088551	-12.71%	0
2013	3.346926	2.392629	-28.51%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2015	1.126281	0.968555	-14.00%	0
2014	1.402385	1.126281	-19.69%	0
2013	2.002675	1.402385	-29.97%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2015	1.934732	1.911516	-1.20%	0
2014	2.150496	1.934732	-10.03%	0
2013	3.150817	2.150496	-31.75%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2015	2.349075	2.215741	-5.68%	0
2014	2.782169	2.349075	-15.57%	0
2013	3.836014	2.782169	-27.47%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2015	11.197517	12.377745	10.54%	0
2014	13.411760	11.197517	-16.51%	0
2013	8.710523	13.411760	53.97%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2015	27.741737	27.464279	-1.00%	0
2014	26.149427	27.741737	6.09%	0
2013	18.603708	26.149427	40.56%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2015	34.965664	32.612162	-6.73%	0
2014	31.648996	34.965664	10.48%	0
2013	21.343765	31.648996	48.28%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2015	31.320610	35.435068	13.14%	0
2014	23.234813	31.320610	34.80%	0
2013	13.062385	23.234813	77.88%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2015	27.527037	29.408200	6.83%	0
2014	23.746666	27.527037	15.92%	0
2013	17.872041	23.746666	32.87%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2015	19.283644	18.896229	-2.01%	0
2014	16.475328	19.283644	17.05%	0
2013	11.203526	16.475328	47.05%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2015	10.091727	6.935281	-31.28%	0
2014	12.370712	10.091727	-18.42%	0
2013	23.255002	12.370712	-46.80%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2015	23.194095	22.314622	-3.79%	0
2014	19.419726	23.194095	19.44%	0
2013	18.928892	19.419726	2.59%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2015	25.851070	25.176361	-2.61%	0
2014	24.105046	25.851070	7.24%	0
2013	17.984391	24.105046	34.03%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2015	26.414315	23.704599	-10.26%	0
2014	25.661897	26.414315	2.93%	0
2013	16.397153	25.661897	56.50%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2015	19.001957	18.443732	-2.94%	0
2014	15.444478	19.001957	23.03%	0
2013	9.274833	15.444478	66.52%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2015	20.131458	20.084433	-0.23%	0
2014	18.143218	20.131458	10.96%	0
2013	13.007546	18.143218	39.48%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2015	20.229672	18.093880	-10.56%	0
2014	18.474387	20.229672	9.50%	0
2013	12.885294	18.474387	43.38%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2015	23.767890	23.768466	0.00%	0
2014	24.460741	23.767890	-2.83%	0
2013	18.487649	24.460741	32.31%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2015	20.012583	17.408821	-13.01%	0
2014	18.998784	20.012583	5.34%	0
2013	14.174025	18.998784	34.04%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2015	20.552373	20.209501	-1.67%	0
2014	20.823167	20.552373	-1.30%	0
2013	14.930229	20.823167	39.47%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2015	18.274772	15.594348	-14.67%	0
2014	18.275603	18.274772	0.00%	0
2013	12.963996	18.275603	40.97%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2015	6.609886	7.394997	11.88%	0
2014	5.447682	6.609886	21.33%	0
2013	5.688314	5.447682	-4.23%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2015	19.458872	19.419714	-0.20%	0
2014	17.881371	19.458872	8.82%	0
2013	13.380846	17.881371	33.63%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2015	9.050564	8.331866	-7.94%	0
2014	8.936057	9.050564	1.28%	0
2013	7.707691	8.936057	15.94%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2015	29.786174	25.257550	-15.20%	0
2014	24.575081	29.786174	21.20%	0
2013	16.528565	24.575081	48.68%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2015	16.525534	15.109915	-8.57%	0
2014	13.624132	16.525534	21.30%	0
2013	12.148169	13.624132	12.15%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2015	7.745889	6.358593	-17.91%	0
2014	10.050472	7.745889	-22.93%	0
2013	10.477829	10.050472	-4.08%	0

Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.059893	9.839243	-2.19%	0
2014	10.054208	10.059893	0.06%	0
2013*	10.000000	10.054208	0.54%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	10.976065	10.706056	-2.46%	0
2014	10.808238	10.976065	1.55%	0
2013	12.001509	10.808238	-9.94%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.611181	9.018969	-15.01%	0
2014*	10.000000	10.611181	6.11%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	12.109521	11.782604	-2.70%	0
2014	10.776335	12.109521	12.37%	0
2013	10.638076	10.776335	1.30%	0
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.470976	10.582558	-7.74%	0
2014	11.394627	11.470976	0.67%	0
2013	9.973547	11.394627	14.25%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	6.838661	4.492082	-34.31%	0
2014	8.565055	6.838661	-20.16%	0
2013	7.850862	8.565055	9.10%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2015	12.309002	12.299939	-0.07%	40,016
2014	11.649238	12.309002	5.66%	31,529
2013	10.155967	11.649238	14.70%	9,441
2012	9.080673	10.155967	11.84%	7,923
2011*	10.000000	9.080673	-9.19%	2,174
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.446637	7.009542	-38.76%	22,232
2014	10.368299	11.446637	10.40%	64,974
2013*	10.000000	10.368299	3.68%	4,219
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.255280	9.983601	-2.65%	4,280
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.365942	9.973602	-3.78%	18,265
2014	10.172136	10.365942	1.91%	46,608
2013	11.266692	10.172136	-9.71%	64,838
2012	10.635707	11.266692	5.93%	148,840
2011*	10.000000	10.635707	6.36%	143,500
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015*	10.000000	9.246733	-7.53%	106,722
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I - Q/NQ
2015*	10.000000	9.961036	-0.39%	13,134
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2015*	10.000000	9.374350	-6.26%	549,698
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.840049	9.533189	-3.12%	2,657
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.541366	11.383359	-1.37%	16,162
2014	11.483091	11.541366	0.51%	13,795
2013*	10.000000	11.483091	14.83%	29,129
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.425875	12.135418	-2.34%	299,745
2014	12.357151	12.425875	0.56%	385,955
2013	10.947986	12.357151	12.87%	401,296
2012	10.092277	10.947986	8.48%	417,888
2011	10.616570	10.092277	-4.94%	663,272
2010*	10.000000	10.616570	6.17%	593,731
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2015	9.936705	9.411867	-5.28%	9,192

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2015	7.140613	5.276263	-26.11%	4,818
2014	8.722165	7.140613	-18.13%	6,215
2013	9.853624	8.722165	-11.48%	9,631
2012	10.202558	9.853624	-3.42%	16,654
2011	11.839799	10.202558	-13.83%	86,651
2010*	10.000000	11.839799	18.40%	8,317
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.885861	10.468677	-3.83%	10,980
2014*	10.000000	10.885861	8.86%	3,018
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.578137	-4.22%	25,399
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2015	11.927120	11.759012	-1.41%	5,578
2014	11.455855	11.927120	4.11%	4,705
2013	10.068210	11.455855	13.78%	7,617
2012	9.093664	10.068210	10.72%	6,151
2011*	10.000000	9.093664	-9.06%	2,205
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.682284	-3.18%	283,689
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.275327	-7.25%	245,657
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.266438	2.66%	398,709
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.110688	-8.89%	21,972
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.883047	9.560871	-3.26%	550
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.259458	13.192926	-7.48%	53,537
2014	14.054314	14.259458	1.46%	60,727
2013	11.510477	14.054314	22.10%	53,927
2012	10.117116	11.510477	13.77%	23,112
2011	10.415884	10.117116	-2.87%	18,537
2010*	10.000000	10.415884	4.16%	12,329
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.886999	9.982373	-8.31%	138,536
2014	10.549057	10.886999	3.20%	191,797
2013*	10.000000	10.549057	5.49%	53,034

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.912527	11.322737	-4.95%	40,693
2014	11.423430	11.912527	4.28%	25,093
2013*	10.000000	11.423430	14.23%	25,965
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.404543	-5.95%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.526309	9.780130	-7.09%	0
2014	10.265348	10.526309	2.54%	0
2013*	10.000000	10.265348	2.65%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.971520	9.781315	-1.91%	1,389
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.918263	9.564206	-3.57%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2015	12.568470	11.642805	-7.36%	163,390
2014	12.313012	12.568470	2.07%	197,498
2013	10.111848	12.313012	21.77%	215,197
2012	9.014905	10.111848	12.17%	198,280
2011	9.857685	9.014905	-8.55%	246,821
2010	8.678920	9.857685	13.58%	314,558
2009	6.310818	8.678920	37.52%	185,297
2008	11.240982	6.310818	-43.86%	485,752
2007	10.016154	11.240982	12.23%	354,671
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2015	11.511416	10.900166	-5.31%	71,980
2014	11.351151	11.511416	1.41%	81,779
2013	9.689821	11.351151	17.15%	94,045
2012	8.737829	9.689821	10.90%	160,024
2011	9.246495	8.737829	-5.50%	197,631
2010	8.239965	9.246495	12.22%	196,851
2009	6.150978	8.239965	33.96%	101,094
2008	10.775787	6.150978	-42.92%	101,129
2007*	10.000000	10.775787	7.76%	98,317
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2015	11.252072	10.639020	-5.45%	71,174
2014	11.204371	11.252072	0.43%	112,618
2013	10.309647	11.204371	8.68%	117,678
2012	9.433417	10.309647	9.29%	129,393
2011	9.588806	9.433417	-1.62%	126,768
2010	8.757821	9.588806	9.49%	166,248
2009	7.242222	8.757821	20.93%	409,033
2008	10.498727	7.242222	-31.02%	40,132
2007	10.019438	10.498727	4.78%	25,583

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.741365	7.518647	-2.88%	44,219
2014	7.001261	7.741365	10.57%	41,274
2013	6.917951	7.001261	1.20%	63,775
2012	7.897775	6.917951	-12.41%	68,962
2011	8.761522	7.897775	-9.86%	208,687
2010	9.206958	8.761522	-4.84%	143,752
2009	9.723284	9.206958	-5.31%	439,877
2008*	10.000000	9.723284	-2.77%	98,720
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	14.436493	14.421061	-0.11%	109,283
2014	14.236180	14.436493	1.41%	106,806
2013	12.286081	14.236180	15.87%	191,898
2012	11.926153	12.286081	3.02%	216,125
2011	12.938091	11.926153	-7.82%	158,696
2010	11.793201	12.938091	9.71%	205,133
2009	9.391313	11.793201	25.58%	319,393
2008	16.063746	9.391313	-41.54%	349,752
2007	13.267041	16.063746	21.08%	445,336
2006	12.073431	13.267041	9.89%	353,725
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.257923	9.301790	0.47%	90,708
2014	8.966812	9.257923	3.25%	109,205
2013	8.941679	8.966812	0.28%	140,804
2012	8.867046	8.941679	0.84%	176,975
2011	8.694157	8.867046	1.99%	135,698
2010	8.300016	8.694157	4.75%	151,039
2009	8.699284	8.300016	-4.59%	94,901
2008	10.849506	8.699284	-19.82%	428,750
2007	10.592554	10.849506	2.43%	182,525
2006	10.068368	10.592554	5.21%	256,448
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2015	10.260852	10.196083	-0.63%	59,980
2014	10.159376	10.260852	1.00%	41,412
2013*	10.000000	10.159376	1.59%	66,984
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.456189	10.283871	-1.65%	12,910
2014	10.061122	10.456189	3.93%	1,216
2013*	10.000000	10.061122	0.61%	1,216
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.434574	9.840743	-5.69%	10,744
2014	10.006008	10.434574	4.28%	4,855
2013*	10.000000	10.006008	0.06%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	12.958176	11.716264	-9.58%	213,303
2014	13.865564	12.958176	-6.54%	284,862
2013	11.232347	13.865564	23.44%	404,175
2012	9.554275	11.232347	17.56%	385,343
2011	10.436849	9.554275	-8.46%	531,142
2010*	10.000000	10.436849	4.37%	386,450
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.256522	7.300082	-21.14%	8,866
2014	9.839484	9.256522	-5.92%	41,597
2013*	10.000000	9.839484	-1.61%	14,291
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.730170	9.015332	-7.35%	0
2014	10.014494	9.730170	-2.84%	4,164
2013*	10.000000	10.014494	0.14%	193,523
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.235582	10.807831	-3.81%	15,751
2014	10.925284	11.235582	2.84%	17,299
2013	10.203186	10.925284	7.08%	14,161
2012	9.466183	10.203186	7.79%	1,477
2011*	10.000000	9.466183	-5.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.406742	13.355912	-0.38%	195,224
2014	12.944228	13.406742	3.57%	245,590
2013	10.643092	12.944228	21.62%	286,627
2012	9.323701	10.643092	14.15%	87,184
2011*	10.000000	9.323701	-6.76%	3,516
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.841374	9.455373	-3.92%	53,921
2014*	10.000000	9.841374	-1.59%	67,619
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.230975	9.765389	-4.55%	0
2014*	10.000000	10.230975	2.31%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	12.011364	11.474898	-4.47%	0
2014	11.806346	12.011364	1.74%	1,118
2013*	10.000000	11.806346	18.06%	1,297
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.596463	11.238393	-3.09%	0
2014	11.540625	11.596463	0.48%	187
2013*	10.000000	11.540625	15.41%	187
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.077356	9.955408	-1.21%	130,557

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	14.964704	14.503757	-3.08%	83,005
2014	14.516693	14.964704	3.09%	62,735
2013	11.365322	14.516693	27.73%	98,897
2012	9.918968	11.365322	14.58%	1,822
2011	10.739455	9.918968	-7.64%	3,408
2010*	10.000000	10.739455	7.39%	34,319
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.990313	12.679183	-2.40%	33,481
2014	12.625506	12.990313	2.89%	253,600
2013	11.162187	12.625506	13.11%	46,375
2012	10.188370	11.162187	9.56%	53,315
2011	10.468310	10.188370	-2.67%	56,665
2010*	10.000000	10.468310	4.68%	48,896
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.966085	13.594478	-2.66%	2,429
2014	13.522016	13.966085	3.28%	15,977
2013	11.305177	13.522016	19.61%	94,371
2012	10.084439	11.305177	12.11%	100,937
2011	10.587185	10.084439	-4.75%	28,856
2010*	10.000000	10.587185	5.87%	1,368
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.513093	11.274317	-2.07%	53,267
2014	11.293820	11.513093	1.94%	100,422
2013	10.910192	11.293820	3.52%	65,190
2012	10.288360	10.910192	6.04%	131,249
2011	10.283741	10.288360	0.04%	164,801
2010*	10.000000	10.283741	2.84%	114,295
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.371109	9.791784	-5.59%	0
2014	10.280679	10.371109	0.88%	0
2013*	10.000000	10.280679	2.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.316430	9.680843	-6.16%	2,580
2014	10.352694	10.316430	-0.35%	2,375
2013*	10.000000	10.352694	3.53%	584
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.471578	13.148061	-2.40%	341,849
2014	13.059116	13.471578	3.16%	297,109
2013	11.237085	13.059116	16.21%	514,426
2012	10.137246	11.237085	10.85%	51,363
2011	10.521103	10.137246	-3.65%	43,142
2010*	10.000000	10.521103	5.21%	68,122

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.320688	13.914357	-2.84%	288,206
2014	13.883338	14.320688	3.15%	35,883
2013	11.324155	13.883338	22.60%	388,413
2012	10.018229	11.324155	13.04%	12,434
2011	10.652701	10.018229	-5.96%	26,163
2010*	10.000000	10.652701	6.53%	33,385
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.522038	12.221407	-2.40%	67,543
2014	12.195539	12.522038	2.68%	265,102
2013	11.113422	12.195539	9.74%	100,620
2012	10.237614	11.113422	8.55%	30,693
2011	10.405550	10.237614	-1.61%	21,907
2010*	10.000000	10.405550	4.06%	30,713
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.837430	10.635835	-1.86%	31,770
2014	10.474420	10.837430	3.47%	79,723
2013	10.839850	10.474420	-3.37%	70,977
2012	10.258365	10.839850	5.67%	72,160
2011*	10.000000	10.258365	2.58%	66,793
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	9.654029	8.000248	-17.13%	6,780
2014*	10.000000	9.654029	-3.46%	7,264
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.741076	9.271435	-4.82%	205
2014*	10.000000	9.741076	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.237076	9.761695	-4.64%	0
2014*	10.000000	10.237076	2.37%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.162358	10.014257	-1.46%	158,557
2014*	10.000000	10.162358	1.62%	138,265
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.730813	9.507345	-2.30%	21,168
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.349838	10.108209	-2.33%	141,503
2014*	10.000000	10.349838	3.50%	147,324
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.253031	10.097048	-1.52%	70,074
2014*	10.000000	10.253031	2.53%	20,818

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.329850	10.136196	-1.87%	270
2014*	10.000000	10.329850	3.30%	4,476
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.157218	10.046635	-1.09%	163,277
2014*	10.000000	10.157218	1.57%	218,632
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.369952	9.898374	-4.55%	0
2014	10.259891	10.369952	1.07%	528
2013*	10.000000	10.259891	2.60%	1,163
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.361931	9.817755	-5.25%	472
2014	10.324733	10.361931	0.36%	472
2013*	10.000000	10.324733	3.25%	472
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.317276	10.143936	-1.68%	567,225
2014*	10.000000	10.317276	3.17%	481,876
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.320640	10.107003	-2.07%	217,854
2014*	10.000000	10.320640	3.21%	213,359
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.248209	10.106768	-1.38%	248,783
2014*	10.000000	10.248209	2.48%	269,829
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.126351	9.736481	-3.85%	27,302
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.336057	9.210025	-1.35%	4,086,962
2014	9.463812	9.336057	-1.35%	4,159,227
2013	9.593322	9.463812	-1.35%	3,476,179
2012	9.724967	9.593322	-1.35%	4,443,107
2011	9.857671	9.724967	-1.35%	6,484,607
2010	9.992555	9.857671	-1.35%	9,184,696
2009*	10.000000	9.992555	-0.07%	11,755,810
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.813725	9.401421	-4.20%	5,022
2014	9.576120	9.813725	2.48%	17,364
2013*	10.000000	9.576120	-4.24%	15,896

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	13.167135	12.904358	-2.00%	34,207
2014	13.530258	13.167135	-2.68%	26,701
2013	11.327794	13.530258	19.44%	41,166
2012	9.940386	11.327794	13.96%	46,075
2011	11.149106	9.940386	-10.84%	53,481
2010*	10.000000	11.149106	11.49%	40,045
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	9.006941	8.410359	-6.62%	59,841
2014*	10.000000	9.006941	-9.93%	63,283
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	16.973837	17.268737	1.74%	8,614
2014	15.620854	16.973837	8.66%	8,657
2013	11.780445	15.620854	32.60%	15,276
2012	10.282419	11.780445	14.57%	17,698
2011	10.771012	10.282419	-4.54%	16,730
2010*	10.000000	10.771012	7.71%	5,063
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	15.985121	15.227403	-4.74%	10,563
2014	14.698291	15.985121	8.75%	17,554
2013	11.034327	14.698291	33.21%	24,232
2012	9.512311	11.034327	16.00%	17,090
2011	10.267793	9.512311	-7.36%	9,301
2010*	10.000000	10.267793	2.68%	11,205
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	23.184030	22.828715	-1.53%	6,897
2014	22.589823	23.184030	2.63%	7,403
2013	16.480495	22.589823	37.07%	9,064
2012	14.539578	16.480495	13.35%	12,085
2011	15.389032	14.539578	-5.52%	14,478
2010	12.300585	15.389032	25.11%	24,742
2009*	10.000000	12.300585	23.01%	26,134
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.747403	16.464205	-1.69%	30,539
2014	16.367750	16.747403	2.32%	27,609
2013	11.970380	16.367750	36.74%	32,356
2012	10.584520	11.970380	13.09%	35,942
2011	11.228881	10.584520	-5.74%	83,275
2010*	10.000000	11.228881	12.29%	71,014
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.425660	17.652375	-4.20%	36,308
2014	15.961212	18.425660	15.44%	65,804
2013	11.925006	15.961212	33.85%	63,328
2012	10.390213	11.925006	14.77%	44,092
2011	10.782418	10.390213	-3.64%	44,525
2010*	10.000000	10.782418	7.82%	9,994

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	11.037641	10.970959	-0.60%	27,168
2014*	10.000000	11.037641	10.38%	24,234
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	10.743065	9.959750	-7.29%	39,987
2014*	10.000000	10.743065	7.43%	37,511
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	10.422985	10.114129	-2.96%	84,785
2014*	10.000000	10.422985	4.23%	108,251
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	10.888099	10.841573	-0.43%	12,760
2014*	10.000000	10.888099	8.88%	32,188
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.821126	11.001460	-6.93%	9,915
2014	9.317470	11.821126	26.87%	55,959
2013*	10.000000	9.317470	-6.83%	2,072
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.112883	10.092399	-0.20%	119,841
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.950603	9.782784	-1.69%	73,333
2014	10.037191	9.950603	-0.86%	103,465
2013	10.163839	10.037191	-1.25%	50,869
2012	9.952586	10.163839	2.12%	126,490
2011*	10.000000	9.952586	-0.47%	122,180
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.212130	9.582428	-6.17%	15,224
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.041273	9.404472	-6.34%	1,537
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2015	9.966531	9.109146	-8.60%	20,824
2014	10.132905	9.966531	-1.64%	18,556
2013*	10.000000	10.132905	1.33%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2015	9.665003	9.228515	-4.52%	66,788
2014	9.661802	9.665003	0.03%	25,339
2013*	10.000000	9.661802	-3.38%	29,068

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares - Q/NQ
2015	10.470045	9.643948	-7.89%	3,482
2014	9.869210	10.470045	6.09%	706
2013	9.627132	9.869210	2.51%	706
2012*	10.000000	9.627132	-3.73%	706
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2015	10.284974	9.891642	-3.82%	5,337
2014	10.539136	10.284974	-2.41%	12,661
2013	10.213300	10.539136	3.19%	87,177
2012*	10.000000	10.213300	2.13%	76,237
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.503274	11.764707	2.27%	17,228
2014	11.425777	11.503274	0.68%	5,302
2013*	10.000000	11.425777	14.26%	10,740
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.565506	9.465217	-10.41%	43,719
2014	10.661596	10.565506	-0.90%	126,289
2013	10.795695	10.661596	-1.24%	124,378
2012	9.532319	10.795695	13.25%	114,413
2011*	10.000000	9.532319	-4.68%	42,129
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.826466	5.739372	-26.67%	12,201
2014	9.748899	7.826466	-19.72%	7,983
2013	11.587452	9.748899	-15.87%	9,666
2012	11.173846	11.587452	3.70%	34,514
2011	12.250608	11.173846	-8.79%	80,376
2010*	10.000000	12.250608	22.51%	108,788
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.832952	11.397110	-3.68%	20,121
2014	11.828743	11.832952	0.04%	31,112
2013	12.898906	11.828743	-8.30%	44,574
2012	11.103180	12.898906	16.17%	106,520
2011	10.596604	11.103180	4.78%	177,521
2010*	10.000000	10.596604	5.97%	69,836
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.025047	10.095801	-8.43%	9,355
2014	11.142384	11.025047	-1.05%	12,977
2013	12.088734	11.142384	-7.83%	28,011
2012	11.645283	12.088734	3.81%	49,022
2011	10.887853	11.645283	6.96%	90,983
2010*	10.000000	10.887853	8.88%	16,857

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.055853	10.455742	-5.43%	25,884
2014	10.970349	11.055853	0.78%	48,191
2013	12.162342	10.970349	-9.80%	63,566
2012	11.537431	12.162342	5.42%	84,246
2011	10.883442	11.537431	6.01%	223,616
2010*	10.000000	10.883442	8.83%	123,151
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2015	12.890887	12.491894	-3.10%	218,882
2014	12.658096	12.890887	1.84%	284,303
2013	12.147453	12.658096	4.20%	851,199
2012	10.783433	12.147453	12.65%	1,187,911
2011	10.588198	10.783433	1.84%	897,760
2010*	10.000000	10.588198	5.88%	195,593
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.021256	9.906619	-1.14%	120,724
2014	10.082945	10.021256	-0.61%	109,364
2013	10.244714	10.082945	-1.58%	169,270
2012	9.820581	10.244714	4.32%	239,450
2011*	10.000000	9.820581	-1.79%	125,664
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.726161	10.616869	-1.02%	182,032
2014	10.437944	10.726161	2.76%	180,664
2013	10.802571	10.437944	-3.38%	477,612
2012	10.000665	10.802571	8.02%	399,048
2011*	10.000000	10.000665	0.01%	291,760
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.086102	9.772042	-3.11%	10,002
2014	9.931805	10.086102	1.55%	14,562
2013*	10.000000	9.931805	-0.68%	1,877
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2015	7.715766	6.426924	-16.70%	21,520
2014	8.969373	7.715766	-13.98%	15,752
2013	9.295776	8.969373	-3.51%	25,948
2012	8.439323	9.295776	10.15%	49,783
2011	11.199430	8.439323	-24.65%	157,722
2010*	10.000000	11.199430	11.99%	264,781
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2015	12.946811	12.231047	-5.53%	8,795
2014	13.162966	12.946811	-1.64%	12,197
2013	11.934189	13.162966	10.30%	12,509
2012	10.456700	11.934189	14.13%	19,584
2011	10.819136	10.456700	-3.35%	79,443
2010*	10.000000	10.819136	8.19%	87,068

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2015	13.609857	13.446826	-1.20%	26,088
2014	13.480771	13.609857	0.96%	66,212
2013	12.420875	13.480771	8.53%	1,284,898
2012	11.032851	12.420875	12.58%	873,176
2011	10.884729	11.032851	1.36%	130,048
2010*	10.000000	10.884729	8.85%	132,685
ProFunds - ProFund VP Asia 30 - Q/NQ
2015	10.043948	8.978977	-10.60%	5,967
2014	10.343644	10.043948	-2.90%	11,325
2013	9.119770	10.343644	13.42%	106,529
2012	8.005799	9.119770	13.91%	139,689
2011	11.116211	8.005799	-27.98%	55,980
2010*	10.000000	11.116211	11.16%	245,033
ProFunds - ProFund VP Banks - Q/NQ
2015	14.070770	13.820703	-1.78%	7,067
2014	12.922414	14.070770	8.89%	9,575
2013	9.815393	12.922414	31.65%	57,150
2012	7.458492	9.815393	31.60%	36,332
2011*	10.000000	7.458492	-25.42%	2,564
ProFunds - ProFund VP Basic Materials - Q/NQ
2015	9.678865	8.218833	-15.08%	1,372
2014	9.648614	9.678865	0.31%	9,124
2013	8.258412	9.648614	16.83%	57,300
2012	7.716845	8.258412	7.02%	66,195
2011*	10.000000	7.716845	-22.83%	24,909
ProFunds - ProFund VP Bear - Q/NQ
2015	4.067046	3.814606	-6.21%	46,781
2014	4.807742	4.067046	-15.41%	5,390
2013	6.635304	4.807742	-27.54%	10,590
2012	8.064772	6.635304	-17.72%	33,739
2011	8.972055	8.064772	-10.11%	29,432
2010*	10.000000	8.972055	-10.28%	17,515
ProFunds - ProFund VP Biotechnology - Q/NQ
2015	27.595099	28.121064	1.91%	19,919
2014	21.562740	27.595099	27.98%	67,228
2013	12.978206	21.562740	66.15%	64,761
2012	9.350050	12.978206	38.80%	28,220
2011*	10.000000	9.350050	-6.50%	456
ProFunds - ProFund VP Bull - Q/NQ
2015	16.174509	15.883059	-1.80%	41,971
2014	14.708963	16.174509	9.96%	64,920
2013	11.490936	14.708963	28.00%	70,139
2012	10.227987	11.490936	12.35%	37,539
2011	10.367575	10.227987	-1.35%	85,031
2010*	10.000000	10.367575	3.68%	98,454

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2015	14.892899	15.303511	2.76%	20,957
2014	13.695961	14.892899	8.74%	16,011
2013	10.808204	13.695961	26.72%	5,950
2012	9.883162	10.808204	9.36%	2,413
2011*	10.000000	9.883162	-1.17%	1,701
ProFunds - ProFund VP Consumer Services - Q/NQ
2015	17.762558	18.344498	3.28%	35,605
2014	16.010558	17.762558	10.94%	24,091
2013	11.603404	16.010558	37.98%	43,483
2012	9.633501	11.603404	20.45%	11,630
2011*	10.000000	9.633501	-3.66%	1,177
ProFunds - ProFund VP Emerging Markets - Q/NQ
2015	8.063695	6.573578	-18.48%	22,392
2014	8.463547	8.063695	-4.72%	96,755
2013	9.168228	8.463547	-7.69%	103,298
2012	8.721003	9.168228	5.13%	93,666
2011	11.009495	8.721003	-20.79%	49,675
2010*	10.000000	11.009495	10.09%	243,272
ProFunds - ProFund VP Europe 30 - Q/NQ
2015	11.843948	10.413068	-12.08%	21,739
2014	13.142511	11.843948	-9.88%	20,360
2013	10.952637	13.142511	19.99%	38,147
2012	9.522501	10.952637	15.02%	43,780
2011	10.593908	9.522501	-10.11%	740
2010*	10.000000	10.593908	5.94%	2,348
ProFunds - ProFund VP Financials - Q/NQ
2015	14.772733	14.355496	-2.82%	5,570
2014	13.261845	14.772733	11.39%	11,822
2013	10.178320	13.261845	30.30%	21,979
2012	8.272110	10.178320	23.04%	7,955
2011*	10.000000	8.272110	-17.28%	6,324
ProFunds - ProFund VP Health Care - Q/NQ
2015	18.703632	19.377995	3.61%	41,204
2014	15.327164	18.703632	22.03%	72,555
2013	11.116988	15.327164	37.87%	59,058
2012	9.598728	11.116988	15.82%	21,478
2011*	10.000000	9.598728	-4.01%	4,655
ProFunds - ProFund VP Industrials - Q/NQ
2015	14.158057	13.489184	-4.72%	34,502
2014	13.593628	14.158057	4.15%	34,538
2013	9.971598	13.593628	36.32%	54,509
2012	8.729148	9.971598	14.23%	14,697
2011*	10.000000	8.729148	-12.71%	15,304

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2015	11.214119	10.673029	-4.83%	23,417
2014	12.370613	11.214119	-9.35%	37,551
2013	10.494221	12.370613	17.88%	83,610
2012	9.176067	10.494221	14.37%	55,846
2011	10.858477	9.176067	-15.49%	115,848
2010*	10.000000	10.858477	8.58%	98,572
ProFunds - ProFund VP Internet - Q/NQ
2015	14.914057	17.707226	18.73%	24,257
2014	14.950460	14.914057	-0.24%	6,831
2013	9.989410	14.950460	49.66%	11,797
2012	8.455268	9.989410	18.14%	5,577
2011*	10.000000	8.455268	-15.45%	0
ProFunds - ProFund VP Japan - Q/NQ
2015	12.950036	13.517280	4.38%	16,767
2014	12.716987	12.950036	1.83%	7,246
2013	8.696221	12.716987	46.24%	91,807
2012	7.169975	8.696221	21.29%	24,082
2011	8.922057	7.169975	-19.64%	4,364
2010*	10.000000	8.922057	-10.78%	54,355
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2015	18.901250	20.036064	6.00%	30,965
2014	16.375161	18.901250	15.43%	43,260
2013	12.362144	16.375161	32.46%	32,718
2012	10.781629	12.362144	14.66%	36,813
2011	10.772108	10.781629	0.09%	20,609
2010*	10.000000	10.772108	7.72%	31,088
ProFunds - ProFund VP Oil & Gas - Q/NQ
2015	12.195074	9.218547	-24.41%	34,474
2014	13.869226	12.195074	-12.07%	43,895
2013	11.331388	13.869226	22.40%	62,026
2012	11.163392	11.331388	1.50%	119,162
2011	11.067262	11.163392	0.87%	93,912
2010*	10.000000	11.067262	10.67%	261,839
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2015	17.531364	18.063140	3.03%	21,368
2014	14.888796	17.531364	17.75%	36,888
2013	11.466109	14.888796	29.85%	37,487
2012	10.391483	11.466109	10.34%	5,089
2011*	10.000000	10.391483	3.91%	165,638
ProFunds - ProFund VP Precious Metals - Q/NQ
2015	3.209262	2.125819	-33.76%	78,337
2014	4.273023	3.209262	-24.89%	73,762
2013	6.980231	4.273023	-38.78%	83,996
2012	8.280552	6.980231	-15.70%	45,179
2011*	10.000000	8.280552	-17.19%	28,560

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2015	13.051817	12.917348	-1.03%	24,152
2014	10.582871	13.051817	23.33%	51,967
2013	10.717802	10.582871	-1.26%	34,108
2012	9.272456	10.717802	15.59%	92,688
2011*	10.000000	9.272456	-7.28%	3,537
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2015	3.938838	3.823976	-2.92%	33,068
2014	5.725146	3.938838	-31.20%	30,127
2013	4.982517	5.725146	14.90%	76,224
2012	5.427262	4.982517	-8.19%	8,123
2011	8.802449	5.427262	-38.34%	3,225
2010*	10.000000	8.802449	-11.98%	22,952
ProFunds - ProFund VP Semiconductor - Q/NQ
2015	14.551547	13.942298	-4.19%	7,530
2014	10.964608	14.551547	32.71%	75,862
2013	8.327059	10.964608	31.67%	9,688
2012	8.808511	8.327059	-5.47%	0
2011*	10.000000	8.808511	-11.91%	41
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2015	7.353324	8.089624	10.01%	1,812
2014	7.678892	7.353324	-4.24%	646
2013	7.801952	7.678892	-1.58%	2,530
2012	9.095429	7.801952	-14.22%	16,438
2011	8.331420	9.095429	9.17%	9,295
2010*	10.000000	8.331420	-16.69%	8,083
ProFunds - ProFund VP Short International - Q/NQ
2015	5.335620	5.064519	-5.08%	540
2014	5.261337	5.335620	1.41%	295
2013	6.751759	5.261337	-22.07%	201
2012	8.572179	6.751759	-21.24%	248
2011	8.535360	8.572179	0.43%	5,279
2010*	10.000000	8.535360	-14.65%	103
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2015	3.397823	2.914713	-14.22%	14,871
2014	4.272418	3.397823	-20.47%	6,082
2013	6.134776	4.272418	-30.36%	512
2012	7.658418	6.134776	-19.89%	512
2011	8.671412	7.658418	-11.68%	756
2010*	10.000000	8.671412	-13.29%	17,107
ProFunds - ProFund VP Technology - Q/NQ
2015	14.520812	14.668918	1.02%	18,511
2014	12.461989	14.520812	16.52%	14,339
2013	10.090459	12.461989	23.50%	29,869
2012	9.273028	10.090459	8.82%	22,394
2011*	10.000000	9.273028	-7.27%	14,841

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2015	11.995866	12.013972	0.15%	1,464
2014	12.091618	11.995866	-0.79%	7,399
2013	10.937064	12.091618	10.56%	3,280
2012	9.515324	10.937064	14.94%	8,883
2011*	10.000000	9.515324	-4.85%	262
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2015	15.945653	14.843068	-6.91%	13,383
2014	11.850942	15.945653	34.55%	20,349
2013	14.851444	11.850942	-20.20%	34,510
2012	14.910130	14.851444	-0.39%	18,754
2011	10.531310	14.910130	41.58%	23,714
2010*	10.000000	10.531310	5.31%	47,813
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2015	34.639668	38.820589	12.07%	12,962
2014	25.849393	34.639668	34.01%	11,066
2013	14.634924	25.849393	76.63%	7,660
2012	11.091766	14.634924	31.94%	15,687
2011	11.379167	11.091766	-2.53%	57,072
2010*	10.000000	11.379167	13.79%	11,963
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2015	1.162587	0.845739	-27.25%	7,536
2014	1.834351	1.162587	-36.62%	5,317
2013	3.620111	1.834351	-49.33%	7,075
2012	5.665334	3.620111	-36.10%	11,096
2011	7.379190	5.665334	-23.23%	2,757
2010*	10.000000	7.379190	-26.21%	249
ProFunds - ProFund VP Utilities - Q/NQ
2015	14.827975	13.691227	-7.67%	2,826
2014	11.940207	14.827975	24.19%	42,951
2013	10.681530	11.940207	11.78%	1,943
2012	10.812731	10.681530	-1.21%	13,879
2011*	10.000000	10.812731	8.13%	12,824
Rydex Variable Trust - Banking Fund - Q/NQ
2015	8.460832	7.940893	-6.15%	49,684
2014	8.293090	8.460832	2.02%	35,552
2013	6.507436	8.293090	27.44%	51,329
2012	5.310598	6.507436	22.54%	124,852
2011	6.921972	5.310598	-23.28%	25,439
2010	6.207318	6.921972	11.51%	68,281
2009	6.516117	6.207318	-4.74%	180,290
2008	11.227139	6.516117	-41.96%	317,722
2007	15.608636	11.227139	-28.07%	350,306
2006	14.222240	15.608636	9.75%	300,783

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2015	21.784692	17.773072	-18.41%	33,006
2014	22.491235	21.784692	-3.14%	43,663
2013	22.517720	22.491235	-0.12%	60,017
2012	20.615832	22.517720	9.23%	72,138
2011	25.014928	20.615832	-17.59%	100,966
2010	20.017566	25.014928	24.96%	234,919
2009	13.052709	20.017566	53.36%	190,681
2008	24.233279	13.052709	-46.14%	178,777
2007	18.337983	24.233279	32.15%	496,696
2006	15.199458	18.337983	20.65%	341,967
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2015	29.879862	31.974039	7.01%	63,134
2014	22.825753	29.879862	30.90%	96,131
2013	15.004881	22.825753	52.12%	124,016
2012	11.185768	15.004881	34.14%	158,435
2011	10.252691	11.185768	9.10%	200,617
2010	9.388232	10.252691	9.21%	108,612
2009	8.041853	9.388232	16.74%	243,333
2008	9.240154	8.041853	-12.97%	573,937
2007	8.972122	9.240154	2.99%	345,898
2006	9.407241	8.972122	-4.63%	260,144
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2015	3.038326	1.984158	-34.70%	188,494
2014	4.667315	3.038326	-34.90%	212,215
2013	4.888175	4.667315	-4.52%	165,249
2012	5.025989	4.888175	-2.74%	281,175
2011	5.457213	5.025989	-7.90%	357,720
2010	5.120688	5.457213	6.57%	527,020
2009	4.652826	5.120688	10.06%	385,292
2008	9.252680	4.652826	-49.71%	361,754
2007	7.159314	9.252680	29.24%	316,147
2006	8.836535	7.159314	-18.98%	150,196
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2015	28.765373	30.142822	4.79%	91,066
2014	25.889963	28.765373	11.11%	57,821
2013	20.463000	25.889963	26.52%	65,102
2012	19.022684	20.463000	7.57%	124,806
2011	16.949642	19.022684	12.23%	131,122
2010	14.649693	16.949642	15.70%	90,678
2009	12.466759	14.649693	17.51%	170,668
2008	16.495886	12.466759	-24.43%	174,359
2007	15.054899	16.495886	9.57%	222,333
2006	12.995766	15.054899	15.84%	369,062

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2015	20.237403	19.122150	-5.51%	97,306
2014	17.563214	20.237403	15.23%	86,654
2013	10.942522	17.563214	60.50%	73,936
2012	9.469104	10.942522	15.56%	69,083
2011	8.798737	9.469104	7.62%	275,266
2010	7.158975	8.798737	22.90%	195,710
2009	5.302087	7.158975	35.02%	434,684
2008	14.039138	5.302087	-62.23%	924,884
2007	13.159654	14.039138	6.68%	502,972
2006	10.218277	13.159654	28.79%	521,482
Rydex Variable Trust - Electronics Fund - Q/NQ
2015	11.177154	11.258211	0.73%	78,364
2014	9.156535	11.177154	22.07%	127,716
2013	6.872698	9.156535	33.23%	67,748
2012	6.894499	6.872698	-0.32%	117,615
2011	8.368460	6.894499	-17.61%	71,359
2010	7.743086	8.368460	8.08%	278,006
2009	4.567432	7.743086	69.53%	422,603
2008	9.280739	4.567432	-50.79%	27,792
2007	9.649405	9.280739	-3.82%	25,807
2006	9.543929	9.649405	1.11%	43,901
Rydex Variable Trust - Energy Fund - Q/NQ
2015	21.647465	14.900391	-31.17%	80,068
2014	26.966223	21.647465	-19.72%	99,557
2013	22.139495	26.966223	21.80%	76,005
2012	21.916625	22.139495	1.02%	115,023
2011	23.595892	21.916625	-7.12%	114,494
2010	20.090681	23.595892	17.45%	171,797
2009	14.704475	20.090681	36.63%	204,029
2008	27.621760	14.704475	-46.76%	259,504
2007	21.019890	27.621760	31.41%	482,386
2006	19.036366	21.019890	10.42%	307,463
Rydex Variable Trust - Energy Services Fund - Q/NQ
2015	21.142227	14.244952	-32.62%	76,777
2014	30.330976	21.142227	-30.29%	61,814
2013	24.817317	30.330976	22.22%	58,646
2012	25.056593	24.817317	-0.95%	59,946
2011	28.001047	25.056593	-10.52%	87,736
2010	22.518446	28.001047	24.35%	187,433
2009	14.054130	22.518446	60.23%	188,856
2008	27.621760	14.704475	-46.76%	259,504
2007	21.019890	27.621760	31.41%	482,386
2006	19.036366	21.019890	10.42%	307,463

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2015	10.501853	9.615523	-8.44%	33,044
2014	12.165219	10.501853	-13.67%	42,836
2013	9.953465	12.165219	22.22%	66,828
2012	8.293632	9.953465	20.01%	99,654
2011	9.906495	8.293632	-16.28%	54,532
2010	11.254776	9.906495	-11.98%	91,362
2009	8.410435	11.254776	33.82%	161,879
2008	18.887647	8.410435	-55.47%	385,026
2007	16.935470	18.887647	11.53%	593,136
2006	13.255018	16.935470	27.77%	662,367
Rydex Variable Trust - Financial Services Fund - Q/NQ
2015	11.747235	11.126674	-5.28%	165,110
2014	10.577411	11.747235	11.06%	154,426
2013	8.405866	10.577411	25.83%	150,450
2012	6.945627	8.405866	21.02%	162,729
2011	8.275579	6.945627	-16.07%	157,386
2010	7.335153	8.275579	12.82%	198,140
2009	6.212769	7.335153	18.07%	351,608
2008	12.121901	6.212769	-48.75%	281,344
2007	15.134427	12.121901	-19.91%	575,102
2006	13.142136	15.134427	15.16%	445,711
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2015	20.617560	19.302695	-6.38%	50,055
2014	15.520318	20.617560	32.84%	62,179
2013	19.245553	15.520318	-19.36%	51,115
2012	18.940404	19.245553	1.61%	93,417
2011	13.569658	18.940404	39.58%	153,164
2010	12.493201	13.569658	8.62%	200,607
2009	18.499165	12.493201	-32.47%	335,544
2008	12.948270	18.499165	42.87%	346,662
2007	11.961703	12.948270	8.25%	336,775
2006	12.519359	11.961703	-4.45%	196,289
Rydex Variable Trust - Health Care Fund - Q/NQ
2015	23.896359	24.641617	3.12%	109,761
2014	19.437906	23.896359	22.94%	161,521
2013	13.894088	19.437906	39.90%	159,912
2012	12.021262	13.894088	15.58%	147,905
2011	11.639782	12.021262	3.28%	145,631
2010	11.051000	11.639782	5.33%	119,933
2009	8.987127	11.051000	22.96%	361,660
2008	12.124112	8.987127	-25.87%	540,675
2007	11.592511	12.124112	4.59%	509,620
2006	11.179207	11.592511	3.70%	668,172
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2015	9.973156	9.768704	-2.05%	6,463

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2015	27.060177	28.926308	6.90%	39,686
2014	26.904112	27.060177	0.58%	36,003
2013	18.033561	26.904112	49.19%	103,437
2012	15.320110	18.033561	17.71%	55,141
2011	17.631635	15.320110	-13.11%	73,716
2010	14.798663	17.631635	19.14%	234,932
2009	9.044753	14.798663	63.62%	167,871
2008	16.632848	9.044753	-45.62%	17,136
2007	15.274800	16.632848	8.89%	281,370
2006	14.114035	15.274800	8.22%	116,617
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2015	0.853701	0.774515	-9.28%	428,796
2014	1.106163	0.853701	-22.82%	273,601
2013	1.998329	1.106163	-44.65%	160,035
2012	2.612403	1.998329	-23.51%	457,849
2011	3.631214	2.612403	-28.06%	338,428
2010	5.280447	3.631214	-31.23%	404,173
2009	9.670989	5.280447	-45.40%	545,939
2008	6.095042	9.670989	58.67%	129,174
2007	6.789162	6.095042	-10.22%	166,909
2006	8.796749	6.789162	-22.82%	275,706
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2015	3.037932	2.960447	-2.55%	68,061
2014	4.101211	3.037932	-25.93%	132,381
2013	3.606887	4.101211	13.71%	165,407
2012	3.897809	3.606887	-7.46%	78,377
2011	5.679973	3.897809	-31.38%	134,944
2010	6.603548	5.679973	-13.99%	279,487
2009	5.605748	6.603548	17.80%	279,586
2008	8.142354	5.605748	-31.15%	234,958
2007	8.644503	8.142354	-5.81%	319,593
2006	8.105463	8.644503	6.65%	197,131
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2015	2.077282	2.026192	-2.46%	15,455
2014	2.380921	2.077282	-12.75%	16,556
2013	3.332246	2.380921	-28.55%	16,801
2012	4.137671	3.332246	-19.47%	35,358
2011	4.526138	4.137671	-8.58%	43,940
2010	6.141242	4.526138	-26.30%	123,056
2009	9.618613	6.141242	-36.15%	44,224
2008	7.253496	9.618613	32.61%	49,609
2007	7.502198	7.253496	-3.32%	26,744
2006	7.907124	7.502198	-5.12%	285,668

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2015	1.118724	0.961563	-14.05%	11,562
2014	1.393687	1.118724	-19.73%	19,805
2013	1.991269	1.393687	-30.01%	181,471
2012	2.481227	1.991269	-19.75%	820,543
2011	2.796935	2.481227	-11.29%	543,296
2010	3.601122	2.796935	-22.33%	889,237
2009	6.092056	3.601122	-40.89%	1,128,571
2008	4.171852	6.092056	46.03%	273,662
2007	4.767072	4.171852	-12.49%	395,783
2006	4.900844	4.767072	-2.73%	915,063
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2015	1.924296	1.900246	-1.25%	64,898
2014	2.139979	1.924296	-10.08%	104,591
2013	3.137001	2.139979	-31.78%	203,231
2012	3.885430	3.137001	-19.26%	93,507
2011	4.263064	3.885430	-8.86%	163,292
2010	5.970978	4.263064	-28.60%	195,454
2009	9.014770	5.970978	-33.76%	378,623
2008	7.328454	9.014770	23.01%	129,738
2007	7.050759	7.328454	3.94%	287,406
2006	8.117436	7.050759	-13.14%	434,961
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2015	2.333364	2.199799	-5.72%	243,358
2014	2.764953	2.333364	-15.61%	215,133
2013	3.814210	2.764953	-27.51%	235,707
2012	4.657395	3.814210	-18.10%	529,974
2011	5.190397	4.657395	-10.27%	553,227
2010	6.335980	5.190397	-18.08%	760,658
2009	8.865051	6.335980	-28.53%	785,438
2008	6.453476	8.865051	37.37%	270,991
2007	6.488527	6.453476	-0.54%	249,045
2006	7.110628	6.488527	-8.75%	550,301
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2015	11.122610	12.288714	10.48%	24,231
2014	13.328793	11.122610	-16.55%	19,304
2013	8.661027	13.328793	53.89%	26,456
2012	7.310164	8.661027	18.48%	44,587
2011	10.428826	7.310164	-29.90%	36,186
2010	9.134827	10.428826	14.17%	76,003
2009	7.487293	9.134827	22.00%	110,549
2008	11.323924	7.487293	-33.88%	281,830
2007	12.932160	11.323924	-12.44%	151,702
2006	12.468255	12.932160	3.72%	406,730

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2015	27.556159	27.266726	-1.05%	72,299
2014	25.987665	27.556159	6.04%	55,102
2013	18.497978	25.987665	40.49%	62,615
2012	15.456294	18.497978	19.68%	82,485
2011	15.292486	15.456294	1.07%	73,873
2010	11.892797	15.292486	28.59%	142,532
2009	8.817402	11.892797	34.88%	84,243
2008	17.558284	8.817402	-49.78%	14,850
2007	18.263391	17.558284	-3.86%	35,727
2006	14.993829	18.263391	21.81%	183,707
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2015	34.731761	32.377589	-6.78%	14,091
2014	31.453209	34.731761	10.42%	20,051
2013	21.222461	31.453209	48.21%	24,428
2012	17.303714	21.222461	22.65%	75,441
2011	18.981191	17.303714	-8.84%	75,505
2010	13.987936	18.981191	35.70%	144,487
2009	9.304389	13.987936	50.34%	136,823
2008	20.883917	9.304389	-55.45%	293,604
2007	20.436396	20.883917	2.19%	264,346
2006	18.753081	20.436396	8.98%	295,574
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2015	31.110990	35.180082	13.08%	40,201
2014	23.090992	31.110990	34.73%	70,845
2013	12.988096	23.090992	77.79%	64,373
2012	9.816412	12.988096	32.31%	127,615
2011	10.018184	9.816412	-2.01%	100,267
2010	7.417894	10.018184	35.05%	139,841
2009	3.452313	7.417894	114.87%	408,261
2008	12.772338	3.452313	-72.97%	1,357,691
2007	10.099629	12.772338	26.46%	1,061,551
2006	9.762801	10.099629	3.45%	452,746
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2015	27.342905	29.196701	6.78%	95,300
2014	23.599773	27.342905	15.86%	101,299
2013	17.770482	23.599773	32.80%	165,550
2012	15.426981	17.770482	15.19%	68,986
2011	15.305690	15.426981	0.79%	108,820
2010	13.094513	15.305690	16.89%	295,285
2009	8.732616	13.094513	49.95%	270,762
2008	15.239938	8.732616	-42.70%	126,375
2007	13.112504	15.239938	16.22%	294,278
2006	12.566017	13.112504	4.35%	241,954

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2015	19.154635	18.760304	-2.06%	170,760
2014	16.373395	19.154635	16.99%	199,483
2013	11.139842	16.373395	46.98%	243,931
2012	9.237639	11.139842	20.59%	286,906
2011	9.474397	9.237639	-2.50%	444,747
2010	8.005562	9.474397	18.35%	523,227
2009	5.988718	8.005562	33.68%	809,438
2008	13.335275	5.988718	-55.09%	576,930
2007	13.368280	13.335275	-0.25%	552,803
2006	11.360948	13.368280	17.67%	1,120,969
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2015	10.024164	6.885347	-31.31%	281,306
2014	12.294138	10.024164	-18.46%	178,672
2013	23.122809	12.294138	-46.83%	170,183
2012	24.441583	23.122809	-5.40%	208,579
2011	32.667034	24.441583	-25.18%	263,938
2010	23.982124	32.667034	36.21%	573,444
2009	16.289533	23.982124	47.22%	530,491
2008	26.878607	16.289533	-39.40%	420,240
2007	22.792002	26.878607	17.93%	395,656
2006	19.025969	22.792002	19.79%	427,881
Rydex Variable Trust - Real Estate Fund - Q/NQ
2015	23.038913	22.154101	-3.84%	78,369
2014	19.299564	23.038913	19.38%	97,466
2013	18.821309	19.299564	2.54%	88,045
2012	16.121972	18.821309	16.74%	165,693
2011	15.980247	16.121972	0.89%	146,072
2010	12.972986	15.980247	23.18%	275,899
2009	10.498145	12.972986	23.57%	171,550
2008	18.235816	10.498145	-42.43%	222,260
2007	22.856894	18.235816	-20.22%	198,242
2006	17.723222	22.856894	28.97%	527,005
Rydex Variable Trust - Retailing Fund - Q/NQ
2015	25.678121	24.995246	-2.66%	35,894
2014	23.955913	25.678121	7.19%	36,324
2013	17.882176	23.955913	33.97%	73,652
2012	15.523844	17.882176	15.19%	45,209
2011	14.944040	15.523844	3.88%	165,522
2010	12.105270	14.944040	23.45%	155,093
2009	8.508176	12.105270	42.28%	177,432
2008	12.862770	8.508176	-33.85%	91,460
2007	14.919880	12.862770	-13.79%	39,694
2006	13.739114	14.919880	8.59%	59,618

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2015	26.237599	23.534071	-10.30%	20,246
2014	25.503135	26.237599	2.88%	28,378
2013	16.303955	25.503135	56.42%	38,677
2012	13.535822	16.303955	20.45%	52,932
2011	15.624642	13.535822	-13.37%	85,244
2010	11.489750	15.624642	35.99%	133,662
2009	8.736671	11.489750	31.51%	95,148
2008	18.210843	8.736671	-52.02%	329,902
2007	19.795457	18.210843	-8.00%	200,923
2006	16.603820	19.795457	19.22%	383,949
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2015	18.874777	18.311006	-2.99%	118,060
2014	15.348878	18.874777	22.97%	101,552
2013	9.222091	15.348878	66.44%	93,729
2012	7.225214	9.222091	27.64%	135,896
2011	7.624970	7.225214	-5.24%	339,671
2010	6.160339	7.624970	23.78%	419,965
2009	4.266185	6.160339	44.40%	408,161
2008	13.508521	4.266185	-68.42%	1,269,499
2007	13.610958	13.508521	-0.75%	423,223
2006	11.153413	13.610958	22.03%	529,297
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2015	20.023023	19.966124	-0.28%	504,169
2014	18.054636	20.023023	10.90%	671,607
2013	12.950588	18.054636	39.41%	629,250
2012	11.586105	12.950588	11.78%	606,018
2011	11.873566	11.586105	-2.42%	544,431
2010	9.626291	11.873566	23.35%	782,840
2009	6.627388	9.626291	45.25%	422,933
2008	11.164608	6.627388	-40.64%	242,700
2007	10.788258	11.164608	3.49%	886,842
2006	10.374867	10.788258	3.98%	334,461
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2015	20.120617	17.987222	-10.60%	108,515
2014	18.384106	20.120617	9.45%	291,908
2013	12.828818	18.384106	43.30%	187,118
2012	10.639728	12.828818	20.57%	247,436
2011	11.137957	10.639728	-4.47%	195,459
2010	9.383798	11.137957	18.69%	732,991
2009	6.288847	9.383798	49.21%	535,764
2008	12.416254	6.288847	-49.35%	164,139
2007	13.301012	12.416254	-6.65%	228,236
2006	11.458680	13.301012	16.08%	1,011,038

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2015	23.639826	23.628419	-0.05%	153,052
2014	24.341275	23.639826	-2.88%	144,568
2013	18.406669	24.341275	32.24%	268,302
2012	16.078040	18.406669	14.48%	362,446
2011	16.405547	16.078040	-2.00%	135,659
2010	12.543337	16.405547	30.79%	502,097
2009	8.108149	12.543337	54.70%	631,163
2008	12.872015	8.108149	-37.01%	249,209
2007	12.032104	12.872015	6.98%	213,109
2006	11.826472	12.032104	1.74%	134,393
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2015	19.904820	17.306295	-13.05%	65,903
2014	18.906055	19.904820	5.28%	86,049
2013	14.111976	18.906055	33.97%	113,119
2012	12.228238	14.111976	15.40%	131,088
2011	13.349884	12.228238	-8.40%	344,935
2010	11.264808	13.349884	18.51%	101,022
2009	7.355087	11.264808	53.16%	278,673
2008	13.226869	7.355087	-44.39%	219,801
2007	14.091855	13.226869	-6.14%	123,162
2006	12.200748	14.091855	15.50%	120,583
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2015	20.441655	20.090440	-1.72%	182,645
2014	20.721502	20.441655	-1.35%	220,664
2013	14.864860	20.721502	39.40%	326,955
2012	13.623548	14.864860	9.11%	456,279
2011	13.340632	13.623548	2.12%	170,070
2010	10.783955	13.340632	23.71%	195,058
2009	8.159667	10.783955	32.16%	75,082
2008	12.593510	8.159667	-35.21%	252,196
2007	12.780643	12.593510	-1.46%	91,156
2006	12.025415	12.780643	6.28%	100,479
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2015	18.176252	15.502413	-14.71%	46,438
2014	18.186284	18.176252	-0.06%	85,559
2013	12.907170	18.186284	40.90%	122,031
2012	10.869113	12.907170	18.75%	137,090
2011	12.166546	10.869113	-10.66%	169,187
2010	9.858512	12.166546	23.41%	181,440
2009	6.158600	9.858512	60.08%	127,429
2008	11.049299	6.158600	-44.26%	324,001
2007	14.064878	11.049299	-21.44%	73,462
2006	11.959779	14.064878	17.60%	173,277

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2015	6.578975	7.356686	11.82%	37,137
2014	5.424966	6.578975	21.27%	39,014
2013	5.667475	5.424966	-4.28%	18,601
2012	6.130274	5.667475	-7.55%	361,569
2011	6.490507	6.130274	-5.55%	158,091
2010	6.889785	6.490507	-5.80%	143,629
2009	8.298404	6.889785	-16.97%	167,335
2008	7.968658	8.298404	4.14%	100,202
2007	9.065510	7.968658	-12.10%	16,357
2006	10.281835	9.065510	-11.83%	586
Rydex Variable Trust - Technology Fund - Q/NQ
2015	19.328678	19.280007	-0.25%	109,975
2014	17.770734	19.328678	8.77%	137,844
2013	13.304788	17.770734	33.57%	88,062
2012	12.043926	13.304788	10.47%	123,828
2011	13.445385	12.043926	-10.42%	108,323
2010	12.165331	13.445385	10.52%	320,301
2009	7.925136	12.165331	53.50%	397,781
2008	14.716938	7.925136	-46.15%	247,647
2007	13.516426	14.716938	8.88%	369,265
2006	12.938733	13.516426	4.46%	486,905
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2015	8.990013	8.271924	-7.99%	31,990
2014	8.880765	8.990013	1.23%	34,590
2013	7.663877	8.880765	15.88%	37,664
2012	7.408945	7.663877	3.44%	28,394
2011	8.773772	7.408945	-15.56%	153,649
2010	7.766743	8.773772	12.97%	263,751
2009	6.118123	7.766743	26.95%	90,604
2008	11.345955	6.118123	-46.08%	206,586
2007	10.530608	11.345955	7.74%	373,218
2006	8.931531	10.530608	17.90%	218,965
Rydex Variable Trust - Transportation Fund - Q/NQ
2015	29.586952	25.075893	-15.25%	47,707
2014	24.423076	29.586952	21.14%	99,322
2013	16.434648	24.423076	48.61%	112,637
2012	14.168622	16.434648	15.99%	73,400
2011	16.158884	14.168622	-12.32%	61,150
2010	13.195373	16.158884	22.46%	138,216
2009	11.394862	13.195373	15.80%	253,288
2008	15.454732	11.394862	-26.27%	223,359
2007	17.170425	15.454732	-9.99%	42,060
2006	16.207990	17.170425	5.94%	148,019

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2015	16.414966	15.001223	-8.61%	83,696
2014	13.539833	16.414966	21.23%	70,532
2013	12.079124	13.539833	12.09%	73,494
2012	12.109492	12.079124	-0.25%	138,382
2011	10.555508	12.109492	14.72%	226,238
2010	10.010971	10.555508	5.44%	242,356
2009	8.917637	10.010971	12.26%	126,942
2008	12.836004	8.917637	-30.53%	300,219
2007	11.529397	12.836004	11.33%	635,028
2006	9.661285	11.529397	19.34%	805,911
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2015	7.709677	6.325669	-17.95%	6,659
2014	10.008568	7.709677	-22.97%	7,868
2013	10.439433	10.008568	-4.13%	14,342
2012	10.500587	10.439433	-0.58%	17,981
2011	11.051069	10.500587	-4.98%	17,922
2010	11.867835	11.051069	-6.88%	43,536
2009	11.284777	11.867835	5.17%	81,907
2008	13.034334	11.284777	-13.42%	99,817
2007	11.186744	13.034334	16.52%	197,734
2006	9.715300	11.186744	15.15%	215,062
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.054109	9.828603	-2.24%	2,521
2014	10.053508	10.054109	0.01%	2,926
2013*	10.000000	10.053508	0.54%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	10.955720	10.680794	-2.51%	2,638
2014	10.793672	10.955720	1.50%	2,174
2013	11.991401	10.793672	-9.99%	2,606
2012	10.312422	11.991401	16.28%	12,757
2011*	10.000000	10.312422	3.12%	1,314
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.607590	9.011340	-15.05%	15,472
2014*	10.000000	10.607590	6.08%	9,214
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	12.087033	11.754760	-2.75%	7,887
2014	10.761764	12.087033	12.31%	9,685
2013	10.629081	10.761764	1.25%	11,749
2012	8.291877	10.629081	28.19%	33,389
2011*	10.000000	8.291877	-17.08%	6,253

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.449705	10.557589	-7.79%	10,672
2014	11.379257	11.449705	0.62%	20,424
2013	9.965137	11.379257	14.19%	20,465
2012	8.884894	9.965137	12.16%	4,456
2011*	10.000000	8.884894	-11.15%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	6.825962	4.481465	-34.35%	68,253
2014	8.553484	6.825962	-20.20%	32,946
2013	7.844228	8.553484	9.04%	49,481
2012	7.691403	7.844228	1.99%	37,377
2011*	10.000000	7.691403	-23.09%	7,623

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2015	12.286152	12.270888	-0.12%	7,837
2014	11.633513	12.286152	5.61%	3,283
2013	10.147385	11.633513	14.65%	3,316
2012	9.077615	10.147385	11.78%	3,069
2011*	10.000000	9.077615	-9.22%	2,706
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.440030	7.001929	-38.79%	0
2014	10.367578	11.440030	10.34%	588
2013*	10.000000	10.367578	3.68%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.254555	9.977837	-2.70%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.346678	9.950027	-3.83%	17,889
2014	10.158391	10.346678	1.85%	35,152
2013	11.257189	10.158391	-9.76%	35,414
2012	10.632139	11.257189	5.88%	33,389
2011*	10.000000	10.632139	6.32%	8,570
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015*	10.000000	9.243592	-7.56%	46,854
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I - Q/NQ
2015*	10.000000	9.957653	-0.42%	12,256
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2015*	10.000000	9.371176	-6.29%	80,799
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.839354	9.527679	-3.17%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.531598	11.367948	-1.42%	3,313
2014	11.479196	11.531598	0.46%	2,732
2013*	10.000000	11.479196	14.79%	3,216
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.396569	12.100648	-2.39%	108,886
2014	12.334254	12.396569	0.51%	114,363
2013	10.933238	12.334254	12.81%	115,829
2012	10.083800	10.933238	8.42%	123,647
2011	10.613003	10.083800	-4.99%	138,333
2010*	10.000000	10.613003	6.13%	154,312
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2015	9.935995	9.406423	-5.33%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2015	7.123762	5.261141	-26.15%	276
2014	8.705986	7.123762	-18.17%	577
2013	9.840337	8.705986	-11.53%	577
2012	10.193979	9.840337	-3.47%	781
2011	11.835823	10.193979	-13.87%	343
2010*	10.000000	11.835823	18.36%	372
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.882169	10.459835	-3.88%	10,699
2014*	10.000000	10.882169	8.82%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.574873	-4.25%	253
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2015	11.904951	11.731216	-1.46%	966
2014	11.440371	11.904951	4.06%	2,794
2013	10.059706	11.440371	13.72%	4,205
2012	9.090601	10.059706	10.66%	2,148
2011*	10.000000	9.090601	-9.09%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.678986	-3.21%	132,187
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.272167	-7.28%	50,630
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.262940	2.63%	55,386
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.107590	-8.92%	96
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.882347	9.555352	-3.31%	9,582
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.225810	13.155124	-7.53%	41,713
2014	14.028272	14.225810	1.41%	44,874
2013	11.494965	14.028272	22.04%	43,727
2012	10.108608	11.494965	13.71%	15,965
2011	10.412393	10.108608	-2.92%	13,153
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.877804	9.968886	-8.36%	15,940
2014	10.545494	10.877804	3.15%	14,076
2013*	10.000000	10.545494	5.45%	13,848

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.902445	11.307418	-5.00%	5,486
2014	11.419563	11.902445	4.23%	3,523
2013*	10.000000	11.419563	14.20%	4,228
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.401362	-5.99%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.520244	9.769534	-7.14%	0
2014	10.264639	10.520244	2.49%	0
2013*	10.000000	10.264639	2.65%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.970817	9.775679	-1.96%	253
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.917554	9.558673	-3.62%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2015	12.517123	11.589360	-7.41%	9,751
2014	12.268928	12.517123	2.02%	11,475
2013	10.080744	12.268928	21.71%	12,811
2012	8.991737	10.080744	12.11%	15,075
2011	9.837332	8.991737	-8.60%	22,535
2010	8.665389	9.837332	13.52%	26,535
2009	6.304173	8.665389	37.45%	14,708
2008	11.234864	6.304173	-43.89%	14,033
2007	10.015807	11.234864	12.17%	3,455
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2015	11.466768	10.852382	-5.36%	4,645
2014	11.312851	11.466768	1.36%	4,671
2013	9.662028	11.312851	17.09%	5,523
2012	8.717186	9.662028	10.84%	7,334
2011	9.229306	8.717186	-5.55%	10,570
2010	8.228813	9.229306	12.16%	11,290
2009	6.145775	8.228813	33.89%	2,242
2008	10.772142	6.145775	-42.95%	2,838
2007*	10.000000	10.772142	7.72%	2,700
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2015	11.206086	10.590161	-5.50%	4,997
2014	11.164248	11.206086	0.37%	4,997
2013	10.277936	11.164248	8.62%	18,592
2012	9.409184	10.277936	9.23%	21,704
2011	9.569007	9.409184	-1.67%	8,171
2010	8.744167	9.569007	9.43%	8,598
2009	7.234598	8.744167	20.87%	5,448
2008	10.493010	7.234598	-31.05%	766
2007	10.019089	10.493010	4.73%	70,796

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.717658	7.491822	-2.93%	8,885
2014	6.983358	7.717658	10.51%	8,324
2013	6.903761	6.983358	1.15%	8,554
2012	7.885576	6.903761	-12.45%	13,324
2011	8.752421	7.885576	-9.90%	13,599
2010	9.202060	8.752421	-4.89%	36,527
2009	9.723028	9.202060	-5.36%	26,876
2008*	10.000000	9.723028	-2.77%	11,764
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	14.344059	14.321461	-0.16%	24,963
2014	14.152204	14.344059	1.36%	25,605
2013	12.219804	14.152204	15.81%	32,104
2012	11.867840	12.219804	2.97%	32,668
2011	12.881344	11.867840	-7.87%	47,460
2010	11.747421	12.881344	9.65%	59,241
2009	9.359609	11.747421	25.51%	115,095
2008	16.017663	9.359609	-41.57%	78,130
2007	13.235719	16.017663	21.02%	119,843
2006	12.051014	13.235719	9.83%	96,082
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.215367	9.254344	0.42%	6,329
2014	8.930108	9.215367	3.19%	7,315
2013	8.909603	8.930108	0.23%	9,072
2012	8.839735	8.909603	0.79%	16,924
2011	8.671754	8.839735	1.94%	14,960
2010	8.282826	8.671754	4.70%	15,306
2009	8.685669	8.282826	-4.64%	10,388
2008	10.838030	8.685669	-19.86%	25,560
2007	10.586745	10.838030	2.37%	45,885
2006	10.067934	10.586745	5.15%	34,325
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2015	10.252188	10.182306	-0.68%	12,387
2014	10.155942	10.252188	0.95%	9,365
2013*	10.000000	10.155942	1.56%	8,099
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.450158	10.272725	-1.70%	0
2014	10.060425	10.450158	3.87%	0
2013*	10.000000	10.060425	0.60%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.428559	9.830075	-5.74%	5,611
2014	10.005314	10.428559	4.23%	4,347
2013*	10.000000	10.005314	0.05%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	12.927572	11.682672	-9.63%	124,842
2014	13.839838	12.927572	-6.59%	137,723
2013	11.217187	13.839838	23.38%	140,602
2012	9.546233	11.217187	17.50%	162,056
2011	10.433340	9.546233	-8.50%	212,865
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.248700	7.290203	-21.18%	1,064
2014	9.836154	9.248700	-5.97%	0
2013*	10.000000	9.836154	-1.64%	20,655
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.721937	9.003140	-7.39%	0
2014	10.011100	9.721937	-2.89%	0
2013*	10.000000	10.011100	0.11%	41,844
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.214720	10.782294	-3.86%	34,764
2014	10.910527	11.214720	2.79%	35,820
2013	10.194575	10.910527	7.02%	26,714
2012	9.463003	10.194575	7.73%	3,716
2011*	10.000000	9.463003	-5.37%	2,540
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.381820	13.324325	-0.43%	96,193
2014	12.926727	13.381820	3.52%	137,460
2013	10.634097	12.926727	21.56%	134,105
2012	9.320569	10.634097	14.09%	6,065
2011*	10.000000	9.320569	-6.79%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.837957	9.447303	-3.97%	21,136
2014*	10.000000	9.837957	-1.62%	26,898
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.227508	9.757136	-4.60%	680
2014*	10.000000	10.227508	2.28%	1,003
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.999427	11.457676	-4.51%	1,688
2014	11.800598	11.999427	1.68%	1,983
2013*	10.000000	11.800598	18.01%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.584953	11.221549	-3.14%	3,650
2014	11.535009	11.584953	0.43%	3,650
2013*	10.000000	11.535009	15.35%	3,650
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.076643	9.949645	-1.26%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	14.929348	14.462162	-3.13%	2,213
2014	14.489748	14.929348	3.03%	2,213
2013	11.349977	14.489748	27.66%	2,213
2012	9.910612	11.349977	14.52%	1,192
2011	10.735840	9.910612	-7.69%	4,729
2010*	10.000000	10.735840	7.36%	4,847
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.959638	12.642840	-2.44%	28,484
2014	12.602071	12.959638	2.84%	31,039
2013	11.147118	12.602071	13.05%	37,520
2012	10.179790	11.147118	9.50%	942
2011	10.464787	10.179790	-2.72%	977
2010*	10.000000	10.464787	4.65%	1,014
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.933123	13.555514	-2.71%	3,865
2014	13.496938	13.933123	3.23%	6,856
2013	11.289919	13.496938	19.55%	7,062
2012	10.075944	11.289919	12.05%	1,703
2011	10.583621	10.075944	-4.80%	2,260
2010*	10.000000	10.583621	5.84%	2,776
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.485916	11.242003	-2.12%	12,312
2014	11.272879	11.485916	1.89%	8,297
2013	10.895478	11.272879	3.46%	8,297
2012	10.279704	10.895478	5.99%	12,114
2011	10.280290	10.279704	-0.01%	12,114
2010*	10.000000	10.280290	2.80%	13,341
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.365133	9.781177	-5.63%	0
2014	10.279964	10.365133	0.83%	0
2013*	10.000000	10.279964	2.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.310495	9.670374	-6.21%	0
2014	10.351978	10.310495	-0.40%	0
2013*	10.000000	10.351978	3.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.439801	13.110391	-2.45%	34,798
2014	13.034921	13.439801	3.11%	35,360
2013	11.221944	13.034921	16.16%	50,861
2012	10.128726	11.221944	10.79%	31,740
2011	10.517582	10.128726	-3.70%	47,624
2010*	10.000000	10.517582	5.18%	47,195

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.286885	13.874473	-2.89%	30,466
2014	13.857592	14.286885	3.10%	25,797
2013	11.308875	13.857592	22.54%	26,090
2012	10.009802	11.308875	12.98%	25,376
2011	10.649124	10.009802	-6.00%	25,080
2010*	10.000000	10.649124	6.49%	21,950
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.492443	12.186342	-2.45%	17,444
2014	12.172893	12.492443	2.63%	17,900
2013	11.098418	12.172893	9.68%	17,404
2012	10.228996	11.098418	8.50%	17,856
2011	10.402052	10.228996	-1.66%	18,313
2010*	10.000000	10.402052	4.02%	16,221
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.817307	10.610690	-1.91%	6,018
2014	10.460277	10.817307	3.41%	7,418
2013	10.830700	10.460277	-3.42%	6,461
2012	10.254921	10.830700	5.61%	13,764
2011*	10.000000	10.254921	2.55%	3,481
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	9.650678	7.993420	-17.17%	2,136
2014*	10.000000	9.650678	-3.49%	3,367
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.737765	9.263588	-4.87%	0
2014*	10.000000	9.737765	-2.62%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.233613	9.753447	-4.69%	0
2014*	10.000000	10.233613	2.34%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.158826	10.005704	-1.51%	43,951
2014*	10.000000	10.158826	1.59%	35,730
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.730121	9.501846	-2.35%	1,603
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.346247	10.099566	-2.38%	8,334
2014*	10.000000	10.346247	3.46%	36,436
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.249471	10.088424	-1.57%	12,897
2014*	10.000000	10.249471	2.49%	1,947

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.326263	10.127538	-1.92%	715
2014*	10.000000	10.326263	3.26%	468
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.153691	10.038054	-1.14%	16,662
2014*	10.000000	10.153691	1.54%	15,479
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.363973	9.887657	-4.60%	0
2014	10.259181	10.363973	1.02%	0
2013*	10.000000	10.259181	2.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.355966	9.807132	-5.30%	3,184
2014	10.324016	10.355966	0.31%	0
2013*	10.000000	10.324016	3.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.313695	10.135262	-1.73%	130,254
2014*	10.000000	10.313695	3.14%	139,005
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.317046	10.098368	-2.12%	60,393
2014*	10.000000	10.317046	3.17%	68,430
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.244658	10.098140	-1.43%	122,814
2014*	10.000000	10.244658	2.45%	127,587
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.125634	9.730862	-3.90%	1,896
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.312165	9.181794	-1.40%	817,129
2014	9.444386	9.312165	-1.40%	1,211,061
2013	9.578483	9.444386	-1.40%	918,746
2012	9.714855	9.578483	-1.40%	935,414
2011	9.852400	9.714855	-1.40%	1,157,693
2010	9.992278	9.852400	-1.40%	1,047,951
2009*	10.000000	9.992278	-0.08%	1,410,965
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.805426	9.388702	-4.25%	9,468
2014	9.572867	9.805426	2.43%	11,061
2013*	10.000000	9.572867	-4.27%	1,203

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	13.136062	12.867376	-2.05%	4,726
2014	13.505181	13.136062	-2.73%	5,488
2013	11.312531	13.505181	19.38%	15,787
2012	9.932038	11.312531	13.90%	6,588
2011	11.145363	9.932038	-10.89%	5,607
2010*	10.000000	11.145363	11.45%	4,972
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	9.003811	8.403169	-6.67%	818
2014*	10.000000	9.003811	-9.96%	16,263
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	16.933739	17.219216	1.69%	4,454
2014	15.591866	16.933739	8.61%	8,593
2013	11.764544	15.591866	32.53%	10,720
2012	10.273770	11.764544	14.51%	1,109
2011	10.767400	10.273770	-4.58%	0
2010*	10.000000	10.767400	7.67%	504
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	15.947393	15.183772	-4.79%	9,072
2014	14.671027	15.947393	8.70%	8,210
2013	11.019440	14.671027	33.14%	6,292
2012	9.504308	11.019440	15.94%	3,344
2011	10.264344	9.504308	-7.40%	3,935
2010*	10.000000	10.264344	2.64%	2,833
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	23.117297	22.751461	-1.58%	2,129
2014	22.536214	23.117297	2.58%	2,266
2013	16.449710	22.536214	37.00%	2,399
2012	14.519794	16.449710	13.29%	2,427
2011	15.375881	14.519794	-5.57%	4,217
2010	12.296304	15.375881	25.04%	7,186
2009*	10.000000	12.296304	22.96%	7,213
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.707833	16.416965	-1.74%	2,025
2014	16.337365	16.707833	2.27%	1,441
2013	11.954221	16.337365	36.67%	1,945
2012	10.575613	11.954221	13.04%	0
2011	11.225099	10.575613	-5.79%	519
2010*	10.000000	11.225099	12.25%	967
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.382188	17.601816	-4.25%	2,345
2014	15.931619	18.382188	15.38%	4,770
2013	11.908926	15.931619	33.78%	7,806
2012	10.381475	11.908926	14.71%	422
2011	10.778798	10.381475	-3.69%	437
2010*	10.000000	10.778798	7.79%	649

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	11.033813	10.961604	-0.65%	7,693
2014*	10.000000	11.033813	10.34%	7,877
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	10.739337	9.951248	-7.34%	20,369
2014*	10.000000	10.739337	7.39%	21,078
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	10.419361	10.105493	-3.01%	20,496
2014*	10.000000	10.419361	4.19%	23,439
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	10.884325	10.832321	-0.48%	4,734
2014*	10.000000	10.884325	8.84%	4,842
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.811143	10.986581	-6.98%	5,217
2014	9.314315	11.811143	26.81%	2,088
2013*	10.000000	9.314315	-6.86%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.112165	10.086558	-0.25%	20,109
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.932130	9.759672	-1.74%	617
2014	10.023642	9.932130	-0.91%	5,320
2013	10.155257	10.023642	-1.30%	25,704
2012	9.949242	10.155257	2.07%	25,896
2011*	10.000000	9.949242	-0.51%	21,280
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.211401	9.576898	-6.21%	0
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.040562	9.399035	-6.39%	688
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2015	9.960791	9.099286	-8.65%	0
2014	10.132202	9.960791	-1.69%	621
2013*	10.000000	10.132202	1.32%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2015	9.656831	9.216023	-4.56%	151
2014	9.658517	9.656831	-0.02%	0
2013*	10.000000	9.658517	-3.41%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares - Q/NQ
2015	10.456502	9.626585	-7.94%	0
2014	9.861436	10.456502	6.03%	0
2013	9.624419	9.861436	2.46%	175
2012*	10.000000	9.624419	-3.76%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2015	10.271669	9.873828	-3.87%	0
2014	10.530841	10.271669	-2.46%	0
2013	10.210433	10.530841	3.14%	172
2012*	10.000000	10.210433	2.10%	722
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.493538	11.748796	2.22%	8,451
2014	11.421904	11.493538	0.63%	8,148
2013*	10.000000	11.421904	14.22%	3,684
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.545900	9.442853	-10.46%	5,215
2014	10.647213	10.545900	-0.95%	5,675
2013	10.786602	10.647213	-1.29%	9,373
2012	9.529124	10.786602	13.20%	9,724
2011*	10.000000	9.529124	-4.71%	7,979
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.807964	5.722899	-26.70%	0
2014	9.730801	7.807964	-19.76%	0
2013	11.571810	9.730801	-15.91%	15,324
2012	11.164446	11.571810	3.65%	13,595
2011	12.246493	11.164446	-8.84%	1,855
2010*	10.000000	12.246493	22.46%	2,434
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.805010	11.364438	-3.73%	2,234
2014	11.806790	11.805010	-0.02%	2,790
2013	12.881498	11.806790	-8.34%	6,116
2012	11.093841	12.881498	16.11%	24,086
2011	10.593040	11.093841	4.73%	10,281
2010*	10.000000	10.593040	5.93%	16,987
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.998967	10.066810	-8.47%	689
2014	11.121666	10.998967	-1.10%	964
2013	12.072371	11.121666	-7.88%	4,778
2012	11.635430	12.072371	3.76%	6,333
2011	10.884148	11.635430	6.90%	13,844
2010*	10.000000	10.884148	8.84%	381

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.029745	10.425770	-5.48%	12,073
2014	10.949994	11.029745	0.73%	11,311
2013	12.145923	10.949994	-9.85%	16,199
2012	11.527725	12.145923	5.36%	35,315
2011	10.879786	11.527725	5.96%	41,458
2010*	10.000000	10.879786	8.80%	49,378
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2015	12.860454	12.456086	-3.14%	43,837
2014	12.634602	12.860454	1.79%	20,288
2013	12.131058	12.634602	4.15%	58,820
2012	10.774364	12.131058	12.59%	104,503
2011	10.584645	10.774364	1.79%	86,862
2010*	10.000000	10.584645	5.85%	23,079
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.002589	9.883142	-1.19%	20,964
2014	10.069265	10.002589	-0.66%	21,688
2013	10.236016	10.069265	-1.63%	31,412
2012	9.817229	10.236016	4.27%	35,635
2011*	10.000000	9.817229	-1.83%	7,029
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.706236	10.591772	-1.07%	27,001
2014	10.423839	10.706236	2.71%	39,076
2013	10.793451	10.423839	-3.42%	31,506
2012	9.997303	10.793451	7.96%	54,673
2011*	10.000000	9.997303	-0.03%	31,468
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.080290	9.761462	-3.16%	90
2014	9.931117	10.080290	1.50%	8,122
2013*	10.000000	9.931117	-0.69%	1,162
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2015	7.697527	6.408476	-16.75%	4,395
2014	8.952714	7.697527	-14.02%	4,395
2013	9.283220	8.952714	-3.56%	13,054
2012	8.432217	9.283220	10.09%	2,833
2011	11.195667	8.432217	-24.68%	26,305
2010*	10.000000	11.195667	11.96%	23,168
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2015	12.916178	12.195932	-5.58%	2,428
2014	13.138480	12.916178	-1.69%	3,584
2013	11.918044	13.138480	10.24%	3,776
2012	10.447862	11.918044	14.07%	6,808
2011	10.815454	10.447862	-3.40%	9,374
2010*	10.000000	10.815454	8.15%	15,577

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2015	13.577754	13.408305	-1.25%	7,708
2014	13.455794	13.577754	0.91%	14,358
2013	12.404138	13.455794	8.48%	29,412
2012	11.023582	12.404138	12.52%	31,718
2011	10.881080	11.023582	1.31%	7,898
2010*	10.000000	10.881080	8.81%	2,281
ProFunds - ProFund VP Asia 30 - Q/NQ
2015	10.020230	8.953219	-10.65%	753
2014	10.324466	10.020230	-2.95%	327
2013	9.107472	10.324466	13.36%	295
2012	7.999060	9.107472	13.86%	454
2011	11.112485	7.999060	-28.02%	247
2010*	10.000000	11.112485	11.12%	1,552
ProFunds - ProFund VP Banks - Q/NQ
2015	14.044642	13.788050	-1.83%	0
2014	12.904956	14.044642	8.83%	1,205
2013	9.807095	12.904956	31.59%	4,116
2012	7.455974	9.807095	31.53%	1,130
2011*	10.000000	7.455974	-25.44%	1,263
ProFunds - ProFund VP Basic Materials - Q/NQ
2015	9.660878	8.199390	-15.13%	0
2014	9.635579	9.660878	0.26%	0
2013	8.251443	9.635579	16.77%	293
2012	7.714247	8.251443	6.96%	950
2011*	10.000000	7.714247	-22.86%	0
ProFunds - ProFund VP Bear - Q/NQ
2015	4.057438	3.803670	-6.25%	2,855
2014	4.798813	4.057438	-15.45%	0
2013	6.626344	4.798813	-27.58%	164
2012	8.057978	6.626344	-17.77%	445
2011	8.969034	8.057978	-10.16%	230
2010*	10.000000	8.969034	-10.31%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2015	27.543947	28.054699	1.85%	4,154
2014	21.533664	27.543947	27.91%	6,007
2013	12.967264	21.533664	66.06%	10,191
2012	9.346898	12.967264	38.73%	2,540
2011*	10.000000	9.346898	-6.53%	626
ProFunds - ProFund VP Bull - Q/NQ
2015	16.136321	15.837533	-1.85%	839
2014	14.681683	16.136321	9.91%	2,939
2013	11.475435	14.681683	27.94%	8,295
2012	10.219372	11.475435	12.29%	4,789
2011	10.364092	10.219372	-1.40%	9,176
2010*	10.000000	10.364092	3.64%	213

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2015	14.865246	15.267339	2.70%	3,459
2014	13.677465	14.865246	8.68%	3,201
2013	10.799076	13.677465	26.65%	2,718
2012	9.879843	10.799076	9.30%	0
2011*	10.000000	9.879843	-1.20%	783
ProFunds - ProFund VP Consumer Services - Q/NQ
2015	17.729593	18.301172	3.22%	3,319
2014	15.988942	17.729593	10.89%	2,818
2013	11.593617	15.988942	37.91%	2,646
2012	9.630261	11.593617	20.39%	0
2011*	10.000000	9.630261	-3.70%	827
ProFunds - ProFund VP Emerging Markets - Q/NQ
2015	8.044668	6.554744	-18.52%	742
2014	8.447852	8.044668	-4.77%	988
2013	9.155864	8.447852	-7.73%	998
2012	8.713670	9.155864	5.07%	7,604
2011	11.005799	8.713670	-20.83%	7,588
2010*	10.000000	11.005799	10.06%	11,221
ProFunds - ProFund VP Europe 30 - Q/NQ
2015	11.815995	10.383220	-12.13%	6,061
2014	13.118135	11.815995	-9.93%	5,786
2013	10.937858	13.118135	19.93%	134
2012	9.514480	10.937858	14.96%	1,069
2011	10.590352	9.514480	-10.16%	0
2010*	10.000000	10.590352	5.90%	0
ProFunds - ProFund VP Financials - Q/NQ
2015	14.745299	14.321573	-2.87%	757
2014	13.243936	14.745299	11.34%	637
2013	10.169718	13.243936	30.23%	583
2012	8.269316	10.169718	22.98%	435
2011*	10.000000	8.269316	-17.31%	0
ProFunds - ProFund VP Health Care - Q/NQ
2015	18.668906	19.332210	3.55%	2,910
2014	15.306467	18.668906	21.97%	4,436
2013	11.107599	15.306467	37.80%	8,747
2012	9.595498	11.107599	15.76%	3,076
2011*	10.000000	9.595498	-4.05%	435
ProFunds - ProFund VP Industrials - Q/NQ
2015	14.131775	13.457322	-4.77%	9,517
2014	13.575282	14.131775	4.10%	7,319
2013	9.963192	13.575282	36.25%	4,319
2012	8.726210	9.963192	14.18%	11,744
2011*	10.000000	8.726210	-12.74%	10,826

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2015	11.187629	10.642412	-4.87%	4,445
2014	12.347657	11.187629	-9.39%	4,163
2013	10.480060	12.347657	17.82%	1,504
2012	9.168340	10.480060	14.31%	7,010
2011	10.854833	9.168340	-15.54%	6,128
2010*	10.000000	10.854833	8.55%	10,624
ProFunds - ProFund VP Internet - Q/NQ
2015	14.886367	17.665393	18.67%	4,465
2014	14.930271	14.886367	-0.29%	4,204
2013	9.980970	14.930271	49.59%	6,657
2012	8.452425	9.980970	18.08%	2,468
2011*	10.000000	8.452425	-15.48%	2,542
ProFunds - ProFund VP Japan - Q/NQ
2015	12.919436	13.478512	4.33%	1,280
2014	12.693369	12.919436	1.78%	2,293
2013	8.684467	12.693369	46.16%	102
2012	7.163929	8.684467	21.22%	2,745
2011	8.919050	7.163929	-19.68%	137
2010*	10.000000	8.919050	-10.81%	103
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2015	18.856624	19.978633	5.95%	36,938
2014	16.344779	18.856624	15.37%	5,109
2013	12.345458	16.344779	32.40%	4,448
2012	10.772546	12.345458	14.60%	2,076
2011	10.768484	10.772546	0.04%	11,854
2010*	10.000000	10.768484	7.68%	1,053
ProFunds - ProFund VP Oil & Gas - Q/NQ
2015	12.166283	9.192119	-24.45%	8,461
2014	13.843512	12.166283	-12.12%	4,554
2013	11.316106	13.843512	22.33%	3,026
2012	11.153992	11.316106	1.45%	1,660
2011	11.063537	11.153992	0.82%	5,857
2010*	10.000000	11.063537	10.64%	146
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2015	17.498843	18.020501	2.98%	1,720
2014	14.868710	17.498843	17.69%	105
2013	11.456446	14.868710	29.78%	0
2012	10.387995	11.456446	10.29%	0
2011*	10.000000	10.387995	3.88%	3,643
ProFunds - ProFund VP Precious Metals - Q/NQ
2015	3.203284	2.120787	-33.79%	43,010
2014	4.267239	3.203284	-24.93%	15,732
2013	6.974336	4.267239	-38.82%	7,794
2012	8.277763	6.974336	-15.75%	7,666
2011*	10.000000	8.277763	-17.22%	3,360

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2015	13.027615	12.886853	-1.08%	2,172
2014	10.568595	13.027615	23.27%	3,042
2013	10.708764	10.568595	-1.31%	2,420
2012	9.269338	10.708764	15.53%	2,129
2011*	10.000000	9.269338	-7.31%	336
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2015	3.929525	3.813006	-2.97%	1,836
2014	5.714505	3.929525	-31.24%	3,121
2013	4.975788	5.714505	14.85%	20,208
2012	5.422684	4.975788	-8.24%	15,488
2011	8.799489	5.422684	-38.38%	0
2010*	10.000000	8.799489	-12.01%	4,219
ProFunds - ProFund VP Semiconductor - Q/NQ
2015	14.524509	13.909342	-4.24%	0
2014	10.949795	14.524509	32.65%	3,386
2013	8.320020	10.949795	31.61%	385
2012	8.805543	8.320020	-5.51%	0
2011*	10.000000	8.805543	-11.94%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2015	7.335977	8.066454	9.96%	1,889
2014	7.664650	7.335977	-4.29%	0
2013	7.791432	7.664650	-1.63%	61
2012	9.087790	7.791432	-14.26%	0
2011	8.328622	9.087790	9.12%	0
2010*	10.000000	8.328622	-16.71%	161
ProFunds - ProFund VP Short International - Q/NQ
2015	5.323022	5.050003	-5.13%	2,916
2014	5.251572	5.323022	1.36%	0
2013	6.742644	5.251572	-22.11%	0
2012	8.564975	6.742644	-21.28%	0
2011	8.532498	8.564975	0.38%	24,031
2010*	10.000000	8.532498	-14.68%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2015	3.389793	2.906348	-14.26%	11,014
2014	4.264482	3.389793	-20.51%	0
2013	6.126487	4.264482	-30.39%	0
2012	7.651962	6.126487	-19.94%	303
2011	8.668491	7.651962	-11.73%	226
2010*	10.000000	8.668491	-13.32%	5,465
ProFunds - ProFund VP Technology - Q/NQ
2015	14.493853	14.634257	0.97%	958
2014	12.445155	14.493853	16.46%	1,548
2013	10.081945	12.445155	23.44%	914
2012	9.269906	10.081945	8.76%	0
2011*	10.000000	9.269906	-7.30%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2015	11.973615	11.985617	0.10%	1,701
2014	12.075301	11.973615	-0.84%	1,949
2013	10.927840	12.075301	10.50%	1,926
2012	9.512125	10.927840	14.88%	1,926
2011*	10.000000	9.512125	-4.88%	849
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2015	15.908013	14.800520	-6.96%	2,397
2014	11.828965	15.908013	34.48%	1,064
2013	14.831417	11.828965	-20.24%	1,064
2012	14.897590	14.831417	-0.44%	3,299
2011	10.527770	14.897590	41.51%	21,861
2010*	10.000000	10.527770	5.28%	9,641
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2015	34.557915	38.709350	12.01%	355
2014	25.801453	34.557915	33.94%	1,100
2013	14.615174	25.801453	76.54%	718
2012	11.082425	14.615174	31.88%	0
2011	11.375327	11.082425	-2.57%	83
2010*	10.000000	11.375327	13.75%	1,572
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2015	1.159841	0.843315	-27.29%	12,780
2014	1.830939	1.159841	-36.65%	0
2013	3.615231	1.830939	-49.35%	257
2012	5.660557	3.615231	-36.13%	5,062
2011	7.376697	5.660557	-23.26%	4,130
2010*	10.000000	7.376697	-26.23%	0
ProFunds - ProFund VP Utilities - Q/NQ
2015	14.800445	13.658872	-7.71%	1,076
2014	11.924077	14.800445	24.12%	1,652
2013	10.672510	11.924077	11.73%	1,113
2012	10.809091	10.672510	-1.26%	997
2011*	10.000000	10.809091	8.09%	4,346
Rydex Variable Trust - Banking Fund - Q/NQ
2015	8.404149	7.883698	-6.19%	31,913
2014	8.241716	8.404149	1.97%	37,818
2013	6.470402	8.241716	27.38%	27,728
2012	5.283062	6.470402	22.47%	10,975
2011	6.889576	5.283062	-23.32%	8,824
2010	6.181401	6.889576	11.46%	12,404
2009	6.492213	6.181401	-4.79%	5,884
2008	11.191648	6.492213	-41.99%	66,960
2007	15.567241	11.191648	-28.11%	9,990
2006	14.191698	15.567241	9.69%	83,500

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2015	21.638825	17.645113	-18.46%	11,962
2014	22.351981	21.638825	-3.19%	16,449
2013	22.389647	22.351981	-0.17%	27,456
2012	20.508985	22.389647	9.17%	31,585
2011	24.897888	20.508985	-17.63%	33,827
2010	19.934001	24.897888	24.90%	63,044
2009	13.004823	19.934001	53.28%	44,055
2008	24.156645	13.004823	-46.16%	33,119
2007	18.289312	24.156645	32.08%	84,869
2006	15.166782	18.289312	20.59%	42,832
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2015	29.679804	31.743856	6.95%	17,808
2014	22.684418	29.679804	30.84%	34,925
2013	14.919523	22.684418	52.05%	44,855
2012	11.127776	14.919523	34.07%	56,805
2011	10.204700	11.127776	9.05%	68,444
2010	9.349025	10.204700	9.15%	53,834
2009	8.012331	9.349025	16.68%	43,939
2008	9.210906	8.012331	-13.01%	136,186
2007	8.948280	9.210906	2.93%	52,997
2006	9.386990	8.948280	-4.67%	33,222
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2015	3.024094	1.973865	-34.73%	10,205
2014	4.647825	3.024094	-34.94%	14,565
2013	4.870229	4.647825	-4.57%	21,792
2012	5.010078	4.870229	-2.79%	40,013
2011	5.442702	5.010078	-7.95%	41,791
2010	5.109652	5.442702	6.52%	43,502
2009	4.645162	5.109652	10.00%	30,417
2008	9.242141	4.645162	-49.74%	15,963
2007	7.154813	9.242141	29.17%	16,117
2006	8.835452	7.154813	-19.02%	34,274
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2015	28.572872	29.925920	4.74%	38,912
2014	25.729728	28.572872	11.05%	27,519
2013	20.346666	25.729728	26.46%	33,346
2012	18.924160	20.346666	7.52%	43,073
2011	16.870380	18.924160	12.17%	69,392
2010	14.588570	16.870380	15.64%	40,953
2009	12.421053	14.588570	17.45%	15,666
2008	16.443749	12.421053	-24.46%	78,927
2007	15.014962	16.443749	9.52%	20,624
2006	12.967839	15.014962	15.79%	81,802

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2015	20.128271	19.009390	-5.56%	12,196
2014	17.477358	20.128271	15.17%	15,311
2013	10.894549	17.477358	60.42%	28,146
2012	9.432385	10.894549	15.50%	12,711
2011	8.769060	9.432385	7.56%	25,492
2010	7.138445	8.769060	22.84%	31,326
2009	5.289557	7.138445	34.95%	98,811
2008	14.013089	5.289557	-62.25%	148,969
2007	13.141941	14.013089	6.63%	17,402
2006	10.209680	13.141941	28.72%	35,425
Rydex Variable Trust - Electronics Fund - Q/NQ
2015	11.102329	11.177173	0.67%	30,764
2014	9.099846	11.102329	22.01%	77,616
2013	6.833616	9.099846	33.16%	54,982
2012	6.858785	6.833616	-0.37%	45,619
2011	8.329326	6.858785	-17.65%	51,368
2010	7.710784	8.329326	8.02%	53,795
2009	4.550682	7.710784	69.44%	68,414
2008	9.251400	4.550682	-50.81%	6,887
2007	9.623805	9.251400	-3.87%	1,809
2006	9.523425	9.623805	1.05%	12,584
Rydex Variable Trust - Energy Fund - Q/NQ
2015	21.502587	14.793144	-31.20%	20,768
2014	26.799368	21.502587	-19.76%	26,531
2013	22.013657	26.799368	21.74%	32,790
2012	21.803130	22.013657	0.97%	47,514
2011	23.485589	21.803130	-7.16%	46,315
2010	20.006900	23.485589	17.39%	68,290
2009	14.650581	20.006900	36.56%	45,440
2008	27.534512	14.650581	-46.79%	45,657
2007	20.964179	27.534512	31.34%	87,160
2006	18.995502	20.964179	10.36%	78,607
Rydex Variable Trust - Energy Services Fund - Q/NQ
2015	21.000655	14.142374	-32.66%	7,006
2014	30.143185	21.000655	-30.33%	11,386
2013	24.676168	30.143185	22.16%	14,732
2012	24.926762	24.676168	-1.01%	18,328
2011	27.870059	24.926762	-10.56%	28,387
2010	22.424449	27.870059	24.28%	43,966
2009	14.002562	22.424449	60.15%	55,811
2008	33.497209	14.002562	-58.20%	28,285
2007	24.781759	33.497209	35.17%	72,867
2006	22.646213	24.781759	9.43%	53,848

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2015	10.431563	9.546328	-8.49%	10,780
2014	12.089927	10.431563	-13.72%	12,138
2013	9.896863	12.089927	22.16%	20,011
2012	8.250651	9.896863	19.95%	37,824
2011	9.860144	8.250651	-16.32%	17,571
2010	11.207782	9.860144	-12.02%	19,237
2009	8.379570	11.207782	33.75%	17,555
2008	18.827904	8.379570	-55.49%	69,806
2007	16.890506	18.827904	11.47%	111,848
2006	13.226515	16.890506	27.70%	139,080
Rydex Variable Trust - Financial Services Fund - Q/NQ
2015	11.668572	11.046565	-5.33%	39,303
2014	10.511909	11.668572	11.00%	53,010
2013	8.358041	10.511909	25.77%	55,263
2012	6.909617	8.358041	20.96%	47,449
2011	8.236850	6.909617	-16.11%	49,518
2010	7.304524	8.236850	12.76%	57,308
2009	6.189966	7.304524	18.01%	108,100
2008	12.083560	6.189966	-48.77%	19,900
2007	15.094257	12.083560	-19.95%	8,840
2006	13.113887	15.094257	15.10%	95,270
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2015	20.479560	19.163770	-6.42%	18,550
2014	15.424255	20.479560	32.78%	24,263
2013	19.136119	15.424255	-19.40%	16,420
2012	18.842287	19.136119	1.56%	17,240
2011	13.506198	18.842287	39.51%	45,405
2010	12.441082	13.506198	8.56%	25,758
2009	18.431333	12.441082	-32.50%	25,232
2008	12.907333	18.431333	42.80%	24,565
2007	11.929963	12.907333	8.19%	48,958
2006	12.492453	11.929963	-4.50%	46,320
Rydex Variable Trust - Health Care Fund - Q/NQ
2015	23.736389	24.464248	3.07%	39,807
2014	19.317564	23.736389	22.87%	65,677
2013	13.815065	19.317564	39.83%	69,640
2012	11.958976	13.815065	15.52%	75,095
2011	11.585331	11.958976	3.23%	76,837
2010	11.004880	11.585331	5.27%	51,199
2009	8.954153	11.004880	22.90%	34,662
2008	12.085782	8.954153	-25.91%	157,827
2007	11.561746	12.085782	4.53%	70,662
2006	11.155177	11.561746	3.64%	73,582
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2015	9.972447	9.763054	-2.10%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2015	26.879089	28.718155	6.84%	24,486
2014	26.737621	26.879089	0.53%	21,045
2013	17.931046	26.737621	49.11%	53,206
2012	15.240750	17.931046	17.65%	35,787
2011	17.549183	15.240750	-13.15%	35,918
2010	14.736918	17.549183	19.08%	67,740
2009	9.011581	14.736918	63.53%	18,247
2008	16.580283	9.011581	-45.65%	6,510
2007	15.234285	16.580283	8.84%	62,992
2006	14.083720	15.234285	8.17%	22,288
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2015	0.849104	0.769953	-9.32%	201,622
2014	1.100755	0.849104	-22.86%	185,793
2013	1.989565	1.100755	-44.67%	194,179
2012	2.602268	1.989565	-23.54%	358,927
2011	3.618951	2.602268	-28.09%	355,993
2010	5.265296	3.618951	-31.27%	388,957
2009	9.648146	5.265296	-45.43%	45,657
2008	6.083729	9.648146	58.59%	4,919
2007	6.780020	6.083729	-10.27%	10,989
2006	8.789354	6.780020	-22.86%	15,467
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2015	3.020003	2.941481	-2.60%	14,662
2014	4.079077	3.020003	-25.96%	14,705
2013	3.589246	4.079077	13.65%	39,801
2012	3.880722	3.589246	-7.51%	36,153
2011	5.657936	3.880722	-31.41%	35,555
2010	6.581269	5.657936	-14.03%	64,825
2009	5.589667	6.581269	17.74%	215,309
2008	8.123121	5.589667	-31.19%	53,290
2007	8.628486	8.123121	-5.86%	79,557
2006	8.094527	8.628486	6.60%	47,470
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2015	2.066076	2.014238	-2.51%	6,840
2014	2.369294	2.066076	-12.80%	1,916
2013	3.317651	2.369294	-28.59%	407
2012	4.121642	3.317651	-19.51%	1,111
2011	4.510877	4.121642	-8.63%	71,365
2010	6.123653	4.510877	-26.34%	77,369
2009	9.595925	6.123653	-36.18%	36,308
2008	7.240043	9.595925	32.54%	34,855
2007	7.492112	7.240043	-3.36%	34,437
2006	7.900487	7.492112	-5.17%	3,758

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2015	1.111238	0.954650	-14.09%	13,476
2014	1.385065	1.111238	-19.77%	4,503
2013	1.979943	1.385065	-30.05%	4,504
2012	2.468368	1.979943	-19.79%	8,561
2011	2.783840	2.468368	-11.33%	6,558
2010	3.586086	2.783840	-22.37%	9,847
2009	6.069703	3.586086	-40.92%	11,686
2008	4.158646	6.069703	45.95%	88,357
2007	4.754415	4.158646	-12.53%	94,644
2006	4.890303	4.754415	-2.78%	106,590
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2015	1.913927	1.889043	-1.30%	31,574
2014	2.129527	1.913927	-10.12%	2,237
2013	3.123259	2.129527	-31.82%	2,237
2012	3.870377	3.123259	-19.30%	8,179
2011	4.248686	3.870377	-8.90%	67,111
2010	5.953863	4.248686	-28.64%	88,394
2009	8.993498	5.953863	-33.80%	13,452
2008	7.314871	8.993498	22.95%	3,191
2007	7.041282	7.314871	3.89%	12,884
2006	8.110624	7.041282	-13.18%	45,082
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2015	2.317758	2.183977	-5.77%	27,667
2014	2.747856	2.317758	-15.65%	26,092
2013	3.792541	2.747856	-27.55%	24,081
2012	4.633283	3.792541	-18.15%	43,416
2011	5.166127	4.633283	-10.31%	113,489
2010	6.309562	5.166127	-18.12%	147,612
2009	8.832559	6.309562	-28.56%	112,412
2008	6.433088	8.832559	37.30%	48,508
2007	6.471312	6.433088	-0.59%	120,353
2006	7.095350	6.471312	-8.80%	90,506
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2015	11.048090	12.200200	10.43%	6,598
2014	13.246219	11.048090	-16.59%	9,557
2013	8.611730	13.246219	53.82%	20,126
2012	7.272250	8.611730	18.42%	26,359
2011	10.380016	7.272250	-29.94%	11,400
2010	9.096676	10.380016	14.11%	27,323
2009	7.459808	9.096676	21.94%	30,013
2008	11.288103	7.459808	-33.91%	68,836
2007	12.897832	11.288103	-12.48%	71,824
2006	12.441442	12.897832	3.67%	119,841

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2015	27.371721	27.070491	-1.10%	33,501
2014	25.826819	27.371721	5.98%	26,269
2013	18.392808	25.826819	40.42%	36,094
2012	15.376231	18.392808	19.62%	53,048
2011	15.220962	15.376231	1.02%	49,813
2010	11.843165	15.220962	28.52%	50,930
2009	8.785057	11.843165	34.81%	37,317
2008	17.502777	8.785057	-49.81%	6,502
2007	18.214935	17.502777	-3.91%	10,996
2006	14.961605	18.214935	21.74%	40,534
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2015	34.499187	32.144478	-6.83%	3,948
2014	31.258431	34.499187	10.37%	5,305
2013	21.101721	31.258431	48.13%	6,360
2012	17.214014	21.101721	22.58%	14,189
2011	18.892361	17.214014	-8.88%	10,693
2010	13.929524	18.892361	35.63%	25,352
2009	9.270241	13.929524	50.26%	18,778
2008	20.817867	9.270241	-55.47%	103,019
2007	20.382148	20.817867	2.14%	89,986
2006	18.712766	20.382148	8.92%	80,491
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2015	30.902808	34.926976	13.02%	9,007
2014	22.948097	30.902808	34.66%	8,891
2013	12.914251	22.948097	77.70%	7,953
2012	9.765543	12.914251	32.24%	18,241
2011	9.971302	9.765543	-2.06%	21,696
2010	7.386917	9.971302	34.99%	22,679
2009	3.439638	7.386917	114.76%	37,710
2008	12.731942	3.439638	-72.98%	228,050
2007	10.072819	12.731942	26.40%	73,267
2006	9.741803	10.072819	3.40%	42,238
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2015	27.159909	28.986595	6.73%	14,033
2014	23.453705	27.159909	15.80%	9,381
2013	17.669438	23.453705	32.74%	15,870
2012	15.347056	17.669438	15.13%	17,287
2011	15.234099	15.347056	0.74%	27,921
2010	13.039873	15.234099	16.83%	47,028
2009	8.700587	13.039873	49.87%	45,071
2008	15.191759	8.700587	-42.73%	119,672
2007	13.077719	15.191759	16.17%	49,469
2006	12.539013	13.077719	4.30%	27,211

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2015	19.026355	18.625221	-2.11%	38,917
2014	16.271987	19.026355	16.93%	43,778
2013	11.076458	16.271987	46.91%	48,308
2012	9.189751	11.076458	20.53%	55,138
2011	9.430054	9.189751	-2.55%	63,054
2010	7.972126	9.430054	18.29%	81,950
2009	5.966736	7.972126	33.61%	43,492
2008	13.293088	5.966736	-55.11%	33,725
2007	13.332785	13.293088	-0.30%	84,906
2006	11.336504	13.332785	17.61%	210,115
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2015	9.956995	6.835730	-31.35%	135,510
2014	12.217968	9.956995	-18.51%	127,383
2013	22.991199	12.217968	-46.86%	78,338
2012	24.314836	22.991199	-5.44%	121,629
2011	32.514101	24.314836	-25.22%	87,970
2010	23.881933	32.514101	36.15%	119,479
2009	16.229722	23.881933	47.15%	60,126
2008	26.793557	16.229722	-39.43%	91,091
2007	22.731478	26.793557	17.87%	93,442
2006	18.985037	22.731478	19.73%	132,289
Rydex Variable Trust - Real Estate Fund - Q/NQ
2015	22.884624	21.994586	-3.89%	30,444
2014	19.180034	22.884624	19.31%	23,569
2013	18.714221	19.180034	2.49%	32,990
2012	16.038386	18.714221	16.68%	47,146
2011	15.905449	16.038386	0.84%	52,678
2010	12.918804	15.905449	23.12%	78,314
2009	10.459625	12.918804	23.51%	98,995
2008	18.178183	10.459625	-42.46%	79,162
2007	22.796282	18.178183	-20.26%	44,911
2006	17.685156	22.796282	28.90%	126,519
Rydex Variable Trust - Retailing Fund - Q/NQ
2015	25.506196	24.815306	-2.71%	13,811
2014	23.807584	25.506196	7.13%	15,141
2013	17.780456	23.807584	33.90%	36,563
2012	15.443388	17.780456	15.13%	31,613
2011	14.874117	15.443388	3.83%	57,504
2010	12.054735	14.874117	23.39%	36,188
2009	8.476953	12.054735	42.21%	12,597
2008	12.822070	8.476953	-33.89%	10,869
2007	14.880265	12.822070	-13.83%	3,219
2006	13.709563	14.880265	8.54%	6,411

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2015	26.061923	23.364643	-10.35%	2,742
2014	25.345229	26.061923	2.83%	4,268
2013	16.211207	25.345229	56.34%	7,831
2012	13.465654	16.211207	20.39%	9,975
2011	15.551515	13.465654	-13.41%	13,834
2010	11.441765	15.551515	35.92%	12,536
2009	8.704596	11.441765	31.45%	7,690
2008	18.153251	8.704596	-52.05%	90,351
2007	19.742932	18.153251	-8.05%	93,266
2006	16.568128	19.742932	19.16%	96,463
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2015	18.748423	18.179207	-3.04%	2,502
2014	15.253861	18.748423	22.91%	5,053
2013	9.169640	15.253861	66.35%	24,641
2012	7.187765	9.169640	27.57%	26,299
2011	7.589291	7.187765	-5.29%	51,308
2010	6.134614	7.589291	23.71%	73,258
2009	4.250529	6.134614	44.33%	122,200
2008	13.465808	4.250529	-68.43%	317,269
2007	13.574847	13.465808	-0.80%	205,483
2006	11.129444	13.574847	21.97%	150,486
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2015	19.915051	19.848393	-0.33%	53,203
2014	17.966379	19.915051	10.85%	63,564
2013	12.893821	17.966379	39.34%	60,840
2012	11.541176	12.893821	11.72%	85,620
2011	11.833490	11.541176	-2.47%	66,568
2010	9.598658	11.833490	23.28%	53,384
2009	6.611724	9.598658	45.18%	57,534
2008	11.143884	6.611724	-40.67%	54,544
2007	10.773727	11.143884	3.44%	43,358
2006	10.366124	10.773727	3.93%	41,867
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2015	20.012207	17.881235	-10.65%	31,173
2014	18.294316	20.012207	9.39%	47,851
2013	12.772618	18.294316	43.23%	33,836
2012	10.598489	12.772618	20.51%	30,961
2011	11.100406	10.598489	-4.52%	34,848
2010	9.356896	11.100406	18.63%	37,503
2009	6.273991	9.356896	49.14%	60,602
2008	12.393233	6.273991	-49.38%	17,511
2007	13.283111	12.393233	-6.70%	32,500
2006	11.449047	13.283111	16.02%	78,756

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2015	23.512429	23.489169	-0.10%	13,179
2014	24.222383	23.512429	-2.93%	15,717
2013	18.326033	24.222383	32.17%	37,110
2012	16.015745	18.326033	14.43%	52,154
2011	16.350242	16.015745	-2.05%	57,793
2010	12.507384	16.350242	30.72%	61,646
2009	8.089008	12.507384	54.62%	44,614
2008	12.848154	8.089008	-37.04%	26,507
2007	12.015918	12.848154	6.93%	28,885
2006	11.816543	12.015918	1.69%	20,764
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2015	19.797459	17.204221	-13.10%	13,056
2014	18.813617	19.797459	5.23%	25,639
2013	14.050099	18.813617	33.90%	15,412
2012	12.180812	14.050099	15.35%	17,447
2011	13.304842	12.180812	-8.45%	20,417
2010	11.232488	13.304842	18.45%	36,134
2009	7.337694	11.232488	53.08%	50,662
2008	13.202314	7.337694	-44.42%	12,785
2007	14.072883	13.202314	-6.19%	9,740
2006	12.190491	14.072883	15.44%	16,289
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2015	20.331435	19.971988	-1.77%	9,313
2014	20.620229	20.331435	-1.40%	7,668
2013	14.799707	20.620229	39.33%	35,411
2012	13.570721	14.799707	9.06%	23,064
2011	13.295627	13.570721	2.07%	58,829
2010	10.753018	13.295627	23.65%	30,845
2009	8.140379	10.753018	32.09%	27,613
2008	12.570131	8.140379	-35.24%	18,911
2007	12.763428	12.570131	-1.51%	19,732
2006	12.015296	12.763428	6.23%	21,507
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2015	18.078269	15.411022	-14.75%	9,972
2014	18.097431	18.078269	-0.11%	13,134
2013	12.850613	18.097431	40.83%	21,506
2012	10.826986	12.850613	18.69%	10,218
2011	12.125527	10.826986	-10.71%	30,383
2010	9.830241	12.125527	23.35%	35,703
2009	6.144055	9.830241	60.00%	34,056
2008	11.028813	6.144055	-44.29%	21,113
2007	14.045977	11.028813	-21.48%	17,878
2006	11.949744	14.045977	17.54%	41,694

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2015	6.548226	7.318615	11.76%	8,198
2014	5.402336	6.548226	21.21%	57,609
2013	5.646681	5.402336	-4.33%	6,602
2012	6.110890	5.646681	-7.60%	9,002
2011	6.473257	6.110890	-5.60%	30,010
2010	6.874961	6.473257	-5.84%	20,524
2009	8.284747	6.874961	-17.02%	20,648
2008	7.959587	8.284747	4.09%	10,393
2007	9.059813	7.959587	-12.14%	4,751
2006	10.280583	9.059813	-11.87%	4,049
Rydex Variable Trust - Technology Fund - Q/NQ
2015	19.199288	19.141239	-0.30%	29,698
2014	17.660721	19.199288	8.71%	43,795
2013	13.229125	17.660721	33.50%	42,021
2012	11.981523	13.229125	10.41%	46,492
2011	13.382487	11.981523	-10.47%	51,036
2010	12.114560	13.382487	10.47%	73,223
2009	7.896061	12.114560	53.43%	46,515
2008	14.670426	7.896061	-46.18%	24,344
2007	13.480578	14.670426	8.83%	79,398
2006	12.910945	13.480578	4.41%	28,959
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2015	8.929850	8.212399	-8.03%	2,558
2014	8.825809	8.929850	1.18%	16,798
2013	7.620311	8.825809	15.82%	6,266
2012	7.370579	7.620311	3.39%	16,541
2011	8.732756	7.370579	-15.60%	15,975
2010	7.734350	8.732756	12.91%	49,996
2009	6.095695	7.734350	26.88%	7,968
2008	11.310098	6.095695	-46.10%	17,205
2007	10.502672	11.310098	7.69%	65,696
2006	8.912337	10.502672	17.84%	42,381
Rydex Variable Trust - Transportation Fund - Q/NQ
2015	29.388874	24.895392	-15.29%	20,825
2014	24.271864	29.388874	21.08%	25,681
2013	16.341168	24.271864	48.53%	39,473
2012	14.095198	16.341168	15.93%	29,046
2011	16.083278	14.095198	-12.36%	35,832
2010	13.140292	16.083278	22.40%	46,899
2009	11.353060	13.140292	15.74%	14,730
2008	15.405853	11.353060	-26.31%	64,588
2007	17.124843	15.405853	-10.04%	4,005
2006	16.173135	17.124843	5.88%	38,137

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2015	16.305102	14.893262	-8.66%	43,141
2014	13.456033	16.305102	21.17%	26,407
2013	12.010449	13.456033	12.04%	32,572
2012	12.046763	12.010449	-0.30%	52,883
2011	10.506140	12.046763	14.66%	99,486
2010	9.969202	10.506140	5.39%	79,310
2009	8.884935	9.969202	12.20%	53,516
2008	12.795433	8.884935	-30.56%	60,442
2007	11.498806	12.795433	11.28%	80,631
2006	9.640519	11.498806	19.28%	168,413
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2015	7.673612	6.292867	-17.99%	2,235
2014	9.966803	7.673612	-23.01%	1,539
2013	10.401137	9.966803	-4.18%	1,587
2012	10.467388	10.401137	-0.63%	2,040
2011	11.021694	10.467388	-5.03%	1,972
2010	11.842305	11.021694	-6.93%	10,444
2009	11.266226	11.842305	5.11%	3,058
2008	13.019503	11.266226	-13.47%	14,763
2007	11.179716	13.019503	16.46%	7,497
2006	9.714109	11.179716	15.09%	63,836
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.048308	9.817945	-2.29%	171
2014	10.052811	10.048308	-0.04%	313
2013*	10.000000	10.052811	0.53%	170
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	10.935366	10.655536	-2.56%	120
2014	10.779081	10.935366	1.45%	124
2013	11.981274	10.779081	-10.03%	275
2012	10.308957	11.981274	16.22%	2,047
2011*	10.000000	10.308957	3.09%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.604001	9.003720	-15.09%	2,130
2014*	10.000000	10.604001	6.04%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	12.064603	11.726999	-2.80%	2,263
2014	10.747243	12.064603	12.26%	12,775
2013	10.620117	10.747243	1.20%	8,151
2012	8.289086	10.620117	28.12%	9,521
2011*	10.000000	8.289086	-17.11%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.428429	10.532630	-7.84%	606
2014	11.363878	11.428429	0.57%	1,608
2013	9.956713	11.363878	14.13%	1,608
2012	8.881897	9.956713	12.10%	0
2011*	10.000000	8.881897	-11.18%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	6.813283	4.470869	-34.38%	3,069
2014	8.541935	6.813283	-20.24%	3,754
2013	7.837610	8.541935	8.99%	13,952
2012	7.688816	7.837610	1.94%	14,632
2011*	10.000000	7.688816	-23.11%	616

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2015	12.240550	12.212938	-0.23%	0
2014	11.602090	12.240550	5.50%	0
2013	10.130252	11.602090	14.53%	0
2012	9.071507	10.130252	11.67%	0
2011*	10.000000	9.071507	-9.28%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.426842	6.986750	-38.86%	0
2014	10.366140	11.426842	10.23%	0
2013*	10.000000	10.366140	3.66%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.253103	9.966300	-2.80%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.308272	9.903032	-3.93%	0
2014	10.130957	10.308272	1.75%	0
2013	11.238186	10.130957	-9.85%	0
2012	10.624985	11.238186	5.77%	0
2011*	10.000000	10.624985	6.25%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015*	10.000000	9.237327	-7.63%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I - Q/NQ
2015*	10.000000	9.950901	-0.49%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2015*	10.000000	9.364817	-6.35%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.837953	9.516660	-3.27%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.512104	11.337218	-1.52%	0
2014	11.471428	11.512104	0.35%	0
2013*	10.000000	11.471428	14.71%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.338049	12.031310	-2.49%	0
2014	12.288496	12.338049	0.40%	0
2013	10.903728	12.288496	12.70%	0
2012	10.066822	10.903728	8.31%	0
2011	10.605871	10.066822	-5.08%	0
2010*	10.000000	10.605871	6.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2015	9.934589	9.395545	-5.43%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2015	7.090119	5.230971	-26.22%	0
2014	8.673684	7.090119	-18.26%	0
2013	9.813787	8.673684	-11.62%	0
2012	10.176820	9.813787	-3.57%	0
2011	11.827870	10.176820	-13.96%	0
2010*	10.000000	11.827870	18.28%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.874804	10.442149	-3.98%	0
2014*	10.000000	10.874804	8.75%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.568358	-4.32%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2015	11.860771	11.675820	-1.56%	0
2014	11.409480	11.860771	3.96%	0
2013	10.042726	11.409480	13.61%	0
2012	9.084484	10.042726	10.55%	0
2011*	10.000000	9.084484	-9.16%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.672396	-3.28%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.265848	-7.34%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.255952	2.56%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.101377	-8.99%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.880943	9.544305	-3.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.158646	13.079734	-7.62%	0
2014	13.976214	14.158646	1.31%	0
2013	11.463927	13.976214	21.91%	0
2012	10.091582	11.463927	13.60%	0
2011	10.405393	10.091582	-3.02%	0
2010*	10.000000	10.405393	4.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.859407	9.941929	-8.45%	0
2014	10.538339	10.859407	3.05%	0
2013*	10.000000	10.538339	5.38%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.882333	11.276857	-5.10%	0
2014	11.411833	11.882333	4.12%	0
2013*	10.000000	11.411833	14.12%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.394976	-6.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.508119	9.748373	-7.23%	0
2014	10.263214	10.508119	2.39%	0
2013*	10.000000	10.263214	2.63%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.969401	9.764384	-2.06%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.916145	9.547616	-3.72%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2015	12.414936	11.483084	-7.51%	0
2014	12.181111	12.414936	1.92%	0
2013	10.018744	12.181111	21.58%	0
2012	8.945538	10.018744	12.00%	0
2011	9.796718	8.945538	-8.69%	0
2010	8.638375	9.796718	13.41%	0
2009	6.290901	8.638375	37.32%	74,160
2008	11.222639	6.290901	-43.94%	68,109
2007	10.015112	11.222639	12.06%	6,283
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2015	11.377868	10.757326	-5.45%	0
2014	11.236547	11.377868	1.26%	0
2013	9.606586	11.236547	16.97%	0
2012	8.675977	9.606586	10.73%	0
2011	9.194990	8.675977	-5.64%	0
2010	8.206526	9.194990	12.04%	0
2009	6.135355	8.206526	33.76%	28,058
2008	10.764833	6.135355	-43.01%	24,181
2007*	10.000000	10.764833	7.65%	4,071
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2015	11.114671	10.493118	-5.59%	0
2014	11.084407	11.114671	0.27%	0
2013	10.214801	11.084407	8.51%	0
2012	9.360901	10.214801	9.12%	0
2011	9.529548	9.360901	-1.77%	0
2010	8.716942	9.529548	9.32%	0
2009	7.219383	8.716942	20.74%	7,206
2008	10.481588	7.219383	-31.12%	5,421
2007	10.018396	10.481588	4.62%	1,697

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.670387	7.438378	-3.02%	0
2014	6.947631	7.670387	10.40%	0
2013	6.875422	6.947631	1.05%	0
2012	7.861217	6.875422	-12.54%	0
2011	8.734217	7.861217	-10.00%	0
2010	9.192234	8.734217	-4.98%	0
2009	9.722516	9.192234	-5.45%	138,627
2008*	10.000000	9.722516	-2.77%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	14.160816	14.124171	-0.26%	0
2014	13.985586	14.160816	1.25%	0
2013	12.088185	13.985586	15.70%	0
2012	11.751970	12.088185	2.86%	0
2011	12.768510	11.751970	-7.96%	0
2010	11.656333	12.768510	9.54%	0
2009	9.296460	11.656333	25.38%	140,013
2008	15.925791	9.296460	-41.63%	171,189
2007	13.173227	15.925791	20.90%	99,894
2006	12.006270	13.173227	9.72%	50,478
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.130773	9.160090	0.32%	0
2014	8.857119	9.130773	3.09%	0
2013	8.845762	8.857119	0.13%	0
2012	8.785320	8.845762	0.69%	0
2011	8.627101	8.785320	1.83%	0
2010	8.248533	8.627101	4.59%	0
2009	8.658499	8.248533	-4.73%	245,023
2008	10.815105	8.658499	-19.94%	375,864
2007	10.575130	10.815105	2.27%	382,085
2006	10.067067	10.575130	5.05%	193,388
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2015	10.234862	10.154784	-0.78%	0
2014	10.149065	10.234862	0.85%	0
2013*	10.000000	10.149065	1.49%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.438111	10.250480	-1.80%	0
2014	10.059029	10.438111	3.77%	0
2013*	10.000000	10.059029	0.59%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.416547	9.808788	-5.83%	0
2014	10.003926	10.416547	4.12%	0
2013*	10.000000	10.003926	0.04%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	12.866548	11.615725	-9.72%	0
2014	13.788510	12.866548	-6.69%	0
2013	11.186928	13.788510	23.26%	0
2012	9.530158	11.186928	17.38%	0
2011	10.426337	9.530158	-8.60%	0
2010*	10.000000	10.426337	4.26%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.233048	7.270472	-21.26%	0
2014	9.829484	9.233048	-6.07%	0
2013*	10.000000	9.829484	-1.71%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.705497	8.978799	-7.49%	0
2014	10.004303	9.705497	-2.99%	0
2013*	10.000000	10.004303	0.04%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.173075	10.731351	-3.95%	0
2014	10.881052	11.173075	2.68%	0
2013	10.177350	10.881052	6.91%	0
2012	9.456627	10.177350	7.62%	0
2011*	10.000000	9.456627	-5.43%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.332162	13.261416	-0.53%	0
2014	12.891828	13.332162	3.42%	0
2013	10.616141	12.891828	21.44%	0
2012	9.314293	10.616141	13.98%	0
2011*	10.000000	9.314293	-6.86%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.831124	9.431166	-4.07%	0
2014*	10.000000	9.831124	-1.69%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.220575	9.740626	-4.70%	0
2014*	10.000000	10.220575	2.21%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.975563	11.423303	-4.61%	0
2014	11.789088	11.975563	1.58%	0
2013*	10.000000	11.789088	17.89%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.561917	11.187873	-3.24%	0
2014	11.523765	11.561917	0.33%	0
2013*	10.000000	11.523765	15.24%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.075214	9.938155	-1.36%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	14.858879	14.379286	-3.23%	0
2014	14.435983	14.858879	2.93%	0
2013	11.319340	14.435983	27.53%	0
2012	9.893917	11.319340	14.41%	0
2011	10.728628	9.893917	-7.78%	0
2010*	10.000000	10.728628	7.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.898460	12.570385	-2.54%	0
2014	12.555320	12.898460	2.73%	0
2013	11.117039	12.555320	12.94%	0
2012	10.162650	11.117039	9.39%	0
2011	10.457749	10.162650	-2.82%	0
2010*	10.000000	10.457749	4.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.867349	13.477848	-2.81%	0
2014	13.446865	13.867349	3.13%	0
2013	11.259453	13.446865	19.43%	0
2012	10.058981	11.259453	11.93%	0
2011	10.576506	10.058981	-4.89%	0
2010*	10.000000	10.576506	5.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.431699	11.177586	-2.22%	0
2014	11.231052	11.431699	1.79%	0
2013	10.866067	11.231052	3.36%	0
2012	10.262391	10.866067	5.88%	0
2011	10.273366	10.262391	-0.11%	0
2010*	10.000000	10.273366	2.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.353176	9.759982	-5.73%	0
2014	10.278535	10.353176	0.73%	0
2013*	10.000000	10.278535	2.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.298605	9.649424	-6.30%	0
2014	10.350540	10.298605	-0.50%	0
2013*	10.000000	10.350540	3.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.376346	13.035257	-2.55%	0
2014	12.986549	13.376346	3.00%	0
2013	11.191644	12.986549	16.04%	0
2012	10.111661	11.191644	10.68%	0
2011	10.510498	10.111661	-3.79%	0
2010*	10.000000	10.510498	5.10%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.219446	13.794973	-2.99%	0
2014	13.806184	14.219446	2.99%	0
2013	11.278360	13.806184	22.41%	0
2012	9.992947	11.278360	12.86%	0
2011	10.641970	9.992947	-6.10%	0
2010*	10.000000	10.641970	6.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.433500	12.116545	-2.55%	0
2014	12.127756	12.433500	2.52%	0
2013	11.068481	12.127756	9.57%	0
2012	10.211776	11.068481	8.39%	0
2011	10.395058	10.211776	-1.76%	0
2010*	10.000000	10.395058	3.95%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.777156	10.560592	-2.01%	0
2014	10.432028	10.777156	3.31%	0
2013	10.812420	10.432028	-3.52%	0
2012	10.248021	10.812420	5.51%	0
2011*	10.000000	10.248021	2.48%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	9.643973	7.979752	-17.26%	0
2014*	10.000000	9.643973	-3.56%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.731162	9.247913	-4.97%	0
2014*	10.000000	9.731162	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.226669	9.736944	-4.79%	0
2014*	10.000000	10.226669	2.27%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.151780	9.988626	-1.61%	0
2014*	10.000000	10.151780	1.52%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.728741	9.490857	-2.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.339057	10.082310	-2.48%	0
2014*	10.000000	10.339057	3.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.242352	10.071189	-1.67%	0
2014*	10.000000	10.242352	2.42%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.319092	10.110244	-2.02%	0
2014*	10.000000	10.319092	3.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.146643	10.020905	-1.24%	0
2014*	10.000000	10.146643	1.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.352020	9.866231	-4.69%	0
2014	10.257755	10.352020	0.92%	0
2013*	10.000000	10.257755	2.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.344019	9.785874	-5.40%	0
2014	10.322582	10.344019	0.21%	0
2013*	10.000000	10.322582	3.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.306527	10.117941	-1.83%	0
2014*	10.000000	10.306527	3.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.309886	10.081116	-2.22%	0
2014*	10.000000	10.309886	3.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.237526	10.080874	-1.53%	0
2014*	10.000000	10.237526	2.38%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.124195	9.719611	-4.00%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.264515	9.125551	-1.50%	0
2014	9.405596	9.264515	-1.50%	0
2013	9.548829	9.405596	-1.50%	0
2012	9.694642	9.548829	-1.50%	0
2011	9.841858	9.694642	-1.50%	0
2010	9.991722	9.841858	-1.50%	0
2009*	10.000000	9.991722	-0.08%	274,618
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.788841	9.363321	-4.35%	0
2014	9.566382	9.788841	2.33%	0
2013*	10.000000	9.566382	-4.34%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	13.074040	12.793629	-2.14%	0
2014	13.455059	13.074040	-2.83%	0
2013	11.281978	13.455059	19.26%	0
2012	9.915291	11.281978	13.78%	0
2011	11.137871	9.915291	-10.98%	0
2010*	10.000000	11.137871	11.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	8.997548	8.388801	-6.77%	0
2014*	10.000000	8.997548	-10.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	16.853852	17.120594	1.58%	0
2014	15.534053	16.853852	8.50%	0
2013	11.732807	15.534053	32.40%	0
2012	10.256469	11.732807	14.39%	0
2011	10.760160	10.256469	-4.68%	0
2010*	10.000000	10.760160	7.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	15.872109	15.096746	-4.89%	0
2014	14.616604	15.872109	8.59%	0
2013	10.989706	14.616604	33.00%	0
2012	9.488296	10.989706	15.82%	0
2011	10.257441	9.488296	-7.50%	0
2010*	10.000000	10.257441	2.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	22.984347	22.597659	-1.68%	0
2014	22.429373	22.984347	2.47%	0
2013	16.388337	22.429373	36.86%	0
2012	14.480336	16.388337	13.18%	0
2011	15.349627	14.480336	-5.66%	0
2010	12.287748	15.349627	24.92%	0
2009*	10.000000	12.287748	22.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.629002	16.322924	-1.84%	0
2014	16.276790	16.629002	2.16%	0
2013	11.921975	16.276790	36.53%	0
2012	10.557809	11.921975	12.92%	0
2011	11.217558	10.557809	-5.88%	0
2010*	10.000000	11.217558	12.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.295422	17.500957	-4.34%	0
2014	15.872514	18.295422	15.26%	0
2013	11.876780	15.872514	33.64%	0
2012	10.363981	11.876780	14.60%	0
2011	10.771539	10.363981	-3.78%	0
2010*	10.000000	10.771539	7.72%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	11.026158	10.942878	-0.76%	0
2014*	10.000000	11.026158	10.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	10.731882	9.934248	-7.43%	0
2014*	10.000000	10.731882	7.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	10.412126	10.088224	-3.11%	0
2014*	10.000000	10.412126	4.12%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	10.876766	10.813835	-0.58%	0
2014*	10.000000	10.876766	8.77%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.791176	10.956887	-7.08%	0
2014	9.307999	11.791176	26.68%	0
2013*	10.000000	9.307999	-6.92%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.110731	10.074910	-0.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.895240	9.713562	-1.84%	0
2014	9.996555	9.895240	-1.01%	0
2013	10.138106	9.996555	-1.40%	0
2012	9.942557	10.138106	1.97%	0
2011*	10.000000	9.942557	-0.57%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.209956	9.565828	-6.31%	0
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.039135	9.388167	-6.48%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2015	9.949301	9.079569	-8.74%	0
2014	10.130798	9.949301	-1.79%	0
2013*	10.000000	10.130798	1.31%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2015	9.640485	9.191099	-4.66%	0
2014	9.651969	9.640485	-0.12%	0
2013*	10.000000	9.651969	-3.48%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares - Q/NQ
2015	10.429419	9.591932	-8.03%	0
2014	9.845888	10.429419	5.93%	0
2013	9.619001	9.845888	2.36%	0
2012*	10.000000	9.619001	-3.81%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2015	10.245099	9.838303	-3.97%	0
2014	10.514261	10.245099	-2.56%	0
2013	10.204689	10.514261	3.03%	0
2012*	10.000000	10.204689	2.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.474103	11.717039	2.12%	0
2014	11.414168	11.474103	0.53%	0
2013*	10.000000	11.414168	14.14%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.506723	9.398222	-10.55%	0
2014	10.618435	10.506723	-1.05%	0
2013	10.768376	10.618435	-1.39%	0
2012	9.522701	10.768376	13.08%	0
2011*	10.000000	9.522701	-4.77%	0
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.771119	5.690096	-26.78%	0
2014	9.694715	7.771119	-19.84%	0
2013	11.540604	9.694715	-15.99%	0
2012	11.145663	11.540604	3.54%	0
2011	12.238273	11.145663	-8.93%	0
2010*	10.000000	12.238273	22.38%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.749300	11.299322	-3.83%	0
2014	11.763002	11.749300	-0.12%	0
2013	12.846744	11.763002	-8.44%	0
2012	11.075175	12.846744	16.00%	0
2011	10.585921	11.075175	4.62%	0
2010*	10.000000	10.585921	5.86%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.946939	10.009030	-8.57%	0
2014	11.080300	10.946939	-1.20%	0
2013	12.039679	11.080300	-7.97%	0
2012	11.615742	12.039679	3.65%	0
2011	10.876739	11.615742	6.79%	0
2010*	10.000000	10.876739	8.77%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.977675	10.366026	-5.57%	0
2014	10.909366	10.977675	0.63%	0
2013	12.113152	10.909366	-9.94%	0
2012	11.508323	12.113152	5.26%	0
2011	10.872474	11.508323	5.85%	0
2010*	10.000000	10.872474	8.72%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2015	12.799737	12.384700	-3.24%	0
2014	12.587724	12.799737	1.68%	0
2013	12.098319	12.587724	4.05%	0
2012	10.756218	12.098319	12.48%	0
2011	10.577524	10.756218	1.69%	0
2010*	10.000000	10.577524	5.78%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	9.965372	9.836389	-1.29%	0
2014	10.041987	9.965372	-0.76%	0
2013	10.218645	10.041987	-1.73%	0
2012	9.810550	10.218645	4.16%	0
2011*	10.000000	9.810550	-1.89%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.666500	10.541767	-1.17%	0
2014	10.395694	10.666500	2.60%	0
2013	10.775226	10.395694	-3.52%	0
2012	9.990587	10.775226	7.85%	0
2011*	10.000000	9.990587	-0.09%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.068673	9.740326	-3.26%	0
2014	9.929738	10.068673	1.40%	0
2013*	10.000000	9.929738	-0.70%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2015	7.661181	6.371738	-16.83%	0
2014	8.919492	7.661181	-14.11%	0
2013	9.258156	8.919492	-3.66%	0
2012	8.418008	9.258156	9.98%	0
2011	11.188140	8.418008	-24.76%	0
2010*	10.000000	11.188140	11.88%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2015	12.855116	12.125954	-5.67%	0
2014	13.089638	12.855116	-1.79%	0
2013	11.885786	13.089638	10.13%	0
2012	10.430191	11.885786	13.96%	0
2011	10.808095	10.430191	-3.50%	0
2010*	10.000000	10.808095	8.08%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2015	13.513662	13.331478	-1.35%	0
2014	13.405875	13.513662	0.80%	0
2013	12.370682	13.405875	8.37%	0
2012	11.005038	12.370682	12.41%	0
2011	10.873773	11.005038	1.21%	0
2010*	10.000000	10.873773	8.74%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2015	9.972896	8.901875	-10.74%	0
2014	10.286135	9.972896	-3.05%	0
2013	9.082876	10.286135	13.25%	0
2012	7.985581	9.082876	13.74%	0
2011	11.105015	7.985581	-28.09%	0
2010*	10.000000	11.105015	11.05%	0
ProFunds - ProFund VP Banks - Q/NQ
2015	13.992480	13.722902	-1.93%	0
2014	12.870083	13.992480	8.72%	0
2013	9.790512	12.870083	31.45%	0
2012	7.450941	9.790512	31.40%	0
2011*	10.000000	7.450941	-25.49%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2015	9.624980	8.160627	-15.21%	0
2014	9.609525	9.624980	0.16%	0
2013	8.237489	9.609525	16.66%	0
2012	7.709042	8.237489	6.85%	0
2011*	10.000000	7.709042	-22.91%	0
ProFunds - ProFund VP Bear - Q/NQ
2015	4.038267	3.781849	-6.35%	0
2014	4.780986	4.038267	-15.53%	0
2013	6.608442	4.780986	-27.65%	0
2012	8.044411	6.608442	-17.85%	0
2011	8.962999	8.044411	-10.25%	0
2010*	10.000000	8.962999	-10.37%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2015	27.441764	27.922261	1.75%	0
2014	21.475543	27.441764	27.78%	0
2013	12.945374	21.475543	65.89%	0
2012	9.340610	12.945374	38.59%	0
2011*	10.000000	9.340610	-6.59%	0
ProFunds - ProFund VP Bull - Q/NQ
2015	16.060164	15.746796	-1.95%	0
2014	14.627225	16.060164	9.80%	0
2013	11.444475	14.627225	27.81%	0
2012	10.202170	11.444475	12.18%	0
2011	10.357126	10.202170	-1.50%	0
2010*	10.000000	10.357126	3.57%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2015	14.810072	15.195258	2.60%	0
2014	13.640538	14.810072	8.57%	0
2013	10.780844	13.640538	26.53%	0
2012	9.873197	10.780844	9.19%	0
2011*	10.000000	9.873197	-1.27%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2015	17.663779	18.214740	3.12%	0
2014	15.945770	17.663779	10.77%	0
2013	11.574033	15.945770	37.77%	0
2012	9.623787	11.574033	20.26%	0
2011*	10.000000	9.623787	-3.76%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2015	8.006676	6.517161	-18.60%	0
2014	8.416506	8.006676	-4.87%	0
2013	9.131160	8.416506	-7.83%	0
2012	8.698998	9.131160	4.97%	0
2011	10.998416	8.698998	-20.91%	0
2010*	10.000000	10.998416	9.98%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2015	11.760188	10.323680	-12.22%	0
2014	13.069459	11.760188	-10.02%	0
2013	10.908337	13.069459	19.81%	0
2012	9.498455	10.908337	14.84%	0
2011	10.583234	9.498455	-10.25%	0
2010*	10.000000	10.583234	5.83%	0
ProFunds - ProFund VP Financials - Q/NQ
2015	14.690566	14.253939	-2.97%	0
2014	13.208170	14.690566	11.22%	0
2013	10.152548	13.208170	30.10%	0
2012	8.263746	10.152548	22.86%	0
2011*	10.000000	8.263746	-17.36%	0
ProFunds - ProFund VP Health Care - Q/NQ
2015	18.599629	19.240936	3.45%	0
2014	15.265135	18.599629	21.84%	0
2013	11.088846	15.265135	37.66%	0
2012	9.589046	11.088846	15.64%	0
2011*	10.000000	9.589046	-4.11%	0
ProFunds - ProFund VP Industrials - Q/NQ
2015	14.079303	13.393743	-4.87%	0
2014	13.538604	14.079303	3.99%	0
2013	9.946360	13.538604	36.12%	0
2012	8.720329	9.946360	14.06%	0
2011*	10.000000	8.720329	-12.80%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2015	11.134809	10.581414	-4.97%	0
2014	12.301841	11.134809	-9.49%	0
2013	10.451772	12.301841	17.70%	0
2012	9.152897	10.451772	14.19%	0
2011	10.847539	9.152897	-15.62%	0
2010*	10.000000	10.847539	8.48%	0
ProFunds - ProFund VP Internet - Q/NQ
2015	14.831103	17.581968	18.55%	0
2014	14.889945	14.831103	-0.40%	0
2013	9.964108	14.889945	49.44%	0
2012	8.446725	9.964108	17.96%	0
2011*	10.000000	8.446725	-15.53%	0
ProFunds - ProFund VP Japan - Q/NQ
2015	12.858423	13.401261	4.22%	0
2014	12.646256	12.858423	1.68%	0
2013	8.661012	12.646256	46.01%	0
2012	7.151849	8.661012	21.10%	0
2011	8.913049	7.151849	-19.76%	0
2010*	10.000000	8.913049	-10.87%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2015	18.767645	19.864204	5.84%	0
2014	16.284167	18.767645	15.25%	0
2013	12.312153	16.284167	32.26%	0
2012	10.754413	12.312153	14.48%	0
2011	10.761245	10.754413	-0.06%	0
2010*	10.000000	10.761245	7.61%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2015	12.108827	9.139412	-24.52%	0
2014	13.792141	12.108827	-12.20%	0
2013	11.285555	13.792141	22.21%	0
2012	11.135206	11.285555	1.35%	0
2011	11.056092	11.135206	0.72%	0
2010*	10.000000	11.056092	10.56%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2015	17.433894	17.935403	2.88%	0
2014	14.828558	17.433894	17.57%	0
2013	11.437102	14.828558	29.65%	0
2012	10.381007	11.437102	10.17%	0
2011*	10.000000	10.381007	3.81%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2015	3.191383	2.110756	-33.86%	0
2014	4.255709	3.191383	-25.01%	0
2013	6.962561	4.255709	-38.88%	0
2012	8.272191	6.962561	-15.83%	0
2011*	10.000000	8.272191	-17.28%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2015	12.979236	12.825982	-1.18%	0
2014	10.540031	12.979236	23.14%	0
2013	10.690675	10.540031	-1.41%	0
2012	9.263096	10.690675	15.41%	0
2011*	10.000000	9.263096	-7.37%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2015	3.910934	3.791121	-3.06%	0
2014	5.693259	3.910934	-31.31%	0
2013	4.962317	5.693259	14.73%	0
2012	5.413528	4.962317	-8.33%	0
2011	8.793553	5.413528	-38.44%	0
2010*	10.000000	8.793553	-12.06%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2015	14.470607	13.843658	-4.33%	0
2014	10.920217	14.470607	32.51%	0
2013	8.305962	10.920217	31.47%	0
2012	8.799617	8.305962	-5.61%	0
2011*	10.000000	8.799617	-12.00%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2015	7.301351	8.020244	9.85%	0
2014	7.636231	7.301351	-4.39%	0
2013	7.770415	7.636231	-1.73%	0
2012	9.072504	7.770415	-14.35%	0
2011	8.323013	9.072504	9.01%	0
2010*	10.000000	8.323013	-16.77%	0
ProFunds - ProFund VP Short International - Q/NQ
2015	5.297879	5.021048	-5.23%	0
2014	5.232087	5.297879	1.26%	0
2013	6.724454	5.232087	-22.19%	0
2012	8.550555	6.724454	-21.36%	0
2011	8.526755	8.550555	0.28%	0
2010*	10.000000	8.526755	-14.73%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2015	3.373767	2.889678	-14.35%	0
2014	4.248640	3.373767	-20.59%	0
2013	6.109937	4.248640	-30.46%	0
2012	7.639062	6.109937	-20.02%	0
2011	8.662657	7.639062	-11.82%	0
2010*	10.000000	8.662657	-13.37%	0
ProFunds - ProFund VP Technology - Q/NQ
2015	14.440061	14.565158	0.87%	0
2014	12.411552	14.440061	16.34%	0
2013	10.064914	12.411552	23.32%	0
2012	9.263670	10.064914	8.65%	0
2011*	10.000000	9.263670	-7.36%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2015	11.929170	11.929020	0.00%	0
2014	12.042693	11.929170	-0.94%	0
2013	10.909391	12.042693	10.39%	0
2012	9.505726	10.909391	14.77%	0
2011*	10.000000	9.505726	-4.94%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2015	15.832910	14.715721	-7.06%	0
2014	11.785075	15.832910	34.35%	0
2013	14.791393	11.785075	-20.32%	0
2012	14.872515	14.791393	-0.55%	0
2011	10.520691	14.872515	41.36%	0
2010*	10.000000	10.520691	5.21%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2015	34.394928	38.487719	11.90%	0
2014	25.705813	34.394928	33.80%	0
2013	14.575758	25.705813	76.36%	0
2012	11.063766	14.575758	31.74%	0
2011	11.367685	11.063766	-2.67%	0
2010*	10.000000	11.367685	13.68%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2015	1.154342	0.838458	-27.36%	0
2014	1.824135	1.154342	-36.72%	0
2013	3.605455	1.824135	-49.41%	0
2012	5.651013	3.605455	-36.20%	0
2011	7.371725	5.651013	-23.34%	0
2010*	10.000000	7.371725	-26.28%	0
ProFunds - ProFund VP Utilities - Q/NQ
2015	14.745494	13.594361	-7.81%	0
2014	11.891853	14.745494	24.00%	0
2013	10.654483	11.891853	11.61%	0
2012	10.801821	10.654483	-1.36%	0
2011*	10.000000	10.801821	8.02%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2015	8.291874	7.770490	-6.29%	0
2014	8.139860	8.291874	1.87%	0
2013	6.396912	8.139860	27.25%	0
2012	5.228368	6.396912	22.35%	0
2011	6.825168	5.228368	-23.40%	0
2010	6.129826	6.825168	11.34%	0
2009	6.444607	6.129826	-4.88%	0
2008	11.120928	6.444607	-42.05%	393,493
2007	15.484682	11.120928	-28.18%	24,875
2006	14.130707	15.484682	9.58%	114,694

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2015	21.349820	17.391756	-18.54%	0
2014	22.075858	21.349820	-3.29%	0
2013	22.135515	22.075858	-0.27%	0
2012	20.296832	22.135515	9.06%	0
2011	24.665333	20.296832	-17.71%	0
2010	19.767823	24.665333	24.78%	0
2009	12.909512	19.767823	53.13%	141,225
2008	24.004045	12.909512	-46.22%	153
2007	18.192318	24.004045	31.95%	157,527
2006	15.101616	18.192318	20.47%	172,790
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2015	29.283547	31.288259	6.85%	0
2014	22.404247	29.283547	30.71%	0
2013	14.750197	22.404247	51.89%	0
2012	11.012668	14.750197	33.94%	0
2011	10.109359	11.012668	8.94%	0
2010	9.271074	10.109359	9.04%	0
2009	7.953583	9.271074	16.56%	656
2008	9.152675	7.953583	-13.10%	401,957
2007	8.900792	9.152675	2.83%	0
2006	9.346637	8.900792	-4.77%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2015	2.995835	1.953429	-34.80%	0
2014	4.609078	2.995835	-35.00%	0
2013	4.834538	4.609078	-4.66%	0
2012	4.978437	4.834538	-2.89%	0
2011	5.413803	4.978437	-8.04%	0
2010	5.087681	5.413803	6.41%	0
2009	4.629880	5.087681	9.89%	633,934
2008	9.221117	4.629880	-49.79%	426,820
2007	7.145827	9.221117	29.04%	600,428
2006	8.833283	7.145827	-19.10%	474,028
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2015	28.191515	29.496561	4.63%	0
2014	25.412089	28.191515	10.94%	0
2013	20.115869	25.412089	26.33%	0
2012	18.728532	20.115869	7.41%	0
2011	16.712887	18.728532	12.06%	0
2010	14.467036	16.712887	15.52%	0
2009	12.330059	14.467036	17.33%	100,320
2008	16.339876	12.330059	-24.54%	226,271
2007	14.935331	16.339876	9.40%	243,740
2006	12.912128	14.935331	15.67%	153,248

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2015	19.911730	18.785809	-5.65%	0
2014	17.306881	19.911730	15.05%	0
2013	10.799215	17.306881	60.26%	0
2012	9.359351	10.799215	15.38%	0
2011	8.709973	9.359351	7.46%	0
2010	7.097520	8.709973	22.72%	0
2009	5.264582	7.097520	34.82%	0
2008	13.961159	5.264582	-62.29%	1,478
2007	13.106588	13.961159	6.52%	0
2006	10.192508	13.106588	28.59%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2015	10.954049	11.016718	0.57%	0
2014	8.987422	10.954049	21.88%	0
2013	6.756030	8.987422	33.03%	0
2012	6.787810	6.756030	-0.47%	0
2011	8.251485	6.787810	-17.74%	0
2010	7.646470	8.251485	7.91%	0
2009	4.517306	7.646470	69.27%	225,405
2008	9.192924	4.517306	-50.86%	3,430
2007	9.572737	9.192924	-3.97%	30,092
2006	9.482475	9.572737	0.95%	37,595
Rydex Variable Trust - Energy Fund - Q/NQ
2015	21.215378	14.580713	-31.27%	0
2014	26.468314	21.215378	-19.85%	0
2013	21.763791	26.468314	21.62%	0
2012	21.577595	21.763791	0.86%	0
2011	23.266221	21.577595	-7.26%	0
2010	19.840121	23.266221	17.27%	0
2009	14.543202	19.840121	36.42%	62,511
2008	27.360545	14.543202	-46.85%	0
2007	20.852991	27.360545	31.21%	161,796
2006	18.913894	20.852991	10.25%	148,995
Rydex Variable Trust - Energy Services Fund - Q/NQ
2015	20.720099	13.939251	-32.73%	0
2014	29.770771	20.720099	-30.40%	0
2013	24.396038	29.770771	22.03%	0
2012	24.668866	24.396038	-1.11%	0
2011	27.609680	24.668866	-10.65%	0
2010	22.237489	27.609680	24.16%	0
2009	13.899919	22.237489	59.98%	74,347
2008	33.285571	13.899919	-58.24%	503
2007	24.650320	33.285571	35.03%	97,219
2006	22.548914	24.650320	9.32%	7,609

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2015	10.292234	9.409251	-8.58%	0
2014	11.940567	10.292234	-13.80%	0
2013	9.784516	11.940567	22.04%	0
2012	8.165295	9.784516	19.83%	0
2011	9.768046	8.165295	-16.41%	0
2010	11.114379	9.768046	-12.11%	0
2009	8.318171	11.114379	33.62%	68,500
2008	18.709022	8.318171	-55.54%	268
2007	16.800996	18.709022	11.36%	45,223
2006	13.169735	16.800996	27.57%	78,958
Rydex Variable Trust - Financial Services Fund - Q/NQ
2015	11.512665	10.887905	-5.43%	0
2014	10.381981	11.512665	10.89%	0
2013	8.263118	10.381981	25.64%	0
2012	6.838097	8.263118	20.84%	0
2011	8.159856	6.838097	-16.20%	0
2010	7.243591	8.159856	12.65%	0
2009	6.144576	7.243591	17.89%	229,454
2008	12.007221	6.144576	-48.83%	297
2007	15.014224	12.007221	-20.03%	100,763
2006	13.057549	15.014224	14.99%	348,832
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2015	20.206124	18.888732	-6.52%	0
2014	15.233755	20.206124	32.64%	0
2013	18.918968	15.233755	-19.48%	0
2012	18.647444	18.918968	1.46%	0
2011	13.380070	18.647444	39.37%	0
2010	12.337410	13.380070	8.45%	0
2009	18.296301	12.337410	-32.57%	173,843
2008	12.825779	18.296301	42.65%	262,576
2007	11.866687	12.825779	8.08%	269,216
2006	12.438774	11.866687	-4.60%	498,458
Rydex Variable Trust - Health Care Fund - Q/NQ
2015	23.419453	24.113108	2.96%	0
2014	19.078963	23.419453	22.75%	0
2013	13.658260	19.078963	39.69%	0
2012	11.835263	13.658260	15.40%	0
2011	11.477112	11.835263	3.12%	0
2010	10.913145	11.477112	5.17%	0
2009	8.888518	10.913145	22.78%	132,068
2008	12.009381	8.888518	-25.99%	271,267
2007	11.500398	12.009381	4.43%	241,907
2006	11.107220	11.500398	3.54%	205,615
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2015	9.971034	9.751779	-2.20%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2015	26.520176	28.305958	6.73%	0
2014	26.407389	26.520176	0.43%	0
2013	17.727540	26.407389	48.96%	0
2012	15.083111	17.727540	17.53%	0
2011	17.385276	15.083111	-13.24%	0
2010	14.614086	17.385276	18.96%	0
2009	8.945539	14.614086	63.37%	223,130
2008	16.475541	8.945539	-45.70%	927
2007	15.153512	16.475541	8.72%	163,341
2006	14.023233	15.153512	8.06%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2015	0.839954	0.760888	-9.41%	0
2014	1.090005	0.839954	-22.94%	0
2013	1.972143	1.090005	-44.73%	0
2012	2.582107	1.972143	-23.62%	0
2011	3.594549	2.582107	-28.17%	0
2010	5.235117	3.594549	-31.34%	0
2009	9.602594	5.235117	-45.48%	0
2008	6.061153	9.602594	58.43%	0
2007	6.761771	6.061153	-10.36%	0
2006	8.774565	6.761771	-22.94%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2015	2.984422	2.903883	-2.70%	0
2014	4.035114	2.984422	-26.04%	0
2013	3.554163	4.035114	13.53%	0
2012	3.846703	3.554163	-7.60%	0
2011	5.614042	3.846703	-31.48%	0
2010	6.536858	5.614042	-14.12%	0
2009	5.557592	6.536858	17.62%	12,043
2008	8.084729	5.557592	-31.26%	0
2007	8.596468	8.084729	-5.95%	540
2006	8.072651	8.596468	6.49%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2015	2.043841	1.990539	-2.61%	0
2014	2.346162	2.043841	-12.89%	0
2013	3.288599	2.346162	-28.66%	0
2012	4.089721	3.288599	-19.59%	0
2011	4.480476	4.089721	-8.72%	0
2010	6.088562	4.480476	-26.41%	0
2009	9.550648	6.088562	-36.25%	0
2008	7.213186	9.550648	32.41%	63,802
2007	7.471932	7.213186	-3.46%	0
2006	7.887178	7.471932	-5.26%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2015	1.096387	0.940936	-14.18%	0
2014	1.367935	1.096387	-19.85%	0
2013	1.957456	1.367935	-30.12%	0
2012	2.442828	1.957456	-19.87%	0
2011	2.757832	2.442828	-11.42%	0
2010	3.556193	2.757832	-22.45%	0
2009	6.025216	3.556193	-40.98%	0
2008	4.132349	6.025216	45.81%	0
2007	4.729170	4.132349	-12.62%	0
2006	4.869267	4.729170	-2.88%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2015	1.893333	1.866815	-1.40%	0
2014	2.108755	1.893333	-10.22%	0
2013	3.095938	2.108755	-31.89%	0
2012	3.840424	3.095938	-19.39%	0
2011	4.220070	3.840424	-9.00%	0
2010	5.919787	4.220070	-28.71%	0
2009	8.951107	5.919787	-33.87%	0
2008	7.287762	8.951107	22.82%	0
2007	7.022338	7.287762	3.78%	0
2006	8.096978	7.022338	-13.27%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2015	2.286786	2.152614	-5.87%	0
2014	2.713895	2.286786	-15.74%	0
2013	3.749479	2.713895	-27.62%	0
2012	4.585337	3.749479	-18.23%	0
2011	5.117854	4.585337	-10.41%	0
2010	6.256961	5.117854	-18.21%	0
2009	8.767822	6.256961	-28.64%	2,544
2008	6.392411	8.767822	37.16%	1,676
2007	6.436967	6.392411	-0.69%	0
2006	7.064846	6.436967	-8.89%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2015	10.900600	12.025115	10.32%	0
2014	13.082661	10.900600	-16.68%	0
2013	8.514028	13.082661	53.66%	0
2012	7.197061	8.514028	18.30%	0
2011	10.283124	7.197061	-30.01%	0
2010	9.020890	10.283124	13.99%	0
2009	7.405161	9.020890	21.82%	1,398
2008	11.216791	7.405161	-33.98%	1,281
2007	12.829427	11.216791	-12.57%	43,566
2006	12.387991	12.829427	3.56%	32,117

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2015	27.006233	26.681933	-1.20%	0
2014	25.507827	27.006233	5.87%	0
2013	18.184060	25.507827	40.28%	0
2012	15.217191	18.184060	19.50%	0
2011	15.078791	15.217191	0.92%	0
2010	11.744438	15.078791	28.39%	0
2009	8.720668	11.744438	34.67%	139,183
2008	17.392200	8.720668	-49.86%	177
2007	18.118345	17.392200	-4.01%	135,091
2006	14.897328	18.118345	21.62%	176,138
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2015	34.038562	31.683113	-6.92%	0
2014	30.872390	34.038562	10.26%	0
2013	20.862256	30.872390	47.98%	0
2012	17.035978	20.862256	22.46%	0
2011	18.715927	17.035978	-8.98%	0
2010	13.813419	18.715927	35.49%	0
2009	9.202304	13.813419	50.11%	0
2008	20.686397	9.202304	-55.52%	888
2007	20.274117	20.686397	2.03%	255
2006	18.632431	20.274117	8.81%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2015	30.490042	34.425526	12.91%	0
2014	22.664546	30.490042	34.53%	0
2013	12.767608	22.664546	77.52%	0
2012	9.664464	12.767608	32.11%	0
2011	9.878099	9.664464	-2.16%	0
2010	7.325278	9.878099	34.85%	0
2009	3.414404	7.325278	114.54%	3,892
2008	12.651473	3.414404	-73.01%	4,302
2007	10.019370	12.651473	26.27%	0
2006	9.699923	10.019370	3.29%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2015	26.797269	28.570562	6.62%	0
2014	23.164033	26.797269	15.68%	0
2013	17.468918	23.164033	32.60%	0
2012	15.188329	17.468918	15.02%	0
2011	15.091805	15.188329	0.64%	0
2010	12.931165	15.091805	16.71%	0
2009	8.636807	12.931165	49.72%	34,047
2008	15.095770	8.636807	-42.79%	500
2007	13.008344	15.095770	16.05%	1
2006	12.485130	13.008344	4.19%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2015	18.772317	18.357892	-2.21%	0
2014	16.071020	18.772317	16.81%	0
2013	10.950754	16.071020	46.76%	0
2012	9.094693	10.950754	20.41%	0
2011	9.341963	9.094693	-2.65%	0
2010	7.905673	9.341963	18.17%	0
2009	5.922998	7.905673	33.47%	399,619
2008	13.209113	5.922998	-55.16%	567,734
2007	13.262090	13.209113	-0.40%	680,385
2006	11.287805	13.262090	17.49%	489,535
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2015	9.823915	6.737508	-31.42%	0
2014	12.066943	9.823915	-18.59%	0
2013	22.730135	12.066943	-46.91%	0
2012	24.063209	22.730135	-5.54%	0
2011	32.210262	24.063209	-25.29%	0
2010	23.682742	32.210262	36.01%	0
2009	16.110724	23.682742	47.00%	97,340
2008	26.624196	16.110724	-39.49%	128,925
2007	22.610892	26.624196	17.75%	103,882
2006	18.903440	22.610892	19.61%	8,341
Rydex Variable Trust - Real Estate Fund - Q/NQ
2015	22.579040	21.678877	-3.99%	0
2014	18.943122	22.579040	19.19%	0
2013	18.501826	18.943122	2.39%	0
2012	15.872492	18.501826	16.57%	0
2011	15.756867	15.872492	0.73%	0
2010	12.811091	15.756867	22.99%	0
2009	10.382962	12.811091	23.39%	233,851
2008	18.063367	10.382962	-42.52%	114,015
2007	22.675449	18.063367	-20.34%	175,204
2006	17.609206	22.675449	28.77%	194,265
Rydex Variable Trust - Retailing Fund - Q/NQ
2015	25.165707	24.459209	-2.81%	0
2014	23.513623	25.165707	7.03%	0
2013	17.578734	23.513623	33.76%	0
2012	15.283717	17.578734	15.02%	0
2011	14.735233	15.283717	3.72%	0
2010	11.954290	14.735233	23.26%	0
2009	8.414836	11.954290	42.06%	120,176
2008	12.741059	8.414836	-33.95%	261,775
2007	14.801354	12.741059	-13.92%	28,244
2006	13.650665	14.801354	8.43%	221,258

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2015	25.713869	23.029217	-10.44%	0
2014	25.032138	25.713869	2.72%	0
2013	16.027181	25.032138	56.19%	0
2012	13.326331	16.027181	20.27%	0
2011	15.406229	13.326331	-13.50%	0
2010	11.346363	15.406229	35.78%	0
2009	8.640799	11.346363	31.31%	6,547
2008	18.038589	8.640799	-52.10%	938
2007	19.638272	18.038589	-8.15%	8,132
2006	16.496990	19.638272	19.04%	4,510
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2015	18.497954	17.918136	-3.13%	0
2014	15.065345	18.497954	22.78%	0
2013	9.065502	15.065345	66.18%	0
2012	7.113364	9.065502	27.44%	0
2011	7.518358	7.113364	-5.39%	0
2010	6.083441	7.518358	23.59%	0
2009	4.219357	6.083441	44.18%	0
2008	13.380714	4.219357	-68.47%	0
2007	13.502831	13.380714	-0.90%	0
2006	11.081617	13.502831	21.85%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2015	19.700714	19.614855	-0.44%	0
2014	17.791062	19.700714	10.73%	0
2013	12.780956	17.791062	39.20%	0
2012	11.451794	12.780956	11.61%	0
2011	11.753753	11.451794	-2.57%	0
2010	9.543644	11.753753	23.16%	0
2009	6.580498	9.543644	45.03%	139,414
2008	11.102557	6.580498	-40.73%	32,149
2007	10.744734	11.102557	3.33%	246
2006	10.348696	10.744734	3.83%	18,649
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2015	19.796820	17.670825	-10.74%	0
2014	18.115793	19.796820	9.28%	0
2013	12.660814	18.115793	43.09%	0
2012	10.516410	12.660814	20.39%	0
2011	11.025607	10.516410	-4.62%	0
2010	9.303269	11.025607	18.51%	0
2009	6.244369	9.303269	48.99%	136,945
2008	12.347312	6.244369	-49.43%	31,807
2007	13.247397	12.347312	-6.79%	676
2006	11.429809	13.247397	15.90%	198,327

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2015	23.259368	23.212781	-0.20%	0
2014	23.986035	23.259368	-3.03%	0
2013	18.165642	23.986035	32.04%	0
2012	15.891715	18.165642	14.31%	0
2011	16.240062	15.891715	-2.14%	0
2010	12.435706	16.240062	30.59%	0
2009	8.050822	12.435706	54.47%	199,131
2008	12.800523	8.050822	-37.11%	6,273
2007	11.983593	12.800523	6.82%	291
2006	11.796682	11.983593	1.58%	45
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2015	19.584402	17.001799	-13.19%	0
2014	18.630044	19.584402	5.12%	0
2013	13.927112	18.630044	33.77%	0
2012	12.086473	13.927112	15.23%	0
2011	13.215184	12.086473	-8.54%	0
2010	11.168113	13.215184	18.33%	0
2009	7.303048	11.168113	52.92%	127,041
2008	13.153375	7.303048	-44.48%	2,334
2007	14.035026	13.153375	-6.28%	142
2006	12.170004	14.035026	15.32%	69,147
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2015	20.112626	19.737001	-1.87%	0
2014	20.419017	20.112626	-1.50%	0
2013	14.670152	20.419017	39.19%	0
2012	13.465629	14.670152	8.95%	0
2011	13.206031	13.465629	1.97%	0
2010	10.691382	13.206031	23.52%	0
2009	8.101945	10.691382	31.96%	2,251
2008	12.523524	8.101945	-35.31%	28,580
2007	12.729095	12.523524	-1.61%	234
2006	11.995104	12.729095	6.12%	12,333
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2015	17.883711	15.229694	-14.84%	0
2014	17.920838	17.883711	-0.21%	0
2013	12.738125	17.920838	40.69%	0
2012	10.743117	12.738125	18.57%	0
2011	12.043798	10.743117	-10.80%	0
2010	9.773884	12.043798	23.22%	0
2009	6.115030	9.773884	59.83%	3,027
2008	10.987915	6.115030	-44.35%	35,278
2007	14.008191	10.987915	-21.56%	0
2006	11.929661	14.008191	17.42%	21,810

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2015	6.487092	7.242926	11.65%	0
2014	5.357333	6.487092	21.09%	0
2013	5.605337	5.357333	-4.42%	0
2012	6.072325	5.605337	-7.69%	0
2011	6.438910	6.072325	-5.69%	0
2010	6.845423	6.438910	-5.94%	0
2009	8.257530	6.845423	-17.10%	0
2008	7.941493	8.257530	3.98%	102,457
2007	9.048439	7.941493	-12.23%	0
2006	10.278071	9.048439	-11.96%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2015	18.942884	18.866451	-0.40%	0
2014	17.442556	18.942884	8.60%	0
2013	13.078955	17.442556	33.36%	0
2012	11.857571	13.078955	10.30%	0
2011	13.257461	11.857571	-10.56%	0
2010	12.013546	13.257461	10.35%	0
2009	7.838167	12.013546	53.27%	140,117
2008	14.577702	7.838167	-46.23%	0
2007	13.409040	14.577702	8.72%	182,854
2006	12.855430	13.409040	4.31%	88,539
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2015	8.810542	8.094470	-8.13%	0
2014	8.716736	8.810542	1.08%	0
2013	7.533778	8.716736	15.70%	0
2012	7.294300	7.533778	3.28%	0
2011	8.651136	7.294300	-15.68%	0
2010	7.669826	8.651136	12.79%	0
2009	6.050985	7.669826	26.75%	232
2008	11.238579	6.050985	-46.16%	232
2007	10.446917	11.238579	7.58%	243,552
2006	8.874006	10.446917	17.72%	280,817
Rydex Variable Trust - Transportation Fund - Q/NQ
2015	28.996424	24.538009	-15.38%	0
2014	23.972058	28.996424	20.96%	0
2013	16.155682	23.972058	48.38%	0
2012	13.949386	16.155682	15.82%	0
2011	15.933050	13.949386	-12.45%	0
2010	13.030753	15.933050	22.27%	0
2009	11.269863	13.030753	15.62%	0
2008	15.308517	11.269863	-26.38%	243,011
2007	17.034022	15.308517	-10.13%	83,046
2006	16.103635	17.034022	5.78%	162,197

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2015	16.087492	14.679586	-8.75%	0
2014	13.289909	16.087492	21.05%	0
2013	11.874224	13.289909	11.92%	0
2012	11.922249	11.874224	-0.40%	0
2011	10.408074	11.922249	14.55%	0
2010	9.886161	10.408074	5.28%	0
2009	8.819872	9.886161	12.09%	2,562
2008	12.714643	8.819872	-30.63%	400,461
2007	11.437847	12.714643	11.16%	250,736
2006	9.599120	11.437847	19.16%	262,168
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2015	7.601968	6.227792	-18.08%	0
2014	9.883775	7.601968	-23.09%	0
2013	10.324966	9.883775	-4.27%	0
2012	10.401299	10.324966	-0.73%	0
2011	10.963217	10.401299	-5.13%	0
2010	11.791448	10.963217	-7.02%	0
2009	11.229233	11.791448	5.01%	0
2008	12.989929	11.229233	-13.55%	0
2007	11.165698	12.989929	16.34%	0
2006	9.711733	11.165698	14.97%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.036721	9.796677	-2.39%	0
2014	10.051408	10.036721	-0.15%	0
2013*	10.000000	10.051408	0.51%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	10.894765	10.605206	-2.66%	0
2014	10.749967	10.894765	1.35%	0
2013	11.961046	10.749967	-10.13%	0
2012	10.302027	11.961046	16.10%	0
2011*	10.000000	10.302027	3.02%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.596803	8.988476	-15.18%	0
2014*	10.000000	10.596803	5.97%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	12.019813	11.671615	-2.90%	0
2014	10.718208	12.019813	12.14%	0
2013	10.602176	10.718208	1.09%	0
2012	8.283502	10.602176	27.99%	0
2011*	10.000000	8.283502	-17.16%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.385999	10.482864	-7.93%	0
2014	11.333188	11.385999	0.47%	0
2013	9.939894	11.333188	14.02%	0
2012	8.875921	9.939894	11.99%	0
2011*	10.000000	8.875921	-11.24%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	6.787943	4.449713	-34.45%	0
2014	8.518825	6.787943	-20.32%	0
2013	7.824346	8.518825	8.88%	0
2012	7.683626	7.824346	1.83%	0
2011*	10.000000	7.683626	-23.16%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2015	12.217770	12.184027	-0.28%	878
2014	11.586388	12.217770	5.45%	875
2013	10.121685	11.586388	14.47%	875
2012	9.068452	10.121685	11.61%	794
2011*	10.000000	9.068452	-9.32%	479
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.420254	6.979163	-38.89%	8,389
2014	10.365417	11.420254	10.18%	15,485
2013*	10.000000	10.365417	3.65%	251
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.252374	9.960529	-2.85%	254
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.289101	9.879592	-3.98%	13,135
2014	10.117252	10.289101	1.70%	15,115
2013	11.228685	10.117252	-9.90%	15,842
2012	10.621413	11.228685	5.72%	62,054
2011*	10.000000	10.621413	6.21%	13,380
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015*	10.000000	9.234184	-7.66%	13,045
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I - Q/NQ
2015*	10.000000	9.947518	-0.52%	510
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2015*	10.000000	9.361631	-6.38%	236,253
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.837256	9.511164	-3.31%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.502352	11.321862	-1.57%	3,040
2014	11.467534	11.502352	0.30%	2,010
2013*	10.000000	11.467534	14.68%	2,677
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.308880	11.996773	-2.54%	83,681
2014	12.265674	12.308880	0.35%	106,473
2013	10.889008	12.265674	12.64%	133,358
2012	10.058345	10.889008	8.26%	165,186
2011	10.602307	10.058345	-5.13%	164,215
2010*	10.000000	10.602307	6.02%	131,171
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2015	9.933881	9.390110	-5.47%	556

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2015	7.073338	5.215930	-26.26%	463
2014	8.657561	7.073338	-18.30%	488
2013	9.800511	8.657561	-11.66%	488
2012	10.168238	9.800511	-3.62%	1,234
2011	11.823899	10.168238	-14.00%	2,475
2010*	10.000000	11.823899	18.24%	1,136
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.871107	10.433286	-4.03%	0
2014*	10.000000	10.871107	8.71%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.565094	-4.35%	296
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2015	11.838696	11.648163	-1.61%	0
2014	11.394034	11.838696	3.90%	0
2013	10.034224	11.394034	13.55%	1,275
2012	9.081420	10.034224	10.49%	0
2011*	10.000000	9.081420	-9.19%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.669091	-3.31%	71,184
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.262697	-7.37%	35,450
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.252456	2.52%	39,144
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.098270	-9.02%	2,283
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.880242	9.538782	-3.46%	230
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.125158	13.042170	-7.67%	15,250
2014	13.950236	14.125158	1.25%	27,981
2013	11.448429	13.950236	21.85%	30,894
2012	10.083072	11.448429	13.54%	26,781
2011	10.401894	10.083072	-3.07%	8,931
2010*	10.000000	10.401894	4.02%	9,809
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.850216	9.928470	-8.50%	26,638
2014	10.534763	10.850216	2.99%	9,909
2013*	10.000000	10.534763	5.35%	8,777

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.872265	11.261582	-5.14%	10,675
2014	11.407957	11.872265	4.07%	2,849
2013*	10.000000	11.407957	14.08%	1,015
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.391785	-6.08%	14,658
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.502054	9.737805	-7.28%	0
2014	10.262501	10.502054	2.33%	0
2013*	10.000000	10.262501	2.63%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.968690	9.758720	-2.11%	348
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.915445	9.542108	-3.77%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2015	12.364158	11.430306	-7.55%	27,317
2014	12.137455	12.364158	1.87%	22,209
2013	9.987914	12.137455	21.52%	20,880
2012	8.922546	9.987914	11.94%	17,107
2011	9.776485	8.922546	-8.73%	23,122
2010	8.624898	9.776485	13.35%	32,772
2009	6.284277	8.624898	37.25%	13,179
2008	11.216518	6.284277	-43.97%	9,180
2007	10.014765	11.216518	12.00%	106,627
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2015	11.333622	10.710041	-5.50%	18,218
2014	11.198524	11.333622	1.21%	15,709
2013	9.578943	11.198524	16.91%	17,273
2012	8.655422	9.578943	10.67%	18,505
2011	9.177863	8.655422	-5.69%	20,103
2010	8.195399	9.177863	11.99%	24,410
2009	6.130146	8.195399	33.69%	11,061
2008	10.761177	6.130146	-43.03%	8,866
2007*	10.000000	10.761177	7.61%	18,413
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2015	11.069186	10.444866	-5.64%	39,549
2014	11.044659	11.069186	0.22%	33,719
2013	10.183330	11.044659	8.46%	31,200
2012	9.336813	10.183330	9.07%	17,186
2011	9.509843	9.336813	-1.82%	28,765
2010	8.703335	9.509843	9.27%	24,263
2009	7.211782	8.703335	20.68%	14,911
2008	10.475875	7.211782	-31.16%	1,231
2007	10.018045	10.475875	4.57%	4,907

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.646846	7.411785	-3.07%	55,427
2014	6.929825	7.646846	10.35%	58,531
2013	6.861281	6.929825	1.00%	54,375
2012	7.849042	6.861281	-12.58%	68,040
2011	8.725109	7.849042	-10.04%	95,238
2010	9.187324	8.725109	-5.03%	105,607
2009	9.722257	9.187324	-5.50%	85,954
2008*	10.000000	9.722257	-2.78%	23,802
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	14.070051	14.026520	-0.31%	77,227
2014	13.903012	14.070051	1.20%	91,761
2013	12.022915	13.903012	15.64%	71,043
2012	11.694463	12.022915	2.81%	78,388
2011	12.712457	11.694463	-8.01%	95,058
2010	11.611045	12.712457	9.49%	101,724
2009	9.265042	11.611045	25.32%	117,367
2008	15.880039	9.265042	-41.66%	240,088
2007	13.142096	15.880039	20.83%	288,835
2006	11.983958	13.142096	9.66%	257,783
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.088717	9.113275	0.27%	77,416
2014	8.820799	9.088717	3.04%	67,810
2013	8.813967	8.820799	0.08%	91,386
2012	8.758205	8.813967	0.64%	93,939
2011	8.604833	8.758205	1.78%	61,541
2010	8.231416	8.604833	4.54%	54,498
2009	8.644923	8.231416	-4.78%	39,286
2008	10.803638	8.644923	-19.98%	83,822
2007	10.569317	10.803638	2.22%	35,890
2006	10.066631	10.569317	4.99%	64,193
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2015	10.226177	10.141013	-0.83%	15,104
2014	10.145613	10.226177	0.79%	7,111
2013*	10.000000	10.145613	1.46%	6,902
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.432096	10.239371	-1.85%	465
2014	10.058330	10.432096	3.72%	0
2013*	10.000000	10.058330	0.58%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.410522	9.798136	-5.88%	12,695
2014	10.003227	10.410522	4.07%	2,112
2013*	10.000000	10.003227	0.03%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	12.836111	11.582351	-9.77%	72,053
2014	13.762871	12.836111	-6.73%	99,740
2013	11.171791	13.762871	23.19%	123,433
2012	9.522114	11.171791	17.32%	118,149
2011	10.422818	9.522114	-8.64%	155,802
2010*	10.000000	10.422818	4.23%	159,389
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.225222	7.260617	-21.30%	2,444
2014	9.826132	9.225222	-6.12%	3,848
2013*	10.000000	9.826132	-1.74%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.697275	8.966638	-7.53%	0
2014	10.000917	9.697275	-3.04%	0
2013*	10.000000	10.000917	0.01%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.152304	10.705964	-4.00%	901
2014	10.866344	11.152304	2.63%	1,672
2013	10.168752	10.866344	6.86%	1,719
2012	9.453453	10.168752	7.57%	0
2011*	10.000000	9.453453	-5.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.307364	13.230025	-0.58%	46,746
2014	12.874376	13.307364	3.36%	59,083
2013	10.607154	12.874376	21.37%	59,415
2012	9.311149	10.607154	13.92%	3,151
2011*	10.000000	9.311149	-6.89%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.827707	9.423096	-4.12%	786
2014*	10.000000	9.827707	-1.72%	50,041
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.217106	9.732378	-4.74%	0
2014*	10.000000	10.217106	2.17%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.963642	11.406120	-4.66%	0
2014	11.783342	11.963642	1.53%	0
2013*	10.000000	11.783342	17.83%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.550407	11.171051	-3.28%	0
2014	11.518143	11.550407	0.28%	0
2013*	10.000000	11.518143	15.18%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.074503	9.932403	-1.41%	12,690

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	14.823756	14.338020	-3.28%	0
2014	14.409179	14.823756	2.88%	92
2013	11.304059	14.409179	27.47%	1,164
2012	9.885581	11.304059	14.35%	0
2011	10.725025	9.885581	-7.83%	0
2010*	10.000000	10.725025	7.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.867963	12.534299	-2.59%	2,198
2014	12.531997	12.867963	2.68%	36,255
2013	11.102027	12.531997	12.88%	2,180
2012	10.154090	11.102027	9.34%	832
2011	10.454235	10.154090	-2.87%	921
2010*	10.000000	10.454235	4.54%	803
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.834546	13.439131	-2.86%	2,062
2014	13.421872	13.834546	3.07%	2,062
2013	11.244230	13.421872	19.37%	1,126
2012	10.050506	11.244230	11.88%	9,827
2011	10.572946	10.050506	-4.94%	13,193
2010*	10.000000	10.572946	5.73%	9,827
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.404652	11.145474	-2.27%	7,102
2014	11.210176	11.404652	1.73%	7,102
2013	10.851386	11.210176	3.31%	7,267
2012	10.253743	10.851386	5.83%	55,171
2011	10.269908	10.253743	-0.16%	13,269
2010*	10.000000	10.269908	2.70%	23,504
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.347208	9.749395	-5.78%	0
2014	10.277822	10.347208	0.68%	0
2013*	10.000000	10.277822	2.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.292653	9.638940	-6.35%	0
2014	10.349816	10.292653	-0.55%	0
2013*	10.000000	10.349816	3.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.344697	12.997817	-2.60%	28,677
2014	12.962401	13.344697	2.95%	22,674
2013	11.176511	12.962401	15.98%	22,891
2012	10.103127	11.176511	10.62%	16,973
2011	10.506962	10.103127	-3.84%	20,586
2010*	10.000000	10.506962	5.07%	24,558

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.185826	13.755372	-3.03%	207
2014	13.780541	14.185826	2.94%	2,012
2013	11.263125	13.780541	22.35%	4,450
2012	9.984527	11.263125	12.81%	3,377
2011	10.638391	9.984527	-6.15%	3,377
2010*	10.000000	10.638391	6.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.404093	12.081745	-2.60%	0
2014	12.105211	12.404093	2.47%	0
2013	11.053521	12.105211	9.51%	0
2012	10.203170	11.053521	8.33%	2,648
2011	10.391563	10.203170	-1.81%	2,605
2010*	10.000000	10.391563	3.92%	2,226
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.757126	10.535603	-2.06%	5,574
2014	10.417917	10.757126	3.26%	4,583
2013	10.803282	10.417917	-3.57%	1,981
2012	10.244577	10.803282	5.45%	10,727
2011*	10.000000	10.244577	2.45%	811
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	9.640620	7.972917	-17.30%	886
2014*	10.000000	9.640620	-3.59%	7,407
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.727860	9.240074	-5.01%	0
2014*	10.000000	9.727860	-2.72%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.223195	9.728688	-4.84%	0
2014*	10.000000	10.223195	2.23%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.148247	9.980084	-1.66%	75,816
2014*	10.000000	10.148247	1.48%	96,003
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.728048	9.485358	-2.49%	5,374
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.335462	10.073699	-2.53%	10,351
2014*	10.000000	10.335462	3.35%	6,107
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.238789	10.062572	-1.72%	14,870
2014*	10.000000	10.238789	2.39%	8,201

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.315497	10.101578	-2.07%	0
2014*	10.000000	10.315497	3.15%	7,818
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.143109	10.012331	-1.29%	54,723
2014*	10.000000	10.143109	1.43%	56,041
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.346053	9.855546	-4.74%	0
2014	10.257041	10.346053	0.87%	0
2013*	10.000000	10.257041	2.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.338053	9.775267	-5.44%	0
2014	10.321864	10.338053	0.16%	0
2013*	10.000000	10.321864	3.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.302955	10.109311	-1.88%	274,465
2014*	10.000000	10.302955	3.03%	216,586
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.306302	10.072493	-2.27%	35,313
2014*	10.000000	10.306302	3.06%	52,873
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.233971	10.072255	-1.58%	27,829
2014*	10.000000	10.233971	2.34%	26,052
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.123480	9.713992	-4.04%	982
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.240774	9.097544	-1.55%	671,425
2014	9.386257	9.240774	-1.55%	726,958
2013	9.534036	9.386257	-1.55%	830,426
2012	9.684549	9.534036	-1.55%	1,273,281
2011	9.836593	9.684549	-1.55%	1,353,846
2010	9.991444	9.836593	-1.55%	1,317,790
2009*	10.000000	9.991444	-0.09%	1,746,503
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.780540	9.350632	-4.40%	8,442
2014	9.563126	9.780540	2.27%	7,897
2013*	10.000000	9.563126	-4.37%	4,823

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	13.043120	12.756900	-2.19%	6,808
2014	13.430055	13.043120	-2.88%	834
2013	11.266729	13.430055	19.20%	648
2012	9.906930	11.266729	13.73%	455
2011	11.134127	9.906930	-11.02%	0
2010*	10.000000	11.134127	11.34%	14,099
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	8.994425	8.381631	-6.81%	774
2014*	10.000000	8.994425	-10.06%	1,919
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	16.813998	17.071434	1.53%	1,256
2014	15.505188	16.813998	8.44%	1,328
2013	11.716959	15.505188	32.33%	5,477
2012	10.247830	11.716959	14.34%	4,109
2011	10.756545	10.247830	-4.73%	530
2010*	10.000000	10.756545	7.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	15.834591	15.053415	-4.93%	0
2014	14.589452	15.834591	8.53%	0
2013	10.974850	14.589452	32.94%	1,997
2012	9.480297	10.974850	15.76%	0
2011	10.253993	9.480297	-7.55%	86
2010*	10.000000	10.253993	2.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	22.918089	22.521075	-1.73%	93
2014	22.376063	22.918089	2.42%	93
2013	16.357676	22.376063	36.79%	93
2012	14.460599	16.357676	13.12%	93
2011	15.336490	14.460599	-5.71%	97
2010	12.283463	15.336490	24.85%	97
2009*	10.000000	12.283463	22.83%	213
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.589658	16.276042	-1.89%	3,421
2014	16.246533	16.589658	2.11%	3,144
2013	11.905849	16.246533	36.46%	4,244
2012	10.548903	11.905849	12.86%	2,891
2011	11.213788	10.548903	-5.93%	4,199
2010*	10.000000	11.213788	12.14%	1,630
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.252162	17.450714	-4.39%	2,741
2014	15.843028	18.252162	15.21%	2,488
2013	11.860726	15.843028	33.58%	2,246
2012	10.355249	11.860726	14.54%	864
2011	10.767915	10.355249	-3.83%	289
2010*	10.000000	10.767915	7.68%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	11.022321	10.933514	-0.81%	4,349
2014*	10.000000	11.022321	10.22%	4,436
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	10.728143	9.925741	-7.48%	570
2014*	10.000000	10.728143	7.28%	121
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	10.408504	10.079598	-3.16%	15,646
2014*	10.000000	10.408504	4.09%	16,263
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	10.872992	10.804585	-0.63%	0
2014*	10.000000	10.872992	8.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.781191	10.942052	-7.12%	1,387
2014	9.304834	11.781191	26.61%	10,134
2013*	10.000000	9.304834	-6.95%	284
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.110015	10.069082	-0.40%	48,617
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.876846	9.690588	-1.89%	96,182
2014	9.983037	9.876846	-1.06%	73,424
2013	10.129538	9.983037	-1.45%	16,823
2012	9.939207	10.129538	1.91%	8,690
2011*	10.000000	9.939207	-0.61%	3,818
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.209228	9.560289	-6.36%	536
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.038424	9.382732	-6.53%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2015	9.943553	9.069720	-8.79%	4,954
2014	10.130092	9.943553	-1.84%	4,980
2013*	10.000000	10.130092	1.30%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2015	9.632327	9.178658	-4.71%	5,249
2014	9.648694	9.632327	-0.17%	0
2013*	10.000000	9.648694	-3.51%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares - Q/NQ
2015	10.415899	9.574633	-8.08%	0
2014	9.838116	10.415899	5.87%	0
2013	9.616294	9.838116	2.31%	1,124
2012*	10.000000	9.616294	-3.84%	580
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2015	10.231812	9.820552	-4.02%	252
2014	10.505948	10.231812	-2.61%	252
2013	10.201818	10.505948	2.98%	1,724
2012*	10.000000	10.201818	2.02%	1,507
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.464394	11.701181	2.07%	6,174
2014	11.410296	11.464394	0.47%	12,059
2013*	10.000000	11.410296	14.10%	8,890
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.487199	9.375996	-10.60%	22,155
2014	10.604081	10.487199	-1.10%	41,780
2013	10.759277	10.604081	-1.44%	31,251
2012	9.519492	10.759277	13.02%	21,739
2011*	10.000000	9.519492	-4.81%	20,350
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.752739	5.673761	-26.82%	545
2014	9.676703	7.752739	-19.88%	556
2013	11.525017	9.676703	-16.04%	1,653
2012	11.136280	11.525017	3.49%	4,047
2011	12.234168	11.136280	-8.97%	3,883
2010*	10.000000	12.234168	22.34%	11,986
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.721514	11.266890	-3.88%	6,182
2014	11.741140	11.721514	-0.17%	13,024
2013	12.829384	11.741140	-8.48%	14,521
2012	11.065833	12.829384	15.94%	44,740
2011	10.582352	11.065833	4.57%	16,715
2010*	10.000000	10.582352	5.82%	14,028
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.921017	9.980258	-8.61%	8,689
2014	11.059668	10.921017	-1.25%	12,262
2013	12.023365	11.059668	-8.02%	15,704
2012	11.605905	12.023365	3.60%	16,660
2011	10.873027	11.605905	6.74%	38,511
2010*	10.000000	10.873027	8.73%	21,591

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.951726	10.336270	-5.62%	7,463
2014	10.889103	10.951726	0.58%	24,382
2013	12.096785	10.889103	-9.98%	22,560
2012	11.498624	12.096785	5.20%	26,055
2011	10.868811	11.498624	5.79%	34,472
2010*	10.000000	10.868811	8.69%	16,164
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2015	12.769482	12.349164	-3.29%	6,441
2014	12.564352	12.769482	1.63%	8,541
2013	12.081991	12.564352	3.99%	24,428
2012	10.747168	12.081991	12.42%	61,453
2011	10.573967	10.747168	1.64%	85,497
2010*	10.000000	10.573967	5.74%	36,629
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	9.946807	9.813088	-1.34%	136,108
2014	10.028369	9.946807	-0.81%	149,154
2013	10.209971	10.028369	-1.78%	170,158
2012	9.807204	10.209971	4.11%	146,455
2011*	10.000000	9.807204	-1.93%	13,609
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.646686	10.516847	-1.22%	66,581
2014	10.381645	10.646686	2.55%	40,042
2013	10.766121	10.381645	-3.57%	60,849
2012	9.987223	10.766121	7.80%	90,873
2011*	10.000000	9.987223	-0.13%	48,957
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.062851	9.729747	-3.31%	1,223
2014	9.929045	10.062851	1.35%	1,517
2013*	10.000000	9.929045	-0.71%	1,961
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2015	7.643063	6.353437	-16.87%	803
2014	8.902933	7.643063	-14.15%	1,386
2013	9.245660	8.902933	-3.71%	4,866
2012	8.410920	9.245660	9.92%	5,410
2011	11.184389	8.410920	-24.80%	13,451
2010*	10.000000	11.184389	11.84%	21,309
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2015	12.824643	12.091078	-5.72%	9,130
2014	13.065247	12.824643	-1.84%	9,130
2013	11.869673	13.065247	10.07%	9,130
2012	10.421356	11.869673	13.90%	11,700
2011	10.804407	10.421356	-3.55%	12,200
2010*	10.000000	10.804407	8.04%	7,645

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2015	13.481738	13.293228	-1.40%	10,261
2014	13.380998	13.481738	0.75%	13,929
2013	12.353980	13.380998	8.31%	502,939
2012	10.995766	12.353980	12.35%	534,519
2011	10.870111	10.995766	1.16%	26,937
2010*	10.000000	10.870111	8.70%	46,768
ProFunds - ProFund VP Asia 30 - Q/NQ
2015	9.949313	8.876310	-10.78%	64
2014	10.267033	9.949313	-3.09%	91
2013	9.070604	10.267033	13.19%	0
2012	7.978850	9.070604	13.68%	634
2011	11.101281	7.978850	-28.13%	0
2010*	10.000000	11.101281	11.01%	1,265
ProFunds - ProFund VP Banks - Q/NQ
2015	13.966438	13.690410	-1.98%	6,268
2014	12.852656	13.966438	8.67%	1,606
2013	9.782219	12.852656	31.39%	6,032
2012	7.448418	9.782219	31.33%	1,740
2011*	10.000000	7.448418	-25.52%	7,846
ProFunds - ProFund VP Basic Materials - Q/NQ
2015	9.607100	8.141330	-15.26%	765
2014	9.596541	9.607100	0.11%	516
2013	8.230525	9.596541	16.60%	2,535
2012	7.706440	8.230525	6.80%	2,770
2011*	10.000000	7.706440	-22.94%	1,754
ProFunds - ProFund VP Bear - Q/NQ
2015	4.028722	3.770992	-6.40%	26,573
2014	4.772106	4.028722	-15.58%	2,150
2013	6.599518	4.772106	-27.69%	2,986
2012	8.037635	6.599518	-17.89%	6,248
2011	8.959978	8.037635	-10.29%	18,364
2010*	10.000000	8.959978	-10.40%	9,574
ProFunds - ProFund VP Biotechnology - Q/NQ
2015	27.390781	27.856237	1.70%	8,041
2014	21.446517	27.390781	27.72%	21,140
2013	12.934434	21.446517	65.81%	22,377
2012	9.337459	12.934434	38.52%	5,881
2011*	10.000000	9.337459	-6.63%	0
ProFunds - ProFund VP Bull - Q/NQ
2015	16.022222	15.701613	-2.00%	39,839
2014	14.600077	16.022222	9.74%	24,524
2013	11.429025	14.600077	27.75%	7,342
2012	10.193581	11.429025	12.12%	10,020
2011	10.353649	10.193581	-1.55%	3,890
2010*	10.000000	10.353649	3.54%	7,952

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2015	14.782543	15.159306	2.55%	8,474
2014	13.622096	14.782543	8.52%	1,050
2013	10.771734	13.622096	26.46%	493
2012	9.869870	10.771734	9.14%	10,157
2011*	10.000000	9.869870	-1.30%	927
ProFunds - ProFund VP Consumer Services - Q/NQ
2015	17.630941	18.171657	3.07%	18,475
2014	15.924210	17.630941	10.72%	3,635
2013	11.564259	15.924210	37.70%	6,255
2012	9.620547	11.564259	20.20%	13,302
2011*	10.000000	9.620547	-3.79%	591
ProFunds - ProFund VP Emerging Markets - Q/NQ
2015	7.987715	6.498411	-18.64%	12,898
2014	8.400843	7.987715	-4.92%	13,940
2013	9.118802	8.400843	-7.87%	34,749
2012	8.691660	9.118802	4.91%	22,348
2011	10.994712	8.691660	-20.95%	4,869
2010*	10.000000	10.994712	9.95%	26,005
ProFunds - ProFund VP Europe 30 - Q/NQ
2015	11.732382	10.294048	-12.26%	18,124
2014	13.045180	11.732382	-10.06%	878
2013	10.893590	13.045180	19.75%	5,215
2012	9.490440	10.893590	14.78%	7,544
2011	10.579665	9.490440	-10.30%	0
2010*	10.000000	10.579665	5.80%	0
ProFunds - ProFund VP Financials - Q/NQ
2015	14.663217	14.220188	-3.02%	18,316
2014	13.190274	14.663217	11.17%	13,772
2013	10.143941	13.190274	30.03%	16,637
2012	8.260954	10.143941	22.79%	3,091
2011*	10.000000	8.260954	-17.39%	0
ProFunds - ProFund VP Health Care - Q/NQ
2015	18.565088	19.195460	3.40%	49,962
2014	15.244523	18.565088	21.78%	42,682
2013	11.079480	15.244523	37.59%	28,579
2012	9.585817	11.079480	15.58%	5,374
2011*	10.000000	9.585817	-4.14%	8,570
ProFunds - ProFund VP Industrials - Q/NQ
2015	14.053130	13.362073	-4.92%	8,965
2014	13.520305	14.053130	3.94%	9,528
2013	9.937943	13.520305	36.05%	4,683
2012	8.717387	9.937943	14.00%	781
2011*	10.000000	8.717387	-12.83%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2015	11.108439	10.550998	-5.02%	3,007
2014	12.278947	11.108439	-9.53%	3,649
2013	10.437614	12.278947	17.64%	10,967
2012	9.145157	10.437614	14.13%	5,037
2011	10.843885	9.145157	-15.67%	3,382
2010*	10.000000	10.843885	8.44%	1,562
ProFunds - ProFund VP Internet - Q/NQ
2015	14.803534	17.540390	18.49%	19,053
2014	14.869816	14.803534	-0.45%	7,324
2013	9.955689	14.869816	49.36%	9,670
2012	8.443886	9.955689	17.90%	6,027
2011*	10.000000	8.443886	-15.56%	0
ProFunds - ProFund VP Japan - Q/NQ
2015	12.828011	13.362778	4.17%	16,156
2014	12.622743	12.828011	1.63%	5,332
2013	8.649298	12.622743	45.94%	12,860
2012	7.145809	8.649298	21.04%	254
2011	8.910045	7.145809	-19.80%	1,456
2010*	10.000000	8.910045	-10.90%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2015	18.723293	19.807205	5.79%	23,336
2014	16.253930	18.723293	15.19%	13,269
2013	12.295525	16.253930	32.19%	7,920
2012	10.745359	12.295525	14.43%	1,266
2011	10.757626	10.745359	-0.11%	490
2010*	10.000000	10.757626	7.58%	7,609
ProFunds - ProFund VP Oil & Gas - Q/NQ
2015	12.080188	9.113157	-24.56%	66,870
2014	13.766518	12.080188	-12.25%	67,017
2013	11.270307	13.766518	22.15%	5,262
2012	11.125823	11.270307	1.30%	7,648
2011	11.052374	11.125823	0.66%	15,248
2010*	10.000000	11.052374	10.52%	53,582
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2015	17.401507	17.892990	2.82%	13,801
2014	14.808514	17.401507	17.51%	23,122
2013	11.427433	14.808514	29.59%	20,563
2012	10.377513	11.427433	10.12%	14,777
2011*	10.000000	10.377513	3.78%	54,502
ProFunds - ProFund VP Precious Metals - Q/NQ
2015	3.185431	2.105748	-33.89%	75,210
2014	4.249933	3.185431	-25.05%	71,287
2013	6.956656	4.249933	-38.91%	64,765
2012	8.269407	6.956656	-15.87%	98,151
2011*	10.000000	8.269407	-17.31%	52,458

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2015	12.955123	12.795656	-1.23%	24,499
2014	10.525781	12.955123	23.08%	14,739
2013	10.681644	10.525781	-1.46%	7,437
2012	9.259981	10.681644	15.35%	14,460
2011*	10.000000	9.259981	-7.40%	8,445
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2015	3.901683	3.780220	-3.11%	175
2014	5.682680	3.901683	-31.34%	565
2013	4.955614	5.682680	14.67%	5,563
2012	5.408958	4.955614	-8.38%	6,614
2011	8.790588	5.408958	-38.47%	2,507
2010*	10.000000	8.790588	-12.09%	98,203
ProFunds - ProFund VP Semiconductor - Q/NQ
2015	14.443694	13.810896	-4.38%	6,319
2014	10.905437	14.443694	32.44%	17,863
2013	8.298932	10.905437	31.41%	1,816
2012	8.796647	8.298932	-5.66%	10,228
2011*	10.000000	8.796647	-12.03%	10,000
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2015	7.284061	7.997188	9.79%	1,684
2014	7.622011	7.284061	-4.43%	341
2013	7.759891	7.622011	-1.78%	341
2012	9.064841	7.759891	-14.40%	611
2011	8.320203	9.064841	8.95%	2,384
2010*	10.000000	8.320203	-16.80%	3,258
ProFunds - ProFund VP Short International - Q/NQ
2015	5.285353	5.006621	-5.27%	2,034
2014	5.222361	5.285353	1.21%	365
2013	6.715359	5.222361	-22.23%	378
2012	8.543350	6.715359	-21.40%	2,060
2011	8.523872	8.543350	0.23%	3,887
2010*	10.000000	8.523872	-14.76%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2015	3.365770	2.881356	-14.39%	3,095
2014	4.240726	3.365770	-20.63%	0
2013	6.101677	4.240726	-30.50%	1,343
2012	7.632629	6.101677	-20.06%	3,677
2011	8.659740	7.632629	-11.86%	5,455
2010*	10.000000	8.659740	-13.40%	12,062
ProFunds - ProFund VP Technology - Q/NQ
2015	14.413230	14.530716	0.82%	6,641
2014	12.394768	14.413230	16.28%	5,779
2013	10.056408	12.394768	23.25%	5,136
2012	9.260549	10.056408	8.59%	3,625
2011*	10.000000	9.260549	-7.39%	1,300

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2015	11.906983	11.900793	-0.05%	0
2014	12.026409	11.906983	-0.99%	1,266
2013	10.900166	12.026409	10.33%	516
2012	9.502530	10.900166	14.71%	516
2011*	10.000000	9.502530	-4.97%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2015	15.795504	14.673485	-7.10%	2,967
2014	11.763190	15.795504	34.28%	1,753
2013	14.771422	11.763190	-20.37%	2,845
2012	14.859996	14.771422	-0.60%	4,475
2011	10.517150	14.859996	41.29%	5,329
2010*	10.000000	10.517150	5.17%	3,881
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2015	34.313686	38.377334	11.84%	373
2014	25.658100	34.313686	33.73%	2,225
2013	14.556071	25.658100	76.27%	1,429
2012	11.054441	14.556071	31.68%	5,596
2011	11.363866	11.054441	-2.72%	15,232
2010*	10.000000	11.363866	13.64%	9,553
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2015	1.151612	0.836050	-27.40%	3,182
2014	1.820737	1.151612	-36.75%	23,984
2013	3.600572	1.820737	-49.43%	0
2012	5.646244	3.600572	-36.23%	13,478
2011	7.369239	5.646244	-23.38%	0
2010*	10.000000	7.369239	-26.31%	0
ProFunds - ProFund VP Utilities - Q/NQ
2015	14.718076	13.562207	-7.85%	9,126
2014	11.875769	14.718076	23.93%	24,050
2013	10.645473	11.875769	11.56%	10,349
2012	10.798185	10.645473	-1.41%	12,888
2011*	10.000000	10.798185	7.98%	1,863
Rydex Variable Trust - Banking Fund - Q/NQ
2015	8.236296	7.714489	-6.34%	3,460
2014	8.089399	8.236296	1.82%	3,298
2013	6.360487	8.089399	27.18%	4,001
2012	5.201242	6.360487	22.29%	22,035
2011	6.793194	5.201242	-23.43%	2,220
2010	6.104197	6.793194	11.29%	14,774
2009	6.420912	6.104197	-4.93%	1,591
2008	11.085711	6.420912	-42.08%	98,622
2007	15.443549	11.085711	-28.22%	14,973
2006	14.100315	15.443549	9.53%	36,661

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2015	21.206674	17.266382	-18.58%	3,463
2014	21.938995	21.206674	-3.34%	4,092
2013	22.009457	21.938995	-0.32%	15,617
2012	20.191529	22.009457	9.00%	11,770
2011	24.549799	20.191529	-17.75%	20,298
2010	19.685219	24.549799	24.71%	69,806
2009	12.862097	19.685219	53.05%	105,879
2008	23.928062	12.862097	-46.25%	47,230
2007	18.143987	23.928062	31.88%	67,138
2006	15.069119	18.143987	20.41%	92,517
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2015	29.087182	31.062673	6.79%	14,227
2014	22.265304	29.087182	30.64%	14,692
2013	14.666155	22.265304	51.81%	17,772
2012	10.955491	14.666155	33.87%	18,756
2011	10.061969	10.955491	8.88%	26,181
2010	9.232292	10.061969	8.99%	44,613
2009	7.924338	9.232292	16.51%	57,236
2008	9.123656	7.924338	-13.15%	123,049
2007	8.877106	9.123656	2.78%	54,345
2006	9.326503	8.877106	-4.82%	28,286
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2015	2.981812	1.943293	-34.83%	19,612
2014	4.589825	2.981812	-35.03%	33,363
2013	4.816782	4.589825	-4.71%	42,075
2012	4.962667	4.816782	-2.94%	37,739
2011	5.399392	4.962667	-8.09%	65,832
2010	5.076719	5.399392	6.36%	92,479
2009	4.622252	5.076719	9.83%	33,955
2008	9.210605	4.622252	-49.82%	42,457
2007	7.141327	9.210605	28.98%	113,988
2006	8.832201	7.141327	-19.14%	23,293
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2015	28.002554	29.283982	4.58%	16,913
2014	25.254565	28.002554	10.88%	6,869
2013	20.001322	25.254565	26.26%	14,385
2012	18.631366	20.001322	7.35%	17,404
2011	16.634600	18.631366	12.00%	24,518
2010	14.406575	16.634600	15.47%	22,433
2009	12.284767	14.406575	17.27%	40,087
2008	16.288137	12.284767	-24.58%	17,529
2007	14.895641	16.288137	9.35%	16,831
2006	12.884330	14.895641	15.61%	35,093

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2015	19.804167	18.674843	-5.70%	37,118
2014	17.222138	19.804167	14.99%	38,481
2013	10.751796	17.222138	60.18%	23,114
2012	9.323001	10.751796	15.33%	22,730
2011	8.680552	9.323001	7.40%	54,073
2010	7.077132	8.680552	22.66%	20,837
2009	5.252120	7.077132	34.75%	81,932
2008	13.935235	5.252120	-62.31%	172,830
2007	13.088921	13.935235	6.47%	128,305
2006	10.183933	13.088921	28.53%	123,792
Rydex Variable Trust - Electronics Fund - Q/NQ
2015	10.880549	10.937230	0.52%	11,315
2014	8.931661	10.880549	21.82%	7,590
2013	6.717520	8.931661	32.96%	7,517
2012	6.752568	6.717520	-0.52%	11,005
2011	8.212811	6.752568	-17.78%	12,524
2010	7.614494	8.212811	7.86%	39,945
2009	4.500703	7.614494	69.18%	150,290
2008	9.163793	4.500703	-50.89%	8,618
2007	9.547284	9.163793	-4.02%	5,382
2006	9.462053	9.547284	0.90%	24,356
Rydex Variable Trust - Energy Fund - Q/NQ
2015	21.073139	14.475577	-31.31%	40,488
2014	26.304229	21.073139	-19.89%	42,298
2013	21.639854	26.304229	21.55%	6,260
2012	21.465652	21.639854	0.81%	8,148
2011	23.157245	21.465652	-7.30%	20,563
2010	19.757216	23.157245	17.21%	27,061
2009	14.489790	19.757216	36.35%	68,207
2008	27.273941	14.489790	-46.87%	39,047
2007	20.797602	27.273941	31.14%	84,328
2006	18.873199	20.797602	10.20%	41,166
Rydex Variable Trust - Energy Services Fund - Q/NQ
2015	20.581136	13.838722	-32.76%	47,678
2014	29.586159	20.581136	-30.44%	45,220
2013	24.257068	29.586159	21.97%	11,672
2012	24.540844	24.257068	-1.16%	11,436
2011	27.480334	24.540844	-10.70%	20,274
2010	22.144553	27.480334	24.10%	48,744
2009	13.848850	22.144553	59.90%	74,139
2008	33.180175	13.848850	-58.26%	42,437
2007	24.584817	33.180175	34.96%	54,713
2006	22.500391	24.584817	9.26%	34,129

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2015	10.223192	9.341382	-8.63%	8,757
2014	11.866500	10.223192	-13.85%	8,789
2013	9.728764	11.866500	21.97%	28,318
2012	8.122893	9.728764	19.77%	28,789
2011	9.722259	8.122893	-16.45%	10,178
2010	11.067885	9.722259	-12.16%	18,516
2009	8.287590	11.067885	33.55%	26,798
2008	18.649748	8.287590	-55.56%	44,534
2007	16.756318	18.649748	11.30%	157,885
2006	13.141356	16.756318	27.51%	108,235
Rydex Variable Trust - Financial Services Fund - Q/NQ
2015	11.435465	10.809411	-5.47%	14,164
2014	10.317602	11.435465	10.83%	17,472
2013	8.216037	10.317602	25.58%	13,484
2012	6.802596	8.216037	20.78%	16,270
2011	8.121610	6.802596	-16.24%	17,601
2010	7.213287	8.121610	12.59%	23,430
2009	6.121981	7.213287	17.83%	25,107
2008	11.969183	6.121981	-48.85%	90,033
2007	14.974312	11.969183	-20.07%	53,019
2006	13.029429	14.974312	14.93%	51,630
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2015	20.070675	18.752590	-6.57%	5,436
2014	15.139329	20.070675	32.57%	23,631
2013	18.811249	15.139329	-19.52%	14,002
2012	18.550711	18.811249	1.40%	21,448
2011	13.317393	18.550711	39.30%	38,614
2010	12.285855	13.317393	8.40%	51,299
2009	18.229096	12.285855	-32.60%	80,419
2008	12.785159	18.229096	42.58%	53,619
2007	11.835145	12.785159	8.03%	106,462
2006	12.411996	11.835145	-4.65%	47,978
Rydex Variable Trust - Health Care Fund - Q/NQ
2015	23.262542	23.939395	2.91%	18,915
2014	18.960764	23.262542	22.69%	21,828
2013	13.580532	18.960764	39.62%	28,288
2012	11.773902	13.580532	15.34%	26,765
2011	11.423376	11.773902	3.07%	37,776
2010	10.867554	11.423376	5.11%	36,888
2009	8.855876	10.867554	22.72%	53,142
2008	11.971360	8.855876	-26.02%	83,955
2007	11.469837	11.971360	4.37%	60,785
2006	11.083330	11.469837	3.49%	54,270
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2015	9.970325	9.746131	-2.25%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2015	26.342319	28.101840	6.68%	8,507
2014	26.243614	26.342319	0.38%	9,384
2013	17.626534	26.243614	48.89%	15,407
2012	15.004814	17.626534	17.47%	13,069
2011	17.303796	15.004814	-13.29%	20,336
2010	14.552969	17.303796	18.90%	65,224
2009	8.912645	14.552969	63.28%	66,701
2008	16.423342	8.912645	-45.73%	1,392
2007	15.113218	16.423342	8.67%	27,282
2006	13.993041	15.113218	8.01%	27,976
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2015	0.835409	0.756387	-9.46%	13,678
2014	1.084664	0.835409	-22.98%	23,449
2013	1.963488	1.084664	-44.76%	9,975
2012	2.572088	1.963488	-23.66%	59,403
2011	3.582416	2.572088	-28.20%	19,503
2010	5.220099	3.582416	-31.37%	64,480
2009	9.579923	5.220099	-45.51%	69,083
2008	6.049907	9.579923	58.35%	22,478
2007	6.752665	6.049907	-10.41%	42,581
2006	8.767180	6.752665	-22.98%	30,564
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2015	2.966791	2.885257	-2.75%	3,851
2014	4.013317	2.966791	-26.08%	23,642
2013	3.536752	4.013317	13.47%	69,775
2012	3.829815	3.536752	-7.65%	44,234
2011	5.592222	3.829815	-31.52%	49,382
2010	6.514747	5.592222	-14.16%	51,482
2009	5.541602	6.514747	17.56%	124,700
2008	8.065565	5.541602	-31.29%	79,133
2007	8.580497	8.065565	-6.00%	70,183
2006	8.061736	8.580497	6.43%	24,873
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2015	2.032801	1.978786	-2.66%	26,089
2014	2.334681	2.032801	-12.93%	26,089
2013	3.274174	2.334681	-28.69%	26,775
2012	4.073842	3.274174	-19.63%	27,557
2011	4.465344	4.073842	-8.77%	31,401
2010	6.071083	4.465344	-26.45%	513
2009	9.528070	6.071083	-36.28%	10,006
2008	7.199783	9.528070	32.34%	3,730
2007	7.461869	7.199783	-3.51%	11,210
2006	7.880538	7.461869	-5.31%	7,708

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2015	1.089036	0.934157	-14.22%	43,066
2014	1.359452	1.089036	-19.89%	44,732
2013	1.946308	1.359452	-30.15%	49,005
2012	2.430154	1.946308	-19.91%	90,173
2011	2.744908	2.430154	-11.47%	72,807
2010	3.541322	2.744908	-22.49%	56,386
2009	6.003078	3.541322	-41.01%	72,502
2008	4.119254	6.003078	45.73%	8,791
2007	4.716591	4.119254	-12.66%	46,262
2006	4.858775	4.716591	-2.93%	134,716
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2015	1.883101	1.855789	-1.45%	109,309
2014	2.098426	1.883101	-10.26%	67,908
2013	3.082333	2.098426	-31.92%	64,551
2012	3.825501	3.082333	-19.43%	45,777
2011	4.205804	3.825501	-9.04%	44,775
2010	5.902771	4.205804	-28.75%	69,110
2009	8.929924	5.902771	-33.90%	66,968
2008	7.274206	8.929924	22.76%	11,517
2007	7.012859	7.274206	3.73%	39,984
2006	8.090147	7.012859	-13.32%	30,060
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2015	2.271438	2.137074	-5.92%	23,647
2014	2.697049	2.271438	-15.78%	31,041
2013	3.728105	2.697049	-27.66%	41,023
2012	4.561544	3.728105	-18.27%	54,551
2011	5.093872	4.561544	-10.45%	53,835
2010	6.230801	5.093872	-18.25%	60,663
2009	8.735611	6.230801	-28.67%	176,350
2008	6.372157	8.735611	37.09%	57,439
2007	6.419855	6.372157	-0.74%	71,706
2006	7.049628	6.419855	-8.93%	123,023
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2015	10.827439	11.938357	10.26%	8,475
2014	13.001462	10.827439	-16.72%	10,045
2013	8.465471	13.001462	53.58%	13,563
2012	7.159668	8.465471	18.24%	22,044
2011	10.234900	7.159668	-30.05%	13,112
2010	8.983142	10.234900	13.93%	24,899
2009	7.377924	8.983142	21.76%	38,065
2008	11.181229	7.377924	-34.02%	81,620
2007	12.795296	11.181229	-12.61%	56,306
2006	12.361296	12.795296	3.51%	57,642

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2015	26.825194	26.489612	-1.25%	11,325
2014	25.349709	26.825194	5.82%	12,617
2013	18.080506	25.349709	40.20%	16,732
2012	15.138227	18.080506	19.44%	20,193
2011	15.008143	15.138227	0.87%	20,962
2010	11.695342	15.008143	28.33%	50,219
2009	8.688626	11.695342	34.61%	16,563
2008	17.337132	8.688626	-49.88%	944
2007	18.070198	17.337132	-4.06%	4,073
2006	14.865260	18.070198	21.56%	31,261
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2015	33.810273	31.454638	-6.97%	4,912
2014	30.680921	33.810273	10.20%	5,798
2013	20.743383	30.680921	47.91%	7,194
2012	16.947527	20.743383	22.40%	20,608
2011	18.628196	16.947527	-9.02%	30,462
2010	13.755636	18.628196	35.42%	75,141
2009	9.168472	13.755636	50.03%	33,981
2008	20.620867	9.168472	-55.54%	119,664
2007	20.220219	20.620867	1.98%	20,664
2006	18.592321	20.220219	8.76%	193,573
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2015	30.285459	34.177173	12.85%	19,257
2014	22.523891	30.285459	34.46%	30,880
2013	12.694806	22.523891	77.43%	33,160
2012	9.614248	12.694806	32.04%	28,407
2011	9.831760	9.614248	-2.21%	31,520
2010	7.294614	9.831760	34.78%	58,403
2009	3.401836	7.294614	114.43%	44,187
2008	12.611369	3.401836	-73.03%	113,678
2007	9.992706	12.611369	26.21%	80,289
2006	9.679013	9.992706	3.24%	90,976
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2015	26.617667	28.364681	6.56%	26,317
2014	23.020448	26.617667	15.63%	44,870
2013	17.369433	23.020448	32.53%	44,444
2012	15.109516	17.369433	14.96%	10,497
2011	15.021099	15.109516	0.59%	33,000
2010	12.877120	15.021099	16.65%	66,184
2009	8.605078	12.877120	49.65%	117,177
2008	15.047975	8.605078	-42.82%	52,717
2007	12.973783	15.047975	15.99%	71,224
2006	12.458267	12.973783	4.14%	25,014

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2015	18.646442	18.225540	-2.26%	40,409
2014	15.971365	18.646442	16.75%	53,145
2013	10.888367	15.971365	46.68%	24,188
2012	9.047488	10.888367	20.35%	20,060
2011	9.298188	9.047488	-2.70%	113,387
2010	7.872612	9.298188	18.11%	33,622
2009	5.901225	7.872612	33.41%	101,337
2008	13.167273	5.901225	-55.18%	48,641
2007	13.226834	13.167273	-0.45%	34,429
2006	11.263509	13.226834	17.43%	239,577
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2015	9.758037	6.688922	-31.45%	52,259
2014	11.992117	9.758037	-18.63%	35,084
2013	22.600679	11.992117	-46.94%	37,185
2012	23.938353	22.600679	-5.59%	43,851
2011	32.059384	23.938353	-25.33%	62,079
2010	23.583778	32.059384	35.94%	102,879
2009	16.051561	23.583778	46.93%	87,039
2008	26.539936	16.051561	-39.52%	95,593
2007	22.550844	26.539936	17.69%	71,732
2006	18.862786	22.550844	19.55%	60,312
Rydex Variable Trust - Real Estate Fund - Q/NQ
2015	22.427691	21.522629	-4.04%	16,068
2014	18.825687	22.427691	19.13%	32,093
2013	18.396476	18.825687	2.33%	32,008
2012	15.790145	18.396476	16.51%	31,239
2011	15.683065	15.790145	0.68%	33,226
2010	12.757550	15.683065	22.93%	55,582
2009	10.344821	12.757550	23.32%	36,820
2008	18.006199	10.344821	-42.55%	15,756
2007	22.615233	18.006199	-20.38%	42,648
2006	17.571332	22.615233	28.71%	83,752
Rydex Variable Trust - Retailing Fund - Q/NQ
2015	24.997048	24.282943	-2.86%	8,703
2014	23.367907	24.997048	6.97%	13,376
2013	17.478652	23.367907	33.69%	18,900
2012	15.204444	17.478652	14.96%	15,551
2011	14.666232	15.204444	3.67%	15,805
2010	11.904340	14.666232	23.20%	65,120
2009	8.383933	11.904340	41.99%	4,758
2008	12.700726	8.383933	-33.99%	7,472
2007	14.762041	12.700726	-13.96%	1,282
2006	13.621308	14.762041	8.37%	49,363

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2015	25.541444	22.863170	-10.49%	7,316
2014	24.876920	25.541444	2.67%	13,194
2013	15.935875	24.876920	56.11%	14,151
2012	13.257154	15.935875	20.21%	16,711
2011	15.334036	13.257154	-13.54%	16,596
2010	11.298906	15.334036	35.71%	110,647
2009	8.609030	11.298906	31.24%	51,283
2008	17.981444	8.609030	-52.12%	130,683
2007	19.586062	17.981444	-8.19%	32,806
2006	16.461469	19.586062	18.98%	331,885
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2015	18.373998	17.789037	-3.18%	5,641
2014	14.971986	18.373998	22.72%	12,230
2013	9.013885	14.971986	66.10%	27,014
2012	7.076456	9.013885	27.38%	30,028
2011	7.483132	7.076456	-5.43%	95,727
2010	6.058008	7.483132	23.52%	149,158
2009	4.203847	6.058008	44.11%	162,789
2008	13.338355	4.203847	-68.48%	707,799
2007	13.466959	13.338355	-0.95%	127,955
2006	11.057764	13.466959	21.79%	81,365
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2015	19.594337	19.499041	-0.49%	53,576
2014	17.703979	19.594337	10.68%	78,337
2013	12.724849	17.703979	39.13%	65,009
2012	11.407329	12.724849	11.55%	44,928
2011	11.714052	11.407329	-2.62%	52,782
2010	9.516240	11.714052	23.10%	77,638
2009	6.564930	9.516240	44.96%	152,953
2008	11.081937	6.564930	-40.76%	66,854
2007	10.730258	11.081937	3.28%	84,969
2006	10.339992	10.730258	3.77%	67,497
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2015	19.689918	17.566471	-10.78%	35,075
2014	18.027123	19.689918	9.22%	94,069
2013	12.605229	18.027123	43.01%	114,562
2012	10.475567	12.605229	20.33%	65,739
2011	10.988358	10.475567	-4.67%	147,619
2010	9.276548	10.988358	18.45%	50,695
2009	6.229604	9.276548	48.91%	206,720
2008	12.324386	6.229604	-49.45%	57,228
2007	13.229554	12.324386	-6.84%	39,618
2006	11.420193	13.229554	15.84%	368,088

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2015	23.133784	23.075736	-0.25%	42,260
2014	23.868644	23.133784	-3.08%	49,937
2013	18.085908	23.868644	31.97%	102,483
2012	15.830030	18.085908	14.25%	52,397
2011	16.185226	15.830030	-2.19%	33,775
2010	12.399997	16.185226	30.53%	157,673
2009	8.031772	12.399997	54.39%	127,707
2008	12.776731	8.031772	-37.14%	29,074
2007	11.967429	12.776731	6.76%	62,433
2006	11.786747	11.967429	1.53%	18,025
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2015	19.478631	16.901379	-13.23%	31,379
2014	18.538843	19.478631	5.07%	41,160
2013	13.865970	18.538843	33.70%	113,702
2012	12.039540	13.865970	15.17%	66,588
2011	13.170538	12.039540	-8.59%	171,664
2010	11.136028	13.170538	18.27%	39,326
2009	7.285771	11.136028	52.85%	154,936
2008	13.128955	7.285771	-44.51%	38,681
2007	14.016125	13.128955	-6.33%	36,200
2006	12.159767	14.016125	15.27%	40,886
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2015	20.004084	19.620522	-1.92%	27,780
2014	20.319155	20.004084	-1.55%	11,597
2013	14.605819	20.319155	39.12%	51,956
2012	13.413394	14.605819	8.89%	10,973
2011	13.161471	13.413394	1.91%	57,357
2010	10.660707	13.161471	23.46%	80,040
2009	8.082799	10.660707	31.89%	15,938
2008	12.500278	8.082799	-35.34%	34,369
2007	12.711947	12.500278	-1.67%	21,460
2006	11.985018	12.711947	6.07%	34,753
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2015	17.787070	15.139703	-14.88%	14,017
2014	17.833051	17.787070	-0.26%	13,610
2013	12.682158	17.833051	40.62%	40,348
2012	10.701365	12.682158	18.51%	51,312
2011	12.003074	10.701365	-10.84%	50,376
2010	9.745779	12.003074	23.16%	34,152
2009	6.100558	9.745779	59.75%	80,111
2008	10.967504	6.100558	-44.38%	56,058
2007	13.989329	10.967504	-21.60%	21,673
2006	11.919630	13.989329	17.36%	76,466

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2015	6.456713	7.205348	11.59%	7,007
2014	5.334954	6.456713	21.03%	51,571
2013	5.584754	5.334954	-4.47%	13,444
2012	6.053112	5.584754	-7.74%	14,500
2011	6.421793	6.053112	-5.74%	28,858
2010	6.830688	6.421793	-5.99%	34,641
2009	8.243940	6.830688	-17.14%	38,213
2008	7.932451	8.243940	3.93%	2,048
2007	9.042761	7.932451	-12.28%	38,453
2006	10.276814	9.042761	-12.01%	571
Rydex Variable Trust - Technology Fund - Q/NQ
2015	18.815946	18.730517	-0.45%	17,038
2014	17.334464	18.815946	8.55%	18,892
2013	13.004499	17.334464	33.30%	13,822
2012	11.796068	13.004499	10.24%	19,134
2011	13.195383	11.796068	-10.60%	20,268
2010	11.963357	13.195383	10.30%	28,351
2009	7.809389	11.963357	53.19%	42,187
2008	14.531578	7.809389	-46.26%	17,705
2007	13.373443	14.531578	8.66%	36,097
2006	12.827788	13.373443	4.25%	24,652
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2015	8.751450	8.036091	-8.17%	3,183
2014	8.662674	8.751450	1.02%	2,150
2013	7.490853	8.662674	15.64%	3,512
2012	7.256427	7.490853	3.23%	3,548
2011	8.610584	7.256427	-15.73%	6,041
2010	7.637755	8.610584	12.74%	13,724
2009	6.028738	7.637755	26.69%	10,479
2008	11.202954	6.028738	-46.19%	10,614
2007	10.419129	11.202954	7.52%	49,914
2006	8.854887	10.419129	17.67%	28,047
Rydex Variable Trust - Transportation Fund - Q/NQ
2015	28.802073	24.361166	-15.42%	8,373
2014	23.823472	28.802073	20.90%	13,730
2013	16.063689	23.823472	48.31%	19,787
2012	13.877014	16.063689	15.76%	16,910
2011	15.858421	13.877014	-12.49%	26,947
2010	12.976298	15.858421	22.21%	57,065
2009	11.228473	12.976298	15.57%	43,910
2008	15.260051	11.228473	-26.42%	23,730
2007	16.988761	15.260051	-10.18%	15,146
2006	16.068996	16.988761	5.72%	49,845

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2015	15.979647	14.573775	-8.80%	10,587
2014	13.207525	15.979647	20.99%	16,320
2013	11.806599	13.207525	11.87%	10,411
2012	11.860394	11.806599	-0.45%	13,220
2011	10.359327	11.860394	14.49%	37,543
2010	9.844849	10.359327	5.23%	22,900
2009	8.787468	9.844849	12.03%	43,887
2008	12.674369	8.787468	-30.67%	83,180
2007	11.407448	12.674369	11.11%	129,954
2006	9.578446	11.407448	19.09%	166,999
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2015	7.566365	6.195489	-18.12%	1,025
2014	9.842491	7.566365	-23.13%	849
2013	10.287065	9.842491	-4.32%	2,716
2012	10.368391	10.287065	-0.78%	2,088
2011	10.934074	10.368391	-5.17%	3,003
2010	11.766073	10.934074	-7.07%	22,413
2009	11.210752	11.766073	4.95%	18,717
2008	12.975130	11.210752	-13.60%	15,018
2007	11.158682	12.975130	16.28%	13,572
2006	9.710544	11.158682	14.91%	7,704
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.030924	9.786049	-2.44%	0
2014	10.050713	10.030924	-0.20%	71
2013*	10.000000	10.050713	0.51%	100
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	10.874505	10.580109	-2.71%	651
2014	10.735418	10.874505	1.30%	651
2013	11.950931	10.735418	-10.17%	0
2012	10.298552	11.950931	16.04%	6,240
2011*	10.000000	10.298552	2.99%	621
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.593211	8.980869	-15.22%	3,015
2014*	10.000000	10.593211	5.93%	3,367
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	11.997459	11.643994	-2.95%	7,102
2014	10.703699	11.997459	12.09%	11,011
2013	10.593204	10.703699	1.04%	16,719
2012	8.280704	10.593204	27.93%	21,662
2011*	10.000000	8.280704	-17.19%	425

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.364839	10.458077	-7.98%	569
2014	11.317862	11.364839	0.42%	0
2013	9.931492	11.317862	13.96%	17
2012	8.872927	9.931492	11.93%	349
2011*	10.000000	8.872927	-11.27%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	6.775320	4.439174	-34.48%	939
2014	8.507323	6.775320	-20.36%	907
2013	7.817737	8.507323	8.82%	6,351
2012	7.681036	7.817737	1.78%	8,982
2011*	10.000000	7.681036	-23.19%	447

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2015	12.195043	12.155185	-0.33%	190
2014	11.570719	12.195043	5.40%	5,295
2013	10.113118	11.570719	14.41%	190
2012	9.065393	10.113118	11.56%	0
2011*	10.000000	9.065393	-9.35%	194
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.413658	6.971580	-38.92%	1,424
2014	10.364701	11.413658	10.12%	1,277
2013*	10.000000	10.364701	3.65%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.251642	9.954764	-2.90%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.269951	9.856195	-4.03%	27,392
2014	10.103557	10.269951	1.65%	60,015
2013	11.219190	10.103557	-9.94%	65,541
2012	10.617842	11.219190	5.66%	33,276
2011*	10.000000	10.617842	6.18%	29,716
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015*	10.000000	9.231053	-7.69%	2,257
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I - Q/NQ
2015*	10.000000	9.944143	-0.56%	2,577
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2015*	10.000000	9.358450	-6.42%	8,475
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.836557	9.505647	-3.36%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.492612	11.306530	-1.62%	44
2014	11.463646	11.492612	0.25%	0
2013*	10.000000	11.463646	14.64%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.279742	11.962293	-2.59%	38,464
2014	12.242861	12.279742	0.30%	70,252
2013	10.874271	12.242861	12.59%	71,134
2012	10.049851	10.874271	8.20%	48,489
2011	10.598734	10.049851	-5.18%	97,303
2010*	10.000000	10.598734	5.99%	38,266
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2015	9.933177	9.384679	-5.52%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2015	7.056601	5.200944	-26.30%	549
2014	8.641464	7.056601	-18.34%	549
2013	9.787272	8.641464	-11.71%	549
2012	10.159662	9.787272	-3.67%	549
2011	11.819913	10.159662	-14.05%	549
2010*	10.000000	11.819913	18.20%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.867426	10.424458	-4.08%	58
2014*	10.000000	10.867426	8.67%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.561835	-4.38%	716
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2015	11.816683	11.620604	-1.66%	2,601
2014	11.378624	11.816683	3.85%	502
2013	10.025737	11.378624	13.49%	502
2012	9.078364	10.025737	10.44%	0
2011*	10.000000	9.078364	-9.22%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.665791	-3.34%	18,922
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.259534	-7.40%	8,078
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.248960	2.49%	5,807
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.095167	-9.05%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.879540	9.533254	-3.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.091758	13.004715	-7.71%	4,859
2014	13.924318	14.091758	1.20%	5,465
2013	11.432960	13.924318	21.79%	5,555
2012	10.074574	11.432960	13.48%	5,394
2011	10.398398	10.074574	-3.11%	5,565
2010*	10.000000	10.398398	3.98%	5,131
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.841004	9.914996	-8.54%	4,555
2014	10.531179	10.841004	2.94%	801
2013*	10.000000	10.531179	5.31%	307

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.862201	11.246322	-5.19%	2,198
2014	11.404080	11.862201	4.02%	0
2013*	10.000000	11.404080	14.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.388601	-6.11%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.495988	9.727234	-7.32%	0
2014	10.261787	10.495988	2.28%	0
2013*	10.000000	10.261787	2.62%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.967982	9.753061	-2.16%	716
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.914741	9.536572	-3.81%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2015	12.313549	11.377737	-7.60%	2,442
2014	12.093923	12.313549	1.82%	2,507
2013	9.957139	12.093923	21.46%	1,633
2012	8.899578	9.957139	11.88%	1,707
2011	9.756273	8.899578	-8.78%	1,782
2010	8.611429	9.756273	13.29%	6,529
2009	6.277649	8.611429	37.18%	10,146
2008	11.210393	6.277649	-44.00%	9,838
2007	10.014417	11.210393	11.94%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2015	11.289550	10.662974	-5.55%	1,683
2014	11.160660	11.289550	1.15%	1,728
2013	9.551408	11.160660	16.85%	722
2012	8.634934	9.551408	10.61%	750
2011	9.160774	8.634934	-5.74%	780
2010	8.184293	9.160774	11.93%	3,852
2009	6.124945	8.184293	33.62%	6,446
2008	10.757522	6.124945	-43.06%	6,446
2007*	10.000000	10.757522	7.58%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2015	11.023871	10.396823	-5.69%	4,934
2014	11.005030	11.023871	0.17%	4,985
2013	10.151940	11.005030	8.40%	493
2012	9.312775	10.151940	9.01%	517
2011	9.490168	9.312775	-1.87%	543
2010	8.689735	9.490168	9.21%	1,794
2009	7.204174	8.689735	20.62%	2,596
2008	10.470163	7.204174	-31.19%	2,596
2007	10.017699	10.470163	4.52%	677

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.623403	7.385313	-3.12%	11,012
2014	6.912085	7.623403	10.29%	12,888
2013	6.847192	6.912085	0.95%	11,589
2012	7.836910	6.847192	-12.63%	9,577
2011	8.716036	7.836910	-10.09%	8,546
2010	9.182426	8.716036	-5.08%	13,612
2009	9.722000	9.182426	-5.55%	11,862
2008*	10.000000	9.722000	-2.78%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	13.979812	13.929475	-0.36%	2,159
2014	13.820855	13.979812	1.15%	2,170
2013	11.957937	13.820855	15.58%	3,052
2012	11.637177	11.957937	2.76%	3,052
2011	12.656611	11.637177	-8.05%	13,018
2010	11.565908	12.656611	9.43%	14,227
2009	9.233709	11.565908	25.26%	35,412
2008	15.834410	9.233709	-41.69%	50,666
2007	13.111022	15.834410	20.77%	60,241
2006	11.961686	13.111022	9.61%	41,557
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.046884	9.066721	0.22%	1,875
2014	8.784655	9.046884	2.99%	1,904
2013	8.782304	8.784655	0.03%	1,934
2012	8.731188	8.782304	0.59%	2,018
2011	8.582639	8.731188	1.73%	1,530
2010	8.214353	8.582639	4.48%	1,555
2009	8.631388	8.214353	-4.83%	0
2008	10.792199	8.631388	-20.02%	8,293
2007	10.563509	10.792199	2.16%	267
2006	10.066199	10.563509	4.94%	1,996
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2015	10.217514	10.127279	-0.88%	2,488
2014	10.142168	10.217514	0.74%	1,808
2013*	10.000000	10.142168	1.42%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.426066	10.228254	-1.90%	0
2014	10.057626	10.426066	3.66%	0
2013*	10.000000	10.057626	0.58%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.404518	9.787508	-5.93%	1,302
2014	10.002534	10.404518	4.02%	1,231
2013*	10.000000	10.002534	0.03%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	12.805756	11.549084	-9.81%	14,842
2014	13.737314	12.805756	-6.78%	36,080
2013	11.156713	13.737314	23.13%	55,635
2012	9.514099	11.156713	17.27%	48,618
2011	10.419324	9.514099	-8.69%	30,084
2010*	10.000000	10.419324	4.19%	30,252
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.217400	7.250773	-21.34%	0
2014	9.822798	9.217400	-6.16%	0
2013*	10.000000	9.822798	-1.77%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.689065	8.954490	-7.58%	0
2014	9.997521	9.689065	-3.09%	0
2013*	10.000000	9.997521	-0.02%	9,702
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.131546	10.680606	-4.05%	2,990
2014	10.851635	11.131546	2.58%	2,924
2013	10.160147	10.851635	6.81%	0
2012	9.450262	10.160147	7.51%	0
2011*	10.000000	9.450262	-5.50%	182
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.282614	13.198710	-0.63%	10,484
2014	12.856968	13.282614	3.31%	11,895
2013	10.598191	12.856968	21.31%	10,616
2012	9.308011	10.598191	13.86%	0
2011*	10.000000	9.308011	-6.92%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.824287	9.415036	-4.17%	849
2014*	10.000000	9.824287	-1.76%	1,053
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.213639	9.724126	-4.79%	0
2014*	10.000000	10.213639	2.14%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.951721	11.388966	-4.71%	0
2014	11.777583	11.951721	1.48%	0
2013*	10.000000	11.777583	17.78%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.538905	11.154270	-3.33%	0
2014	11.512517	11.538905	0.23%	0
2013*	10.000000	11.512517	15.13%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.073783	9.926668	-1.46%	72

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	14.788685	14.296830	-3.33%	0
2014	14.382394	14.788685	2.82%	0
2013	11.288766	14.382394	27.40%	0
2012	9.877236	11.288766	14.29%	0
2011	10.721409	9.877236	-7.87%	0
2010*	10.000000	10.721409	7.21%	1,701
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.837503	12.498278	-2.64%	10,454
2014	12.508686	12.837503	2.63%	17,102
2013	11.086995	12.508686	12.82%	7,523
2012	10.145515	11.086995	9.28%	2,200
2011	10.450706	10.145515	-2.92%	2,346
2010*	10.000000	10.450706	4.51%	2,466
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.801832	13.400537	-2.91%	0
2014	13.396929	13.801832	3.02%	0
2013	11.229041	13.396929	19.31%	0
2012	10.042027	11.229041	11.82%	0
2011	10.569390	10.042027	-4.99%	0
2010*	10.000000	10.569390	5.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.377672	11.113468	-2.32%	3,719
2014	11.189342	11.377672	1.68%	4,200
2013	10.836725	11.189342	3.25%	4,327
2012	10.245098	10.836725	5.77%	4,451
2011	10.266454	10.245098	-0.21%	10,759
2010*	10.000000	10.266454	2.66%	11,045
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.341229	9.738819	-5.83%	0
2014	10.277103	10.341229	0.62%	0
2013*	10.000000	10.277103	2.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.286710	9.628482	-6.40%	0
2014	10.349101	10.286710	-0.60%	0
2013*	10.000000	10.349101	3.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.313146	12.960486	-2.65%	1,754
2014	12.938322	13.313146	2.90%	7,070
2013	11.161412	12.938322	15.92%	7,070
2012	10.094619	11.161412	10.57%	1,754
2011	10.503422	10.094619	-3.89%	1,754
2010*	10.000000	10.503422	5.03%	1,754

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.152274	13.715861	-3.08%	0
2014	13.754927	14.152274	2.89%	0
2013	11.247900	13.754927	22.29%	0
2012	9.976105	11.247900	12.75%	0
2011	10.634813	9.976105	-6.19%	0
2010*	10.000000	10.634813	6.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.374724	12.047019	-2.65%	24,193
2014	12.082693	12.374724	2.42%	24,193
2013	11.038573	12.082693	9.46%	24,193
2012	10.194559	11.038573	8.28%	24,193
2011	10.388063	10.194559	-1.86%	17,749
2010*	10.000000	10.388063	3.88%	20,790
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.737096	10.510660	-2.11%	15,210
2014	10.403812	10.737096	3.20%	14,661
2013	10.794136	10.403812	-3.62%	0
2012	10.241122	10.794136	5.40%	1,424
2011*	10.000000	10.241122	2.41%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	9.637264	7.966102	-17.34%	0
2014*	10.000000	9.637264	-3.63%	1,056
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.724553	9.232246	-5.06%	0
2014*	10.000000	9.724553	-2.75%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.219729	9.720451	-4.89%	0
2014*	10.000000	10.219729	2.20%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.144719	9.971543	-1.71%	17,935
2014*	10.000000	10.144719	1.45%	18,161
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.727356	9.479865	-2.54%	3,294
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.331867	10.065075	-2.58%	120,651
2014*	10.000000	10.331867	3.32%	169,436
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.235233	10.053973	-1.77%	0
2014*	10.000000	10.235233	2.35%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.311911	10.092945	-2.12%	26,060
2014*	10.000000	10.311911	3.12%	26,060
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.139577	10.003765	-1.34%	12,924
2014*	10.000000	10.139577	1.40%	18,160
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.340080	9.844844	-4.79%	0
2014	10.256330	10.340080	0.82%	0
2013*	10.000000	10.256330	2.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.332079	9.764652	-5.49%	0
2014	10.321151	10.332079	0.11%	0
2013*	10.000000	10.321151	3.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.299364	10.100651	-1.93%	100,884
2014*	10.000000	10.299364	2.99%	137,386
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.302723	10.063893	-2.32%	55,204
2014*	10.000000	10.302723	3.03%	60,821
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.230413	10.063643	-1.63%	39,957
2014*	10.000000	10.230413	2.30%	46,730
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.122756	9.708353	-4.09%	2,442
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.217075	9.069599	-1.60%	163,349
2014	9.366944	9.217075	-1.60%	105,885
2013	9.519247	9.366944	-1.60%	97,984
2012	9.674457	9.519247	-1.60%	141,431
2011	9.831323	9.674457	-1.60%	232,779
2010	9.991166	9.831323	-1.60%	344,078
2009*	10.000000	9.991166	-0.09%	307,928
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.772254	9.337959	-4.44%	0
2014	9.559876	9.772254	2.22%	199
2013*	10.000000	9.559876	-4.40%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	13.012272	12.720243	-2.24%	1,264
2014	13.405117	13.012272	-2.93%	1,264
2013	11.251514	13.405117	19.14%	3,402
2012	9.898592	11.251514	13.67%	1,264
2011	11.130387	9.898592	-11.07%	1,264
2010*	10.000000	11.130387	11.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	8.991291	8.374444	-6.86%	1,615
2014*	10.000000	8.991291	-10.09%	1,615
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	16.774243	17.022423	1.48%	950
2014	15.476393	16.774243	8.39%	1,024
2013	11.701124	15.476393	32.26%	1,679
2012	10.239188	11.701124	14.28%	455
2011	10.752926	10.239188	-4.78%	0
2010*	10.000000	10.752926	7.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	15.797095	15.010136	-4.98%	0
2014	14.562313	15.797095	8.48%	592
2013	10.959993	14.562313	32.87%	680
2012	9.472291	10.959993	15.71%	573
2011	10.250532	9.472291	-7.59%	652
2010*	10.000000	10.250532	2.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	22.851996	22.444724	-1.78%	618
2014	22.322874	22.851996	2.37%	679
2013	16.327078	22.322874	36.72%	750
2012	14.440913	16.327078	13.06%	794
2011	15.323381	14.440913	-5.76%	844
2010	12.279186	15.323381	24.79%	888
2009*	10.000000	12.279186	22.79%	1,069
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.550403	16.229279	-1.94%	128
2014	16.216332	16.550403	2.06%	139
2013	11.889759	16.216332	36.39%	151
2012	10.540008	11.889759	12.81%	151
2011	11.210007	10.540008	-5.98%	151
2010*	10.000000	11.210007	12.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.208973	17.400565	-4.44%	6,476
2014	15.813558	18.208973	15.15%	6,611
2013	11.844682	15.813558	33.51%	4,000
2012	10.346505	11.844682	14.48%	156
2011	10.764288	10.346505	-3.88%	156
2010*	10.000000	10.764288	7.64%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	11.018490	10.924158	-0.86%	1,377
2014*	10.000000	11.018490	10.18%	1,377
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	10.724417	9.917255	-7.53%	12,868
2014*	10.000000	10.724417	7.24%	12,673
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	10.404886	10.070972	-3.21%	2,022
2014*	10.000000	10.404886	4.05%	2,085
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	10.869201	10.795329	-0.68%	7,912
2014*	10.000000	10.869201	8.69%	8,320
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.771216	10.927234	-7.17%	116
2014	9.301675	11.771216	26.55%	116
2013*	10.000000	9.301675	-6.98%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.109295	10.063253	-0.46%	7,855
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.858492	9.667666	-1.94%	40,577
2014	9.969548	9.858492	-1.11%	0
2013	10.120972	9.969548	-1.50%	11,224
2012	9.935857	10.120972	1.86%	19,993
2011*	10.000000	9.935857	-0.64%	12,041
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.208505	9.554763	-6.40%	2,453
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.037715	9.377288	-6.58%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2015	9.937804	9.059869	-8.83%	0
2014	10.129385	9.937804	-1.89%	0
2013*	10.000000	10.129385	1.29%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2015	9.624160	9.166216	-4.76%	14,010
2014	9.645416	9.624160	-0.22%	14,196
2013*	10.000000	9.645416	-3.55%	409

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares - Q/NQ
2015	10.402395	9.557358	-8.12%	0
2014	9.830353	10.402395	5.82%	0
2013	9.613588	9.830353	2.25%	0
2012*	10.000000	9.613588	-3.86%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2015	10.218521	9.802819	-4.07%	32,267
2014	10.497650	10.218521	-2.66%	33,864
2013	10.198933	10.497650	2.93%	26,281
2012*	10.000000	10.198933	1.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.454691	11.685337	2.01%	0
2014	11.406439	11.454691	0.42%	0
2013*	10.000000	11.406439	14.06%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.467689	9.353797	-10.64%	124
2014	10.589728	10.467689	-1.15%	5,891
2013	10.750174	10.589728	-1.49%	6,960
2012	9.516291	10.750174	12.97%	1,621
2011*	10.000000	9.516291	-4.84%	243
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.734393	5.657445	-26.85%	3,797
2014	9.658718	7.734393	-19.92%	4,144
2013	11.509438	9.658718	-16.08%	4,466
2012	11.126886	11.509438	3.44%	3,727
2011	12.230044	11.126886	-9.02%	3,690
2010*	10.000000	12.230044	22.30%	22,026
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.693769	11.234512	-3.93%	4,120
2014	11.719303	11.693769	-0.22%	4,264
2013	12.812028	11.719303	-8.53%	6,130
2012	11.056498	12.812028	15.88%	4,070
2011	10.578788	11.056498	4.52%	4,096
2010*	10.000000	10.578788	5.79%	690
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.895124	9.951548	-8.66%	376
2014	11.039057	10.895124	-1.30%	0
2013	12.007060	11.039057	-8.06%	0
2012	11.596069	12.007060	3.54%	0
2011	10.869322	11.596069	6.69%	0
2010*	10.000000	10.869322	8.69%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.925807	10.306570	-5.67%	274
2014	10.868846	10.925807	0.52%	1,632
2013	12.080420	10.868846	-10.03%	9,268
2012	11.488919	12.080420	5.15%	0
2011	10.865149	11.488919	5.74%	0
2010*	10.000000	10.865149	8.65%	109
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2015	12.739245	12.313655	-3.34%	13,970
2014	12.540975	12.739245	1.58%	11,523
2013	12.065642	12.540975	3.94%	27,410
2012	10.738097	12.065642	12.36%	31,318
2011	10.570403	10.738097	1.59%	42,851
2010*	10.000000	10.570403	5.70%	4,229
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	9.928262	9.789808	-1.39%	2,393
2014	10.014752	9.928262	-0.86%	2,180
2013	10.201285	10.014752	-1.83%	3,794
2012	9.803860	10.201285	4.05%	1,441
2011*	10.000000	9.803860	-1.96%	849
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.626842	10.491897	-1.27%	20,577
2014	10.367567	10.626842	2.50%	43,167
2013	10.756996	10.367567	-3.62%	56,788
2012	9.983857	10.756996	7.74%	37,824
2011*	10.000000	9.983857	-0.16%	2,337
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.057051	9.719211	-3.36%	477
2014	9.928356	10.057051	1.30%	489
2013*	10.000000	9.928356	-0.72%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2015	7.624963	6.335165	-16.92%	854
2014	8.886357	7.624963	-14.19%	854
2013	9.233145	8.886357	-3.76%	854
2012	8.403810	9.233145	9.87%	854
2011	11.180617	8.403810	-24.84%	854
2010*	10.000000	11.180617	11.81%	4,984
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2015	12.794266	12.056307	-5.77%	379
2014	13.040906	12.794266	-1.89%	413
2013	11.853575	13.040906	10.02%	447
2012	10.412527	11.853575	13.84%	4,082
2011	10.800725	10.412527	-3.59%	4,289
2010*	10.000000	10.800725	8.01%	8,784

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2015	13.449816	13.255012	-1.45%	9,888
2014	13.356095	13.449816	0.70%	14,559
2013	12.337261	13.356095	8.26%	25,020
2012	10.986490	12.337261	12.29%	23,169
2011	10.866446	10.986490	1.10%	20,887
2010*	10.000000	10.866446	8.66%	14,611
ProFunds - ProFund VP Asia 30 - Q/NQ
2015	9.925764	8.850793	-10.83%	5,978
2014	10.247924	9.925764	-3.14%	6,284
2013	9.058327	10.247924	13.13%	12,272
2012	7.972115	9.058327	13.63%	543
2011	11.097552	7.972115	-28.16%	585
2010*	10.000000	11.097552	10.98%	771
ProFunds - ProFund VP Banks - Q/NQ
2015	13.940460	13.658000	-2.03%	723
2014	12.835267	13.940460	8.61%	723
2013	9.773950	12.835267	31.32%	723
2012	7.445906	9.773950	31.27%	0
2011*	10.000000	7.445906	-25.54%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2015	9.589199	8.122026	-15.30%	0
2014	9.583536	9.589199	0.06%	0
2013	8.223553	9.583536	16.54%	0
2012	7.703839	8.223553	6.75%	283
2011*	10.000000	7.703839	-22.96%	0
ProFunds - ProFund VP Bear - Q/NQ
2015	4.019182	3.760150	-6.44%	2,144
2014	4.763232	4.019182	-15.62%	1,815
2013	6.590591	4.763232	-27.73%	1,815
2012	8.030856	6.590591	-17.93%	1,815
2011	8.956962	8.030856	-10.34%	1,815
2010*	10.000000	8.956962	-10.43%	1,815
ProFunds - ProFund VP Biotechnology - Q/NQ
2015	27.339878	27.790349	1.65%	127
2014	21.417529	27.339878	27.65%	328
2013	12.923509	21.417529	65.73%	0
2012	9.334319	12.923509	38.45%	0
2011*	10.000000	9.334319	-6.66%	0
ProFunds - ProFund VP Bull - Q/NQ
2015	15.984307	15.656511	-2.05%	13,768
2014	14.572922	15.984307	9.68%	3,577
2013	11.413558	14.572922	27.68%	7,806
2012	10.184980	11.413558	12.06%	5,967
2011	10.350163	10.184980	-1.60%	8,609
2010*	10.000000	10.350163	3.50%	3,491

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2015	14.755042	15.123424	2.50%	0
2014	13.603664	14.755042	8.46%	0
2013	10.762620	13.603664	26.40%	0
2012	9.866545	10.762620	9.08%	0
2011*	10.000000	9.866545	-1.33%	95
ProFunds - ProFund VP Consumer Services - Q/NQ
2015	17.598137	18.128633	3.01%	304
2014	15.902659	17.598137	10.66%	360
2013	11.554470	15.902659	37.63%	364
2012	9.617296	11.554470	20.14%	0
2011*	10.000000	9.617296	-3.83%	97
ProFunds - ProFund VP Emerging Markets - Q/NQ
2015	7.968803	6.479734	-18.69%	3,069
2014	8.385216	7.968803	-4.97%	3,123
2013	9.106470	8.385216	-7.92%	3,115
2012	8.684323	9.106470	4.86%	9,002
2011	10.991014	8.684323	-20.99%	9,185
2010*	10.000000	10.991014	9.91%	6,382
ProFunds - ProFund VP Europe 30 - Q/NQ
2015	11.704593	10.264442	-12.30%	0
2014	13.020901	11.704593	-10.11%	0
2013	10.878847	13.020901	19.69%	319
2012	9.482425	10.878847	14.73%	319
2011	10.576106	9.482425	-10.34%	0
2010*	10.000000	10.576106	5.76%	0
ProFunds - ProFund VP Financials - Q/NQ
2015	14.635961	14.186545	-3.07%	1,233
2014	13.172429	14.635961	11.11%	296
2013	10.135359	13.172429	29.97%	334
2012	8.258168	10.135359	22.73%	334
2011*	10.000000	8.258168	-17.42%	0
ProFunds - ProFund VP Health Care - Q/NQ
2015	18.530532	19.149998	3.34%	862
2014	15.223871	18.530532	21.72%	913
2013	11.070094	15.223871	37.52%	73
2012	9.582578	11.070094	15.52%	0
2011*	10.000000	9.582578	-4.17%	0
ProFunds - ProFund VP Industrials - Q/NQ
2015	14.026968	13.330422	-4.97%	1,478
2014	13.501992	14.026968	3.89%	801
2013	9.929526	13.501992	35.98%	238
2012	8.714446	9.929526	13.94%	166
2011*	10.000000	8.714446	-12.86%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2015	11.082180	10.520704	-5.07%	2,122
2014	12.256148	11.082180	-9.58%	3,965
2013	10.423529	12.256148	17.58%	2,790
2012	9.137456	10.423529	14.07%	6,652
2011	10.840244	9.137456	-15.71%	6,094
2010*	10.000000	10.840244	8.40%	5,525
ProFunds - ProFund VP Internet - Q/NQ
2015	14.775973	17.498833	18.43%	826
2014	14.849679	14.775973	-0.50%	12
2013	9.947255	14.849679	49.28%	12
2012	8.441035	9.947255	17.84%	0
2011*	10.000000	8.441035	-15.59%	0
ProFunds - ProFund VP Japan - Q/NQ
2015	12.797677	13.324410	4.12%	2,907
2014	12.599301	12.797677	1.57%	2,778
2013	8.637609	12.599301	45.87%	3,832
2012	7.139792	8.637609	20.98%	0
2011	8.907044	7.139792	-19.84%	0
2010*	10.000000	8.907044	-10.93%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2015	18.679030	19.750332	5.74%	9,060
2014	16.223733	18.679030	15.13%	177
2013	12.278923	16.223733	32.13%	0
2012	10.736302	12.278923	14.37%	0
2011	10.754006	10.736302	-0.16%	0
2010*	10.000000	10.754006	7.54%	131
ProFunds - ProFund VP Oil & Gas - Q/NQ
2015	12.051584	9.086953	-24.60%	0
2014	13.740914	12.051584	-12.29%	0
2013	11.255058	13.740914	22.09%	0
2012	11.116431	11.255058	1.25%	130
2011	11.048640	11.116431	0.61%	749
2010*	10.000000	11.048640	10.49%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2015	17.369146	17.850644	2.77%	946
2014	14.788494	17.369146	17.45%	743
2013	11.417769	14.788494	29.52%	466
2012	10.374021	11.417769	10.06%	140
2011*	10.000000	10.374021	3.74%	126
ProFunds - ProFund VP Precious Metals - Q/NQ
2015	3.179503	2.100759	-33.93%	105,546
2014	4.244188	3.179503	-25.09%	499
2013	6.950776	4.244188	-38.94%	625
2012	8.266620	6.950776	-15.92%	429
2011*	10.000000	8.266620	-17.33%	863

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2015	12.931023	12.765366	-1.28%	13,386
2014	10.511539	12.931023	23.02%	873
2013	10.672615	10.511539	-1.51%	667
2012	9.256851	10.672615	15.29%	667
2011*	10.000000	9.256851	-7.43%	667
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2015	3.892457	3.769372	-3.16%	2,442
2014	5.672112	3.892457	-31.38%	2,187
2013	4.948894	5.672112	14.61%	2,187
2012	5.404378	4.948894	-8.43%	5,826
2011	8.787613	5.404378	-38.50%	6,109
2010*	10.000000	8.787613	-12.12%	106
ProFunds - ProFund VP Semiconductor - Q/NQ
2015	14.416790	13.778159	-4.43%	0
2014	10.890647	14.416790	32.38%	0
2013	8.291888	10.890647	31.34%	0
2012	8.793679	8.291888	-5.71%	0
2011*	10.000000	8.793679	-12.06%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2015	7.266822	7.974215	9.73%	1,318
2014	7.607831	7.266822	-4.48%	0
2013	7.749391	7.607831	-1.83%	0
2012	9.057188	7.749391	-14.44%	38,837
2011	8.317392	9.057188	8.89%	40,327
2010*	10.000000	8.317392	-16.83%	0
ProFunds - ProFund VP Short International - Q/NQ
2015	5.272843	4.992251	-5.32%	0
2014	5.212634	5.272843	1.16%	0
2013	6.706276	5.212634	-22.27%	0
2012	8.536149	6.706276	-21.44%	41,014
2011	8.520999	8.536149	0.18%	42,586
2010*	10.000000	8.520999	-14.79%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2015	3.357805	2.873081	-14.44%	0
2014	4.232833	3.357805	-20.67%	0
2013	6.093412	4.232833	-30.53%	0
2012	7.626190	6.093412	-20.10%	0
2011	8.656821	7.626190	-11.91%	0
2010*	10.000000	8.656821	-13.43%	0
ProFunds - ProFund VP Technology - Q/NQ
2015	14.386427	14.496331	0.76%	0
2014	12.378007	14.386427	16.23%	0
2013	10.047907	12.378007	23.19%	77
2012	9.257429	10.047907	8.54%	3,775
2011*	10.000000	9.257429	-7.43%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2015	11.884841	11.872631	-0.10%	0
2014	12.010144	11.884841	-1.04%	0
2013	10.890958	12.010144	10.28%	0
2012	9.499334	10.890958	14.65%	43
2011*	10.000000	9.499334	-5.01%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2015	15.758111	14.631314	-7.15%	1,455
2014	11.741311	15.758111	34.21%	1,644
2013	14.751438	11.741311	-20.41%	1,552
2012	14.847454	14.751438	-0.65%	2,247
2011	10.513607	14.847454	41.22%	3,635
2010*	10.000000	10.513607	5.14%	4,156
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2015	34.232576	38.267187	11.79%	27
2014	25.610440	34.232576	33.67%	40
2013	14.536401	25.610440	76.18%	0
2012	11.045125	14.536401	31.61%	0
2011	11.360039	11.045125	-2.77%	0
2010*	10.000000	11.360039	13.60%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2015	1.148891	0.833652	-27.44%	0
2014	1.817348	1.148891	-36.78%	0
2013	3.595696	1.817348	-49.46%	0
2012	5.641479	3.595696	-36.26%	0
2011	7.366751	5.641479	-23.42%	0
2010*	10.000000	7.366751	-26.33%	0
ProFunds - ProFund VP Utilities - Q/NQ
2015	14.690710	13.530109	-7.90%	0
2014	11.859702	14.690710	23.87%	162
2013	10.636471	11.859702	11.50%	0
2012	10.794555	10.636471	-1.46%	0
2011*	10.000000	10.794555	7.95%	61
Rydex Variable Trust - Banking Fund - Q/NQ
2015	8.180974	7.658772	-6.38%	1,607
2014	8.039159	8.180974	1.76%	30,720
2013	6.324189	8.039159	27.12%	19,532
2012	5.174194	6.324189	22.23%	1,546
2011	6.761299	5.174194	-23.47%	2,119
2010	6.078622	6.761299	11.23%	2,583
2009	6.397285	6.078622	-4.98%	1,017
2008	11.050578	6.397285	-42.11%	1,302
2007	15.402482	11.050578	-28.25%	560
2006	14.069961	15.402482	9.47%	11,698

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2015	21.064441	17.141846	-18.62%	1,114
2014	21.802925	21.064441	-3.39%	1,742
2013	21.884066	21.802925	-0.37%	14,840
2012	20.086712	21.884066	8.95%	4,130
2011	24.434752	20.086712	-17.79%	7,555
2010	19.602908	24.434752	24.65%	19,705
2009	12.814838	19.602908	52.97%	5,699
2008	23.852301	12.814838	-46.27%	2,801
2007	18.095776	23.852301	31.81%	9,356
2006	15.036688	18.095776	20.34%	14,715
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2015	28.892174	30.838746	6.74%	2,751
2014	22.127255	28.892174	30.57%	4,118
2013	14.582618	22.127255	51.74%	5,351
2012	10.898633	14.582618	33.80%	7,651
2011	10.014819	10.898633	8.83%	9,097
2010	9.193693	10.014819	8.93%	4,744
2009	7.895223	9.193693	16.45%	4,606
2008	9.094760	7.895223	-13.19%	35,829
2007	8.853503	9.094760	2.72%	5,221
2006	9.306417	8.853503	-4.87%	4,132
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2015	2.967820	1.933190	-34.86%	3,390
2014	4.570621	2.967820	-35.07%	4,896
2013	4.799064	4.570621	-4.76%	4,989
2012	4.946938	4.799064	-2.99%	12,196
2011	5.385005	4.946938	-8.13%	12,864
2010	5.065755	5.385005	6.30%	11,468
2009	4.614626	5.065755	9.78%	3,311
2008	9.200096	4.614626	-49.84%	10,286
2007	7.136825	9.200096	28.91%	33,838
2006	8.831119	7.136825	-19.19%	15,134
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2015	27.814801	29.072868	4.52%	2,884
2014	25.097975	27.814801	10.82%	2,149
2013	19.887395	25.097975	26.20%	3,695
2012	18.534686	19.887395	7.30%	5,860
2011	16.556670	18.534686	11.95%	9,663
2010	14.346357	16.556670	15.41%	5,662
2009	12.239630	14.346357	17.21%	3,811
2008	16.236535	12.239630	-24.62%	8,844
2007	14.856036	16.236535	9.29%	1,477
2006	12.856579	14.856036	15.55%	19,660

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2015	19.697123	18.564475	-5.75%	3,650
2014	17.137750	19.697123	14.93%	5,669
2013	10.704535	17.137750	60.10%	7,961
2012	9.286749	10.704535	15.27%	5,302
2011	8.651183	9.286749	7.35%	4,341
2010	7.056769	8.651183	22.59%	5,866
2009	5.239673	7.056769	34.68%	3,800
2008	13.909303	5.239673	-62.33%	14,327
2007	13.071250	13.909303	6.41%	13,054
2006	10.175340	13.071250	28.46%	87,410
Rydex Variable Trust - Electronics Fund - Q/NQ
2015	10.807515	10.858298	0.47%	810
2014	8.876211	10.807515	21.76%	29,182
2013	6.679213	8.876211	32.89%	19,910
2012	6.717479	6.679213	-0.57%	7,468
2011	8.174293	6.717479	-17.82%	7,673
2010	7.582630	8.174293	7.80%	8,482
2009	4.484143	7.582630	69.10%	6,201
2008	9.134738	4.484143	-50.91%	430
2007	9.521875	9.134738	-4.07%	0
2006	9.441661	9.521875	0.85%	2,427
Rydex Variable Trust - Energy Fund - Q/NQ
2015	20.931761	14.371141	-31.34%	1,466
2014	26.141067	20.931761	-19.93%	2,742
2013	21.516544	26.141067	21.49%	3,596
2012	21.354199	21.516544	0.76%	10,479
2011	23.048702	21.354199	-7.35%	12,033
2010	19.674587	23.048702	17.15%	25,204
2009	14.436526	19.674587	36.28%	15,347
2008	27.187530	14.436526	-46.90%	8,640
2007	20.742297	27.187530	31.07%	24,705
2006	18.832555	20.742297	10.14%	13,898
Rydex Variable Trust - Energy Services Fund - Q/NQ
2015	20.443014	13.738855	-32.79%	1,028
2014	29.402578	20.443014	-30.47%	1,823
2013	24.118807	29.402578	21.91%	2,588
2012	24.413397	24.118807	-1.21%	4,949
2011	27.351495	24.413397	-10.74%	5,018
2010	22.051920	27.351495	24.03%	8,625
2009	13.797929	22.051920	59.82%	14,005
2008	33.075051	13.797929	-58.28%	8,540
2007	24.519441	33.075051	34.89%	17,054
2006	22.451937	24.519441	9.21%	14,744

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2015	10.154561	9.273959	-8.67%	11,918
2014	11.792834	10.154561	-13.89%	5,407
2013	9.673276	11.792834	21.91%	28,580
2012	8.080674	9.673276	19.71%	43,225
2011	9.676648	8.080674	-16.49%	5,742
2010	11.021556	9.676648	-12.20%	11,359
2009	8.257094	11.021556	33.48%	8,608
2008	18.590600	8.257094	-55.58%	33,078
2007	16.711712	18.590600	11.24%	43,599
2006	13.113011	16.711712	27.44%	91,973
Rydex Variable Trust - Financial Services Fund - Q/NQ
2015	11.358708	10.731400	-5.52%	3,137
2014	10.253561	11.358708	10.78%	24,850
2013	8.169186	10.253561	25.52%	19,175
2012	6.767242	8.169186	20.72%	8,703
2011	8.083507	6.767242	-16.28%	9,945
2010	7.183095	8.083507	12.54%	8,729
2009	6.099464	7.183095	17.77%	11,116
2008	11.931265	6.099464	-48.88%	11,462
2007	14.934517	11.931265	-20.11%	1,982
2006	13.001387	14.934517	14.87%	16,681
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2015	19.936081	18.617371	-6.61%	8,747
2014	15.045446	19.936081	32.51%	23,932
2013	18.704092	15.045446	-19.56%	30,941
2012	18.454424	18.704092	1.35%	48,863
2011	13.254983	18.454424	39.23%	56,104
2010	12.234496	13.254983	8.34%	60,223
2009	18.162118	12.234496	-32.64%	64,686
2008	12.744654	18.162118	42.51%	29,293
2007	11.803677	12.744654	7.97%	117,372
2006	12.385268	11.803677	-4.70%	16,378
Rydex Variable Trust - Health Care Fund - Q/NQ
2015	23.106537	23.766769	2.86%	3,111
2014	18.843166	23.106537	22.63%	3,707
2013	13.503151	18.843166	39.55%	8,926
2012	11.712773	13.503151	15.29%	13,268
2011	11.369832	11.712773	3.02%	14,562
2010	10.822110	11.369832	5.06%	9,100
2009	8.823324	10.822110	22.65%	5,195
2008	11.933428	8.823324	-26.06%	14,720
2007	11.439335	11.933428	4.32%	28,037
2006	11.059446	11.439335	3.43%	23,503
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2015	9.969618	9.740485	-2.30%	488

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2015	26.165637	27.899176	6.63%	498
2014	26.080848	26.165637	0.33%	796
2013	17.526105	26.080848	48.81%	10,113
2012	14.926920	17.526105	17.41%	3,748
2011	17.222708	14.926920	-13.33%	3,809
2010	14.492120	17.222708	18.84%	8,297
2009	8.879891	14.492120	63.20%	478
2008	16.371328	8.879891	-45.76%	196
2007	15.073056	16.371328	8.61%	6,934
2006	13.962920	15.073056	7.95%	246
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2015	0.830893	0.751911	-9.51%	12,318
2014	1.079343	0.830893	-23.02%	14,951
2013	1.954843	1.079343	-44.79%	14,951
2012	2.562080	1.954843	-23.70%	17,388
2011	3.570286	2.562080	-28.24%	17,384
2010	5.205084	3.570286	-31.41%	18,154
2009	9.557233	5.205084	-45.54%	41,165
2008	6.038639	9.557233	58.27%	3,217
2007	6.743542	6.038639	-10.45%	3,543
2006	8.759792	6.743542	-23.02%	5,354
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2015	2.949258	2.866748	-2.80%	14,582
2014	3.991629	2.949258	-26.11%	0
2013	3.519423	3.991629	13.42%	9,810
2012	3.812983	3.519423	-7.70%	181
2011	5.570477	3.812983	-31.55%	37,797
2010	6.492715	5.570477	-14.20%	9,623
2009	5.525670	6.492715	17.50%	20,202
2008	8.046474	5.525670	-31.33%	8,798
2007	8.564561	8.046474	-6.05%	20,828
2006	8.050838	8.564561	6.38%	77,342
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2015	2.021809	1.967084	-2.71%	0
2014	2.323246	2.021809	-12.97%	0
2013	3.259790	2.323246	-28.73%	0
2012	4.058016	3.259790	-19.67%	778
2011	4.450245	4.058016	-8.81%	132
2010	6.053639	4.450245	-26.49%	140
2009	9.505535	6.053639	-36.31%	23,510
2008	7.186403	9.505535	32.27%	4,295
2007	7.451804	7.186403	-3.56%	612
2006	7.873902	7.451804	-5.36%	11,907

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2015	1.081732	0.927409	-14.27%	1,147
2014	1.351028	1.081732	-19.93%	1,147
2013	1.935217	1.351028	-30.19%	1,147
2012	2.417536	1.935217	-19.95%	4,336
2011	2.732036	2.417536	-11.51%	8,225
2010	3.526501	2.732036	-22.53%	28,067
2009	5.980991	3.526501	-41.04%	88,774
2008	4.106182	5.980991	45.66%	14,376
2007	4.704040	4.106182	-12.71%	6,777
2006	4.848297	4.704040	-2.98%	39,005
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2015	1.872927	1.844819	-1.50%	1,856
2014	2.088146	1.872927	-10.31%	8,113
2013	3.068791	2.088146	-31.96%	1,856
2012	3.810639	3.068791	-19.47%	2,454
2011	4.191593	3.810639	-9.09%	2,029
2010	5.885829	4.191593	-28.79%	18,960
2009	8.908816	5.885829	-33.93%	30,887
2008	7.260699	8.908816	22.70%	7,300
2007	7.003414	7.260699	3.67%	406
2006	8.083349	7.003414	-13.36%	13,072
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2015	2.256208	2.121661	-5.96%	3,650
2014	2.680326	2.256208	-15.82%	3,839
2013	3.706872	2.680326	-27.69%	4,029
2012	4.537870	3.706872	-18.31%	7,722
2011	5.070005	4.537870	-10.50%	10,275
2010	6.204765	5.070005	-18.29%	15,945
2009	8.703525	6.204765	-28.71%	50,545
2008	6.351965	8.703525	37.02%	10,817
2007	6.402778	6.351965	-0.79%	4,339
2006	7.034443	6.402778	-8.98%	71,519
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2015	10.754842	11.852281	10.20%	2,663
2014	12.920839	10.754842	-16.76%	2,979
2013	8.417246	12.920839	53.50%	8,165
2012	7.122502	8.417246	18.18%	27,482
2011	10.186955	7.122502	-30.08%	1,325
2010	8.945594	10.186955	13.88%	27,746
2009	7.350832	8.945594	21.69%	30,625
2008	11.145823	7.350832	-34.05%	43,413
2007	12.761300	11.145823	-12.66%	11,396
2006	12.334694	12.761300	3.46%	86,622

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2015	26.645237	26.298533	-1.30%	3,158
2014	25.192458	26.645237	5.77%	2,016
2013	17.977471	25.192458	40.13%	4,220
2012	15.059625	17.977471	19.38%	7,517
2011	14.937800	15.059625	0.82%	6,512
2010	11.646429	14.937800	28.26%	5,994
2009	8.656685	11.646429	34.54%	4,941
2008	17.282209	8.656685	-49.91%	983
2007	18.022158	17.282209	-4.11%	3,138
2006	14.833254	18.022158	21.50%	3,772
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2015	33.583473	31.227768	-7.01%	2,291
2014	30.490599	33.583473	10.14%	2,541
2013	20.625173	30.490599	47.83%	3,030
2012	16.859532	20.625173	22.34%	9,201
2011	18.540891	16.859532	-9.07%	3,305
2010	13.698115	18.540891	35.35%	15,151
2009	9.134769	13.698115	49.96%	23,739
2008	20.555549	9.134769	-55.56%	20,596
2007	20.166471	20.555549	1.93%	7,049
2006	18.552294	20.166471	8.70%	20,855
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2015	30.082452	33.930844	12.79%	4,444
2014	22.384258	30.082452	34.39%	5,866
2013	12.622502	22.384258	77.34%	5,922
2012	9.564349	12.622502	31.97%	13,850
2011	9.785686	9.564349	-2.26%	8,054
2010	7.264107	9.785686	34.71%	6,043
2009	3.389325	7.264107	114.32%	22,567
2008	12.571411	3.389325	-73.04%	110,513
2007	9.966138	12.571411	26.14%	45,353
2006	9.658178	9.966138	3.19%	35,934
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2015	26.439125	28.160113	6.51%	14,246
2014	22.877658	26.439125	15.57%	21,382
2013	17.270462	22.877658	32.47%	22,463
2012	15.031071	17.270462	14.90%	7,871
2011	14.950687	15.031071	0.54%	17,261
2010	12.823257	14.950687	16.59%	4,962
2009	8.573436	12.823257	49.57%	6,073
2008	15.000285	8.573436	-42.84%	30,356
2007	12.939272	15.000285	15.93%	19,395
2006	12.431431	12.939272	4.09%	1,555

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2015	18.521345	18.094071	-2.31%	7,680
2014	15.872272	18.521345	16.69%	8,916
2013	10.826303	15.872272	46.61%	12,153
2012	9.000494	10.826303	20.29%	12,566
2011	9.254586	9.000494	-2.75%	10,375
2010	7.839668	9.254586	18.05%	14,234
2009	5.879527	7.839668	33.34%	7,440
2008	13.125573	5.879527	-55.21%	15,524
2007	13.191680	13.125573	-0.50%	26,917
2006	11.239253	13.191680	17.37%	37,310
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2015	9.692525	6.640624	-31.49%	25,604
2014	11.917683	9.692525	-18.67%	21,039
2013	22.471840	11.917683	-46.97%	18,304
2012	23.814003	22.471840	-5.64%	27,819
2011	31.909042	23.814003	-25.37%	18,870
2010	23.485081	31.909042	35.87%	25,745
2009	15.992527	23.485081	46.85%	29,135
2008	26.455823	15.992527	-39.55%	50,806
2007	22.490880	26.455823	17.63%	50,070
2006	18.822153	22.490880	19.49%	55,446
Rydex Variable Trust - Real Estate Fund - Q/NQ
2015	22.277264	21.367418	-4.08%	4,843
2014	18.708920	22.277264	19.07%	6,273
2013	18.291661	18.708920	2.28%	5,757
2012	15.708167	18.291661	16.45%	9,238
2011	15.609555	15.708167	0.63%	10,142
2010	12.704190	15.609555	22.87%	13,194
2009	10.306794	12.704190	23.26%	47,181
2008	17.949188	10.306794	-42.58%	9,108
2007	22.555163	17.949188	-20.42%	5,149
2006	17.533525	22.555163	28.64%	15,973
Rydex Variable Trust - Retailing Fund - Q/NQ
2015	24.829321	24.107759	-2.91%	529
2014	23.222906	24.829321	6.92%	830
2013	17.379018	23.222906	33.63%	4,352
2012	15.125463	17.379018	14.90%	3,703
2011	14.597440	15.125463	3.62%	8,990
2010	11.854531	14.597440	23.14%	5,491
2009	8.353096	11.854531	41.92%	243
2008	12.660468	8.353096	-34.02%	231
2007	14.722772	12.660468	-14.01%	1,893
2006	13.591959	14.722772	8.32%	11,353

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2015	25.369987	22.698160	-10.53%	14,081
2014	24.722491	25.369987	2.62%	16,668
2013	15.844993	24.722491	56.03%	19,116
2012	13.188265	15.844993	20.14%	17,566
2011	15.262097	13.188265	-13.59%	20,305
2010	11.251619	15.262097	35.64%	8,838
2009	8.577378	11.251619	31.18%	9,188
2008	17.924479	8.577378	-52.15%	16,342
2007	19.534007	17.924479	-8.24%	35,286
2006	16.426042	19.534007	18.92%	67,274
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2015	18.250688	17.660681	-3.23%	8,839
2014	14.879060	18.250688	22.66%	9,113
2013	8.962489	14.879060	66.01%	10,292
2012	7.039693	8.962489	27.31%	15,889
2011	7.448037	7.039693	-5.48%	60,978
2010	6.032649	7.448037	23.46%	25,177
2009	4.188378	6.032649	44.03%	61,383
2008	13.296071	4.188378	-68.50%	63,404
2007	13.431133	13.296071	-1.01%	9,755
2006	11.033945	13.431133	21.73%	21,225
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2015	19.488495	19.383868	-0.54%	22,739
2014	17.617300	19.488495	10.62%	30,213
2013	12.668983	17.617300	39.06%	10,670
2012	11.363028	12.668983	11.49%	12,544
2011	11.674472	11.363028	-2.67%	5,447
2010	9.488888	11.674472	23.03%	9,826
2009	6.549393	9.488888	44.88%	11,985
2008	11.061341	6.549393	-40.79%	3,947
2007	10.715788	11.061341	3.22%	24,958
2006	10.331284	10.715788	3.72%	7,353
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2015	19.583511	17.462665	-10.83%	23,967
2014	17.938813	19.583511	9.17%	50,723
2013	12.549848	17.938813	42.94%	15,224
2012	10.434853	12.549848	20.27%	26,364
2011	10.951206	10.434853	-4.72%	19,505
2010	9.249875	10.951206	18.39%	18,887
2009	6.214853	9.249875	48.83%	33,603
2008	12.301476	6.214853	-49.48%	4,010
2007	13.211711	12.301476	-6.89%	8,894
2006	11.410574	13.211711	15.78%	29,164

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2015	23.008850	22.939464	-0.30%	12,220
2014	23.751804	23.008850	-3.13%	5,466
2013	18.006514	23.751804	31.91%	11,944
2012	15.768545	18.006514	14.19%	19,451
2011	16.130537	15.768545	-2.24%	6,025
2010	12.364361	16.130537	30.46%	35,111
2009	8.012762	12.364361	54.31%	6,694
2008	12.753001	8.012762	-37.17%	4,504
2007	11.951311	12.753001	6.71%	3,019
2006	11.776835	11.951311	1.48%	3,514
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2015	19.373366	16.801503	-13.28%	23,939
2014	18.448020	19.373366	5.02%	25,717
2013	13.805040	18.448020	33.63%	21,093
2012	11.992740	13.805040	15.11%	38,426
2011	13.126006	11.992740	-8.63%	34,606
2010	11.104013	13.126006	18.21%	12,002
2009	7.268523	11.104013	52.77%	15,035
2008	13.104554	7.268523	-44.53%	15,026
2007	13.997223	13.104554	-6.38%	7,979
2006	12.149525	13.997223	15.21%	4,849
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2015	19.896026	19.504629	-1.97%	9,246
2014	20.219656	19.896026	-1.60%	1,046
2013	14.541670	20.219656	39.05%	12,682
2012	13.361278	14.541670	8.83%	3,472
2011	13.116980	13.361278	1.86%	52,600
2010	10.630071	13.116980	23.40%	7,710
2009	8.063671	10.630071	31.83%	906
2008	12.477043	8.063671	-35.37%	13,800
2007	12.694807	12.477043	-1.72%	7,810
2006	11.974930	12.694807	6.01%	2,269
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2015	17.691047	15.050316	-14.93%	2,432
2014	17.745804	17.691047	-0.31%	5,186
2013	12.626512	17.745804	40.54%	22,952
2012	10.659832	12.626512	18.45%	22,630
2011	11.962550	10.659832	-10.89%	9,686
2010	9.717798	11.962550	23.10%	1,355
2009	6.086129	9.717798	59.67%	2,028
2008	10.947132	6.086129	-44.40%	24,059
2007	13.970471	10.947132	-21.64%	1,173
2006	11.909594	13.970471	17.30%	42,023

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2015	6.426428	7.167904	11.54%	1,720
2014	5.312633	6.426428	20.97%	1,838
2013	5.564226	5.312633	-4.52%	1,992
2012	6.033939	5.564226	-7.78%	73,177
2011	6.404690	6.033939	-5.79%	89,171
2010	6.815967	6.404690	-6.03%	26,465
2009	8.230352	6.815967	-17.18%	39,010
2008	7.923400	8.230352	3.87%	789
2007	9.037059	7.923400	-12.32%	0
2006	10.275555	9.037059	-12.05%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2015	18.689754	18.595445	-0.50%	1,179
2014	17.226969	18.689754	8.49%	16,404
2013	12.930408	17.226969	33.23%	14,606
2012	11.734836	12.930408	10.19%	12,086
2011	13.133556	11.734836	-10.65%	5,915
2010	11.913344	13.133556	10.24%	5,649
2009	7.780693	11.913344	53.11%	6,636
2008	14.485548	7.780693	-46.29%	455
2007	13.337893	14.485548	8.60%	3,668
2006	12.800173	13.337893	4.20%	2,661
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2015	8.692777	7.978157	-8.22%	759
2014	8.608968	8.692777	0.97%	3,964
2013	7.448192	8.608968	15.58%	51
2012	7.218787	7.448192	3.18%	675
2011	8.570265	7.218787	-15.77%	68
2010	7.605843	8.570265	12.68%	6,315
2009	6.006598	7.605843	26.62%	129
2008	11.167514	6.006598	-46.21%	536
2007	10.391458	11.167514	7.47%	9,773
2006	8.835840	10.391458	17.61%	11,799
Rydex Variable Trust - Transportation Fund - Q/NQ
2015	28.608905	24.185489	-15.46%	2,453
2014	23.675710	28.608905	20.84%	4,790
2013	15.972160	23.675710	48.23%	4,454
2012	13.804974	15.972160	15.70%	3,710
2011	15.784097	13.804974	-12.54%	4,696
2010	12.922033	15.784097	22.15%	4,540
2009	11.187208	12.922033	15.51%	1,168
2008	15.211714	11.187208	-26.46%	3,268
2007	16.943603	15.211714	-10.22%	641
2006	16.034396	16.943603	5.67%	14,345

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2015	15.872487	14.468694	-8.84%	5,161
2014	13.125611	15.872487	20.93%	5,003
2013	11.739337	13.125611	11.81%	1,860
2012	11.798829	11.739337	-0.50%	8,226
2011	10.310767	11.798829	14.43%	14,991
2010	9.803678	10.310767	5.17%	10,036
2009	8.755163	9.803678	11.98%	10,824
2008	12.634210	8.755163	-30.70%	9,822
2007	11.377108	12.634210	11.05%	31,555
2006	9.557813	11.377108	19.03%	29,959
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2015	7.530901	6.163318	-18.16%	0
2014	9.801342	7.530901	-23.16%	0
2013	10.249259	9.801342	-4.37%	0
2012	10.335555	10.249259	-0.83%	133
2011	10.904976	10.335555	-5.22%	0
2010	11.740714	10.904976	-7.12%	16,366
2009	11.192286	11.740714	4.90%	6,021
2008	12.960352	11.192286	-13.64%	46,381
2007	11.151657	12.960352	16.22%	5,016
2006	9.709355	11.151657	14.85%	7,860
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.025132	9.775430	-2.49%	0
2014	10.050014	10.025132	-0.25%	0
2013*	10.000000	10.050014	0.50%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	10.854269	10.555055	-2.76%	3,020
2014	10.720895	10.854269	1.24%	3,177
2013	11.940831	10.720895	-10.22%	5,211
2012	10.295083	11.940831	15.99%	0
2011*	10.000000	10.295083	2.95%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.589616	8.973256	-15.26%	0
2014*	10.000000	10.589616	5.90%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	11.975135	11.616414	-3.00%	301
2014	10.689218	11.975135	12.03%	328
2013	10.584254	10.689218	0.99%	354
2012	8.277914	10.584254	27.86%	507
2011*	10.000000	8.277914	-17.22%	354

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.343683	10.433300	-8.03%	3,136
2014	11.302536	11.343683	0.36%	3,143
2013	9.923087	11.302536	13.90%	339
2012	8.869933	9.923087	11.87%	151
2011*	10.000000	8.869933	-11.30%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	6.762698	4.428644	-34.51%	0
2014	8.495798	6.762698	-20.40%	0
2013	7.811116	8.495798	8.77%	0
2012	7.678435	7.811116	1.73%	0
2011*	10.000000	7.678435	-23.22%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2015	12.149686	12.097661	-0.43%	0
2014	11.539397	12.149686	5.29%	0
2013	10.096003	11.539397	14.30%	0
2012	9.059274	10.096003	11.44%	0
2011*	10.000000	9.059274	-9.41%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.400467	6.956436	-38.98%	0
2014	10.363255	11.400467	10.01%	0
2013*	10.000000	10.363255	3.63%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.250187	9.943229	-2.99%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.231760	9.809567	-4.13%	0
2014	10.076217	10.231760	1.54%	0
2013	11.200216	10.076217	-10.04%	0
2012	10.610687	11.200216	5.56%	0
2011*	10.000000	10.610687	6.11%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015*	10.000000	9.224775	-7.75%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I - Q/NQ
2015*	10.000000	9.937386	-0.63%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2015*	10.000000	9.352090	-6.48%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.835153	9.494628	-3.46%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.473138	11.275893	-1.72%	0
2014	11.455867	11.473138	0.15%	0
2013*	10.000000	11.455867	14.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.221645	11.893594	-2.68%	0
2014	12.197334	12.221645	0.20%	0
2013	10.844855	12.197334	12.47%	0
2012	10.032890	10.844855	8.09%	0
2011	10.591590	10.032890	-5.27%	0
2010*	10.000000	10.591590	5.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2015	9.931765	9.373806	-5.62%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2015	7.023222	5.171067	-26.37%	0
2014	8.609345	7.023222	-18.42%	0
2013	9.760810	8.609345	-11.80%	0
2012	10.142534	9.760810	-3.76%	0
2011	11.811962	10.142534	-14.13%	0
2010*	10.000000	11.811962	18.12%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.860031	10.406780	-4.17%	0
2014*	10.000000	10.860031	8.60%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.555309	-4.45%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2015	11.772706	11.565585	-1.76%	0
2014	11.347807	11.772706	3.74%	0
2013	10.008761	11.347807	13.38%	0
2012	9.072242	10.008761	10.32%	0
2011*	10.000000	9.072242	-9.28%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.659193	-3.41%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.253213	-7.47%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.241955	2.42%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.088963	-9.11%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.878136	9.522216	-3.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	14.025118	12.930049	-7.81%	0
2014	13.872573	14.025118	1.10%	0
2013	11.402047	13.872573	21.67%	0
2012	10.057569	11.402047	13.37%	0
2011	10.391387	10.057569	-3.21%	0
2010*	10.000000	10.391387	3.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.822634	9.888139	-8.63%	0
2014	10.524029	10.822634	2.84%	0
2013*	10.000000	10.524029	5.24%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.842104	11.215851	-5.29%	0
2014	11.396343	11.842104	3.91%	0
2013*	10.000000	11.396343	13.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.382208	-6.18%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.483867	9.706123	-7.42%	0
2014	10.260358	10.483867	2.18%	0
2013*	10.000000	10.260358	2.60%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.966564	9.741773	-2.26%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.913329	9.525522	-3.91%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2015	12.212836	11.273200	-7.69%	0
2014	12.007215	12.212836	1.71%	0
2013	9.895800	12.007215	21.34%	0
2012	8.853776	9.895800	11.77%	0
2011	9.715916	8.853776	-8.87%	0
2010	8.584517	9.715916	13.18%	0
2009	6.264402	8.584517	37.04%	45,752
2008	11.198163	6.264402	-44.06%	63,782
2007	10.013719	11.198163	11.83%	41,417
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2015	11.201854	10.569387	-5.65%	0
2014	11.085234	11.201854	1.05%	0
2013	9.496494	11.085234	16.73%	0
2012	8.594051	9.496494	10.50%	0
2011	9.126661	8.594051	-5.84%	0
2010	8.162098	9.126661	11.82%	0
2009	6.114551	8.162098	33.49%	27,596
2008	10.750211	6.114551	-43.12%	38,809
2007*	10.000000	10.750211	7.50%	22,814
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2015	10.933739	10.301342	-5.78%	0
2014	10.926148	10.933739	0.07%	0
2013	10.089429	10.926148	8.29%	0
2012	9.264864	10.089429	8.90%	0
2011	9.450928	9.264864	-1.97%	0
2010	8.662604	9.450928	9.10%	0
2009	7.188978	8.662604	20.50%	10,354
2008	10.458723	7.188978	-31.26%	13,194
2007	10.017003	10.458723	4.41%	8,755

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.576613	7.332528	-3.22%	0
2014	6.876649	7.576613	10.18%	0
2013	6.819023	6.876649	0.85%	0
2012	7.812647	6.819023	-12.72%	0
2011	8.697869	7.812647	-10.18%	0
2010	9.172614	8.697869	-5.18%	0
2009	9.721486	9.172614	-5.65%	156,669
2008*	10.000000	9.721486	-2.79%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	13.800849	13.737192	-0.46%	0
2014	13.657816	13.800849	1.05%	0
2013	11.828894	13.657816	15.46%	0
2012	11.523340	11.828894	2.65%	0
2011	12.545528	11.523340	-8.15%	0
2010	11.476056	12.545528	9.32%	0
2009	9.171295	11.476056	25.13%	175,780
2008	15.743409	9.171295	-41.75%	208,897
2007	13.049000	15.743409	20.65%	155,591
2006	11.917186	13.049000	9.50%	103,165
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	8.963649	8.974170	0.12%	0
2014	8.712700	8.963649	2.88%	0
2013	8.719220	8.712700	-0.07%	0
2012	8.677310	8.719220	0.48%	0
2011	8.538335	8.677310	1.63%	0
2010	8.180265	8.538335	4.38%	0
2009	8.604314	8.180265	-4.93%	277,505
2008	10.769309	8.604314	-20.10%	451,744
2007	10.551892	10.769309	2.06%	611,128
2006	10.065326	10.551892	4.83%	439,432
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2015	10.200207	10.099845	-0.98%	0
2014	10.135279	10.200207	0.64%	0
2013*	10.000000	10.135279	1.35%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.414025	10.206052	-2.00%	0
2014	10.056227	10.414025	3.56%	0
2013*	10.000000	10.056227	0.56%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.392496	9.766258	-6.03%	0
2014	10.001141	10.392496	3.91%	0
2013*	10.000000	10.001141	0.01%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	12.745176	11.482766	-9.91%	0
2014	13.686246	12.745176	-6.88%	0
2013	11.126543	13.686246	23.01%	0
2012	9.498036	11.126543	17.15%	0
2011	10.412303	9.498036	-8.78%	0
2010*	10.000000	10.412303	4.12%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.201764	7.231097	-21.42%	0
2014	9.816126	9.201764	-6.26%	0
2013*	10.000000	9.816126	-1.84%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.672636	8.930214	-7.68%	0
2014	9.990727	9.672636	-3.18%	0
2013*	10.000000	9.990727	-0.09%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.090160	10.630087	-4.15%	0
2014	10.822283	11.090160	2.48%	0
2013	10.142967	10.822283	6.70%	0
2012	9.443888	10.142967	7.40%	0
2011*	10.000000	9.443888	-5.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.233217	13.136256	-0.73%	0
2014	12.822187	13.233217	3.21%	0
2013	10.580269	12.822187	21.19%	0
2012	9.301738	10.580269	13.75%	0
2011*	10.000000	9.301738	-6.98%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.817444	9.398907	-4.26%	0
2014*	10.000000	9.817444	-1.83%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.206694	9.707645	-4.89%	0
2014*	10.000000	10.206694	2.07%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.927912	11.354723	-4.81%	0
2014	11.766082	11.927912	1.38%	0
2013*	10.000000	11.766082	17.66%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.515915	11.120727	-3.43%	0
2014	11.501277	11.515915	0.13%	0
2013*	10.000000	11.501277	15.01%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.072353	9.915158	-1.56%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	14.718720	14.214724	-3.42%	0
2014	14.328928	14.718720	2.72%	0
2013	11.258241	14.328928	27.28%	0
2012	9.860576	11.258241	14.17%	0
2011	10.714194	9.860576	-7.97%	0
2010*	10.000000	10.714194	7.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.776815	12.426548	-2.74%	0
2014	12.462220	12.776815	2.52%	0
2013	11.057041	12.462220	12.71%	0
2012	10.128416	11.057041	9.17%	0
2011	10.443674	10.128416	-3.02%	0
2010*	10.000000	10.443674	4.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.736549	13.323601	-3.01%	0
2014	13.347127	13.736549	2.92%	0
2013	11.198662	13.347127	19.19%	0
2012	10.025081	11.198662	11.71%	0
2011	10.562254	10.025081	-5.09%	0
2010*	10.000000	10.562254	5.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.323878	11.049687	-2.42%	0
2014	11.147762	11.323878	1.58%	0
2013	10.807437	11.147762	3.15%	0
2012	10.227827	10.807437	5.67%	0
2011	10.259537	10.227827	-0.31%	0
2010*	10.000000	10.259537	2.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.329290	9.717683	-5.92%	0
2014	10.275679	10.329290	0.52%	0
2013*	10.000000	10.275679	2.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.274825	9.607582	-6.49%	0
2014	10.347660	10.274825	-0.70%	0
2013*	10.000000	10.347660	3.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.250187	12.886090	-2.75%	0
2014	12.890234	13.250187	2.79%	0
2013	11.131238	12.890234	15.80%	0
2012	10.077593	11.131238	10.46%	0
2011	10.496352	10.077593	-3.99%	0
2010*	10.000000	10.496352	4.96%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.085332	13.637107	-3.18%	0
2014	13.703793	14.085332	2.78%	0
2013	11.217476	13.703793	22.16%	0
2012	9.959261	11.217476	12.63%	0
2011	10.627639	9.959261	-6.29%	0
2010*	10.000000	10.627639	6.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.316208	11.977862	-2.75%	0
2014	12.037796	12.316208	2.31%	0
2013	11.008728	12.037796	9.35%	0
2012	10.177372	11.008728	8.17%	0
2011	10.381070	10.177372	-1.96%	0
2010*	10.000000	10.381070	3.81%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.697165	10.460918	-2.21%	0
2014	10.375662	10.697165	3.10%	0
2013	10.775874	10.375662	-3.71%	0
2012	10.234217	10.775874	5.29%	0
2011*	10.000000	10.234217	2.34%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	9.630550	7.952438	-17.42%	0
2014*	10.000000	9.630550	-3.69%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.717945	9.216593	-5.16%	0
2014*	10.000000	9.717945	-2.82%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.212786	9.703974	-4.98%	0
2014*	10.000000	10.212786	2.13%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.137656	9.954469	-1.81%	0
2014*	10.000000	10.137656	1.38%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.725972	9.468884	-2.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.324678	10.047852	-2.68%	0
2014*	10.000000	10.324678	3.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.228109	10.036762	-1.87%	0
2014*	10.000000	10.228109	2.28%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.304733	10.075671	-2.22%	0
2014*	10.000000	10.304733	3.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.132517	9.986640	-1.44%	0
2014*	10.000000	10.132517	1.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.328123	9.823470	-4.89%	0
2014	10.254903	10.328123	0.71%	0
2013*	10.000000	10.254903	2.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.320134	9.743445	-5.59%	0
2014	10.319712	10.320134	0.00%	0
2013*	10.000000	10.319712	3.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.292187	10.083356	-2.03%	0
2014*	10.000000	10.292187	2.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.295544	10.046640	-2.42%	0
2014*	10.000000	10.295544	2.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.223287	10.046413	-1.73%	0
2014*	10.000000	10.223287	2.23%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.121321	9.697108	-4.19%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.169819	9.013938	-1.70%	0
2014	9.328395	9.169819	-1.70%	0
2013	9.489719	9.328395	-1.70%	0
2012	9.654289	9.489719	-1.70%	0
2011	9.820782	9.654289	-1.70%	0
2010	9.990609	9.820782	-1.70%	0
2009*	10.000000	9.990609	-0.09%	277,264
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.755693	9.312658	-4.54%	0
2014	9.553383	9.755693	2.12%	0
2013*	10.000000	9.553383	-4.47%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	12.950698	12.647189	-2.34%	0
2014	13.355252	12.950698	-3.03%	0
2013	11.221070	13.355252	19.02%	0
2012	9.881874	11.221070	13.55%	0
2011	11.122891	9.881874	-11.16%	0
2010*	10.000000	11.122891	11.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	8.985025	8.360100	-6.96%	0
2014*	10.000000	8.985025	-10.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	16.694905	16.924690	1.38%	0
2014	15.418861	16.694905	8.28%	0
2013	11.669479	15.418861	32.13%	0
2012	10.221911	11.669479	14.16%	0
2011	10.745678	10.221911	-4.87%	0
2010*	10.000000	10.745678	7.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	15.722388	14.923962	-5.08%	0
2014	14.508179	15.722388	8.37%	0
2013	10.930349	14.508179	32.73%	0
2012	9.456302	10.930349	15.59%	0
2011	10.243625	9.456302	-7.69%	0
2010*	10.000000	10.243625	2.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	22.720308	22.292698	-1.88%	0
2014	22.216830	22.720308	2.27%	0
2013	16.266019	22.216830	36.58%	0
2012	14.401578	16.266019	12.95%	0
2011	15.297154	14.401578	-5.85%	0
2010	12.270622	15.297154	24.66%	0
2009*	10.000000	12.270622	22.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.472135	16.136109	-2.04%	0
2014	16.156055	16.472135	1.96%	0
2013	11.857596	16.156055	36.25%	0
2012	10.522219	11.857596	12.69%	0
2011	11.202455	10.522219	-6.07%	0
2010*	10.000000	11.202455	12.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.122865	17.300685	-4.54%	0
2014	15.754788	18.122865	15.03%	0
2013	11.812655	15.754788	33.37%	0
2012	10.329054	11.812655	14.36%	0
2011	10.757044	10.329054	-3.98%	0
2010*	10.000000	10.757044	7.57%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	11.010819	10.905457	-0.96%	0
2014*	10.000000	11.010819	10.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	10.716960	9.900288	-7.62%	0
2014*	10.000000	10.716960	7.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	10.397643	10.053724	-3.31%	0
2014*	10.000000	10.397643	3.98%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	10.861640	10.776856	-0.78%	0
2014*	10.000000	10.861640	8.62%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.751274	10.897631	-7.26%	0
2014	9.295351	11.751274	26.42%	0
2013*	10.000000	9.295351	-7.05%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.107861	10.051598	-0.56%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.821784	9.621877	-2.04%	0
2014	9.942531	9.821784	-1.21%	0
2013	10.103833	9.942531	-1.60%	0
2012	9.929154	10.103833	1.76%	0
2011*	10.000000	9.929154	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.207053	9.543690	-6.50%	0
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.036283	9.366440	-6.67%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2015	9.926320	9.040197	-8.93%	0
2014	10.127978	9.926320	-1.99%	0
2013*	10.000000	10.127978	1.28%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2015	9.607838	9.141365	-4.86%	0
2014	9.638860	9.607838	-0.32%	0
2013*	10.000000	9.638860	-3.61%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares - Q/NQ
2015	10.375396	9.522863	-8.22%	0
2014	9.814810	10.375396	5.71%	0
2013	9.608157	9.814810	2.15%	0
2012*	10.000000	9.608157	-3.92%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2015	10.192025	9.767460	-4.17%	0
2014	10.481070	10.192025	-2.76%	0
2013	10.193183	10.481070	2.82%	0
2012*	10.000000	10.193183	1.93%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.435283	11.653679	1.91%	0
2014	11.398691	11.435283	0.32%	0
2013*	10.000000	11.398691	13.99%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.428757	9.309527	-10.73%	0
2014	10.561079	10.428757	-1.25%	0
2013	10.731993	10.561079	-1.59%	0
2012	9.509874	10.731993	12.85%	0
2011*	10.000000	9.509874	-4.90%	0
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.697793	5.624942	-26.93%	0
2014	9.622807	7.697793	-20.00%	0
2013	11.478324	9.622807	-16.17%	0
2012	11.108120	11.478324	3.33%	0
2011	12.221814	11.108120	-9.11%	0
2010*	10.000000	12.221814	22.22%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.638457	11.170002	-4.03%	0
2014	11.675741	11.638457	-0.32%	0
2013	12.777391	11.675741	-8.62%	0
2012	11.037855	12.777391	15.76%	0
2011	10.571660	11.037855	4.41%	0
2010*	10.000000	10.571660	5.72%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.843504	9.894330	-8.75%	0
2014	10.997928	10.843504	-1.40%	0
2013	11.974493	10.997928	-8.16%	0
2012	11.576414	11.974493	3.44%	0
2011	10.861905	11.576414	6.58%	0
2010*	10.000000	10.861905	8.62%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.874128	10.247404	-5.76%	0
2014	10.828450	10.874128	0.42%	0
2013	12.047768	10.828450	-10.12%	0
2012	11.469547	12.047768	5.04%	0
2011	10.857827	11.469547	5.63%	0
2010*	10.000000	10.857827	8.58%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2015	12.679003	12.242975	-3.44%	0
2014	12.494360	12.679003	1.48%	0
2013	12.033015	12.494360	3.83%	0
2012	10.719987	12.033015	12.25%	0
2011	10.563279	10.719987	1.48%	0
2010*	10.000000	10.563279	5.63%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	9.891235	9.743386	-1.49%	0
2014	9.987560	9.891235	-0.96%	0
2013	10.183933	9.987560	-1.93%	0
2012	9.797172	10.183933	3.95%	0
2011*	10.000000	9.797172	-2.03%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.587320	10.442267	-1.37%	0
2014	10.339516	10.587320	2.40%	0
2013	10.738805	10.339516	-3.72%	0
2012	9.977132	10.738805	7.63%	0
2011*	10.000000	9.977132	-0.23%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.045424	9.698110	-3.46%	0
2014	9.926970	10.045424	1.19%	0
2013*	10.000000	9.926970	-0.73%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2015	7.588875	6.298763	-17.00%	0
2014	8.853310	7.588875	-14.28%	0
2013	9.208176	8.853310	-3.85%	0
2012	8.389638	9.208176	9.76%	0
2011	11.173104	8.389638	-24.91%	0
2010*	10.000000	11.173104	11.73%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2015	12.733627	11.986975	-5.86%	0
2014	12.992319	12.733627	-1.99%	0
2013	11.821420	12.992319	9.90%	0
2012	10.394876	11.821420	13.72%	0
2011	10.793354	10.394876	-3.69%	0
2010*	10.000000	10.793354	7.93%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2015	13.386256	13.178968	-1.55%	0
2014	13.306499	13.386256	0.60%	0
2013	12.303939	13.306499	8.15%	0
2012	10.967968	12.303939	12.18%	0
2011	10.859138	10.967968	1.00%	0
2010*	10.000000	10.859138	8.59%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2015	9.878793	8.799948	-10.92%	0
2014	10.209815	9.878793	-3.24%	0
2013	9.033814	10.209815	13.02%	0
2012	7.958657	9.033814	13.51%	0
2011	11.090076	7.958657	-28.24%	0
2010*	10.000000	11.090076	10.90%	0
ProFunds - ProFund VP Banks - Q/NQ
2015	13.888582	13.593343	-2.13%	0
2014	12.800495	13.888582	8.50%	0
2013	9.757373	12.800495	31.19%	0
2012	7.440860	9.757373	31.13%	0
2011*	10.000000	7.440860	-25.59%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2015	9.553520	8.083579	-15.39%	0
2014	9.557590	9.553520	-0.04%	0
2013	8.209629	9.557590	16.42%	0
2012	7.698637	8.209629	6.64%	0
2011*	10.000000	7.698637	-23.01%	0
ProFunds - ProFund VP Bear - Q/NQ
2015	4.000163	3.738565	-6.54%	0
2014	4.745513	4.000163	-15.71%	0
2013	6.572757	4.745513	-27.80%	0
2012	8.017304	6.572757	-18.02%	0
2011	8.950921	8.017304	-10.43%	0
2010*	10.000000	8.950921	-10.49%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2015	27.238270	27.658916	1.54%	0
2014	21.359618	27.238270	27.52%	0
2013	12.901660	21.359618	65.56%	0
2012	9.328031	12.901660	38.31%	0
2011*	10.000000	9.328031	-6.72%	0
ProFunds - ProFund VP Bull - Q/NQ
2015	15.908694	15.566613	-2.15%	0
2014	14.518736	15.908694	9.57%	0
2013	11.382686	14.518736	27.55%	0
2012	10.167786	11.382686	11.95%	0
2011	10.343184	10.167786	-1.70%	0
2010*	10.000000	10.343184	3.43%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2015	14.700163	15.051865	2.39%	0
2014	13.566847	14.700163	8.35%	0
2013	10.744408	13.566847	26.27%	0
2012	9.859891	10.744408	8.97%	0
2011*	10.000000	9.859891	-1.40%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2015	17.532700	18.042854	2.91%	0
2014	15.859635	17.532700	10.55%	0
2013	11.534917	15.859635	37.49%	0
2012	9.610817	11.534917	20.02%	0
2011*	10.000000	9.610817	-3.89%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2015	7.931090	6.442491	-18.77%	0
2014	8.354032	7.931090	-5.06%	0
2013	9.081832	8.354032	-8.01%	0
2012	8.669663	9.081832	4.75%	0
2011	10.983610	8.669663	-21.07%	0
2010*	10.000000	10.983610	9.84%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2015	11.649244	10.205508	-12.39%	0
2014	12.972517	11.649244	-10.20%	0
2013	10.849438	12.972517	19.57%	0
2012	9.466422	10.849438	14.61%	0
2011	10.568982	9.466422	-10.43%	0
2010*	10.000000	10.568982	5.69%	0
ProFunds - ProFund VP Financials - Q/NQ
2015	14.581513	14.119396	-3.17%	0
2014	13.136782	14.581513	11.00%	0
2013	10.118201	13.136782	29.83%	0
2012	8.252589	10.118201	22.61%	0
2011*	10.000000	8.252589	-17.47%	0
ProFunds - ProFund VP Health Care - Q/NQ
2015	18.461656	19.059417	3.24%	0
2014	15.182701	18.461656	21.60%	0
2013	11.051374	15.182701	37.38%	0
2012	9.576120	11.051374	15.41%	0
2011*	10.000000	9.576120	-4.24%	0
ProFunds - ProFund VP Industrials - Q/NQ
2015	13.974800	13.267337	-5.06%	0
2014	13.465459	13.974800	3.78%	0
2013	9.912726	13.465459	35.84%	0
2012	8.708567	9.912726	13.83%	0
2011*	10.000000	8.708567	-12.91%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2015	11.029742	10.460278	-5.16%	0
2014	12.210573	11.029742	-9.67%	0
2013	10.395321	12.210573	17.46%	0
2012	9.122023	10.395321	13.96%	0
2011	10.832933	9.122023	-15.79%	0
2010*	10.000000	10.832933	8.33%	0
ProFunds - ProFund VP Internet - Q/NQ
2015	14.721011	17.416030	18.31%	0
2014	14.809503	14.721011	-0.60%	0
2013	9.930419	14.809503	49.13%	0
2012	8.435332	9.930419	17.72%	0
2011*	10.000000	8.435332	-15.65%	0
ProFunds - ProFund VP Japan - Q/NQ
2015	12.737097	13.247869	4.01%	0
2014	12.552420	12.737097	1.47%	0
2013	8.614220	12.552420	45.72%	0
2012	7.127727	8.614220	20.86%	0
2011	8.901047	7.127727	-19.92%	0
2010*	10.000000	8.901047	-10.99%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2015	18.590721	19.636994	5.63%	0
2014	16.163458	18.590721	15.02%	0
2013	12.245730	16.163458	31.99%	0
2012	10.718199	12.245730	14.25%	0
2011	10.746769	10.718199	-0.27%	0
2010*	10.000000	10.746769	7.47%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2015	11.994558	9.034746	-24.68%	0
2014	13.689829	11.994558	-12.38%	0
2013	11.224620	13.689829	21.96%	0
2012	11.097676	11.224620	1.14%	0
2011	11.041201	11.097676	0.51%	0
2010*	10.000000	11.041201	10.41%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2015	17.304540	17.766178	2.67%	0
2014	14.748469	17.304540	17.33%	0
2013	11.398444	14.748469	29.39%	0
2012	10.367023	11.398444	9.95%	0
2011*	10.000000	10.367023	3.67%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2015	3.167655	2.090790	-34.00%	0
2014	4.232687	3.167655	-25.16%	0
2013	6.939004	4.232687	-39.00%	0
2012	8.261040	6.939004	-16.00%	0
2011*	10.000000	8.261040	-17.39%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2015	12.882914	12.704956	-1.38%	0
2014	10.483077	12.882914	22.89%	0
2013	10.654548	10.483077	-1.61%	0
2012	9.250607	10.654548	15.18%	0
2011*	10.000000	9.250607	-7.49%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2015	3.874009	3.747697	-3.26%	0
2014	5.650981	3.874009	-31.45%	0
2013	4.935485	5.650981	14.50%	0
2012	5.395244	4.935485	-8.52%	0
2011	8.781686	5.395244	-38.56%	0
2010*	10.000000	8.781686	-12.18%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2015	14.363182	13.712987	-4.53%	0
2014	10.861171	14.363182	32.24%	0
2013	8.277847	10.861171	31.21%	0
2012	8.787742	8.277847	-5.80%	0
2011*	10.000000	8.787742	-12.12%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2015	7.232441	7.928438	9.62%	0
2014	7.579545	7.232441	-4.58%	0
2013	7.728428	7.579545	-1.93%	0
2012	9.041907	7.728428	-14.53%	0
2011	8.311778	9.041907	8.78%	0
2010*	10.000000	8.311778	-16.88%	0
ProFunds - ProFund VP Short International - Q/NQ
2015	5.247904	4.963588	-5.42%	0
2014	5.193268	5.247904	1.05%	0
2013	6.688152	5.193268	-22.35%	0
2012	8.521764	6.688152	-21.52%	0
2011	8.515252	8.521764	0.08%	0
2010*	10.000000	8.515252	-14.85%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2015	3.341906	2.856574	-14.52%	0
2014	4.217095	3.341906	-20.75%	0
2013	6.076926	4.217095	-30.60%	0
2012	7.613318	6.076926	-20.18%	0
2011	8.650977	7.613318	-11.99%	0
2010*	10.000000	8.650977	-13.49%	0
ProFunds - ProFund VP Technology - Q/NQ
2015	14.332924	14.427741	0.66%	0
2014	12.344519	14.332924	16.11%	0
2013	10.030903	12.344519	23.06%	0
2012	9.251184	10.030903	8.43%	0
2011*	10.000000	9.251184	-7.49%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2015	11.840613	11.816430	-0.20%	0
2014	11.977626	11.840613	-1.14%	0
2013	10.872516	11.977626	10.16%	0
2012	9.492915	10.872516	14.53%	0
2011*	10.000000	9.492915	-5.07%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2015	15.683576	14.547307	-7.24%	0
2014	11.697661	15.683576	34.07%	0
2013	14.711548	11.697661	-20.49%	0
2012	14.822409	14.711548	-0.75%	0
2011	10.506525	14.822409	41.08%	0
2010*	10.000000	10.506525	5.07%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2015	34.070794	38.047633	11.67%	0
2014	25.515314	34.070794	33.53%	0
2013	14.497115	25.515314	76.00%	0
2012	11.026488	14.497115	31.48%	0
2011	11.352392	11.026488	-2.87%	0
2010*	10.000000	11.352392	13.52%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2015	1.143439	0.828845	-27.51%	0
2014	1.810576	1.143439	-36.85%	0
2013	3.585956	1.810576	-49.51%	0
2012	5.631945	3.585956	-36.33%	0
2011	7.361772	5.631945	-23.50%	0
2010*	10.000000	7.361772	-26.38%	0
ProFunds - ProFund VP Utilities - Q/NQ
2015	14.636050	13.466064	-7.99%	0
2014	11.827583	14.636050	23.75%	0
2013	10.618456	11.827583	11.39%	0
2012	10.787279	10.618456	-1.57%	0
2011*	10.000000	10.787279	7.87%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2015	8.071441	7.548550	-6.48%	0
2014	7.939592	8.071441	1.66%	0
2013	6.252218	7.939592	26.99%	0
2012	5.120529	6.252218	22.10%	0
2011	6.697989	5.120529	-23.55%	0
2010	6.027830	6.697989	11.12%	0
2009	6.350293	6.027830	-5.08%	0
2008	10.980624	6.350293	-42.17%	677,293
2007	15.320649	10.980624	-28.33%	20,267
2006	14.009391	15.320649	9.36%	196,386

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2015	20.782525	16.895217	-18.70%	0
2014	21.533033	20.782525	-3.49%	0
2013	21.635162	21.533033	-0.47%	0
2012	19.878498	21.635162	8.84%	0
2011	24.206043	19.878498	-17.88%	0
2010	19.439163	24.206043	24.52%	0
2009	12.720725	19.439163	52.81%	222,142
2008	23.701290	12.720725	-46.33%	637
2007	17.999598	23.701290	31.68%	233,986
2006	14.971940	17.999598	20.22%	254,421
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2015	28.505605	30.395207	6.63%	0
2014	21.853384	28.505605	30.44%	0
2013	14.416763	21.853384	51.58%	0
2012	10.785649	14.416763	33.67%	0
2011	9.921052	10.785649	8.71%	0
2010	9.116881	9.921052	8.82%	0
2009	7.837224	9.116881	16.33%	71
2008	9.037143	7.837224	-13.28%	625,140
2007	8.806419	9.037143	2.62%	0
2006	9.266331	8.806419	-4.96%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2015	2.940036	1.913137	-34.93%	0
2014	4.532454	2.940036	-35.13%	0
2013	4.763828	4.532454	-4.86%	0
2012	4.915623	4.763828	-3.09%	0
2011	5.356338	4.915623	-8.23%	0
2010	5.043911	5.356338	6.19%	0
2009	4.599401	5.043911	9.66%	554,483
2008	9.179106	4.599401	-49.89%	475,708
2007	7.127827	9.179106	28.78%	818,589
2006	8.828947	7.127827	-19.27%	721,521
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2015	27.442727	28.654819	4.42%	0
2014	24.787432	27.442727	10.71%	0
2013	19.661298	24.787432	26.07%	0
2012	18.342646	19.661298	7.19%	0
2011	16.401746	18.342646	11.83%	0
2010	14.226568	16.401746	15.29%	0
2009	12.149784	14.226568	17.09%	201,558
2008	16.133772	12.149784	-24.69%	357,205
2007	14.777103	16.133772	9.18%	325,341
2006	12.801243	14.777103	15.43%	226,715

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2015	19.484757	18.345652	-5.85%	0
2014	16.970225	19.484757	14.82%	0
2013	10.610665	16.970225	59.94%	0
2012	9.214691	10.610665	15.15%	0
2011	8.592769	9.214691	7.24%	0
2010	7.016244	8.592769	22.47%	0
2009	5.214889	7.016244	34.54%	0
2008	13.857682	5.214889	-62.37%	1,767
2007	13.036049	13.857682	6.30%	0
2006	10.158223	13.036049	28.33%	5,865
Rydex Variable Trust - Electronics Fund - Q/NQ
2015	10.662896	10.702102	0.37%	0
2014	8.766336	10.662896	21.63%	0
2013	6.603233	8.766336	32.76%	0
2012	6.647853	6.603233	-0.67%	0
2011	8.097781	6.647853	-17.91%	0
2010	7.519300	8.097781	7.69%	0
2009	4.451217	7.519300	68.93%	451,035
2008	9.076921	4.451217	-50.96%	4,125
2007	9.471293	9.076921	-4.16%	24,182
2006	9.401029	9.471293	0.75%	24,488
Rydex Variable Trust - Energy Fund - Q/NQ
2015	20.651628	14.164357	-31.41%	0
2014	25.817513	20.651628	-20.01%	0
2013	21.271842	25.817513	21.37%	0
2012	21.132873	21.271842	0.66%	0
2011	22.832984	21.132873	-7.45%	0
2010	19.510260	22.832984	17.03%	0
2009	14.330520	19.510260	36.14%	125,904
2008	27.015440	14.330520	-46.95%	224
2007	20.632094	27.015440	30.94%	213,369
2006	18.751507	20.632094	10.03%	227,259
Rydex Variable Trust - Energy Services Fund - Q/NQ
2015	20.169393	13.541151	-32.86%	0
2014	29.038622	20.169393	-30.54%	0
2013	23.844484	29.038622	21.78%	0
2012	24.160348	23.844484	-1.31%	0
2011	27.095503	24.160348	-10.83%	0
2010	21.867728	27.095503	23.91%	0
2009	13.696600	21.867728	59.66%	149,029
2008	32.865679	13.696600	-58.33%	790
2007	24.389154	32.865679	34.76%	143,991
2006	22.355302	24.389154	9.10%	5,097

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2015	10.018674	9.140549	-8.76%	0
2014	11.646868	10.018674	-13.98%	0
2013	9.563259	11.646868	21.79%	0
2012	7.996919	9.563259	19.59%	0
2011	9.586088	7.996919	-16.58%	0
2010	10.929508	9.586088	-12.29%	0
2009	8.196463	10.929508	33.34%	63,325
2008	18.472950	8.196463	-55.63%	0
2007	16.622935	18.472950	11.13%	37,176
2006	13.056583	16.622935	27.31%	65,011
Rydex Variable Trust - Financial Services Fund - Q/NQ
2015	11.206685	10.577012	-5.62%	0
2014	10.126608	11.206685	10.67%	0
2013	8.076248	10.126608	25.39%	0
2012	6.697079	8.076248	20.59%	0
2011	8.007830	6.697079	-16.37%	0
2010	7.123082	8.007830	12.42%	0
2009	6.054663	7.123082	17.65%	460,947
2008	11.855742	6.054663	-48.93%	358
2007	14.855166	11.855742	-20.19%	84,188
2006	12.945412	14.855166	14.75%	388,673
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2015	19.669368	18.349629	-6.71%	0
2014	14.859262	19.669368	32.37%	0
2013	18.491428	14.859262	-19.64%	0
2012	18.263212	18.491428	1.25%	0
2011	13.130955	18.263212	39.09%	0
2010	12.132342	13.130955	8.23%	0
2009	18.028791	12.132342	-32.70%	141,112
2008	12.663965	18.028791	42.36%	274,208
2007	11.740943	12.663965	7.86%	327,720
2006	12.331939	11.740943	-4.79%	617,514
Rydex Variable Trust - Health Care Fund - Q/NQ
2015	22.797466	23.425029	2.75%	0
2014	18.610012	22.797466	22.50%	0
2013	13.349621	18.610012	39.40%	0
2012	11.591408	13.349621	15.17%	0
2011	11.263438	11.591408	2.91%	0
2010	10.731739	11.263438	4.95%	0
2009	8.758537	10.731739	22.53%	265,938
2008	11.857881	8.758537	-26.14%	408,909
2007	11.378536	11.857881	4.21%	334,423
2006	11.011836	11.378536	3.33%	299,485
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2015	9.968200	9.729202	-2.40%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2015	25.815568	27.497934	6.52%	0
2014	25.758090	25.815568	0.22%	0
2013	17.326818	25.758090	48.66%	0
2012	14.772241	17.326818	17.29%	0
2011	17.061542	14.772241	-13.42%	0
2010	14.371099	17.061542	18.72%	0
2009	8.814677	14.371099	63.04%	362,286
2008	16.267701	8.814677	-45.81%	1,417
2007	14.992964	16.267701	8.50%	244,066
2006	13.902825	14.992964	7.84%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2015	0.821926	0.743046	-9.60%	0
2014	1.068781	0.821926	-23.10%	0
2013	1.937687	1.068781	-44.84%	0
2012	2.542186	1.937687	-23.78%	0
2011	3.546173	2.542186	-28.31%	0
2010	5.175196	3.546173	-31.48%	0
2009	9.512044	5.175196	-45.59%	0
2008	6.016200	9.512044	58.11%	0
2007	6.725352	6.016200	-10.54%	0
2006	8.745023	6.725352	-23.10%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2015	2.914431	2.830006	-2.90%	0
2014	3.948518	2.914431	-26.19%	0
2013	3.484956	3.948518	13.30%	0
2012	3.779512	3.484956	-7.79%	0
2011	5.527190	3.779512	-31.62%	0
2010	6.448822	5.527190	-14.29%	0
2009	5.493899	6.448822	17.38%	0
2008	8.008362	5.493899	-31.40%	0
2007	8.532717	8.008362	-6.15%	0
2006	8.029033	8.532717	6.27%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2015	2.000002	1.943881	-2.81%	0
2014	2.300516	2.000002	-13.06%	0
2013	3.231183	2.300516	-28.80%	0
2012	4.026520	3.231183	-19.75%	0
2011	4.420190	4.026520	-8.91%	0
2010	6.018888	4.420190	-26.56%	0
2009	9.460590	6.018888	-36.38%	0
2008	7.159692	9.460590	32.14%	54,328
2007	7.431694	7.159692	-3.66%	0
2006	7.860615	7.431694	-5.46%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2015	1.067244	0.914064	-14.35%	0
2014	1.334294	1.067244	-20.01%	0
2013	1.913203	1.334294	-30.26%	0
2012	2.392466	1.913203	-20.03%	0
2011	2.706458	2.392466	-11.60%	0
2010	3.497059	2.706458	-22.61%	0
2009	5.937106	3.497059	-41.10%	0
2008	4.080188	5.937106	45.51%	0
2007	4.679035	4.080188	-12.80%	0
2006	4.827414	4.679035	-3.07%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2015	1.852719	1.823064	-1.60%	0
2014	2.067725	1.852719	-10.40%	0
2013	3.041879	2.067725	-32.02%	0
2012	3.781083	3.041879	-19.55%	0
2011	4.163293	3.781083	-9.18%	0
2010	5.852042	4.163293	-28.86%	0
2009	8.866699	5.852042	-34.00%	0
2008	7.233712	8.866699	22.57%	0
2007	6.984516	7.233712	3.57%	0
2006	8.069709	6.984516	-13.45%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2015	2.226019	2.091147	-6.06%	0
2014	2.647158	2.226019	-15.91%	0
2013	3.664726	2.647158	-27.77%	0
2012	4.490854	3.664726	-18.40%	0
2011	5.022561	4.490854	-10.59%	0
2010	6.152959	5.022561	-18.37%	0
2009	8.639645	6.152959	-28.78%	0
2008	6.311758	8.639645	36.88%	0
2007	6.368754	6.311758	-0.89%	0
2006	7.004160	6.368754	-9.07%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2015	10.610890	11.681759	10.09%	0
2014	12.760879	10.610890	-16.85%	0
2013	8.321492	12.760879	53.35%	0
2012	7.048663	8.321492	18.06%	0
2011	10.091623	7.048663	-30.15%	0
2010	8.870872	10.091623	13.76%	0
2009	7.296853	8.870872	21.57%	1,082
2008	11.075242	7.296853	-34.12%	1,540
2007	12.693451	11.075242	-12.75%	71,413
2006	12.281567	12.693451	3.35%	55,479

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2015	26.288764	25.920340	-1.40%	0
2014	24.880703	26.288764	5.66%	0
2013	17.773054	24.880703	39.99%	0
2012	14.903560	17.773054	19.25%	0
2011	14.798015	14.903560	0.71%	0
2010	11.549153	14.798015	28.13%	0
2009	8.593118	11.549153	34.40%	279,856
2008	17.172820	8.593118	-49.96%	629
2007	17.926408	17.172820	-4.20%	226,946
2006	14.769394	17.926408	21.38%	257,894
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2015	33.134156	30.778650	-7.11%	0
2014	30.113271	33.134156	10.03%	0
2013	20.390622	30.113271	47.68%	0
2012	16.684795	20.390622	22.21%	0
2011	18.367370	16.684795	-9.16%	0
2010	13.583688	18.367370	35.22%	0
2009	9.067671	13.583688	49.80%	0
2008	20.425438	9.067671	-55.61%	1,067
2007	20.059320	20.425438	1.83%	1,569
2006	18.472450	20.059320	8.59%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2015	29.679823	33.442718	12.68%	0
2014	22.107122	29.679823	34.25%	0
2013	12.478887	22.107122	77.16%	0
2012	9.465166	12.478887	31.84%	0
2011	9.694045	9.465166	-2.36%	0
2010	7.203378	9.694045	34.58%	0
2009	3.364415	7.203378	114.10%	3,013
2008	12.491827	3.364415	-73.07%	5,170
2007	9.913167	12.491827	26.01%	0
2006	9.616600	9.913167	3.08%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2015	26.085571	27.755322	6.40%	0
2014	22.594674	26.085571	15.45%	0
2013	17.074163	22.594674	32.33%	0
2012	14.875366	17.074163	14.78%	0
2011	14.810825	14.875366	0.44%	0
2010	12.716191	14.810825	16.47%	0
2009	8.510490	12.716191	49.42%	62,551
2008	14.905349	8.510490	-42.90%	61
2007	12.870524	14.905349	15.81%	106
2006	12.377923	12.870524	3.98%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2015	18.273577	17.833871	-2.41%	0
2014	15.675863	18.273577	16.57%	0
2013	10.703205	15.675863	46.46%	0
2012	8.907222	10.703205	20.16%	0
2011	9.167984	8.907222	-2.84%	0
2010	7.774187	9.167984	17.93%	0
2009	5.836347	7.774187	33.20%	315,210
2008	13.042464	5.836347	-55.25%	575,983
2007	13.121564	13.042464	-0.60%	784,992
2006	11.190856	13.121564	17.25%	588,364
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2015	9.562733	6.545020	-31.56%	0
2014	11.770084	9.562733	-18.75%	0
2013	22.216171	11.770084	-47.02%	0
2012	23.567077	22.216171	-5.73%	0
2011	31.610287	23.567077	-25.44%	0
2010	23.288844	31.610287	35.73%	0
2009	15.875056	23.288844	46.70%	156,649
2008	26.288279	15.875056	-39.61%	222,021
2007	22.371337	26.288279	17.51%	154,901
2006	18.741109	22.371337	19.37%	5,574
Rydex Variable Trust - Real Estate Fund - Q/NQ
2015	21.979182	21.060078	-4.18%	0
2014	18.477341	21.979182	18.95%	0
2013	18.083626	18.477341	2.18%	0
2012	15.545334	18.083626	16.33%	0
2011	15.463414	15.545334	0.53%	0
2010	12.598035	15.463414	22.74%	0
2009	10.231086	12.598035	23.13%	355,596
2008	17.835568	10.231086	-42.64%	127,433
2007	22.435334	17.835568	-20.50%	278,737
2006	17.458045	22.435334	28.51%	340,721
Rydex Variable Trust - Retailing Fund - Q/NQ
2015	24.497256	23.761159	-3.00%	0
2014	22.935632	24.497256	6.81%	0
2013	17.181477	22.935632	33.49%	0
2012	14.968788	17.181477	14.78%	0
2011	14.460901	14.968788	3.51%	0
2010	11.755574	14.460901	23.01%	0
2009	8.291784	11.755574	41.77%	241,476
2008	12.580358	8.291784	-34.09%	403,523
2007	14.644585	12.580358	-14.10%	23,885
2006	13.533485	14.644585	8.21%	297,683

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2015	25.030563	22.371701	-10.62%	0
2014	24.416548	25.030563	2.51%	0
2013	15.664801	24.416548	55.87%	0
2012	13.051566	15.664801	20.02%	0
2011	15.119260	13.051566	-13.68%	0
2010	11.157633	15.119260	35.51%	0
2009	8.514370	11.157633	31.04%	6,665
2008	17.811003	8.514370	-52.20%	1,127
2007	19.430220	17.811003	-8.33%	11,620
2006	16.355347	19.430220	18.80%	9,970
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2015	18.006394	17.406566	-3.33%	0
2014	14.694832	18.006394	22.54%	0
2013	8.860508	14.694832	65.85%	0
2012	6.966680	8.860508	27.18%	0
2011	7.378286	6.966680	-5.58%	0
2010	5.982232	7.378286	23.34%	0
2009	4.157599	5.982232	43.89%	0
2008	13.211896	4.157599	-68.53%	0
2007	13.359751	13.211896	-1.11%	0
2006	10.986430	13.359751	21.60%	1,922
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2015	19.278430	19.155428	-0.64%	0
2014	17.445139	19.278430	10.51%	0
2013	12.557920	17.445139	38.92%	0
2012	11.274900	12.557920	11.38%	0
2011	11.595688	11.274900	-2.77%	0
2010	9.434433	11.595688	22.91%	0
2009	6.518423	9.434433	44.73%	127,892
2008	11.020252	6.518423	-40.85%	62,233
2007	10.686901	11.020252	3.12%	2,838
2006	10.313883	10.686901	3.62%	40,059
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2015	19.372361	17.256821	-10.92%	0
2014	17.763444	19.372361	9.06%	0
2013	12.439793	17.763444	42.80%	0
2012	10.353889	12.439793	20.15%	0
2011	10.877274	10.353889	-4.81%	0
2010	9.196758	10.877274	18.27%	0
2009	6.185450	9.196758	48.68%	125,689
2008	12.255792	6.185450	-49.53%	61,247
2007	13.176113	12.255792	-6.98%	1,392
2006	11.391363	13.176113	15.67%	199,230

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2015	22.760714	22.669009	-0.40%	0
2014	23.519578	22.760714	-3.23%	0
2013	17.848588	23.519578	31.77%	0
2012	15.646184	17.848588	14.08%	0
2011	16.021629	15.646184	-2.34%	0
2010	12.293359	16.021629	30.33%	0
2009	7.974849	12.293359	54.15%	183,199
2008	12.705603	7.974849	-37.23%	10,021
2007	11.919075	12.705603	6.60%	3,028
2006	11.756991	11.919075	1.38%	346
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2015	19.164476	16.603447	-13.36%	0
2014	18.267677	19.164476	4.91%	0
2013	13.683984	18.267677	33.50%	0
2012	11.899694	13.683984	14.99%	0
2011	13.037392	11.899694	-8.73%	0
2010	11.040256	13.037392	18.09%	0
2009	7.234142	11.040256	52.61%	116,980
2008	13.055893	7.234142	-44.59%	2,532
2007	13.959516	13.055893	-6.47%	289
2006	12.129077	13.959516	15.09%	92,620
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2015	19.681482	19.274685	-2.07%	0
2014	20.021982	19.681482	-1.70%	0
2013	14.414141	20.021982	38.91%	0
2012	13.257612	14.414141	8.72%	0
2011	13.028429	13.257612	1.76%	0
2010	10.569040	13.028429	23.27%	0
2009	8.025532	10.569040	31.69%	1,681
2008	12.430695	8.025532	-35.44%	54,893
2007	12.660589	12.430695	-1.82%	2,430
2006	11.954773	12.660589	5.90%	25,652
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2015	17.500191	14.872800	-15.01%	0
2014	17.572208	17.500191	-0.41%	0
2013	12.515701	17.572208	40.40%	0
2012	10.577057	12.515701	18.33%	0
2011	11.881730	10.577057	-10.98%	0
2010	9.661958	11.881730	22.97%	0
2009	6.057317	9.661958	59.51%	2,254
2008	10.906455	6.057317	-44.46%	68,946
2007	13.932825	10.906455	-21.72%	290
2006	11.889543	13.932825	17.19%	47,142

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2015	6.366325	7.093658	11.42%	0
2014	5.268287	6.366325	20.84%	0
2013	5.523382	5.268287	-4.62%	0
2012	5.995769	5.523382	-7.88%	0
2011	6.370628	5.995769	-5.88%	0
2010	6.786609	6.370628	-6.13%	0
2009	8.203248	6.786609	-17.27%	0
2008	7.905343	8.203248	3.77%	86,435
2007	9.025677	7.905343	-12.41%	0
2006	10.273035	9.025677	-12.14%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2015	18.439637	18.327945	-0.61%	0
2014	17.013713	18.439637	8.38%	0
2013	12.783326	17.013713	33.09%	0
2012	11.613186	12.783326	10.08%	0
2011	13.010600	11.613186	-10.74%	0
2010	11.813808	13.010600	10.13%	0
2009	7.723534	11.813808	52.96%	281,832
2008	14.393818	7.723534	-46.34%	0
2007	13.266988	14.393818	8.49%	149,381
2006	12.745057	13.266988	4.10%	59,605
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2015	8.576408	7.863352	-8.31%	0
2014	8.502360	8.576408	0.87%	0
2013	7.363437	8.502360	15.47%	0
2012	7.143913	7.363437	3.07%	0
2011	8.490003	7.143913	-15.86%	0
2010	7.542277	8.490003	12.57%	0
2009	5.962467	7.542277	26.50%	350
2008	11.096779	5.962467	-46.27%	990
2007	10.336207	11.096779	7.36%	382,691
2006	8.797775	10.336207	17.49%	403,348
Rydex Variable Trust - Transportation Fund - Q/NQ
2015	28.226030	23.837548	-15.55%	0
2014	23.382619	28.226030	20.71%	0
2013	15.790464	23.382619	48.08%	0
2012	13.661849	15.790464	15.58%	0
2011	15.636344	13.661849	-12.63%	0
2010	12.814087	15.636344	22.02%	0
2009	11.105055	12.814087	15.39%	0
2008	15.115397	11.105055	-26.53%	380,198
2007	16.853550	15.115397	-10.31%	69,190
2006	15.965358	16.853550	5.56%	233,516

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2015	15.660202	14.260661	-8.94%	0
2014	12.963227	15.660202	20.80%	0
2013	11.605898	12.963227	11.70%	0
2012	11.676615	11.605898	-0.61%	0
2011	10.214325	11.676615	14.32%	0
2010	9.721846	10.214325	5.07%	0
2009	8.690914	9.721846	11.86%	394
2008	12.554270	8.690914	-30.77%	634,363
2007	11.316669	12.554270	10.94%	400,805
2006	9.516674	11.316669	18.91%	370,038
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2015	7.460439	6.099438	-18.24%	0
2014	9.719517	7.460439	-23.24%	0
2013	10.174032	9.719517	-4.47%	0
2012	10.270156	10.174032	-0.94%	0
2011	10.846973	10.270156	-5.32%	0
2010	11.690154	10.846973	-7.21%	0
2009	11.155435	11.690154	4.79%	0
2008	12.930816	11.155435	-13.73%	3
2007	11.137632	12.930816	16.10%	0
2006	9.706970	11.137632	14.74%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.013546	9.754209	-2.59%	0
2014	10.048614	10.013546	-0.35%	0
2013*	10.000000	10.048614	0.49%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	10.813889	10.505093	-2.86%	0
2014	10.691876	10.813889	1.14%	0
2013	11.920635	10.691876	-10.31%	0
2012	10.288147	11.920635	15.87%	0
2011*	10.000000	10.288147	2.88%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.582414	8.958027	-15.35%	0
2014*	10.000000	10.582414	5.82%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	11.930562	11.561411	-3.09%	0
2014	10.660266	11.930562	11.92%	0
2013	10.566320	10.660266	0.89%	0
2012	8.272319	10.566320	27.73%	0
2011*	10.000000	8.272319	-17.28%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.301477	10.383919	-8.12%	0
2014	11.271937	11.301477	0.26%	0
2013	9.906286	11.271937	13.79%	0
2012	8.863948	9.906286	11.76%	0
2011*	10.000000	8.863948	-11.36%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	6.737497	4.407645	-34.58%	0
2014	8.472767	6.737497	-20.48%	0
2013	7.797878	8.472767	8.65%	0
2012	7.673251	7.797878	1.62%	0
2011*	10.000000	7.673251	-23.27%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2015	12.127038	12.068968	-0.48%	0
2014	11.523752	12.127038	5.24%	0
2013	10.087448	11.523752	14.24%	0
2012	9.056213	10.087448	11.39%	0
2011*	10.000000	9.056213	-9.44%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.393879	6.948865	-39.01%	0
2014	10.362535	11.393879	9.95%	0
2013*	10.000000	10.362535	3.63%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.249459	9.937457	-3.04%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.212692	9.786306	-4.18%	0
2014	10.062557	10.212692	1.49%	0
2013	11.190725	10.062557	-10.08%	0
2012	10.607107	11.190725	5.50%	0
2011*	10.000000	10.607107	6.07%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015*	10.000000	9.221636	-7.78%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I - Q/NQ
2015*	10.000000	9.934003	-0.66%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2015*	10.000000	9.348906	-6.51%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.834457	9.489141	-3.51%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.463406	11.260599	-1.77%	0
2014	11.451977	11.463406	0.10%	0
2013*	10.000000	11.451977	14.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.192696	11.859378	-2.73%	0
2014	12.174633	12.192696	0.15%	0
2013	10.830183	12.174633	12.41%	0
2012	10.024416	10.830183	8.04%	0
2011	10.588024	10.024416	-5.32%	0
2010*	10.000000	10.588024	5.88%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2015	9.931056	9.368363	-5.67%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2015	7.006588	5.156198	-26.41%	0
2014	8.593317	7.006588	-18.46%	0
2013	9.747597	8.593317	-11.84%	0
2012	10.133973	9.747597	-3.81%	0
2011	11.807982	10.133973	-14.18%	0
2010*	10.000000	11.807982	18.08%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.856344	10.397956	-4.22%	0
2014*	10.000000	10.856344	8.56%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.552051	-4.48%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2015	11.750791	11.538187	-1.81%	0
2014	11.332451	11.750791	3.69%	0
2013	10.000300	11.332451	13.32%	0
2012	9.069181	10.000300	10.27%	0
2011*	10.000000	9.069181	-9.31%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.655900	-3.44%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.250048	-7.50%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.238463	2.38%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.085859	-9.14%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.877434	9.516681	-3.65%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	13.991857	12.892821	-7.85%	0
2014	13.846729	13.991857	1.05%	0
2013	11.386596	13.846729	21.61%	0
2012	10.049069	11.386596	13.31%	0
2011	10.387882	10.049069	-3.26%	0
2010*	10.000000	10.387882	3.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.813444	9.874706	-8.68%	0
2014	10.520452	10.813444	2.78%	0
2013*	10.000000	10.520452	5.20%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.832063	11.200643	-5.34%	0
2014	11.392476	11.832063	3.86%	0
2013*	10.000000	11.392476	13.92%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.379015	-6.21%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.477811	9.695581	-7.47%	0
2014	10.259644	10.477811	2.13%	0
2013*	10.000000	10.259644	2.60%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.965860	9.736121	-2.31%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.912627	9.520004	-3.96%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2015	12.162724	11.221236	-7.74%	0
2014	11.964033	12.162724	1.66%	0
2013	9.865229	11.964033	21.27%	0
2012	8.830937	9.865229	11.71%	0
2011	9.695786	8.830937	-8.92%	0
2010	8.571093	9.695786	13.12%	0
2009	6.257781	8.571093	36.97%	65,270
2008	11.192045	6.257781	-44.09%	73,536
2007	10.013370	11.192045	11.77%	22,091
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2015	11.158231	10.522869	-5.69%	0
2014	11.047684	11.158231	1.00%	0
2013	9.469144	11.047684	16.67%	0
2012	8.573671	9.469144	10.44%	0
2011	9.109639	8.573671	-5.88%	0
2010	8.151010	9.109639	11.76%	0
2009	6.109353	8.151010	33.42%	41,888
2008	10.746557	6.109353	-43.15%	47,057
2007*	10.000000	10.746557	7.47%	13,950
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2015	10.888932	10.253902	-5.83%	0
2014	10.886930	10.888932	0.02%	0
2013	10.058331	10.886930	8.24%	0
2012	9.241016	10.058331	8.84%	0
2011	9.431379	9.241016	-2.02%	0
2010	8.649077	9.431379	9.04%	0
2009	7.181403	8.649077	20.44%	15,480
2008	10.453026	7.181403	-31.30%	16,379
2007	10.016651	10.453026	4.36%	5,635

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.553300	7.306241	-3.27%	0
2014	6.858984	7.553300	10.12%	0
2013	6.804964	6.858984	0.79%	0
2012	7.800512	6.804964	-12.76%	0
2011	8.688786	7.800512	-10.22%	0
2010	9.167702	8.688786	-5.22%	0
2009	9.721228	9.167702	-5.69%	17,553
2008*	10.000000	9.721228	-2.79%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	13.712201	13.642006	-0.51%	0
2014	13.576994	13.712201	1.00%	0
2013	11.764865	13.576994	15.40%	0
2012	11.466816	11.764865	2.60%	0
2011	12.490333	11.466816	-8.19%	0
2010	11.431359	12.490333	9.26%	0
2010	11.431359	12.490333	9.26%	0
2009	9.140225	11.431359	25.07%	21,290
2009	9.140225	11.431359	25.07%	21,290
2008	15.698090	9.140225	-41.77%	14,128
2008	15.698090	9.140225	-41.77%	14,128
2007	13.018100	15.698090	20.59%	4,088
2007	13.018100	15.698090	20.59%	4,088
2006	11.894986	13.018100	9.44%	2,065
2006	11.894986	13.018100	9.44%	2,065
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	8.922331	8.928263	0.07%	0
2014	8.676943	8.922331	2.83%	0
2013	8.687852	8.676943	-0.13%	0
2012	8.650505	8.687852	0.43%	0
2011	8.516270	8.650505	1.58%	0
2010	8.163262	8.516270	4.32%	0
2009	8.590803	8.163262	-4.98%	30,209
2008	10.757879	8.590803	-20.14%	28,840
2007	10.546083	10.757879	2.01%	49,566
2006	10.064892	10.546083	4.78%	38,507
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2015	10.191547	10.086133	-1.03%	0
2014	10.131833	10.191547	0.59%	0
2013*	10.000000	10.131833	1.32%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.408015	10.194972	-2.05%	0
2014	10.055530	10.408015	3.51%	0
2013*	10.000000	10.055530	0.56%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.386488	9.755644	-6.07%	0
2014	10.000442	10.386488	3.86%	0
2013*	10.000000	10.000442	0.00%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	12.714977	11.449736	-9.95%	0
2014	13.660761	12.714977	-6.92%	0
2013	11.111468	13.660761	22.94%	0
2012	9.490014	11.111468	17.09%	0
2011	10.408790	9.490014	-8.83%	0
2010*	10.000000	10.408790	4.09%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.193954	7.221288	-21.46%	0
2014	9.812785	9.193954	-6.31%	0
2013*	10.000000	9.812785	-1.87%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.664426	8.918088	-7.72%	0
2014	9.987329	9.664426	-3.23%	0
2013*	10.000000	9.987329	-0.13%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.069470	10.604854	-4.20%	0
2014	10.807584	11.069470	2.42%	0
2013	10.134349	10.807584	6.64%	0
2012	9.440693	10.134349	7.35%	0
2011*	10.000000	9.440693	-5.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.208544	13.105115	-0.78%	0
2014	12.804791	13.208544	3.15%	0
2013	10.571289	12.804791	21.13%	0
2012	9.298590	10.571289	13.69%	0
2011*	10.000000	9.298590	-7.01%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.814031	9.390858	-4.31%	0
2014*	10.000000	9.814031	-1.86%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.203231	9.699401	-4.94%	0
2014*	10.000000	10.203231	2.03%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.916022	11.337632	-4.85%	0
2014	11.760338	11.916022	1.32%	0
2013*	10.000000	11.760338	17.60%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.504423	11.103974	-3.48%	0
2014	11.495648	11.504423	0.08%	0
2013*	10.000000	11.495648	14.96%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.071640	9.909415	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	14.683893	14.173867	-3.47%	0
2014	14.302283	14.683893	2.67%	0
2013	11.243012	14.302283	27.21%	0
2012	9.852252	11.243012	14.12%	0
2011	10.710578	9.852252	-8.01%	0
2010*	10.000000	10.710578	7.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.746536	12.390786	-2.79%	0
2014	12.439006	12.746536	2.47%	0
2013	11.042055	12.439006	12.65%	0
2012	10.119842	11.042055	9.11%	0
2011	10.440151	10.119842	-3.07%	0
2010*	10.000000	10.440151	4.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.703984	13.285252	-3.06%	0
2014	13.322269	13.703984	2.87%	0
2013	11.183496	13.322269	19.12%	0
2012	10.016614	11.183496	11.65%	0
2011	10.558707	10.016614	-5.13%	0
2010*	10.000000	10.558707	5.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.297028	11.017867	-2.47%	0
2014	11.126990	11.297028	1.53%	0
2013	10.792797	11.126990	3.10%	0
2012	10.219191	10.792797	5.61%	0
2011	10.256085	10.219191	-0.36%	0
2010*	10.000000	10.256085	2.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.323309	9.707112	-5.97%	0
2014	10.274962	10.323309	0.47%	0
2013*	10.000000	10.274962	2.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.268887	9.597148	-6.54%	0
2014	10.346941	10.268887	-0.75%	0
2013*	10.000000	10.346941	3.47%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.218797	12.849023	-2.80%	0
2014	12.866242	13.218797	2.74%	0
2013	11.116174	12.866242	15.74%	0
2012	10.069082	11.116174	10.40%	0
2011	10.492817	10.069082	-4.04%	0
2010*	10.000000	10.492817	4.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	14.051953	13.597863	-3.23%	0
2014	13.678272	14.051953	2.73%	0
2013	11.202284	13.678272	22.10%	0
2012	9.950849	11.202284	12.58%	0
2011	10.624057	9.950849	-6.34%	0
2010*	10.000000	10.624057	6.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.287022	11.943403	-2.80%	0
2014	12.015383	12.287022	2.26%	0
2013	10.993823	12.015383	9.29%	0
2012	10.168776	10.993823	8.11%	0
2011	10.377565	10.168776	-2.01%	0
2010*	10.000000	10.377565	3.78%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.677214	10.436098	-2.26%	0
2014	10.361578	10.677214	3.05%	0
2013	10.766745	10.361578	-3.76%	0
2012	10.230772	10.766745	5.24%	0
2011*	10.000000	10.230772	2.31%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	9.627187	7.945609	-17.47%	0
2014*	10.000000	9.627187	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.714639	9.208760	-5.21%	0
2014*	10.000000	9.714639	-2.85%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.209313	9.695734	-5.03%	0
2014*	10.000000	10.209313	2.09%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.134131	9.945949	-1.86%	0
2014*	10.000000	10.134131	1.34%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.725279	9.463383	-2.69%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.321073	10.039229	-2.73%	0
2014*	10.000000	10.321073	3.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.224542	10.028161	-1.92%	0
2014*	10.000000	10.224542	2.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.301144	10.067031	-2.27%	0
2014*	10.000000	10.301144	3.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.128995	9.978084	-1.49%	0
2014*	10.000000	10.128995	1.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.322157	9.812791	-4.93%	0
2014	10.254189	10.322157	0.66%	0
2013*	10.000000	10.254189	2.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.314180	9.732875	-5.64%	0
2014	10.318992	10.314180	-0.05%	0
2013*	10.000000	10.318992	3.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.288606	10.074720	-2.08%	0
2014*	10.000000	10.288606	2.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.291957	10.038038	-2.47%	0
2014*	10.000000	10.291957	2.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.219729	10.037799	-1.78%	0
2014*	10.000000	10.219729	2.20%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.120603	9.691493	-4.24%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.146269	8.986207	-1.75%	0
2014	9.309180	9.146269	-1.75%	0
2013	9.474991	9.309180	-1.75%	0
2012	9.644219	9.474991	-1.75%	0
2011	9.815517	9.644219	-1.75%	0
2010	9.990331	9.815517	-1.75%	0
2009*	10.000000	9.990331	-0.10%	147,695

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.747415	9.300026	-4.59%	0
2014	9.550133	9.747415	2.07%	0
2013*	10.000000	9.550133	-4.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	12.920019	12.610803	-2.39%	0
2014	13.330395	12.920019	-3.08%	0
2013	11.205880	13.330395	18.96%	0
2012	9.873525	11.205880	13.49%	0
2011	11.119146	9.873525	-11.20%	0
2010*	10.000000	11.119146	11.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	8.981894	8.352931	-7.00%	0
2014*	10.000000	8.981894	-10.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	16.655347	16.876002	1.32%	0
2014	15.390157	16.655347	8.22%	0
2013	11.653679	15.390157	32.06%	0
2012	10.213272	11.653679	14.10%	0
2011	10.742054	10.213272	-4.92%	0
2010*	10.000000	10.742054	7.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	15.685146	14.881031	-5.13%	0
2014	14.481188	15.685146	8.31%	0
2013	10.915558	14.481188	32.67%	0
2012	9.448322	10.915558	15.53%	0
2011	10.240176	9.448322	-7.73%	0
2010*	10.000000	10.240176	2.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	22.654699	22.217007	-1.93%	0
2014	22.163947	22.654699	2.21%	0
2013	16.235559	22.163947	36.51%	0
2012	14.381937	16.235559	12.89%	0
2011	15.284051	14.381937	-5.90%	0
2010	12.266347	15.284051	24.60%	0
2009*	10.000000	12.266347	22.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.433122	16.089700	-2.09%	0
2014	16.125998	16.433122	1.90%	0
2013	11.841557	16.125998	36.18%	0
2012	10.513343	11.841557	12.63%	0
2011	11.198691	10.513343	-6.12%	0
2010*	10.000000	11.198691	11.99%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	18.079928	17.250918	-4.59%	0
2014	15.725459	18.079928	14.97%	0
2013	11.796659	15.725459	33.30%	0
2012	10.320327	11.796659	14.31%	0
2011	10.753408	10.320327	-4.03%	0
2010*	10.000000	10.753408	7.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	11.006986	10.896121	-1.01%	0
2014*	10.000000	11.006986	10.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	10.713225	9.891797	-7.67%	0
2014*	10.000000	10.713225	7.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	10.394022	10.045111	-3.36%	0
2014*	10.000000	10.394022	3.94%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	10.857863	10.767636	-0.83%	0
2014*	10.000000	10.857863	8.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.741303	10.882840	-7.31%	0
2014	9.292180	11.741303	26.36%	0
2013*	10.000000	9.292180	-7.08%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.107143	10.045771	-0.61%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.803508	9.599096	-2.09%	0
2014	9.929076	9.803508	-1.26%	0
2013	10.095276	9.929076	-1.65%	0
2012	9.925807	10.095276	1.71%	0
2011*	10.000000	9.925807	-0.74%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.206328	9.538148	-6.55%	0
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.035570	9.360997	-6.72%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2015	9.920588	9.030365	-8.97%	0
2014	10.127270	9.920588	-2.04%	0
2013*	10.000000	10.127270	1.27%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2015	9.599695	9.128974	-4.90%	0
2014	9.635588	9.599695	-0.37%	0
2013*	10.000000	9.635588	-3.64%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares - Q/NQ
2015	10.361936	9.505670	-8.26%	0
2014	9.807061	10.361936	5.66%	0
2013	9.605445	9.807061	2.10%	0
2012*	10.000000	9.605445	-3.95%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2015	10.178792	9.749811	-4.21%	0
2014	10.472800	10.178792	-2.81%	0
2013	10.190321	10.472800	2.77%	0
2012*	10.000000	10.190321	1.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.425571	11.637862	1.86%	0
2014	11.394816	11.425571	0.27%	0
2013*	10.000000	11.394816	13.95%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.409318	9.287453	-10.78%	0
2014	10.546761	10.409318	-1.30%	0
2013	10.722896	10.546761	-1.64%	0
2012	9.506662	10.722896	12.79%	0
2011*	10.000000	9.506662	-4.93%	0
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.679563	5.608749	-26.97%	0
2014	9.604895	7.679563	-20.05%	0
2013	11.462795	9.604895	-16.21%	0
2012	11.098744	11.462795	3.28%	0
2011	12.217696	11.098744	-9.16%	0
2010*	10.000000	12.217696	22.18%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.610902	11.137895	-4.07%	0
2014	11.654018	11.610902	-0.37%	0
2013	12.760104	11.654018	-8.67%	0
2012	11.028540	12.760104	15.70%	0
2011	10.568095	11.028540	4.36%	0
2010*	10.000000	10.568095	5.68%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.817754	9.865803	-8.80%	0
2014	10.977401	10.817754	-1.45%	0
2013	11.958234	10.977401	-8.20%	0
2012	11.566598	11.958234	3.39%	0
2011	10.858200	11.566598	6.52%	0
2010*	10.000000	10.858200	8.58%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.848363	10.217917	-5.81%	0
2014	10.808290	10.848363	0.37%	0
2013	12.031459	10.808290	-10.17%	0
2012	11.459871	12.031459	4.99%	0
2011	10.854168	11.459871	5.58%	0
2010*	10.000000	10.854168	8.54%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2015	12.648956	12.207754	-3.49%	0
2014	12.471105	12.648956	1.43%	0
2013	12.016732	12.471105	3.78%	0
2012	10.710944	12.016732	12.19%	0
2011	10.559719	10.710944	1.43%	0
2010*	10.000000	10.559719	5.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	9.872774	9.720254	-1.54%	0
2014	9.973984	9.872774	-1.01%	0
2013	10.175270	9.973984	-1.98%	0
2012	9.793827	10.175270	3.89%	0
2011*	10.000000	9.793827	-2.06%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.567590	10.417511	-1.42%	0
2014	10.325496	10.567590	2.34%	0
2013	10.729699	10.325496	-3.77%	0
2012	9.973762	10.729699	7.58%	0
2011*	10.000000	9.973762	-0.26%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.039613	9.687568	-3.51%	0
2014	9.926279	10.039613	1.14%	0
2013*	10.000000	9.926279	-0.74%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2015	7.570868	6.280617	-17.04%	0
2014	8.836811	7.570868	-14.33%	0
2013	9.195697	8.836811	-3.90%	0
2012	8.382538	9.195697	9.70%	0
2011	11.169327	8.382538	-24.95%	0
2010*	10.000000	11.169327	11.69%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2015	12.703411	11.952443	-5.91%	0
2014	12.968078	12.703411	-2.04%	0
2013	11.805364	12.968078	9.85%	0
2012	10.386055	11.805364	13.67%	0
2011	10.789671	10.386055	-3.74%	0
2010*	10.000000	10.789671	7.90%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2015	13.354521	13.141032	-1.60%	0
2014	13.281710	13.354521	0.55%	0
2013	12.287271	13.281710	8.09%	0
2012	10.958712	12.287271	12.12%	0
2011	10.855479	10.958712	0.95%	0
2010*	10.000000	10.855479	8.55%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2015	9.855372	8.774617	-10.97%	0
2014	10.190797	9.855372	-3.29%	0
2013	9.021582	10.190797	12.96%	0
2012	7.951926	9.021582	13.45%	0
2011	11.086331	7.951926	-28.27%	0
2010*	10.000000	11.086331	10.86%	0
ProFunds - ProFund VP Banks - Q/NQ
2015	13.862723	13.561131	-2.18%	0
2014	12.783164	13.862723	8.45%	0
2013	9.749119	12.783164	31.12%	0
2012	7.438350	9.749119	31.07%	0
2011*	10.000000	7.438350	-25.62%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2015	9.535707	8.064406	-15.43%	0
2014	9.544630	9.535707	-0.09%	0
2013	8.202672	9.544630	16.36%	0
2012	7.696038	8.202672	6.58%	0
2011*	10.000000	7.696038	-23.04%	0
ProFunds - ProFund VP Bear - Q/NQ
2015	3.990666	3.727775	-6.59%	0
2014	4.736663	3.990666	-15.75%	0
2013	6.563856	4.736663	-27.84%	0
2012	8.010528	6.563856	-18.06%	0
2011	8.947898	8.010528	-10.48%	0
2010*	10.000000	8.947898	-10.52%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2015	27.187575	27.593393	1.49%	0
2014	21.330693	27.187575	27.46%	0
2013	12.890733	21.330693	65.47%	0
2012	9.324880	12.890733	38.24%	0
2011*	10.000000	9.324880	-6.75%	0
ProFunds - ProFund VP Bull - Q/NQ
2015	15.871038	15.521863	-2.20%	0
2014	14.491741	15.871038	9.52%	0
2013	11.367290	14.491741	27.49%	0
2012	10.159205	11.367290	11.89%	0
2011	10.339696	10.159205	-1.75%	0
2010*	10.000000	10.339696	3.40%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2015	14.672755	15.016162	2.34%	0
2014	13.548445	14.672755	8.30%	0
2013	10.735296	13.548445	26.20%	0
2012	9.856557	10.735296	8.92%	0
2011*	10.000000	9.856557	-1.43%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2015	17.500025	18.000085	2.86%	0
2014	15.838147	17.500025	10.49%	0
2013	11.525155	15.838147	37.42%	0
2012	9.607580	11.525155	19.96%	0
2011*	10.000000	9.607580	-3.92%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2015	7.912293	6.423955	-18.81%	0
2014	8.338471	7.912293	-5.11%	0
2013	9.069530	8.338471	-8.06%	0
2012	8.662338	9.069530	4.70%	0
2011	10.979911	8.662338	-21.11%	0
2010*	10.000000	10.979911	9.80%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2015	11.621609	10.176108	-12.44%	0
2014	12.948332	11.621609	-10.25%	0
2013	10.834733	12.948332	19.51%	0
2012	9.458417	10.834733	14.55%	0
2011	10.565411	9.458417	-10.48%	0
2010*	10.000000	10.565411	5.65%	0
ProFunds - ProFund VP Financials - Q/NQ
2015	14.554329	14.085909	-3.22%	0
2014	13.118966	14.554329	10.94%	0
2013	10.109629	13.118966	29.77%	0
2012	8.249798	10.109629	22.54%	0
2011*	10.000000	8.249798	-17.50%	0
ProFunds - ProFund VP Health Care - Q/NQ
2015	18.427250	19.014219	3.19%	0
2014	15.162120	18.427250	21.53%	0
2013	11.042008	15.162120	37.31%	0
2012	9.572884	11.042008	15.35%	0
2011*	10.000000	9.572884	-4.27%	0
ProFunds - ProFund VP Industrials - Q/NQ
2015	13.948759	13.235881	-5.11%	0
2014	13.447214	13.948759	3.73%	0
2013	9.904321	13.447214	35.77%	0
2012	8.705630	9.904321	13.77%	0
2011*	10.000000	8.705630	-12.94%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2015	11.003584	10.430162	-5.21%	0
2014	12.187811	11.003584	-9.72%	0
2013	10.381231	12.187811	17.40%	0
2012	9.114304	10.381231	13.90%	0
2011	10.829283	9.114304	-15.84%	0
2010*	10.000000	10.829283	8.29%	0
ProFunds - ProFund VP Internet - Q/NQ
2015	14.693581	17.374744	18.25%	0
2014	14.789430	14.693581	-0.65%	0
2013	9.922005	14.789430	49.06%	0
2012	8.432486	9.922005	17.66%	0
2011*	10.000000	8.432486	-15.68%	0
ProFunds - ProFund VP Japan - Q/NQ
2015	12.706928	13.209774	3.96%	0
2014	12.529065	12.706928	1.42%	0
2013	8.602560	12.529065	45.64%	0
2012	7.121705	8.602560	20.79%	0
2011	8.898039	7.121705	-19.96%	0
2010*	10.000000	8.898039	-11.02%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2015	18.546693	19.580524	5.57%	0
2014	16.133377	18.546693	14.96%	0
2013	12.229157	16.133377	31.93%	0
2012	10.709141	12.229157	14.19%	0
2011	10.743145	10.709141	-0.32%	0
2010*	10.000000	10.743145	7.43%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2015	11.966137	9.008742	-24.71%	0
2014	13.664352	11.966137	-12.43%	0
2013	11.209431	13.664352	21.90%	0
2012	11.088303	11.209431	1.09%	0
2011	11.037482	11.088303	0.46%	0
2010*	10.000000	11.037482	10.37%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2015	17.272313	17.724062	2.62%	0
2014	14.728493	17.272313	17.27%	0
2013	11.388798	14.728493	29.32%	0
2012	10.363534	11.388798	9.89%	0
2011*	10.000000	10.363534	3.64%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2015	3.161738	2.085817	-34.03%	0
2014	4.226937	3.161738	-25.20%	0
2013	6.933120	4.226937	-39.03%	0
2012	8.258247	6.933120	-16.05%	0
2011*	10.000000	8.258247	-17.42%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2015	12.858919	12.674838	-1.43%	0
2014	10.468868	12.858919	22.83%	0
2013	10.645523	10.468868	-1.66%	0
2012	9.247477	10.645523	15.12%	0
2011*	10.000000	9.247477	-7.53%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2015	3.864813	3.736898	-3.31%	0
2014	5.640446	3.864813	-31.48%	0
2013	4.928785	5.640446	14.44%	0
2012	5.390672	4.928785	-8.57%	0
2011	8.778709	5.390672	-38.59%	0
2010*	10.000000	8.778709	-12.21%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2015	14.336421	13.680473	-4.58%	0
2014	10.846450	14.336421	32.18%	0
2013	8.270825	10.846450	31.14%	0
2012	8.784774	8.270825	-5.85%	0
2011*	10.000000	8.784774	-12.15%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2015	7.215324	7.905634	9.57%	0
2014	7.565451	7.215324	-4.63%	0
2013	7.717985	7.565451	-1.98%	0
2012	9.034298	7.717985	-14.57%	0
2011	8.308982	9.034298	8.73%	0
2010*	10.000000	8.308982	-16.91%	0
ProFunds - ProFund VP Short International - Q/NQ
2015	5.235452	4.949287	-5.47%	0
2014	5.183580	5.235452	1.00%	0
2013	6.679081	5.183580	-22.39%	0
2012	8.514566	6.679081	-21.56%	0
2011	8.512373	8.514566	0.03%	0
2010*	10.000000	8.512373	-14.88%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2015	3.333976	2.848341	-14.57%	0
2014	4.209232	3.333976	-20.79%	0
2013	6.068694	4.209232	-30.64%	0
2012	7.606884	6.068694	-20.22%	0
2011	8.648060	7.606884	-12.04%	0
2010*	10.000000	8.648060	-13.52%	0
ProFunds - ProFund VP Technology - Q/NQ
2015	14.306245	14.393569	0.61%	0
2014	12.327795	14.306245	16.05%	0
2013	10.022410	12.327795	23.00%	0
2012	9.248065	10.022410	8.37%	0
2011*	10.000000	9.248065	-7.52%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2015	11.818545	11.788414	-0.25%	0
2014	11.961393	11.818545	-1.19%	0
2013	10.863310	11.961393	10.11%	0
2012	9.489707	10.863310	14.47%	0
2011*	10.000000	9.489707	-5.10%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2015	15.646422	14.505474	-7.29%	0
2014	11.675894	15.646422	34.01%	0
2013	14.691641	11.675894	-20.53%	0
2012	14.809899	14.691641	-0.80%	0
2011	10.502981	14.809899	41.01%	0
2010*	10.000000	10.502981	5.03%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2015	33.990161	37.938290	11.62%	0
2014	25.467870	33.990161	33.46%	0
2013	14.477511	25.467870	75.91%	0
2012	11.017184	14.477511	31.41%	0
2011	11.348575	11.017184	-2.92%	0
2010*	10.000000	11.348575	13.49%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2015	1.140728	0.826461	-27.55%	0
2014	1.807196	1.140728	-36.88%	0
2013	3.581085	1.807196	-49.53%	0
2012	5.627178	3.581085	-36.36%	0
2011	7.359283	5.627178	-23.54%	0
2010*	10.000000	7.359283	-26.41%	0
ProFunds - ProFund VP Utilities - Q/NQ
2015	14.608785	13.434136	-8.04%	0
2014	11.811549	14.608785	23.68%	0
2013	10.609462	11.811549	11.33%	0
2012	10.783634	10.609462	-1.62%	0
2011*	10.000000	10.783634	7.84%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2015	8.017218	7.494022	-6.53%	0
2014	7.890273	8.017218	1.61%	0
2013	6.216539	7.890273	26.92%	0
2012	5.093899	6.216539	22.04%	0
2011	6.666536	5.093899	-23.59%	0
2010	6.002573	6.666536	11.06%	0
2009	6.326904	6.002573	-5.13%	24
2008	10.945784	6.326904	-42.20%	212,797
2007	15.279864	10.945784	-28.36%	7,797
2006	13.979180	15.279864	9.30%	71,469

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2015	20.642933	16.773183	-18.75%	0
2014	21.399299	20.642933	-3.53%	0
2013	21.511729	21.399299	-0.52%	0
2012	19.775171	21.511729	8.78%	0
2011	24.092461	19.775171	-17.92%	0
2010	19.357778	24.092461	24.46%	0
2009	12.673921	19.357778	52.74%	77,358
2008	23.626148	12.673921	-46.36%	20
2007	17.951702	23.626148	31.61%	90,020
2006	14.939665	17.951702	20.16%	109,157
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2015	28.314014	30.175557	6.57%	0
2014	21.717536	28.314014	30.37%	0
2013	14.334422	21.717536	51.51%	0
2012	10.729524	14.334422	33.60%	0
2011	9.874448	10.729524	8.66%	0
2010	9.078669	9.874448	8.77%	0
2009	7.808342	9.078669	16.27%	0
2008	9.008436	7.808342	-13.32%	219,378
2007	8.782939	9.008436	2.57%	0
2006	9.246319	8.782939	-5.01%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2015	2.926215	1.903176	-34.96%	0
2014	4.513444	2.926215	-35.17%	0
2013	4.746274	4.513444	-4.91%	0
2012	4.900009	4.746274	-3.14%	0
2011	5.342041	4.900009	-8.27%	0
2010	5.033012	5.342041	6.14%	0
2009	4.591801	5.033012	9.61%	30,830
2008	9.168615	4.591801	-49.92%	41,944
2007	7.123331	9.168615	28.71%	106,311
2006	8.827861	7.123331	-19.31%	85,614
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2015	27.258475	28.447951	4.36%	0
2014	24.633531	27.258475	10.66%	0
2013	19.549160	24.633531	26.01%	0
2012	18.247338	19.549160	7.13%	0
2011	16.324808	18.247338	11.78%	0
2010	14.167026	16.324808	15.23%	0
2009	12.105083	14.167026	17.03%	54,546
2008	16.082602	12.105083	-24.73%	122,888
2007	14.737767	16.082602	9.13%	122,242
2006	12.773643	14.737767	15.38%	84,698

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2015	19.379355	18.237127	-5.89%	0
2014	16.887009	19.379355	14.76%	0
2013	10.563991	16.887009	59.85%	0
2012	9.178841	10.563991	15.09%	0
2011	8.563687	9.178841	7.18%	0
2010	6.996044	8.563687	22.41%	0
2009	5.202523	6.996044	34.47%	0
2008	13.831884	5.202523	-62.39%	2,094
2007	13.018438	13.831884	6.25%	0
2006	10.149649	13.018438	28.26%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2015	10.591246	10.624782	0.32%	0
2014	8.711863	10.591246	21.57%	0
2013	6.565534	8.711863	32.69%	0
2012	6.613260	6.565534	-0.72%	0
2011	8.059746	6.613260	-17.95%	0
2010	7.487780	8.059746	7.64%	0
2009	4.434806	7.487780	68.84%	120,222
2008	9.048083	4.434806	-50.99%	4,928
2007	9.446033	9.048083	-4.21%	9,433
2006	9.380722	9.446033	0.70%	11,685
Rydex Variable Trust - Energy Fund - Q/NQ
2015	20.512930	14.062051	-31.45%	0
2014	25.657195	20.512930	-20.05%	0
2013	21.150497	25.657195	21.31%	0
2012	21.023045	21.150497	0.61%	0
2011	22.725865	21.023045	-7.49%	0
2010	19.428599	22.725865	16.97%	0
2009	14.277805	19.428599	36.08%	33,073
2008	26.929811	14.277805	-46.98%	56
2007	20.577221	26.929811	30.87%	82,765
2006	18.711128	20.577221	9.97%	84,504
Rydex Variable Trust - Energy Services Fund - Q/NQ
2015	20.033759	13.443229	-32.90%	0
2014	28.858070	20.033759	-30.58%	0
2013	23.708283	28.858070	21.72%	0
2012	24.034616	23.708283	-1.36%	0
2011	26.968202	24.034616	-10.88%	0
2010	21.776063	26.968202	23.84%	0
2009	13.646126	21.776063	59.58%	39,606
2008	32.761316	13.646126	-58.35%	725
2007	24.324151	32.761316	34.69%	57,075
2006	22.307041	24.324151	9.04%	2,373

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2015	9.951328	9.074482	-8.81%	0
2014	11.574469	9.951328	-14.02%	0
2013	9.508647	11.574469	21.73%	0
2012	7.955298	9.508647	19.53%	0
2011	9.541053	7.955298	-16.62%	0
2010	10.883700	9.541053	-12.34%	0
2009	8.166270	10.883700	33.28%	39,419
2008	18.414311	8.166270	-55.65%	0
2007	16.578651	18.414311	11.07%	33,644
2006	13.028402	16.578651	27.25%	52,297
Rydex Variable Trust - Financial Services Fund - Q/NQ
2015	11.131415	10.500631	-5.67%	0
2014	10.063713	11.131415	10.61%	0
2013	8.030161	10.063713	25.32%	0
2012	6.662253	8.030161	20.53%	0
2011	7.970239	6.662253	-16.41%	0
2010	7.093240	7.970239	12.36%	0
2009	6.032373	7.093240	17.59%	121,168
2008	11.818136	6.032373	-48.96%	128
2007	14.815625	11.818136	-20.23%	30,047
2006	12.917513	14.815625	14.69%	181,848
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2015	19.537233	18.217095	-6.76%	0
2014	14.766958	19.537233	32.30%	0
2013	18.385921	14.766958	-19.68%	0
2012	18.168275	18.385921	1.20%	0
2011	13.069322	18.168275	39.01%	0
2010	12.081546	13.069322	8.18%	0
2009	17.962441	12.081546	-32.74%	29,696
2008	12.623781	17.962441	42.29%	86,623
2007	11.709678	12.623781	7.81%	118,150
2006	12.305342	11.709678	-4.84%	192,960
Rydex Variable Trust - Health Care Fund - Q/NQ
2015	22.644393	23.255912	2.70%	0
2014	18.494456	22.644393	22.44%	0
2013	13.273473	18.494456	39.33%	0
2012	11.531159	13.273473	15.11%	0
2011	11.210590	11.531159	2.86%	0
2010	10.686821	11.210590	4.90%	0
2009	8.726307	10.686821	22.47%	69,890
2008	11.820268	8.726307	-26.18%	149,904
2007	11.348245	11.820268	4.16%	110,592
2006	10.988105	11.348245	3.28%	112,643
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2015	9.967489	9.723560	-2.45%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2015	25.642174	27.299348	6.46%	0
2014	25.598103	25.642174	0.17%	0
2013	17.227944	25.598103	48.58%	0
2012	14.695436	17.227944	17.23%	0
2011	16.981457	14.695436	-13.46%	0
2010	14.310915	16.981457	18.66%	0
2009	8.782235	14.310915	62.95%	122,314
2008	16.216111	8.782235	-45.84%	1,324
2007	14.953063	16.216111	8.45%	99,006
2006	13.872861	14.953063	7.79%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2015	0.817471	0.738641	-9.64%	0
2014	1.063530	0.817471	-23.14%	0
2013	1.929163	1.063530	-44.87%	0
2012	2.532293	1.929163	-23.82%	0
2011	3.534164	2.532293	-28.35%	0
2010	5.160296	3.534164	-31.51%	0
2009	9.489491	5.160296	-45.62%	0
2008	6.004981	9.489491	58.03%	0
2007	6.716255	6.004981	-10.59%	0
2006	8.737636	6.716255	-23.13%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2015	2.897163	2.811818	-2.95%	0
2014	3.927122	2.897163	-26.23%	0
2013	3.467848	3.927122	13.24%	0
2012	3.762881	3.467848	-7.84%	0
2011	5.505673	3.762881	-31.65%	0
2010	6.426981	5.505673	-14.34%	0
2009	5.478076	6.426981	17.32%	0
2008	7.989370	5.478076	-31.43%	0
2007	8.516841	7.989370	-6.19%	0
2006	8.018165	8.516841	6.22%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2015	1.989189	1.932392	-2.86%	0
2014	2.289243	1.989189	-13.11%	0
2013	3.216979	2.289243	-28.84%	0
2012	4.010857	3.216979	-19.79%	0
2011	4.405232	4.010857	-8.95%	0
2010	6.001573	4.405232	-26.60%	0
2009	9.438177	6.001573	-36.41%	0
2008	7.146365	9.438177	32.07%	36,717
2007	7.421661	7.146365	-3.71%	0
2006	7.853988	7.421661	-5.50%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2015	1.060064	0.907446	-14.40%	0
2014	1.325996	1.060064	-20.06%	0
2013	1.902269	1.325996	-30.29%	0
2012	2.380019	1.902269	-20.07%	0
2011	2.693746	2.380019	-11.65%	0
2010	3.482401	2.693746	-22.65%	0
2009	5.915231	3.482401	-41.13%	0
2008	4.067227	5.915231	45.44%	0
2007	4.666558	4.067227	-12.84%	0
2006	4.816989	4.666558	-3.12%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2015	1.842690	1.812266	-1.65%	0
2014	2.057572	1.842690	-10.44%	0
2013	3.028492	2.057572	-32.06%	0
2012	3.766370	3.028492	-19.59%	0
2011	4.149196	3.766370	-9.23%	0
2010	5.835203	4.149196	-28.89%	0
2009	8.845689	5.835203	-34.03%	0
2008	7.220235	8.845689	22.51%	0
2007	6.975070	7.220235	3.51%	0
2006	8.062902	6.975070	-13.49%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2015	2.211054	2.076028	-6.11%	0
2014	2.630698	2.211054	-15.95%	0
2013	3.643793	2.630698	-27.80%	0
2012	4.467480	3.643793	-18.44%	0
2011	4.998961	4.467480	-10.63%	0
2010	6.127177	4.998961	-18.41%	0
2009	8.607834	6.127177	-28.82%	0
2008	6.291710	8.607834	36.81%	0
2007	6.351769	6.291710	-0.95%	0
2006	6.989032	6.351769	-9.12%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2015	10.539605	11.597386	10.04%	0
2014	12.681616	10.539605	-16.89%	0
2013	8.273997	12.681616	53.27%	0
2012	7.012013	8.273997	18.00%	0
2011	10.044264	7.012013	-30.19%	0
2010	8.833730	10.044264	13.70%	0
2009	7.269989	8.833730	21.51%	1,589
2008	11.040092	7.269989	-34.15%	1,827
2007	12.659656	11.040092	-12.79%	16,818
2006	12.255089	12.659656	3.30%	22,074

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2015	26.112234	25.733173	-1.45%	0
2014	24.726217	26.112234	5.61%	0
2013	17.671673	24.726217	39.92%	0
2012	14.826115	17.671673	19.19%	0
2011	14.728585	14.826115	0.66%	0
2010	11.500810	14.728585	28.07%	0
2009	8.561495	11.500810	34.33%	73,437
2008	17.118361	8.561495	-49.99%	16
2007	17.878693	17.118361	-4.25%	73,304
2006	14.737552	17.878693	21.31%	112,500
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2015	32.911518	30.556292	-7.16%	0
2014	29.926144	32.911518	9.98%	0
2013	20.274220	29.926144	47.61%	0
2012	16.598001	20.274220	22.15%	0
2011	18.281119	16.598001	-9.21%	0
2010	13.526774	18.281119	35.15%	0
2009	9.034283	13.526774	49.73%	0
2008	20.360638	9.034283	-55.63%	1,266
2007	20.005930	20.360638	1.77%	890
2006	18.432643	20.005930	8.54%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2015	29.480386	33.201098	12.62%	0
2014	21.969724	29.480386	34.19%	0
2013	12.407630	21.969724	77.07%	0
2012	9.415908	12.407630	31.77%	0
2011	9.648487	9.415908	-2.41%	0
2010	7.173174	9.648487	34.51%	0
2009	3.352009	7.173174	114.00%	4,426
2008	12.452150	3.352009	-73.08%	6,135
2007	9.886736	12.452150	25.95%	0
2006	9.595833	9.886736	3.03%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2015	25.910318	27.554830	6.35%	0
2014	22.454295	25.910318	15.39%	0
2013	16.976716	22.454295	32.27%	0
2012	14.798012	16.976716	14.72%	0
2011	14.741288	14.798012	0.38%	0
2010	12.662923	14.741288	16.41%	0
2009	8.479153	12.662923	49.34%	18,117
2008	14.858069	8.479153	-42.93%	11
2007	12.836269	14.858069	15.75%	12
2006	12.351245	12.836269	3.93%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2015	18.150765	17.705008	-2.46%	0
2014	15.578437	18.150765	16.51%	0
2013	10.642076	15.578437	46.39%	0
2012	8.860865	10.642076	20.10%	0
2011	9.124900	8.860865	-2.89%	0
2010	7.741598	9.124900	17.87%	0
2009	5.814842	7.741598	33.14%	71,843
2008	13.001060	5.814842	-55.27%	86,481
2007	13.086601	13.001060	-0.65%	150,387
2006	11.166698	13.086601	17.19%	98,643
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2015	9.498431	6.497694	-31.59%	0
2014	11.696916	9.498431	-18.80%	0
2013	22.089338	11.696916	-47.05%	0
2012	23.444485	22.089338	-5.78%	0
2011	31.461847	23.444485	-25.48%	0
2010	23.191264	31.461847	35.66%	0
2009	15.816600	23.191264	46.63%	53,053
2008	26.204861	15.816600	-39.64%	69,039
2007	22.311775	26.204861	17.45%	61,330
2006	18.700697	22.311775	19.31%	2,585
Rydex Variable Trust - Real Estate Fund - Q/NQ
2015	21.831518	20.907954	-4.23%	0
2014	18.362534	21.831518	18.89%	0
2013	17.980409	18.362534	2.13%	0
2012	15.464494	17.980409	16.27%	0
2011	15.390813	15.464494	0.48%	0
2010	12.545252	15.390813	22.68%	0
2009	10.193408	12.545252	23.07%	70,363
2008	17.778988	10.193408	-42.67%	1,555
2007	22.375616	17.778988	-20.54%	15,473
2006	17.420400	22.375616	28.44%	110,740
Rydex Variable Trust - Retailing Fund - Q/NQ
2015	24.332723	23.589560	-3.05%	0
2014	22.793178	24.332723	6.75%	0
2013	17.083445	22.793178	33.42%	0
2012	14.890969	17.083445	14.72%	0
2011	14.393020	14.890969	3.46%	0
2010	11.706342	14.393020	22.95%	0
2009	8.261254	11.706342	41.70%	63,436
2008	12.540419	8.261254	-34.12%	142,431
2007	14.605569	12.540419	-14.14%	8,040
2006	13.504282	14.605569	8.16%	125,645

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2015	24.862354	22.210050	-10.67%	0
2014	24.264811	24.862354	2.46%	0
2013	15.575367	24.264811	55.79%	0
2012	12.983667	15.575367	19.96%	0
2011	15.048252	12.983667	-13.72%	0
2010	11.110878	15.048252	35.44%	0
2009	8.483025	11.110878	30.98%	4,138
2008	17.754514	8.483025	-52.22%	1,337
2007	19.378502	17.754514	-8.38%	2,212
2006	16.320098	19.378502	18.74%	3,600
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2015	17.885471	17.280867	-3.38%	0
2014	14.603572	17.885471	22.47%	0
2013	8.809949	14.603572	65.76%	0
2012	6.930461	8.809949	27.12%	0
2011	7.343657	6.930461	-5.63%	0
2010	5.957173	7.343657	23.27%	0
2009	4.142293	5.957173	43.81%	0
2008	13.169984	4.142293	-68.55%	0
2007	13.324189	13.169984	-1.16%	0
2006	10.962738	13.324189	21.54%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2015	19.174079	19.042056	-0.69%	0
2014	17.359541	19.174079	10.45%	0
2013	12.502661	17.359541	38.85%	0
2012	11.231015	12.502661	11.32%	0
2011	11.556416	11.231015	-2.82%	0
2010	9.407264	11.556416	22.85%	0
2009	6.502965	9.407264	44.66%	81,039
2008	10.999739	6.502965	-40.88%	17,851
2007	10.672462	10.999739	3.07%	514
2006	10.305183	10.672462	3.56%	4,342
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2015	19.267538	17.154708	-10.97%	0
2014	17.676312	19.267538	9.00%	0
2013	12.385063	17.676312	42.72%	0
2012	10.313590	12.385063	20.08%	0
2011	10.840452	10.313590	-4.86%	0
2010	9.170283	10.840452	18.21%	0
2009	6.170774	9.170283	48.61%	79,021
2008	12.232972	6.170774	-49.56%	16,471
2007	13.158313	12.232972	-7.03%	203
2006	11.381746	13.158313	15.61%	119,062

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2015	22.637617	22.534938	-0.45%	0
2014	23.404285	22.637617	-3.28%	0
2013	17.770118	23.404285	31.71%	0
2012	15.585349	17.770118	14.02%	0
2011	15.967430	15.585349	-2.39%	0
2010	12.257987	15.967430	30.26%	0
2009	7.955958	12.257987	54.07%	113,585
2008	12.681965	7.955958	-37.27%	2,831
2007	11.902991	12.681965	6.54%	608
2006	11.747093	11.902991	1.33%	184
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2015	19.060781	16.505193	-13.41%	0
2014	18.178088	19.060781	4.86%	0
2013	13.623796	18.178088	33.43%	0
2012	11.853398	13.623796	14.94%	0
2011	12.993280	11.853398	-8.77%	0
2010	11.008494	12.993280	18.03%	0
2009	7.216997	11.008494	52.54%	73,522
2008	13.031602	7.216997	-44.62%	224
2007	13.940670	13.031602	-6.52%	0
2006	12.118842	13.940670	15.03%	34,027
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2015	19.575029	19.160677	-2.12%	0
2014	19.923820	19.575029	-1.75%	0
2013	14.350768	19.923820	38.83%	0
2012	13.206049	14.350768	8.67%	0
2011	12.984353	13.206049	1.71%	0
2010	10.538622	12.984353	23.21%	0
2009	8.006508	10.538622	31.63%	850
2008	12.407568	8.006508	-35.47%	14,627
2007	12.643505	12.407568	-1.87%	488
2006	11.944695	12.643505	5.85%	1,155
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2015	17.405468	14.784772	-15.06%	0
2014	17.486001	17.405468	-0.46%	0
2013	12.460629	17.486001	40.33%	0
2012	10.535887	12.460629	18.27%	0
2011	11.841497	10.535887	-11.03%	0
2010	9.634133	11.841497	22.91%	0
2009	6.042947	9.634133	59.43%	1,125
2008	10.886145	6.042947	-44.49%	18,315
2007	13.914010	10.886145	-21.76%	0
2006	11.879516	13.914010	17.13%	6,019

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2015	6.336460	7.056786	11.37%	0
2014	5.246242	6.336460	20.78%	0
2013	5.503065	5.246242	-4.67%	0
2012	5.976759	5.503065	-7.93%	0
2011	6.353648	5.976759	-5.93%	0
2010	6.771967	6.353648	-6.18%	0
2009	8.189717	6.771967	-17.31%	0
2008	7.896325	8.189717	3.72%	58,348
2007	9.019999	7.896325	-12.46%	0
2006	10.271779	9.019999	-12.19%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2015	18.315772	18.195562	-0.66%	0
2014	16.908016	18.315772	8.33%	0
2013	12.710376	16.908016	33.03%	0
2012	11.552807	12.710376	10.02%	0
2011	12.949527	11.552807	-10.79%	0
2010	11.764334	12.949527	10.07%	0
2009	7.695094	11.764334	52.88%	74,128
2008	14.348143	7.695094	-46.37%	119
2007	13.231652	14.348143	8.44%	85,349
2006	12.717563	13.231652	4.04%	27,561
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2015	8.518775	7.806542	-8.36%	0
2014	8.449528	8.518775	0.82%	0
2013	7.321406	8.449528	15.41%	0
2012	7.106766	7.321406	3.02%	0
2011	8.450139	7.106766	-15.90%	0
2010	7.510676	8.450139	12.51%	0
2009	5.940509	7.510676	26.43%	26
2008	11.061558	5.940509	-46.30%	26
2007	10.308665	11.061558	7.30%	124,067
2006	8.778790	10.308665	17.43%	172,701
Rydex Variable Trust - Transportation Fund - Q/NQ
2015	28.036423	23.665371	-15.59%	0
2014	23.237361	28.036423	20.65%	0
2013	15.700341	23.237361	48.01%	0
2012	13.590794	15.700341	15.52%	0
2011	15.562917	13.590794	-12.67%	0
2010	12.760401	15.562917	21.96%	0
2009	11.064179	12.760401	15.33%	90
2008	15.067427	11.064179	-26.57%	133,325
2007	16.808670	15.067427	-10.36%	25,101
2006	15.930913	16.808670	5.51%	87,845

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2015	15.555033	14.157698	-8.98%	0
2014	12.882723	15.555033	20.74%	0
2013	11.539689	12.882723	11.64%	0
2012	11.615925	11.539689	-0.66%	0
2011	10.166384	11.615925	14.26%	0
2010	9.681140	10.166384	5.01%	0
2009	8.658931	9.681140	11.81%	75
2008	12.514440	8.658931	-30.81%	217,248
2007	11.286534	12.514440	10.88%	129,933
2006	9.496153	11.286534	18.85%	158,619
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2015	7.425426	6.067722	-18.28%	0
2014	9.678821	7.425426	-23.28%	0
2013	10.136601	9.678821	-4.52%	0
2012	10.237588	10.136601	-0.99%	0
2011	10.818075	10.237588	-5.37%	0
2010	11.664954	10.818075	-7.26%	0
2009	11.137050	11.664954	4.74%	0
2008	12.916074	11.137050	-13.77%	0
2007	11.130624	12.916074	16.04%	0
2006	9.705779	11.130624	14.68%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	10.007763	9.743610	-2.64%	0
2014	10.047915	10.007763	-0.40%	0
2013*	10.000000	10.047915	0.48%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	10.793746	10.480200	-2.90%	0
2014	10.677390	10.793746	1.09%	0
2013	11.910534	10.677390	-10.35%	0
2012	10.284673	11.910534	15.81%	0
2011*	10.000000	10.284673	2.85%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.578817	8.950426	-15.39%	0
2014*	10.000000	10.578817	5.79%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	11.908326	11.533998	-3.14%	0
2014	10.645807	11.908326	11.86%	0
2013	10.557367	10.645807	0.84%	0
2012	8.269520	10.557367	27.67%	0
2011*	10.000000	8.269520	-17.30%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.280437	10.359307	-8.17%	0
2014	11.256671	11.280437	0.21%	0
2013	9.897899	11.256671	13.73%	0
2012	8.860952	9.897899	11.70%	0
2011*	10.000000	8.860952	-11.39%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	6.724936	4.397178	-34.61%	0
2014	8.461279	6.724936	-20.52%	0
2013	7.791259	8.461279	8.60%	0
2012	7.670653	7.791259	1.57%	0
2011*	10.000000	7.670653	-23.29%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2015	12.081868	12.011790	-0.58%	0
2014	11.492526	12.081868	5.13%	0
2013	10.070354	11.492526	14.12%	0
2012	9.050100	10.070354	11.27%	0
2011*	10.000000	9.050100	-9.50%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.380677	6.933729	-39.07%	0
2014	10.361090	11.380677	9.84%	0
2013*	10.000000	10.361090	3.61%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.247997	9.925932	-3.14%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.174652	9.739924	-4.27%	0
2014	10.035287	10.174652	1.39%	0
2013	11.171765	10.035287	-10.17%	0
2012	10.599953	11.171765	5.39%	0
2011*	10.000000	10.599953	6.00%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015*	10.000000	9.215345	-7.85%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I - Q/NQ
2015*	10.000000	9.927236	-0.73%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2015*	10.000000	9.342532	-6.57%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.833055	9.478109	-3.61%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.443950	11.230025	-1.87%	0
2014	11.444192	11.443950	0.00%	0
2013*	10.000000	11.444192	14.44%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.134958	11.791205	-2.83%	0
2014	12.129332	12.134958	0.05%	0
2013	10.800870	12.129332	12.30%	0
2012	10.007492	10.800870	7.93%	0
2011	10.580890	10.007492	-5.42%	0
2010*	10.000000	10.580890	5.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2015	9.929642	9.357485	-5.76%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2015	6.973378	5.126523	-26.48%	0
2014	8.561310	6.973378	-18.55%	0
2013	9.721192	8.561310	-11.93%	0
2012	10.116843	9.721192	-3.91%	0
2011	11.800014	10.116843	-14.26%	0
2010*	10.000000	11.800014	18.00%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.848962	10.380307	-4.32%	0
2014*	10.000000	10.848962	8.49%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.545529	-4.54%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2015	11.706995	11.483478	-1.91%	0
2014	11.301725	11.706995	3.59%	0
2013	9.983340	11.301725	13.21%	0
2012	9.063050	9.983340	10.15%	0
2011*	10.000000	9.063050	-9.37%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.649292	-3.51%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.243721	-7.56%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.231465	2.31%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.079646	-9.20%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.876029	9.505654	-3.75%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	13.925593	12.818702	-7.95%	0
2014	13.795195	13.925593	0.95%	0
2013	11.355771	13.795195	21.48%	0
2012	10.032093	11.355771	13.19%	0
2011	10.380882	10.032093	-3.36%	0
2010*	10.000000	10.380882	3.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.795088	9.847902	-8.77%	0
2014	10.513290	10.795088	2.68%	0
2013*	10.000000	10.513290	5.13%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.811977	11.170241	-5.43%	0
2014	11.384726	11.811977	3.75%	0
2013*	10.000000	11.384726	13.85%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.372632	-6.27%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.465680	9.674494	-7.56%	0
2014	10.258216	10.465680	2.02%	0
2013*	10.000000	10.258216	2.58%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.964445	9.724833	-2.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.911215	9.508958	-4.06%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2015	12.063156	11.118033	-7.83%	0
2014	11.878177	12.063156	1.56%	0
2013	9.804397	11.878177	21.15%	0
2012	8.785442	9.804397	11.60%	0
2011	9.655636	8.785442	-9.01%	0
2010	8.544298	9.655636	13.01%	0
2009	6.244568	8.544298	36.83%	0
2008	11.179816	6.244568	-44.14%	0
2007	10.012673	11.179816	11.66%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2015	11.071388	10.430348	-5.79%	0
2014	10.972875	11.071388	0.90%	0
2013	9.414602	10.972875	16.55%	0
2012	8.532986	9.414602	10.33%	0
2011	9.075640	8.532986	-5.98%	0
2010	8.128865	9.075640	11.65%	0
2009	6.098960	8.128865	33.28%	0
2008	10.739246	6.098960	-43.21%	0
2007*	10.000000	10.739246	7.39%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2015	10.799735	10.159539	-5.93%	0
2014	10.808753	10.799735	-0.08%	0
2013	9.996275	10.808753	8.13%	0
2012	9.193387	9.996275	8.73%	0
2011	9.392316	9.193387	-2.12%	0
2010	8.622026	9.392316	8.93%	0
2009	7.166236	8.622026	20.31%	0
2008	10.441595	7.166236	-31.37%	0
2007	10.015953	10.441595	4.25%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.506923	7.253999	-3.37%	0
2014	6.823809	7.506923	10.01%	0
2013	6.776968	6.823809	0.69%	0
2012	7.776357	6.776968	-12.85%	0
2011	8.670672	7.776357	-10.31%	0
2010	9.157891	8.670672	-5.32%	0
2009	9.720715	9.157891	-5.79%	274
2008*	10.000000	9.720715	-2.79%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	13.536404	13.453400	-0.61%	0
2014	13.416584	13.536404	0.89%	0
2013	11.637712	13.416584	15.29%	0
2012	11.354478	11.637712	2.49%	0
2011	12.380531	11.354478	-8.29%	0
2010	11.342408	12.380531	9.15%	0
2009	9.078338	11.342408	24.94%	213
2008	15.607742	9.078338	-41.83%	266
2007	12.956414	15.607742	20.46%	393
2006	11.850665	12.956414	9.33%	70
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	8.840113	8.836981	-0.04%	0
2014	8.605751	8.840113	2.72%	0
2013	8.625352	8.605751	-0.23%	0
2012	8.597044	8.625352	0.33%	0
2011	8.472244	8.597044	1.47%	0
2010	8.129345	8.472244	4.22%	0
2009	8.563838	8.129345	-5.07%	538
2008	10.735047	8.563838	-20.23%	575
2007	10.534481	10.735047	1.90%	3,306
2006	10.064023	10.534481	4.67%	3,220
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2015	10.174249	10.058767	-1.14%	0
2014	10.124945	10.174249	0.49%	0
2013*	10.000000	10.124945	1.25%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.395956	10.172802	-2.15%	0
2014	10.054124	10.395956	3.40%	0
2013*	10.000000	10.054124	0.54%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.374472	9.734434	-6.17%	0
2014	9.999052	10.374472	3.75%	0
2013*	10.000000	9.999052	-0.01%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	12.654738	11.383883	-10.04%	0
2014	13.609915	12.654738	-7.02%	0
2013	11.081382	13.609915	22.82%	0
2012	9.473978	11.081382	16.97%	0
2011	10.401772	9.473978	-8.92%	0
2010*	10.000000	10.401772	4.02%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.178344	7.201666	-21.54%	0
2014	9.806114	9.178344	-6.40%	0
2013*	10.000000	9.806114	-1.94%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.648012	8.893883	-7.82%	0
2014	9.980530	9.648012	-3.33%	0
2013*	10.000000	9.980530	-0.19%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.028242	10.554600	-4.29%	0
2014	10.778309	11.028242	2.32%	0
2013	10.117183	10.778309	6.53%	0
2012	9.434323	10.117183	7.24%	0
2011*	10.000000	9.434323	-5.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.159331	13.042987	-0.88%	0
2014	12.770085	13.159331	3.05%	0
2013	10.553373	12.770085	21.00%	0
2012	9.292312	10.553373	13.57%	0
2011*	10.000000	9.292312	-7.08%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.807177	9.374746	-4.41%	0
2014*	10.000000	9.807177	-1.93%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.196288	9.682937	-5.03%	0
2014*	10.000000	10.196288	1.96%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.892240	11.303483	-4.95%	0
2014	11.748826	11.892240	1.22%	0
2013*	10.000000	11.748826	17.49%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.481471	11.070536	-3.58%	0
2014	11.484404	11.481471	-0.03%	0
2013*	10.000000	11.484404	14.84%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.070208	9.897922	-1.71%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	14.614312	14.092348	-3.57%	0
2014	14.249019	14.614312	2.56%	0
2013	11.212550	14.249019	27.08%	0
2012	9.835595	11.212550	14.00%	0
2011	10.703357	9.835595	-8.11%	0
2010*	10.000000	10.703357	7.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.686160	12.319543	-2.89%	0
2014	12.392708	12.686160	2.37%	0
2013	11.012168	12.392708	12.54%	0
2012	10.102760	11.012168	9.00%	0
2011	10.433114	10.102760	-3.17%	0
2010*	10.000000	10.433114	4.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.639095	13.208888	-3.15%	0
2014	13.272702	13.639095	2.76%	0
2013	11.153226	13.272702	19.00%	0
2012	9.999699	11.153226	11.54%	0
2011	10.551582	9.999699	-5.23%	0
2010*	10.000000	10.551582	5.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.243514	10.954509	-2.57%	0
2014	11.085572	11.243514	1.42%	0
2013	10.763574	11.085572	2.99%	0
2012	10.201930	10.763574	5.51%	0
2011	10.249159	10.201930	-0.46%	0
2010*	10.000000	10.249159	2.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.311362	9.686001	-6.06%	0
2014	10.273529	10.311362	0.37%	0
2013*	10.000000	10.273529	2.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.257012	9.576278	-6.64%	0
2014	10.345499	10.257012	-0.86%	0
2013*	10.000000	10.345499	3.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.156174	12.775134	-2.90%	0
2014	12.818347	13.156174	2.64%	0
2013	11.086066	12.818347	15.63%	0
2012	10.052061	11.086066	10.29%	0
2011	10.485738	10.052061	-4.14%	0
2010*	10.000000	10.485738	4.86%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	13.985410	13.519698	-3.33%	0
2014	13.627370	13.985410	2.63%	0
2013	11.171956	13.627370	21.98%	0
2012	9.934040	11.171956	12.46%	0
2011	10.616896	9.934040	-6.43%	0
2010*	10.000000	10.616896	6.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.228833	11.874738	-2.90%	0
2014	11.970662	12.228833	2.16%	0
2013	10.964058	11.970662	9.18%	0
2012	10.151595	10.964058	8.00%	0
2011	10.370562	10.151595	-2.11%	0
2010*	10.000000	10.370562	3.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.637441	10.386641	-2.36%	0
2014	10.333510	10.637441	2.94%	0
2013	10.748506	10.333510	-3.86%	0
2012	10.223871	10.748506	5.13%	0
2011*	10.000000	10.223871	2.24%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	9.620477	7.931990	-17.55%	0
2014*	10.000000	9.620477	-3.80%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.708028	9.193128	-5.30%	0
2014*	10.000000	9.708028	-2.92%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.202364	9.679269	-5.13%	0
2014*	10.000000	10.202364	2.02%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.127062	9.928895	-1.96%	0
2014*	10.000000	10.127062	1.27%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.723893	9.452403	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.313888	10.022031	-2.83%	0
2014*	10.000000	10.313888	3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.217417	10.010975	-2.02%	0
2014*	10.000000	10.217417	2.17%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.293959	10.049776	-2.37%	0
2014*	10.000000	10.293959	2.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.121927	9.960966	-1.59%	0
2014*	10.000000	10.121927	1.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.310201	9.791458	-5.03%	0
2014	10.252757	10.310201	0.56%	0
2013*	10.000000	10.252757	2.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.302229	9.711697	-5.73%	0
2014	10.317557	10.302229	-0.15%	0
2013*	10.000000	10.317557	3.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.281436	10.057446	-2.18%	0
2014*	10.000000	10.281436	2.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.284785	10.020842	-2.57%	0
2014*	10.000000	10.284785	2.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.212603	10.020604	-1.88%	0
2014*	10.000000	10.212603	2.13%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.119159	9.680249	-4.34%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.099310	8.930979	-1.85%	0
2014	9.270822	9.099310	-1.85%	0
2013	9.445563	9.270822	-1.85%	0
2012	9.624086	9.445563	-1.85%	0
2011	9.804978	9.624086	-1.84%	0
2010	9.989773	9.804978	-1.85%	0
2009*	10.000000	9.989773	-0.10%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.730854	9.274769	-4.69%	0
2014	9.543629	9.730854	1.96%	0
2013*	10.000000	9.543629	-4.56%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	12.858834	12.538304	-2.49%	0
2014	13.280784	12.858834	-3.18%	0
2013	11.175528	13.280784	18.84%	0
2012	9.856838	11.175528	13.38%	0
2011	11.111649	9.856838	-11.29%	0
2010*	10.000000	11.111649	11.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	8.975629	8.338607	-7.10%	0
2014*	10.000000	8.975629	-10.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	16.576476	16.778987	1.22%	0
2014	15.332879	16.576476	8.11%	0
2013	11.622129	15.332879	31.93%	0
2012	10.196024	11.622129	13.99%	0
2011	10.734807	10.196024	-5.02%	0
2010*	10.000000	10.734807	7.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	15.610814	14.795431	-5.22%	0
2014	14.427244	15.610814	8.20%	0
2013	10.885979	14.427244	32.53%	0
2012	9.432340	10.885979	15.41%	0
2011	10.233264	9.432340	-7.83%	0
2010*	10.000000	10.233264	2.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	22.523907	22.066250	-2.03%	0
2014	22.058456	22.523907	2.11%	0
2013	16.174740	22.058456	36.38%	0
2012	14.342691	16.174740	12.77%	0
2011	15.257838	14.342691	-6.00%	0
2010	12.257769	15.257838	24.47%	0
2009*	10.000000	12.257769	22.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.355247	15.997150	-2.19%	0
2014	16.065945	16.355247	1.80%	0
2013	11.809464	16.065945	36.04%	0
2012	10.495556	11.809464	12.52%	0
2011	11.191125	10.495556	-6.22%	0
2010*	10.000000	11.191125	11.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.994306	17.151738	-4.68%	0
2014	15.666928	17.994306	14.86%	0
2013	11.764713	15.666928	33.17%	0
2012	10.302896	11.764713	14.19%	0
2011	10.746162	10.302896	-4.12%	0
2010*	10.000000	10.746162	7.46%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	10.999317	10.877442	-1.11%	0
2014*	10.000000	10.999317	9.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	10.705760	9.874838	-7.76%	0
2014*	10.000000	10.705760	7.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	10.386778	10.027898	-3.46%	0
2014*	10.000000	10.386778	3.87%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	10.850286	10.749166	-0.93%	0
2014*	10.000000	10.850286	8.50%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.721369	10.853304	-7.41%	0
2014	9.285854	11.721369	26.23%	0
2013*	10.000000	9.285854	-7.14%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.105704	10.034115	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.766962	9.553571	-2.18%	0
2014	9.902151	9.766962	-1.37%	0
2013	10.078169	9.902151	-1.75%	0
2012	9.919107	10.078169	1.60%	0
2011*	10.000000	9.919107	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.204875	9.527081	-6.64%	0
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.034144	9.350142	-6.82%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2015	9.909103	9.010727	-9.07%	0
2014	10.125859	9.909103	-2.14%	0
2013*	10.000000	10.125859	1.26%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2015	9.583400	9.104199	-5.00%	0
2014	9.629024	9.583400	-0.47%	0
2013*	10.000000	9.629024	-3.71%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares - Q/NQ
2015	10.335020	9.471327	-8.36%	0
2014	9.791556	10.335020	5.55%	0
2013	9.600035	9.791556	2.00%	0
2012*	10.000000	9.600035	-4.00%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2015	10.152356	9.714599	-4.31%	0
2014	10.456240	10.152356	-2.91%	0
2013	10.184571	10.456240	2.67%	0
2012*	10.000000	10.184571	1.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.406187	11.606278	1.75%	0
2014	11.387072	11.406187	0.17%	0
2013*	10.000000	11.387072	13.87%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.370529	9.243416	-10.87%	0
2014	10.518166	10.370529	-1.40%	0
2013	10.704721	10.518166	-1.74%	0
2012	9.500242	10.704721	12.68%	0
2011*	10.000000	9.500242	-5.00%	0
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.643157	5.576472	-27.04%	0
2014	9.569121	7.643157	-20.13%	0
2013	11.431741	9.569121	-16.29%	0
2012	11.079994	11.431741	3.17%	0
2011	12.209457	11.079994	-9.25%	0
2010*	10.000000	12.209457	22.09%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.555871	11.073826	-4.17%	0
2014	11.610608	11.555871	-0.47%	0
2013	12.725529	11.610608	-8.76%	0
2012	11.009900	12.725529	15.58%	0
2011	10.560962	11.009900	4.25%	0
2010*	10.000000	10.560962	5.61%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.766426	9.809010	-8.89%	0
2014	10.936450	10.766426	-1.55%	0
2013	11.925758	10.936450	-8.30%	0
2012	11.546962	11.925758	3.28%	0
2011	10.850779	11.546962	6.42%	0
2010*	10.000000	10.850779	8.51%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.796977	10.159164	-5.91%	0
2014	10.768050	10.796977	0.27%	0
2013	11.998874	10.768050	-10.26%	0
2012	11.440512	11.998874	4.88%	0
2011	10.846843	11.440512	5.47%	0
2010*	10.000000	10.846843	8.47%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2015	12.589021	12.137533	-3.59%	0
2014	12.424657	12.589021	1.32%	0
2013	11.984172	12.424657	3.68%	0
2012	10.692838	11.984172	12.08%	0
2011	10.552589	10.692838	1.33%	0
2010*	10.000000	10.552589	5.53%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	9.835900	9.674091	-1.65%	0
2014	9.946861	9.835900	-1.12%	0
2013	10.157932	9.946861	-2.08%	0
2012	9.787130	10.157932	3.79%	0
2011*	10.000000	9.787130	-2.13%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.528196	10.368114	-1.52%	0
2014	10.297503	10.528196	2.24%	0
2013	10.711515	10.297503	-3.87%	0
2012	9.967028	10.711515	7.47%	0
2011*	10.000000	9.967028	-0.33%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.028007	9.666527	-3.60%	0
2014	9.924895	10.028007	1.04%	0
2013*	10.000000	9.924895	-0.75%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2015	7.534993	6.244481	-17.13%	0
2014	8.803899	7.534993	-14.41%	0
2013	9.170779	8.803899	-4.00%	0
2012	8.368368	9.170779	9.59%	0
2011	11.161806	8.368368	-25.03%	0
2010*	10.000000	11.161806	11.62%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2015	12.643131	11.883617	-6.01%	0
2014	12.919690	12.643131	-2.14%	0
2013	11.773302	12.919690	9.74%	0
2012	10.368426	11.773302	13.55%	0
2011	10.782296	10.368426	-3.84%	0
2010*	10.000000	10.782296	7.82%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2015	13.291287	13.065502	-1.70%	0
2014	13.232298	13.291287	0.45%	0
2013	12.254020	13.232298	7.98%	0
2012	10.940210	12.254020	12.01%	0
2011	10.848157	10.940210	0.85%	0
2010*	10.000000	10.848157	8.48%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2015	9.808681	8.724141	-11.06%	0
2014	10.152855	9.808681	-3.39%	0
2013	8.997147	10.152855	12.85%	0
2012	7.938486	8.997147	13.34%	0
2011	11.078860	7.938486	-28.35%	0
2010*	10.000000	11.078860	10.79%	0
ProFunds - ProFund VP Banks - Q/NQ
2015	13.811035	13.496809	-2.28%	0
2014	12.748471	13.811035	8.33%	0
2013	9.732559	12.748471	30.99%	0
2012	7.433303	9.732559	30.93%	0
2011*	10.000000	7.433303	-25.67%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2015	9.500148	8.026132	-15.52%	0
2014	9.518736	9.500148	-0.20%	0
2013	8.188756	9.518736	16.24%	0
2012	7.690830	8.188756	6.47%	0
2011*	10.000000	7.690830	-23.09%	0
ProFunds - ProFund VP Bear - Q/NQ
2015	3.971769	3.706355	-6.68%	0
2014	4.719029	3.971769	-15.84%	0
2013	6.546072	4.719029	-27.91%	0
2012	7.996997	6.546072	-18.14%	0
2011	8.941857	7.996997	-10.57%	0
2010*	10.000000	8.941857	-10.58%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2015	27.086324	27.462643	1.39%	0
2014	21.272887	27.086324	27.33%	0
2013	12.868886	21.272887	65.30%	0
2012	9.318573	12.868886	38.10%	0
2011*	10.000000	9.318573	-6.81%	0
ProFunds - ProFund VP Bull - Q/NQ
2015	15.795849	15.432601	-2.30%	0
2014	14.437787	15.795849	9.41%	0
2013	11.336504	14.437787	27.36%	0
2012	10.142040	11.336504	11.78%	0
2011	10.332721	10.142040	-1.85%	0
2010*	10.000000	10.332721	3.33%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2015	14.618132	14.945036	2.24%	0
2014	13.511754	14.618132	8.19%	0
2013	10.717119	13.511754	26.08%	0
2012	9.849908	10.717119	8.80%	0
2011*	10.000000	9.849908	-1.50%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2015	17.434874	17.914811	2.75%	0
2014	15.795258	17.434874	10.38%	0
2013	11.505638	15.795258	37.28%	0
2012	9.601092	11.505638	19.84%	0
2011*	10.000000	9.601092	-3.99%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2015	7.874767	6.386972	-18.89%	0
2014	8.307395	7.874767	-5.21%	0
2013	9.044949	8.307395	-8.15%	0
2012	8.647684	9.044949	4.59%	0
2011	10.972501	8.647684	-21.19%	0
2010*	10.000000	10.972501	9.73%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2015	11.566519	10.117559	-12.53%	0
2014	12.900094	11.566519	-10.34%	0
2013	10.805360	12.900094	19.39%	0
2012	9.442416	10.805360	14.43%	0
2011	10.558277	9.442416	-10.57%	0
2010*	10.000000	10.558277	5.58%	0
ProFunds - ProFund VP Financials - Q/NQ
2015	14.500097	14.019135	-3.32%	0
2014	13.083387	14.500097	10.83%	0
2013	10.092472	13.083387	29.64%	0
2012	8.244212	10.092472	22.42%	0
2011*	10.000000	8.244212	-17.56%	0
ProFunds - ProFund VP Health Care - Q/NQ
2015	18.358631	18.924148	3.08%	0
2014	15.121036	18.358631	21.41%	0
2013	11.023290	15.121036	37.17%	0
2012	9.566418	11.023290	15.23%	0
2011*	10.000000	9.566418	-4.34%	0
ProFunds - ProFund VP Industrials - Q/NQ
2015	13.896782	13.173139	-5.21%	0
2014	13.410753	13.896782	3.62%	0
2013	9.887535	13.410753	35.63%	0
2012	8.699741	9.887535	13.65%	0
2011*	10.000000	8.699741	-13.00%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2015	10.951445	10.370165	-5.31%	0
2014	12.142438	10.951445	-9.81%	0
2013	10.353108	12.142438	17.28%	0
2012	9.098897	10.353108	13.78%	0
2011	10.821984	9.098897	-15.92%	0
2010*	10.000000	10.821984	8.22%	0
ProFunds - ProFund VP Internet - Q/NQ
2015	14.638847	17.292397	18.13%	0
2014	14.749358	14.638847	-0.75%	0
2013	9.905191	14.749358	48.91%	0
2012	8.426793	9.905191	17.54%	0
2011*	10.000000	8.426793	-15.73%	0
ProFunds - ProFund VP Japan - Q/NQ
2015	12.646735	13.133812	3.85%	0
2014	12.482408	12.646735	1.32%	0
2013	8.579251	12.482408	45.50%	0
2012	7.109661	8.579251	20.67%	0
2011	8.892042	7.109661	-20.04%	0
2010*	10.000000	8.892042	-11.08%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2015	18.458860	19.467967	5.47%	0
2014	16.073323	18.458860	14.84%	0
2013	12.196044	16.073323	31.79%	0
2012	10.691053	12.196044	14.08%	0
2011	10.735892	10.691053	-0.42%	0
2010*	10.000000	10.735892	7.36%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2015	11.909447	8.956917	-24.79%	0
2014	13.613494	11.909447	-12.52%	0
2013	11.179079	13.613494	21.78%	0
2012	11.069575	11.179079	0.99%	0
2011	11.030038	11.069575	0.36%	0
2010*	10.000000	11.030038	10.30%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2015	17.207997	17.640085	2.51%	0
2014	14.688589	17.207997	17.15%	0
2013	11.369492	14.688589	29.19%	0
2012	10.356532	11.369492	9.78%	0
2011*	10.000000	10.356532	3.57%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2015	3.149946	2.075925	-34.10%	0
2014	4.215475	3.149946	-25.28%	0
2013	6.921375	4.215475	-39.09%	0
2012	8.252675	6.921375	-16.13%	0
2011*	10.000000	8.252675	-17.47%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2015	12.811026	12.614786	-1.53%	0
2014	10.440490	12.811026	22.71%	0
2013	10.627483	10.440490	-1.76%	0
2012	9.241232	10.627483	15.00%	0
2011*	10.000000	9.241232	-7.59%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2015	3.846477	3.715371	-3.41%	0
2014	5.619415	3.846477	-31.55%	0
2013	4.915408	5.619415	14.32%	0
2012	5.381545	4.915408	-8.66%	0
2011	8.772775	5.381545	-38.66%	0
2010*	10.000000	8.772775	-12.27%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2015	14.282974	13.615604	-4.67%	0
2014	10.817014	14.282974	32.04%	0
2013	8.256788	10.817014	31.01%	0
2012	8.778836	8.256788	-5.95%	0
2011*	10.000000	8.778836	-12.21%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2015	7.181136	7.860190	9.46%	0
2014	7.537269	7.181136	-4.72%	0
2013	7.697062	7.537269	-2.08%	0
2012	9.019019	7.697062	-14.66%	0
2011	8.303357	9.019019	8.62%	0
2010*	10.000000	8.303357	-16.97%	0
ProFunds - ProFund VP Short International - Q/NQ
2015	5.210632	4.920816	-5.56%	0
2014	5.164268	5.210632	0.90%	0
2013	6.660980	5.164268	-22.47%	0
2012	8.500178	6.660980	-21.64%	0
2011	8.506623	8.500178	-0.08%	0
2010*	10.000000	8.506623	-14.93%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2015	3.318170	2.831951	-14.65%	0
2014	4.193541	3.318170	-20.87%	0
2013	6.052237	4.193541	-30.71%	0
2012	7.594019	6.052237	-20.30%	0
2011	8.642213	7.594019	-12.13%	0
2010*	10.000000	8.642213	-13.58%	0
ProFunds - ProFund VP Technology - Q/NQ
2015	14.252944	14.325345	0.51%	0
2014	12.294373	14.252944	15.93%	0
2013	10.005411	12.294373	22.88%	0
2012	9.241815	10.005411	8.26%	0
2011*	10.000000	9.241815	-7.58%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2015	11.774522	11.732551	-0.36%	0
2014	11.928970	11.774522	-1.29%	0
2013	10.844902	11.928970	10.00%	0
2012	9.483298	10.844902	14.36%	0
2011*	10.000000	9.483298	-5.17%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2015	15.572287	14.422051	-7.39%	0
2014	11.632411	15.572287	33.87%	0
2013	14.651843	11.632411	-20.61%	0
2012	14.784877	14.651843	-0.90%	0
2011	10.495892	14.784877	40.86%	0
2010*	10.000000	10.495892	4.96%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2015	33.829245	37.720253	11.50%	0
2014	25.373099	33.829245	33.33%	0
2013	14.438305	25.373099	75.73%	0
2012	10.998559	14.438305	31.27%	0
2011	11.340914	10.998559	-3.02%	0
2010*	10.000000	11.340914	13.41%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2015	1.135313	0.821703	-27.62%	0
2014	1.800462	1.135313	-36.94%	0
2013	3.571369	1.800462	-49.59%	0
2012	5.617656	3.571369	-36.43%	0
2011	7.354303	5.617656	-23.61%	0
2010*	10.000000	7.354303	-26.46%	0
ProFunds - ProFund VP Utilities - Q/NQ
2015	14.554365	13.370469	-8.13%	0
2014	11.779534	14.554365	23.56%	0
2013	10.591483	11.779534	11.22%	0
2012	10.776356	10.591483	-1.72%	0
2011*	10.000000	10.776356	7.76%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2015	7.909713	7.386013	-6.62%	0
2014	7.792402	7.909713	1.51%	0
2013	6.145685	7.792402	26.79%	0
2012	5.040979	6.145685	21.91%	0
2011	6.603996	5.040979	-23.67%	0
2010	5.952325	6.603996	10.95%	0
2009	6.280354	5.952325	-5.22%	0
2008	10.876402	6.280354	-42.26%	0
2007	15.198586	10.876402	-28.44%	0
2006	13.918951	15.198586	9.19%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2015	20.366209	16.531470	-18.83%	0
2014	21.133974	20.366209	-3.63%	0
2013	21.266673	21.133974	-0.62%	0
2012	19.569868	21.266673	8.67%	0
2011	23.866598	19.569868	-18.00%	0
2010	19.195821	23.866598	24.33%	0
2009	12.580697	19.195821	52.58%	0
2008	23.476339	12.580697	-46.41%	0
2007	17.856140	23.476339	31.47%	0
2006	14.875240	17.856140	20.04%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2015	27.934674	29.740954	6.47%	0
2014	21.448378	27.934674	30.24%	0
2013	14.171181	21.448378	51.35%	0
2012	10.618155	14.171181	33.46%	0
2011	9.781879	10.618155	8.55%	0
2010	9.002716	9.781879	8.65%	0
2009	7.750911	9.002716	16.15%	0
2008	8.951296	7.750911	-13.41%	0
2007	8.736173	8.951296	2.46%	0
2006	9.206437	8.736173	-5.11%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2015	2.898791	1.883410	-35.03%	0
2014	4.475708	2.898791	-35.23%	0
2013	4.711378	4.475708	-5.00%	0
2012	4.868950	4.711378	-3.24%	0
2011	5.313576	4.868950	-8.37%	0
2010	5.011289	5.313576	6.03%	0
2009	4.576641	5.011289	9.50%	1,048
2008	9.147681	4.576641	-49.97%	375
2007	7.114342	9.147681	28.58%	1,481
2006	8.825690	7.114342	-19.39%	1,239
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2015	26.893396	28.038387	4.26%	0
2014	24.328360	26.893396	10.54%	0
2013	19.326628	24.328360	25.88%	0
2012	18.058040	19.326628	7.03%	0
2011	16.171873	18.058040	11.66%	0
2010	14.048592	16.171873	15.11%	0
2009	12.016109	14.048592	16.91%	0
2008	15.980674	12.016109	-24.81%	0
2007	14.659359	15.980674	9.01%	0
2006	12.718580	14.659359	15.26%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2015	19.170047	18.021793	-5.99%	0
2014	16.721633	19.170047	14.64%	0
2013	10.471186	16.721633	59.69%	0
2012	9.107494	10.471186	14.97%	0
2011	8.505763	9.107494	7.07%	0
2010	6.955790	8.505763	22.28%	0
2009	5.177862	6.955790	34.34%	0
2008	13.780422	5.177862	-62.43%	0
2007	12.983286	13.780422	6.14%	0
2006	10.132516	12.983286	28.13%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2015	10.449276	10.471700	0.21%	0
2014	8.603835	10.449276	21.45%	0
2013	6.490729	8.603835	32.56%	0
2012	6.544600	6.490729	-0.82%	0
2011	7.984187	6.544600	-18.03%	0
2010	7.425121	7.984187	7.53%	0
2009	4.402172	7.425121	68.67%	0
2008	8.990694	4.402172	-51.04%	0
2007	9.395742	8.990694	-4.31%	0
2006	9.340263	9.395742	0.59%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2015	20.237973	13.859409	-31.52%	0
2014	25.339128	20.237973	-20.13%	0
2013	20.909585	25.339128	21.18%	0
2012	20.804811	20.909585	0.50%	0
2011	22.512830	20.804811	-7.59%	0
2010	19.266066	22.512830	16.85%	0
2009	14.172784	19.266066	35.94%	0
2008	26.759035	14.172784	-47.04%	0
2007	20.467683	26.759035	30.74%	0
2006	18.630430	20.467683	9.86%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2015	19.765252	13.249524	-32.97%	0
2014	28.500373	19.765252	-30.65%	0
2013	23.438263	28.500373	21.60%	0
2012	23.785151	23.438263	-1.46%	0
2011	26.715448	23.785151	-10.97%	0
2010	21.593929	26.715448	23.72%	0
2009	13.545779	21.593929	59.41%	0
2008	32.553660	13.545779	-58.39%	0
2007	24.194739	32.553660	34.55%	0
2006	22.210902	24.194739	8.93%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2015	9.817959	8.943752	-8.90%	0
2014	11.430981	9.817959	-14.11%	0
2013	9.400340	11.430981	21.60%	0
2012	7.872713	9.400340	19.40%	0
2011	9.451617	7.872713	-16.71%	0
2010	10.792654	9.451617	-12.43%	0
2009	8.106215	10.792654	33.14%	0
2008	18.297587	8.106215	-55.70%	0
2007	16.490439	18.297587	10.96%	0
2006	12.972239	16.490439	27.12%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2015	10.982166	10.349291	-5.76%	0
2014	9.938886	10.982166	10.50%	0
2013	7.938634	9.938886	25.20%	0
2012	6.593051	7.938634	20.41%	0
2011	7.895471	6.593051	-16.50%	0
2010	7.033851	7.895471	12.25%	0
2009	5.987987	7.033851	17.47%	0
2008	11.743205	5.987987	-49.01%	0
2007	14.736792	11.743205	-20.31%	0
2006	12.861824	14.736792	14.58%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2015	19.275457	17.954713	-6.85%	0
2014	14.583936	19.275457	32.17%	0
2013	18.176542	14.583936	-19.77%	0
2012	17.979731	18.176542	1.09%	0
2011	12.946838	17.979731	38.87%	0
2010	11.980512	12.946838	8.07%	0
2009	17.830380	11.980512	-32.81%	0
2008	12.543738	17.830380	42.15%	0
2007	11.647347	12.543738	7.70%	0
2006	12.252276	11.647347	-4.94%	693
Rydex Variable Trust - Health Care Fund - Q/NQ
2015	22.341050	22.921023	2.60%	0
2014	18.265284	22.341050	22.31%	0
2013	13.122335	18.265284	39.19%	0
2012	11.411499	13.122335	14.99%	0
2011	11.105529	11.411499	2.76%	0
2010	10.597437	11.105529	4.79%	0
2009	8.662144	10.597437	22.34%	0
2008	11.745329	8.662144	-26.25%	0
2007	11.287857	11.745329	4.05%	0
2006	10.940726	11.287857	3.17%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2015	9.966074	9.712278	-2.55%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2015	25.298538	26.906086	6.35%	0
2014	25.280795	25.298538	0.07%	0
2013	17.031715	25.280795	48.43%	0
2012	14.542889	17.031715	17.11%	0
2011	16.822278	14.542889	-13.55%	0
2010	14.191195	16.822278	18.54%	0
2009	8.717632	14.191195	62.79%	0
2008	16.113280	8.717632	-45.90%	0
2007	14.873478	16.113280	8.34%	0
2006	13.813049	14.873478	7.68%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2015	0.808637	0.729909	-9.74%	0
2014	1.053114	0.808637	-23.21%	0
2013	1.912211	1.053114	-44.93%	0
2012	2.512607	1.912211	-23.90%	0
2011	3.510252	2.512607	-28.42%	0
2010	5.130624	3.510252	-31.58%	0
2009	9.444550	5.130624	-45.68%	0
2008	5.982632	9.444550	57.87%	0
2007	6.698109	5.982632	-10.68%	0
2006	8.722891	6.698109	-23.21%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2015	2.862940	2.775783	-3.04%	0
2014	3.884683	2.862940	-26.30%	0
2013	3.433849	3.884683	13.13%	0
2012	3.729792	3.433849	-7.93%	0
2011	5.462809	3.729792	-31.72%	0
2010	6.383462	5.462809	-14.42%	0
2009	5.446524	6.383462	17.20%	0
2008	7.951463	5.446524	-31.50%	0
2007	8.485121	7.951463	-6.29%	0
2006	7.996423	8.485121	6.11%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2015	1.967698	1.909572	-2.95%	0
2014	2.266821	1.967698	-13.20%	0
2013	3.188731	2.266821	-28.91%	0
2012	3.979706	3.188731	-19.88%	0
2011	4.375449	3.979706	-9.04%	0
2010	5.967084	4.375449	-26.67%	0
2009	9.393507	5.967084	-36.48%	0
2008	7.119774	9.393507	31.94%	0
2007	7.401616	7.119774	-3.81%	0
2006	7.840728	7.401616	-5.60%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2015	1.045843	0.894365	-14.48%	0
2014	1.309546	1.045843	-20.14%	0
2013	1.880591	1.309546	-30.37%	0
2012	2.355301	1.880591	-20.15%	0
2011	2.668474	2.355301	-11.74%	0
2010	3.453258	2.668474	-22.73%	0
2009	5.871710	3.453258	-41.19%	0
2008	4.041410	5.871710	45.29%	0
2007	4.641693	4.041410	-12.93%	0
2006	4.796192	4.641693	-3.22%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2015	1.822792	1.790875	-1.75%	0
2014	2.037420	1.822792	-10.53%	0
2013	3.001894	2.037420	-32.13%	0
2012	3.737099	3.001894	-19.67%	0
2011	4.121138	3.737099	-9.32%	0
2010	5.801662	4.121138	-28.97%	0
2009	8.803807	5.801662	-34.10%	0
2008	7.193365	8.803807	22.39%	0
2007	6.956223	7.193365	3.41%	0
2006	8.049285	6.956223	-13.58%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2015	2.181415	2.046119	-6.20%	0
2014	2.598086	2.181415	-16.04%	0
2013	3.602298	2.598086	-27.88%	0
2012	4.421112	3.602298	-18.52%	0
2011	4.952099	4.421112	-10.72%	0
2010	6.075929	4.952099	-18.50%	0
2009	8.544546	6.075929	-28.89%	0
2008	6.251809	8.544546	36.67%	0
2007	6.317955	6.251809	-1.05%	0
2006	6.958879	6.317955	-9.21%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2015	10.398328	11.430281	9.92%	0
2014	12.524379	10.398328	-16.98%	0
2013	8.179746	12.524379	53.11%	0
2012	6.939216	8.179746	17.88%	0
2011	9.950134	6.939216	-30.26%	0
2010	8.759840	9.950134	13.59%	0
2009	7.216535	8.759840	21.39%	0
2008	10.970107	7.216535	-34.22%	0
2007	12.592290	10.970107	-12.88%	0
2006	12.202267	12.592290	3.20%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2015	25.762283	25.362456	-1.55%	0
2014	24.419694	25.762283	5.50%	0
2013	17.470369	24.419694	39.78%	0
2012	14.672185	17.470369	19.07%	0
2011	14.590491	14.672185	0.56%	0
2010	11.404567	14.590491	27.94%	0
2009	8.498512	11.404567	34.19%	0
2008	17.009804	8.498512	-50.04%	0
2007	17.783516	17.009804	-4.35%	0
2006	14.673996	17.783516	21.19%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2015	32.470458	30.116098	-7.25%	0
2014	29.555181	32.470458	9.86%	0
2013	20.043279	29.555181	47.46%	0
2012	16.425695	20.043279	22.02%	0
2011	18.109754	16.425695	-9.30%	0
2010	13.413606	18.109754	35.01%	0
2009	8.967825	13.413606	49.57%	0
2008	20.231547	8.967825	-55.67%	0
2007	19.899451	20.231547	1.67%	0
2006	18.353170	19.899451	8.43%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2015	29.085226	32.722747	12.51%	0
2014	21.697301	29.085226	34.05%	0
2013	12.266233	21.697301	76.89%	0
2012	9.318096	12.266233	31.64%	0
2011	9.557976	9.318096	-2.51%	0
2010	7.113112	9.557976	34.37%	0
2009	3.327321	7.113112	113.78%	0
2008	12.373141	3.327321	-73.11%	0
2007	9.834071	12.373141	25.82%	0
2006	9.554423	9.834071	2.93%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2015	25.563236	27.158055	6.24%	0
2014	22.176064	25.563236	15.27%	0
2013	16.783423	22.176064	32.13%	0
2012	14.644453	16.783423	14.61%	0
2011	14.603147	14.644453	0.28%	0
2010	12.557023	14.603147	16.29%	0
2009	8.416800	12.557023	49.19%	0
2008	14.763870	8.416800	-42.99%	0
2007	12.767941	14.763870	15.63%	0
2006	12.297984	12.767941	3.82%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2015	17.907564	17.449987	-2.56%	0
2014	15.385352	17.907564	16.39%	0
2013	10.520882	15.385352	46.24%	0
2012	8.768894	10.520882	19.98%	0
2011	9.039371	8.768894	-2.99%	0
2010	7.676823	9.039371	17.75%	0
2009	5.772064	7.676823	33.00%	0
2008	12.918631	5.772064	-55.32%	0
2007	13.016950	12.918631	-0.76%	0
2006	11.118547	13.016950	17.07%	553
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2015	9.371060	6.404019	-31.66%	0
2014	11.551848	9.371060	-18.88%	0
2013	21.837663	11.551848	-47.10%	0
2012	23.201046	21.837663	-5.88%	0
2011	31.166861	23.201046	-25.56%	0
2010	22.997197	31.166861	35.52%	0
2009	15.700251	22.997197	46.48%	0
2008	26.038687	15.700251	-39.70%	0
2007	22.193022	26.038687	17.33%	0
2006	18.620050	22.193022	19.19%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2015	21.538936	20.606750	-4.33%	0
2014	18.134883	21.538936	18.77%	0
2013	17.775596	18.134883	2.02%	0
2012	15.303943	17.775596	16.15%	0
2011	15.246507	15.303943	0.38%	0
2010	12.440273	15.246507	22.56%	0
2009	10.118426	12.440273	22.95%	211
2008	17.666289	10.118426	-42.72%	216
2007	22.256582	17.666289	-20.62%	1,200
2006	17.345315	22.256582	28.31%	567
Rydex Variable Trust - Retailing Fund - Q/NQ
2015	24.006660	23.249768	-3.15%	0
2014	22.510666	24.006660	6.65%	0
2013	16.888882	22.510666	33.29%	0
2012	14.736409	16.888882	14.61%	0
2011	14.258109	14.736409	3.35%	0
2010	11.608412	14.258109	22.83%	0
2009	8.200484	11.608412	41.56%	0
2008	12.460887	8.200484	-34.19%	0
2007	14.527816	12.460887	-14.23%	0
2006	13.446043	14.527816	8.05%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2015	24.529128	21.890059	-10.76%	0
2014	23.963992	24.529128	2.36%	0
2013	15.397920	23.963992	55.63%	0
2012	12.848849	15.397920	19.84%	0
2011	14.907162	12.848849	-13.81%	0
2010	11.017892	14.907162	35.30%	0
2009	8.420608	11.017892	30.84%	0
2008	17.641926	8.420608	-52.27%	0
2007	19.275361	17.641926	-8.47%	0
2006	16.249732	19.275361	18.62%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2015	17.645649	17.031810	-3.48%	0
2014	14.422433	17.645649	22.35%	0
2013	8.709536	14.422433	65.59%	0
2012	6.858459	8.709536	26.99%	0
2011	7.274762	6.858459	-5.72%	0
2010	5.907288	7.274762	23.15%	0
2009	4.111803	5.907288	43.67%	0
2008	13.086446	4.111803	-68.58%	0
2007	13.253241	13.086446	-1.26%	0
2006	10.915439	13.253241	21.42%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2015	18.967041	18.817272	-0.79%	0
2014	17.189593	18.967041	10.34%	0
2013	12.392868	17.189593	38.71%	0
2012	11.143757	12.392868	11.21%	0
2011	11.478293	11.143757	-2.91%	0
2010	9.353171	11.478293	22.72%	0
2009	6.472155	9.353171	44.51%	0
2008	10.958799	6.472155	-40.94%	0
2007	10.643644	10.958799	2.96%	0
2006	10.287797	10.643644	3.46%	42
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2015	19.059463	16.952167	-11.06%	0
2014	17.503241	19.059463	8.89%	0
2013	12.276280	17.503241	42.58%	0
2012	10.233439	12.276280	19.96%	0
2011	10.767135	10.233439	-4.96%	0
2010	9.117523	10.767135	18.09%	0
2009	6.141534	9.117523	48.46%	0
2008	12.187474	6.141534	-49.61%	0
2007	13.122800	12.187474	-7.13%	0
2006	11.362557	13.122800	15.49%	69

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2015	22.393106	22.268842	-0.55%	0
2014	23.175095	22.393106	-3.37%	0
2013	17.614019	23.175095	31.57%	0
2012	15.464207	17.614019	13.90%	0
2011	15.859442	15.464207	-2.49%	0
2010	12.187477	15.859442	30.13%	0
2009	7.918245	12.187477	53.92%	0
2008	12.634753	7.918245	-37.33%	0
2007	11.870826	12.634753	6.44%	0
2006	11.727264	11.870826	1.22%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2015	18.854935	16.310306	-13.50%	0
2014	18.000097	18.854935	4.75%	0
2013	13.504133	18.000097	33.29%	0
2012	11.761273	13.504133	14.82%	0
2011	12.905403	11.761273	-8.87%	0
2010	10.945162	12.905403	17.91%	0
2009	7.182795	10.945162	52.38%	0
2008	12.983102	7.182795	-44.68%	0
2007	13.903020	12.983102	-6.62%	0
2006	12.098394	13.903020	14.92%	65
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2015	19.363667	18.934499	-2.22%	0
2014	19.728779	19.363667	-1.85%	0
2013	14.224735	19.728779	38.69%	0
2012	13.103440	14.224735	8.56%	0
2011	12.896562	13.103440	1.60%	0
2010	10.478020	12.896562	23.08%	0
2009	7.968573	10.478020	31.49%	0
2008	12.361395	7.968573	-35.54%	0
2007	12.609362	12.361395	-1.97%	0
2006	11.924551	12.609362	5.74%	36
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2015	17.217494	14.610201	-15.14%	0
2014	17.314778	17.217494	-0.56%	0
2013	12.351165	17.314778	40.19%	0
2012	10.453992	12.351165	18.15%	0
2011	11.761407	10.453992	-11.12%	0
2010	9.578707	11.761407	22.79%	0
2009	6.014310	9.578707	59.27%	0
2008	10.845636	6.014310	-44.55%	0
2007	13.876444	10.845636	-21.84%	0
2006	11.859478	13.876444	17.01%	49

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2015	6.277073	6.983531	11.25%	0
2014	5.202372	6.277073	20.66%	0
2013	5.462619	5.202372	-4.76%	0
2012	5.938887	5.462619	-8.02%	0
2011	6.319791	5.938887	-6.03%	0
2010	6.742756	6.319791	-6.27%	0
2009	8.162689	6.742756	-17.40%	0
2008	7.878290	8.162689	3.61%	0
2007	9.008623	7.878290	-12.55%	0
2006	10.269257	9.008623	-12.28%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2015	18.070391	17.933520	-0.76%	0
2014	16.698499	18.070391	8.22%	0
2013	12.565644	16.698499	32.89%	0
2012	11.432931	12.565644	9.91%	0
2011	12.828195	11.432931	-10.88%	0
2010	11.665960	12.828195	9.96%	0
2009	7.638514	11.665960	52.73%	0
2008	14.257198	7.638514	-46.42%	0
2007	13.161247	14.257198	8.33%	0
2006	12.662746	13.161247	3.94%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2015	8.404621	7.694093	-8.45%	0
2014	8.344791	8.404621	0.72%	0
2013	7.238013	8.344791	15.29%	0
2012	7.032987	7.238013	2.92%	0
2011	8.370934	7.032987	-15.98%	0
2010	7.447845	8.370934	12.39%	0
2009	5.896810	7.447845	26.30%	0
2008	10.991398	5.896810	-46.35%	0
2007	10.253786	10.991398	7.19%	0
2006	8.740929	10.253786	17.31%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2015	27.660776	23.324500	-15.68%	0
2014	22.949358	27.660776	20.53%	0
2013	15.521532	22.949358	47.85%	0
2012	13.449729	15.521532	15.40%	0
2011	15.417049	13.449729	-12.76%	0
2010	12.653666	15.417049	21.84%	0
2009	10.982824	12.653666	15.21%	0
2008	14.971913	10.982824	-26.64%	0
2007	16.719231	14.971913	-10.45%	0
2006	15.862257	16.719231	5.40%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2015	15.346651	13.953820	-9.08%	0
2014	12.723082	15.346651	20.62%	0
2013	11.408306	12.723082	11.52%	0
2012	11.495404	11.408306	-0.76%	0
2011	10.071128	11.495404	14.14%	0
2010	9.600189	10.071128	4.91%	0
2009	8.595270	9.600189	11.69%	0
2008	12.435107	8.595270	-30.88%	0
2007	11.226464	12.435107	10.77%	0
2006	9.455195	11.226464	18.73%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2015	7.355841	6.004738	-18.37%	0
2014	9.597895	7.355841	-23.36%	0
2013	10.062081	9.597895	-4.61%	0
2012	10.172701	10.062081	-1.09%	0
2011	10.760441	10.172701	-5.46%	0
2010	11.614628	10.760441	-7.35%	0
2009	11.100313	11.614628	4.63%	0
2008	12.886589	11.100313	-13.86%	0
2007	11.116596	12.886589	15.92%	0
2006	9.703393	11.116596	14.56%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	9.996169	9.722418	-2.74%	0
2014	10.046509	9.996169	-0.50%	0
2013*	10.000000	10.046509	0.47%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	10.753528	10.430518	-3.00%	0
2014	10.648441	10.753528	0.99%	0
2013	11.890359	10.648441	-10.44%	0
2012	10.277733	11.890359	15.69%	0
2011*	10.000000	10.277733	2.78%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.571621	8.935222	-15.48%	0
2014*	10.000000	10.571621	5.72%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	11.863965	11.479321	-3.24%	0
2014	10.616947	11.863965	11.75%	0
2013	10.539481	10.616947	0.74%	0
2012	8.263934	10.539481	27.54%	0
2011*	10.000000	8.263934	-17.36%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.238411	10.310199	-8.26%	0
2014	11.226172	11.238411	0.11%	0
2013	9.881130	11.226172	13.61%	0
2012	8.854971	9.881130	11.59%	0
2011*	10.000000	8.854971	-11.45%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	6.699843	4.376306	-34.68%	0
2014	8.438313	6.699843	-20.60%	0
2013	7.778029	8.438313	8.49%	0
2012	7.665457	7.778029	1.47%	0
2011*	10.000000	7.665457	-23.35%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2015	12.059293	11.983227	-0.63%	0
2014	11.476900	12.059293	5.07%	0
2013	10.061794	11.476900	14.06%	0
2012	9.047029	10.061794	11.22%	0
2011*	10.000000	9.047029	-9.53%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.374087	6.926174	-39.11%	0
2014	10.360370	11.374087	9.78%	0
2013*	10.000000	10.360370	3.60%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.247268	9.920170	-3.19%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.155653	9.716782	-4.32%	0
2014	10.021655	10.155653	1.34%	0
2013	11.162284	10.021655	-10.22%	0
2012	10.596370	11.162284	5.34%	0
2011*	10.000000	10.596370	5.96%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015*	10.000000	9.212207	-7.88%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I - Q/NQ
2015*	10.000000	9.923868	-0.76%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2015*	10.000000	9.339355	-6.61%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.832354	9.472619	-3.66%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.434221	11.214768	-1.92%	0
2014	11.440295	11.434221	-0.05%	0
2013*	10.000000	11.440295	14.40%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.106163	11.757243	-2.88%	0
2014	12.106715	12.106163	0.00%	0
2013	10.786219	12.106715	12.24%	0
2012	9.999032	10.786219	7.87%	0
2011	10.577314	9.999032	-5.47%	0
2010*	10.000000	10.577314	5.77%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2015	9.928937	9.352059	-5.81%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2015	6.956823	5.111740	-26.52%	0
2014	8.545344	6.956823	-18.59%	0
2013	9.708012	8.545344	-11.98%	0
2012	10.108289	9.708012	-3.96%	0
2011	11.796033	10.108289	-14.31%	0
2010*	10.000000	11.796033	17.96%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.845273	10.371492	-4.37%	0
2014*	10.000000	10.845273	8.45%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.542261	-4.58%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2015	11.685163	11.456234	-1.96%	0
2014	11.286389	11.685163	3.53%	0
2013	9.974869	11.286389	13.15%	0
2012	9.059986	9.974869	10.10%	0
2011*	10.000000	9.059986	-9.40%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.645988	-3.54%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.240559	-7.59%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.227970	2.28%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.076538	-9.23%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.875324	9.500133	-3.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	13.892538	12.781752	-8.00%	0
2014	13.769465	13.892538	0.89%	0
2013	11.340365	13.769465	21.42%	0
2012	10.023609	11.340365	13.14%	0
2011	10.377375	10.023609	-3.41%	0
2010*	10.000000	10.377375	3.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.785932	9.834538	-8.82%	0
2014	10.509717	10.785932	2.63%	0
2013*	10.000000	10.509717	5.10%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.801944	11.155068	-5.48%	0
2014	11.380857	11.801944	3.70%	0
2013*	10.000000	11.380857	13.81%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.369427	-6.31%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.459616	9.663958	-7.61%	0
2014	10.257500	10.459616	1.97%	0
2013*	10.000000	10.257500	2.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.963735	9.719193	-2.45%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.910508	9.503433	-4.11%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2015	12.013636	11.066763	-7.88%	0
2014	11.835450	12.013636	1.51%	0
2013	9.774112	11.835450	21.09%	0
2012	8.762764	9.774112	11.54%	0
2011	9.635619	8.762764	-9.06%	0
2010	8.530916	9.635619	12.95%	0
2009	6.237963	8.530916	36.76%	22,209
2008	11.173702	6.237963	-44.17%	13,167
2007	10.012323	11.173702	11.60%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2015	11.028219	10.384384	-5.84%	0
2014	10.935660	11.028219	0.85%	0
2013	9.387449	10.935660	16.49%	0
2012	8.512725	9.387449	10.28%	0
2011	9.058687	8.512725	-6.03%	0
2010	8.117811	9.058687	11.59%	0
2009	6.093774	8.117811	33.21%	14,244
2008	10.735587	6.093774	-43.24%	8,499
2007*	10.000000	10.735587	7.36%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2015	10.755391	10.112684	-5.98%	0
2014	10.769857	10.755391	-0.13%	0
2013	9.965384	10.769857	8.07%	0
2012	9.169661	9.965384	8.68%	0
2011	9.372834	9.169661	-2.17%	0
2010	8.608526	9.372834	8.88%	0
2009	7.158663	8.608526	20.25%	5,268
2008	10.435883	7.158663	-31.40%	2,972
2007	10.015603	10.435883	4.20%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.483780	7.227957	-3.42%	0
2014	6.806237	7.483780	9.95%	0
2013	6.762964	6.806237	0.64%	0
2012	7.764269	6.762964	-12.90%	0
2011	8.661601	7.764269	-10.36%	0
2010	9.152981	8.661601	-5.37%	0
2009	9.720456	9.152981	-5.84%	51,874
2008*	10.000000	9.720456	-2.80%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	13.449310	13.360044	-0.66%	0
2014	13.337054	13.449310	0.84%	0
2013	11.574627	13.337054	15.23%	7
2012	11.298699	11.574627	2.44%	0
2011	12.325991	11.298699	-8.33%	0
2010	11.298189	12.325991	9.10%	0
2009	9.047552	11.298189	24.88%	47,591
2008	15.562757	9.047552	-41.86%	53,161
2007	12.925699	15.562757	20.40%	41,477
2006	11.828570	12.925699	9.28%	34,620
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	8.799291	8.791697	-0.09%	0
2014	8.570378	8.799291	2.67%	0
2013	8.594287	8.570378	-0.28%	27
2012	8.570452	8.594287	0.28%	0
2011	8.450323	8.570452	1.42%	0
2010	8.112437	8.450323	4.17%	0
2009	8.550373	8.112437	-5.12%	96,438
2008	10.723628	8.550373	-20.27%	113,996
2007	10.528673	10.723628	1.85%	186,774
2006	10.063586	10.528673	4.62%	174,348
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2015	10.165608	10.045119	-1.19%	0
2014	10.121491	10.165608	0.44%	0
2013*	10.000000	10.121491	1.21%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.389942	10.161729	-2.20%	0
2014	10.053425	10.389942	3.35%	0
2013*	10.000000	10.053425	0.53%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.368463	9.723833	-6.22%	0
2014	9.998352	10.368463	3.70%	0
2013*	10.000000	9.998352	-0.02%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	12.624704	11.351072	-10.09%	0
2014	13.584539	12.624704	-7.07%	0
2013	11.066355	13.584539	22.76%	0
2012	9.465957	11.066355	16.91%	0
2011	10.398263	9.465957	-8.97%	0
2010*	10.000000	10.398263	3.98%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.170548	7.191881	-21.58%	0
2014	9.802776	9.170548	-6.45%	0
2013*	10.000000	9.802776	-1.97%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.639798	8.881786	-7.86%	0
2014	9.977124	9.639798	-3.38%	0
2013*	10.000000	9.977124	-0.23%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	11.007661	10.529541	-4.34%	0
2014	10.763673	11.007661	2.27%	0
2013	10.108599	10.763673	6.48%	0
2012	9.431135	10.108599	7.18%	0
2011*	10.000000	9.431135	-5.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.134804	13.012046	-0.93%	0
2014	12.752774	13.134804	3.00%	0
2013	10.544429	12.752774	20.94%	0
2012	9.289170	10.544429	13.51%	0
2011*	10.000000	9.289170	-7.11%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.803757	9.366706	-4.46%	0
2014*	10.000000	9.803757	-1.96%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.192818	9.674706	-5.08%	0
2014*	10.000000	10.192818	1.93%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.880374	11.286456	-5.00%	0
2014	11.743080	11.880374	1.17%	0
2013*	10.000000	11.743080	17.43%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.470012	11.053855	-3.63%	0
2014	11.478784	11.470012	-0.08%	0
2013*	10.000000	11.478784	14.79%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.069487	9.892169	-1.76%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	14.579622	14.051728	-3.62%	0
2014	14.222435	14.579622	2.51%	0
2013	11.197327	14.222435	27.02%	0
2012	9.827260	11.197327	13.94%	0
2011	10.699739	9.827260	-8.15%	0
2010*	10.000000	10.699739	7.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.656035	12.284033	-2.94%	0
2014	12.369580	12.656035	2.32%	0
2013	10.997221	12.369580	12.48%	0
2012	10.094213	10.997221	8.95%	0
2011	10.429579	10.094213	-3.22%	0
2010*	10.000000	10.429579	4.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.606728	13.170820	-3.20%	0
2014	13.247945	13.606728	2.71%	0
2013	11.138098	13.247945	18.94%	0
2012	9.991233	11.138098	11.48%	0
2011	10.548019	9.991233	-5.28%	0
2010*	10.000000	10.548019	5.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.216869	10.922992	-2.62%	0
2014	11.064922	11.216869	1.37%	0
2013	10.748988	11.064922	2.94%	0
2012	10.193308	10.748988	5.45%	0
2011	10.245702	10.193308	-0.51%	0
2010*	10.000000	10.245702	2.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.305389	9.675469	-6.11%	0
2014	10.272812	10.305389	0.32%	0
2013*	10.000000	10.272812	2.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.251062	9.565842	-6.68%	0
2014	10.344777	10.251062	-0.91%	0
2013*	10.000000	10.344777	3.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.124938	12.738305	-2.95%	0
2014	12.794434	13.124938	2.58%	0
2013	11.071029	12.794434	15.57%	0
2012	10.043562	11.071029	10.23%	0
2011	10.482194	10.043562	-4.18%	0
2010*	10.000000	10.482194	4.82%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	13.952184	13.480708	-3.38%	0
2014	13.601935	13.952184	2.57%	0
2013	11.156786	13.601935	21.92%	0
2012	9.925624	11.156786	12.40%	0
2011	10.613301	9.925624	-6.48%	0
2010*	10.000000	10.613301	6.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.199821	11.840530	-2.95%	0
2014	11.948344	12.199821	2.10%	0
2013	10.949196	11.948344	9.13%	0
2012	10.143019	10.949196	7.95%	0
2011	10.367062	10.143019	-2.16%	0
2010*	10.000000	10.367062	3.67%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.617609	10.361984	-2.41%	0
2014	10.319485	10.617609	2.89%	0
2013	10.739397	10.319485	-3.91%	0
2012	10.220417	10.739397	5.08%	0
2011*	10.000000	10.220417	2.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	9.617117	7.925165	-17.59%	0
2014*	10.000000	9.617117	-3.83%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.704715	9.185307	-5.35%	0
2014*	10.000000	9.704715	-2.95%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.198890	9.671044	-5.18%	0
2014*	10.000000	10.198890	1.99%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.123524	9.920363	-2.01%	0
2014*	10.000000	10.123524	1.24%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.723200	9.446912	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.310282	10.013411	-2.88%	0
2014*	10.000000	10.310282	3.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.213842	10.002368	-2.07%	0
2014*	10.000000	10.213842	2.14%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.290380	10.041149	-2.42%	0
2014*	10.000000	10.290380	2.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.118401	9.952433	-1.64%	0
2014*	10.000000	10.118401	1.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.304243	9.780815	-5.08%	0
2014	10.252044	10.304243	0.51%	0
2013*	10.000000	10.252044	2.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.296276	9.701140	-5.78%	0
2014	10.316839	10.296276	-0.20%	0
2013*	10.000000	10.316839	3.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.277840	10.048813	-2.23%	0
2014*	10.000000	10.277840	2.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.281199	10.012235	-2.62%	0
2014*	10.000000	10.281199	2.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.209036	10.011992	-1.93%	0
2014*	10.000000	10.209036	2.09%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.118439	9.674626	-4.39%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.075903	8.903465	-1.90%	0
2014	9.251682	9.075903	-1.90%	0
2013	9.430865	9.251682	-1.90%	14
2012	9.614027	9.430865	-1.91%	0
2011	9.799709	9.614027	-1.89%	0
2010	9.989495	9.799709	-1.90%	0
2009*	10.000000	9.989495	-0.11%	137,240
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.722594	9.262184	-4.74%	0
2014	9.540382	9.722594	1.91%	0
2013*	10.000000	9.540382	-4.60%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	12.828279	12.502135	-2.54%	0
2014	13.256001	12.828279	-3.23%	0
2013	11.160362	13.256001	18.78%	0
2012	9.848482	11.160362	13.32%	0
2011	11.107892	9.848482	-11.34%	0
2010*	10.000000	11.107892	11.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	8.972486	8.331440	-7.14%	0
2014*	10.000000	8.972486	-10.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	16.537139	16.730644	1.17%	0
2014	15.304284	16.537139	8.06%	0
2013	11.606361	15.304284	31.86%	0
2012	10.187393	11.606361	13.93%	0
2011	10.731179	10.187393	-5.07%	0
2010*	10.000000	10.731179	7.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	15.573787	14.752818	-5.27%	0
2014	14.400355	15.573787	8.15%	0
2013	10.871216	14.400355	32.46%	0
2012	9.424362	10.871216	15.35%	0
2011	10.229808	9.424362	-7.87%	0
2010*	10.000000	10.229808	2.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	22.458755	21.991218	-2.08%	0
2014	22.005850	22.458755	2.06%	0
2013	16.144382	22.005850	36.31%	0
2012	14.323089	16.144382	12.72%	0
2011	15.244746	14.323089	-6.05%	0
2010	12.253482	15.244746	24.41%	0
2009*	10.000000	12.253482	22.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.316450	15.951064	-2.24%	0
2014	16.036002	16.316450	1.75%	0
2013	11.793460	16.036002	35.97%	0
2012	10.486684	11.793460	12.46%	0
2011	11.187350	10.486684	-6.26%	0
2010*	10.000000	11.187350	11.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.951593	17.102299	-4.73%	0
2014	15.637706	17.951593	14.80%	0
2013	11.748752	15.637706	33.10%	0
2012	10.294172	11.748752	14.13%	0
2011	10.742530	10.294172	-4.17%	0
2010*	10.000000	10.742530	7.43%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	10.995477	10.868103	-1.16%	0
2014*	10.000000	10.995477	9.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	10.702023	9.866366	-7.81%	0
2014*	10.000000	10.702023	7.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	10.383154	10.019286	-3.50%	0
2014*	10.000000	10.383154	3.83%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	10.846499	10.739937	-0.98%	0
2014*	10.000000	10.846499	8.46%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.711428	10.838575	-7.45%	0
2014	9.282692	11.711428	26.16%	0
2013*	10.000000	9.282692	-7.17%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.104985	10.028283	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.748728	9.530866	-2.23%	0
2014	9.888704	9.748728	-1.42%	0
2013	10.069619	9.888704	-1.80%	0
2012	9.915757	10.069619	1.55%	0
2011*	10.000000	9.915757	-0.84%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.204146	9.521544	-6.69%	0
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.033428	9.344700	-6.86%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2015	9.903366	9.000930	-9.11%	0
2014	10.125152	9.903366	-2.19%	0
2013*	10.000000	10.125152	1.25%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2015	9.575266	9.091851	-5.05%	0
2014	9.625749	9.575266	-0.52%	0
2013*	10.000000	9.625749	-3.74%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares - Q/NQ
2015	10.321575	9.454190	-8.40%	0
2014	9.783799	10.321575	5.50%	0
2013	9.597318	9.783799	1.94%	0
2012*	10.000000	9.597318	-4.03%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2015	10.139136	9.697013	-4.36%	0
2014	10.447939	10.139136	-2.96%	0
2013	10.181684	10.447939	2.62%	0
2012*	10.000000	10.181684	1.82%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.396499	11.590522	1.70%	0
2014	11.383193	11.396499	0.12%	0
2013*	10.000000	11.383193	13.83%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.351181	9.221461	-10.91%	0
2014	10.503891	10.351181	-1.45%	0
2013	10.695652	10.503891	-1.79%	0
2012	9.497035	10.695652	12.62%	0
2011*	10.000000	9.497035	-5.03%	0
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.625029	5.560414	-27.08%	0
2014	9.551293	7.625029	-20.17%	0
2013	11.416262	9.551293	-16.34%	0
2012	11.070634	11.416262	3.12%	0
2011	12.205344	11.070634	-9.30%	0
2010*	10.000000	12.205344	22.05%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.528445	11.041917	-4.22%	0
2014	11.588949	11.528445	-0.52%	0
2013	12.708269	11.588949	-8.81%	0
2012	11.000590	12.708269	15.52%	0
2011	10.557391	11.000590	4.20%	0
2010*	10.000000	10.557391	5.57%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.740819	9.780688	-8.94%	0
2014	10.915998	10.740819	-1.60%	0
2013	11.909522	10.915998	-8.34%	0
2012	11.537147	11.909522	3.23%	0
2011	10.847069	11.537147	6.36%	0
2010*	10.000000	10.847069	8.47%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.771349	10.129893	-5.96%	0
2014	10.747961	10.771349	0.22%	0
2013	11.982606	10.747961	-10.30%	0
2012	11.430836	11.982606	4.83%	0
2011	10.843178	11.430836	5.42%	0
2010*	10.000000	10.843178	8.43%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2015	12.559164	12.102583	-3.64%	0
2014	12.401503	12.559164	1.27%	0
2013	11.967936	12.401503	3.62%	0
2012	10.683798	11.967936	12.02%	0
2011	10.549022	10.683798	1.28%	0
2010*	10.000000	10.549022	5.49%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	9.817515	9.651088	-1.70%	0
2014	9.933330	9.817515	-1.17%	0
2013	10.149284	9.933330	-2.13%	0
2012	9.783786	10.149284	3.74%	0
2011*	10.000000	9.783786	-2.16%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.508572	10.343507	-1.57%	0
2014	10.283535	10.508572	2.19%	0
2013	10.702435	10.283535	-3.91%	0
2012	9.963663	10.702435	7.41%	0
2011*	10.000000	9.963663	-0.36%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.022189	9.655985	-3.65%	0
2014	9.924204	10.022189	0.99%	0
2013*	10.000000	9.924204	-0.76%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2015	7.517120	6.226487	-17.17%	0
2014	8.787504	7.517120	-14.46%	0
2013	9.158359	8.787504	-4.05%	0
2012	8.361297	9.158359	9.53%	0
2011	11.158041	8.361297	-25.06%	0
2010*	10.000000	11.158041	11.58%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2015	12.613049	11.849306	-6.06%	0
2014	12.895528	12.613049	-2.19%	0
2013	11.757279	12.895528	9.68%	0
2012	10.359614	11.757279	13.49%	0
2011	10.778608	10.359614	-3.89%	0
2010*	10.000000	10.778608	7.79%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2015	13.259740	13.027846	-1.75%	0
2014	13.207619	13.259740	0.39%	0
2013	12.237407	13.207619	7.93%	0
2012	10.930958	12.237407	11.95%	0
2011	10.844497	10.930958	0.80%	0
2010*	10.000000	10.844497	8.44%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2015	9.785392	8.698987	-11.10%	0
2014	10.133911	9.785392	-3.44%	0
2013	8.984925	10.133911	12.79%	0
2012	7.931761	8.984925	13.28%	0
2011	11.075118	7.931761	-28.38%	0
2010*	10.000000	11.075118	10.75%	0
ProFunds - ProFund VP Banks - Q/NQ
2015	13.785274	13.464773	-2.32%	0
2014	12.731171	13.785274	8.28%	0
2013	9.724298	12.731171	30.92%	0
2012	7.430786	9.724298	30.86%	0
2011*	10.000000	7.430786	-25.69%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2015	9.482399	8.007048	-15.56%	0
2014	9.505808	9.482399	-0.25%	0
2013	8.181798	9.505808	16.18%	0
2012	7.688217	8.181798	6.42%	0
2011*	10.000000	7.688217	-23.12%	0
ProFunds - ProFund VP Bear - Q/NQ
2015	3.962327	3.695652	-6.73%	0
2014	4.710211	3.962327	-15.88%	0
2013	6.537183	4.710211	-27.95%	0
2012	7.990232	6.537183	-18.19%	0
2011	8.938831	7.990232	-10.61%	0
2010*	10.000000	8.938831	-10.61%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2015	27.035834	27.397476	1.34%	0
2014	21.244041	27.035834	27.26%	0
2013	12.857970	21.244041	65.22%	0
2012	9.315423	12.857970	38.03%	0
2011*	10.000000	9.315423	-6.85%	0
ProFunds - ProFund VP Bull - Q/NQ
2015	15.758361	15.388130	-2.35%	0
2014	14.410863	15.758361	9.35%	0
2013	11.321131	14.410863	27.29%	0
2012	10.133459	11.321131	11.72%	0
2011	10.329234	10.133459	-1.90%	0
2010*	10.000000	10.329234	3.29%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2015	14.590837	14.909532	2.18%	0
2014	13.493408	14.590837	8.13%	0
2013	10.708021	13.493408	26.01%	0
2012	9.846580	10.708021	8.75%	0
2011*	10.000000	9.846580	-1.53%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2015	17.402317	17.872247	2.70%	0
2014	15.773800	17.402317	10.32%	0
2013	11.495862	15.773800	37.21%	0
2012	9.597838	11.495862	19.78%	0
2011*	10.000000	9.597838	-4.02%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2015	7.856082	6.368561	-18.93%	0
2014	8.291902	7.856082	-5.26%	0
2013	9.032687	8.291902	-8.20%	0
2012	8.640372	9.032687	4.54%	0
2011	10.968802	8.640372	-21.23%	0
2010*	10.000000	10.968802	9.69%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2015	11.539088	10.088398	-12.57%	0
2014	12.876061	11.539088	-10.38%	0
2013	10.790720	12.876061	19.33%	0
2012	9.434427	10.790720	14.38%	0
2011	10.554718	9.434427	-10.61%	0
2010*	10.000000	10.554718	5.55%	0
ProFunds - ProFund VP Financials - Q/NQ
2015	14.473035	13.985840	-3.37%	0
2014	13.065624	14.473035	10.77%	0
2013	10.083901	13.065624	29.57%	0
2012	8.241417	10.083901	22.36%	0
2011*	10.000000	8.241417	-17.59%	0
ProFunds - ProFund VP Health Care - Q/NQ
2015	18.324405	18.879237	3.03%	0
2014	15.100525	18.324405	21.35%	0
2013	11.013939	15.100525	37.10%	0
2012	9.563187	11.013939	15.17%	0
2011*	10.000000	9.563187	-4.37%	0
ProFunds - ProFund VP Industrials - Q/NQ
2015	13.870848	13.141864	-5.26%	0
2014	13.392556	13.870848	3.57%	0
2013	9.879135	13.392556	35.56%	0
2012	8.696796	9.879135	13.60%	0
2011*	10.000000	8.696796	-13.03%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2015	10.925465	10.340284	-5.36%	0
2014	12.119800	10.925465	-9.85%	0
2013	10.339078	12.119800	17.22%	0
2012	9.091201	10.339078	13.73%	0
2011	10.818330	9.091201	-15.96%	0
2010*	10.000000	10.818330	8.18%	0
ProFunds - ProFund VP Internet - Q/NQ
2015	14.611520	17.251320	18.07%	0
2014	14.729316	14.611520	-0.80%	0
2013	9.896774	14.729316	48.83%	0
2012	8.423934	9.896774	17.48%	0
2011*	10.000000	8.423934	-15.76%	0
ProFunds - ProFund VP Japan - Q/NQ
2015	12.616690	13.095938	3.80%	0
2014	12.459111	12.616690	1.26%	0
2013	8.567605	12.459111	45.42%	0
2012	7.103644	8.567605	20.61%	0
2011	8.889034	7.103644	-20.09%	0
2010*	10.000000	8.889034	-11.11%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2015	18.415050	19.411861	5.41%	0
2014	16.043344	18.415050	14.78%	0
2013	12.179485	16.043344	31.72%	0
2012	10.681997	12.179485	14.02%	0
2011	10.732263	10.681997	-0.47%	0
2010*	10.000000	10.732263	7.32%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2015	11.881151	8.931075	-24.83%	0
2014	13.588077	11.881151	-12.56%	0
2013	11.163896	13.588077	21.71%	0
2012	11.060192	11.163896	0.94%	0
2011	11.026306	11.060192	0.31%	0
2010*	10.000000	11.026306	10.26%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2015	17.175895	17.598194	2.46%	0
2014	14.668664	17.175895	17.09%	0
2013	11.359866	14.668664	29.13%	0
2012	10.353036	11.359866	9.72%	0
2011*	10.000000	10.353036	3.53%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2015	3.144060	2.070980	-34.13%	0
2014	4.209747	3.144060	-25.31%	0
2013	6.915492	4.209747	-39.13%	0
2012	8.249881	6.915492	-16.17%	0
2011*	10.000000	8.249881	-17.50%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2015	12.787112	12.584812	-1.58%	0
2014	10.426305	12.787112	22.64%	0
2013	10.618457	10.426305	-1.81%	0
2012	9.238106	10.618457	14.94%	0
2011*	10.000000	9.238106	-7.62%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2015	3.837350	3.704684	-3.46%	0
2014	5.608944	3.837350	-31.59%	0
2013	4.908738	5.608944	14.26%	0
2012	5.376985	4.908738	-8.71%	0
2011	8.769803	5.376985	-38.69%	0
2010*	10.000000	8.769803	-12.30%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2015	14.256364	13.583303	-4.72%	0
2014	10.802361	14.256364	31.97%	0
2013	8.249793	10.802361	30.94%	0
2012	8.775868	8.249793	-5.99%	0
2011*	10.000000	8.775868	-12.24%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2015	7.164085	7.837533	9.40%	0
2014	7.523194	7.164085	-4.77%	0
2013	7.686617	7.523194	-2.13%	0
2012	9.011391	7.686617	-14.70%	0
2011	8.300550	9.011391	8.56%	0
2010*	10.000000	8.300550	-16.99%	0
ProFunds - ProFund VP Short International - Q/NQ
2015	5.198270	4.906638	-5.61%	0
2014	5.154638	5.198270	0.85%	0
2013	6.651950	5.154638	-22.51%	0
2012	8.492994	6.651950	-21.68%	0
2011	8.503743	8.492994	-0.13%	0
2010*	10.000000	8.503743	-14.96%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2015	3.310298	2.823793	-14.70%	0
2014	4.185714	3.310298	-20.91%	0
2013	6.044027	4.185714	-30.75%	0
2012	7.587599	6.044027	-20.34%	0
2011	8.639289	7.587599	-12.17%	0
2010*	10.000000	8.639289	-13.61%	0
ProFunds - ProFund VP Technology - Q/NQ
2015	14.226367	14.291345	0.46%	0
2014	12.277705	14.226367	15.87%	0
2013	9.996944	12.277705	22.81%	0
2012	9.238693	9.996944	8.21%	0
2011*	10.000000	9.238693	-7.61%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2015	11.752538	11.704693	-0.41%	0
2014	11.912773	11.752538	-1.35%	0
2013	10.835697	11.912773	9.94%	0
2012	9.480091	10.835697	14.30%	0
2011*	10.000000	9.480091	-5.20%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2015	15.535337	14.380500	-7.43%	0
2014	11.610725	15.535337	33.80%	0
2013	14.631975	11.610725	-20.65%	0
2012	14.772369	14.631975	-0.95%	0
2011	10.492346	14.772369	40.79%	0
2010*	10.000000	10.492346	4.92%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2015	33.749075	37.611712	11.45%	0
2014	25.325857	33.749075	33.26%	0
2013	14.418757	25.325857	75.65%	0
2012	10.989272	14.418757	31.21%	0
2011	11.337098	10.989272	-3.07%	0
2010*	10.000000	11.337098	13.37%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2015	1.132610	0.819316	-27.66%	0
2014	1.797094	1.132610	-36.98%	0
2013	3.566513	1.797094	-49.61%	0
2012	5.612893	3.566513	-36.46%	0
2011	7.351814	5.612893	-23.65%	0
2010*	10.000000	7.351814	-26.48%	0
ProFunds - ProFund VP Utilities - Q/NQ
2015	14.527217	13.338735	-8.18%	0
2014	11.763558	14.527217	23.49%	0
2013	10.582509	11.763558	11.16%	0
2012	10.772715	10.582509	-1.77%	0
2011*	10.000000	10.772715	7.73%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2015	7.856505	7.332584	-6.67%	0
2014	7.743917	7.856505	1.45%	0
2013	6.110552	7.743917	26.73%	0
2012	5.014721	6.110552	21.85%	0
2011	6.572946	5.014721	-23.71%	0
2010	5.927352	6.572946	10.89%	0
2009	6.257184	5.927352	-5.27%	0
2008	10.841831	6.257184	-42.29%	151,129
2007	15.158051	10.841831	-28.47%	11,836
2006	13.888888	15.158051	9.14%	60,405

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2015	20.229198	16.411876	-18.87%	0
2014	21.002506	20.229198	-3.68%	0
2013	21.145155	21.002506	-0.67%	0
2012	19.467974	21.145155	8.62%	0
2011	23.754418	19.467974	-18.04%	0
2010	19.115313	23.754418	24.27%	0
2009	12.534334	19.115313	52.50%	65,819
2008	23.401774	12.534334	-46.44%	0
2007	17.808549	23.401774	31.41%	70,504
2006	14.843127	17.808549	19.98%	83,019
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2015	27.746774	29.525864	6.41%	0
2014	21.314955	27.746774	30.18%	0
2013	14.090185	21.314955	51.28%	0
2012	10.562854	14.090185	33.39%	0
2011	9.735881	10.562854	8.49%	0
2010	8.964948	9.735881	8.60%	0
2009	7.722320	8.964948	16.09%	0
2008	8.922837	7.722320	-13.45%	170,970
2007	8.712851	8.922837	2.41%	0
2006	9.186534	8.712851	-5.16%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2015	2.885146	1.873592	-35.06%	0
2014	4.456913	2.885146	-35.27%	0
2013	4.693993	4.456913	-5.05%	8
2012	4.853461	4.693993	-3.29%	0
2011	5.299373	4.853461	-8.41%	0
2010	5.000437	5.299373	5.98%	0
2009	4.569059	5.000437	9.44%	195,584
2008	9.137205	4.569059	-50.00%	90,517
2007	7.109847	9.137205	28.51%	213,794
2006	8.824605	7.109847	-19.43%	215,480
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2015	26.712503	27.835602	4.20%	0
2014	24.177026	26.712503	10.49%	0
2013	19.216192	24.177026	25.82%	0
2012	17.964030	19.216192	6.97%	0
2011	16.095862	17.964030	11.61%	0
2010	13.989686	16.095862	15.06%	0
2009	11.971817	13.989686	16.86%	40,573
2008	15.929894	11.971817	-24.85%	95,307
2007	14.620257	15.929894	8.96%	109,929
2006	12.691110	14.620257	15.20%	75,947

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2015	19.066112	17.914951	-6.04%	0
2014	16.639452	19.066112	14.58%	0
2013	10.425031	16.639452	59.61%	0
2012	9.071984	10.425031	14.91%	0
2011	8.476916	9.071984	7.02%	0
2010	6.935730	8.476916	22.22%	0
2009	5.165564	6.935730	34.27%	0
2008	13.754735	5.165564	-62.45%	378
2007	12.965727	13.754735	6.09%	0
2006	10.123954	12.965727	28.07%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2015	10.378925	10.395894	0.16%	0
2014	8.550258	10.378925	21.39%	0
2013	6.453591	8.550258	32.49%	0
2012	6.510486	6.453591	-0.87%	0
2011	7.946618	6.510486	-18.07%	0
2010	7.393953	7.946618	7.47%	0
2009	4.385934	7.393953	68.58%	90,472
2008	8.962113	4.385934	-51.06%	888
2007	9.370679	8.962113	-4.36%	14,318
2006	9.320080	9.370679	0.54%	13,901
Rydex Variable Trust - Energy Fund - Q/NQ
2015	20.101790	13.759110	-31.55%	0
2014	25.181464	20.101790	-20.17%	0
2013	20.790072	25.181464	21.12%	0
2012	20.696476	20.790072	0.45%	0
2011	22.407001	20.696476	-7.63%	0
2010	19.185259	22.407001	16.79%	0
2009	14.120539	19.185259	35.87%	25,096
2008	26.674017	14.120539	-47.06%	0
2007	20.413106	26.674017	30.67%	72,238
2006	18.590208	20.413106	9.81%	74,469
Rydex Variable Trust - Energy Services Fund - Q/NQ
2015	19.632226	13.153629	-33.00%	0
2014	28.323019	19.632226	-30.68%	0
2013	23.304283	28.323019	21.54%	0
2012	23.661275	23.304283	-1.51%	0
2011	26.589840	23.661275	-11.01%	0
2010	21.503343	26.589840	23.65%	0
2009	13.495827	21.503343	59.33%	29,842
2008	32.450222	13.495827	-58.41%	130
2007	24.130221	32.450222	34.48%	43,448
2006	22.162938	24.130221	8.88%	2,875

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2015	9.751851	8.878995	-8.95%	0
2014	11.359804	9.751851	-14.15%	0
2013	9.346566	11.359804	21.54%	0
2012	7.831676	9.346566	19.34%	0
2011	9.407148	7.831676	-16.75%	0
2010	10.747358	9.407148	-12.47%	0
2009	8.076309	10.747358	33.07%	38,372
2008	18.239425	8.076309	-55.72%	0
2007	16.446445	18.239425	10.90%	16,366
2006	12.944206	16.446445	27.06%	28,395
Rydex Variable Trust - Financial Services Fund - Q/NQ
2015	10.908264	10.274406	-5.81%	0
2014	9.877039	10.908264	10.44%	0
2013	7.893258	9.877039	25.13%	0
2012	6.558714	7.893258	20.35%	0
2011	7.858354	6.558714	-16.54%	0
2010	7.004352	7.858354	12.19%	0
2009	5.965903	7.004352	17.41%	92,000
2008	11.705893	5.965903	-49.04%	0
2007	14.697497	11.705893	-20.35%	45,163
2006	12.834051	14.697497	14.52%	150,467
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2015	19.145798	17.824855	-6.90%	0
2014	14.493220	19.145798	32.10%	0
2013	18.072684	14.493220	-19.81%	9
2012	17.886129	18.072684	1.04%	0
2011	12.885984	17.886129	38.80%	0
2010	11.930275	12.885984	8.01%	0
2009	17.764660	11.930275	-32.84%	14,961
2008	12.503872	17.764660	42.07%	79,811
2007	11.616282	12.503872	7.64%	92,713
2006	12.225811	11.616282	-4.99%	180,113
Rydex Variable Trust - Health Care Fund - Q/NQ
2015	22.190732	22.755203	2.54%	0
2014	18.151625	22.190732	22.25%	0
2013	13.047308	18.151625	39.12%	0
2012	11.352063	13.047308	14.93%	0
2011	11.053304	11.352063	2.70%	0
2010	10.552984	11.053304	4.74%	0
2009	8.630198	10.552984	22.28%	53,020
2008	11.707982	8.630198	-26.29%	118,551
2007	11.257729	11.707982	4.00%	112,085
2006	10.917073	11.257729	3.12%	100,372
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2015	9.965363	9.706649	-2.60%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2015	25.128337	26.711454	6.30%	0
2014	25.123516	25.128337	0.02%	0
2013	16.934375	25.123516	48.36%	0
2012	14.467165	16.934375	17.05%	0
2011	16.743201	14.467165	-13.59%	0
2010	14.131680	16.743201	18.48%	0
2009	8.685497	14.131680	62.70%	102,304
2008	16.062097	8.685497	-45.93%	240
2007	14.833831	16.062097	8.28%	72,173
2006	13.783234	14.833831	7.62%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2015	0.804261	0.725591	-9.78%	0
2014	1.047950	0.804261	-23.25%	0
2013	1.903797	1.047950	-44.95%	0
2012	2.502816	1.903797	-23.93%	0
2011	3.498343	2.502816	-28.46%	0
2010	5.115836	3.498343	-31.62%	0
2009	9.422140	5.115836	-45.70%	0
2008	5.971479	9.422140	57.79%	0
2007	6.689046	5.971479	-10.73%	0
2006	8.715520	6.689046	-23.25%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2015	2.845957	2.757906	-3.09%	0
2014	3.863609	2.845957	-26.34%	0
2013	3.416971	3.863609	13.07%	0
2012	3.713352	3.416971	-7.98%	0
2011	5.441506	3.713352	-31.76%	0
2010	6.361811	5.441506	-14.47%	0
2009	5.430816	6.361811	17.14%	0
2008	7.932581	5.430816	-31.54%	0
2007	8.469318	7.932581	-6.34%	0
2006	7.985584	8.469318	6.06%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2015	1.957034	1.898249	-3.00%	0
2014	2.255680	1.957034	-13.24%	0
2013	3.174676	2.255680	-28.95%	0
2012	3.964192	3.174676	-19.92%	0
2011	4.360617	3.964192	-9.09%	0
2010	5.949887	4.360617	-26.71%	0
2009	9.371219	5.949887	-36.51%	0
2008	7.106493	9.371219	31.87%	37,966
2007	7.391593	7.106493	-3.86%	0
2006	7.834102	7.391593	-5.65%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2015	1.038826	0.887919	-14.53%	0
2014	1.301405	1.038826	-20.18%	0
2013	1.869846	1.301405	-30.40%	0
2012	2.343037	1.869846	-20.20%	0
2011	2.655926	2.343037	-11.78%	0
2010	3.438770	2.655926	-22.77%	0
2009	5.850071	3.438770	-41.22%	0
2008	4.028562	5.850071	45.21%	0
2007	4.629312	4.028562	-12.98%	0
2006	4.785822	4.629312	-3.27%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2015	1.812905	1.780266	-1.80%	0
2014	2.027409	1.812905	-10.58%	0
2013	2.988657	2.027409	-32.16%	0
2012	3.722525	2.988657	-19.71%	0
2011	4.107153	3.722525	-9.36%	0
2010	5.784927	4.107153	-29.00%	0
2009	8.782902	5.784927	-34.13%	0
2008	7.179940	8.782902	22.33%	0
2007	6.946810	7.179940	3.36%	0
2006	8.042477	6.946810	-13.62%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2015	2.166744	2.031320	-6.25%	0
2014	2.581923	2.166744	-16.08%	0
2013	3.581707	2.581923	-27.91%	0
2012	4.398100	3.581707	-18.56%	0
2011	4.928828	4.398100	-10.77%	0
2010	6.050457	4.928828	-18.54%	0
2009	8.513059	6.050457	-28.93%	0
2008	6.231943	8.513059	36.60%	0
2007	6.301102	6.231943	-1.10%	0
2006	6.943856	6.301102	-9.26%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2015	10.328395	11.347631	9.87%	0
2014	12.446484	10.328395	-17.02%	0
2013	8.132998	12.446484	53.04%	0
2012	6.903082	8.132998	17.82%	0
2011	9.903366	6.903082	-30.30%	0
2010	8.723101	9.903366	13.53%	0
2009	7.189935	8.723101	21.32%	545
2008	10.935244	7.189935	-34.25%	331
2007	12.558705	10.935244	-12.93%	16,584
2006	12.175896	12.558705	3.14%	16,173

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2015	25.588972	25.179002	-1.60%	0
2014	24.267781	25.588972	5.44%	0
2013	17.370526	24.267781	39.71%	0
2012	14.595794	17.370526	19.01%	0
2011	14.521909	14.595794	0.51%	0
2010	11.356736	14.521909	27.87%	0
2009	8.467180	11.356736	34.13%	55,806
2008	16.955767	8.467180	-50.06%	0
2007	17.736113	16.955767	-4.40%	63,518
2006	14.642309	17.736113	21.13%	84,690
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2015	32.251963	29.898205	-7.30%	0
2014	29.371263	32.251963	9.81%	0
2013	19.928689	29.371263	47.38%	0
2012	16.340124	19.928689	21.96%	0
2011	18.024580	16.340124	-9.35%	0
2010	13.357299	18.024580	34.94%	0
2009	8.934750	13.357299	49.50%	0
2008	20.167255	8.934750	-55.70%	230
2007	19.846375	20.167255	1.62%	0
2006	18.313517	19.846375	8.37%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2015	28.889586	32.486083	12.45%	0
2014	21.562332	28.889586	33.98%	0
2013	12.196132	21.562332	76.80%	0
2012	9.269575	12.196132	31.57%	0
2011	9.513042	9.269575	-2.56%	0
2010	7.083272	9.513042	34.30%	0
2009	3.315045	7.083272	113.67%	1,518
2008	12.333827	3.315045	-73.12%	1,113
2007	9.807843	12.333827	25.75%	0
2006	9.533781	9.807843	2.87%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2015	25.391319	26.961678	6.18%	0
2014	22.038146	25.391319	15.22%	0
2013	16.687536	22.038146	32.06%	0
2012	14.568218	16.687536	14.55%	0
2011	14.534508	14.568218	0.23%	0
2010	12.504369	14.534508	16.24%	0
2009	8.385773	12.504369	49.11%	8,361
2008	14.716979	8.385773	-43.02%	0
2007	12.733915	14.716979	15.57%	0
2006	12.271444	12.733915	3.77%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2015	17.787047	17.323730	-2.60%	0
2014	15.289594	17.787047	16.33%	0
2013	10.460720	15.289594	46.16%	0
2012	8.723207	10.460720	19.92%	0
2011	8.996844	8.723207	-3.04%	0
2010	7.644608	8.996844	17.69%	0
2009	5.750771	7.644608	32.93%	31,544
2008	12.877562	5.750771	-55.34%	54,419
2007	12.982221	12.877562	-0.81%	161,800
2006	11.094511	12.982221	17.01%	139,621
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2015	9.307967	6.357653	-31.70%	0
2014	11.479933	9.307967	-18.92%	0
2013	21.712795	11.479933	-47.13%	0
2012	23.080168	21.712795	-5.92%	0
2011	31.020276	23.080168	-25.60%	0
2010	22.900683	31.020276	35.46%	0
2009	15.642340	22.900683	46.40%	44,734
2008	25.955912	15.642340	-39.73%	49,551
2007	22.133832	25.955912	17.27%	46,208
2006	18.579837	22.133832	19.13%	3,132
Rydex Variable Trust - Real Estate Fund - Q/NQ
2015	21.393992	20.457651	-4.38%	0
2014	18.022030	21.393992	18.71%	0
2013	17.673987	18.022030	1.97%	0
2012	15.224233	17.673987	16.09%	0
2011	15.174815	15.224233	0.33%	0
2010	12.388075	15.174815	22.50%	0
2009	10.081113	12.388075	22.88%	89,911
2008	17.610158	10.081113	-42.75%	36,862
2007	22.197248	17.610158	-20.67%	85,314
2006	17.307862	22.197248	28.25%	113,827
Rydex Variable Trust - Retailing Fund - Q/NQ
2015	23.845177	23.081607	-3.20%	0
2014	22.370645	23.845177	6.59%	0
2013	16.792375	22.370645	33.22%	0
2012	14.659689	16.792375	14.55%	0
2011	14.191097	14.659689	3.30%	0
2010	11.559742	14.191097	22.76%	0
2009	8.170265	11.559742	41.49%	48,192
2008	12.421301	8.170265	-34.22%	112,440
2007	14.489084	12.421301	-14.27%	12,337
2006	13.417010	14.489084	7.99%	103,382

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2015	24.364076	21.731675	-10.80%	0
2014	23.814877	24.364076	2.31%	0
2013	15.309901	23.814877	55.55%	0
2012	12.781928	15.309901	19.78%	0
2011	14.837065	12.781928	-13.85%	0
2010	10.971669	14.837065	35.23%	0
2009	8.389551	10.971669	30.78%	1,495
2008	17.585876	8.389551	-52.29%	243
2007	19.223978	17.585876	-8.52%	2,783
2006	16.214649	19.223978	18.56%	3,022
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2015	17.526957	16.908621	-3.53%	0
2014	14.332711	17.526957	22.29%	0
2013	8.659761	14.332711	65.51%	0
2012	6.822743	8.659761	26.92%	0
2011	7.240552	6.822743	-5.77%	0
2010	5.882497	7.240552	23.09%	0
2009	4.096625	5.882497	43.59%	0
2008	13.044849	4.096625	-68.60%	0
2007	13.217890	13.044849	-1.31%	0
2006	10.891859	13.217890	21.36%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2015	18.864294	18.705797	-0.84%	0
2014	17.105183	18.864294	10.28%	0
2013	12.338291	17.105183	38.63%	7
2012	11.100343	12.338291	11.15%	0
2011	11.439397	11.100343	-2.96%	0
2010	9.326223	11.439397	22.66%	0
2009	6.456796	9.326223	44.44%	79,437
2008	10.938392	6.456796	-40.97%	9,451
2007	10.629265	10.938392	2.91%	3,996
2006	10.279111	10.629265	3.41%	14,075
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2015	18.956148	16.851669	-11.10%	0
2014	17.417234	18.956148	8.84%	0
2013	12.222176	17.417234	42.51%	10
2012	10.193545	12.222176	19.90%	0
2011	10.730630	10.193545	-5.01%	0
2010	9.091245	10.730630	18.03%	0
2009	6.126957	9.091245	48.38%	75,651
2008	12.164766	6.126957	-49.63%	9,735
2007	13.105064	12.164766	-7.18%	1,578
2006	11.352965	13.105064	15.43%	82,106

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2015	22.271773	22.136901	-0.61%	0
2014	23.061284	22.271773	-3.42%	0
2013	17.536448	23.061284	31.50%	0
2012	15.403967	17.536448	13.84%	0
2011	15.805702	15.403967	-2.54%	0
2010	12.152357	15.805702	30.06%	0
2009	7.899454	12.152357	53.84%	114,361
2008	12.611214	7.899454	-37.36%	2,597
2007	11.854778	12.611214	6.38%	4,723
2006	11.717359	11.854778	1.17%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2015	18.752746	16.213650	-13.54%	0
2014	17.911673	18.752746	4.70%	0
2013	13.444637	17.911673	33.23%	0
2012	11.715434	13.444637	14.76%	0
2011	12.861657	11.715434	-8.91%	0
2010	10.913611	12.861657	17.85%	0
2009	7.165743	10.913611	52.30%	70,436
2008	12.958915	7.165743	-44.70%	1,823
2007	13.884237	12.958915	-6.66%	0
2006	12.088190	13.884237	14.86%	35,703
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2015	19.258676	18.822233	-2.27%	0
2014	19.631821	19.258676	-1.90%	0
2013	14.162046	19.631821	38.62%	6
2012	13.052354	14.162046	8.50%	0
2011	12.852816	13.052354	1.55%	0
2010	10.447792	12.852816	23.02%	0
2009	7.949641	10.447792	31.42%	3,402
2008	12.338331	7.949641	-35.57%	9,512
2007	12.592293	12.338331	-2.02%	3,791
2006	11.914466	12.592293	5.69%	9,670
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2015	17.124190	14.523620	-15.19%	0
2014	17.229728	17.124190	-0.61%	0
2013	12.296755	17.229728	40.12%	9
2012	10.413254	12.296755	18.09%	0
2011	11.721534	10.413254	-11.16%	0
2010	9.551093	11.721534	22.72%	0
2009	6.000034	9.551093	59.18%	4,687
2008	10.825434	6.000034	-44.57%	12,151
2007	13.857696	10.825434	-21.88%	0
2006	11.849471	13.857696	16.95%	16,531

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2015	6.247564	6.947181	11.20%	0
2014	5.180544	6.247564	20.60%	0
2013	5.442471	5.180544	-4.81%	0
2012	5.920023	5.442471	-8.07%	0
2011	6.302933	5.920023	-6.08%	0
2010	6.728183	6.302933	-6.32%	0
2009	8.149196	6.728183	-17.44%	0
2008	7.869290	8.149196	3.56%	60,236
2007	9.002937	7.869290	-12.59%	0
2006	10.267994	9.002937	-12.32%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2015	17.948781	17.803743	-0.81%	0
2014	16.594569	17.948781	8.16%	0
2013	12.493796	16.594569	32.82%	0
2012	11.373359	12.493796	9.85%	0
2011	12.767844	11.373359	-10.92%	0
2010	11.616986	12.767844	9.91%	0
2009	7.610336	11.616986	52.65%	56,252
2008	14.211882	7.610336	-46.45%	0
2007	13.126135	14.211882	8.27%	76,440
2006	12.635382	13.126135	3.88%	33,575
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2015	8.348044	7.638393	-8.50%	0
2014	8.292850	8.348044	0.67%	0
2013	7.196629	8.292850	15.23%	0
2012	6.996351	7.196629	2.86%	0
2011	8.331570	6.996351	-16.03%	0
2010	7.416610	8.331570	12.34%	0
2009	5.875082	7.416610	26.24%	0
2008	10.956499	5.875082	-46.38%	0
2007	10.226460	10.956499	7.14%	113,535
2006	8.722069	10.226460	17.25%	134,094
Rydex Variable Trust - Transportation Fund - Q/NQ
2015	27.474691	23.155783	-15.72%	0
2014	22.806585	27.474691	20.47%	0
2013	15.432824	22.806585	47.78%	0
2012	13.379697	15.432824	15.35%	0
2011	15.344596	13.379697	-12.81%	0
2010	12.600595	15.344596	21.78%	0
2009	10.942336	12.600595	15.15%	0
2008	14.924335	10.942336	-26.68%	102,689
2007	16.674648	14.924335	-10.50%	37,733
2006	15.827992	16.674648	5.35%	79,079

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2015	15.243427	13.852893	-9.12%	0
2014	12.643934	15.243427	20.56%	0
2013	11.343112	12.643934	11.47%	0
2012	11.435555	11.343112	-0.81%	0
2011	10.023783	11.435555	14.08%	0
2010	9.559927	10.023783	4.85%	0
2009	8.563583	9.559927	11.63%	0
2008	12.395598	8.563583	-30.91%	168,215
2007	11.196528	12.395598	10.71%	116,938
2006	9.434781	11.196528	18.67%	124,335
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2015	7.321280	5.973477	-18.41%	0
2014	9.557674	7.321280	-23.40%	0
2013	10.025025	9.557674	-4.66%	0
2012	10.140411	10.025025	-1.14%	0
2011	10.731736	10.140411	-5.51%	0
2010	11.589553	10.731736	-7.40%	0
2009	11.082002	11.589553	4.58%	0
2008	12.871879	11.082002	-13.91%	0
2007	11.109591	12.871879	15.86%	0
2006	9.702204	11.109591	14.51%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	9.990381	9.711829	-2.79%	0
2014	10.045809	9.990381	-0.55%	0
2013*	10.000000	10.045809	0.46%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	10.733450	10.405731	-3.05%	0
2014	10.633984	10.733450	0.94%	0
2013	11.880267	10.633984	-10.49%	0
2012	10.274258	11.880267	15.63%	0
2011*	10.000000	10.274258	2.74%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.568020	8.927622	-15.52%	0
2014*	10.000000	10.568020	5.68%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	11.841819	11.452054	-3.29%	0
2014	10.602528	11.841819	11.69%	0
2013	10.530526	10.602528	0.68%	0
2012	8.261131	10.530526	27.47%	0
2011*	10.000000	8.261131	-17.39%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.217420	10.285692	-8.31%	0
2014	11.210906	11.217420	0.06%	0
2013	9.872729	11.210906	13.55%	0
2012	8.851972	9.872729	11.53%	0
2011*	10.000000	8.851972	-11.48%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	6.687343	4.365907	-34.71%	0
2014	8.426869	6.687343	-20.64%	0
2013	7.771442	8.426869	8.43%	0
2012	7.662864	7.771442	1.42%	0
2011*	10.000000	7.662864	-23.37%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2015	12.036793	11.954765	-0.68%	0
2014	11.461333	12.036793	5.02%	0
2013	10.053264	11.461333	14.01%	0
2012	9.043970	10.053264	11.16%	0
2011*	10.000000	9.043970	-9.56%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.367494	6.918619	-39.14%	0
2014	10.359647	11.367494	9.73%	0
2013*	10.000000	10.359647	3.60%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.246537	9.914405	-3.24%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.136714	9.693712	-4.37%	0
2014	10.008067	10.136714	1.29%	0
2013	11.152826	10.008067	-10.26%	0
2012	10.592798	11.152826	5.29%	0
2011*	10.000000	10.592798	5.93%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015*	10.000000	9.209073	-7.91%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I - Q/NQ
2015*	10.000000	9.920486	-0.80%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2015*	10.000000	9.336171	-6.64%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.831654	9.467109	-3.71%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.424501	11.199514	-1.97%	0
2014	11.436402	11.424501	-0.10%	0
2013*	10.000000	11.436402	14.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.077425	11.723345	-2.93%	0
2014	12.084128	12.077425	-0.06%	0
2013	10.771596	12.084128	12.19%	0
2012	9.990568	10.771596	7.82%	0
2011	10.573743	9.990568	-5.52%	0
2010*	10.000000	10.573743	5.74%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2015	9.928228	9.346614	-5.86%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2015	6.940306	5.096990	-26.56%	0
2014	8.529405	6.940306	-18.63%	0
2013	9.694844	8.529405	-12.02%	0
2012	10.099740	9.694844	-4.01%	0
2011	11.792059	10.099740	-14.35%	0
2010*	10.000000	11.792059	17.92%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.841571	10.362670	-4.42%	0
2014*	10.000000	10.841571	8.42%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.538997	-4.61%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2015	11.663338	11.428986	-2.01%	0
2014	11.271056	11.663338	3.48%	0
2013	9.966400	11.271056	13.09%	0
2012	9.056916	9.966400	10.04%	0
2011*	10.000000	9.056916	-9.43%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.642682	-3.57%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.237398	-7.63%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.224465	2.24%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.073431	-9.27%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.874620	9.494608	-3.85%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	13.859589	12.744935	-8.04%	0
2014	13.743806	13.859589	0.84%	0
2013	11.324995	13.743806	21.36%	0
2012	10.015135	11.324995	13.08%	0
2011	10.373869	10.015135	-3.46%	0
2010*	10.000000	10.373869	3.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.776751	9.821153	-8.87%	0
2014	10.506134	10.776751	2.58%	0
2013*	10.000000	10.506134	5.06%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.791918	11.139912	-5.53%	0
2014	11.376981	11.791918	3.65%	0
2013*	10.000000	11.376981	13.77%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.366240	-6.34%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.453551	9.653431	-7.65%	0
2014	10.256780	10.453551	1.92%	0
2013*	10.000000	10.256780	2.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.963024	9.713544	-2.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.909801	9.497910	-4.16%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2015	11.964258	11.015650	-7.93%	0
2014	11.792813	11.964258	1.45%	0
2013	9.743870	11.792813	21.03%	0
2012	8.740117	9.743870	11.48%	0
2011	9.615606	8.740117	-9.10%	0
2010	8.517534	9.615606	12.89%	0
2009	6.231359	8.517534	36.69%	2,185
2008	11.167582	6.231359	-44.20%	2,226
2007	10.011971	11.167582	11.54%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2015	10.985191	10.338590	-5.89%	0
2014	10.898538	10.985191	0.80%	0
2013	9.360356	10.898538	16.43%	0
2012	8.492501	9.360356	10.22%	0
2011	9.041773	8.492501	-6.07%	0
2010	8.106772	9.041773	11.53%	0
2009	6.088582	8.106772	33.15%	1,401
2008	10.731923	6.088582	-43.27%	1,436
2007*	10.000000	10.731923	7.32%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2015	10.711214	10.066007	-6.02%	0
2014	10.731081	10.711214	-0.19%	0
2013	9.934568	10.731081	8.02%	0
2012	9.145976	9.934568	8.62%	0
2011	9.353392	9.145976	-2.22%	0
2010	8.595037	9.353392	8.82%	0
2009	7.151089	8.595037	20.19%	518
2008	10.430170	7.151089	-31.44%	502
2007	10.015252	10.430170	4.14%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.460740	7.202021	-3.47%	0
2014	6.788749	7.460740	9.90%	0
2013	6.749025	6.788749	0.59%	0
2012	7.752222	6.749025	-12.94%	0
2011	8.652546	7.752222	-10.41%	0
2010	9.148074	8.652546	-5.42%	0
2009	9.720198	9.148074	-5.89%	2,258
2008*	10.000000	9.720198	-2.80%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	13.362731	13.267269	-0.71%	0
2014	13.257967	13.362731	0.79%	0
2013	11.511857	13.257967	15.17%	0
2012	11.243165	11.511857	2.39%	0
2011	12.271637	11.243165	-8.38%	0
2010	11.254089	12.271637	9.04%	0
2009	9.016828	11.254089	24.81%	2,734
2008	15.517836	9.016828	-41.89%	2,742
2007	12.894987	15.517836	20.34%	2,113
2006	11.806476	12.894987	9.22%	2,120
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	8.758587	8.746571	-0.14%	0
2014	8.535077	8.758587	2.62%	0
2013	8.563248	8.535077	-0.33%	0
2012	8.543879	8.563248	0.23%	0
2011	8.428409	8.543879	1.37%	0
2010	8.095527	8.428409	4.11%	0
2009	8.536914	8.095527	-5.17%	4,079
2008	10.712219	8.536914	-20.31%	6,055
2007	10.522865	10.712219	1.80%	5,374
2006	10.063149	10.522865	4.57%	4,179
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2015	10.156960	10.031444	-1.24%	0
2014	10.118037	10.156960	0.38%	0
2013*	10.000000	10.118037	1.18%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.383923	10.150666	-2.25%	0
2014	10.052723	10.383923	3.29%	0
2013*	10.000000	10.052723	0.53%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.362450	9.713242	-6.27%	0
2014	9.997652	10.362450	3.65%	0
2013*	10.000000	9.997652	-0.02%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	12.594689	11.318305	-10.13%	0
2014	13.559168	12.594689	-7.11%	0
2013	11.051316	13.559168	22.69%	0
2012	9.457931	11.051316	16.85%	0
2011	10.394733	9.457931	-9.01%	0
2010*	10.000000	10.394733	3.95%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.162735	7.182082	-21.62%	0
2014	9.799432	9.162735	-6.50%	0
2013*	10.000000	9.799432	-2.01%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.631619	8.869716	-7.91%	0
2014	9.973731	9.631619	-3.43%	0
2013*	10.000000	9.973731	-0.26%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	10.987096	10.504503	-4.39%	0
2014	10.749045	10.987096	2.21%	0
2013	10.100010	10.749045	6.43%	0
2012	9.427946	10.100010	7.13%	0
2011*	10.000000	9.427946	-5.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.110252	12.981104	-0.99%	0
2014	12.735436	13.110252	2.94%	0
2013	10.535465	12.735436	20.88%	0
2012	9.286026	10.535465	13.46%	0
2011*	10.000000	9.286026	-7.14%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.800330	9.358656	-4.51%	0
2014*	10.000000	9.800330	-2.00%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.189342	9.666487	-5.13%	0
2014*	10.000000	10.189342	1.89%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.868492	11.269406	-5.05%	0
2014	11.737315	11.868492	1.12%	0
2013*	10.000000	11.737315	17.37%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.458531	11.037164	-3.68%	0
2014	11.473153	11.458531	-0.13%	0
2013*	10.000000	11.473153	14.73%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.068772	9.886425	-1.81%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	14.544998	14.011210	-3.67%	0
2014	14.195903	14.544998	2.46%	0
2013	11.182138	14.195903	26.95%	0
2012	9.818951	11.182138	13.88%	0
2011	10.696127	9.818951	-8.20%	0
2010*	10.000000	10.696127	6.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.625984	12.248618	-2.99%	0
2014	12.346507	12.625984	2.26%	0
2013	10.982299	12.346507	12.42%	0
2012	10.085667	10.982299	8.89%	0
2011	10.426067	10.085667	-3.26%	0
2010*	10.000000	10.426067	4.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.574445	13.132872	-3.25%	0
2014	13.223249	13.574445	2.66%	0
2013	11.122990	13.223249	18.88%	0
2012	9.982779	11.122990	11.42%	0
2011	10.544462	9.982779	-5.33%	0
2010*	10.000000	10.544462	5.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.190207	10.891465	-2.67%	0
2014	11.044265	11.190207	1.32%	0
2013	10.734397	11.044265	2.89%	0
2012	10.184678	10.734397	5.40%	0
2011	10.242239	10.184678	-0.56%	0
2010*	10.000000	10.242239	2.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.299417	9.664919	-6.16%	0
2014	10.272095	10.299417	0.27%	0
2013*	10.000000	10.272095	2.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.245118	9.555431	-6.73%	0
2014	10.344057	10.245118	-0.96%	0
2013*	10.000000	10.344057	3.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.093817	12.701627	-3.00%	0
2014	12.770596	13.093817	2.53%	0
2013	11.056029	12.770596	15.51%	0
2012	10.035066	11.056029	10.17%	0
2011	10.478654	10.035066	-4.23%	0
2010*	10.000000	10.478654	4.79%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	13.919087	13.441876	-3.43%	0
2014	13.576594	13.919087	2.52%	0
2013	11.141675	13.576594	21.85%	0
2012	9.917237	11.141675	12.35%	0
2011	10.609725	9.917237	-6.53%	0
2010*	10.000000	10.609725	6.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.170839	11.806379	-2.99%	0
2014	11.926034	12.170839	2.05%	0
2013	10.934325	11.926034	9.07%	0
2012	10.134422	10.934325	7.89%	0
2011	10.363560	10.134422	-2.21%	0
2010*	10.000000	10.363560	3.64%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.597776	10.337358	-2.46%	0
2014	10.305464	10.597776	2.84%	0
2013	10.730275	10.305464	-3.96%	0
2012	10.216958	10.730275	5.02%	0
2011*	10.000000	10.216958	2.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	9.613769	7.918371	-17.64%	0
2014*	10.000000	9.613769	-3.86%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.701410	9.177499	-5.40%	0
2014*	10.000000	9.701410	-2.99%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.195420	9.662823	-5.22%	0
2014*	10.000000	10.195420	1.95%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.119987	9.911845	-2.06%	0
2014*	10.000000	10.119987	1.20%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.722505	9.441420	-2.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.306683	10.004822	-2.93%	0
2014*	10.000000	10.306683	3.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.210289	9.993799	-2.12%	0
2014*	10.000000	10.210289	2.10%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.286775	10.032525	-2.47%	0
2014*	10.000000	10.286775	2.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.114868	9.943889	-1.69%	0
2014*	10.000000	10.114868	1.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.298265	9.770146	-5.13%	0
2014	10.251329	10.298265	0.46%	0
2013*	10.000000	10.251329	2.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.290302	9.690570	-5.83%	0
2014	10.316114	10.290302	-0.25%	0
2013*	10.000000	10.316114	3.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.274254	10.040182	-2.28%	0
2014*	10.000000	10.274254	2.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.277608	10.003627	-2.67%	0
2014*	10.000000	10.277608	2.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.205482	10.003405	-1.98%	0
2014*	10.000000	10.205482	2.05%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.117719	9.669009	-4.43%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.052548	8.876028	-1.95%	0
2014	9.232581	9.052548	-1.95%	0
2013	9.416196	9.232581	-1.95%	0
2012	9.603975	9.416196	-1.96%	0
2011	9.794442	9.603975	-1.94%	0
2010	9.989215	9.794442	-1.95%	0
2009*	10.000000	9.989215	-0.11%	17,580
2008	9.964375	9.891099	-0.74%	36,022
2007	9.749014	9.964375	2.21%	30,809
2006	9.550216	9.749014	2.08%	24,411
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.714332	9.249592	-4.78%	0
2014	9.537129	9.714332	1.86%	0
2013*	10.000000	9.537129	-4.63%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	12.797836	12.466106	-2.59%	0
2014	13.231276	12.797836	-3.28%	0
2013	11.145228	13.231276	18.72%	0
2012	9.840160	11.145228	13.26%	0
2011	11.104139	9.840160	-11.38%	0
2010*	10.000000	11.104139	11.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	8.969361	8.324285	-7.19%	0
2014*	10.000000	8.969361	-10.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	16.497891	16.682435	1.12%	0
2014	15.275751	16.497891	8.00%	0
2013	11.590619	15.275751	31.79%	0
2012	10.178772	11.590619	13.87%	0
2011	10.727555	10.178772	-5.12%	0
2010*	10.000000	10.727555	7.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	15.536803	14.710283	-5.32%	0
2014	14.373484	15.536803	8.09%	0
2013	10.856461	14.373484	32.40%	0
2012	9.416383	10.856461	15.29%	0
2011	10.226352	9.416383	-7.92%	0
2010*	10.000000	10.226352	2.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	22.393757	21.916394	-2.13%	0
2014	21.953356	22.393757	2.01%	0
2013	16.114075	21.953356	36.24%	0
2012	14.303506	16.114075	12.66%	0
2011	15.231657	14.303506	-6.09%	0
2010	12.249199	15.231657	24.35%	0
2009*	10.000000	12.249199	22.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.277713	15.905096	-2.29%	0
2014	16.006089	16.277713	1.70%	0
2013	11.777456	16.006089	35.90%	0
2012	10.477809	11.777456	12.40%	0
2011	11.183573	10.477809	-6.31%	0
2010*	10.000000	11.183573	11.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.908984	17.053017	-4.78%	0
2014	15.608536	17.908984	14.74%	0
2013	11.732815	15.608536	33.03%	0
2012	10.285453	11.732815	14.07%	0
2011	10.738894	10.285453	-4.22%	0
2010*	10.000000	10.738894	7.39%

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	10.991640	10.858772	-1.21%	0
2014*	10.000000	10.991640	9.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	10.698279	9.857888	-7.86%	0
2014*	10.000000	10.698279	6.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	10.379527	10.010684	-3.55%	0
2014*	10.000000	10.379527	3.80%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	10.842719	10.730725	-1.03%	0
2014*	10.000000	10.842719	8.43%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.701475	10.823838	-7.50%	0
2014	9.279531	11.701475	26.10%	0
2013*	10.000000	9.279531	-7.20%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.104264	10.022467	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.730524	9.508225	-2.28%	0
2014	9.875277	9.730524	-1.47%	0
2013	10.061068	9.875277	-1.85%	0
2012	9.912397	10.061068	1.50%	0
2011*	10.000000	9.912397	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.203420	9.516014	-6.74%	0
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.032715	9.339279	-6.91%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2015	9.897618	8.991117	-9.16%	0
2014	10.124444	9.897618	-2.24%	0
2013*	10.000000	10.124444	1.24%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2015	9.567124	9.079471	-5.10%	0
2014	9.622466	9.567124	-0.58%	0
2013*	10.000000	9.622466	-3.78%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares - Q/NQ
2015	10.308134	9.437052	-8.45%	0
2014	9.776038	10.308134	5.44%	0
2013	9.594595	9.776038	1.89%	0
2012*	10.000000	9.594595	-4.05%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2015	10.125939	9.679449	-4.41%	0
2014	10.439671	10.125939	-3.01%	0
2013	10.178804	10.439671	2.56%	0
2012*	10.000000	10.178804	1.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.386814	11.574770	1.65%	0
2014	11.379324	11.386814	0.07%	0
2013*	10.000000	11.379324	13.79%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.331863	9.199561	-10.96%	0
2014	10.489639	10.331863	-1.50%	0
2013	10.686571	10.489639	-1.84%	0
2012	9.493832	10.686571	12.56%	0
2011*	10.000000	9.493832	-5.06%	0
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.606907	5.544356	-27.11%	0
2014	9.533468	7.606907	-20.21%	0
2013	11.400766	9.533468	-16.38%	0
2012	11.061261	11.400766	3.07%	0
2011	12.201222	11.061261	-9.34%	0
2010*	10.000000	12.201222	22.01%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.501087	11.010091	-4.27%	0
2014	11.567344	11.501087	-0.57%	0
2013	12.691044	11.567344	-8.85%	0
2012	10.991288	12.691044	15.46%	0
2011	10.553828	10.991288	4.15%	0
2010*	10.000000	10.553828	5.54%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.715289	9.752464	-8.99%	0
2014	10.895601	10.715289	-1.65%	0
2013	11.893321	10.895601	-8.39%	0
2012	11.527337	11.893321	3.17%	0
2011	10.843355	11.527337	6.31%	0
2010*	10.000000	10.843355	8.43%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.745773	10.100685	-6.00%	0
2014	10.727910	10.745773	0.17%	0
2013	11.966340	10.727910	-10.35%	0
2012	11.421165	11.966340	4.77%	0
2011	10.839513	11.421165	5.37%	0
2010*	10.000000	10.839513	8.40%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2015	12.529343	12.067693	-3.68%	0
2014	12.378362	12.529343	1.22%	0
2013	11.951701	12.378362	3.57%	0
2012	10.674765	11.951701	11.96%	0
2011	10.545463	10.674765	1.23%	0
2010*	10.000000	10.545463	5.45%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	9.799150	9.628122	-1.75%	0
2014	9.919800	9.799150	-1.22%	0
2013	10.140629	9.919800	-2.18%	0
2012	9.780446	10.140629	3.68%	0
2011*	10.000000	9.780446	-2.20%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.488961	10.318944	-1.62%	0
2014	10.269571	10.488961	2.14%	0
2013	10.693354	10.269571	-3.96%	0
2012	9.960299	10.693354	7.36%	0
2011*	10.000000	9.960299	-0.40%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.016396	9.645498	-3.70%	0
2014	9.923511	10.016396	0.94%	0
2013*	10.000000	9.923511	-0.76%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2015	7.499251	6.208519	-17.21%	0
2014	8.771082	7.499251	-14.50%	0
2013	9.145921	8.771082	-4.10%	0
2012	8.354220	9.145921	9.48%	0
2011	11.154270	8.354220	-25.10%	0
2010*	10.000000	11.154270	11.54%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2015	12.583082	11.815124	-6.10%	0
2014	12.871444	12.583082	-2.24%	0
2013	11.741296	12.871444	9.63%	0
2012	10.350815	11.741296	13.43%	0
2011	10.774926	10.350815	-3.94%	0
2010*	10.000000	10.774926	7.75%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2015	13.228265	12.990298	-1.80%	0
2014	13.182989	13.228265	0.34%	0
2013	12.220812	13.182989	7.87%	0
2012	10.921709	12.220812	11.89%	0
2011	10.840830	10.921709	0.75%	0
2010*	10.000000	10.840830	8.41%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2015	9.762137	8.673893	-11.15%	0
2014	10.114992	9.762137	-3.49%	0
2013	8.972732	10.114992	12.73%	0
2012	7.925046	8.972732	13.22%	0
2011	11.071378	7.925046	-28.42%	0
2010*	10.000000	11.071378	10.71%	0
ProFunds - ProFund VP Banks - Q/NQ
2015	13.759532	13.432781	-2.37%	0
2014	12.713882	13.759532	8.22%	0
2013	9.716039	12.713882	30.85%	0
2012	7.428267	9.716039	30.80%	0
2011*	10.000000	7.428267	-25.72%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2015	9.464696	7.988028	-15.60%	0
2014	9.492889	9.464696	-0.30%	0
2013	8.174847	9.492889	16.12%	0
2012	7.685613	8.174847	6.37%	0
2011*	10.000000	7.685613	-23.14%	0
ProFunds - ProFund VP Bear - Q/NQ
2015	3.952911	3.684994	-6.78%	0
2014	4.701419	3.952911	-15.92%	0
2013	6.528310	4.701419	-27.98%	0
2012	7.983464	6.528310	-18.23%	0
2011	8.935811	7.983464	-10.66%	0
2010*	10.000000	8.935811	-10.64%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2015	26.985372	27.332392	1.29%	0
2014	21.215198	26.985372	27.20%	0
2013	12.847063	21.215198	65.14%	0
2012	9.312273	12.847063	37.96%	0
2011*	10.000000	9.312273	-6.88%	0
ProFunds - ProFund VP Bull - Q/NQ
2015	15.720938	15.343764	-2.40%	0
2014	14.383966	15.720938	9.29%	0
2013	11.305760	14.383966	27.23%	0
2012	10.124877	11.305760	11.66%	0
2011	10.325743	10.124877	-1.95%	0
2010*	10.000000	10.325743	3.26%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2015	14.563621	14.874139	2.13%	0
2014	13.475103	14.563621	8.08%	0
2013	10.698941	13.475103	25.95%	0
2012	9.843255	10.698941	8.69%	0
2011*	10.000000	9.843255	-1.57%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2015	17.369833	17.829797	2.65%	0
2014	15.752385	17.369833	10.27%	0
2013	11.486104	15.752385	37.14%	0
2012	9.594588	11.486104	19.71%	0
2011*	10.000000	9.594588	-4.05%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2015	7.837417	6.350198	-18.98%	0
2014	8.276424	7.837417	-5.30%	0
2013	9.020437	8.276424	-8.25%	0
2012	8.633070	9.020437	4.49%	0
2011	10.965107	8.633070	-21.27%	0
2010*	10.000000	10.965107	9.65%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2015	11.511678	10.059309	-12.62%	0
2014	12.852027	11.511678	-10.43%	0
2013	10.776071	12.852027	19.26%	0
2012	9.426440	10.776071	14.32%	0
2011	10.551153	9.426440	-10.66%	0
2010*	10.000000	10.551153	5.51%	0
ProFunds - ProFund VP Financials - Q/NQ
2015	14.445989	13.952592	-3.42%	0
2014	13.047859	14.445989	10.72%	0
2013	10.075321	13.047859	29.50%	0
2012	8.238621	10.075321	22.29%	0
2011*	10.000000	8.238621	-17.61%	0
ProFunds - ProFund VP Health Care - Q/NQ
2015	18.290208	18.834399	2.98%	0
2014	15.080041	18.290208	21.29%	0
2013	11.004602	15.080041	37.03%	0
2012	9.559956	11.004602	15.11%	0
2011*	10.000000	9.559956	-4.40%	0
ProFunds - ProFund VP Industrials - Q/NQ
2015	13.844967	13.110650	-5.30%	0
2014	13.374386	13.844967	3.52%	0
2013	9.870753	13.374386	35.50%	0
2012	8.693857	9.870753	13.54%	0
2011*	10.000000	8.693857	-13.06%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2015	10.899508	10.310463	-5.40%	0
2014	12.097175	10.899508	-9.90%	0
2013	10.325035	12.097175	17.16%	0
2012	9.083495	10.325035	13.67%	0
2011	10.814676	9.083495	-16.01%	0
2010*	10.000000	10.814676	8.15%	0
ProFunds - ProFund VP Internet - Q/NQ
2015	14.584220	17.210318	18.01%	0
2014	14.709308	14.584220	-0.85%	0
2013	9.888367	14.709308	48.75%	0
2012	8.421088	9.888367	17.42%	0
2011*	10.000000	8.421088	-15.79%	0
ProFunds - ProFund VP Japan - Q/NQ
2015	12.586730	13.058174	3.75%	0
2014	12.435858	12.586730	1.21%	0
2013	8.555972	12.435858	45.35%	0
2012	7.097620	8.555972	20.55%	0
2011	8.886029	7.097620	-20.13%	0
2010*	10.000000	8.886029	-11.14%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2015	18.371374	19.355950	5.36%	0
2014	16.013452	18.371374	14.72%	0
2013	12.162987	16.013452	31.66%	0
2012	10.672973	12.162987	13.96%	0
2011	10.728647	10.672973	-0.52%	0
2010*	10.000000	10.728647	7.29%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2015	11.852934	8.905311	-24.87%	0
2014	13.562729	11.852934	-12.61%	0
2013	11.148743	13.562729	21.65%	0
2012	11.050827	11.148743	0.89%	0
2011	11.022571	11.050827	0.26%	0
2010*	10.000000	11.022571	10.23%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2015	17.143862	17.556434	2.41%	0
2014	14.648757	17.143862	17.03%	0
2013	11.350222	14.648757	29.06%	0
2012	10.349547	11.350222	9.67%	0
2011*	10.000000	10.349547	3.50%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2015	3.138179	2.066043	-34.16%	0
2014	4.204024	3.138179	-25.35%	0
2013	6.909628	4.204024	-39.16%	0
2012	8.247095	6.909628	-16.22%	0
2011*	10.000000	8.247095	-17.53%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2015	12.763227	12.554894	-1.63%	0
2014	10.412136	12.763227	22.58%	0
2013	10.609438	10.412136	-1.86%	0
2012	9.234980	10.609438	14.88%	0
2011*	10.000000	9.234980	-7.65%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2015	3.828216	3.693972	-3.51%	0
2014	5.598451	3.828216	-31.62%	0
2013	4.902063	5.598451	14.21%	0
2012	5.372430	4.902063	-8.76%	0
2011	8.766840	5.372430	-38.72%	0
2010*	10.000000	8.766840	-12.33%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2015	14.229683	13.550965	-4.77%	0
2014	10.787644	14.229683	31.91%	0
2013	8.242758	10.787644	30.87%	0
2012	8.772888	8.242758	-6.04%	0
2011*	10.000000	8.772888	-12.27%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2015	7.147068	7.814937	9.34%	0
2014	7.509163	7.147068	-4.82%	0
2013	7.676184	7.509163	-2.18%	0
2012	9.003761	7.676184	-14.74%	0
2011	8.297736	9.003761	8.51%	0
2010*	10.000000	8.297736	-17.02%	0
ProFunds - ProFund VP Short International - Q/NQ
2015	5.185935	4.892502	-5.66%	0
2014	5.145023	5.185935	0.80%	0
2013	6.642930	5.145023	-22.55%	0
2012	8.485814	6.642930	-21.72%	0
2011	8.500868	8.485814	-0.18%	0
2010*	10.000000	8.500868	-14.99%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2015	3.302407	2.815625	-14.74%	0
2014	4.177888	3.302407	-20.96%	0
2013	6.035808	4.177888	-30.78%	0
2012	7.581167	6.035808	-20.38%	0
2011	8.636363	7.581167	-12.22%	0
2010*	10.000000	8.636363	-13.64%	0
ProFunds - ProFund VP Technology - Q/NQ
2015	14.199829	14.257426	0.41%	0
2014	12.261042	14.199829	15.81%	0
2013	9.988453	12.261042	22.75%	0
2012	9.235570	9.988453	8.15%	0
2011*	10.000000	9.235570	-7.64%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2015	11.730602	11.676886	-0.46%	0
2014	11.896607	11.730602	-1.40%	0
2013	10.826506	11.896607	9.88%	0
2012	9.476889	10.826506	14.24%	0
2011*	10.000000	9.476889	-5.23%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2015	15.498448	14.339037	-7.48%	0
2014	11.589065	15.498448	33.73%	0
2013	14.612142	11.589065	-20.69%	0
2012	14.759894	14.612142	-1.00%	0
2011	10.488801	14.759894	40.72%	0
2010*	10.000000	10.488801	4.89%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2015	33.668979	37.503324	11.39%	0
2014	25.278631	33.668979	33.19%	0
2013	14.399190	25.278631	75.56%	0
2012	10.979964	14.399190	31.14%	0
2011	11.333261	10.979964	-3.12%	0
2010*	10.000000	11.333261	13.33%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2015	1.129908	0.816952	-27.70%	0
2014	1.793724	1.129908	-37.01%	0
2013	3.561662	1.793724	-49.64%	0
2012	5.608135	3.561662	-36.49%	0
2011	7.349324	5.608135	-23.69%	0
2010*	10.000000	7.349324	-26.51%	0
ProFunds - ProFund VP Utilities - Q/NQ
2015	14.500081	13.307025	-8.23%	0
2014	11.747560	14.500081	23.43%	0
2013	10.573512	11.747560	11.10%	0
2012	10.769074	10.573512	-1.82%	0
2011*	10.000000	10.769074	7.69%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2015	7.803554	7.279456	-6.72%	0
2014	7.695650	7.803554	1.40%	0
2013	6.075559	7.695650	26.67%	0
2012	4.988555	6.075559	21.79%	0
2011	6.541985	4.988555	-23.75%	0
2010	5.902437	6.541985	10.84%	0
2009	6.234083	5.902437	-5.32%	0
2008	10.807352	6.234083	-42.32%	77,309
2007	15.117608	10.807352	-28.51%	990
2006	13.858866	15.117608	9.08%	22,030

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2015	20.093003	16.293067	-18.91%	0
2014	20.871749	20.093003	-3.73%	0
2013	21.024227	20.871749	-0.73%	0
2012	19.366546	21.024227	8.56%	0
2011	23.642695	19.366546	-18.09%	0
2010	19.035100	23.642695	24.21%	0
2009	12.488109	19.035100	52.43%	16,837
2008	23.327412	12.488109	-46.47%	0
2007	17.761055	23.327412	31.34%	25,646
2006	14.811066	17.761055	19.92%	30,175
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2015	27.559931	29.312080	6.36%	0
2014	21.182206	27.559931	30.11%	0
2013	14.009560	21.182206	51.20%	0
2012	10.507777	14.009560	33.33%	0
2011	9.690044	10.507777	8.44%	0
2010	8.927294	9.690044	8.54%	0
2009	7.693812	8.927294	16.03%	0
2008	8.894429	7.693812	-13.50%	70,404
2007	8.689580	8.894429	2.36%	0
2006	9.166651	8.689580	-5.20%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2015	2.871564	1.863818	-35.09%	0
2014	4.438206	2.871564	-35.30%	0
2013	4.676672	4.438206	-5.10%	0
2012	4.838030	4.676672	-3.34%	0
2011	5.285205	4.838030	-8.46%	0
2010	4.989607	5.285205	5.92%	0
2009	4.561498	4.989607	9.39%	14,271
2008	9.126742	4.561498	-50.02%	11,623
2007	7.105350	9.126742	28.45%	18,872
2006	8.823517	7.105350	-19.47%	16,022
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2015	26.532714	27.634162	4.15%	0
2014	24.026550	26.532714	10.43%	0
2013	19.106321	24.026550	25.75%	0
2012	17.870449	19.106321	6.92%	0
2011	16.020152	17.870449	11.55%	0
2010	13.930978	16.020152	15.00%	0
2009	11.927669	13.930978	16.80%	14,985
2008	15.879262	11.927669	-24.89%	40,278
2007	14.581265	15.879262	8.90%	32,631
2006	12.663698	14.581265	15.14%	24,674

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2015	18.962826	17.808826	-6.09%	0
2014	16.557755	18.962826	14.53%	0
2013	10.379124	16.557755	59.53%	0
2012	9.036650	10.379124	14.86%	0
2011	8.448190	9.036650	6.97%	0
2010	6.915736	8.448190	22.16%	0
2009	5.153294	6.915736	34.20%	0
2008	13.729088	5.153294	-62.46%	64
2007	12.948182	13.729088	6.03%	0
2006	10.115399	12.948182	28.00%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2015	10.309059	10.320654	0.11%	0
2014	8.497031	10.309059	21.33%	0
2013	6.416690	8.497031	32.42%	0
2012	6.476564	6.416690	-0.92%	0
2011	7.909232	6.476564	-18.11%	0
2010	7.362914	7.909232	7.42%	0
2009	4.369748	7.362914	68.50%	33,612
2008	8.933615	4.369748	-51.09%	150
2007	9.345673	8.933615	-4.41%	1,197
2006	9.299943	9.345673	0.49%	1,826
Rydex Variable Trust - Energy Fund - Q/NQ
2015	19.966444	13.659482	-31.59%	0
2014	25.024709	19.966444	-20.21%	0
2013	20.671188	25.024709	21.06%	0
2012	20.588643	20.671188	0.40%	0
2011	22.301608	20.588643	-7.68%	0
2010	19.104748	22.301608	16.73%	0
2009	14.068458	19.104748	35.80%	9,379
2008	26.589244	14.068458	-47.09%	0
2007	20.358670	26.589244	30.60%	21,701
2006	18.550055	20.358670	9.75%	24,924
Rydex Variable Trust - Energy Services Fund - Q/NQ
2015	19.499982	13.058348	-33.03%	0
2014	28.146616	19.499982	-30.72%	0
2013	23.170951	28.146616	21.47%	0
2012	23.537932	23.170951	-1.56%	0
2011	26.464710	23.537932	-11.06%	0
2010	21.413062	26.464710	23.59%	0
2009	13.446019	21.413062	59.25%	11,095
2008	32.347000	13.446019	-58.43%	22
2007	24.065796	32.347000	34.41%	15,960
2006	22.115013	24.065796	8.82%	409

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2015	9.686191	8.814721	-9.00%	0
2014	11.289079	9.686191	-14.20%	0
2013	9.293102	11.289079	21.48%	0
2012	7.790861	9.293102	19.28%	0
2011	9.362886	7.790861	-16.79%	0
2010	10.702236	9.362886	-12.51%	0
2009	8.046504	10.702236	33.00%	5,064
2008	18.181405	8.046504	-55.74%	0
2007	16.402538	18.181405	10.85%	4,392
2006	12.916213	16.402538	26.99%	10,177
Rydex Variable Trust - Financial Services Fund - Q/NQ
2015	10.834818	10.200035	-5.86%	0
2014	9.815536	10.834818	10.38%	0
2013	7.848097	9.815536	25.07%	0
2012	6.524522	7.848097	20.29%	0
2011	7.821360	6.524522	-16.58%	0
2010	6.974926	7.821360	12.14%	0
2009	5.943880	6.974926	17.35%	34,382
2008	11.668665	5.943880	-49.06%	0
2007	14.658276	11.668665	-20.40%	4,533
2006	12.806304	14.658276	14.46%	44,099
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2015	19.016917	17.695833	-6.95%	0
2014	14.403007	19.016917	32.03%	0
2013	17.969349	14.403007	-19.85%	0
2012	17.792952	17.969349	0.99%	0
2011	12.825383	17.792952	38.73%	0
2010	11.880225	12.825383	7.96%	0
2009	17.699157	11.880225	-32.88%	6,332
2008	12.464121	17.699157	42.00%	18,823
2007	11.585290	12.464121	7.59%	14,719
2006	12.199392	11.585290	-5.03%	30,988
Rydex Variable Trust - Health Care Fund - Q/NQ
2015	22.041291	22.590431	2.49%	0
2014	18.038577	22.041291	22.19%	0
2013	12.972669	18.038577	39.05%	0
2012	11.292879	12.972669	14.87%	0
2011	11.001275	11.292879	2.65%	0
2010	10.508668	11.001275	4.69%	0
2009	8.598342	10.508668	22.22%	19,814
2008	11.670726	8.598342	-26.33%	45,599
2007	11.227664	11.670726	3.95%	32,442
2006	10.893465	11.227664	3.07%	32,539
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2015	9.964652	9.701002	-2.65%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2015	24.959163	26.518092	6.25%	0
2014	24.967107	24.959163	-0.03%	0
2013	16.837512	24.967107	48.28%	0
2012	14.391767	16.837512	16.99%	0
2011	16.664426	14.391767	-13.64%	0
2010	14.072345	16.664426	18.42%	0
2009	8.653443	14.072345	62.62%	27,383
2008	16.011012	8.653443	-45.95%	41
2007	14.794233	16.011012	8.22%	27,561
2006	13.753430	14.794233	7.57%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2015	0.799894	0.721278	-9.83%	0
2014	1.042784	0.799894	-23.29%	0
2013	1.895388	1.042784	-44.98%	0
2012	2.493050	1.895388	-23.97%	0
2011	3.486476	2.493050	-28.49%	0
2010	5.101089	3.486476	-31.65%	0
2009	9.399780	5.101089	-45.73%	0
2008	5.960336	9.399780	57.71%	0
2007	6.680000	5.960336	-10.77%	0
2006	8.708155	6.680000	-23.29%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2015	2.829086	2.740157	-3.14%	0
2014	3.842662	2.829086	-26.38%	0
2013	3.400167	3.842662	13.01%	0
2012	3.696980	3.400167	-8.03%	0
2011	5.420273	3.696980	-31.79%	0
2010	6.340215	5.420273	-14.51%	0
2009	5.415139	6.340215	17.08%	0
2008	7.913726	5.415139	-31.57%	0
2007	8.453522	7.913726	-6.39%	0
2006	7.974740	8.453522	6.00%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2015	1.946414	1.886988	-3.05%	0
2014	2.244590	1.946414	-13.28%	0
2013	3.160679	2.244590	-28.98%	0
2012	3.948737	3.160679	-19.96%	0
2011	4.345817	3.948737	-9.14%	0
2010	5.932725	4.345817	-26.75%	0
2009	9.348959	5.932725	-36.54%	0
2008	7.093232	9.348959	31.80%	5,277
2007	7.381590	7.093232	-3.91%	0
2006	7.827480	7.381590	-5.70%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2015	1.031820	0.881474	-14.57%	0
2014	1.293293	1.031820	-20.22%	0
2013	1.859151	1.293293	-30.44%	0
2012	2.330828	1.859151	-20.24%	0
2011	2.643436	2.330828	-11.83%	0
2010	3.424339	2.643436	-22.80%	0
2009	5.828500	3.424339	-41.25%	0
2008	4.015747	5.828500	45.14%	0
2007	4.616942	4.015747	-13.02%	0
2006	4.775468	4.616942	-3.32%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2015	1.803075	1.769696	-1.85%	0
2014	2.017442	1.803075	-10.63%	0
2013	2.975488	2.017442	-32.20%	0
2012	3.708026	2.975488	-19.76%	0
2011	4.093234	3.708026	-9.41%	0
2010	5.768263	4.093234	-29.04%	0
2009	8.762071	5.768263	-34.17%	0
2008	7.166566	8.762071	22.26%	0
2007	6.937414	7.166566	3.30%	0
2006	8.035677	6.937414	-13.67%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2015	2.152159	2.016615	-6.30%	0
2014	2.565843	2.152159	-16.12%	0
2013	3.561220	2.565843	-27.95%	0
2012	4.375179	3.561220	-18.60%	0
2011	4.905631	4.375179	-10.81%	0
2010	6.025067	4.905631	-18.58%	0
2009	8.481661	6.025067	-28.96%	0
2008	6.212111	8.481661	36.53%	0
2007	6.284278	6.212111	-1.15%	0
2006	6.928831	6.284278	-9.30%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2015	10.258860	11.265485	9.81%	0
2014	12.369007	10.258860	-17.06%	0
2013	8.086492	12.369007	52.96%	0
2012	6.867119	8.086492	17.76%	0
2011	9.856801	6.867119	-30.33%	0
2010	8.686497	9.856801	13.47%	0
2009	7.163416	8.686497	21.26%	54
2008	10.900476	7.163416	-34.28%	56
2007	12.525194	10.900476	-12.97%	1,025
2006	12.149582	12.525194	3.09%	977

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2015	25.416875	24.996915	-1.65%	0
2014	24.116864	25.416875	5.39%	0
2013	17.271295	24.116864	39.64%	0
2012	14.519821	17.271295	18.95%	0
2011	14.453662	14.519821	0.46%	0
2010	11.309113	14.453662	27.81%	0
2009	8.435970	11.309113	34.06%	20,855
2008	16.901905	8.435970	-50.09%	0
2007	17.688832	16.901905	-4.45%	24,683
2006	14.610693	17.688832	21.07%	30,880
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2015	32.034885	29.681831	-7.35%	0
2014	29.188466	32.034885	9.75%	0
2013	19.814748	29.188466	47.31%	0
2012	16.254994	19.814748	21.90%	0
2011	17.939804	16.254994	-9.39%	0
2010	13.301242	17.939804	34.87%	0
2009	8.901786	13.301242	49.42%	0
2008	20.103154	8.901786	-55.72%	39
2007	19.793445	20.103154	1.56%	0
2006	18.273972	19.793445	8.31%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2015	28.695096	32.250947	12.39%	0
2014	21.428077	28.695096	33.91%	0
2013	12.126360	21.428077	76.71%	0
2012	9.221252	12.126360	31.50%	0
2011	9.468266	9.221252	-2.61%	0
2010	7.053517	9.468266	34.23%	0
2009	3.302803	7.053517	113.56%	150
2008	12.294606	3.302803	-73.14%	189
2007	9.781670	12.294606	25.69%	0
2006	9.513178	9.781670	2.82%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2015	25.220376	26.766520	6.13%	0
2014	21.900938	25.220376	15.16%	0
2013	16.592086	21.900938	32.00%	0
2012	14.492305	16.592086	14.49%	0
2011	14.466120	14.492305	0.18%	0
2010	12.451871	14.466120	16.18%	0
2009	8.354829	12.451871	49.04%	642
2008	14.670170	8.354829	-43.05%	0
2007	12.699920	14.670170	15.51%	0
2006	12.244916	12.699920	3.72%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2015	17.667288	17.198319	-2.65%	0
2014	15.194396	17.667288	16.28%	0
2013	10.400883	15.194396	46.09%	0
2012	8.677738	10.400883	19.86%	0
2011	8.954509	8.677738	-3.09%	0
2010	7.612506	8.954509	17.63%	0
2009	5.729559	7.612506	32.86%	11,525
2008	12.836638	5.729559	-55.37%	24,006
2007	12.947603	12.836638	-0.86%	22,906
2006	11.070563	12.947603	16.96%	17,574
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2015	9.245290	6.311607	-31.73%	0
2014	11.408456	9.245290	-18.96%	0
2013	21.588629	11.408456	-47.16%	0
2012	22.959917	21.588629	-5.97%	0
2011	30.874366	22.959917	-25.63%	0
2010	22.804577	30.874366	35.39%	0
2009	15.584649	22.804577	46.33%	11,847
2008	25.873407	15.584649	-39.77%	25,447
2007	22.074801	25.873407	17.21%	17,270
2006	18.539694	22.074801	19.07%	447
Rydex Variable Trust - Real Estate Fund - Q/NQ
2015	21.250039	20.309639	-4.43%	0
2014	17.909887	21.250039	18.65%	0
2013	17.572972	17.909887	1.92%	0
2012	15.144951	17.572972	16.03%	0
2011	15.103465	15.144951	0.27%	0
2010	12.336099	15.103465	22.43%	0
2009	10.043936	12.336099	22.82%	21,563
2008	17.554211	10.043936	-42.78%	1,787
2007	22.138085	17.554211	-20.71%	2,843
2006	17.270497	22.138085	28.18%	29,149
Rydex Variable Trust - Retailing Fund - Q/NQ
2015	23.684696	22.914569	-3.25%	0
2014	22.231416	23.684696	6.54%	0
2013	16.696367	22.231416	33.15%	0
2012	14.583322	16.696367	14.49%	0
2011	14.124346	14.583322	3.25%	0
2010	11.511225	14.124346	22.70%	0
2009	8.140114	11.511225	41.41%	18,010
2008	12.381807	8.140114	-34.26%	45,378
2007	14.450432	12.381807	-14.32%	1,337
2006	13.388017	14.450432	7.94%	33,880

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2015	24.200016	21.574341	-10.85%	0
2014	23.666584	24.200016	2.25%	0
2013	15.222306	23.666584	55.47%	0
2012	12.715287	15.222306	19.72%	0
2011	14.767244	12.715287	-13.90%	0
2010	10.925588	14.767244	35.16%	0
2009	8.358586	10.925588	30.71%	307
2008	17.529945	8.358586	-52.32%	41
2007	19.172673	17.529945	-8.57%	192
2006	16.179601	19.172673	18.50%	142
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2015	17.408939	16.786206	-3.58%	0
2014	14.243464	17.408939	22.22%	0
2013	8.610211	14.243464	65.43%	0
2012	6.787172	8.610211	26.86%	0
2011	7.206480	6.787172	-5.82%	0
2010	5.857793	7.206480	23.02%	0
2009	4.081509	5.857793	43.52%	0
2008	13.003382	4.081509	-68.61%	0
2007	13.182623	13.003382	-1.36%	0
2006	10.868323	13.182623	21.29%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2015	18.762024	18.594909	-0.89%	0
2014	17.021127	18.762024	10.23%	0
2013	12.283915	17.021127	38.56%	0
2012	11.057078	12.283915	11.10%	0
2011	11.400604	11.057078	-3.01%	0
2010	9.299327	11.400604	22.60%	0
2009	6.441453	9.299327	44.37%	9,962
2008	10.917971	6.441453	-41.00%	2,875
2007	10.614862	10.917971	2.86%	4,927
2006	10.270412	10.614862	3.35%	3,352
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2015	18.853336	16.751727	-11.15%	0
2014	17.331609	18.853336	8.78%	0
2013	12.168287	17.331609	42.43%	0
2012	10.153789	12.168287	19.84%	0
2011	10.694225	10.153789	-5.05%	0
2010	9.065016	10.694225	17.97%	0
2009	6.112402	9.065016	48.31%	9,952
2008	12.142084	6.112402	-49.66%	2,445
2007	13.087340	12.142084	-7.22%	1,946
2006	11.343369	13.087340	15.37%	25,770

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2015	22.151079	22.005723	-0.66%	0
2014	22.948013	22.151079	-3.47%	0
2013	17.459200	22.948013	31.44%	0
2012	15.343949	17.459200	13.79%	0
2011	15.752124	15.343949	-2.59%	0
2010	12.117325	15.752124	30.00%	0
2009	7.880695	12.117325	53.76%	14,345
2008	12.587699	7.880695	-37.39%	2,019
2007	11.838741	12.587699	6.33%	5,824
2006	11.707462	11.838741	1.12%	903
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2015	18.651021	16.117474	-13.58%	0
2014	17.823590	18.651021	4.64%	0
2013	13.385338	17.823590	33.16%	0
2012	11.669733	13.385338	14.70%	0
2011	12.818015	11.669733	-8.96%	0
2010	10.882126	12.818015	17.79%	0
2009	7.148717	10.882126	52.22%	9,267
2008	12.934748	7.148717	-44.73%	2,165
2007	13.865452	12.934748	-6.71%	0
2006	12.077967	13.865452	14.80%	9,497
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2015	19.154306	18.710685	-2.32%	0
2014	19.535385	19.154306	-1.95%	0
2013	14.099659	19.535385	38.55%	0
2012	13.001495	14.099659	8.45%	0
2011	12.809247	13.001495	1.50%	0
2010	10.417687	12.809247	22.96%	0
2009	7.930777	10.417687	31.36%	0
2008	12.315334	7.930777	-35.60%	3,211
2007	12.575268	12.315334	-2.07%	4,674
2006	11.904411	12.575268	5.64%	2,031
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2015	17.031346	14.437509	-15.23%	0
2014	17.145048	17.031346	-0.66%	0
2013	12.242551	17.145048	40.04%	0
2012	10.372641	12.242551	18.03%	0
2011	11.681772	10.372641	-11.21%	0
2010	9.523537	11.681772	22.66%	0
2009	5.985775	9.523537	59.10%	0
2008	10.805247	5.985775	-44.60%	3,694
2007	13.838959	10.805247	-21.92%	0
2006	11.839461	13.838959	16.89%	3,574

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2015	6.218194	6.910984	11.14%	0
2014	5.158824	6.218194	20.54%	0
2013	5.422415	5.158824	-4.86%	0
2012	5.901223	5.422415	-8.11%	0
2011	6.286111	5.901223	-6.12%	0
2010	6.713645	6.286111	-6.37%	0
2009	8.135742	6.713645	-17.48%	0
2008	7.860291	8.135742	3.50%	8,361
2007	8.997252	7.860291	-12.64%	0
2006	10.266733	8.997252	-12.36%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2015	17.828000	17.674931	-0.86%	0
2014	16.491306	17.828000	8.11%	0
2013	12.422379	16.491306	32.75%	0
2012	11.314130	12.422379	9.80%	0
2011	12.707822	11.314130	-10.97%	0
2010	11.568266	12.707822	9.85%	0
2009	7.582277	11.568266	52.57%	21,022
2008	14.166721	7.582277	-46.48%	0
2007	13.091130	14.166721	8.22%	12,003
2006	12.608099	13.091130	3.83%	4,878
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2015	8.291863	7.583119	-8.55%	0
2014	8.241238	8.291863	0.61%	0
2013	7.155481	8.241238	15.17%	0
2012	6.959901	7.155481	2.81%	0
2011	8.292387	6.959901	-16.07%	0
2010	7.385469	8.292387	12.28%	0
2009	5.853394	7.385469	26.17%	0
2008	10.921632	5.853394	-46.41%	0
2007	10.199150	10.921632	7.08%	40,232
2006	8.703197	10.199150	17.19%	47,401
Rydex Variable Trust - Transportation Fund - Q/NQ
2015	27.289718	22.988152	-15.76%	0
2014	22.664592	27.289718	20.41%	0
2013	15.344547	22.664592	47.70%	0
2012	13.309965	15.344547	15.29%	0
2011	15.272394	13.309965	-12.85%	0
2010	12.547698	15.272394	21.71%	0
2009	10.901964	12.547698	15.10%	0
2008	14.876866	10.901964	-26.72%	42,754
2007	16.630136	14.876866	-10.54%	3,664
2006	15.793758	16.630136	5.30%	25,288

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2015	15.140863	13.752666	-9.17%	0
2014	12.565268	15.140863	20.50%	0
2013	11.278285	12.565268	11.41%	0
2012	11.376015	11.278285	-0.86%	0
2011	9.976677	11.376015	14.03%	0
2011	9.976677	11.376015	14.03%	0
2010	9.519849	9.976677	4.80%	0
2009	8.532025	9.519849	11.58%	0
2008	12.356219	8.532025	-30.95%	71,577
2007	11.166662	12.356219	10.65%	42,430
2006	9.414392	11.166662	18.61%	43,270
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2015	7.286832	5.942331	-18.45%	0
2014	9.517550	7.286832	-23.44%	0
2013	9.988030	9.517550	-4.71%	0
2012	10.108169	9.988030	-1.19%	0
2011	10.703065	10.108169	-5.56%	0
2010	11.564486	10.703065	-7.45%	0
2009	11.063664	11.564486	4.53%	0
2008	12.857145	11.063664	-13.95%	0
2007	11.102573	12.857145	15.80%	0
2006	9.701011	11.102573	14.45%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	9.984602	9.701275	-2.84%	0
2014	10.045111	9.984602	-0.60%	0
2013*	10.000000	10.045111	0.45%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	10.713414	10.381008	-3.10%	0
2014	10.619542	10.713414	0.88%	0
2013	11.870191	10.619542	-10.54%	0
2012	10.270792	11.870191	15.57%	0
2011*	10.000000	10.270792	2.71%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.564420	8.920035	-15.57%	0
2014*	10.000000	10.564420	5.64%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	11.819714	11.424859	-3.34%	0
2014	10.588131	11.819714	11.63%	0
2013	10.521595	10.588131	0.63%	0
2012	8.258336	10.521595	27.41%	0
2011*	10.000000	8.258336	-17.42%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.196478	10.261262	-8.35%	0
2014	11.195687	11.196478	0.01%	0
2013	9.864349	11.195687	13.50%	0
2012	8.848970	9.864349	11.47%	0
2011*	10.000000	8.848970	-11.51%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	6.674835	4.355512	-34.75%	0
2014	8.415410	6.674835	-20.68%	0
2013	7.764830	8.415410	8.38%	0
2012	7.660267	7.764830	1.37%	0
2011*	10.000000	7.660267	-23.40%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2015	11.991853	11.897996	-0.78%	0
2014	11.430186	11.991853	4.91%	0
2013	10.036177	11.430186	13.89%	0
2012	9.037847	10.036177	11.05%	0
2011*	10.000000	9.037847	-9.62%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2015	11.354315	6.903534	-39.20%	0
2014	10.358200	11.354315	9.62%	0
2013*	10.000000	10.358200	3.58%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2015	10.245079	9.902875	-3.34%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.098860	9.647656	-4.47%	0
2014	9.980867	10.098860	1.18%	0
2013	11.133880	9.980867	-10.36%	0
2012	10.585628	11.133880	5.18%	0
2011*	10.000000	10.585628	5.86%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2015*	10.000000	9.202790	-7.97%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I - Q/NQ
2015*	10.000000	9.913709	-0.86%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2015*	10.000000	9.329801	-6.70%	0
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2015	9.830250	9.456103	-3.81%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2015	11.405072	11.169052	-2.07%	0
2014	11.428610	11.405072	-0.21%	0
2013*	10.000000	11.428610	14.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	12.020061	11.655756	-3.03%	0
2014	12.039030	12.020061	-0.16%	0
2013	10.742348	12.039030	12.07%	0
2012	9.973646	10.742348	7.71%	0
2011	10.566598	9.973646	-5.61%	0
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III - Q/NQ
2015	9.926810	9.335754	-5.95%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2015	6.907338	5.067594	-26.63%	0
2014	8.497567	6.907338	-18.71%	0
2013	9.668519	8.497567	-12.11%	0
2012	10.082635	9.668519	-4.11%	0
2011	11.784078	10.082635	-14.44%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.834176	10.345033	-4.51%	0
2014*	10.000000	10.834176	8.34%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015*	10.000000	9.532466	-4.68%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2015	11.619770	11.374687	-2.11%	0
2014	11.240420	11.619770	3.37%	0
2013	9.949459	11.240420	12.98%	0
2012	9.050781	9.949459	9.93%	0
2011*	10.000000	9.050781	-9.49%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.636087	-3.64%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.231065	-7.69%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	10.217466	2.17%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2015*	10.000000	9.067215	-9.33%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2015	9.873212	9.483572	-3.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	13.793781	12.671478	-8.14%	0
2014	13.692515	13.793781	0.74%	0
2013	11.294240	13.692515	21.23%	0
2012	9.998157	11.294240	12.96%	0
2011	10.366852	9.998157	-3.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	10.758425	9.794447	-8.96%	0
2014	10.498973	10.758425	2.47%	0
2013*	10.000000	10.498973	4.99%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2015	11.771863	11.109618	-5.63%	0
2014	11.369233	11.771863	3.54%	0
2013*	10.000000	11.369233	13.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015*	10.000000	9.359850	-6.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	10.441442	9.632413	-7.75%	0
2014	10.255353	10.441442	1.81%	0
2013*	10.000000	10.255353	2.55%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2015	9.961605	9.702248	-2.60%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares - Q/NQ
2015	9.908392	9.486869	-4.25%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2015	11.866059	10.914087	-8.02%	0
2014	11.707973	11.866059	1.35%	0
2013	9.683629	11.707973	20.90%	0
2012	8.694970	9.683629	11.37%	0
2011	9.575691	8.694970	-9.20%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2015	10.899521	10.247502	-5.98%	0
2014	10.824596	10.899521	0.69%	0
2013	9.306334	10.824596	16.31%	0
2012	8.452122	9.306334	10.11%	0
2011	9.007947	8.452122	-6.17%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2015	10.623331	9.973236	-6.12%	0
2014	10.653901	10.623331	-0.29%	0
2013	9.873183	10.653901	7.91%	0
2012	9.098761	9.873183	8.51%	0
2011	9.314574	9.098761	-2.32%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2015	7.414776	7.150364	-3.57%	0
2014	6.753810	7.414776	9.79%	0
2013	6.721144	6.753810	0.49%	0
2012	7.728114	6.721144	-13.03%	0
2011	8.634444	7.728114	-10.50%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2015	13.191094	13.083497	-0.82%	0
2014	13.101023	13.191094	0.69%	0
2013	11.387180	13.101023	15.05%	0
2012	11.132793	11.387180	2.29%	0
2011	12.163554	11.132793	-8.47%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	8.677746	8.657006	-0.24%	0
2014	8.464929	8.677746	2.51%	0
2013	8.501537	8.464929	-0.43%	0
2012	8.490987	8.501537	0.12%	0
2011	8.384750	8.490987	1.27%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2015	10.139679	10.004162	-1.34%	0
2014	10.111140	10.139679	0.28%	0
2013*	10.000000	10.111140	1.11%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2015	10.371886	10.128560	-2.35%	0
2014	10.051318	10.371886	3.19%	0
2013*	10.000000	10.051318	0.51%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2015	10.350438	9.692074	-6.36%	0
2014	9.996258	10.350438	3.54%	0
2013*	10.000000	9.996258	-0.04%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	12.534942	11.253119	-10.23%	0
2014	13.508614	12.534942	-7.21%	0
2013	11.021339	13.508614	22.57%	0
2012	9.441919	11.021339	16.73%	0
2011	10.387714	9.441919	-9.10%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.147158	7.162546	-21.70%	0
2014	9.792759	9.147158	-6.59%	0
2013*	10.000000	9.792759	-2.07%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2015	9.615221	8.845584	-8.00%	0
2014	9.966927	9.615221	-3.53%	0
2013*	10.000000	9.966927	-0.33%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2015	10.946098	10.454638	-4.49%	0
2014	10.719865	10.946098	2.11%	0
2013	10.082866	10.719865	6.32%	0
2012	9.421565	10.082866	7.02%	0
2011*	10.000000	9.421565	-5.78%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.061320	12.919455	-1.09%	0
2014	12.700856	13.061320	2.84%	0
2013	10.517580	12.700856	20.76%	0
2012	9.279738	10.517580	13.34%	0
2011*	10.000000	9.279738	-7.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	9.793488	9.342578	-4.60%	0
2014*	10.000000	9.793488	-2.07%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2015	10.182396	9.650038	-5.23%	0
2014*	10.000000	10.182396	1.82%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.844754	11.235397	-5.14%	0
2014	11.725808	11.844754	1.01%	0
2013*	10.000000	11.725808	17.26%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.435618	11.003852	-3.78%	0
2014	11.461903	11.435618	-0.23%	0
2013*	10.000000	11.461903	14.62%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2015	10.067336	9.874927	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	14.475968	13.930485	-3.77%	0
2014	14.142951	14.475968	2.35%	0
2013	11.151791	14.142951	26.82%	0
2012	9.802320	11.151791	13.77%	0
2011	10.688893	9.802320	-8.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.566085	12.178065	-3.09%	0
2014	12.300475	12.566085	2.16%	0
2013	10.952514	12.300475	12.31%	0
2012	10.068599	10.952514	8.78%	0
2011	10.419019	10.068599	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	13.509989	13.057177	-3.35%	0
2014	13.173911	13.509989	2.55%	0
2013	11.092806	13.173911	18.76%	0
2012	9.965878	11.092806	11.31%	0
2011	10.537328	9.965878	-5.42%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.137098	10.828720	-2.77%	0
2014	11.003067	11.137098	1.22%	0
2013	10.705280	11.003067	2.78%	0
2012	10.167450	10.705280	5.29%	0
2011	10.235316	10.167450	-0.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.287487	9.643873	-6.26%	0
2014	10.270663	10.287487	0.16%	0
2013*	10.000000	10.270663	2.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.233243	9.534620	-6.83%	0
2014	10.342614	10.233243	-1.06%	0
2013*	10.000000	10.342614	3.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	13.031668	12.628440	-3.09%	0
2014	12.722959	13.031668	2.43%	0
2013	11.026025	12.722959	15.39%	0
2012	10.018081	11.026025	10.06%	0
2011	10.471573	10.018081	-4.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	13.853014	13.364408	-3.53%	0
2014	13.525935	13.853014	2.42%	0
2013	11.111426	13.525935	21.73%	0
2012	9.900441	11.111426	12.23%	0
2011	10.602550	9.900441	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.113078	11.738359	-3.09%	0
2014	11.881560	12.113078	1.95%	0
2013	10.904669	11.881560	8.96%	0
2012	10.117270	10.904669	7.78%	0
2011	10.356558	10.117270	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	10.558200	10.288260	-2.56%	0
2014	10.277470	10.558200	2.73%	0
2013	10.712051	10.277470	-4.06%	0
2012	10.210052	10.712051	4.92%	0
2011*	10.000000	10.210052	2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2015	9.607036	7.904741	-17.72%	0
2014*	10.000000	9.607036	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2015	9.694793	9.161879	-5.50%	0
2014*	10.000000	9.694793	-3.05%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2015	10.188467	9.646382	-5.32%	0
2014*	10.000000	10.188467	1.88%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.112914	9.894813	-2.16%	0
2014*	10.000000	10.112914	1.13%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2015	9.721118	9.430440	-2.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	10.299489	9.987642	-3.03%	0
2014*	10.000000	10.299489	2.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	10.203147	9.976627	-2.22%	0
2014*	10.000000	10.203147	2.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	10.279596	10.015292	-2.57%	0
2014*	10.000000	10.279596	2.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	10.107799	9.926802	-1.79%	0
2014*	10.000000	10.107799	1.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.286322	9.748864	-5.22%	0
2014	10.249896	10.286322	0.36%	0
2013*	10.000000	10.249896	2.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.278375	9.669458	-5.92%	0
2014	10.314675	10.278375	-0.35%	0
2013*	10.000000	10.314675	3.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	10.267086	10.022941	-2.38%	0
2014*	10.000000	10.267086	2.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	10.270423	9.986442	-2.77%	0
2014*	10.000000	10.270423	2.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	10.198346	9.986220	-2.08%	0
2014*	10.000000	10.198346	1.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	10.116276	9.657759	-4.53%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2015	9.005978	8.821360	-2.05%	0
2014	9.194462	9.005978	-2.05%	0
2013	9.386889	9.194462	-2.05%	0
2012	9.583885	9.386889	-2.06%	0
2011	9.783904	9.583885	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	9.697800	9.224421	-4.88%	0
2014	9.530619	9.697800	1.75%	0
2013*	10.000000	9.530619	-4.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	12.737069	12.394249	-2.69%	0
2014	13.181907	12.737069	-3.37%	0
2013	11.114969	13.181907	18.60%	0
2012	9.823486	11.114969	13.15%	0
2011	11.096640	9.823486	-11.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	8.963091	8.309976	-7.29%	0
2014*	10.000000	8.963091	-10.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	16.419607	16.586331	1.02%	0
2014	15.218786	16.419607	7.89%	0
2013	11.559173	15.218786	31.66%	0
2012	10.161534	11.559173	13.75%	0
2011	10.720302	10.161534	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	15.463060	14.625515	-5.42%	0
2014	14.319873	15.463060	7.98%	0
2013	10.827005	14.319873	32.26%	0
2012	9.400435	10.827005	15.18%	0
2011	10.219439	9.400435	-8.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
2015	22.264239	21.767398	-2.23%	0
2014	21.848675	22.264239	1.90%	0
2013	16.053605	21.848675	36.10%	0
2012	14.264417	16.053605	12.54%	0
2011	15.205505	14.264417	-6.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	16.200459	15.813455	-2.39%	0
2014	15.946391	16.200459	1.59%	0
2013	11.745495	15.946391	35.77%	0
2012	10.460063	11.745495	12.29%	0
2011	11.176012	10.460063	-6.41%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.824001	16.954767	-4.88%	0
2014	15.550320	17.824001	14.62%	0
2013	11.700981	15.550320	32.90%	0
2012	10.268050	11.700981	13.96%	0
2011	10.731640	10.268050	-4.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2015	10.983963	10.840115	-1.31%	0
2014*	10.000000	10.983963	9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2015	10.690814	9.840952	-7.95%	0
2014*	10.000000	10.690814	6.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2015	10.372279	9.993495	-3.65%	0
2014*	10.000000	10.372279	3.72%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2015	10.835144	10.712285	-1.13%	0
2014*	10.000000	10.835144	8.35%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	11.681579	10.794404	-7.59%	0
2014	9.273200	11.681579	25.97%	0
2013*	10.000000	9.273200	-7.27%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2015	10.102821	10.010810	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.694210	9.463085	-2.38%	0
2014	9.848455	9.694210	-1.57%	0
2013	10.043987	9.848455	-1.95%	0
2012	9.905703	10.043987	1.40%	0
2011*	10.000000	9.905703	-0.94%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	10.201961	9.504943	-6.83%	0
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares - Q/NQ
2015	10.031283	9.328422	-7.01%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2015	9.886139	8.971521	-9.25%	0
2014	10.123030	9.886139	-2.34%	0
2013*	10.000000	10.123030	1.23%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2015	9.550854	9.054794	-5.19%	0
2014	9.615909	9.550854	-0.68%	0
2013*	10.000000	9.615909	-3.84%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares - Q/NQ
2015	10.281294	9.402889	-8.54%	0
2014	9.760538	10.281294	5.34%	0
2013	9.589168	9.760538	1.79%	0
2012*	10.000000	9.589168	-4.11%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2015	10.099576	9.644392	-4.51%	0
2014	10.423125	10.099576	-3.10%	0
2013	10.173048	10.423125	2.46%	0
2012*	10.000000	10.173048	1.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	11.367451	11.543290	1.55%	0
2014	11.371570	11.367451	-0.04%	0
2013*	10.000000	11.371570	13.72%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.293285	9.155849	-11.05%	0
2014	10.461142	10.293285	-1.60%	0
2013	10.668426	10.461142	-1.94%	0
2012	9.487406	10.668426	12.45%	0
2011*	10.000000	9.487406	-5.13%	0
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2015	7.570806	5.512402	-27.19%	0
2014	9.497917	7.570806	-20.29%	0
2013	11.369853	9.497917	-16.46%	0
2012	11.042551	11.369853	2.96%	0
2011	12.192985	11.042551	-9.44%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	11.446481	10.946641	-4.37%	0
2014	11.524179	11.446481	-0.67%	0
2013	12.656587	11.524179	-8.95%	0
2012	10.972678	12.656587	15.35%	0
2011	10.546687	10.972678	4.04%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.664337	9.696195	-9.08%	0
2014	10.854855	10.664337	-1.76%	0
2013	11.860943	10.854855	-8.48%	0
2012	11.507722	11.860943	3.07%	0
2011	10.835931	11.507722	6.20%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.694782	10.042504	-6.10%	0
2014	10.687899	10.694782	0.06%	0
2013	11.933879	10.687899	-10.44%	0
2012	11.401830	11.933879	4.67%	0
2011	10.832178	11.401830	5.26%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2015	12.469863	11.998147	-3.78%	0
2014	12.332174	12.469863	1.12%	0
2013	11.919262	12.332174	3.46%	0
2012	10.656693	11.919262	11.85%	0
2011	10.538331	10.656693	1.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	9.762459	9.582292	-1.85%	0
2014	9.892751	9.762459	-1.32%	0
2013	10.123315	9.892751	-2.28%	0
2012	9.773742	10.123315	3.58%	0
2011*	10.000000	9.773742	-2.26%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.449787	10.269921	-1.72%	0
2014	10.241673	10.449787	2.03%	0
2013	10.675195	10.241673	-4.06%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2015	10.004779	9.624475	-3.80%	0
2014	9.922124	10.004779	0.83%	0
2013*	10.000000	9.922124	-0.78%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2015	7.463633	6.172712	-17.30%	0
2014	8.738353	7.463633	-14.59%	0
2013	9.121091	8.738353	-4.20%	0
2012	8.340058	9.121091	9.36%	0
2011	11.146730	8.340058	-25.18%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2015	12.523229	11.746938	-6.20%	0
2014	12.823298	12.523229	-2.34%	0
2013	11.709326	12.823298	9.51%	0
2012	10.333196	11.709326	13.32%	0
2011	10.767542	10.333196	-4.03%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2015	13.165497	12.915474	-1.90%	0
2014	13.133824	13.165497	0.24%	0
2013	12.187657	13.133824	7.76%	0
2012	10.903224	12.187657	11.78%	0
2011	10.833504	10.903224	0.64%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2015	9.715793	8.623893	-11.24%	0
2014	10.077260	9.715793	-3.59%	0
2013	8.948379	10.077260	12.62%	0
2012	7.911625	8.948379	13.10%	0
2011	11.063904	7.911625	-28.49%	0
ProFunds - ProFund VP Banks - Q/NQ
2015	13.708130	13.368948	-2.47%	0
2014	12.679317	13.708130	8.11%	0
2013	9.699507	12.679317	30.72%	0
2012	7.423218	9.699507	30.66%	0
2011*	10.000000	7.423218	-25.77%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2015	9.429342	7.950067	-15.69%	0
2014	9.467095	9.429342	-0.40%	0
2013	8.160956	9.467095	16.00%	0
2012	7.680402	8.160956	6.26%	0
2011*	10.000000	7.680402	-23.20%	0
ProFunds - ProFund VP Bear - Q/NQ
2015	3.934140	3.663748	-6.87%	0
2014	4.683873	3.934140	-16.01%	0
2013	6.510595	4.683873	-28.06%	0
2012	7.969954	6.510595	-18.31%	0
2011	8.929765	7.969954	-10.75%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2015	26.884711	27.202673	1.18%	0
2014	21.157616	26.884711	27.07%	0
2013	12.825254	21.157616	64.97%	0
2012	9.305968	12.825254	37.82%	0
2011*	10.000000	9.305968	-6.94%	0
ProFunds - ProFund VP Bull - Q/NQ
2015	15.646322	15.255358	-2.50%	0
2014	14.330310	15.646322	9.18%	0
2013	11.275078	14.330310	27.10%	0
2012	10.107731	11.275078	11.55%	0
2011	10.318759	10.107731	-2.05%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2015	14.509263	14.803503	2.03%	0
2014	13.438509	14.509263	7.97%	0
2013	10.680768	13.438509	25.82%	0
2012	9.836593	10.680768	8.58%	0
2011*	10.000000	9.836593	-1.63%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2015	17.304992	17.745124	2.54%	0
2014	15.709605	17.304992	10.16%	0
2013	11.466597	15.709605	37.00%	0
2012	9.588095	11.466597	19.59%	0
2011*	10.000000	9.588095	-4.12%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2015	7.800197	6.313577	-19.06%	0
2014	8.245536	7.800197	-5.40%	0
2013	8.995936	8.245536	-8.34%	0
2012	8.618435	8.995936	4.38%	0
2011	10.957692	8.618435	-21.35%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2015	11.457012	10.001319	-12.71%	0
2014	12.804075	11.457012	-10.52%	0
2013	10.746817	12.804075	19.14%	0
2012	9.410461	10.746817	14.20%	0
2011	10.544011	9.410461	-10.75%	0
ProFunds - ProFund VP Financials - Q/NQ
2015	14.392067	13.886325	-3.51%	0
2014	13.012424	14.392067	10.60%	0
2013	10.058205	13.012424	29.37%	0
2012	8.233035	10.058205	22.17%	0
2011*	10.000000	8.233035	-17.67%	0
ProFunds - ProFund VP Health Care - Q/NQ
2015	18.221939	18.744954	2.87%	0
2014	15.039081	18.221939	21.16%	0
2013	10.985916	15.039081	36.89%	0
2012	9.553488	10.985916	14.99%	0
2011*	10.000000	9.553488	-4.47%	0
ProFunds - ProFund VP Industrials - Q/NQ
2015	13.793242	13.048346	-5.40%	0
2014	13.338028	13.793242	3.41%	0
2013	9.853977	13.338028	35.36%	0
2012	8.687959	9.853977	13.42%	0
2011*	10.000000	8.687959	-13.12%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2015	10.847753	10.251029	-5.50%	0
2014	12.052036	10.847753	-9.99%	0
2013	10.297008	12.052036	17.04%	0
2012	9.068105	10.297008	13.55%	0
2011	10.807367	9.068105	-16.09%	0
ProFunds - ProFund VP Internet - Q/NQ
2015	14.529789	17.128604	17.89%	0
2014	14.669377	14.529789	-0.95%	0
2013	9.871577	14.669377	48.60%	0
2012	8.415384	9.871577	17.30%	0
2011*	10.000000	8.415384	-15.85%	0
ProFunds - ProFund VP Japan - Q/NQ
2015	12.526975	12.982943	3.64%	0
2014	12.389450	12.526975	1.11%	0
2013	8.532730	12.389450	45.20%	0
2012	7.085591	8.532730	20.42%	0
2011	8.880013	7.085591	-20.21%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2015	18.284208	19.244468	5.25%	0
2014	15.953735	18.284208	14.61%	0
2013	12.129996	15.953735	31.52%	0
2012	10.654915	12.129996	13.84%	0
2011	10.721400	10.654915	-0.62%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2015	11.796656	8.853979	-24.95%	0
2014	13.512137	11.796656	-12.70%	0
2013	11.118506	13.512137	21.53%	0
2012	11.032126	11.118506	0.78%	0
2011	11.015125	11.032126	0.15%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2015	17.079839	17.473022	2.30%	0
2014	14.608950	17.079839	16.91%	0
2013	11.330929	14.608950	28.93%	0
2012	10.342535	11.330929	9.56%	0
2011*	10.000000	10.342535	3.43%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2015	3.126441	2.056212	-34.23%	0
2014	4.192580	3.126441	-25.43%	0
2013	6.897872	4.192580	-39.22%	0
2012	8.241506	6.897872	-16.30%	0
2011*	10.000000	8.241506	-17.58%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2015	12.715580	12.495284	-1.73%	0
2014	10.383847	12.715580	22.46%	0
2013	10.591413	10.383847	-1.96%	0
2012	9.228723	10.591413	14.77%	0
2011*	10.000000	9.228723	-7.71%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2015	3.810025	3.672679	-3.60%	0
2014	5.577540	3.810025	-31.69%	0
2013	4.888733	5.577540	14.09%	0
2012	5.363311	4.888733	-8.85%	0
2011	8.760901	5.363311	-38.78%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2015	14.176581	13.486626	-4.87%	0
2014	10.758344	14.176581	31.77%	0
2013	8.228753	10.758344	30.74%	0
2012	8.766949	8.228753	-6.14%	0
2011*	10.000000	8.766949	-12.33%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2015	7.113147	7.769921	9.23%	0
2014	7.481152	7.113147	-4.92%	0
2013	7.655349	7.481152	-2.28%	0
2012	8.988517	7.655349	-14.83%	0
2011	8.292117	8.988517	8.40%	0
ProFunds - ProFund VP Short International - Q/NQ
2015	5.161290	4.864285	-5.75%	0
2014	5.125810	5.161290	0.69%	0
2013	6.624881	5.125810	-22.63%	0
2012	8.471441	6.624881	-21.80%	0
2011	8.495104	8.471441	-0.28%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2015	3.286729	2.799392	-14.83%	0
2014	4.162295	3.286729	-21.04%	0
2013	6.019421	4.162295	-30.85%	0
2012	7.568327	6.019421	-20.47%	0
2011	8.630520	7.568327	-12.31%	0
ProFunds - ProFund VP Technology - Q/NQ
2015	14.146819	14.189712	0.30%	0
2014	12.227733	14.146819	15.69%	0
2013	9.971491	12.227733	22.63%	0
2012	9.229321	9.971491	8.04%	0
2011*	10.000000	9.229321	-7.71%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2015	11.686796	11.621419	-0.56%	0
2014	11.864284	11.686796	-1.50%	0
2013	10.808120	11.864284	9.77%	0
2012	9.470475	10.808120	14.12%	0
2011*	10.000000	9.470475	-5.30%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2015	15.424883	14.256417	-7.58%	0
2014	11.545826	15.424883	33.60%	0
2013	14.572471	11.545826	-20.77%	0
2012	14.734892	14.572471	-1.10%	0
2011	10.481704	14.734892	40.58%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2015	33.509324	37.287431	11.27%	0
2014	25.184423	33.509324	33.06%	0
2013	14.360149	25.184423	75.38%	0
2012	10.961384	14.360149	31.01%	0
2011	11.325604	10.961384	-3.22%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2015	1.124539	0.812240	-27.77%	0
2014	1.787024	1.124539	-37.07%	0
2013	3.551970	1.787024	-49.69%	0
2012	5.598619	3.551970	-36.56%	0
2011	7.344336	5.598619	-23.77%	0
ProFunds - ProFund VP Utilities - Q/NQ
2015	14.445977	13.243853	-8.32%	0
2014	11.715663	14.445977	23.30%	0
2013	10.555562	11.715663	10.99%	0
2012	10.761788	10.555562	-1.92%	0
2011*	10.000000	10.761788	7.62%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2015	7.698685	7.174298	-6.81%	0
2014	7.599986	7.698685	1.30%	0
2013	6.006147	7.599986	26.54%	0
2012	4.936615	6.006147	21.67%	0
2011	6.480483	4.936615	-23.82%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2015	19.823141	16.057816	-18.99%	0
2014	20.612470	19.823141	-3.83%	0
2013	20.784266	20.612470	-0.83%	0
2012	19.165088	20.784266	8.45%	0
2011	23.420622	19.165088	-18.17%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2015	27.189977	28.889107	6.25%	0
2014	20.919165	27.189977	29.98%	0
2013	13.849700	20.919165	51.04%	0
2012	10.398495	13.849700	33.19%	0
2011	9.599023	10.398495	8.33%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2015	2.844582	1.844420	-35.16%	0
2014	4.401004	2.844582	-35.37%	0
2013	4.642200	4.401004	-5.20%	0
2012	4.807287	4.642200	-3.43%	0
2011	5.256969	4.807287	-8.55%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2015	26.176557	27.235429	4.05%	0
2014	23.728222	26.176557	10.32%	0
2013	18.888341	23.728222	25.62%	0
2012	17.684643	18.888341	6.81%	0
2011	15.869726	17.684643	11.44%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2015	18.757613	17.598127	-6.18%	0
2014	16.395283	18.757613	14.41%	0
2013	10.287758	16.395283	59.37%	0
2012	8.966259	10.287758	14.74%	0
2011	8.390919	8.966259	6.86%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2015	10.170577	10.171624	0.01%	0
2014	8.391452	10.170577	21.20%	0
2013	6.343422	8.391452	32.29%	0
2012	6.409178	6.343422	-1.03%	0
2011	7.834934	6.409178	-18.20%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2015	19.698279	13.462244	-31.66%	0
2014	24.713859	19.698279	-20.29%	0
2013	20.435251	24.713859	20.94%	0
2012	20.374481	20.435251	0.30%	0
2011	22.092131	20.374481	-7.77%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2015	19.238066	12.869773	-33.10%	0
2014	27.796988	19.238066	-30.79%	0
2013	22.906488	27.796988	21.35%	0
2012	23.293111	22.906488	-1.66%	0
2011	26.216155	23.293111	-11.15%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2015	9.556122	8.687468	-9.09%	0
2014	11.148856	9.556122	-14.29%	0
2013	9.187035	11.148856	21.35%	0
2012	7.709804	9.187035	19.16%	0
2011	9.274938	7.709804	-16.87%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2015	10.689274	10.052748	-5.95%	0
2014	9.693558	10.689274	10.27%	0
2013	7.758489	9.693558	24.94%	0
2012	6.456613	7.758489	20.16%	0
2011	7.747853	6.456613	-16.67%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2015	18.761614	17.440462	-7.04%	0
2014	14.224155	18.761614	31.90%	0
2013	17.764322	14.224155	-19.93%	0
2012	17.607952	17.764322	0.89%	0
2011	12.704941	17.607952	38.59%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2015	21.745462	22.264500	2.39%	0
2014	17.814618	21.745462	22.07%	0
2013	12.824665	17.814618	38.91%	0
2012	11.175457	12.824665	14.76%	0
2011	10.897979	11.175457	2.55%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2015	9.963233	9.689724	-2.75%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2015	24.624031	26.135344	6.14%	0
2014	24.657021	24.624031	-0.13%	0
2013	16.645358	24.657021	48.13%	0
2012	14.242080	16.645358	16.87%	0
2011	16.507914	14.242080	-13.73%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2015	0.791225	0.712746	-9.92%	0
2014	1.032540	0.791225	-23.37%	0
2013	1.878701	1.032540	-45.04%	0
2012	2.473628	1.878701	-24.05%	0
2011	3.462839	2.473628	-28.57%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2015	2.795573	2.704937	-3.24%	0
2014	3.801018	2.795573	-26.45%	0
2013	3.366751	3.801018	12.90%	0
2012	3.664404	3.366751	-8.12%	0
2011	5.377997	3.664404	-31.86%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2015	1.925341	1.864653	-3.15%	0
2014	2.222559	1.925341	-13.37%	0
2013	3.132854	2.222559	-29.06%	0
2012	3.917981	3.132854	-20.04%	0
2011	4.316360	3.917981	-9.23%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2015	1.017944	0.868732	-14.66%	0
2014	1.277208	1.017944	-20.30%	0
2013	1.837899	1.277208	-30.51%	0
2012	2.306557	1.837899	-20.32%	0
2011	2.618577	2.306557	-11.92%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2015	1.783549	1.748755	-1.95%	0
2014	1.997635	1.783549	-10.72%	0
2013	2.949293	1.997635	-32.27%	0
2012	3.679145	2.949293	-19.84%	0
2011	4.065489	3.679145	-9.50%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2015	2.123238	1.987490	-6.39%	0
2014	2.533963	2.123238	-16.21%	0
2013	3.520565	2.533963	-28.02%	0
2012	4.329656	3.520565	-18.69%	0
2011	4.859535	4.329656	-10.90%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2015	10.121078	11.102854	9.70%	0
2014	12.215344	10.121078	-17.14%	0
2013	7.994177	12.215344	52.80%	0
2012	6.795676	7.994177	17.64%	0
2011	9.764235	6.795676	-30.40%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2015	25.075514	24.636034	-1.75%	0
2014	23.817266	25.075514	5.28%	0
2013	17.074139	23.817266	39.49%	0
2012	14.368762	17.074139	18.83%	0
2011	14.317870	14.368762	0.36%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2015	31.604666	29.253340	-7.44%	0
2014	28.825873	31.604666	9.64%	0
2013	19.588560	28.825873	47.16%	0
2012	16.085882	19.588560	21.77%	0
2011	17.771277	16.085882	-9.48%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2015	28.309689	31.785343	12.28%	0
2014	21.161832	28.309689	33.78%	0
2013	11.987896	21.161832	76.53%	0
2012	9.125279	11.987896	31.37%	0
2011	9.379279	9.125279	-2.71%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2015	24.881835	26.380298	6.02%	0
2014	21.629001	24.881835	15.04%	0
2013	16.402785	21.629001	31.86%	0
2012	14.341606	16.402785	14.37%	0
2011	14.330281	14.341606	0.08%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2015	17.429990	16.950012	-2.75%	0
2014	15.005619	17.429990	16.16%	0
2013	10.282134	15.005619	45.94%	0
2012	8.587440	10.282134	19.73%	0
2011	8.870371	8.587440	-3.19%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2015	9.121007	6.220398	-31.80%	0
2014	11.266619	9.121007	-19.04%	0
2013	21.342081	11.266619	-47.21%	0
2012	22.720947	21.342081	-6.07%	0
2011	30.584193	22.720947	-25.71%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2015	20.964627	20.016431	-4.52%	0
2014	17.687358	20.964627	18.53%	0
2013	17.372351	17.687358	1.81%	0
2012	14.987370	17.372351	15.91%	0
2011	14.961537	14.987370	0.17%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2015	23.366747	22.583900	-3.35%	0
2014	21.955371	23.366747	6.43%	0
2013	16.505873	21.955371	33.02%	0
2012	14.431689	16.505873	14.37%	0
2011	13.991722	14.431689	3.14%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2015	23.875006	21.262870	-10.94%	0
2014	23.372581	23.875006	2.15%	0
2013	15.048542	23.372581	55.31%	0
2012	12.582994	15.048542	19.59%	0
2011	14.628512	12.582994	-13.98%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2015	17.175191	16.543927	-3.68%	0
2014	14.066572	17.175191	22.10%	0
2013	8.511946	14.066572	65.26%	0
2012	6.716570	8.511946	26.73%	0
2011	7.138777	6.716570	-5.91%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2015	18.558972	18.374899	-0.99%	0
2014	16.854102	18.558972	10.12%	0
2013	12.175783	16.854102	38.42%	0
2012	10.970958	12.175783	10.98%	0
2011	11.323340	10.970958	-3.11%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2015	18.649382	16.553595	-11.24%	0
2014	17.161609	18.649382	8.67%	0
2013	12.061218	17.161609	42.29%	0
2012	10.074748	12.061218	19.72%	0
2011	10.621786	10.074748	-5.15%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2015	21.911383	21.745395	-0.76%	0
2014	22.722880	21.911383	-3.57%	0
2013	17.305551	22.722880	31.30%	0
2012	15.224472	17.305551	13.67%	0
2011	15.645397	15.224472	-2.69%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2015	18.449183	15.926771	-13.67%	0
2014	17.648711	18.449183	4.54%	0
2013	13.267529	17.648711	33.02%	0
2012	11.578859	13.267529	14.58%	0
2011	12.731164	11.578859	-9.05%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2015	18.947000	18.489301	-2.42%	0
2014	19.343689	18.947000	-2.05%	0
2013	13.975540	19.343689	38.41%	0
2012	12.900233	13.975540	8.34%	0
2011	12.722433	12.900233	1.40%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2015	16.847001	14.266661	-15.32%	0
2014	16.976804	16.847001	-0.76%	0
2013	12.134779	16.976804	39.90%	0
2012	10.291844	12.134779	17.91%	0
2011	11.602596	10.291844	-11.30%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2015	6.159837	6.839142	11.03%	0
2014	5.115626	6.159837	20.41%	0
2013	5.382494	5.115626	-4.96%	0
2012	5.863773	5.382494	-8.21%	0
2011	6.252565	5.863773	-6.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2015	17.588505	17.419708	-0.96%	0
2014	16.286388	17.588505	8.00%	0
2013	12.280544	16.286388	32.62%	0
2012	11.196403	12.280544	9.68%	0
2011	12.588415	11.196403	-11.06%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2015	8.180485	7.473637	-8.64%	0
2014	8.138836	8.180485	0.51%	0
2013	7.073790	8.138836	15.06%	0
2012	6.887485	7.073790	2.70%	0
2011	8.214467	6.887485	-16.15%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2015	26.923310	22.656360	-15.85%	0
2014	22.383101	26.923310	20.28%	0
2013	15.169427	22.383101	47.55%	0
2012	13.171524	15.169427	15.17%	0
2011	15.128956	13.171524	-12.94%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2015	14.937556	13.554161	-9.26%	0
2014	12.409186	14.937556	20.37%	0
2013	11.149573	12.409186	11.30%	0
2012	11.257706	11.149573	-0.96%	0
2011	9.882964	11.257706	13.91%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2015	7.218409	5.880522	-18.53%	0
2014	9.437825	7.218409	-23.52%	0
2013	9.914477	9.437825	-4.81%	0
2012	10.043993	9.914477	-1.29%	0
2011	10.645956	10.043993	-5.65%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2015	9.973025	9.680138	-2.94%	0
2014	10.043705	9.973025	-0.70%	0
2013*	10.000000	10.043705	0.44%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	10.673421	10.331714	-3.20%	0
2014	10.590702	10.673421	0.78%	0
2013	11.850047	10.590702	-10.63%	0
2012	10.263852	11.850047	15.45%	0
2011*	10.000000	10.263852	2.64%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015	10.557224	8.904855	-15.65%	0
2014*	10.000000	10.557224	5.57%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2015	11.775562	11.370565	-3.44%	0
2014	10.559343	11.775562	11.52%	0
2013	10.503700	10.559343	0.53%	0
2012	8.252730	10.503700	27.28%	0
2011*	10.000000	8.252730	-17.47%	0
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2015	11.154684	10.212522	-8.45%	0
2014	11.165289	11.154684	-0.09%	0
2013	9.847602	11.165289	13.38%	0
2012	8.842987	9.847602	11.36%	0
2011*	10.000000	8.842987	-11.57%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	6.649872	4.334783	-34.81%	0
2014	8.392511	6.649872	-20.76%	0
2013	7.751617	8.392511	8.27%	0
2012	7.655066	7.751617	1.26%	0
2011*	10.000000	7.655066	-23.45%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 16, 2016

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
40,326 shares (cost $646,053)	$622,628
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
270,086 shares (cost $2,993,415)	1,917,611
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)
100,656 shares (cost $1,098,120)	1,038,775
Global Small Capitalization Fund - Class 4 (AMVGS4)
120,178 shares (cost $3,223,227)	2,897,493
Insurance Series(R) - International Fund: Class 4 (AMVI4)
12,851 shares (cost $239,279)	230,422
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
80,414 shares (cost $1,027,732)	1,007,587
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
9,600 shares (cost $180,126)	179,424
Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)
386,934 shares (cost $3,766,739)	3,629,438
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
58,535 shares (cost $415,515)	395,695
Global Allocation V.I. Fund - Class III (MLVGA3)
2,353,025 shares (cost $35,228,525)	30,683,452
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)
53,830 shares (cost $536,167)	508,155
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
116,512 shares (cost $705,405)	455,560
VIP Small Cap Value Series: Service Class (DWVSVS)
6,813 shares (cost $233,604)	228,780
Floating-Rate Income Fund (ETVFR)
233,114 shares (cost $2,109,899)	2,051,402
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
15,988 shares (cost $305,238)	309,377
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)
204,497 shares (cost $2,239,169)	2,151,309
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
47,748 shares (cost $558,805)	519,497
VIT - Goldman Sachs High Quality Floating Rate Fund- Advisor Shares (GVHQFA)
125,573 shares (cost $1,312,045)	1,304,706
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
119,006 shares (cost $1,120,572)	1,099,612
VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)
264,878 shares (cost $3,105,450)	2,669,970
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
5,315 shares (cost $78,439)	76,807
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
1,059 shares (cost $10,189)	10,199
Balanced Portfolio: Service Shares (JABS)
2,899 shares (cost $91,916)	91,648
Enterprise Portfolio: Service Shares (JAMGS)
14,186 shares (cost $771,248)	775,541
Flexible Bond Portfolio: Service Shares (JAFBS)
53,464 shares (cost $682,971)	676,856
Global Technology Portfolio: Service Shares (JAGTS)
33,721 shares (cost $260,103)	261,341
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
236,965 shares (cost $4,670,245)	3,720,349
ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
8,593 shares (cost $240,902)	223,001
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
27,640 shares (cost $463,758)	449,148
Short Duration Income Portfolio: Class VC (LOVSDC)
43,152 shares (cost $640,800)	623,544
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)
31,063 shares (cost $246,976)	241,672
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)
7,940 shares (cost $383,882)	383,166
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
164,954 shares (cost $2,631,497)	2,428,126
Utilities Series - Service Class (MVUSC)
6,060 shares (cost $161,472)	152,406
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
33,608 shares (cost $735,401)	743,739
The Merger Fund VL (MGRFV)
233,103 shares (cost $2,540,311)	2,440,591

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)
329,047 shares (cost $2,863,140)	$2,319,778
Emerging Markets Debt Portfolio - Class II (MSEMB)
710,439 shares (cost $5,662,132)	5,257,251
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
162,831 shares (cost $1,704,632)	1,522,468
Global Real Estate Portfolio - Class II (VKVGR2)
763,639 shares (cost $7,920,275)	7,773,841
NVIT Bond Index Fund Class I (NVBX)
1,115,532 shares (cost $11,884,212)	11,568,071
NVIT International Index Fund Class I (NVIX)
394,937 shares (cost $3,689,493)	3,435,950
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)
261,557 shares (cost $2,621,915)	2,571,105
NVIT Flexible Fixed Income Fund Class P (NVFIP)
113,914 shares (cost $1,095,082)	1,020,667
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)
285,004 shares (cost $2,744,804)	2,584,987
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
104,355 shares (cost $1,025,571)	938,151
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
55,330 shares (cost $525,991)	517,890
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
18,349 shares (cost $288,399)	281,298
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
1,262,578 shares (cost $30,480,241)	29,796,838
American Funds NVIT Bond Fund - Class II (GVABD2)
12,164 shares (cost $138,960)	137,945
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
33,750 shares (cost $1,007,239)	994,944
American Funds NVIT Growth Fund - Class II (GVAGR2)
15,208 shares (cost $1,314,160)	1,312,638
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
19,431 shares (cost $1,082,466)	1,064,989
Federated NVIT High Income Bond Fund - Class I (HIBF)
399,295 shares (cost $2,741,627)	2,415,734
NVIT Emerging Markets Fund - Class I (GEM)
331,131 shares (cost $3,644,316)	3,033,159
NVIT Emerging Markets Fund - Class II (GEM2)
11,946 shares (cost $113,104)	108,108
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
665 shares (cost $6,446)	6,296
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
6,463 shares (cost $92,074)	86,471
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
937,976 shares (cost $9,213,421)	8,948,291
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
1,192,291 shares (cost $14,305,158)	13,079,432
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
1,317,524 shares (cost $15,755,956)	14,137,029
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
1,317,089 shares (cost $14,055,397)	13,210,399
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
3,280,963 shares (cost $39,162,511)	35,598,449
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
1,782,834 shares (cost $18,032,636)	16,972,577
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
731,269 shares (cost $8,413,106)	7,758,761
NVIT Core Bond Fund - Class II (NVCBD2)
23,030 shares (cost $248,705)	240,198
NVIT Core Plus Bond Fund - Class II (NVLCP2)
811,602 shares (cost $9,231,134)	9,008,788
NVIT Nationwide Fund - Class I (TRF)
286,806 shares (cost $4,223,205)	4,178,757
NVIT Nationwide Fund - Class II (TRF2)
3,980 shares (cost $56,315)	57,743
NVIT Government Bond Fund - Class I (GBF)
955,327 shares (cost $10,643,419)	10,374,853
NVIT Government Bond Fund - Class II (GBF2)
16,976 shares (cost $186,134)	183,845
American Century NVIT Growth Fund - Class II (CAF2)
266,119 shares (cost $3,531,900)	3,230,686
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
422,883 shares (cost $5,453,395)	5,332,556
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
235,386 shares (cost $3,638,084)	3,493,133
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
215,523 shares (cost $3,850,015)	3,616,478

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,107,779 shares (cost $11,508,740)	$10,989,164
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,014,139 shares (cost $39,436,766)	37,797,308
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
774,238 shares (cost $10,623,302)	10,289,624
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,108,122 shares (cost $12,963,135)	12,277,990
NVIT Mid Cap Index Fund - Class I (MCIF)
170,022 shares (cost $4,154,637)	3,817,005
NVIT Money Market Fund - Class I (SAM)
60,560 shares (cost $60,560)	60,560
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
331,455 shares (cost $3,696,456)	3,394,102
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
376,640 shares (cost $4,009,010)	3,529,121
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
400,198 shares (cost $5,264,784)	5,014,486
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
528,497 shares (cost $6,090,027)	5,237,406
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
21,906 shares (cost $198,738)	235,491
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
682,507 shares (cost $7,823,276)	7,132,203
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
620,560 shares (cost $7,011,545)	6,242,829
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
174,082 shares (cost $3,344,477)	3,196,149
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
17,932 shares (cost $317,682)	313,987
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
286,099 shares (cost $4,373,491)	3,770,780
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
17,673 shares (cost $228,409)	228,337
NVIT Multi-Manager Small Company Fund - Class I (SCF)
135,777 shares (cost $3,109,010)	2,795,646
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
5,802 shares (cost $116,882)	114,881
NVIT Multi-Sector Bond Fund - Class I (MSBF)
492,298 shares (cost $4,406,076)	4,273,148
NVIT Short Term Bond Fund - Class II (NVSTB2)
891,099 shares (cost $9,249,946)	9,053,567
NVIT Large Cap Growth Fund - Class II (NVOLG2)
19,031 shares (cost $378,290)	378,909
Templeton NVIT International Value Fund - Class III (NVTIV3)
24,693 shares (cost $275,661)	268,656
Invesco NVIT Comstock Value Fund - Class II (EIF2)
14,453 shares (cost $224,226)	219,546
NVIT Real Estate Fund - Class II (NVRE2)
361,157 shares (cost $2,681,015)	2,318,629
NVIT Money Market Fund - Class II (NVMM2)
217,646,660 shares (cost $217,646,660)	217,646,660
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
552,819 shares (cost $6,347,070)	6,092,065
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
147,683 shares (cost $1,784,673)	1,583,165
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
172,666 shares (cost $1,827,537)	1,686,944
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
126,590 shares (cost $1,323,499)	1,244,380
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
117,273 shares (cost $1,245,676)	1,176,252
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
98,663 shares (cost $1,030,247)	994,519
NVIT Small Cap Index Fund Class II (NVSIX2)
223,283 shares (cost $2,809,414)	2,668,237
NVIT S&P 500 Index Fund Class I (GVEX1)
2,087,722 shares (cost $29,455,594)	29,186,357
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
32,146 shares (cost $304,405)	302,816
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)
38,603 shares (cost $367,354)	362,481
7Twelve Balanced Portfolio (NO7TB)
155,685 shares (cost $1,771,160)	1,619,124
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
673,152 shares (cost $7,592,876)	6,206,458
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
905,632 shares (cost $9,372,618)	8,494,832

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
1,977,013 shares (cost $19,520,993)	$18,761,851
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)
393,315 shares (cost $4,108,434)	3,901,682
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
14,458 shares (cost $148,740)	148,480
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
145,433 shares (cost $1,693,162)	1,580,854
VP Income & Growth Fund - Class I (ACVIG)
1,102,147 shares (cost $9,693,065)	9,445,399
VP Inflation Protection Fund - Class II (ACVIP2)
1,004,378 shares (cost $10,582,138)	9,983,518
VP Ultra(R) Fund - Class I (ACVU1)
72,226 shares (cost $1,138,767)	1,117,337
VP Value Fund - Class I (ACVV)
1,750,522 shares (cost $15,787,308)	15,492,122
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
137,653 shares (cost $2,783,203)	2,598,896
Quality Bond Fund II - Primary Shares (FQB)
470 shares (cost $5,182)	5,154
Contrafund(R)Portfolio - Service Class 2 (FC2)
205,126 shares (cost $7,089,399)	6,822,504
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
97,910 shares (cost $1,642,095)	1,512,714
VIP Balanced Portfolio - Service Class 2 (FB2)
14,392 shares (cost $232,369)	229,553
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
593,292 shares (cost $13,094,505)	11,889,566
VIP Growth Portfolio - Service Class 2 (FG2)
713,633 shares (cost $45,194,832)	46,393,311
VIP High Income Portfolio - Service Class 2 (FHI2)
830,028 shares (cost $4,518,296)	3,984,133
Franklin Income Securities Fund - Class 2 (FTVIS2)
824,987 shares (cost $13,056,370)	11,714,815
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
275,647 shares (cost $6,061,933)	5,339,282
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
203,703 shares (cost $3,260,345)	3,218,501
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
576,441 shares (cost $4,252,702)	3,890,973
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
107,142 shares (cost $1,776,399)	1,912,480
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
6,417 shares (cost $130,257)	130,329
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
341,790 shares (cost $2,650,521)	2,289,992
International Growth Fund/VA - Service Shares (OVIGS)
157,081 shares (cost $356,973)	359,716
Global Securities Fund/VA - Service Class (OVGSS)
149,915 shares (cost $5,810,068)	5,635,300
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
23,173 shares (cost $494,475)	487,800
All Asset Portfolio - Advisor Class (PMVAAD)
720,961 shares (cost $7,937,571)	6,625,629
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
185,845 shares (cost $1,946,302)	1,785,974
Low Duration Portfolio - Advisor Class (PMVLAD)
2,502,121 shares (cost $26,318,145)	25,646,745
Total Return Portfolio - Advisor Class (PMVTRD)
1,798,030 shares (cost $19,962,564)	19,023,159
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
203,791 shares (cost $2,334,213)	1,424,501
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
213,808 shares (cost $2,771,820)	2,501,554
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
575,608 shares (cost $7,012,203)	6,481,341
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2,359,945 shares (cost $18,066,580)	17,133,198
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
31,641 shares (cost $688,259)	475,883
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
46,706 shares (cost $472,034)	396,533
VT Equity Income Fund: Class IB (PVEIB)
22,725 shares (cost $489,148)	489,726
VI International Growth Fund - Series II Shares (AVIE2)
2,453 shares (cost $79,924)	81,032
VP UltraShort NASDAQ-100 (PROUSN)
33,450 shares (cost $406,749)	417,118

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VP Access High Yield Fund (PROAHY)
212,453 shares (cost $6,131,164)	$5,844,569
VP Asia 30 (PROA30)
46,682 shares (cost $2,222,300)	2,216,017
VP Banks (PROBNK)
116,223 shares (cost $2,132,053)	2,094,331
VP Basic Materials (PROBM)
23,079 shares (cost $1,241,864)	1,108,016
VP Bear (PROBR)
85,602 shares (cost $809,795)	793,530
VP Biotechnology (PROBIO)
104,755 shares (cost $7,601,827)	7,216,538
VP Bull (PROBL)
625,599 shares (cost $25,686,848)	25,380,539
VP Consumer Goods (PROCG)
120,269 shares (cost $6,876,796)	6,947,915
VP Consumer Services (PROCS)
117,107 shares (cost $7,107,278)	6,991,263
VP Emerging Markets (PROEM)
84,556 shares (cost $1,632,531)	1,594,732
VP Europe 30 (PROE30)
208,500 shares (cost $4,456,247)	4,147,055
VP Financials (PROFIN)
368,882 shares (cost $11,489,914)	11,416,891
VP Health Care (PROHC)
166,581 shares (cost $11,313,358)	11,179,247
VP Industrials (PROIND)
124,317 shares (cost $7,433,420)	7,233,995
VP International (PROINT)
106,187 shares (cost $2,129,115)	2,065,342
VP Internet (PRONET)
81,566 shares (cost $6,557,688)	6,726,734
VP Japan (PROJP)
276,880 shares (cost $3,237,002)	3,026,299
VP NASDAQ-100 (PRON)
458,778 shares (cost $15,097,062)	14,937,824
VP Oil & Gas (PROOG)
340,014 shares (cost $14,275,352)	10,717,229
VP Pharmaceuticals (PROPHR)
106,497 shares (cost $4,287,133)	4,203,454
VP Precious Metals (PROPM)
144,381 shares (cost $1,734,088)	1,738,345
VP Real Estate (PRORE)
131,059 shares (cost $8,113,004)	8,205,624
VP Rising Rates Opportunity (PRORRO)
87,085 shares (cost $478,967)	485,933
VP Semiconductor (PROSCN)
44,680 shares (cost $1,288,737)	1,368,113
VP Short Emerging Markets (PROSEM)
15,876 shares (cost $217,589)	222,899

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VP Short International (PROSIN)
20,702 shares (cost $261,254)	$263,336
VP Short NASDAQ-100 (PROSN)
9,337 shares (cost $161,722)	158,734
VP Technology (PROTEC)
287,940 shares (cost $8,043,717)	7,978,823
VP Telecommunications (PROTEL)
43,307 shares (cost $362,720)	368,541
VP U.S. Government Plus (PROGVP)
157,986 shares (cost $3,606,201)	3,594,183
VP UltraNASDAQ-100 (PROUN)
40,898 shares (cost $2,913,257)	2,850,189
VP Utilities (PROUTL)
67,299 shares (cost $2,640,237)	2,667,071
Global Managed Futures Strategy (RVMFU)
378,897 shares (cost $7,854,984)	7,358,179
Variable Fund - Long Short Equity Fund (RSRF)
713,463 shares (cost $10,317,077)	10,894,574
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
405,244 shares (cost $16,249,885)	14,467,227
Variable Trust - Banking Fund (RBKF)
272,950 shares (cost $3,164,791)	3,087,059
Variable Trust - Basic Materials Fund (RBMF)
119,859 shares (cost $2,449,399)	2,097,539
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
362,738 shares (cost $10,210,701)	9,180,886
Variable Trust - Biotechnology Fund (RBF)
174,655 shares (cost $16,346,478)	14,533,072
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
846,420 shares (cost $22,589,213)	20,771,158
Variable Trust - Commodities Strategy Fund (RVCMD)
314,963 shares (cost $2,017,973)	1,492,923
Variable Trust - Consumer Products Fund (RCPF)
261,831 shares (cost $15,725,806)	16,115,718
Variable Trust - Dow 2x Strategy Fund (RVLDD)
177,970 shares (cost $14,835,994)	14,986,854
Variable Trust - Electronics Fund (RELF)
77,276 shares (cost $3,808,515)	3,788,085
Variable Trust - Energy Fund (RENF)
781,786 shares (cost $15,863,710)	12,008,240
Variable Trust - Energy Services Fund (RESF)
823,649 shares (cost $10,086,448)	7,964,683
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
70,492 shares (cost $1,072,447)	1,036,934
Variable Trust - Financial Services Fund (RFSF)
351,750 shares (cost $7,807,201)	7,555,585
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
284,150 shares (cost $8,485,629)	8,447,774
Variable Trust - Health Care Fund (RHCF)
320,276 shares (cost $21,021,203)	19,363,894
Variable Trust - Internet Fund (RINF)
341,116 shares (cost $5,949,855)	6,020,694
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
67,353 shares (cost $2,091,907)	2,112,849
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
53,768 shares (cost $1,911,923)	1,920,064
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
12,708 shares (cost $408,517)	413,406
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
13,730 shares (cost $294,896)	298,361
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
109,270 shares (cost $3,222,318)	3,245,333
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
140,538 shares (cost $2,246,261)	2,241,579
Variable Trust - Japan 2x Strategy Fund (RLCJ)
120,188 shares (cost $1,245,783)	1,234,331
Variable Trust - Leisure Fund (RLF)
89,534 shares (cost $7,313,522)	6,843,106
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
349,461 shares (cost $11,299,755)	10,875,236
Variable Fund - Multi-Hedge Strategies (RVARS)
345,057 shares (cost $8,166,680)	8,312,415
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
537,105 shares (cost $21,058,196)	20,769,847
Variable Trust - NASDAQ-100(R) Fund (ROF)
731,785 shares (cost $25,238,517)	24,997,773

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Variable Trust - Nova Fund (RNF)
68,746 shares (cost $10,738,089)	$10,643,323
Variable Trust - Precious Metals Fund (RPMF)
444,657 shares (cost $8,239,297)	7,981,585
Variable Trust - Real Estate Fund (RREF)
206,320 shares (cost $6,997,266)	7,118,035
Variable Trust - Retailing Fund (RRF)
176,340 shares (cost $3,337,707)	3,084,193
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
56,258 shares (cost $2,897,750)	2,761,711
Variable Trust - S&P 500 2x Strategy Fund (RTF)
40,109 shares (cost $6,661,315)	6,625,580
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
1,146,675 shares (cost $51,402,483)	50,132,611
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
210,744 shares (cost $21,970,676)	21,106,050
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
663,495 shares (cost $23,263,927)	21,384,444
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
94,483 shares (cost $9,158,754)	7,992,352
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
327,252 shares (cost $15,532,698)	13,744,604
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
74,438 shares (cost $8,882,650)	7,812,237
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
29,803 shares (cost $1,314,528)	1,294,946
Variable Trust - Technology Fund (RTEC)
119,745 shares (cost $8,664,493)	8,584,515
Variable Trust - Telecommunications Fund (RTEL)
21,431 shares (cost $1,130,947)	1,043,921
Variable Trust - Transportation Fund (RTRF)
170,721 shares (cost $4,822,305)	4,303,880
Variable Trust - Utilities Fund (RUTL)
329,832 shares (cost $7,579,918)	7,536,665
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
43,325 shares (cost $683,257)	670,230
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
449,229 shares (cost $11,789,178)	11,554,181
Series M (Macro Opportunities Series) (GSBLMO)
73,669 shares (cost $1,956,655)	1,899,181
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
33,116 shares (cost $829,962)	830,206
Health Sciences Portfolio - II (TRHS2)
41,034 shares (cost $1,643,581)	1,545,747
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
44,390 shares (cost $793,358)	725,771
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
188,571 shares (cost $5,273,435)	3,183,075
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,535,369 shares (cost $27,836,686)	21,053,195
Variable Insurance Portfolios - Energy (WRENG)
14,098 shares (cost $75,555)	71,057

Total Investments	$1,613,774,034

Accounts Receivable - Quality Bond Fund II - Primary Shares (FQB)	10
Accounts Receivable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	1,116
Accounts Receivable - Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	15,920
Accounts Receivable - VP Short International (PROSIN)	262
Accounts Receivable - Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	764
Accounts Payable - Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	(4)
Accounts Payable - Rydex Variable Trust - High Yield Strategy Fund (RHYS)	(1,649)
Accounts Payable - BlackRock High Yield V.I. Fund - Class III (BRVHY3)	(1,519)
Other Accounts Payable	(43,485)

$1,613,745,449

Contract Owners’ Equity:
Accumulation units	1,613,674,826
Contracts in payout (annuitization) period (note 1f)	70,623

Total Contract Owners’ Equity (note 5)	$1,613,745,449

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	IVEW52	AAEIP3	ARLPE3	AMVGS4	AMVI4	AMVBC4	AMVNW4
Reinvested dividends	$19,046,942	$2,107	$18,156	$656	$-	$2,544	$12,378	$397
Mortality and expense risk charges (note 2)	(23,363,142)	(1,412)	(47,825)	(8,790)	(42,550)	(636)	(1,903)	(416)

Net investment income (loss)	(4,316,200)	695	(29,669)	(8,134)	(42,550)	1,908	10,475	(19)

Realized gain (loss) on investments	(84,867,732)	(286)	(572,757)	324	(100,959)	(7,551)	(98)	(21)
Change in unrealized gain (loss) on investments	(63,874,207)	(23,424)	(885,699)	(59,345)	(295,432)	(8,857)	(20,145)	(702)

Net gain (loss) on investments	(148,741,939)	(23,710)	(1,458,456)	(59,021)	(396,391)	(16,408)	(20,243)	(723)

Reinvested capital gains	68,483,293	29,053	48,136	479	229,700	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(84,574,846)	$6,038	$(1,439,989)	$(66,676)	$(209,241)	$(14,500)	$(9,768)	$(742)

Investment Activity:	AMVCB4	BRVHY3	MLVGA3	BRVDA3	CSCRS	DWVSVS	ETVFR	FRESS2
Reinvested dividends	$50,153	$3,889	$324,529	$9,124	$-	$-	$22,137	$4,790
Mortality and expense risk charges (note 2)	(25,655)	(874)	(453,306)	(2,689)	(6,474)	(464)	(9,891)	(550)

Net investment income (loss)	24,498	3,015	(128,777)	6,435	(6,474)	(464)	12,246	4,240

Realized gain (loss) on investments	(13,342)	(22)	(22,504)	(462)	(31,380)	(5)	(9,871)	(5)
Change in unrealized gain (loss) on investments	(137,301)	(19,820)	(2,520,440)	(28,011)	(107,980)	(4,824)	(58,497)	4,140

Net gain (loss) on investments	(150,643)	(19,842)	(2,542,944)	(28,473)	(139,360)	(4,829)	(68,368)	4,135

Reinvested capital gains	-	2,691	1,876,956	-	-	-	-	4,676

Net increase (decrease) in contract owners’ equity resulting from operations	$(126,145)	$(14,136)	$(794,765)	$(22,038)	$(145,834)	$(5,293)	$(56,122)	$13,051

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FVSIS2	GVGMNS	GVHQFA	GVSIA	IVBRA2	JPIGA2	JPIIB2	JABS
Reinvested dividends	$46,017	$457	$3,054	$14,018	$102,464	$1,074	$-	$302
Mortality and expense risk charges (note 2)	(13,906)	(6,665)	(12,710)	(7,716)	(39,648)	(292)	(1)	(144)

Net investment income (loss)	32,111	(6,208)	(9,656)	6,302	62,816	782	(1)	158

Realized gain (loss) on investments	(17,833)	2,830	(2,031)	(6,624)	(121,832)	1	-	7
Change in unrealized gain (loss) on investments	(87,860)	(40,570)	(7,339)	(20,960)	(389,808)	(1,632)	10	(268)

Net gain (loss) on investments	(105,693)	(37,740)	(9,370)	(27,584)	(511,640)	(1,631)	10	(261)

Reinvested capital gains	3,940	11,315	-	-	230,995	400	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(69,642)	$(32,633)	$(19,026)	$(21,282)	$(217,829)	$(449)	$9	$(103)

Investment Activity:	JAMGS	JAFBS	JAGTS	LZREMS	LPVCA2	LOVTRC	LOVSDC	MV3MVS
Reinvested dividends	$977	$2,711	$-	$46,443	$138	$11,747	$14,079	$183
Mortality and expense risk charges (note 2)	(1,124)	(971)	(496)	(48,425)	(442)	(863)	(1,284)	(487)

Net investment income (loss)	(147)	1,740	(496)	(1,982)	(304)	10,884	12,795	(304)

Realized gain (loss) on investments	(620)	(3)	176	(313,541)	(26)	(3)	9	(74)
Change in unrealized gain (loss) on investments	4,293	(6,114)	1,238	(476,553)	(17,901)	(14,610)	(17,256)	(5,303)

Net gain (loss) on investments	3,673	(6,117)	1,414	(790,094)	(17,927)	(14,613)	(17,247)	(5,377)

Reinvested capital gains	-	-	-	8,880	20,986	-	-	4,074

Net increase (decrease) in contract owners’ equity resulting from operations	$3,526	$(4,377)	$918	$(783,196)	$2,755	$(3,729)	$(4,452)	$(1,607)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	MVBRES	MVGTAS	MVUSC	MVIVSC	MGRFV	MSGI2	MSEMB	MSVGT2
Reinvested dividends	$-	$115,048	$-	$-	$51,657	$37,601	$222,362	$28,538
Mortality and expense risk charges (note 2)	(409)	(35,985)	(302)	(758)	(22,942)	(31,485)	(67,373)	(27,356)

Net investment income (loss)	(409)	79,063	(302)	(758)	28,715	6,116	154,989	1,182

Realized gain (loss) on investments	22	26,720	(19)	106	(6,640)	(85,167)	(67,520)	(29,543)
Change in unrealized gain (loss) on investments	(716)	(233,439)	(9,066)	8,338	(67,623)	(554,775)	(241,275)	(123,806)

Net gain (loss) on investments	(694)	(206,719)	(9,085)	8,444	(74,263)	(639,942)	(308,795)	(153,349)

Reinvested capital gains	-	37,271	-	-	15,990	248,979	-	14,418

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,103)	$(90,385)	$(9,387)	$7,686	$(29,558)	$(384,847)	$(153,806)	$(137,749)

Investment Activity:	VKVGR2	NVBX	NVIX	NLFOSP	NVFIP	NVFMGP	NAMGI2	NAMAA2
Reinvested dividends	$139,141	$247,276	$85,717	$9,473	$30,384	$34,412	$18,709	$8,222
Mortality and expense risk charges (note 2)	(99,543)	(56,437)	(43,074)	(16,499)	(9,165)	(19,191)	(2,041)	(1,343)

Net investment income (loss)	39,598	190,839	42,643	(7,026)	21,219	15,221	16,668	6,879

Realized gain (loss) on investments	266,608	(63,854)	(256,977)	(5,876)	(10,717)	(14,594)	(7,917)	1,625
Change in unrealized gain (loss) on investments	(493,605)	(316,140)	(253,543)	(49,657)	(49,332)	(116,796)	(87,420)	(8,100)

Net gain (loss) on investments	(226,997)	(379,994)	(510,520)	(55,533)	(60,049)	(131,390)	(95,337)	(6,475)

Reinvested capital gains	-	36,069	-	8,762	-	46,511	86,373	8,197

Net increase (decrease) in contract owners’ equity resulting from operations	$(187,399)	$(153,086)	$(467,877)	$(53,797)	$(38,830)	$(69,658)	$7,704	$8,601

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM
Reinvested dividends	$3,091	$364,004	$-	$531	$658	$1,178	$150,057	$29,463
Mortality and expense risk charges (note 2)	(473)	(394,637)	(196)	(1,272)	(1,593)	(1,989)	(41,533)	(48,264)

Net investment income (loss)	2,618	(30,633)	(196)	(741)	(935)	(811)	108,524	(18,801)

Realized gain (loss) on investments	(105)	810,149	(2)	(544)	(1,027)	(3,265)	(62,428)	(99,705)
Change in unrealized gain (loss) on investments	(7,101)	(2,079,181)	(1,015)	(12,295)	(1,522)	(17,477)	(170,616)	(471,483)

Net gain (loss) on investments	(7,206)	(1,269,032)	(1,017)	(12,839)	(2,549)	(20,742)	(233,044)	(571,188)

Reinvested capital gains	3,356	1,129,633	-	7,367	2,419	9,513	30,124	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,232)	$(170,032)	$(1,213)	$(6,213)	$(1,065)	$(12,040)	$(94,396)	$(589,989)

Investment Activity:	GEM2	NVIE6	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2
Reinvested dividends	$-	$18	$590	$148,268	$354,268	$426,907	$286,991	$952,545
Mortality and expense risk charges (note 2)	(140)	(7)	(156)	(75,518)	(188,172)	(230,057)	(266,892)	(469,191)

Net investment income (loss)	(140)	11	434	72,750	166,096	196,850	20,099	483,354

Realized gain (loss) on investments	(6)	-	(33)	(540,124)	(272,327)	117,060	(488,689)	(103,611)
Change in unrealized gain (loss) on investments	(4,996)	(150)	(5,603)	(136,474)	(858,711)	(1,636,343)	(371,859)	(3,026,549)

Net gain (loss) on investments	(5,002)	(150)	(5,636)	(676,598)	(1,131,038)	(1,519,283)	(860,548)	(3,130,160)

Reinvested capital gains	-	-	3,980	345,553	487,027	921,997	477,042	1,760,896

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,142)	$(139)	$(1,222)	$(258,295)	$(477,915)	$(400,436)	$(363,407)	$(885,910)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVCMA2	NVCMC2	NVCBD2	NVLCP2	TRF	TRF2	GBF	GBF2
Reinvested dividends	$248,667	$289,730	$6,423	$171,812	$51,449	$547	$189,210	$1,940
Mortality and expense risk charges (note 2)	(74,297)	(248,707)	(303)	(181,420)	(47,168)	(196)	(138,018)	(200)

Net investment income (loss)	174,370	41,023	6,120	(9,608)	4,281	351	51,192	1,740

Realized gain (loss) on investments	(24,904)	(777,210)	(7)	(265,898)	187,659	232	(89,369)	(2)
Change in unrealized gain (loss) on investments	(1,032,897)	(187,008)	(8,507)	(45,268)	(231,113)	1,428	(206,648)	(2,289)

Net gain (loss) on investments	(1,057,801)	(964,218)	(8,514)	(311,166)	(43,454)	1,660	(296,017)	(2,291)

Reinvested capital gains	400,170	628,699	219	73,373	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(483,261)	$(294,496)	$(2,175)	$(247,401)	$(39,173)	$2,011	$(244,825)	$(551)

Investment Activity:	CAF2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$14,743	$79,327	$56,263	$57,469	$169,152	$606,253	$144,144	$209,665
Mortality and expense risk charges (note 2)	(27,654)	(87,763)	(61,917)	(62,185)	(155,564)	(316,589)	(111,203)	(159,906)

Net investment income (loss)	(12,911)	(8,436)	(5,654)	(4,716)	13,588	289,664	32,941	49,759

Realized gain (loss) on investments	52,370	133,525	126,629	6,337	(228,294)	91,978	86,119	(183,120)
Change in unrealized gain (loss) on investments	(354,156)	(278,577)	(163,403)	(236,364)	(311,445)	(2,050,278)	(473,754)	(598,520)

Net gain (loss) on investments	(301,786)	(145,052)	(36,774)	(230,027)	(539,739)	(1,958,300)	(387,635)	(781,640)

Reinvested capital gains	300,493	-	53,825	144,923	397,247	1,051,889	160,026	556,066

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,204)	$(153,488)	$11,397	$(89,820)	$(128,904)	$(616,747)	$(194,668)	$(175,815)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	MCIF	SAM	NVMIG6	GVDIV2	NVMLG2	NVMLV2	NVMMG1	NVMMG2
Reinvested dividends	$42,455	$-	$4,518	$38,242	$11,478	$54,154	$-	$-
Mortality and expense risk charges (note 2)	(40,870)	(1,359)	(56,203)	(57,272)	(71,685)	(83,749)	(3,525)	(102,135)

Net investment income (loss)	1,585	(1,359)	(51,685)	(19,030)	(60,207)	(29,595)	(3,525)	(102,135)

Realized gain (loss) on investments	(348,478)	-	(220,793)	(115,381)	(3,100)	(137,312)	10,471	(596,132)
Change in unrealized gain (loss) on investments	(337,633)	-	(65,063)	(133,698)	(266,147)	(711,920)	(46,154)	(508,490)

Net gain (loss) on investments	(686,111)	-	(285,856)	(249,079)	(269,247)	(849,232)	(35,683)	(1,104,622)

Reinvested capital gains	278,600	-	217,814	-	359,729	601,753	36,403	976,522

Net increase (decrease) in contract owners’ equity resulting from operations	$(405,926)	$(1,359)	$(119,727)	$(268,109)	$30,275	$(277,074)	$(2,805)	$(230,235)

Investment Activity:	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF
Reinvested dividends	$75,596	$-	$-	$27,009	$705	$11,239	$63	$86,122
Mortality and expense risk charges (note 2)	(97,229)	(44,242)	(534)	(62,221)	(219)	(44,184)	(110)	(72,282)

Net investment income (loss)	(21,633)	(44,242)	(534)	(35,212)	486	(32,945)	(47)	13,840

Realized gain (loss) on investments	(510,861)	(244,968)	(69)	(157,228)	-	(141,954)	(2)	(186,906)
Change in unrealized gain (loss) on investments	(333,989)	(111,078)	(3,694)	(575,921)	(73)	(218,549)	(2,002)	(34,564)

Net gain (loss) on investments	(844,850)	(356,046)	(3,763)	(733,149)	(73)	(360,503)	(2,004)	(221,470)

Reinvested capital gains	601,091	347,481	1,803	423,676	-	310,832	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(265,392)	$(52,807)	$(2,494)	$(344,685)	$413	$(82,616)	$(2,051)	$(207,630)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVSTB2	NVOLG2	NVTIV3	EIF2	NVRE2	NVMM2	NVLM2	NVLCA2
Reinvested dividends	$150,502	$1,085	$4,457	$-	$53,999	$-	$104,571	$25,309
Mortality and expense risk charges (note 2)	(115,932)	(608)	(258)	(171)	(47,371)	(3,387,837)	(87,583)	(19,087)

Net investment income (loss)	34,570	477	4,199	(171)	6,628	(3,387,837)	16,988	6,222

Realized gain (loss) on investments	(76,971)	92	(12)	(7)	(42,161)	-	46,454	3,172
Change in unrealized gain (loss) on investments	(108,737)	619	(7,006)	(4,680)	(448,895)	-	(343,784)	(151,853)

Net gain (loss) on investments	(185,708)	711	(7,018)	(4,687)	(491,056)	-	(297,330)	(148,681)

Reinvested capital gains	-	-	-	-	246,065	-	81,755	73,536

Net increase (decrease) in contract owners’ equity resulting from operations	$(151,138)	$1,188	$(2,819)	$(4,858)	$(238,363)	$(3,387,837)	$(198,587)	$(68,923)

Investment Activity:	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX1	NVMGA2	NBARMS
Reinvested dividends	$19,274	$15,368	$19,324	$15,161	$27,953	$515,798	$-	$-
Mortality and expense risk charges (note 2)	(17,417)	(19,512)	(14,633)	(8,404)	(34,348)	(172,423)	(855)	(2,627)

Net investment income (loss)	1,857	(4,144)	4,691	6,757	(6,395)	343,375	(855)	(2,627)

Realized gain (loss) on investments	(10,459)	(44,483)	873	(5,193)	(499,726)	(718,994)	7	(17,339)
Change in unrealized gain (loss) on investments	(106,348)	(38,985)	(69,308)	(30,860)	(141,178)	(269,237)	(1,589)	(4,873)

Net gain (loss) on investments	(116,807)	(83,468)	(68,435)	(36,053)	(640,904)	(988,231)	(1,582)	(22,212)

Reinvested capital gains	-	-	-	-	268,644	188,742	-	2,939

Net increase (decrease) in contract owners’ equity resulting from operations	$(114,950)	$(87,612)	$(63,744)	$(29,296)	$(378,655)	$(456,114)	$(2,437)	$(21,900)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NO7TB	NOVMH2	NOVPI2	NOTBBA	PMUBA	PMVSTA	ALVBWB	ACVIG
Reinvested dividends	$8,450	$565,376	$208,919	$48,179	$135,414	$240	$30,407	$101,620
Mortality and expense risk charges (note 2)	(30,445)	(112,647)	(154,310)	(260,823)	(65,168)	(157)	(22,292)	(57,362)

Net investment income (loss)	(21,995)	452,729	54,609	(212,644)	70,246	83	8,115	44,258

Realized gain (loss) on investments	(68,808)	278,457	(231,017)	81,067	(20,412)	(3)	(97,115)	(195,917)
Change in unrealized gain (loss) on investments	(86,690)	(1,719,100)	(210,545)	(734,915)	(197,732)	(261)	(43,700)	(247,666)

Net gain (loss) on investments	(155,498)	(1,440,643)	(441,562)	(653,848)	(218,144)	(264)	(140,815)	(443,583)

Reinvested capital gains	-	-	-	-	1,008	72	138,860	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(177,493)	$(987,914)	$(386,953)	$(866,492)	$(146,890)	$(109)	$6,160	$(399,325)

Investment Activity:	ACVIP2	ACVU1	ACVV	DVMCSS	FQB	FC2	FAM2	FB2
Reinvested dividends	$198,375	$-	$142,890	$6,177	$197	$55,903	$24,019	$1,511
Mortality and expense risk charges (note 2)	(160,785)	(5,019)	(80,092)	(31,394)	(67)	(65,788)	(26,411)	(213)

Net investment income (loss)	37,590	(5,019)	62,798	(25,217)	130	(9,885)	(2,392)	1,298

Realized gain (loss) on investments	(70,045)	(661)	(123,101)	(130,137)	1	(15,920)	(56,777)	81
Change in unrealized gain (loss) on investments	(387,542)	(21,431)	(295,186)	(193,533)	(209)	(266,895)	(95,102)	(2,815)

Net gain (loss) on investments	(457,587)	(22,092)	(418,287)	(323,670)	(208)	(282,815)	(151,879)	(2,734)

Reinvested capital gains	-	-	-	220,448	-	53,472	125,009	511

Net increase (decrease) in contract owners’ equity resulting from operations	$(419,997)	$(27,111)	$(355,489)	$(128,439)	$(78)	$(239,228)	4(29,262)	$(925)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FEI2	FG2	FHI2	FTVIS2	FTVMD2	FTVGI2	FTVFA2	SBVI
Reinvested dividends	$351,564	$14,654	$267,723	$607,625	$146,840	$17,682	$133,692	$29,207
Mortality and expense risk charges (note 2)	(128,733)	(241,904)	(44,332)	(212,226)	(74,199)	(12,754)	(62,251)	(25,986)

Net investment income (loss)	222,831	(227,250)	223,391	395,399	72,641	4,928	71,441	3,221

Realized gain (loss) on investments	(188,972)	60,805	(98,979)	(644,818)	(132,468)	(21,235)	144,310	4,262
Change in unrealized gain (loss) on investments	(1,204,939)	1,198,479	(534,162)	(914,607)	(554,794)	(41,843)	(564,314)	(169,893)

Net gain (loss) on investments	(1,393,911)	1,259,284	(633,141)	(1,559,425)	(687,262)	(63,078)	(420,004)	(165,631)

Reinvested capital gains	75,414	29,309	-	-	295,540	1,148	7,310	79,573

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,095,666)	$1,061,343	$(409,750)	$(1,164,026)	$(319,081)	$(57,002)	$(341,253)	$(82,837)

Investment Activity:	SBVSG2	LPWHY2	OVIGS	OVGSS	OVSCS	PMVAAD	PMVFAD	PMVLAD
Reinvested dividends	$-	$138,053	$-	$60,486	$-	$252,419	$29,881	$731,713
Mortality and expense risk charges (note 2)	(187)	(33,597)	(607)	(67,705)	(817)	(137,090)	(32,035)	(288,357)

Net investment income (loss)	(187)	104,456	(607)	(7,219)	(817)	115,329	(2,154)	443,356

Realized gain (loss) on investments	7	(110,958)	5	(370,835)	(52)	(554,292)	(163,861)	(83,237)
Change in unrealized gain (loss) on investments	73	(171,726)	2,742	(120,369)	(6,675)	(415,751)	(42,194)	(579,222)

Net gain (loss) on investments	80	(282,684)	2,747	(491,204)	(6,727)	(970,043)	(206,055)	(662,459)

Reinvested capital gains	560	-	-	372,613	-	-	4,697	-

Net increase (decrease) in contract owners’ equity resulting from operations	$453	$(178,228)	$2,140	$(125,810)	$(7,544)	$(854,714)	$(203,512)	$(219,103)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PVEIB
Reinvested dividends	$891,998	$70,507	$171,162	$112,473	$1,501,538	$27,044	$23,312	$-
Mortality and expense risk charges (note 2)	(262,573)	(24,988)	(49,591)	(98,941)	(408,730)	(8,530)	(7,488)	(549)

Net investment income (loss)	629,425	45,519	121,571	13,532	1,092,808	18,514	15,824	(549)

Realized gain (loss) on investments	(103,500)	(163,681)	(360,474)	(240,448)	(1,850,337)	(91,085)	(19,588)	17
Change in unrealized gain (loss) on investments	(947,216)	(390,018)	81,954	(156,499)	(710,489)	(153,171)	(32,935)	578

Net gain (loss) on investments	(1,050,716)	(553,699)	(278,520)	(396,947)	(2,560,826)	(244,256)	(52,523)	595

Reinvested capital gains	198,165	-	14,736	-	258,658	100,979	17,969	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(223,126)	$(508,180)	$(142,213)	$(383,415)	$(1,209,360)	$(124,763)	$(18,730)	$46

Investment Activity:	AVIE2	PROUSN	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO
Reinvested dividends	$-	$-	$417,176	$6,392	$2,351	$6,889	$-	$-
Mortality and expense risk charges (note 2)	(48)	(36,153)	(351,319)	(32,321)	(20,325)	(22,431)	(20,853)	(157,475)

Net investment income (loss)	(48)	(36,153)	65,857	(25,929)	(17,974)	(15,542)	(20,853)	(157,475)

Realized gain (loss) on investments	-	(641,770)	(2,331,119)	(324,966)	(46,866)	(177,035)	(781,426)	668,095
Change in unrealized gain (loss) on investments	1,109	2,768	(284,083)	16,818	(84,728)	(30,685)	68,601	(812,685)

Net gain (loss) on investments	1,109	(639,002)	(2,615,202)	(308,148)	(131,594)	(207,720)	(712,825)	(144,590)

Reinvested capital gains	-	-	1,145,686	118,619	-	-	-	359,599

Net increase (decrease) in contract owners’ equity resulting from operations	$1,061	$(675,155)	$(1,403,659)	$(215,458)	$(149,568)	$(223,262)	$(733,678)	$57,534

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PROBL	PROCG	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND
Reinvested dividends	$-	$26,560	$-	$45,879	$174,211	$5,908	$-	$7,495
Mortality and expense risk charges (note 2)	(202,579)	(74,089)	(146,622)	(37,565)	(62,712)	(75,813)	(204,602)	(62,068)

Net investment income (loss)	(202,579)	(47,529)	(146,622)	8,314	111,499	(69,905)	(204,602)	(54,573)

Realized gain (loss) on investments	(2,504,751)	275,149	(742,697)	(699,200)	(679,337)	(517,562)	1,317,965	(46,936)
Change in unrealized gain (loss) on investments	(165,545)	(349,647)	(495,612)	(20,811)	(82,680)	(159,497)	(883,993)	(318,398)

Net gain (loss) on investments	(2,670,296)	(74,498)	(1,238,309)	(720,011)	(762,017)	(677,059)	433,972	(365,334)

Reinvested capital gains	210,981	-	1,322,982	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,661,894)	$(122,027)	$(61,949)	$(711,697)	$(650,518)	$(746,964)	$229,370	$(419,907)

Investment Activity:	PROINT	PRONET	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE
Reinvested dividends	$-	$-	$-	$-	$81,590	$31,880	$-	$38,649
Mortality and expense risk charges (note 2)	(78,439)	(80,635)	(72,774)	(133,244)	(204,350)	(86,632)	(30,681)	(88,823)

Net investment income (loss)	(78,439)	(80,635)	(72,774)	(133,244)	(122,760)	(54,752)	(30,681)	(50,174)

Realized gain (loss) on investments	(187,362)	281,155	(177,372)	(621,985)	(1,804,692)	(161,982)	(621,091)	146,075
Change in unrealized gain (loss) on investments	(20,539)	109,558	(281,372)	(77,091)	(2,491,272)	(173,602)	(89,451)	(141,496)

Net gain (loss) on investments	(207,901)	390,713	(458,744)	(699,076)	(4,295,964)	(335,584)	(710,542)	4,579

Reinvested capital gains	-	324,778	-	675,205	1,031,923	161,170	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(286,340)	$634,856	$(531,518)	$(157,115)	$(3,386,801)	$(229,166)	$(741,223)	$(45,595)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PRORRO	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP
Reinvested dividends	$-	$8,705	$-	$-	$-	$-	$113,354	$-
Mortality and expense risk charges (note 2)	(11,234)	(27,783)	(11,302)	(6,893)	(9,570)	(81,996)	(25,493)	(58,619)

Net investment income (loss)	(11,234)	(19,078)	(11,302)	(6,893)	(9,570)	(81,996)	87,861	(58,619)

Realized gain (loss) on investments	(45,299)	(127,533)	14,290	(64,502)	(351,663)	(203,909)	(79,670)	(254,963)
Change in unrealized gain (loss) on investments	19,801	(151,468)	6,210	(652)	(2,407)	(150,914)	24,480	(32,250)

Net gain (loss) on investments	(25,498)	(279,001)	20,500	(65,154)	(354,070)	(354,823)	(55,190)	(287,213)

Reinvested capital gains	-	36,484	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(36,732)	$(261,595)	$9,198	$(72,047)	$(363,640)	$(436,819)	$32,671	$(345,832)

Investment Activity:	PROUN	PROUTL	RVMFU	RSRF	RVAMR	RBKF	RBMF	RVBER
Reinvested dividends	$-	$59,088	$91,002	$-	$142,611	$18,517	$-	$67,759
Mortality and expense risk charges (note 2)	(100,843)	(62,684)	(69,635)	(117,251)	(233,053)	(62,565)	(43,071)	(150,154)

Net investment income (loss)	(100,843)	(3,596)	21,367	(117,251)	(90,442)	(44,048)	(43,071)	(82,395)

Realized gain (loss) on investments	(809)	(619,653)	200,377	524,937	538,145	(748,712)	(605,125)	184,899
Change in unrealized gain (loss) on investments	(11,353)	(143,451)	(764,571)	(438,723)	(2,599,487)	131,232	118,964	(720,982)

Net gain (loss) on investments	(12,162)	(763,104)	(564,194)	86,214	(2,061,342)	(617,480)	(486,161)	(536,083)

Reinvested capital gains	928,260	13,477	124,819	-	914,167	-	-	76,743

Net increase (decrease) in contract owners’ equity resulting from operations	$815,255	$(753,223)	$(418,008)	$(31,037)	$(1,237,617)	$(661,528)	$(529,232)	$(541,735)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	RBF	RVCLR	RVCMD	RCPF	RVLDD	RELF	RESF	RLCE
Reinvested dividends	$-	$237,931	$-	$52,020	$-	$-	$37,392	$16,268
Mortality and expense risk charges (note 2)	(285,382)	(337,163)	(31,977)	(142,715)	(102,815)	(59,972)	(160,770)	(18,370)

Net investment income (loss)	(285,382)	(99,232)	(31,977)	(90,695)	(102,815)	(59,972)	(123,378)	(2,102)

Realized gain (loss) on investments	943,755	(37,572)	(1,402,629)	(173,256)	(1,503,879)	(19,616)	(5,043,608)	(160,990)
Change in unrealized gain (loss) on investments	(3,081,102)	(1,314,527)	563,628	479,428	167,326	(216,804)	1,116,412	52,582

Net gain (loss) on investments	(2,137,347)	(1,352,099)	(839,001)	306,172	(1,336,553)	(236,420)	(3,927,196)	(108,408)

Reinvested capital gains	-	116,862	-	311,938	1,334,318	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,422,729)	$(1,334,469)	$(870,978)	$527,415	$(105,050)	$(296,392)	$(4,050,574)	$(110,510)

Investment Activity:	RFSF	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF
Reinvested dividends	$25,852	$105,876	$-	$-	$-	$-	$-	$-
Mortality and expense risk charges (note 2)	(103,915)	(168,080)	(386,702)	(59,479)	(45,989)	(39,858)	(12,978)	(11,457)

Net investment income (loss)	(78,063)	(62,204)	(386,702)	(59,479)	(45,989)	(39,858)	(12,978)	(11,457)

Realized gain (loss) on investments	201,786	(1,669,150)	249,842	(974,585)	(1,137,698)	(138,387)	(55,419)	(226,320)
Change in unrealized gain (loss) on investments	(587,990)	(482,429)	(2,299,673)	375,263	43,916	10,645	46,282	1,673

Net gain (loss) on investments	(386,204)	(2,151,579)	(2,049,831)	(599,322)	(1,093,782)	(127,742)	(9,137)	(224,647)

Reinvested capital gains	-	2,456,442	525,054	819,901	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(464,267)	$242,659	$(1,911,479)	$161,100	$(1,139,771)	$(167,600)	$(22,115)	$(236,104)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	RVISC	RUF	RLCJ	RLF	RMED	RVARS	RVF	ROF
Reinvested dividends	$-	$-	$-	$4,684	$-	$48,364	$-	$-
Mortality and expense risk charges (note 2)	(24,329)	(42,303)	(26,017)	(75,768)	(66,615)	(106,205)	(238,457)	(262,302)

Net investment income (loss)	(24,329)	(42,303)	(26,017)	(71,084)	(66,615)	(57,841)	(238,457)	(262,302)

Realized gain (loss) on investments	(21,459)	(356,856)	(348,044)	(759,865)	(226,524)	245,330	(7,879,779)	(870,525)
Change in unrealized gain (loss) on investments	14,703	2,535	319,957	(125,470)	(452,674)	(170,820)	3,213,855	26,112

Net gain (loss) on investments	(6,756)	(354,321)	(28,087)	(885,335)	(679,198)	74,510	(4,665,924)	(844,413)

Reinvested capital gains	-	-	-	796,253	151,693	-	3,662,283	1,734,523

Net increase (decrease) in contract owners’ equity resulting from operations	$(31,085)	$(396,624)	$(54,104)	$(160,166)	$(594,120)	$16,669	$(1,242,098)	$627,808

Investment Activity:	RNF	RPMF	RREF	RRF	RMEK	RTF	RVLCG	RVLCV
Reinvested dividends	$-	$484,733	$175,179	$-	$-	$-	$-	$273,198
Mortality and expense risk charges (note 2)	(161,447)	(117,169)	(125,870)	(75,517)	(57,041)	(207,270)	(694,171)	(403,828)

Net investment income (loss)	(161,447)	367,564	49,309	(75,517)	(57,041)	(207,270)	(694,171)	(130,630)

Realized gain (loss) on investments	753,972	(5,847,254)	(290,382)	(127,785)	(242,980)	(5,869,969)	(5,186,934)	(8,745,493)
Change in unrealized gain (loss) on investments	(268,121)	2,334,619	(180,275)	(340,359)	(224,265)	(156,498)	2,504,714	285,334

Net gain (loss) on investments	485,851	(3,512,635)	(470,657)	(468,144)	(467,245)	(6,026,467)	(2,682,220)	(8,460,159)

Reinvested capital gains	-	-	-	486,407	-	5,947,197	3,476,682	5,021,998

Net increase (decrease) in contract owners’ equity resulting from operations	$324,404	$(3,145,071)	$(421,348)	$(57,254)	$(524,286)	$(286,540)	$100,291	$(3,568,791)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF
Reinvested dividends	$-	$14,002	$-	$-	$-	$-	$16,569	$-
Mortality and expense risk charges (note 2)	(423,565)	(154,380)	(314,677)	(136,154)	(41,144)	(135,421)	(14,745)	(101,683)

Net investment income (loss)	(423,565)	(140,378)	(314,677)	(136,154)	(41,144)	(135,421)	1,824	(101,683)

Realized gain (loss) on investments	(3,434,436)	(1,766,773)	(760,211)	(1,960,292)	218,661	592,782	(25,088)	(133,770)
Change in unrealized gain (loss) on investments	900,433	(490,062)	(1,860,077)	(504,627)	(175,510)	(530,910)	(65,080)	(1,113,144)

Net gain (loss) on investments	(2,534,003)	(2,256,835)	(2,620,288)	(2,464,919)	43,151	61,872	(90,168)	(1,246,914)

Reinvested capital gains	2,044,992	1,002,341	2,149,748	821,493	258,211	43,567	-	215,930

Net increase (decrease) in contract owners’ equity resulting from operations	$(912,576)	$(1,394,872)	$(785,217)	$(1,779,580)	$260,218	$(29,982)	$(88,344)	$(1,132,667)

Investment Activity:	RUTL	RVWDL	GVFRB	GSBLMO	RHYS	TRHS2	VWHAS	VWHA
Reinvested dividends	$156,421	$-	$310,238	$39,360	$7,017	$-	$-	$1,154
Mortality and expense risk charges (note 2)	(82,914)	(7,429)	(162,350)	(23,429)	(50,607)	(3,631)	(1,275)	(62,162)

Net investment income (loss)	73,507	(7,429)	147,888	15,931	(43,590)	(3,631)	(1,275)	(61,008)

Realized gain (loss) on investments	(736,383)	(168,674)	(134,140)	5,770	(9,042)	(8,316)	(1,635)	(592,849)
Change in unrealized gain (loss) on investments	(165,755)	5,500	(224,622)	(73,478)	244	(97,834)	(67,587)	(913,535)

Net gain (loss) on investments	(902,138)	(163,174)	(358,762)	(67,708)	(8,798)	(106,150)	(69,222)	(1,506,384)

Reinvested capital gains	-	-	20,380	3,293	-	98,752	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(828,631)	$(170,603)	$(190,494)	$(48,484)	$(52,388)	$(11,029)	$(70,497)	$(1,567,392)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	WRASP	WRENG	DXVIMF	DXVIC	DXVHY	FC2R	FEI2R	FG2R
Reinvested dividends	$85,953	$-	$79,190	$-	$30,041	$686	$10,336	$-
Mortality and expense risk charges (note 2)	(358,335)	(75)	(2,882)	(439)	(21,402)	(36,594)	(67,285)	(152,350)

Net investment income (loss)	(272,382)	(75)	76,308	(439)	8,639	(35,908)	(56,949)	(152,350)

Realized gain (loss) on investments	(1,618,437)	(7)	(73,235)	(1,698)	(78,899)	2,179,561	(205,632)	716,442
Change in unrealized gain (loss) on investments	(4,576,040)	(4,498)	(51,411)	860	37,587	(2,634,566)	(685,480)	(290,705)

Net gain (loss) on investments	(6,194,477)	(4,505)	(124,646)	(838)	(41,312)	(455,005)	(891,112)	425,737

Reinvested capital gains	4,127,288	-	10,815	-	-	692,726	1,178,877	1,170,216

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,339,571)	$(4,580)	$(37,523)	$(1,277)	$(32,673)	$201,813	$230,816	$1,443,603

Investment Activity:	FHI2R	ACVIG3	ACVU3	ACVV3	VWAR	RENF
Reinvested dividends	$15,443	$103,963	$4,526	$154,272	$-	$60,199
Mortality and expense risk charges (note 2)	(19,083)	(90,790)	(7,462)	(107,003)	(9,943)	(237,583)

Net investment income (loss)	(3,640)	13,173	(2,936)	47,269	(9,943)	(177,384)

Realized gain (loss) on investments	(50,614)	(450,064)	121,927	1,643,597	(57,537)	(6,479,528)
Change in unrealized gain (loss) on investments	292,465	(814,974)	(140,350)	(1,989,611)	(17,497)	1,028,085

Net gain (loss) on investments	241,851	(1,265,038)	(18,423)	(346,014)	(75,034)	(5,451,443)

Reinvested capital gains	-	939,438	97,471	-	69,147	318,040

Net increase (decrease) in contract owners’ equity resulting from operations	$238,211	$(312,427)	$76,112	$(298,745)	$(15,830)	$(5,310,787)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		IVEW52		AAEIP3		ARLPE3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(4,316,200)	$(4,109,111)	$695	$-	$(29,669)	$(27,179)	$(8,134)	$-
Realized gain (loss) on investments	(84,867,732)	41,898,152	(286)	-	(572,757)	141,105	324	-
Change in unrealized gain (loss) on investments	(63,874,207)	(79,705,914)	(23,424)	-	(885,699)	(192,688)	(59,345)	-
Reinvested capital gains	68,483,293	65,899,099	29,053	-	48,136	33,107	479	-

Net increase (decrease) in contract owners’ equity resulting from operations	(84,574,846)	23,982,226	6,038	-	(1,439,989)	(45,655)	(66,676)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	409,135,055	341,835,896	617,977	-	541,676	1,887,481	768,551	-
Transfers between funds	-	-	(1,385)	-	(2,389,857)	3,471,766	364,972	-
Redemptions (note 3)	(234,030,404)	(199,195,869)	-	-	(227,814)	(39,311)	(28,071)	-
Annuity benefits	(5,028)	(5,043)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,031)	(1,140)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,421,937)	(838,103)	-	-	(396)	(1)	-	-
Adjustments to maintain reserves	(44,280)	245,068	(16)	-	(63)	(72)	(16)	-

Net equity transactions	173,632,375	142,040,809	616,576	-	(2,076,454)	5,319,863	1,105,436	-

Net change in contract owners’ equity	89,057,529	166,023,035	622,614	-	(3,516,443)	5,274,208	1,038,760	-
Contract owners’ equity beginning of period	1,524,687,920	1,358,664,885	-	-	5,434,050	159,842	-	-

Contract owners’ equity end of period	$1,613,745,449	$1,524,687,920	$622,614	$-	$1,917,607	$5,434,050	$1,038,760	$-

CHANGES IN UNITS:
Beginning units	120,678,901	106,983,668	-	-	475,016	15,416	-	-
Units purchased	824,368,651	677,079,826	81,375	-	166,565	636,284	127,025	-
Units redeemed	(801,236,542)	(663,384,593)	(15,715)	-	(367,146)	(176,684)	(22,801)	-

Ending units	143,811,010	120,678,901	65,660	-	274,435	475,016	104,224	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMVGS4		AMVI4		AMVBC4		AMVNW4
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(42,550)	$(23,454)	$1,908	$-	$10,475	$-	$(19)	$-
Realized gain (loss) on investments	(100,959)	47,490	(7,551)	-	(98)	-	(21)	-
Change in unrealized gain (loss) on investments	(295,432)	(71,153)	(8,857)	-	(20,145)	-	(702)	-
Reinvested capital gains	229,700	7,929	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(209,241)	(39,188)	(14,500)	-	(9,768)	-	(742)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	745,927	1,082,211	437,992	-	975,768	-	172,849	-
Transfers between funds	979,820	(250,348)	(193,070)	-	42,589	-	7,317	-
Redemptions (note 3)	(305,940)	(215,703)	-	-	(1,002)	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,144)	(47)	-	-	-	-	-	-
Adjustments to maintain reserves	(123)	(38)	4	-	(7)	-	(16)	-

Net equity transactions	1,414,540	616,075	244,926	-	1,017,348	-	180,150	-

Net change in contract owners’ equity	1,205,299	576,887	230,426	-	1,007,580	-	179,408	-
Contract owners’ equity beginning of period	1,692,177	1,115,290	-	-	-	-	-	-

Contract owners’ equity end of period	$2,897,476	$1,692,177	$230,426	$-	$1,007,580	$-	$179,408	$-

CHANGES IN UNITS:
Beginning units	147,152	97,190	-	-	-	-	-	-
Units purchased	312,117	210,164	69,067	-	105,175	-	25,696	-
Units redeemed	(203,980)	(160,202)	(43,267)	-	(120)	-	(6,354)	-

Ending units	255,289	147,152	25,800	-	105,055	-	19,342	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMVCB4		BRVHY3		MLVGA3		BRVDA3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$24,498	$-	$3,015	$-	$(128,777)	$258,196	$6,435	$-
Realized gain (loss) on investments	(13,342)	-	(22)	-	(22,504)	869,702	(462)	-
Change in unrealized gain (loss) on investments	(137,301)	-	(19,820)	-	(2,520,440)	(3,513,334)	(28,011)	-
Reinvested capital gains	-	-	2,691	-	1,876,956	2,519,267	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(126,145)	-	(14,136)	-	(794,765)	133,831	(22,038)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	2,913,924	-	410,691	-	4,946,643	5,748,792	127,622	-
Transfers between funds	1,127,650	-	655	-	417,213	2,216,557	413,520	-
Redemptions (note 3)	(284,337)	-	-	-	(3,117,718)	(3,767,232)	(10,714)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,653)	-	-	-	(14,156)	(22,225)	(235)	-
Adjustments to maintain reserves	(72)	-	4	-	(195)	(147)	(20)	-

Net equity transactions	3,755,512	-	411,350	-	2,231,787	4,175,745	530,173	-

Net change in contract owners’ equity	3,629,367	-	397,214	-	1,437,022	4,309,576	508,135	-
Contract owners’ equity beginning of period	-	-	-	-	29,246,367	24,936,791	-	-

Contract owners’ equity end of period	$3,629,367	$-	$397,214	$-	$30,683,389	$29,246,367	$508,135	$-

CHANGES IN UNITS:
Beginning units	-	-	-	-	2,368,131	2,020,857	-	-
Units purchased	426,817	-	42,539	-	990,959	1,179,156	55,080	-
Units redeemed	(45,376)	-	-	-	(810,220)	(831,882)	(1,140)	-

Ending units	381,441	-	42,539	-	2,548,870	2,368,131	53,940	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	CSCRS		DWVSVS		ETVFR		FRESS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(6,474)	$(15,260)	$(464)	$-	$12,246	$-	$4,240	$-
Realized gain (loss) on investments	(31,380)	(78,148)	(5)	-	(9,871)	-	(5)	-
Change in unrealized gain (loss) on investments	(107,980)	(102,947)	(4,824)	-	(58,497)	-	4,140	-
Reinvested capital gains	-	-	-	-	-	-	4,676	-

Net increase (decrease) in contract owners’ equity resulting from operations	(145,834)	(196,355)	(5,293)	-	(56,122)	-	13,051	-

Equity transactions:
Purchase payments received from contract owners (note 3)	122,485	147,559	239,401	-	1,157,487	-	297,879	-
Transfers between funds	(14,153)	27,412	(5,329)	-	968,143	-	(1,552)	-
Redemptions (note 3)	(20,303)	(143,161)	-	-	(17,849)	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(141)	(495)	-	-	(258)	-	-	-
Adjustments to maintain reserves	(26)	(50)	11	-	(48)	-	(7)	-

Net equity transactions	87,862	31,265	234,083	-	2,107,475	-	296,320	-

Net change in contract owners’ equity	(57,972)	(165,090)	228,790	-	2,051,353	-	309,371	-
Contract owners’ equity beginning of period	513,524	678,614	-	-	-	-	-	-

Contract owners’ equity end of period	$455,552	$513,524	$228,790	$-	$2,051,353	$-	$309,371	$-

CHANGES IN UNITS:
Beginning units	72,108	77,903	-	-	-	-	-	-
Units purchased	27,364	425,922	25,610	-	259,288	-	29,836	-
Units redeemed	(13,283)	(431,717)	(576)	-	(45,012)	-	(151)	-

Ending units	86,189	72,108	25,034	-	214,276	-	29,685	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FVSIS2		GVGMNS		GVHQFA		GVSIA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$32,111	$-	$(6,208)	$(919)	$(9,656)	$-	$6,302	$-
Realized gain (loss) on investments	(17,833)	-	2,830	66	(2,031)	-	(6,624)	-
Change in unrealized gain (loss) on investments	(87,860)	-	(40,570)	1,261	(7,339)	-	(20,960)	-
Reinvested capital gains	3,940	-	11,315	839	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(69,642)	-	(32,633)	1,247	(19,026)	-	(21,282)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,536,824	-	260,744	107,191	1,314,736	-	1,174,636	-
Transfers between funds	789,771	-	188,454	(432)	676,083	-	(50,392)	-
Redemptions (note 3)	(105,603)	-	(4,929)	(147)	(666,985)	-	(3,351)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(41)	-	-	-	(103)	-	-	-
Adjustments to maintain reserves	(36)	-	(17)	(16)	(37)	-	(11)	-

Net equity transactions	2,220,915	-	444,252	106,596	1,323,694	-	1,120,882	-

Net change in contract owners’ equity	2,151,273	-	411,619	107,843	1,304,668	-	1,099,600	-
Contract owners’ equity beginning of period	-	-	107,843	-	-	-	-	-

Contract owners’ equity end of period	$2,151,273	$-	$519,462	$107,843	$1,304,668	$-	$1,099,600	$-

CHANGES IN UNITS:
Beginning units	-	-	10,294	-	-	-	-	-
Units purchased	329,693	-	53,971	10,470	273,721	-	168,086	-
Units redeemed	(104,433)	-	(10,841)	(176)	(139,959)	-	(52,906)	-

Ending units	225,260	-	53,424	10,294	133,762	-	115,180	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IVBRA2		JPIGA2		JPIIB2		JABS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$62,816	$(15,436)	$782	$-	$(1)	$-	$158	$-
Realized gain (loss) on investments	(121,832)	13,592	1	-	-	-	7	-
Change in unrealized gain (loss) on investments	(389,808)	(45,535)	(1,632)	-	10	-	(268)	-
Reinvested capital gains	230,995	80,582	400	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(217,829)	33,203	(449)	-	9	-	(103)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	944,098	1,192,319	77,325	-	10,190	-	88,400	-
Transfers between funds	278,596	570,076	(69)	-	-	-	3,500	-
Redemptions (note 3)	(186,738)	(43,292)	-	-	-	-	(149)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(261)	-	-	-	-	-	-	-
Adjustments to maintain reserves	(76)	(27)	(5)	-	2	-	(3)	-

Net equity transactions	1,035,619	1,719,076	77,251	-	10,192	-	91,748	-

Net change in contract owners’ equity	817,790	1,752,279	76,802	-	10,201	-	91,645	-
Contract owners’ equity beginning of period	1,852,143	99,864	-	-	-	-	-	-

Contract owners’ equity end of period	$2,669,933	$1,852,143	$76,802	$-	$10,201	$-	$91,645	$-

CHANGES IN UNITS:
Beginning units	177,984	9,981	-	-	-	-	-	-
Units purchased	256,790	253,202	8,108	-	1,055	-	9,320	-
Units redeemed	(162,465)	(85,199)	(7)	-	-	-	(15)	-

Ending units	272,309	177,984	8,101	-	1,055	-	9,305	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JAMGS		JAFBS		JAGTS		LZREMS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(147)	$-	$1,740	$-	$(496)	$-	$(1,982)	$36,335
Realized gain (loss) on investments	(620)	-	(3)	-	176	-	(313,541)	35,228
Change in unrealized gain (loss) on investments	4,293	-	(6,114)	-	1,238	-	(476,553)	(425,773)
Reinvested capital gains	-	-	-	-	-	-	8,880	32,071

Net increase (decrease) in contract owners’ equity resulting from operations	3,526	-	(4,377)	-	918	-	(783,196)	(322,139)

Equity transactions:
Purchase payments received from contract owners (note 3)	788,773	-	687,129	-	239,550	-	2,091,246	2,705,833
Transfers between funds	(12,124)	-	(5,895)	-	24,140	-	(1,232,105)	76,717
Redemptions (note 3)	(4,634)	-	-	-	(3,268)	-	(245,603)	(104,401)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(249)	(299)
Adjustments to maintain reserves	3	-	-	-	(8)	-	(80)	(199)

Net equity transactions	772,018	-	681,234	-	260,414	-	613,209	2,677,651

Net change in contract owners’ equity	775,544	-	676,857	-	261,332	-	(169,987)	2,355,512
Contract owners’ equity beginning of period	-	-	-	-	-	-	3,890,330	1,534,818

Contract owners’ equity end of period	$775,544	$-	$676,857	$-	$261,332	$-	$3,720,343	$3,890,330

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	420,710	155,773
Units purchased	87,986	-	78,885	-	26,859	-	366,836	597,932
Units redeemed	(7,818)	-	(10,788)	-	(853)	-	(276,340)	(332,995)

Ending units	80,168	-	68,097	-	26,006	-	511,206	420,710

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	LPVCA2		LOVTRC		LOVSDC		MV3MVS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(304)	$-	$10,884	$-	$12,795	$-	$(304)	$-
Realized gain (loss) on investments	(26)	-	(3)	-	9	-	(74)	-
Change in unrealized gain (loss) on investments	(17,901)	-	(14,610)	-	(17,256)	-	(5,303)	-
Reinvested capital gains	20,986	-	-	-	-	-	4,074	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,755	-	(3,729)	-	(4,452)	-	(1,607)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	220,437	-	452,878	-	643,282	-	243,073	-
Transfers between funds	-	-	-	-	(15,285)	-	377	-
Redemptions (note 3)	(191)	-	-	-	-	-	(170)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	-	(11)	-	3	-	(1)	-

Net equity transactions	220,244	-	452,867	-	628,000	-	243,279	-

Net change in contract owners’ equity	222,999	-	449,138	-	623,548	-	241,672	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$222,999	$-	$449,138	$-	$623,548	$-	$241,672	$-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	24,109	-	45,344	-	77,583	-	25,927	-
Units redeemed	(21)	-	-	-	(14,471)	-	(18)	-

Ending units	24,088	-	45,344	-	63,112	-	25,909	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MVBRES		MVGTAS		MVUSC		MVIVSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(409)	$-	$79,063	$28,679	$(302)	$-	$(758)	$-
Realized gain (loss) on investments	22	-	26,720	18,805	(19)	-	106	-
Change in unrealized gain (loss) on investments	(716)	-	(233,439)	(7,525)	(9,066)	-	8,338	-
Reinvested capital gains	-	-	37,271	2,911	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,103)	-	(90,385)	42,870	(9,387)	-	7,686	-

Equity transactions:
Purchase payments received from contract owners (note 3)	384,353	-	366,418	756,298	161,867	-	733,879	-
Transfers between funds	-	-	(213,642)	413,867	-	-	2,174	-
Redemptions (note 3)	(84)	-	(207,927)	(75,614)	(75)	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(1,619)	(1,610)	-	-	-	-
Adjustments to maintain reserves	(6)	-	(100)	(56)	(6)	-	(1)	-

Net equity transactions	384,263	-	(56,870)	1,092,885	161,786	-	736,052	-

Net change in contract owners’ equity	383,160	-	(147,255)	1,135,755	152,399	-	743,738	-
Contract owners’ equity beginning of period	-	-	2,575,329	1,439,574	-	-	-	-

Contract owners’ equity end of period	$383,160	$-	$2,428,074	$2,575,329	$152,399	$-	$743,738	$-

CHANGES IN UNITS:
Beginning units	-	-	230,786	132,266	-	-	-	-
Units purchased	40,015	-	95,046	127,775	18,120	-	85,727	-
Units redeemed	(9)	-	(99,011)	(29,255)	(9)	-	(9,597)	-

Ending units	40,006	-	226,821	230,786	18,111	-	76,130	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MGRFV		MSGI2		MSEMB		MSVGT2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$28,715	$2,696	$6,116	$(7,135)	$154,989	$89,671	$1,182	$(10,250)
Realized gain (loss) on investments	(6,640)	(945)	(85,167)	3,377	(67,520)	(77,999)	(29,543)	32,357
Change in unrealized gain (loss) on investments	(67,623)	(32,119)	(554,775)	11,413	(241,275)	(79,110)	(123,806)	(134,661)
Reinvested capital gains	15,990	5,280	248,979	-	-	17,667	14,418	113,574

Net increase (decrease) in contract owners’ equity resulting from operations	(29,558)	(25,088)	(384,847)	7,655	(153,806)	(49,771)	(137,749)	1,020

Equity transactions:
Purchase payments received from contract owners (note 3)	1,318,220	593,429	958,587	667,660	2,342,247	2,400,311	348,278	553,006
Transfers between funds	1,627,741	1,232,966	151,148	1,065,336	(130,308)	(208,863)	(141,352)	(23,095)
Redemptions (note 3)	(1,503,756)	(780,956)	(92,206)	(51,630)	(213,796)	(190,822)	(65,303)	(79,624)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(74)	-	(1,856)	-	(1,121)	(1,997)	(121)	(492)
Adjustments to maintain reserves	(57)	(21)	(69)	(55)	(80)	(163)	(63)	(68)

Net equity transactions	1,442,074	1,045,418	1,015,604	1,681,311	1,996,942	1,998,466	141,439	449,727

Net change in contract owners’ equity	1,412,516	1,020,330	630,757	1,688,966	1,843,136	1,948,695	3,690	450,747
Contract owners’ equity beginning of period	1,028,059	7,729	1,688,966	-	3,414,099	1,465,404	1,518,753	1,068,006

Contract owners’ equity end of period	$2,440,575	$1,028,059	$2,319,723	$1,688,966	$5,257,235	$3,414,099	$1,522,443	$1,518,753

CHANGES IN UNITS:
Beginning units	102,527	769	159,377	-	314,954	136,329	133,415	94,227
Units purchased	494,047	408,697	198,624	178,282	326,819	266,077	66,907	79,826
Units redeemed	(348,056)	(306,939)	(100,484)	(18,905)	(145,577)	(87,452)	(54,945)	(40,638)

Ending units	248,518	102,527	257,517	159,377	496,196	314,954	145,377	133,415

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VKVGR2		NVBX		NVIX		NLFOSP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$39,598	$(35,841)	$190,839	$-	$42,643	$-	$(7,026)	$(884)
Realized gain (loss) on investments	266,608	108,383	(63,854)	-	(256,977)	-	(5,876)	2,168
Change in unrealized gain (loss) on investments	(493,605)	408,795	(316,140)	-	(253,543)	-	(49,657)	(1,153)
Reinvested capital gains	-	-	36,069	-	-	-	8,762	2,611

Net increase (decrease) in contract owners’ equity resulting from operations	(187,399)	481,337	(153,086)	-	(467,877)	-	(53,797)	2,742

Equity transactions:
Purchase payments received from contract owners (note 3)	3,573,357	3,501,498	2,464,147	-	1,704,295	-	1,942,513	447,426
Transfers between funds	(1,288,436)	11,132	9,523,050	-	2,390,840	-	72,077	167,547
Redemptions (note 3)	(806,656)	(185,360)	(265,175)	-	(191,144)	-	(7,344)	(34)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(25,456)	(455)	(864)	-	(164)	-	-	-
Adjustments to maintain reserves	(158)	(166)	(39)	-	(62)	-	(46)	(2)

Net equity transactions	1,452,651	3,326,649	11,721,119	-	3,903,765	-	2,007,200	614,937

Net change in contract owners’ equity	1,265,252	3,807,986	11,568,033	-	3,435,888	-	1,953,403	617,679
Contract owners’ equity beginning of period	6,508,503	2,700,517	-	-	-	-	617,679	-

Contract owners’ equity end of period	$7,773,755	$6,508,503	$11,568,033	$-	$3,435,888	$-	$2,571,082	$617,679

CHANGES IN UNITS:
Beginning units	541,529	252,548	-	-	-	-	60,458	-
Units purchased	419,316	489,878	1,798,997	-	1,337,667	-	212,168	104,303
Units redeemed	(294,451)	(200,897)	(636,852)	-	(975,818)	-	(8,095)	(43,845)

Ending units	666,394	541,529	1,162,145	-	361,849	-	264,531	60,458

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVFIP		NVFMGP		NAMGI2		NAMAA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$21,219	$8,164	$15,221	$11,324	$16,668	$-	$6,879	$-
Realized gain (loss) on investments	(10,717)	(16,238)	(14,594)	(11,517)	(7,917)	-	1,625	-
Change in unrealized gain (loss) on investments	(49,332)	(25,084)	(116,796)	(43,021)	(87,420)	-	(8,100)	-
Reinvested capital gains	-	-	46,511	27,626	86,373	-	8,197	-

Net increase (decrease) in contract owners’ equity resulting from operations	(38,830)	(33,158)	(69,658)	(15,588)	7,704	-	8,601	-

Equity transactions:
Purchase payments received from contract owners (note 3)	694,061	622,485	1,824,974	720,391	1,028,073	-	552,640	-
Transfers between funds	(165,703)	(49,911)	(36,540)	179,329	(97,626)	-	(43,352)	-
Redemptions (note 3)	(7,745)	(533)	(17,675)	(33)	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(214)	-	-	-	-	-
Adjustments to maintain reserves	(9)	5	(38)	(11)	(6)	-	(3)	-

Net equity transactions	520,604	572,046	1,770,507	899,676	930,441	-	509,285	-

Net change in contract owners’ equity	481,774	538,888	1,700,849	884,088	938,145	-	517,886	-
Contract owners’ equity beginning of period	538,888	-	884,088	-	-	-	-	-

Contract owners’ equity end of period	$1,020,662	$538,888	$2,584,937	$884,088	$938,145	$-	$517,886	$-

CHANGES IN UNITS:
Beginning units	55,403	-	86,529	-	-	-	-	-
Units purchased	75,641	539,079	191,870	155,483	107,974	-	58,235	-
Units redeemed	(20,526)	(483,676)	(12,781)	(68,954)	(10,188)	-	(4,457)	-

Ending units	110,518	55,403	265,618	86,529	97,786	-	53,778	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,618	$-	$(30,633)	$(116,547)	$(196)	$-	$(741)	$-
Realized gain (loss) on investments	(105)	-	810,149	832,332	(2)	-	(544)	-
Change in unrealized gain (loss) on investments	(7,101)	-	(2,079,181)	(179,069)	(1,015)	-	(12,295)	-
Reinvested capital gains	3,356	-	1,129,633	33,844	-	-	7,367	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,232)	-	(170,032)	570,560	(1,213)	-	(6,213)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	283,018	-	8,531,990	5,034,342	139,157	-	771,324	-
Transfers between funds	(488)	-	796,750	1,583,571	-	-	238,769	-
Redemptions (note 3)	-	-	(3,006,883)	(1,812,838)	-	-	(8,936)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(15,641)	(31,766)	-	-	-	-
Adjustments to maintain reserves	7	-	(230)	(109)	6	-	2	-

Net equity transactions	282,537	-	6,305,986	4,773,200	139,163	-	1,001,159	-

Net change in contract owners’ equity	281,305	-	6,135,954	5,343,760	137,950	-	994,946	-
Contract owners’ equity beginning of period	-	-	23,660,831	18,317,071	-	-	-	-

Contract owners’ equity end of period	$281,305	$-	$29,796,785	$23,660,831	$137,950	$-	$994,946	$-

CHANGES IN UNITS:
Beginning units	-	-	1,778,833	1,422,066	-	-	-	-
Units purchased	29,481	-	1,423,019	962,673	13,798	-	124,356	-
Units redeemed	(50)	-	(953,301)	(605,906)	-	-	(21,882)	-

Ending units	29,431	-	2,248,551	1,778,833	13,798	-	102,474	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVAGR2		GVAGI2		HIBF		GEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(935)	$-	$(811)	$-	$108,524	$98,290	$(18,801)	$(8,643)
Realized gain (loss) on investments	(1,027)	-	(3,265)	-	(62,428)	3,118	(99,705)	43,331
Change in unrealized gain (loss) on investments	(1,522)	-	(17,477)	-	(170,616)	(155,278)	(471,483)	(139,673)
Reinvested capital gains	2,419	-	9,513	-	30,124	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,065)	-	(12,040)	-	(94,396)	(53,870)	(589,989)	(104,985)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,046,522	-	1,154,836	-	113,981	-	345,965	493,783
Transfers between funds	273,846	-	(76,457)	-	(237,025)	3,840,820	680,003	2,609,441
Redemptions (note 3)	(6,666)	-	(1,350)	-	(698,190)	(454,598)	(141,136)	(257,894)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(165)	(753)	(1,729)	(165)
Adjustments to maintain reserves	(14)	-	11	-	(27)	(44)	(97)	(82)

Net equity transactions	1,313,688	-	1,077,040	-	(821,426)	3,385,425	883,006	2,845,083

Net change in contract owners’ equity	1,312,623	-	1,065,000	-	(915,822)	3,331,555	293,017	2,740,098
Contract owners’ equity beginning of period	-	-	-	-	3,331,555	-	2,740,098	-

Contract owners’ equity end of period	$1,312,623	$-	$1,065,000	$-	$2,415,733	$3,331,555	$3,033,115	$2,740,098

CHANGES IN UNITS:
Beginning units	-	-	-	-	338,008	-	284,459	-
Units purchased	167,549	-	146,488	-	30,441	469,355	288,087	450,194
Units redeemed	(34,824)	-	(36,413)	-	(113,353)	(131,347)	(192,087)	(165,735)

Ending units	132,725	-	110,075	-	255,096	338,008	380,459	284,459

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GEM2		NVIE6		NVNSR2		NVCRA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(140)	$-	$11	$-	$434	$-	$72,750	$27,902
Realized gain (loss) on investments	(6)	-	-	-	(33)	-	(540,124)	(25,422)
Change in unrealized gain (loss) on investments	(4,996)	-	(150)	-	(5,603)	-	(136,474)	(324,656)
Reinvested capital gains	-	-	-	-	3,980	-	345,553	237,486

Net increase (decrease) in contract owners’ equity resulting from operations	(5,142)	-	(139)	-	(1,222)	-	(258,295)	(84,690)

Equity transactions:
Purchase payments received from contract owners (note 3)	113,249	-	6,435	-	87,692	-	615,842	218,982
Transfers between funds	-	-	-	-	-	-	4,837,422	(411,950)
Redemptions (note 3)	-	-	-	-	-	-	(378,044)	(188,491)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(319)	(334)
Adjustments to maintain reserves	(5)	-	4	-	(1)	-	(49)	(49)

Net equity transactions	113,244	-	6,439	-	87,691	-	5,074,852	(381,842)

Net change in contract owners’ equity	108,102	-	6,300	-	86,469	-	4,816,557	(466,532)
Contract owners’ equity beginning of period	-	-	-	-	-	-	4,131,688	4,598,220

Contract owners’ equity end of period	$108,102	$-	$6,300	$-	$86,469	$-	$8,948,245	$4,131,688

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	277,822	317,750
Units purchased	12,717	-	688	-	8,905	-	705,571	364,170
Units redeemed	-	-	-	-	-	-	(361,096)	(404,098)

Ending units	12,717	-	688	-	8,905	-	622,297	277,822

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$166,096	$245,946	$196,850	$149,217	$20,099	$145,957	$483,354	$273,203
Realized gain (loss) on investments	(272,327)	318,494	117,060	301,152	(488,689)	9,425	(103,611)	383,707
Change in unrealized gain (loss) on investments	(858,711)	(635,235)	(1,636,343)	(508,666)	(371,859)	(442,504)	(3,026,549)	(1,233,844)
Reinvested capital gains	487,027	187,789	921,997	328,627	477,042	356,098	1,760,896	763,433

Net increase (decrease) in contract owners’ equity resulting from operations	(477,915)	116,994	(400,436)	270,330	(363,407)	68,976	(885,910)	186,499

Equity transactions:
Purchase payments received from contract owners (note 3)	3,579,760	6,087,505	2,211,592	6,713,739	10,070,146	8,169,567	7,993,599	10,404,746
Transfers between funds	(10,795,750)	8,124,675	(1,332,613)	123,596	(9,599,427)	3,986,853	2,392,464	(4,603,593)
Redemptions (note 3)	(642,216)	(759,525)	(566,461)	(414,186)	(2,645,735)	(1,528,930)	(2,029,879)	(2,669,983)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(346)	(4,935)	(1,955)	(815)	(5,201)	(1,268)	(19,696)	(2,255)
Adjustments to maintain reserves	(87)	(68)	(16)	(93)	(58)	(89)	(130)	(95)

Net equity transactions	(7,858,639)	13,447,652	310,547	6,422,241	(2,180,275)	10,626,133	8,336,358	3,128,820

Net change in contract owners’ equity	(8,336,554)	13,564,646	(89,889)	6,692,571	(2,543,682)	10,695,109	7,450,448	3,315,319
Contract owners’ equity beginning of period	21,415,970	7,851,324	14,226,928	7,534,357	15,754,070	5,058,961	28,147,988	24,832,669

Contract owners’ equity end of period	$13,079,416	$21,415,970	$14,137,039	$14,226,928	$13,210,388	$15,754,070	$35,598,436	$28,147,988

CHANGES IN UNITS:
Beginning units	1,645,659	621,011	1,031,275	561,382	1,390,229	449,995	2,108,083	1,910,678
Units purchased	377,145	1,517,663	187,608	630,535	1,199,304	1,513,905	2,020,467	3,287,078
Units redeemed	(987,042)	(493,015)	(162,668)	(160,642)	(1,393,948)	(573,671)	(1,391,504)	(3,089,673)

Ending units	1,035,762	1,645,659	1,056,215	1,031,275	1,195,585	1,390,229	2,737,046	2,108,083

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCMA2		NVCMC2		NVCBD2		NVLCP2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$174,370	$33,129	$41,023	$186,251	$6,120	$-	$(9,608)	$151,972
Realized gain (loss) on investments	(24,904)	(1,147,067)	(777,210)	122,949	(7)	-	(265,898)	55,067
Change in unrealized gain (loss) on investments	(1,032,897)	(432,486)	(187,008)	(560,639)	(8,507)	-	(45,268)	(84,231)
Reinvested capital gains	400,170	1,502,430	628,699	223,586	219	-	73,373	-

Net increase (decrease) in contract owners’ equity resulting from operations	(483,261)	(43,994)	(294,496)	(27,853)	(2,175)	-	(247,401)	122,808

Equity transactions:
Purchase payments received from contract owners (note 3)	1,111,186	521,567	3,210,902	2,216,773	242,373	-	724,808	1,176,331
Transfers between funds	12,423,231	(9,893,907)	(9,030,523)	7,794,293	-	-	(2,195,113)	8,774,811
Redemptions (note 3)	(218,736)	(1,948,838)	(1,745,199)	(540,820)	-	-	(1,571,911)	(812,313)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,298)	(2,454)	(5,751)	(725)	-	-	(5,045)	(5,010)
Adjustments to maintain reserves	(39)	(69)	(6)	(91)	(4)	-	(96)	(72)

Net equity transactions	13,312,344	(11,323,701)	(7,570,577)	9,469,430	242,369	-	(3,047,357)	9,133,747

Net change in contract owners’ equity	12,829,083	(11,367,695)	(7,865,073)	9,441,577	240,194	-	(3,294,758)	9,256,555
Contract owners’ equity beginning of period	4,143,500	15,511,195	15,623,836	6,182,259	-	-	12,303,527	3,046,972

Contract owners’ equity end of period	$16,972,583	$4,143,500	$7,758,763	$15,623,836	$240,194	$-	$9,008,769	$12,303,527

CHANGES IN UNITS:
Beginning units	290,550	1,121,366	1,262,452	508,881	-	-	1,143,294	291,655
Units purchased	1,027,833	1,398,846	537,924	1,817,783	24,355	-	1,475,921	1,999,207
Units redeemed	(88,242)	(2,229,662)	(1,155,446)	(1,064,212)	-	-	(1,764,054)	(1,147,568)

Ending units	1,230,141	290,550	644,930	1,262,452	24,355	-	855,161	1,143,294

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRF		TRF2		GBF		GBF2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,281	$2,195	$351	$-	$51,192	$7,738	$1,740	$-
Realized gain (loss) on investments	187,659	31,996	232	-	(89,369)	157,206	(2)	-
Change in unrealized gain (loss) on investments	(231,113)	186,665	1,428	-	(206,648)	(61,919)	(2,289)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,173)	220,856	2,011	-	(244,825)	103,025	(551)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,201,464	384,063	60,736	-	1,806,371	675,727	184,396	-
Transfers between funds	321,548	2,816,298	(5,004)	-	3,141,051	7,037,240	-	-
Redemptions (note 3)	(513,252)	(211,865)	-	-	(929,090)	(1,205,992)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(294)	(83)	-	-	(5,274)	(3,193)	-	-
Adjustments to maintain reserves	(6)	(770)	(5)	-	(107)	(121)	9	-

Net equity transactions	1,009,460	2,987,643	55,727	-	4,012,951	6,503,661	184,405	-

Net change in contract owners’ equity	970,287	3,208,499	57,738	-	3,768,126	6,606,686	183,854	-
Contract owners’ equity beginning of period	3,208,499	-	-	-	6,606,686	-	-	-

Contract owners’ equity end of period	$4,178,786	$3,208,499	$57,738	$-	$10,374,812	$6,606,686	$183,854	$-

CHANGES IN UNITS:
Beginning units	293,951	-	-	-	651,310	-	-	-
Units purchased	608,495	373,009	6,596	-	3,615,786	2,169,173	18,436	-
Units redeemed	(517,692)	(79,058)	(541)	-	(3,228,809)	(1,517,863)	-	-

Ending units	384,754	293,951	6,055	-	1,038,287	651,310	18,436	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	CAF2		GVIDA		NVDBL2		NVDCA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(12,911)	$(3,963)	$(8,436)	$28,779	$(5,654)	$15,135	$(4,716)	$39,146
Realized gain (loss) on investments	52,370	21,753	133,525	30,277	126,629	2,026	6,337	11,233
Change in unrealized gain (loss) on investments	(354,156)	50,168	(278,577)	157,738	(163,403)	18,452	(236,364)	2,827
Reinvested capital gains	300,493	-	-	-	53,825	6,646	144,923	23,054

Net increase (decrease) in contract owners’ equity resulting from operations	(14,204)	67,958	(153,488)	216,794	11,397	42,259	(89,820)	76,260

Equity transactions:
Purchase payments received from contract owners (note 3)	584,819	521,785	334,349	202,958	1,202,505	214,057	1,212,949	1,128,781
Transfers between funds	1,516,925	612,184	(284,465)	6,277,242	1,144,305	1,821,179	(1,476,218)	3,057,306
Redemptions (note 3)	(127,055)	(16,160)	(1,065,979)	(193,721)	(900,064)	(33,004)	(280,786)	(9,263)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,342)	-	(725)	(325)	(9,438)	-	(1,938)	-
Adjustments to maintain reserves	(24)	(49)	(28)	(39)	(40)	(48)	(77)	(765)

Net equity transactions	1,972,323	1,117,760	(1,016,848)	6,286,115	1,437,268	2,002,184	(546,070)	4,176,059

Net change in contract owners’ equity	1,958,119	1,185,718	(1,170,336)	6,502,909	1,448,665	2,044,443	(635,890)	4,252,319
Contract owners’ equity beginning of period	1,272,551	86,833	6,502,909	-	2,044,443	-	4,252,319	-

Contract owners’ equity end of period	$3,230,670	$1,272,551	$5,332,573	$6,502,909	$3,493,108	$2,044,443	$3,616,429	$4,252,319

CHANGES IN UNITS:
Beginning units	98,599	7,357	628,850	-	199,407	-	411,780	-
Units purchased	380,035	132,365	175,382	711,946	978,028	207,788	181,886	457,640
Units redeemed	(234,293)	(41,123)	(275,954)	(83,096)	(831,216)	(8,381)	(235,709)	(45,860)

Ending units	244,341	98,599	528,278	628,850	346,219	199,407	357,957	411,780

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDC		GVIDM		GVDMA		GVDMC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$13,588	$60,569	$289,664	$111,058	$32,941	$40,158	$49,759	$49,653
Realized gain (loss) on investments	(228,294)	3,205	91,978	54,521	86,119	34,413	(183,120)	121,973
Change in unrealized gain (loss) on investments	(311,445)	(208,130)	(2,050,278)	410,820	(473,754)	140,076	(598,520)	(86,625)
Reinvested capital gains	397,247	314,709	1,051,889	-	160,026	-	556,066	180,447

Net increase (decrease) in contract owners’ equity resulting from operations	(128,904)	170,353	(616,747)	576,399	(194,668)	214,647	(175,815)	265,448

Equity transactions:
Purchase payments received from contract owners (note 3)	5,502,346	1,805,261	17,542,818	1,157,952	3,740,185	523,825	3,674,481	462,202
Transfers between funds	(1,360,643)	10,533,817	5,582,873	18,376,557	344,983	7,528,829	176,372	9,744,925
Redemptions (note 3)	(2,943,295)	(2,573,775)	(3,008,511)	(1,801,707)	(1,030,433)	(836,647)	(1,074,403)	(786,787)
Annuity benefits	-	-	(5,028)	(3,365)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(14,025)	(1,859)	(3,706)	(4,375)	(506)	(501)	(5,216)	(189)
Adjustments to maintain reserves	(60)	(71)	(101)	4,204	(100)	(21)	(118)	(2,954)

Net equity transactions	1,184,323	9,763,373	20,108,345	17,729,266	3,054,129	7,215,485	2,771,116	9,417,197

Net change in contract owners’ equity	1,055,419	9,933,726	19,491,598	18,305,665	2,859,461	7,430,132	2,595,301	9,682,645
Contract owners’ equity beginning of period	9,933,726	-	18,305,665	-	7,430,132	-	9,682,645	-

Contract owners’ equity end of period	$10,989,145	$9,933,726	$37,797,263	$18,305,665	$10,289,593	$7,430,132	$12,277,946	$9,682,645

CHANGES IN UNITS:
Beginning units	978,369	-	1,768,302	-	719,794	-	944,676	-
Units purchased	744,877	1,503,218	3,032,607	2,052,034	552,316	832,479	842,640	1,405,359
Units redeemed	(626,450)	(524,849)	(1,077,901)	(283,732)	(253,371)	(112,685)	(569,911)	(460,683)

Ending units	1,096,796	978,369	3,723,008	1,768,302	1,018,739	719,794	1,217,405	944,676

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MCIF		SAM		NVMIG6		GVDIV2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,585	$-	$(1,359)	$(1,641)	$(51,685)	$23,632	$(19,030)	$22,013
Realized gain (loss) on investments	(348,478)	-	-	-	(220,793)	236,804	(115,381)	(45,664)
Change in unrealized gain (loss) on investments	(337,633)	-	-	-	(65,063)	(522,808)	(133,698)	(346,191)
Reinvested capital gains	278,600	-	-	-	217,814	154,938	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(405,926)	-	(1,359)	(1,641)	(119,727)	(107,434)	(268,109)	(369,842)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,457,552	-	-	99,481	826,921	942,531	504,935	455,369
Transfers between funds	1,912,180	-	-	99,532	265,360	(466,129)	58,450	3,871,006
Redemptions (note 3)	(146,392)	-	(46,248)	(159,705)	(521,563)	(518,780)	(420,652)	(301,479)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(58)	(50)	-	-	-	-
Contingent deferred sales charges (note 2)	(376)	-	-	-	(1,264)	(3,238)	(647)	(216)
Adjustments to maintain reserves	(49)	-	1	(4)	(104)	(107)	(169)	408

Net equity transactions	4,222,915	-	(46,305)	39,254	569,350	(45,723)	141,917	4,025,088

Net change in contract owners’ equity	3,816,989	-	(47,664)	37,613	449,623	(153,157)	(126,192)	3,655,246
Contract owners’ equity beginning of period	-	-	108,219	70,606	2,944,411	3,097,568	3,655,246	-

Contract owners’ equity end of period	$3,816,989	$-	$60,555	$108,219	$3,394,034	$2,944,411	$3,529,054	$3,655,246

CHANGES IN UNITS:
Beginning units	-	-	11,504	7,408	224,523	224,855	405,939	-
Units purchased	721,986	-	-	20,965	277,285	308,480	191,432	502,290
Units redeemed	(329,615)	-	(4,982)	(16,869)	(235,804)	(308,812)	(176,266)	(96,351)

Ending units	392,371	-	6,522	11,504	266,004	224,523	421,105	405,939

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMLG2		NVMLV2		NVMMG1		NVMMG2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(60,207)	$(45,960)	$(29,595)	$(19,895)	$(3,525)	$(3,728)	$(102,135)	$(48,824)
Realized gain (loss) on investments	(3,100)	361,430	(137,312)	403,747	10,471	22,861	(596,132)	(102,494)
Change in unrealized gain (loss) on investments	(266,147)	(279,296)	(711,920)	(409,053)	(46,154)	(48,855)	(508,490)	(406,857)
Reinvested capital gains	359,729	291,964	601,753	474,909	36,403	34,269	976,522	342,651

Net increase (decrease) in contract owners’ equity resulting from operations	30,275	328,138	(277,074)	449,708	(2,805)	4,547	(230,235)	(215,524)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,184,794	1,601,368	781,183	1,552,918	-	-	2,043,910	1,049,979
Transfers between funds	(431,894)	544,785	(606,944)	1,249,985	-	(25,000)	1,330,356	1,216,864
Redemptions (note 3)	(268,964)	(374,632)	(325,015)	(174,952)	(18,742)	(21,985)	(443,658)	(153,921)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,285)	(1,860)	(1,818)	(676)	-	-	(2,863)	(843)
Adjustments to maintain reserves	(66)	41	(95)	(114)	(21)	(47)	(145)	(123)

Net equity transactions	482,585	1,769,702	(152,689)	2,627,161	(18,763)	(47,032)	2,927,600	2,111,956

Net change in contract owners’ equity	512,860	2,097,840	(429,763)	3,076,869	(21,568)	(42,485)	2,697,365	1,896,432
Contract owners’ equity beginning of period	4,501,661	2,403,821	5,667,146	2,590,277	257,049	299,534	4,434,759	2,538,327

Contract owners’ equity end of period	$5,014,521	$4,501,661	$5,237,383	$5,667,146	$235,481	$257,049	$7,132,124	$4,434,759

CHANGES IN UNITS:
Beginning units	268,848	153,389	358,216	177,261	11,097	13,265	267,498	155,713
Units purchased	168,175	375,431	115,640	1,066,048	-	-	805,647	808,140
Units redeemed	(142,659)	(259,972)	(125,122)	(885,093)	(771)	(2,168)	(633,372)	(696,355)

Ending units	294,364	268,848	348,734	358,216	10,326	11,097	439,773	267,498

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMMV2		SCGF		SCGF2		SCVF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(21,633)	$4,535	$(44,242)	$(20,140)	$(534)	$-	$(35,212)	$(20,936)
Realized gain (loss) on investments	(510,861)	247,312	(244,968)	(39,076)	(69)	-	(157,228)	(20,969)
Change in unrealized gain (loss) on investments	(333,989)	(624,135)	(111,078)	(37,250)	(3,694)	-	(575,921)	(26,791)
Reinvested capital gains	601,091	1,251,663	347,481	265,989	1,803	-	423,676	292,184

Net increase (decrease) in contract owners’ equity resulting from operations	(265,392)	879,375	(52,807)	169,523	(2,494)	-	(344,685)	223,488

Equity transactions:
Purchase payments received from contract owners (note 3)	967,907	1,272,682	573,426	181,613	316,482	-	580,224	369,840
Transfers between funds	(2,648,179)	2,064,590	417,261	2,188,420	-	-	(846,881)	4,611,480
Redemptions (note 3)	(571,423)	(498,778)	(203,836)	(74,566)	-	-	(585,972)	(235,486)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,465)	(2,409)	(2,527)	(31)	-	-	(873)	(199)
Adjustments to maintain reserves	(131)	(66)	(65)	(274)	(3)	-	(95)	(87)

Net equity transactions	(2,256,291)	2,836,019	784,259	2,295,162	316,479	-	(853,597)	4,745,548

Net change in contract owners’ equity	(2,521,683)	3,715,394	731,452	2,464,685	313,985	-	(1,198,282)	4,969,036
Contract owners’ equity beginning of period	8,764,471	5,049,077	2,464,685	-	-	-	4,969,036	-

Contract owners’ equity end of period	$6,242,788	$8,764,471	$3,196,137	$2,464,685	$313,985	$-	$3,770,754	$4,969,036

CHANGES IN UNITS:
Beginning units	475,679	314,354	223,672	-	-	-	462,116	-
Units purchased	208,865	1,206,132	371,235	299,921	40,036	-	246,104	578,492
Units redeemed	(330,172)	(1,044,807)	(302,459)	(76,249)	(4,940)	-	(328,871)	(116,376)

Ending units	354,372	475,679	292,448	223,672	35,096	-	379,349	462,116

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCVF2		SCF		SCF2		MSBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$486	$-	$(32,945)	$(25,050)	$(47)	$-	$13,840	$53,940
Realized gain (loss) on investments	-	-	(141,954)	(208,924)	(2)	-	(186,906)	34,227
Change in unrealized gain (loss) on investments	(73)	-	(218,549)	(94,816)	(2,002)	-	(34,564)	(93,446)
Reinvested capital gains	-	-	310,832	500,313	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	413	-	(82,616)	171,523	(2,051)	-	(207,630)	(5,279)

Equity transactions:
Purchase payments received from contract owners (note 3)	227,923	-	166,246	342,063	116,931	-	973,929	800,394
Transfers between funds	-	-	(319,755)	2,965,010	-	-	252,049	2,491,666
Redemptions (note 3)	-	-	(320,647)	(124,500)	-	-	(382,604)	(88,261)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(1,249)	(234)	-	-	(1,820)	(9)
Adjustments to maintain reserves	(6)	-	(110)	(111)	7	-	(86)	(51)

Net equity transactions	227,917	-	(475,515)	3,182,228	116,938	-	841,468	3,203,739

Net change in contract owners’ equity	228,330	-	(558,131)	3,353,751	114,887	-	633,838	3,198,460
Contract owners’ equity beginning of period	-	-	3,353,751	-	-	-	3,639,274	440,814

Contract owners’ equity end of period	$228,330	$-	$2,795,620	$3,353,751	$114,887	$-	$4,273,112	$3,639,274

CHANGES IN UNITS:
Beginning units	-	-	320,570	-	-	-	372,253	46,071
Units purchased	32,776	-	65,656	515,404	12,554	-	720,415	535,715
Units redeemed	(8,019)	-	(111,937)	(194,834)	-	-	(635,934)	(209,533)

Ending units	24,757	-	274,289	320,570	12,554	-	456,734	372,253

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVSTB2		NVOLG2		NVTIV3		EIF2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$34,570	$(20,459)	$477	$-	$4,199	$-	$(171)	$-
Realized gain (loss) on investments	(76,971)	1,961	92	-	(12)	-	(7)	-
Change in unrealized gain (loss) on investments	(108,737)	(44,286)	619	-	(7,006)	-	(4,680)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(151,138)	(62,784)	1,188	-	(2,819)	-	(4,858)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,961,990	2,232,066	382,817	-	271,474	-	134,404	-
Transfers between funds	(1,815,425)	1,756,691	(1,794)	-	-	-	90,000	-
Redemptions (note 3)	(997,085)	(579,633)	(3,302)	-	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,986)	(784)	-	-	-	-	-	-
Adjustments to maintain reserves	(115)	(13)	5	-	(6)	-	(6)	-

Net equity transactions	(855,621)	3,408,327	377,726	-	271,468	-	224,398	-

Net change in contract owners’ equity	(1,006,759)	3,345,543	378,914	-	268,649	-	219,540	-
Contract owners’ equity beginning of period	10,060,290	6,714,747	-	-	-	-	-	-

Contract owners’ equity end of period	$9,053,531	$10,060,290	$378,914	$-	$268,649	$-	$219,540	$-

CHANGES IN UNITS:
Beginning units	1,017,668	670,646	-	-	-	-	-	-
Units purchased	753,722	1,250,748	39,054	-	41,793	-	23,928	-
Units redeemed	(842,675)	(903,726)	(512)	-	(11,591)	-	-	-

Ending units	928,715	1,017,668	38,542	-	30,202	-	23,928	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVRE2		NVMM2		NVLM2		NVLCA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$6,628	$80,821	$(3,387,837)	$(3,087,139)	$16,988	$6,151	$6,222	$(1,919)
Realized gain (loss) on investments	(42,161)	(933,242)	-	-	46,454	26,993	3,172	63,794
Change in unrealized gain (loss) on investments	(448,895)	90,467	-	-	(343,784)	(107,048)	(151,853)	(117,439)
Reinvested capital gains	246,065	1,021,844	-	-	81,755	64,444	73,536	55,367

Net increase (decrease) in contract owners’ equity resulting from operations	(238,363)	259,890	(3,387,837)	(3,087,139)	(198,587)	(9,460)	(68,923)	(197)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,065,301	576,961	109,109,120	98,669,021	501,348	3,170,666	597,432	942,883
Transfers between funds	(2,779,127)	3,708,460	(23,437,021)	13,537,632	(30,182)	178,423	(452,774)	151,324
Redemptions (note 3)	(220,965)	(196,736)	(70,239,471)	(51,647,961)	(208,418)	(75,191)	(123,380)	(278,868)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,067)	(257)	(461,438)	(194,940)	(13)	-	(1,808)	(14)
Adjustments to maintain reserves	(100)	(53)	(271)	(232)	(45)	(27)	(63)	(1)

Net equity transactions	(1,936,958)	4,088,375	14,970,919	60,363,520	262,690	3,273,871	19,407	815,324

Net change in contract owners’ equity	(2,175,321)	4,348,265	11,583,082	57,276,381	64,103	3,264,411	(49,516)	815,127
Contract owners’ equity beginning of period	4,493,910	145,645	206,063,496	148,787,115	6,027,930	2,763,519	1,632,666	817,539

Contract owners’ equity end of period	$2,318,589	$4,493,910	$217,646,578	$206,063,496	$6,092,033	$6,027,930	$1,583,150	$1,632,666

CHANGES IN UNITS:
Beginning units	380,236	15,642	22,120,520	15,784,398	520,306	239,471	136,378	69,366
Units purchased	652,579	892,513	210,942,301	194,611,134	66,886	300,560	55,805	113,639
Units redeemed	(821,475)	(527,919)	(209,357,322)	(188,275,012)	(44,306)	(19,725)	(53,519)	(46,627)

Ending units	211,340	380,236	23,705,499	22,120,520	542,886	520,306	138,664	136,378

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NCPG2		NCPGI2		IDPG2		IDPGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,857	$8,762	$(4,144)	$15,162	$4,691	$3,519	$6,757	$2,958
Realized gain (loss) on investments	(10,459)	8,010	(44,483)	5,474	873	594	(5,193)	1
Change in unrealized gain (loss) on investments	(106,348)	(34,236)	(38,985)	(40,134)	(69,308)	(135)	(30,860)	(4,803)
Reinvested capital gains	-	10,163	-	16,459	-	417	-	425

Net increase (decrease) in contract owners’ equity resulting from operations	(114,950)	(7,301)	(87,612)	(3,039)	(63,744)	4,395	(29,296)	(1,419)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,333,819	162,782	893,009	991,753	413,687	396,243	692,991	321,392
Transfers between funds	(37,849)	432,561	(136,354)	984	344,880	115,843	44,754	(21)
Redemptions (note 3)	(73,857)	(10,623)	(401,259)	(12,838)	(32,159)	(7,763)	(36,949)	(7,525)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,684)	-	(224)	-	-	-	(1,343)	-
Adjustments to maintain reserves	(16)	(7)	(23)	(27)	(23)	(3)	(19)	10

Net equity transactions	1,218,413	584,713	355,149	979,872	726,385	504,320	699,434	313,856

Net change in contract owners’ equity	1,103,463	577,412	267,537	976,833	662,641	508,715	670,138	312,437
Contract owners’ equity beginning of period	583,458	6,046	976,833	-	513,588	4,873	324,369	11,932

Contract owners’ equity end of period	$1,686,921	$583,458	$1,244,370	$976,833	$1,176,229	$513,588	$994,507	$324,369

CHANGES IN UNITS:
Beginning units	56,671	584	94,519	-	49,734	472	31,338	1,163
Units purchased	139,879	94,909	104,584	109,395	84,445	54,260	73,545	30,909
Units redeemed	(21,221)	(38,822)	(71,179)	(14,876)	(14,138)	(4,998)	(4,428)	(734)

Ending units	175,329	56,671	127,924	94,519	120,041	49,734	100,455	31,338

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVSIX2		GVEX1		NVMGA2		NBARMS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(6,395)	$-	$343,375	$-	$(855)	$-	$(2,627)	$-
Realized gain (loss) on investments	(499,726)	-	(718,994)	-	7	-	(17,339)	-
Change in unrealized gain (loss) on investments	(141,178)	-	(269,237)	-	(1,589)	-	(4,873)	-
Reinvested capital gains	268,644	-	188,742	-	-	-	2,939	-

Net increase (decrease) in contract owners’ equity resulting from operations	(378,655)	-	(456,114)	-	(2,437)	-	(21,900)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,339,563	-	11,206,621	-	304,606	-	200,597	-
Transfers between funds	1,797,420	-	19,147,267	-	646	-	809,982	-
Redemptions (note 3)	(89,549)	-	(708,583)	-	-	-	(626,197)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(512)	-	(2,795)	-	-	-	-	-
Adjustments to maintain reserves	(54)	-	(78)	-	4	-	-	-

Net equity transactions	3,046,868	-	29,642,432	-	305,256	-	384,382	-

Net change in contract owners’ equity	2,668,213	-	29,186,318	-	302,819	-	362,482	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$2,668,213	$-	$29,186,318	$-	$302,819	$-	$362,482	$-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	647,471	-	5,016,199	-	46,082	-	110,369	-
Units redeemed	(368,701)	-	(2,125,198)	-	(13,475)	-	(71,796)	-

Ending units	278,770	-	2,891,001	-	32,607	-	38,573	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NO7TB		NOVMH2		NOVPI2		NOTBBA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(21,995)	$(11,410)	$452,729	$(44,783)	$54,609	$166,074	$(212,644)	$(117,294)
Realized gain (loss) on investments	(68,808)	5,138	278,457	(24,159)	(231,017)	191,652	81,067	79,406
Change in unrealized gain (loss) on investments	(86,690)	(65,346)	(1,719,100)	293,134	(210,545)	(754,582)	(734,915)	(37,233)
Reinvested capital gains	-	3,121	-	-	-	155,571	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(177,493)	(68,497)	(987,914)	224,192	(386,953)	(241,285)	(866,492)	(75,121)

Equity transactions:
Purchase payments received from contract owners (note 3)	561,731	910,174	3,618,266	1,437,087	1,665,359	4,533,227	4,880,570	7,751,882
Transfers between funds	(313,413)	1,060,124	119,893	(303,050)	(1,837,211)	(6,828,684)	217,802	(2,163,734)
Redemptions (note 3)	(337,469)	(15,966)	(206,215)	(175,283)	(1,321,343)	(1,167,506)	(1,143,029)	(492,804)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8)	(7)	(2,009)	(4,386)	(17,805)	(5,280)	(210)	(192)
Adjustments to maintain reserves	(40)	(25)	(141)	(104)	(108)	(88)	(75)	(61)

Net equity transactions	(89,199)	1,954,300	3,529,794	954,264	(1,511,108)	(3,468,331)	3,955,058	5,095,091

Net change in contract owners’ equity	(266,692)	1,885,803	2,541,880	1,178,456	(1,898,061)	(3,709,616)	3,088,566	5,019,970
Contract owners’ equity beginning of period	1,885,803	-	3,664,471	2,486,015	10,392,864	14,102,480	15,673,245	10,653,275

Contract owners’ equity end of period	$1,619,111	$1,885,803	$6,206,351	$3,664,471	$8,494,803	$10,392,864	$18,761,811	$15,673,245

CHANGES IN UNITS:
Beginning units	189,690	-	352,793	253,002	1,016,921	1,343,033	1,627,839	1,102,338
Units purchased	89,564	232,945	595,178	192,237	224,655	896,380	866,881	1,309,117
Units redeemed	(100,708)	(43,255)	(297,704)	(92,446)	(374,749)	(1,222,492)	(451,799)	(783,616)

Ending units	178,546	189,690	650,267	352,793	866,827	1,016,921	2,042,921	1,627,839

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMUBA		PMVSTA		ALVBWB		ACVIG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$70,246	$(6,738)	$83	$-	$8,115	$9,224	$44,258	$-
Realized gain (loss) on investments	(20,412)	17,897	(3)	-	(97,115)	44,505	(195,917)	-
Change in unrealized gain (loss) on investments	(197,732)	(8,977)	(261)	-	(43,700)	(150,421)	(247,666)	-
Reinvested capital gains	1,008	-	72	-	138,860	203,668	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(146,890)	2,182	(109)	-	6,160	106,976	(399,325)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	798,576	2,162,806	149,625	-	6,146	113,620	1,127,635	-
Transfers between funds	(260,791)	2,147,745	-	-	(105,459)	977,914	8,929,778	-
Redemptions (note 3)	(256,307)	(820,913)	(1,037)	-	(210,253)	(567,910)	(211,206)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(100)	-	-	-	(100)	(3,687)	(1,470)	-
Adjustments to maintain reserves	(328)	(220)	(23)	-	(50)	(16)	(84)	-

Net equity transactions	281,050	3,489,418	148,565	-	(309,716)	519,921	9,844,653	-

Net change in contract owners’ equity	134,160	3,491,600	148,456	-	(303,556)	626,897	9,445,328	-
Contract owners’ equity beginning of period	3,767,064	275,464	-	-	1,884,398	1,257,501	-	-

Contract owners’ equity end of period	$3,901,224	$3,767,064	$148,456	$-	$1,580,842	$1,884,398	$9,445,328	$-

CHANGES IN UNITS:
Beginning units	374,575	27,734	-	-	153,152	107,843	-	-
Units purchased	265,888	706,408	15,063	-	42,715	143,133	1,338,378	-
Units redeemed	(239,043)	(359,567)	(104)	-	(67,070)	(97,824)	(315,651)	-

Ending units	401,420	374,575	14,959	-	128,797	153,152	1,022,727	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVIP2		ACVU1		ACVV		DVMCSS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$37,590	$(9,469)	$(5,019)	$-	$62,798	$-	$(25,217)	$(4,558)
Realized gain (loss) on investments	(70,045)	(542,169)	(661)	-	(123,101)	-	(130,137)	1,719
Change in unrealized gain (loss) on investments	(387,542)	392,255	(21,431)	-	(295,186)	-	(193,533)	9,226
Reinvested capital gains	-	163,231	-	-	-	-	220,448	-

Net increase (decrease) in contract owners’ equity resulting from operations	(419,997)	3,848	(27,111)	-	(355,489)	-	(128,439)	6,387

Equity transactions:
Purchase payments received from contract owners (note 3)	1,801,665	5,267,402	81	-	310,120	-	1,126,023	871,778
Transfers between funds	(745,068)	(593,943)	1,158,258	-	16,069,775	-	526,792	303,876
Redemptions (note 3)	(1,039,116)	(801,371)	(13,892)	-	(529,824)	-	(88,009)	(17,905)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,967)	(1,271)	(1)	-	(2,449)	-	(925)	(632)
Adjustments to maintain reserves	(166)	(148)	(16)	-	(69)	-	(45)	(37)

Net equity transactions	14,348	3,870,669	1,144,430	-	15,847,553	-	1,563,836	1,157,080

Net change in contract owners’ equity	(405,649)	3,874,517	1,117,319	-	15,492,064	-	1,435,397	1,163,467
Contract owners’ equity beginning of period	10,389,097	6,514,580	-	-	-	-	1,163,467	-

Contract owners’ equity end of period	$9,983,448	$10,389,097	$1,117,319	$-	$15,492,064	$-	$2,598,864	$1,163,467

CHANGES IN UNITS:
Beginning units	1,010,075	642,753	-	-	-	-	107,020	-
Units purchased	293,771	1,011,275	115,521	-	1,872,310	-	286,050	115,751
Units redeemed	(293,397)	(643,953)	(3,455)	-	(219,743)	-	(144,032)	(8,731)

Ending units	1,010,449	1,010,075	112,066	-	1,652,567	-	249,038	107,020

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FQB		FC2		FAM2		FB2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$130	$127	$(9,885)	$-	$(2,392)	$(2,746)	$1,298	$-
Realized gain (loss) on investments	1	2	(15,920)	-	(56,777)	194,617	81	-
Change in unrealized gain (loss) on investments	(209)	(3)	(266,895)	-	(95,102)	(212,121)	(2,815)	-
Reinvested capital gains	-	-	53,472	-	125,009	89,523	511	-

Net increase (decrease) in contract owners’ equity resulting from operations	(78)	126	(239,228)	-	(29,262)	69,273	(925)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	5,759	-	47,556	2,490	235,518	-
Transfers between funds	-	-	7,741,448	-	(85,052)	390,824	(4,912)	-
Redemptions (note 3)	-	-	(685,439)	-	(264,368)	(530,064)	(128)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(8)	(8)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(23)	-	(1,061)	-	-	-
Adjustments to maintain reserves	(11)	7	(30)	-	(48)	(68)	-	-

Net equity transactions	(19)	(1)	7,061,715	-	(302,973)	(136,818)	230,478	-

Net change in contract owners’ equity	(97)	125	6,822,487	-	(332,235)	(67,545)	229,553	-
Contract owners’ equity beginning of period	5,241	5,116	-	-	1,844,933	1,912,478	-	-

Contract owners’ equity end of period	$5,144	$5,241	$6,822,487	$-	$1,512,698	$1,844,933	$229,553	$-

CHANGES IN UNITS:
Beginning units	301	301	-	-	155,125	167,158	-	-
Units purchased	(1)	-	821,289	-	46,572	151,413	24,230	-
Units redeemed	-	-	(116,838)	-	(71,935)	(163,446)	(530)	-

Ending units	300	301	704,451	-	129,762	155,125	23,700	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FEI2		FG2		FHI2		FTVIS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$222,831	$-	$(227,250)	$-	$223,391	$-	$395,399	$365,580
Realized gain (loss) on investments	(188,972)	-	60,805	-	(98,979)	-	(644,818)	1,591
Change in unrealized gain (loss) on investments	(1,204,939)	-	1,198,479	-	(534,162)	-	(914,607)	(553,292)
Reinvested capital gains	75,414	-	29,309	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,095,666)	-	1,061,343	-	(409,750)	-	(1,164,026)	(186,121)

Equity transactions:
Purchase payments received from contract owners (note 3)	929,164	-	3,283,204	-	427,882	-	3,841,107	4,337,042
Transfers between funds	13,564,394	-	43,444,135	-	4,336,115	-	(2,774,620)	7,078,377
Redemptions (note 3)	(1,467,321)	-	(1,376,991)	-	(369,102)	-	(1,223,002)	(792,775)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(40,959)	-	(18,358)	-	(979)	-	(16,756)	(1,046)
Adjustments to maintain reserves	(92)	-	37	-	(16)	-	(160)	(132)

Net equity transactions	12,985,186	-	45,332,027	-	4,393,900	-	(173,431)	10,621,466

Net change in contract owners’ equity	11,889,520	-	46,393,370	-	3,984,150	-	(1,337,457)	10,435,345
Contract owners’ equity beginning of period	-	-	-	-	-	-	13,052,206	2,616,861

Contract owners’ equity end of period	$11,889,520	$-	$46,393,370	$-	$3,984,150	$-	$11,714,749	$13,052,206

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	1,200,924	248,403
Units purchased	1,935,332	-	5,099,158	-	1,095,075	-	724,422	2,136,470
Units redeemed	(653,480)	-	(580,050)	-	(657,272)	-	(743,352)	(1,183,949)

Ending units	1,281,852	-	4,519,108	-	437,803	-	1,181,994	1,200,924

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVMD2		FTVGI2		FTVFA2		SBVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$72,641	$31,714	$4,928	$-	$71,441	$82,614	$3,221	$8,644
Realized gain (loss) on investments	(132,468)	124,329	(21,235)	-	144,310	(403,689)	4,262	34,662
Change in unrealized gain (loss) on investments	(554,794)	(417,118)	(41,843)	-	(564,314)	353,639	(169,893)	251
Reinvested capital gains	295,540	253,853	1,148	-	7,310	4,807	79,573	148,678

Net increase (decrease) in contract owners’ equity resulting from operations	(319,081)	(7,222)	(57,002)	-	(341,253)	37,371	(82,837)	192,235

Equity transactions:
Purchase payments received from contract owners (note 3)	1,428,382	1,427,587	2,765,117	-	282,412	1,175,763	-	-
Transfers between funds	622,411	(1,653,734)	541,522	-	(1,983,748)	(886,044)	-	(99,530)
Redemptions (note 3)	(381,138)	(236,377)	(31,106)	-	(289,656)	(377,435)	(20,239)	(213,621)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(965)	(1,082)
Contingent deferred sales charges (note 2)	(3,167)	(3)	(29)	-	(65)	(282)	-	-
Adjustments to maintain reserves	(97)	(114)	(57)	-	(84)	(37)	1	(11)

Net equity transactions	1,666,391	(462,641)	3,275,447	-	(1,991,141)	(88,035)	(21,203)	(314,244)

Net change in contract owners’ equity	1,347,310	(469,863)	3,218,445	-	(2,332,394)	(50,664)	(104,040)	(122,009)
Contract owners’ equity beginning of period	3,991,939	4,461,802	-	-	6,223,331	6,273,995	2,016,515	2,138,524

Contract owners’ equity end of period	$5,339,249	$3,991,939	$3,218,445	$-	$3,890,937	$6,223,331	$1,912,475	$2,016,515

CHANGES IN UNITS:
Beginning units	336,122	390,390	-	-	435,151	444,351	142,858	167,040
Units purchased	275,342	439,180	395,682	-	37,792	192,874	-	-
Units redeemed	(137,847)	(493,448)	(53,284)	-	(178,861)	(202,074)	(1,533)	(24,182)

Ending units	473,617	336,122	342,398	-	294,082	435,151	141,325	142,858

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SBVSG2		LPWHY2		OVIGS		OVGSS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(187)	$-	$104,456	$(13,762)	$(607)	$-	$(7,219)	$(13,454)
Realized gain (loss) on investments	7	-	(110,958)	268,939	5	-	(370,835)	44,628
Change in unrealized gain (loss) on investments	73	-	(171,726)	156,563	2,742	-	(120,369)	(91,191)
Reinvested capital gains	560	-	-	-	-	-	372,613	89,626

Net increase (decrease) in contract owners’ equity resulting from operations	453	-	(178,228)	411,740	2,140	-	(125,810)	29,609

Equity transactions:
Purchase payments received from contract owners (note 3)	126,367	-	1,130,730	1,121,957	353,575	-	1,398,114	1,050,585
Transfers between funds	3,658	-	(403,577)	(13,087,872)	4,000	-	1,919,606	536,231
Redemptions (note 3)	(148)	-	(94,673)	(841,815)	-	-	(326,743)	(221,044)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(861)	(4,801)	-	-	(3,817)	(2,489)
Adjustments to maintain reserves	(3)	-	(67)	(92)	(3)	-	(70)	(45)

Net equity transactions	129,874	-	631,552	(12,812,623)	357,572	-	2,987,090	1,363,238

Net change in contract owners’ equity	130,327	-	453,324	(12,400,883)	359,712	-	2,861,280	1,392,847
Contract owners’ equity beginning of period	-	-	1,836,652	14,237,535	-	-	2,774,030	1,381,183

Contract owners’ equity end of period	$130,327	$-	$2,289,976	$1,836,652	$359,712	$-	$5,635,310	$2,774,030

CHANGES IN UNITS:
Beginning units	-	-	189,589	1,421,771	-	-	241,225	120,749
Units purchased	13,918	-	190,148	906,125	45,502	-	884,462	336,996
Units redeemed	(16)	-	(124,414)	(2,138,307)	(7,744)	-	(644,785)	(216,520)

Ending units	13,902	-	255,323	189,589	37,758	-	480,902	241,225

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVSCS		PMVAAD		PMVFAD		PMVLAD
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(817)	$-	$115,329	$410,310	$(2,154)	$13,958	$443,356	$(74,046)
Realized gain (loss) on investments	(52)	-	(554,292)	(166,337)	(163,861)	43,927	(83,237)	121,515
Change in unrealized gain (loss) on investments	(6,675)	-	(415,751)	(363,895)	(42,194)	(72,094)	(579,222)	(160,449)
Reinvested capital gains	-	-	-	-	4,697	5,941	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,544)	-	(854,714)	(119,922)	(203,512)	(8,268)	(219,103)	(112,980)

Equity transactions:
Purchase payments received from contract owners (note 3)	510,863	-	520,260	1,639,712	382,169	1,248,542	2,920,304	2,871,849
Transfers between funds	(15,438)	-	(3,292,460)	(64,843)	(332,438)	(822,457)	10,818,423	(1,891,554)
Redemptions (note 3)	(80)	-	(734,497)	(1,419,298)	(121,413)	(272,268)	(1,719,249)	(1,089,993)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(1,069)	(2,780)	(89)	(443)	(7,625)	(3,662)
Adjustments to maintain reserves	14	-	(73)	(131)	(168)	(111)	(1,759)	(450)

Net equity transactions	495,359	-	(3,507,839)	152,660	(71,939)	153,263	12,010,094	(113,810)

Net change in contract owners’ equity	487,815	-	(4,362,553)	32,738	(275,451)	144,995	11,790,991	(226,790)
Contract owners’ equity beginning of period	-	-	10,988,167	10,955,429	2,061,161	1,916,166	13,853,449	14,080,239

Contract owners’ equity end of period	$487,815	$-	$6,625,614	$10,988,167	$1,785,710	$2,061,161	$25,644,440	$13,853,449

CHANGES IN UNITS:
Beginning units	-	-	1,048,624	1,033,371	188,653	172,093	1,393,573	1,403,301
Units purchased	70,456	-	172,115	781,571	121,734	337,810	4,297,423	1,580,125
Units redeemed	(15,963)	-	(514,050)	(766,318)	(131,470)	(321,250)	(3,084,600)	(1,589,853)

Ending units	54,493	-	706,689	1,048,624	178,917	188,653	2,606,396	1,393,573

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVTRD		PMVRSD		PMVEBD		PMVGBD
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$629,425	$85,877	$45,519	$(25,837)	$121,571	$175,964	$13,532	$52,720
Realized gain (loss) on investments	(103,500)	(298,564)	(163,681)	(51,380)	(360,474)	(204,900)	(240,448)	(399,439)
Change in unrealized gain (loss) on investments	(947,216)	673,085	(390,018)	(418,254)	81,954	(69,312)	(156,499)	119,314
Reinvested capital gains	198,165	-	-	-	14,736	83,395	-	203,308

Net increase (decrease) in contract owners’ equity resulting from operations	(223,126)	460,398	(508,180)	(495,471)	(142,213)	(14,853)	(383,415)	(24,097)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,038,536	2,290,588	262,773	792,213	145,410	681,570	1,425,591	3,081,156
Transfers between funds	2,506,528	(5,487,733)	120,288	(254,892)	(1,439,527)	258,073	(1,001,883)	(747,316)
Redemptions (note 3)	(2,362,605)	(2,132,764)	(61,247)	(226,297)	(243,973)	(631,561)	(334,861)	(768,440)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,328)	(8,897)	(17)	(3,508)	(689)	(6,066)	(1,323)	(1,318)
Adjustments to maintain reserves	(2,420)	(1,182)	(76)	(82)	(481)	(332)	(492)	(438)

Net equity transactions	4,171,711	(5,339,988)	321,721	307,434	(1,539,260)	301,684	87,032	1,563,644

Net change in contract owners’ equity	3,948,585	(4,879,590)	(186,459)	(188,037)	(1,681,473)	286,831	(296,383)	1,539,547
Contract owners’ equity beginning of period	15,071,151	19,950,741	1,610,927	1,798,964	4,181,911	3,895,080	6,776,960	5,237,413

Contract owners’ equity end of period	$19,019,736	$15,071,151	$1,424,468	$1,610,927	$2,500,438	$4,181,911	$6,480,577	$6,776,960

CHANGES IN UNITS:
Beginning units	1,414,783	1,920,626	207,140	185,582	355,130	330,217	618,483	479,981
Units purchased	2,463,817	2,152,568	99,806	196,616	139,097	612,893	303,744	638,424
Units redeemed	(2,072,608)	(2,658,411)	(56,761)	(175,058)	(272,958)	(587,980)	(296,164)	(499,922)

Ending units	1,805,992	1,414,783	250,185	207,140	221,269	355,130	626,063	618,483

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVHYD		PIVEM2		PIHYB2		PVEIB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,092,808	$1,213,484	$18,514	$(9,428)	$15,824	$22,522	$(549)	$-
Realized gain (loss) on investments	(1,850,337)	(32,239)	(91,085)	(23,129)	(19,588)	(4,923)	17	-
Change in unrealized gain (loss) on investments	(710,489)	(539,192)	(153,171)	(91,466)	(32,935)	(52,996)	578	-
Reinvested capital gains	258,658	-	100,979	4,294	17,969	29,779	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,209,360)	642,053	(124,763)	(119,729)	(18,730)	(5,618)	46	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,239,605	2,151,744	21,870	4,604	3,152	24	489,680	-
Transfers between funds	6,721,575	(24,604,376)	17,898	(668,810)	(97,734)	(151,693)	-	-
Redemptions (note 3)	(3,795,982)	(4,117,868)	(33,980)	(17,314)	(109,669)	(30,719)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(20,525)	(17,860)	(1)	(16)	-	(94)	-	-
Adjustments to maintain reserves	(11,560)	3,594	(35)	(30)	(78)	(32)	(6)	-

Net equity transactions	4,133,113	(26,584,766)	5,752	(681,566)	(204,329)	(182,514)	489,674	-

Net change in contract owners’ equity	2,923,753	(25,942,713)	(119,011)	(801,295)	(223,059)	(188,132)	489,720	-
Contract owners’ equity beginning of period	14,193,525	40,136,238	594,884	1,396,179	619,568	807,700	-	-

Contract owners’ equity end of period	$17,117,278	$14,193,525	$475,873	$594,884	$396,509	$619,568	$489,720	$-

CHANGES IN UNITS:
Beginning units	1,105,129	3,173,122	77,131	156,684	45,927	59,331	-	-
Units purchased	7,212,594	5,171,781	81,586	361,346	236	637	70,959	-
Units redeemed	(6,942,282)	(7,239,774)	(84,635)	(440,899)	(13,898)	(14,041)	(18,843)	-

Ending units	1,375,441	1,105,129	74,082	77,131	32,265	45,927	52,116	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AVIE2		PROUSN		PROAHY		PROA30
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(48)	$-	$(36,153)	$(14,871)	$65,857	$2,518,932	$(25,929)	$(35,326)
Realized gain (loss) on investments	-	-	(641,770)	(558,465)	(2,331,119)	(2,369,880)	(324,966)	5,528
Change in unrealized gain (loss) on investments	1,109	-	2,768	14,426	(284,083)	(1,477,742)	16,818	(81,248)
Reinvested capital gains	-	-	-	-	1,145,686	1,094,952	118,619	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,061	-	(675,155)	(558,910)	(1,403,659)	(233,738)	(215,458)	(111,046)

Equity transactions:
Purchase payments received from contract owners (note 3)	79,972	-	33,859	33,740	2,832,663	2,124,063	406,025	329,636
Transfers between funds	-	-	803,233	805,976	4,649,230	(77,620,796)	1,034,909	(1,515,523)
Redemptions (note 3)	-	-	(274,133)	(164,344)	(7,482,191)	(7,996,643)	(387,215)	(41,611)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(6,211)	(8,555)	(17,162)	(57,998)	(4,404)	(86)
Adjustments to maintain reserves	9	-	(43)	(27)	(109)	(92)	(54)	(63)

Net equity transactions	79,981	-	556,705	666,790	(17,569)	(83,551,466)	1,049,261	(1,227,647)

Net change in contract owners’ equity	81,042	-	(118,450)	107,880	(1,421,228)	(83,785,204)	833,803	(1,338,693)
Contract owners’ equity beginning of period	-	-	535,542	427,662	7,265,745	91,050,949	1,382,202	2,720,895

Contract owners’ equity end of period	$81,042	$-	$417,092	$535,542	$5,844,517	$7,265,745	$2,216,005	$1,382,202

CHANGES IN UNITS:
Beginning units	-	-	473,189	238,140	536,044	6,759,648	139,150	264,312
Units purchased	15,109	-	117,351,283	32,601,531	10,781,635	9,161,420	1,627,128	2,471,023
Units redeemed	(6,373)	-	(117,318,750)	(32,366,482)	(10,879,480)	(15,385,024)	(1,515,659)	(2,596,185)

Ending units	8,736	-	505,722	473,189	438,199	536,044	250,619	139,150

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROBNK		PROBM		PROBR		PROBIO
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(17,974)	$(24,535)	$(15,542)	$(28,963)	$(20,853)	$(26,355)	$(157,475)	$(130,136)
Realized gain (loss) on investments	(46,866)	37,551	(177,035)	332,673	(781,426)	(657,661)	668,095	1,312,915
Change in unrealized gain (loss) on investments	(84,728)	(41,554)	(30,685)	(229,635)	68,601	(18,823)	(812,685)	(122,579)
Reinvested capital gains	-	-	-	-	-	-	359,599	419,243

Net increase (decrease) in contract owners’ equity resulting from operations	(149,568)	(28,538)	(223,262)	74,075	(733,678)	(702,839)	57,534	1,479,443

Equity transactions:
Purchase payments received from contract owners (note 3)	489,297	231,686	209,665	2,024,165	22,123	48,037	1,958,115	2,118,220
Transfers between funds	795,109	(523,737)	(767,787)	(2,248,769)	744,541	637,407	(6,497,616)	2,344,662
Redemptions (note 3)	(226,336)	(122,576)	(44,259)	(433,160)	(741,337)	(42,226)	(633,858)	(680,653)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,067)	(1,265)	(107)	(2,298)	(527)	(505)	(5,719)	(4,774)
Adjustments to maintain reserves	(67)	(49)	(40)	(77)	(38)	(43)	(194)	(129)

Net equity transactions	1,054,936	(415,941)	(602,528)	(660,139)	24,762	642,670	(5,179,272)	3,777,326

Net change in contract owners’ equity	905,368	(444,479)	(825,790)	(586,064)	(708,916)	(60,169)	(5,121,738)	5,256,769
Contract owners’ equity beginning of period	1,188,941	1,633,420	1,933,798	2,519,862	1,502,426	1,562,595	12,338,212	7,081,443

Contract owners’ equity end of period	$2,094,309	$1,188,941	$1,108,008	$1,933,798	$793,510	$1,502,426	$7,216,474	$12,338,212

CHANGES IN UNITS:
Beginning units	85,417	126,901	202,526	262,357	375,099	327,711	449,535	330,278
Units purchased	460,512	534,493	192,886	1,730,344	12,663,360	4,750,744	585,413	932,200
Units redeemed	(392,150)	(575,977)	(258,486)	(1,790,175)	(12,828,051)	(4,703,356)	(775,475)	(812,943)

Ending units	153,779	85,417	136,926	202,526	210,408	375,099	259,473	449,535

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROBL		PROCG		PROCS		PROEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(202,579)	$(233,469)	$(47,529)	$(27,976)	$(146,622)	$(46,841)	$8,314	$(101,360)
Realized gain (loss) on investments	(2,504,751)	923,278	275,149	264,478	(742,697)	89,858	(699,200)	(43,477)
Change in unrealized gain (loss) on investments	(165,545)	(182,080)	(349,647)	348,126	(495,612)	70,595	(20,811)	(35,336)
Reinvested capital gains	210,981	651,704	-	-	1,322,982	1,631	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,661,894)	1,159,433	(122,027)	584,628	(61,949)	115,243	(711,697)	(180,173)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,844,768	1,316,257	1,325,753	775,864	2,287,500	783,241	662,580	1,381,635
Transfers between funds	(9,978,567)	29,708,907	(3,177,266)	6,984,808	(5,140,084)	4,629,582	(738,002)	(828,211)
Redemptions (note 3)	(3,344,362)	(3,063,589)	(263,620)	(558,389)	(501,599)	(226,701)	(604,482)	(965,545)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,671)	(26,347)	(527)	(2,363)	(1,544)	(411)	(1,187)	(547)
Adjustments to maintain reserves	(87)	(4)	(144)	(69)	(154)	(104)	(72)	(95)

Net equity transactions	(11,485,919)	27,935,224	(2,115,804)	7,199,851	(3,355,881)	5,185,607	(681,163)	(412,763)

Net change in contract owners’ equity	(14,147,813)	29,094,657	(2,237,831)	7,784,479	(3,417,830)	5,300,850	(1,392,860)	(592,936)
Contract owners’ equity beginning of period	39,528,358	10,433,701	9,185,663	1,401,184	10,408,997	5,108,147	2,987,574	3,580,510

Contract owners’ equity end of period	$25,380,545	$39,528,358	$6,947,832	$9,185,663	$6,991,167	$10,408,997	$1,594,714	$2,987,574

CHANGES IN UNITS:
Beginning units	2,442,600	711,453	620,053	102,777	588,414	320,513	373,572	425,737
Units purchased	21,308,128	26,144,314	1,318,566	971,669	1,101,687	904,394	3,186,663	4,919,139
Units redeemed	(22,150,806)	(24,413,167)	(1,480,383)	(454,393)	(1,307,102)	(636,493)	(3,316,039)	(4,971,304)

Ending units	1,599,922	2,442,600	458,236	620,053	382,999	588,414	244,196	373,572

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROE30		PROFIN		PROHC		PROIND
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$111,499	$(15,167)	$(69,905)	$(45,691)	$(204,602)	$(127,503)	$(54,573)	$(50,813)
Realized gain (loss) on investments	(679,337)	(53,353)	(517,562)	453,662	1,317,965	1,194,029	(46,936)	501,933
Change in unrealized gain (loss) on investments	(82,680)	(380,672)	(159,497)	(30,064)	(883,993)	518,321	(318,398)	(487,390)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(650,518)	(449,192)	(746,964)	377,907	229,370	1,584,847	(419,907)	(36,270)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,037,294	1,055,000	951,105	814,796	3,942,230	2,565,944	743,178	622,207
Transfers between funds	1,120,619	(1,230,404)	7,990,136	805,040	(5,436,447)	4,368,007	3,834,891	(3,987,941)
Redemptions (note 3)	(542,931)	(269,292)	(256,635)	(291,893)	(1,040,632)	(1,215,396)	(456,037)	(261,289)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,330)	(1,345)	(1,253)	(2,955)	(5,850)	(24,319)	(4,676)	(887)
Adjustments to maintain reserves	(39)	(92)	(151)	(30)	(115)	(106)	(33)	(51)

Net equity transactions	1,613,613	(446,133)	8,683,202	1,324,958	(2,540,814)	5,694,130	4,117,323	(3,627,961)

Net change in contract owners’ equity	963,095	(895,325)	7,936,238	1,702,865	(2,311,444)	7,278,977	3,697,416	(3,664,231)
Contract owners’ equity beginning of period	3,183,952	4,079,277	3,480,598	1,777,733	13,490,662	6,211,685	3,536,581	7,200,812

Contract owners’ equity end of period	$4,147,047	$3,183,952	$11,416,836	$3,480,598	$11,179,218	$13,490,662	$7,233,997	$3,536,581

CHANGES IN UNITS:
Beginning units	271,242	314,135	237,817	135,152	727,943	407,435	251,139	532,485
Units purchased	1,113,407	1,239,031	1,670,389	955,714	1,037,477	1,465,722	1,051,445	433,244
Units redeemed	(979,972)	(1,281,924)	(1,107,193)	(853,049)	(1,182,148)	(1,145,214)	(762,136)	(714,590)

Ending units	404,677	271,242	801,013	237,817	583,272	727,943	540,448	251,139

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROINT		PRONET		PROJP		PRON
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(78,439)	$(53,573)	$(80,635)	$(43,788)	$(72,774)	$(41,305)	$(133,244)	$(119,662)
Realized gain (loss) on investments	(187,362)	(392,718)	281,155	(73,865)	(177,372)	(1,418,320)	(621,985)	1,125,351
Change in unrealized gain (loss) on investments	(20,539)	(239,829)	109,558	(159,051)	(281,372)	(76,489)	(77,091)	(269,598)
Reinvested capital gains	-	363,217	324,778	155,349	-	1,231,498	675,205	350,423

Net increase (decrease) in contract owners’ equity resulting from operations	(286,340)	(322,903)	634,856	(121,355)	(531,518)	(304,616)	(157,115)	1,086,514

Equity transactions:
Purchase payments received from contract owners (note 3)	433,920	286,308	1,017,846	1,155,258	747,032	61,195	1,436,733	1,045,909
Transfers between funds	603,104	(2,149,453)	3,653,737	(2,040,416)	1,827,924	(1,671,586)	(1,999,946)	7,013,128
Redemptions (note 3)	(915,129)	(271,974)	(528,150)	(307,614)	(747,894)	(181,930)	(2,044,713)	(1,778,433)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,847)	(2)	(1,512)	(1,170)	(1,293)	(1,431)	(39,895)	(10,233)
Adjustments to maintain reserves	(64)	(47)	(34)	(44)	(81)	(98)	(64)	(200)

Net equity transactions	113,984	(2,135,168)	4,141,887	(1,193,986)	1,825,688	(1,793,850)	(2,647,885)	6,270,171

Net change in contract owners’ equity	(172,356)	(2,458,071)	4,776,743	(1,315,341)	1,294,170	(2,098,466)	(2,805,000)	7,356,685
Contract owners’ equity beginning of period	2,237,707	4,695,778	1,950,007	3,265,348	1,732,082	3,830,548	17,742,745	10,386,060

Contract owners’ equity end of period	$2,065,351	$2,237,707	$6,726,750	$1,950,007	$3,026,252	$1,732,082	$14,937,745	$17,742,745

CHANGES IN UNITS:
Beginning units	200,598	383,339	131,448	219,621	134,742	303,478	940,882	634,252
Units purchased	2,170,257	719,213	971,706	512,236	917,077	1,075,734	6,539,276	8,168,604
Units redeemed	(2,177,730)	(901,954)	(720,157)	(600,409)	(825,094)	(1,244,470)	(6,732,402)	(7,861,974)

Ending units	193,125	200,598	382,997	131,448	226,725	134,742	747,756	940,882

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROOG		PROPHR		PROPM		PRORE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(122,760)	$(68,696)	$(54,752)	$(33,926)	$(30,681)	$(39,542)	$(50,174)	$13,688
Realized gain (loss) on investments	(1,804,692)	(95,127)	(161,982)	402,601	(621,091)	(636,649)	146,075	511,256
Change in unrealized gain (loss) on investments	(2,491,272)	(1,306,723)	(173,602)	10,202	(89,451)	34,481	(141,496)	299,842
Reinvested capital gains	1,031,923	477,309	161,170	126,265	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,386,801)	(993,237)	(229,166)	505,142	(741,223)	(641,710)	(45,595)	824,786

Equity transactions:
Purchase payments received from contract owners (note 3)	1,771,422	1,931,336	840,349	696,420	291,652	293,380	1,272,461	1,281,840
Transfers between funds	2,501,185	6,073,555	(138,140)	329,208	384,563	329,492	1,500,167	3,012,943
Redemptions (note 3)	(814,543)	(359,087)	(541,100)	(399,304)	(139,550)	(230,297)	(1,108,884)	(457,898)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,166)	(3,218)	(3,029)	(5,117)	(603)	(5,377)	(35,939)	(6,206)
Adjustments to maintain reserves	(81)	(92)	(72)	(172)	(67)	(94)	(143)	(97)

Net equity transactions	3,444,817	7,642,494	158,008	621,035	535,995	387,104	1,627,662	3,830,582

Net change in contract owners’ equity	58,016	6,649,257	(71,158)	1,126,177	(205,228)	(254,606)	1,582,067	4,655,368
Contract owners’ equity beginning of period	10,659,196	4,009,939	4,274,560	3,148,383	1,943,549	2,198,155	6,623,469	1,968,101

Contract owners’ equity end of period	$10,717,212	$10,659,196	$4,203,402	$4,274,560	$1,738,321	$1,943,549	$8,205,536	$6,623,469

CHANGES IN UNITS:
Beginning units	886,429	290,843	246,310	212,949	608,583	516,611	510,356	186,742
Units purchased	1,057,728	1,324,750	851,825	949,218	3,202,484	3,220,047	1,435,776	1,414,670
Units redeemed	(758,814)	(729,164)	(862,339)	(915,857)	(2,982,229)	(3,128,075)	(1,304,848)	(1,091,056)

Ending units	1,185,343	886,429	235,796	246,310	828,838	608,583	641,284	510,356

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PRORRO		PROSCN		PROSEM		PROSIN
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(11,234)	$(22,791)	$(19,078)	$(29,098)	$(11,302)	$(3,318)	$(6,893)	$(10,316)
Realized gain (loss) on investments	(45,299)	(533,386)	(127,533)	416,811	14,290	(113,557)	(64,502)	(2,773)
Change in unrealized gain (loss) on investments	19,801	(42,452)	(151,468)	216,213	6,210	3,317	(652)	27,926
Reinvested capital gains	-	-	36,484	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,732)	(598,629)	(261,595)	603,926	9,198	(113,558)	(72,047)	14,837

Equity transactions:
Purchase payments received from contract owners (note 3)	26,952	29,935	120,382	1,175,866	598,948	2,788	755,430	69,557
Transfers between funds	(33,985)	(996,406)	(3,767,350)	3,670,481	246,537	(68,451)	(119,297)	(126,832)
Redemptions (note 3)	(82,883)	(134,017)	(110,772)	(358,014)	(676,980)	(36,813)	(738,239)	(30,921)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,590)	(2,406)	(42)	(1,796)	(1,035)	(39)	(6)	(222)
Adjustments to maintain reserves	(57)	(40)	(34)	(69)	(39)	(26)	(4,995)	(23)

Net equity transactions	(91,563)	(1,102,934)	(3,757,816)	4,486,468	167,431	(102,541)	(107,107)	(88,441)

Net change in contract owners’ equity	(128,295)	(1,701,563)	(4,019,411)	5,090,394	176,629	(216,099)	(179,154)	(73,604)
Contract owners’ equity beginning of period	614,204	2,315,767	5,387,504	297,110	46,252	262,351	442,228	515,832

Contract owners’ equity end of period	$485,909	$614,204	$1,368,093	$5,387,504	$222,881	$46,252	$263,074	$442,228

CHANGES IN UNITS:
Beginning units	157,991	406,251	371,556	27,132	6,375	33,825	85,409	99,808
Units purchased	5,911,996	6,538,814	543,753	1,009,027	2,154,406	761,874	1,122,455	902,507
Units redeemed	(5,941,077)	(6,787,074)	(816,667)	(664,603)	(2,132,602)	(789,324)	(1,155,444)	(916,906)

Ending units	128,910	157,991	98,642	371,556	28,179	6,375	52,420	85,409

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROSN		PROTEC		PROTEL		PROGVP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(9,570)	$(10,003)	$(81,996)	$(88,202)	$87,861	$20,570	$(58,619)	$(40,294)
Realized gain (loss) on investments	(351,663)	(397,414)	(203,909)	697,907	(79,670)	(10,985)	(254,963)	801,635
Change in unrealized gain (loss) on investments	(2,407)	10,104	(150,914)	(124,064)	24,480	(17,724)	(32,250)	42,051
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(363,640)	(397,313)	(436,819)	485,641	32,671	(8,139)	(345,832)	803,392

Equity transactions:
Purchase payments received from contract owners (note 3)	21,913	47,201	1,336,365	1,760,647	448,215	108,196	737,589	208,390
Transfers between funds	180,836	348,080	1,492,984	(154,013)	(591,616)	113,707	1,767,146	272,688
Redemptions (note 3)	(61,911)	(38,497)	(301,955)	(276,737)	(91,092)	(55,057)	(1,078,811)	(338,103)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(62)	(901)	(4,262)	(2,811)	(284)	(861)	(24,938)	(713)
Adjustments to maintain reserves	(19)	(18)	(130)	(55)	(45)	(7)	(118)	79

Net equity transactions	140,757	355,865	2,523,002	1,327,031	(234,822)	165,978	1,400,868	142,341

Net change in contract owners’ equity	(222,883)	(41,448)	2,086,183	1,812,672	(202,151)	157,839	1,055,036	945,733
Contract owners’ equity beginning of period	381,614	423,062	5,892,607	4,079,935	570,687	412,848	2,539,122	1,593,389

Contract owners’ equity end of period	$158,731	$381,614	$7,978,790	$5,892,607	$368,536	$570,687	$3,594,158	$2,539,122

CHANGES IN UNITS:
Beginning units	114,259	100,893	410,320	329,911	47,871	34,300	161,162	135,761
Units purchased	7,594,783	4,039,454	1,319,606	1,316,383	919,100	194,448	2,977,347	3,118,971
Units redeemed	(7,654,620)	(4,026,088)	(1,179,624)	(1,235,974)	(935,986)	(180,877)	(2,891,845)	(3,093,570)

Ending units	54,422	114,259	550,302	410,320	30,985	47,871	246,664	161,162

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PROUN		PROUTL		RVMFU		RSRF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(100,843)	$(61,890)	$(3,596)	$30,832	$21,367	$(50,210)	$(117,251)	$(118,360)
Realized gain (loss) on investments	(809)	1,536,139	(619,653)	718,956	200,377	183,710	524,937	476,304
Change in unrealized gain (loss) on investments	(11,353)	(86,427)	(143,451)	166,268	(764,571)	289,461	(438,723)	(278,444)
Reinvested capital gains	928,260	-	13,477	-	124,819	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	815,255	1,387,822	(753,223)	916,056	(418,008)	422,961	(31,037)	79,500

Equity transactions:
Purchase payments received from contract owners (note 3)	198,746	158,718	1,092,392	2,212,820	1,783,334	462,837	1,143,846	1,043,890
Transfers between funds	(3,680,234)	(2,679,074)	(2,656,677)	1,350,289	3,165,201	(279,679)	2,922,967	492,564
Redemptions (note 3)	(764,823)	(633,780)	(380,983)	(439,976)	(529,695)	(396,432)	(947,448)	(1,785,375)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,362)	(8,663)	(4,868)	(5,197)	(2,179)	(5,979)	(1,717)	(802)
Adjustments to maintain reserves	(118)	(70)	(74)	(110)	(163)	(148)	(102)	(156)

Net equity transactions	(4,252,791)	(3,162,869)	(1,950,210)	3,117,826	4,416,498	(219,401)	3,117,546	(249,879)

Net change in contract owners’ equity	(3,437,536)	(1,775,047)	(2,703,433)	4,033,882	3,998,490	203,560	3,086,509	(170,379)
Contract owners’ equity beginning of period	6,287,569	8,062,616	5,370,466	1,336,584	3,359,616	3,156,056	7,808,046	7,978,425

Contract owners’ equity end of period	$2,850,033	$6,287,569	$2,667,033	$5,370,466	$7,358,106	$3,359,616	$10,894,555	$7,808,046

CHANGES IN UNITS:
Beginning units	184,912	312,708	364,675	112,703	439,704	454,481	546,015	564,715
Units purchased	4,683,888	2,882,811	1,101,644	1,548,714	1,290,597	504,463	402,691	187,330
Units redeemed	(4,794,921)	(3,010,607)	(1,269,284)	(1,296,742)	(738,966)	(519,240)	(172,611)	(206,030)

Ending units	73,879	184,912	197,035	364,675	991,335	439,704	776,095	546,015

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVAMR		RBKF		RBMF		RVBER
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(90,442)	$(182,501)	$(44,048)	$(1,416)	$(43,071)	$82,589	$(82,395)	$(85,966)
Realized gain (loss) on investments	538,145	903,628	(748,712)	(32,725)	(605,125)	(184,128)	184,899	420,196
Change in unrealized gain (loss) on investments	(2,599,487)	(1,609,481)	131,232	(256,330)	118,964	(449,668)	(720,982)	(1,361,247)
Reinvested capital gains	914,167	1,119,869	-	282,260	-	285,531	76,743	1,114,760

Net increase (decrease) in contract owners’ equity resulting from operations	(1,237,617)	231,515	(661,528)	(8,211)	(529,232)	(265,676)	(541,735)	87,743

Equity transactions:
Purchase payments received from contract owners (note 3)	1,146,007	2,347,668	934,415	200,691	253,269	306,490	487,417	1,162,708
Transfers between funds	893,678	83,767	1,864,268	355,020	(886,675)	(741,916)	207,459	1,891,508
Redemptions (note 3)	(1,868,203)	(1,667,590)	(975,830)	(231,395)	(340,298)	(588,404)	(948,827)	(728,084)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,276)	(15,377)	(694)	(1,130)	(1,793)	(4,096)	(8,742)	(9,388)
Adjustments to maintain reserves	(120)	(51)	(84)	(86)	(94)	(51)	(66)	(100)

Net equity transactions	161,086	748,417	1,822,075	323,100	(975,591)	(1,027,977)	(262,759)	2,316,644

Net change in contract owners’ equity	(1,076,531)	979,932	1,160,547	314,889	(1,504,823)	(1,293,653)	(804,494)	2,404,387
Contract owners’ equity beginning of period	15,543,695	14,563,763	1,926,493	1,611,604	3,602,338	4,895,991	9,985,356	7,580,969

Contract owners’ equity end of period	$14,467,164	$15,543,695	$3,087,040	$1,926,493	$2,097,515	$3,602,338	$9,180,862	$9,985,356

CHANGES IN UNITS:
Beginning units	1,249,764	1,198,793	233,270	196,923	167,362	218,828	878,354	677,455
Units purchased	287,241	463,243	2,835,255	1,235,632	272,849	842,929	122,577	399,379
Units redeemed	(279,425)	(412,272)	(2,664,282)	(1,199,285)	(321,700)	(894,395)	(146,934)	(198,480)

Ending units	1,257,580	1,249,764	404,243	233,270	118,511	167,362	853,997	878,354

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RBF		RVCLR		RVCMD		RCPF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(285,382)	$(165,338)	$(99,232)	$(178,564)	$(31,977)	$(45,199)	$(90,695)	$(60,102)
Realized gain (loss) on investments	943,755	1,836,024	(37,572)	452,119	(1,402,629)	(29,757)	(173,256)	636,170
Change in unrealized gain (loss) on investments	(3,081,102)	850,613	(1,314,527)	(1,251,752)	563,628	(1,085,189)	479,428	(324,965)
Reinvested capital gains	-	-	116,862	946,978	-	-	311,938	592,993

Net increase (decrease) in contract owners’ equity resulting from operations	(2,422,729)	2,521,299	(1,334,469)	(31,219)	(870,978)	(1,160,145)	527,415	844,096

Equity transactions:
Purchase payments received from contract owners (note 3)	2,297,136	1,593,534	463,047	1,332,281	263,690	441,233	911,403	591,924
Transfers between funds	3,075,703	1,511,793	2,521,935	7,644,059	(49,180)	505,453	6,692,022	330,257
Redemptions (note 3)	(2,091,704)	(1,434,291)	(3,283,583)	(1,685,507)	(275,195)	(524,800)	(851,338)	(776,331)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(42,526)	(1,204)	(8,007)	(5,955)	(376)	(453)	(2,583)	(1,940)
Adjustments to maintain reserves	(288)	(22)	(51)	(87)	(103)	(6)	(145)	(112)

Net equity transactions	3,238,321	1,669,810	(306,659)	7,284,791	(61,164)	421,427	6,749,359	143,798

Net change in contract owners’ equity	815,592	4,191,109	(1,641,128)	7,253,572	(932,142)	(738,718)	7,276,774	987,894
Contract owners’ equity beginning of period	13,717,417	9,526,308	22,412,265	15,158,693	2,425,031	3,163,749	8,838,889	7,850,995

Contract owners’ equity end of period	$14,533,009	$13,717,417	$20,771,137	$22,412,265	$1,492,889	$2,425,031	$16,115,663	$8,838,889

CHANGES IN UNITS:
Beginning units	458,541	412,742	2,024,648	1,377,640	809,296	679,934	317,791	312,694
Units purchased	1,498,775	1,278,704	824,153	1,063,481	1,251,843	1,022,890	1,108,407	818,213
Units redeemed	(1,504,126)	(1,232,905)	(862,646)	(416,473)	(1,296,828)	(893,528)	(873,066)	(813,116)

Ending units	453,190	458,541	1,986,155	2,024,648	764,311	809,296	553,132	317,791

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVLDD		RELF		RESF		RLCE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(102,815)	$(123,645)	$(59,972)	$(51,654)	$(123,378)	$(138,574)	$(2,102)	$(12,816)
Realized gain (loss) on investments	(1,503,879)	(464,875)	(19,616)	406,145	(5,043,608)	(2,709,752)	(160,990)	(539,005)
Change in unrealized gain (loss) on investments	167,326	(978,760)	(216,804)	117,739	1,116,412	(3,076,318)	52,582	(215,115)
Reinvested capital gains	1,334,318	2,795,138	-	-	-	1,268,083	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(105,050)	1,227,858	(296,392)	472,230	(4,050,574)	(4,656,561)	(110,510)	(766,936)

Equity transactions:
Purchase payments received from contract owners (note 3)	188,314	186,650	246,231	176,778	638,257	903,685	130,974	230,633
Transfers between funds	6,000,936	(5,262,357)	(163,078)	2,396,175	903,634	8,206,991	(154,623)	(4,865,262)
Redemptions (note 3)	(681,258)	(1,679,286)	(463,326)	(718,868)	(721,793)	(1,011,847)	(191,489)	(317,148)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,443)	(13,523)	(851)	(881)	(7,625)	(2,082)	(198)	(1,687)
Adjustments to maintain reserves	22	(145)	(96)	(93)	(141)	(148)	(57)	(21)

Net equity transactions	5,505,571	(6,768,661)	(381,120)	1,853,111	812,332	8,096,599	(215,393)	(4,953,485)

Net change in contract owners’ equity	5,400,521	(5,540,803)	(677,512)	2,325,341	(3,238,242)	3,440,038	(325,903)	(5,720,421)
Contract owners’ equity beginning of period	9,586,358	15,127,161	4,465,554	2,140,213	11,202,901	7,762,863	1,362,829	7,083,250

Contract owners’ equity end of period	$14,986,879	$9,586,358	$3,788,042	$4,465,554	$7,964,659	$11,202,901	$1,036,926	$1,362,829

CHANGES IN UNITS:
Beginning units	484,688	860,829	400,386	234,202	552,521	261,356	134,608	598,527
Units purchased	5,636,609	4,355,011	1,234,745	1,785,566	1,069,914	1,486,298	958,308	1,525,609
Units redeemed	(5,321,083)	(4,731,152)	(1,299,968)	(1,619,382)	(1,024,636)	(1,195,133)	(984,222)	(1,989,528)

Ending units	800,214	484,688	335,163	400,386	597,799	552,521	108,694	134,608

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RFSF		RUGB		RHCF		RINF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(78,063)	$(50,845)	$(62,204)	$(63,722)	$(386,702)	$(217,257)	$(59,479)	$(77,905)
Realized gain (loss) on investments	201,786	443,330	(1,669,150)	2,681,373	249,842	2,777,411	(974,585)	349,470
Change in unrealized gain (loss) on investments	(587,990)	198,643	(482,429)	746,859	(2,299,673)	(378,502)	375,263	(841,487)
Reinvested capital gains	-	-	2,456,442	-	525,054	672,639	819,901	381,276

Net increase (decrease) in contract owners’ equity resulting from operations	(464,267)	591,128	242,659	3,364,510	(1,911,479)	2,854,291	161,100	(188,646)

Equity transactions:
Purchase payments received from contract owners (note 3)	462,132	524,826	2,901,612	1,754,492	3,618,456	2,620,249	258,406	226,462
Transfers between funds	773,749	1,886,535	(3,731,345)	5,225,324	1,258,183	1,977,162	2,452,016	(3,795,674)
Redemptions (note 3)	(929,916)	(539,411)	(3,258,869)	(3,291,520)	(2,867,922)	(1,634,829)	(430,823)	(868,092)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(33,779)	(1,014)	(13,797)	(9,222)	(45,916)	(6,575)	(3,382)	(997)
Adjustments to maintain reserves	(58)	(176)	(2,393)	10,862	(1,952)	(2,145)	(76)	(66)

Net equity transactions	272,128	1,870,760	(4,104,792)	3,689,936	1,960,849	2,953,862	2,276,141	(4,438,367)

Net change in contract owners’ equity	(192,139)	2,461,888	(3,862,133)	7,054,446	49,370	5,808,153	2,437,241	(4,627,013)
Contract owners’ equity beginning of period	7,747,716	5,285,828	12,309,884	5,255,438	19,314,052	13,505,899	3,583,436	8,210,449

Contract owners’ equity end of period	$7,555,577	$7,747,716	$8,447,751	$12,309,884	$19,363,422	$19,314,052	$6,020,677	$3,583,436

CHANGES IN UNITS:
Beginning units	671,332	505,938	621,779	349,681	818,470	702,990	134,520	310,691
Units purchased	631,718	1,335,694	8,486,892	12,639,851	2,003,159	1,801,445	718,823	568,050
Units redeemed	(609,228)	(1,170,300)	(8,652,484)	(12,367,753)	(2,023,428)	(1,685,965)	(638,557)	(744,221)

Ending units	693,822	671,332	456,187	621,779	798,201	818,470	214,786	134,520

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVIDD		RJNF		RVIMC		RAF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(45,989)	$(35,499)	$(39,858)	$(67,471)	$(12,978)	$(12,622)	$(11,457)	$(12,036)
Realized gain (loss) on investments	(1,137,698)	(498,686)	(138,387)	(2,210,303)	(55,419)	(80,672)	(226,320)	(283,602)
Change in unrealized gain (loss) on investments	43,916	85,278	10,645	(68,121)	46,282	(16,193)	1,673	14,251
Reinvested capital gains	-	-	-	247,206	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,139,771)	(448,907)	(167,600)	(2,098,689)	(22,115)	(109,487)	(236,104)	(281,387)

Equity transactions:
Purchase payments received from contract owners (note 3)	538,013	(205,682)	(297,020)	453,448	60,714	108,837	105,132	86,355
Transfers between funds	1,875,890	498,724	217,487	(7,274,985)	(265,913)	51,497	126,755	63,115
Redemptions (note 3)	(804,438)	(102,492)	(220,103)	(1,081,474)	(57,307)	(46,515)	(87,619)	(65,140)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16,717)	(2,632)	(1,186)	(3,232)	(238)	(215)	(1,952)	(103)
Adjustments to maintain reserves	(2,209)	269,624	14	(76)	(43)	(31)	(48)	(45)

Net equity transactions	1,590,539	457,542	(300,808)	(7,906,319)	(262,787)	113,573	142,268	84,182

Net change in contract owners’ equity	450,768	8,635	(468,408)	(10,005,008)	(284,902)	4,086	(93,836)	(197,205)
Contract owners’ equity beginning of period	1,661,317	1,652,682	2,388,554	12,393,562	698,292	694,206	392,180	589,385

Contract owners’ equity end of period	$2,112,085	$1,661,317	$1,920,146	$2,388,554	$413,390	$698,292	$298,344	$392,180

CHANGES IN UNITS:
Beginning units	1,996,596	1,540,494	798,202	2,866,211	351,637	298,812	321,838	399,140
Units purchased	142,758,314	72,642,968	14,006,451	24,476,066	1,466,444	3,137,046	9,495,243	12,515,058
Units redeemed	(141,960,475)	(72,186,866)	(14,140,237)	(26,544,075)	(1,609,637)	(3,084,221)	(9,498,424)	(12,592,360)

Ending units	2,794,435	1,996,596	664,416	798,202	208,444	351,637	318,657	321,838

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVISC		RUF		RLCJ		RLF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(24,329)	$(29,366)	$(42,303)	$(41,984)	$(26,017)	$(18,072)	$(71,084)	$(58,826)
Realized gain (loss) on investments	(21,459)	(135,495)	(356,856)	(716,385)	(348,044)	(789,422)	(759,865)	701,351
Change in unrealized gain (loss) on investments	14,703	12,918	2,535	25,376	319,957	(406,155)	(125,470)	(1,130,567)
Reinvested capital gains	-	-	-	-	-	703,066	796,253	707,576

Net increase (decrease) in contract owners’ equity resulting from operations	(31,085)	(151,943)	(396,624)	(732,993)	(54,104)	(510,583)	(160,166)	219,534

Equity transactions:
Purchase payments received from contract owners (note 3)	852,072	136,950	1,112,657	119,696	308,384	14,394	310,436	263,234
Transfers between funds	2,113,014	134,389	(194,341)	911,895	431,084	(958,025)	2,274,112	392,396
Redemptions (note 3)	(932,715)	(199,617)	(295,849)	(293,221)	(332,606)	(155,712)	(521,237)	(844,694)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,837)	(1,260)	(2,345)	(4,673)	(228)	(231)	(1,708)	(1,187)
Adjustments to maintain reserves	(75)	(79)	(86)	(71)	(43)	(71)	(92)	(38)

Net equity transactions	2,030,459	70,383	620,036	733,626	406,591	(1,099,645)	2,061,511	(190,289)

Net change in contract owners’ equity	1,999,374	(81,560)	223,412	633	352,487	(1,610,228)	1,901,345	29,245
Contract owners’ equity beginning of period	1,245,930	1,327,490	2,018,138	2,017,505	881,829	2,492,057	4,941,762	4,912,517

Contract owners’ equity end of period	$3,245,304	$1,245,930	$2,241,550	$2,018,138	$1,234,316	$881,829	$6,843,107	$4,941,762

CHANGES IN UNITS:
Beginning units	655,199	603,134	878,859	737,210	79,473	175,090	181,903	191,698
Units purchased	27,715,976	31,561,713	20,209,728	23,129,048	1,013,849	1,290,563	689,390	401,489
Units redeemed	(26,748,355)	(31,509,648)	(20,053,118)	(22,987,399)	(991,789)	(1,386,180)	(614,715)	(411,284)

Ending units	1,622,820	655,199	1,035,469	878,859	101,533	79,473	256,578	181,903

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RMED		RVARS		RVF		ROF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(66,615)	$(55,863)	$(57,841)	$(96,213)	$(238,457)	$(238,766)	$(262,302)	$(225,576)
Realized gain (loss) on investments	(226,524)	142,833	245,330	46,369	(7,879,779)	(2,248,087)	(870,525)	3,710,674
Change in unrealized gain (loss) on investments	(452,674)	(285,631)	(170,820)	250,516	3,213,855	(4,770,138)	26,112	(1,067,072)
Reinvested capital gains	151,693	407,497	-	-	3,662,283	10,822,487	1,734,523	870,062

Net increase (decrease) in contract owners’ equity resulting from operations	(594,120)	208,836	16,669	200,672	(1,242,098)	3,565,496	627,808	3,288,088

Equity transactions:
Purchase payments received from contract owners (note 3)	1,031,479	121,560	855,674	689,469	640,672	792,060	2,494,515	3,736,301
Transfers between funds	8,103,094	(811,617)	1,642,054	(305,549)	(7,339,504)	8,891,897	5,606,763	(2,852,464)
Redemptions (note 3)	(753,916)	(1,296,955)	(910,644)	(930,030)	(2,328,867)	(2,962,454)	(2,759,143)	(4,395,336)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(200)	(8,967)	(5,695)	(2,915)	(8,558)	(11,423)	(5,556)	(7,817)
Adjustments to maintain reserves	18	(129)	(140)	54	(288)	16	(97)	(181)

Net equity transactions	8,380,475	(1,996,108)	1,581,249	(548,971)	(9,036,545)	6,710,096	5,336,482	(3,519,497)

Net change in contract owners’ equity	7,786,355	(1,787,272)	1,597,918	(348,299)	(10,278,643)	10,275,592	5,964,290	(231,409)
Contract owners’ equity beginning of period	3,088,946	4,876,218	6,714,451	7,062,750	31,048,384	20,772,792	19,033,453	19,264,862

Contract owners’ equity end of period	$10,875,301	$3,088,946	$8,312,369	$6,714,451	$20,769,741	$31,048,384	$24,997,743	$19,033,453

CHANGES IN UNITS:
Beginning units	94,489	181,969	732,401	794,484	1,027,097	936,401	746,528	887,995
Units purchased	831,431	1,088,323	654,514	165,391	3,838,631	5,717,017	6,265,473	5,980,883
Units redeemed	(589,877)	(1,175,803)	(484,283)	(227,474)	(4,253,803)	(5,626,321)	(6,111,397)	(6,122,350)

Ending units	336,043	94,489	902,632	732,401	611,925	1,027,097	900,604	746,528

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RNF		RPMF		RREF		RRF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(161,447)	$(150,847)	$367,564	$(156,356)	$49,309	$(32,265)	$(75,517)	$(42,275)
Realized gain (loss) on investments	753,972	2,270,505	(5,847,254)	(1,085,341)	(290,382)	818,454	(127,785)	(315,880)
Change in unrealized gain (loss) on investments	(268,121)	101,351	2,334,619	(1,663,300)	(180,275)	565,357	(340,359)	205,821
Reinvested capital gains	-	-	-	-	-	-	486,407	354,190

Net increase (decrease) in contract owners’ equity resulting from operations	324,404	2,221,009	(3,145,071)	(2,904,997)	(421,348)	1,351,546	(57,254)	201,856

Equity transactions:
Purchase payments received from contract owners (note 3)	199,324	606,802	327,889	602,821	2,125,300	869,861	453,180	57,987
Transfers between funds	(1,009,384)	(16,471,982)	3,492,947	1,994,014	(2,778,044)	2,584,173	(1,038,297)	(21,363)
Redemptions (note 3)	(1,575,427)	(2,146,030)	(843,624)	(1,064,931)	(2,654,525)	(1,285,653)	(666,342)	(453,219)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(995)	(8,626)	(8,075)	(1,432)	(2,532)	(6,071)	(1,210)	(476)
Adjustments to maintain reserves	(34)	(183)	(425)	(906)	(277)	(90)	(151)	(56)

Net equity transactions	(2,386,516)	(18,020,019)	2,968,712	1,529,566	(3,310,078)	2,162,220	(1,252,820)	(417,127)

Net change in contract owners’ equity	(2,062,112)	(15,799,010)	(176,359)	(1,375,431)	(3,731,426)	3,513,766	(1,310,074)	(215,271)
Contract owners’ equity beginning of period	12,705,422	28,504,432	8,157,823	9,533,254	10,849,321	7,335,555	4,394,236	4,609,507

Contract owners’ equity end of period	$10,643,310	$12,705,422	$7,981,464	$8,157,823	$7,117,895	$10,849,321	$3,084,162	$4,394,236

CHANGES IN UNITS:
Beginning units	666,929	1,902,052	879,941	851,731	492,656	391,260	187,893	192,774
Units purchased	9,203,940	13,564,750	4,680,128	2,852,650	1,224,326	1,710,471	587,315	480,578
Units redeemed	(9,303,974)	(14,799,873)	(4,191,641)	(2,824,440)	(1,378,231)	(1,609,075)	(650,385)	(485,459)

Ending units	566,895	666,929	1,368,428	879,941	338,751	492,656	124,823	187,893

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RMEK		RTF		RVLCG		RVLCV
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(57,041)	$(66,781)	$(207,270)	$(205,840)	$(694,171)	$(725,220)	$(130,630)	$(511,998)
Realized gain (loss) on investments	(242,980)	19,623	(5,869,969)	1,191,175	(5,186,934)	5,724,436	(8,745,493)	4,906,051
Change in unrealized gain (loss) on investments	(224,265)	(227,350)	(156,498)	(960,346)	2,504,714	(7,211,446)	285,334	(4,557,991)
Reinvested capital gains	-	-	5,947,197	3,509,869	3,476,682	5,852,907	5,021,998	2,577,273

Net increase (decrease) in contract owners’ equity resulting from operations	(524,286)	(274,508)	(286,540)	3,534,858	100,291	3,640,677	(3,568,791)	2,413,335

Equity transactions:
Purchase payments received from contract owners (note 3)	290,500	158,722	3,564,931	784,652	3,580,504	5,701,897	2,169,375	6,928,111
Transfers between funds	(1,816,384)	226,488	(10,470,837)	(1,273,010)	(10,883,970)	16,869,795	(16,232,415)	(6,141,804)
Redemptions (note 3)	(751,581)	(524,180)	(2,853,960)	(1,967,685)	(5,167,775)	(4,156,340)	(2,848,222)	(4,625,811)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,814)	(4,109)	(3,693)	(34,127)	(13,778)	(12,974)	(11,621)	(9,817)
Adjustments to maintain reserves	(875)	(1,362)	(116)	(83)	(195)	(224)	(165)	(186)

Net equity transactions	(2,289,154)	(144,441)	(9,763,675)	(2,490,253)	(12,485,214)	18,402,154	(16,923,048)	(3,849,507)

Net change in contract owners’ equity	(2,813,440)	(418,949)	(10,050,215)	1,044,605	(12,384,923)	22,042,831	(20,491,839)	(1,436,172)
Contract owners’ equity beginning of period	5,574,921	5,993,870	16,675,744	15,631,139	62,517,460	40,474,629	41,597,840	43,034,012

Contract owners’ equity end of period	$2,761,481	$5,574,921	$6,625,529	$16,675,744	$50,132,537	$62,517,460	$21,106,001	$41,597,840

CHANGES IN UNITS:
Beginning units	237,482	252,741	891,598	1,014,924	3,194,594	2,287,444	2,128,730	2,417,188
Units purchased	2,410,724	3,268,013	7,309,583	6,309,673	3,692,474	6,943,449	2,128,505	6,185,977
Units redeemed	(2,528,750)	(3,283,272)	(7,831,701)	(6,432,999)	(4,333,353)	(6,036,299)	(3,039,868)	(6,474,435)

Ending units	119,456	237,482	369,480	891,598	2,553,715	3,194,594	1,217,367	2,128,730

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVMCG		RVMCV		RVSCG		RVSCV
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(423,565)	$(344,056)	$(140,378)	$(264,697)	$(314,677)	$(257,141)	$(136,154)	$(151,080)
Realized gain (loss) on investments	(3,434,436)	(1,709,333)	(1,766,773)	(592,155)	(760,211)	75,947	(1,960,292)	283,385
Change in unrealized gain (loss) on investments	900,433	(3,652,884)	(490,062)	(1,191,998)	(1,860,077)	(1,405,380)	(504,627)	(1,986,151)
Reinvested capital gains	2,044,992	3,423,397	1,002,341	1,443,269	2,149,748	-	821,493	1,416,133

Net increase (decrease) in contract owners’ equity resulting from operations	(912,576)	(2,282,876)	(1,394,872)	(605,581)	(785,217)	(1,586,574)	(1,779,580)	(437,713)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,711,648	3,454,966	1,110,827	2,183,257	2,135,962	2,369,634	758,939	1,814,241
Transfers between funds	3,415,966	(15,450,590)	(1,393,363)	(8,751,618)	(520,095)	(14,352,624)	447,015	(5,573,168)
Redemptions (note 3)	(3,753,235)	(2,169,218)	(1,390,094)	(2,459,791)	(2,047,660)	(1,244,185)	(772,680)	(822,150)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,873)	(7,271)	(5,410)	(3,050)	(3,473)	(3,230)	(5,249)	(3,576)
Adjustments to maintain reserves	(189)	(139)	(65)	(209)	(130)	(206)	(131)	(107)

Net equity transactions	3,367,317	(14,172,252)	(1,678,105)	(9,031,411)	(435,396)	(13,230,611)	427,894	(4,584,760)

Net change in contract owners’ equity	2,454,741	(16,455,128)	(3,072,977)	(9,636,992)	(1,220,613)	(14,817,185)	(1,351,686)	(5,022,473)
Contract owners’ equity beginning of period	18,929,666	35,384,794	11,065,293	20,702,285	14,965,168	29,782,353	9,163,876	14,186,349

Contract owners’ equity end of period	$21,384,407	$18,929,666	$7,992,316	$11,065,293	$13,744,555	$14,965,168	$7,812,190	$9,163,876

CHANGES IN UNITS:
Beginning units	827,165	1,496,626	573,667	1,127,639	756,633	1,496,718	517,699	812,402
Units purchased	3,341,656	4,671,278	1,410,826	3,942,358	2,796,724	1,769,884	1,055,644	1,318,253
Units redeemed	(3,238,125)	(5,340,739)	(1,505,346)	(4,496,330)	(2,848,005)	(2,509,969)	(1,045,217)	(1,612,956)

Ending units	930,696	827,165	479,147	573,667	705,352	756,633	528,126	517,699

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RVSDL		RTEC		RTEL		RTRF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(41,144)	$(27,706)	$(135,421)	$(115,372)	$1,824	$8,562	$(101,683)	$(128,629)
Realized gain (loss) on investments	218,661	430,410	592,782	686,781	(25,088)	54,366	(133,770)	1,836,307
Change in unrealized gain (loss) on investments	(175,510)	164,720	(530,910)	33,726	(65,080)	(71,121)	(1,113,144)	(124,008)
Reinvested capital gains	258,211	-	43,567	-	-	-	215,930	-

Net increase (decrease) in contract owners’ equity resulting from operations	260,218	567,424	(29,982)	605,135	(88,344)	(8,193)	(1,132,667)	1,583,670

Equity transactions:
Purchase payments received from contract owners (note 3)	2,648,446	545,100	702,948	649,725	77,542	78,008	370,250	662,503
Transfers between funds	(2,229,796)	2,465,741	(912,027)	3,287,110	85,521	110,521	(4,387,380)	(259,017)
Redemptions (note 3)	(3,139,783)	(628,980)	(1,009,842)	(937,998)	(168,789)	(84,330)	(742,811)	(1,495,162)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,373)	(777)	(3,870)	(3,759)	(256)	(165)	(4,055)	(4,194)
Adjustments to maintain reserves	(107)	(89)	(118)	(164)	(38)	(103)	(96)	(164)

Net equity transactions	(2,722,613)	2,380,995	(1,222,909)	2,994,914	(6,020)	103,931	(4,764,092)	(1,096,034)

Net change in contract owners’ equity	(2,462,395)	2,948,419	(1,252,891)	3,600,049	(94,364)	95,738	(5,896,759)	487,636
Contract owners’ equity beginning of period	3,757,287	808,868	9,837,345	6,237,296	1,138,272	1,042,534	10,200,613	9,712,977

Contract owners’ equity end of period	$1,294,892	$3,757,287	$8,584,454	$9,837,345	$1,043,908	$1,138,272	$4,303,854	$10,200,613

CHANGES IN UNITS:
Beginning units	560,826	150,484	527,975	362,371	126,898	117,499	355,267	410,896
Units purchased	4,357,533	5,669,221	694,359	1,289,754	292,627	1,221,987	270,400	993,911
Units redeemed	(4,738,558)	(5,258,879)	(764,560)	(1,124,150)	(291,768)	(1,212,588)	(451,091)	(1,049,540)

Ending units	179,801	560,826	457,774	527,975	127,757	126,898	174,576	355,267

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RUTL		RVWDL		GVFRB		GSBLMO
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$73,507	$23,240	$(7,429)	$(6,150)	$147,888	$(121,722)	$15,931	$(9,056)
Realized gain (loss) on investments	(736,383)	840,246	(168,674)	(92,545)	(134,140)	260,727	5,770	3,134
Change in unrealized gain (loss) on investments	(165,755)	170,463	5,500	(18,378)	(224,622)	(77,735)	(73,478)	15,899
Reinvested capital gains	-	-	-	-	20,380	-	3,293	-

Net increase (decrease) in contract owners’ equity resulting from operations	(828,631)	1,033,949	(170,603)	(117,073)	(190,494)	61,270	(48,484)	9,977

Equity transactions:
Purchase payments received from contract owners (note 3)	277,649	773,283	3,767	12,474	2,264,435	2,699,331	230,037	750,715
Transfers between funds	1,209	3,691,818	334,495	59,945	3,410,683	(261,472)	817,914	283,617
Redemptions (note 3)	(765,452)	(875,239)	(22,354)	(53,205)	(631,052)	(291,153)	(97,041)	(70,322)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,612)	(3,519)	(26)	(459)	(9,079)	(1,013)	(45)	(870)
Adjustments to maintain reserves	(137)	(112)	(30)	(9)	(156)	(63)	(33)	(21)

Net equity transactions	(491,343)	3,586,231	315,852	18,746	5,034,831	2,145,630	950,832	963,119

Net change in contract owners’ equity	(1,319,974)	4,620,180	145,249	(98,327)	4,844,337	2,206,900	902,348	973,096
Contract owners’ equity beginning of period	8,856,609	4,236,429	524,984	623,311	6,709,817	4,502,917	996,814	23,718

Contract owners’ equity end of period	$7,536,635	$8,856,609	$670,233	$524,984	$11,554,154	$6,709,817	$1,899,162	$996,814

CHANGES IN UNITS:
Beginning units	551,770	315,279	69,426	63,300	656,347	443,521	95,487	2,358
Units purchased	2,415,499	3,041,665	840,801	315,142	1,907,490	1,753,164	125,523	124,774
Units redeemed	(2,454,682)	(2,805,174)	(800,184)	(309,016)	(1,421,825)	(1,540,338)	(35,695)	(31,645)

Ending units	512,587	551,770	110,043	69,426	1,142,012	656,347	185,315	95,487

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	RHYS		TRHS2		VWHAS		VWHA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(43,590)	$-	$(3,631)	$-	$(1,275)	$-	$(61,008)	$(77,587)
Realized gain (loss) on investments	(9,042)	-	(8,316)	-	(1,635)	-	(592,849)	392,706
Change in unrealized gain (loss) on investments	244	-	(97,834)	-	(67,587)	-	(913,535)	(1,427,435)
Reinvested capital gains	-	-	98,752	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(52,388)	-	(11,029)	-	(70,497)	-	(1,567,392)	(1,112,316)

Equity transactions:
Purchase payments received from contract owners (note 3)	904,244	-	1,537,689	-	772,134	-	1,234,398	2,258,745
Transfers between funds	1,350,645	-	25,786	-	25,367	-	(353,959)	(765,788)
Redemptions (note 3)	(1,367,547)	-	(6,699)	-	(1,234)	-	(188,820)	(246,024)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,749)	-	-	-	-	-	(2,152)	(3,796)
Adjustments to maintain reserves	1,650	-	(10)	-	(12)	-	(110)	(228)

Net equity transactions	884,243	-	1,556,766	-	796,255	-	689,357	1,242,909

Net change in contract owners’ equity	831,855	-	1,545,737	-	725,758	-	(878,035)	130,593
Contract owners’ equity beginning of period	-	-	-	-	-	-	4,061,072	3,930,479

Contract owners’ equity end of period	$831,855	$-	$1,545,737	$-	$725,758	$-	$3,183,037	$4,061,072

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	598,836	461,180
Units purchased	2,989,333	-	177,845	-	114,146	-	454,519	997,223
Units redeemed	(2,903,858)	-	(9,085)	-	(9,398)	-	(335,916)	(859,567)

Ending units	85,475	-	168,760	-	104,748	-	717,439	598,836

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRASP		WRENG		DXVIMF		DXVIC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(272,382)	$(289,452)	$(75)	$-	$76,308	$(5,381)	$(439)	$(141)
Realized gain (loss) on investments	(1,618,437)	550,905	(7)	-	(73,235)	82,804	(1,698)	(65)
Change in unrealized gain (loss) on investments	(4,576,040)	(6,068,427)	(4,498)	-	(51,411)	51,411	860	(860)
Reinvested capital gains	4,127,288	3,833,638	-	-	10,815	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,339,571)	(1,973,336)	(4,580)	-	(37,523)	128,834	(1,277)	(1,066)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,480,110	4,729,336	72,052	-	50,365	67,335	32,588	22,605
Transfers between funds	(3,588,744)	(3,975,609)	3,658	-	(669,940)	488,680	(51,632)	866
Redemptions (note 3)	(2,624,201)	(3,424,401)	(74)	-	(12,514)	(15,210)	(2,003)	(66)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,469)	(8,647)	-	-	-	-	-	-
Adjustments to maintain reserves	(133)	(216)	(1)	-	(11)	(16)	(11)	(4)

Net equity transactions	(2,743,437)	(2,679,537)	75,635	-	(632,100)	540,789	(21,058)	23,401

Net change in contract owners’ equity	(5,083,008)	(4,652,873)	71,055	-	(669,623)	669,623	(22,335)	22,335
Contract owners’ equity beginning of period	26,136,125	30,788,998	-	-	669,623	-	22,335	-

Contract owners’ equity end of period	$21,053,117	$26,136,125	$71,055	$-	$-	$669,623	$-	$22,335

CHANGES IN UNITS:
Beginning units	2,023,234	2,219,333	-	-	59,108	-	2,438	-
Units purchased	565,556	924,282	9,036	-	54,860	192,391	5,383	2,577
Units redeemed	(782,226)	(1,120,381)	(9)	-	(113,968)	(133,283)	(7,821)	(139)

Ending units	1,806,564	2,023,234	9,027	-	-	59,108	-	2,438

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DXVHY		FC2R		FEI2R		FG2R
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$8,639	$14,483	$(35,908)	$(57,097)	$(56,949)	$191,451	$(152,350)	$(209,231)
Realized gain (loss) on investments	(78,899)	60,365	2,179,561	928,318	(205,632)	470,193	716,442	3,302,279
Change in unrealized gain (loss) on investments	37,587	(77,295)	(2,634,566)	(222,618)	(685,480)	(42,482)	(290,705)	(1,642,415)
Reinvested capital gains	-	-	692,726	166,733	1,178,877	185,750	1,170,216	-

Net increase (decrease) in contract owners’ equity resulting from operations	(32,673)	(2,447)	201,813	815,336	230,816	804,912	1,443,603	1,450,633

Equity transactions:
Purchase payments received from contract owners (note 3)	197,085	1,052,512	1,158	14,606	746,519	2,065,019	772,615	3,133,258
Transfers between funds	(993,899)	(2,489,905)	(8,311,035)	110,196	(14,421,416)	1,665,799	(39,052,939)	18,589,007
Redemptions (note 3)	(216,903)	(117,106)	(223,273)	(1,283,797)	(380,350)	(1,173,108)	(1,258,790)	(2,110,096)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(21)	(8)	(70)	(166)	(5,003)	(2,455)	(42,489)	(8,906)
Adjustments to maintain reserves	(16)	(87)	(49)	(1)	(59)	(382)	(26)	566

Net equity transactions	(1,013,754)	(1,554,594)	(8,533,269)	(1,159,162)	(14,060,309)	2,554,873	(39,581,629)	19,603,829

Net change in contract owners’ equity	(1,046,427)	(1,557,041)	(8,331,456)	(343,826)	(13,829,493)	3,359,785	(38,138,026)	21,054,462
Contract owners’ equity beginning of period	1,046,427	2,603,468	8,331,456	8,675,282	13,829,493	10,469,708	38,138,026	17,083,564

Contract owners’ equity end of period	$-	$1,046,427	$-	$8,331,456	$-	$13,829,493	$-	$38,138,026

CHANGES IN UNITS:
Beginning units	99,835	243,208	336,677	386,322	785,259	635,670	2,163,708	1,062,979
Units purchased	275,173	377,462	11,831	38,944	91,807	348,858	128,847	2,402,132
Units redeemed	(375,008)	(520,835)	(348,508)	(88,589)	(877,066)	(199,269)	(2,292,555)	(1,301,403)

Ending units	-	99,835	-	336,677	-	785,259	-	2,163,708

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FHI2R		GEM3		ACVIG3		ACVU3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,640)	$112,738	$-	$109	$13,173	$45,440	$(2,936)	$(7,330)
Realized gain (loss) on investments	(50,614)	(945,559)	-	(120,968)	(450,064)	841,918	121,927	71,368
Change in unrealized gain (loss) on investments	292,465	(197,163)	-	16,547	(814,974)	(204,704)	(140,350)	14,900
Reinvested capital gains	-	-	-	-	939,438	-	97,471	-

Net increase (decrease) in contract owners’ equity resulting from operations	238,211	(1,029,984)	-	(104,312)	(312,427)	682,654	76,112	78,938

Equity transactions:
Purchase payments received from contract owners (note 3)	336,809	1,089,246	-	532,736	930,976	2,365,737	20	12,456
Transfers between funds	(4,104,058)	1,499,085	-	(3,478,851)	(12,676,448)	5,001,792	(1,051,271)	695,165
Redemptions (note 3)	(128,842)	(1,108,844)	-	(79,079)	(752,817)	(720,898)	(68,676)	(157,093)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(349)	(2,461)	-	(226)	(4,158)	(1,742)	(9)	(2)
Adjustments to maintain reserves	(37)	(117)	-	(45)	(74)	(141)	(32)	(15)

Net equity transactions	(3,896,477)	1,476,909	-	(3,025,465)	(12,502,521)	6,644,748	(1,119,968)	550,511

Net change in contract owners’ equity	(3,658,266)	446,925	-	(3,129,777)	(12,814,948)	7,327,402	(1,043,856)	629,449
Contract owners’ equity beginning of period	3,658,266	3,211,341	-	3,129,777	12,814,948	5,487,546	1,043,856	414,407

Contract owners’ equity end of period	$-	$3,658,266	$-	$-	$-	$12,814,948	$-	$1,043,856

CHANGES IN UNITS:
Beginning units	333,474	290,706	-	312,339	660,331	310,052	57,799	25,186
Units purchased	329,396	2,548,689	-	81,756	96,772	540,248	2,810	44,094
Units redeemed	(662,870)	(2,505,921)	-	(394,095)	(757,103)	(189,969)	(60,609)	(11,481)

Ending units	-	333,474	-	-	-	660,331	-	57,799

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVV3		VWAR		RENF		HIBF3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$47,269	$9,181	$(9,943)	$(26,035)	$(177,384)	$(156,679)	$-	$74,270
Realized gain (loss) on investments	1,643,597	1,046,082	(57,537)	9,513	(6,479,528)	142,778	-	52,432
Change in unrealized gain (loss) on investments	(1,989,611)	45,058	(17,497)	(51,033)	1,028,085	(5,056,504)	-	3,810
Reinvested capital gains	-	-	69,147	23,243	318,040	1,805,278	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(298,745)	1,100,321	(15,830)	(44,312)	(5,310,787)	(3,265,127)	-	130,512

Equity transactions:
Purchase payments received from contract owners (note 3)	232,209	1,244,170	12,837	342,974	1,260,709	1,847,759	-	(109)
Transfers between funds	(15,551,589)	5,407,868	(1,805,204)	(96,394)	1,041,873	10,502,823	-	(4,473,399)
Redemptions (note 3)	(900,265)	(1,361,989)	(11,403)	(47,525)	(823,079)	(1,370,419)	-	(465,494)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,183)	(1,385)	-	(657)	(2,596)	(3,145)	-	(2,443)
Adjustments to maintain reserves	(98)	(109)	(17)	(61)	(1,120)	(2,425)	-	(26)

Net equity transactions	(16,222,926)	5,288,555	(1,803,787)	198,337	1,475,787	10,974,593	-	(4,941,471)

Net change in contract owners’ equity	(16,521,671)	6,388,876	(1,819,617)	154,025	(3,835,000)	7,709,466	-	(4,810,959)
Contract owners’ equity beginning of period	16,521,671	10,132,795	1,819,617	1,665,592	15,842,992	8,133,526	-	4,810,959

Contract owners’ equity end of period	$-	$16,521,671	$-	$1,819,617	$12,007,992	$15,842,992	$-	$-

CHANGES IN UNITS:
Beginning units	767,059	525,812	188,357	168,013	759,621	306,654	-	308,078
Units purchased	100,871	442,319	3,398	47,527	1,241,184	1,499,012	-	3,069
Units redeemed	(867,930)	(201,072)	(191,755)	(27,183)	(1,160,936)	(1,046,045)	-	(311,147)

Ending units	-	767,059	-	188,357	839,869	759,621	-	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRF3		GBF3		GVIDA6		NVDBL6
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$230	$-	$25,417	$-	$(14,523)	$-	$(3,201)
Realized gain (loss) on investments	-	306,536	-	(613,313)	-	1,300,974	-	113,381
Change in unrealized gain (loss) on investments	-	(280,088)	-	720,536	-	(1,293,289)	-	(104,267)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	26,678	-	132,640	-	(6,838)	-	5,913

Equity transactions:
Purchase payments received from contract owners (note 3)	-	64,200	-	291,638	-	215,540	-	114,653
Transfers between funds	-	(1,875,430)	-	(7,946,919)	-	(6,130,155)	-	(1,317,432)
Redemptions (note 3)	-	(56,751)	-	(1,550,941)	-	(530,717)	-	(131,731)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(189)	-	(2,089)	-	(201)	-	-
Adjustments to maintain reserves	-	(12,841)	-	(26)	-	(19)	-	(10)

Net equity transactions	-	(1,881,011)	-	(9,208,337)	-	(6,445,552)	-	(1,334,520)

Net change in contract owners’ equity	-	(1,854,333)	-	(9,075,697)	-	(6,452,390)	-	(1,328,607)
Contract owners’ equity beginning of period	-	1,854,333	-	9,075,697	-	6,452,390	-	1,328,607

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	-	113,926	-	669,943	-	379,377	-	106,233
Units purchased	-	10,697	-	65,376	-	26,950	-	24,240
Units redeemed	-	(124,623)	-	(735,319)	-	(406,327)	-	(130,473)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVDCA6		GVIDC6		GVIDM6		GVDMA6
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$(4,110)	$-	$(29,281)	$-	$(48,920)	$-	$(13,773)
Realized gain (loss) on investments	-	138,912	-	202,155	-	3,247,146	-	1,574,165
Change in unrealized gain (loss) on investments	-	(127,290)	-	(64,588)	-	(3,093,414)	-	(1,534,223)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	7,512	-	108,286	-	104,812	-	26,169

Equity transactions:
Purchase payments received from contract owners (note 3)	-	165,849	-	1,506,394	-	89,477	-	190,462
Transfers between funds	-	(1,402,133)	-	(10,935,807)	-	(18,202,468)	-	(7,127,211)
Redemptions (note 3)	-	(47,904)	-	(589,641)	-	(928,382)	-	(163,396)
Annuity benefits	-	-	-	-	-	(1,678)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(664)	-	(1,257)	-	(812)
Adjustments to maintain reserves	-	12	-	(5)	-	(4,286)	-	(43)

Net equity transactions	-	(1,284,176)	-	(10,019,723)	-	(19,048,594)	-	(7,101,000)

Net change in contract owners’ equity	-	(1,276,664)	-	(9,911,437)	-	(18,943,782)	-	(7,074,831)
Contract owners’ equity beginning of period	-	1,276,664	-	9,911,437	-	18,943,782	-	7,074,831

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	-	96,385	-	768,696	-	1,230,727	-	427,296
Units purchased	-	18,553	-	171,902	-	89,361	-	17,103
Units redeemed	-	(114,938)	-	(940,598)	-	(1,320,088)	-	(444,399)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDMC6		GVDIV6		SCGF3		SCVF3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$(26,209)	$-	$56,281	$-	$(9,095)	$-	$(3,476)
Realized gain (loss) on investments	-	952,225	-	157,622	-	99,734	-	380,731
Change in unrealized gain (loss) on investments	-	(860,071)	-	(246,132)	-	(246,631)	-	(428,283)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	65,945	-	(32,229)	-	(155,992)	-	(51,028)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	189,313	-	289,986	-	216,988	-	214,763
Transfers between funds	-	(9,041,849)	-	(2,788,321)	-	(1,773,648)	-	(2,784,204)
Redemptions (note 3)	-	(803,524)	-	(33,587)	-	(15,914)	-	(92,591)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(4,664)	-	(106)	-	(69)	-	(1,382)
Adjustments to maintain reserves	-	(28)	-	(43)	-	(15)	-	9

Net equity transactions	-	(9,660,752)	-	(2,532,071)	-	(1,572,658)	-	(2,663,405)

Net change in contract owners’ equity	-	(9,594,807)	-	(2,564,300)	-	(1,728,650)	-	(2,714,433)
Contract owners’ equity beginning of period	-	9,594,807	-	2,564,300	-	1,728,650	-	2,714,433

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	-	671,052	-	210,197	-	108,907	-	132,331
Units purchased	-	44,551	-	67,605	-	31,617	-	35,824
Units redeemed	-	(715,603)	-	(277,802)	-	(140,524)	-	(168,155)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCF3
	2015	2014
Investment activity:
Net investment income (loss)	$-	$(13,575)
Realized gain (loss) on investments	-	793,825
Change in unrealized gain (loss) on investments	-	(944,694)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(164,444)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	325,007
Transfers between funds	-	(3,402,921)
Redemptions (note 3)	-	(40,766)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	(82)
Adjustments to maintain reserves	-	(8)

Net equity transactions	-	(3,118,770)

Net change in contract owners’ equity	-	(3,283,214)
Contract owners’ equity beginning of period	-	3,283,214

Contract owners’ equity end of period	$-	$-

CHANGES IN UNITS:
Beginning units	-	142,009
Units purchased	-	28,592
Units redeemed	-	(170,601)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

INVESCO INVESTMENTS

V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

ALPS FUNDS

VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)

AMERICAN FUNDS GROUP (THE)

Global Small Capitalization Fund - Class 4 (AMVGS4)

Insurance Series(R) - International Fund: Class 4 (AMVI4)

Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

Global Allocation V.I. Fund - Class III (MLVGA3)

VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DELAWARE GROUP

VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs High Quality Floating Rate Fund- Advisor Shares (GVHQFA)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

INVESCO INVESTMENTS

VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Global Technology Portfolio: Service Shares (JAGTS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LEGG MASON

ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

LORD ABBETT FUNDS

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

Short Duration Income Portfolio: Class VC (LOVSDC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Mid Cap Value Portfolio - Service Class (MV3MVS)

VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)

MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

Utilities Series - Service Class (MVUSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)

Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)

NVIT Flexible Fixed Income Fund Class P (NVFIP)

NVIT Flexible Moderate Growth Fund Class P (NVFMGP)

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

American Century NVIT Growth Fund - Class II (CAF2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class II (NVRE2)

NVIT Money Market Fund - Class II (NVMM2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NW BlkRkNVITMgdGlblAllocII (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)

NORTHERN LIGHTS

7Twelve Balanced Portfolio (NO7TB)

Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)

Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)

PIMCO FUNDS

Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)

Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund(R)Portfolio - Service Class 2 (FC2)

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class 2 (FHI2)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

International Growth Fund/VA - Service Shares (OVIGS)

Global Securities Fund/VA - Service Class (OVGSS)

Main Street Small - & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)

Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Equity Income Fund: Class IB (PVEIB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI International Growth Fund - Series II Shares (AVIE2)

PRO FUNDS

VP UltraShort NASDAQ-100 (PROUSN)

VP Access High Yield Fund (PROAHY)

VP Asia 30 (PROA30)

VP Banks (PROBNK)

VP Basic Materials (PROBM)

VP Bear (PROBR)

VP Biotechnology (PROBIO)

VP Bull (PROBL)

VP Consumer Goods (PROCG)

VP Consumer Services (PROCS)

VP Emerging Markets (PROEM)

VP Europe 30 (PROE30)

VP Financials (PROFIN)

VP Health Care (PROHC)

VP Industrials (PROIND)

VP International (PROINT)

VP Internet (PRONET)

VP Japan (PROJP)

VP NASDAQ-100 (PRON)

VP Oil & Gas (PROOG)

VP Pharmaceuticals (PROPHR)

VP Precious Metals (PROPM)

VP Real Estate (PRORE)

VP Rising Rates Opportunity (PRORRO)

VP Semiconductor (PROSCN)

VP Short Emerging Markets (PROSEM)

VP Short International (PROSIN)

VP Short NASDAQ-100 (PROSN)

VP Technology (PROTEC)

VP Telecommunications (PROTEL)

VP U.S. Government Plus (PROGVP)

VP UltraNASDAQ-100 (PROUN)

VP Utilities (PROUTL)

GUGGENHEIM INVESTMENTS

Global Managed Futures Strategy (RVMFU)

Variable Fund - Long Short Equity Fund (RSRF)

Variable Fund - CLS AdvisorOne Amerigo (RVAMR)

Variable Trust - Banking Fund (RBKF)

Variable Trust - Basic Materials Fund (RBMF)

Variable Fund - CLS AdvisorOne Select Allocation (RVBER)

Variable Trust - Biotechnology Fund (RBF)

Variable Fund - CLS AdvisorOne Clermont (RVCLR)

Variable Trust - Commodities Strategy Fund (RVCMD)

Variable Trust - Consumer Products Fund (RCPF)

Variable Trust - Dow 2x Strategy Fund (RVLDD)

Variable Trust - Electronics Fund (RELF)

Variable Trust - Energy Fund (RENF)

Variable Trust - Energy Services Fund (RESF)

Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Variable Trust - Financial Services Fund (RFSF)

Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust - Health Care Fund (RHCF)

Variable Trust - Internet Fund (RINF)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Variable Trust - Japan 2x Strategy Fund (RLCJ)

Variable Trust - Leisure Fund (RLF)

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust - NASDAQ-100(R) Fund (ROF)

Variable Trust - Nova Fund (RNF)

Variable Trust - Precious Metals Fund (RPMF)

Variable Trust - Real Estate Fund (RREF)

Variable Trust - Retailing Fund (RRF)

Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust - S&P 500 2x Strategy Fund (RTF)

Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust - Technology Fund (RTEC)

Variable Trust - Telecommunications Fund (RTEL)

Variable Trust - Transportation Fund (RTRF)

Variable Trust - Utilities Fund (RUTL)

Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Series M (Macro Opportunities Series) (GSBLMO)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Energy (WRENG)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year for those products with Contingent Deferred Sales Charge (CDSC) schedules. After the purchase payment has been held in the contract for 7 years, the charge is 0%. Exceptions include: MarketFLEX II, which declines at 1% per year beginning after the purchase payment has been held in the contact for one year; marketFLEX Advisor, for which no contingent deferred sales charge is deducted; Nationwide Destination Freedom+, which declines at 1% each year for the first 3 years beginning after the purchase payment has been held in the contact for one year, then 2% and after the purchase payment has been held in the contract for 5 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. For Nationwide Destination Freedom+, the Company deducts a contract maintenance charge of $50 if the Contract Value is less than $50,000 on such Contract Anniversary.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options are described in more detail in the applicable product prospectus.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity	Nationwide Destination Freedom+
Variable Account Charges:
Mortality and Expense Risk Charge	1.25%	1.15%	1.05%	0.25%	0.85%
Administrative Charge	0.05%	0.00%	0.20%	0.20%	0.15%
CDSC Option:
Four Year CDSC	-	-	0.35%	-	-
No CDSC	-	0.20%	0.40%	-	0.35%
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-	0.30%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,(iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):

Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%	-
4% Extra Value Credit Option	-	-	0.55%	0.55%	-
iFLEX Option	-	-	0.60%	-	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take. Note: May not be elected if the No CDSC option is elected.
Maximum Variable Account Charges(1)	1.30%	2.05%	3.10%	1.20%	1.65%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2015.

	Total	IVEW52	AAEIP3	ARLPE3	AMVGS4	AMVI4	AMVBC4	AMVNW4

0.45%	$368,431	$-	$126	$9	$345	$-	$-	$-
0.65%	55,735	-	318	65	304	-	-	-
0.70%	2,138	-	-	-	-	-	-	-
0.80%	140	-	-	-	-	-	-	-
0.85%	17,050	-	-	-	-	134	-	-
0.90%	528	-	-	-	-	-	-	-
0.95%	5,470	-	-	-	-	-	-	-
1.00%	60,668	299	19	20	186	412	583	98
1.05%	7,846	-	-	-	-	-	-	-
1.10%	2,532	-	-	-	-	-	-	-
1.15%	1,720,781	79	2,730	-	280	-	-	32
1.20%	18,042	65	25	47	108	-	410	110
1.25%	2,652,288	-	9,340	1,127	8,061	-	-	-
1.30%	50,030	194	21	90	141	47	474	43
1.35%	2,958,635	561	5,596	673	2,963	-	7	121
1.40%	685,438	-	49	-	533	-	-	-
1.45%	537,455	-	1,250	289	1,230	-	-	-
1.55%	2,540,609	-	9,865	3,430	4,203	43	-	-
1.60%	2,918,007	-	6,893	462	6,024	-	-	-
1.65%	2,878,896	214	4,456	465	6,243	-	429	12
1.80%	1,478,274	-	839	514	1,132	-	-	-
1.85%	404,300	-	1,631	840	1,766	-	-	-
1.90%	1,744,527	-	3,146	436	2,465	-	-	-
1.95%	587,072	-	869	43	1,832	-	-	-
2.00%	183,955	-	19	-	398	-	-	-
2.05%	18,514	-	-	-	-	-	-	-
2.10%	556,481	-	549	-	2,013	-	-	-
2.15%	361,852	-	2	280	1,852	-	-	-
2.20%	116,690	-	78	-	-	-	-	-
2.25%	9,720	-	-	-	-	-	-	-
2.30%	103,447	-	-	-	-	-	-	-
2.35%	72,512	-	4	-	264	-	-	-
2.40%	10,358	-	-	-	-	-	-	-
2.45%	111,525	-	-	-	207	-	-	-
2.50%	113,781	-	-	-	-	-	-	-
2.55%	584	-	-	-	-	-	-	-
2.85%	8,831	-	-	-	-	-	-	-

Totals	$23,363,142	$1,412	$47,825	$8,790	$42,550	$636	$1,903	$416

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	AMVCB4	BRVHY3	MLVGA3	BRVDA3	CSCRS	DWVSVS	ETVFR	FRESS2

0.45%	$28	$-	$2,790	$8	$277	$-	$109	$-
0.65%	-	-	589	11	83	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	68	-	-	-	-	-
0.85%	12	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	156	-	-	-	-	-
1.00%	249	484	349	-	-	179	398	312
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	140	-	34,089	-	672	-	93	-
1.20%	167	55	222	-	-	26	22	-
1.25%	2,389	-	40,231	673	1,485	-	199	-
1.30%	320	54	319	-	-	225	100	208
1.35%	1,260	281	57,849	985	441	3	1,464	-
1.40%	-	-	20,007	-	33	-	18	-
1.45%	2,156	-	17,726	32	129	-	866	-
1.55%	1,040	-	61,100	63	817	5	492	24
1.60%	577	-	41,180	43	480	-	1,333	-
1.65%	11,271	-	62,499	94	195	26	3,680	6
1.80%	930	-	30,816	21	550	-	427	-
1.85%	886	-	11,386	103	79	-	312	-
1.90%	226	-	37,338	12	343	-	201	-
1.95%	2,132	-	10,967	631	131	-	90	-
2.00%	33	-	6,812	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,335	-	9,261	-	664	-	18	-
2.15%	293	-	2,896	-	95	-	28	-
2.20%	-	-	3,903	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	347	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	406	13	-	-	41	-
2.50%	211	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$25,655	$874	$453,306	$2,689	$6,474	$464	$9,891	$550

	FVSIS2	GVGMNS	GVHQFA	GVSIA	IVBRA2	JPIGA2	JPIIB2	JABS

0.45%	$16	$-	$-	$40	$1	$-	$-	$-
0.65%	7	-	-	-	4	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	226	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	144	12	47	64	7	-	1	59
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	475	-	50	-	891	-	-	-
1.20%	9	-	50	-	-	-	-	38
1.25%	2,456	187	3,317	509	7,044	-	-	-
1.30%	121	-	157	-	13	-	-	34
1.35%	278	-	330	591	1,788	270	-	9
1.40%	796	-	18	-	726	-	-	-
1.45%	452	2,657	806	491	4,313	-	-	-
1.55%	2,800	1,053	3,004	364	3,155	22	-	4
1.60%	930	864	729	79	4,826	-	-	-
1.65%	2,246	174	250	1,657	2,461	-	-	-
1.80%	289	14	48	88	6,448	-	-	-
1.85%	902	934	752	300	1,639	-	-	-
1.90%	718	351	-	3,354	2,044	-	-	-
1.95%	631	173	1,195	159	2,107	-	-	-
2.00%	194	-	-	-	157	-	-	-
2.05%	-	-	481	-	-	-	-	-
2.10%	205	65	-	20	363	-	-	-
2.15%	237	140	-	-	132	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	133	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	968	-	-	-	-	-
2.40%	-	-	-	-	1,282	-	-	-
2.45%	-	41	-	-	21	-	-	-
2.50%	-	-	375	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$13,906	$6,665	$12,710	$7,716	$39,648	$292	$1	$144

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	JAMGS	JAFBS	JAGTS	LZREMS	LPVCA2	LOVTRC	LOVSDC	MV3MVS

0.45%	$-	$-	$-	$309	$-	$-	$-	$-
0.65%	-	-	-	51	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	21	-	-	229	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	566	469	144	463	103	315	389	327
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	32	55	-	707	-	-	-	-
1.20%	95	44	71	148	4	252	46	83
1.25%	-	-	-	6,027	-	-	-	-
1.30%	317	328	274	406	335	85	13	77
1.35%	106	24	1	2,100	-	-	607	-
1.40%	-	-	-	61	-	-	-	-
1.45%	-	-	-	3,546	-	-	-	-
1.55%	5	-	1	11,098	-	-	-	-
1.60%	-	-	-	6,141	-	-	-	-
1.65%	3	51	5	5,759	-	211	-	-
1.80%	-	-	-	3,145	-	-	-	-
1.85%	-	-	-	2,095	-	-	-	-
1.90%	-	-	-	3,653	-	-	-	-
1.95%	-	-	-	2,307	-	-	-	-
2.00%	-	-	-	15	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	142	-	-	-	-
2.15%	-	-	-	8	-	-	-	-
2.20%	-	-	-	134	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	89	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$1,124	$971	$496	$48,425	$442	$863	$1,284	$487

	MVBRES	MVGTAS	MVUSC	MVIVSC	MGRFV	MSGI2	MSEMB	MSVGT2

0.45%	$-	$14	$-	$-	$98	$414	$333	$4
0.65%	-	170	-	-	63	72	117	4
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	32	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	182	-	84	385	159	137	635	-
1.05%	-	-	-	-	-	-	3	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	821	-	48	1,850	1,243	1,212	1,732
1.20%	-	-	-	98	72	48	229	-
1.25%	-	3,293	-	-	4,687	8,676	7,897	4,123
1.30%	214	4	121	200	65	137	438	-
1.35%	-	2,485	97	19	449	1,841	501	2,347
1.40%	-	5,550	-	-	30	203	58	144
1.45%	-	1,739	-	-	2,384	2,219	2,417	1,029
1.55%	13	2,288	-	8	7,249	5,904	8,309	3,622
1.60%	-	5,105	-	-	929	2,279	11,001	3,354
1.65%	-	5,508	-	-	1,143	1,017	12,140	2,654
1.80%	-	2,231	-	-	751	2,254	3,958	2,488
1.85%	-	1,589	-	-	697	741	7,092	874
1.90%	-	3,271	-	-	15	1,596	4,143	3,329
1.95%	-	1,022	-	-	407	896	3,569	670
2.00%	-	-	-	-	166	142	255	68
2.05%	-	-	-	-	-	-	-	-
2.10%	-	653	-	-	127	546	1,474	501
2.15%	-	-	-	-	161	502	1,217	-
2.20%	-	229	-	-	-	76	-	413
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	143	-
2.40%	-	-	-	-	1,276	504	-	-
2.45%	-	13	-	-	164	38	70	-
2.50%	-	-	-	-	-	-	130	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$409	$35,985	$302	$758	$22,942	$31,485	$67,373	$27,356

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	VKVGR2	NVBX	NVIX	NLFOSP	NVFIP	NVFMGP	NAMGI2	NAMAA2

0.45%	$178	$1,047	$382	$-	$-	$-	$-	$-
0.65%	184	-	209	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	53	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	901	212	338	16	10	3	1,715	1,226
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,553	4,051	2,023	-	-	-	-	-
1.20%	377	-	18	-	-	30	138	56
1.25%	7,041	14,988	9,188	284	353	1,401	-	-
1.30%	787	79	268	11	25	253	-	61
1.35%	1,597	6,660	5,445	299	9	-	188	-
1.40%	675	84	114	114	-	-	-	-
1.45%	4,897	2,621	984	4,419	3,713	4,230	-	-
1.55%	22,876	2,672	2,707	1,101	53	782	-	-
1.60%	25,153	1,838	2,699	2,639	84	2,640	-	-
1.65%	11,074	2,283	14,027	5,437	3,238	4,739	-	-
1.80%	3,408	11,557	1,486	21	991	332	-	-
1.85%	3,986	3,495	542	360	250	357	-	-
1.90%	7,896	1,111	406	1,270	95	2,740	-	-
1.95%	2,737	1,110	456	226	344	1,684	-	-
2.00%	210	301	12	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,608	1,612	1,533	302	-	-	-	-
2.15%	660	393	-	-	-	-	-	-
2.20%	788	-	220	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	323	17	-	-	-	-	-
2.40%	534	-	-	-	-	-	-	-
2.45%	288	-	-	-	-	-	-	-
2.50%	82	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$99,543	$56,437	$43,074	$16,499	$9,165	$19,191	$2,041	$1,343

	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM

0.45%	$-	$701	$-	$-	$-	$-	$19	$162
0.65%	-	807	-	-	-	-	-	234
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	416	-	368	564	182	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	137	-
1.00%	226	1,537	24	238	386	630	1	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	25,432	-	-	-	-	11,469	2,262
1.20%	-	437	-	22	294	293	-	-
1.25%	-	40,450	-	-	-	-	3,890	5,643
1.30%	108	367	172	231	287	81	-	-
1.35%	139	39,651	-	410	50	305	9,556	1,481
1.40%	-	20,240	-	-	-	-	3,186	327
1.45%	-	13,059	-	-	-	-	-	968
1.55%	-	45,712	-	-	12	-	11,153	7,680
1.60%	-	25,631	-	-	-	-	282	6,673
1.65%	-	55,126	-	3	-	498	1,288	8,459
1.80%	-	16,620	-	-	-	-	269	3,159
1.85%	-	18,489	-	-	-	-	-	589
1.90%	-	19,282	-	-	-	-	283	4,026
1.95%	-	17,341	-	-	-	-	-	3,511
2.00%	-	6,568	-	-	-	-	-	56
2.05%	-	-	-	-	-	-	-	-
2.10%	-	5,439	-	-	-	-	-	2,113
2.15%	-	7,906	-	-	-	-	-	566
2.20%	-	10,619	-	-	-	-	-	8
2.25%	-	-	-	-	-	-	-	-
2.30%	-	12,768	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	8,891	-	-	-	-	-	-
2.50%	-	1,148	-	-	-	-	-	347
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$473	$394,637	$196	$1,272	$1,593	$1,989	$41,533	$48,264

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	GEM2	NVIE6	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.45%	$-	$-	$-	$311	$1,429	$90	$58	$1,452
0.65%	-	-	-	-	1,116	439	20	541
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	343	354	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	129	7	105	25	163	-	26	129
1.05%	-	-	-	-	-	-	-	3,644
1.10%	-	-	-	-	-	-	-	-
1.15%	-	-	-	1,546	15,148	9,140	9,809	15,702
1.20%	-	-	-	-	116	-	-	-
1.25%	-	-	-	11,652	43,768	19,330	13,967	38,921
1.30%	11	-	51	-	56	89	112	-
1.35%	-	-	-	14,016	8,563	1,213	14,655	53,329
1.40%	-	-	-	469	5,340	1,120	1,539	6,673
1.45%	-	-	-	630	5,762	11,483	2,040	7,645
1.55%	-	-	-	6,922	18,405	26,357	11,800	35,688
1.60%	-	-	-	16,357	36,732	49,424	18,804	78,086
1.65%	-	-	-	15,227	14,608	27,935	59,946	148,024
1.80%	-	-	-	1,931	8,505	14,538	4,473	18,810
1.85%	-	-	-	345	8,955	22,829	14,178	6,856
1.90%	-	-	-	5,294	12,497	18,133	91,244	17,085
1.95%	-	-	-	467	3,500	15,002	14,967	18,301
2.00%	-	-	-	-	165	5,464	504	6,977
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	326	1,002	1,446	-	3,233
2.15%	-	-	-	-	242	5,015	5,500	2,377
2.20%	-	-	-	-	1,405	-	2,803	2,480
2.25%	-	-	-	-	-	-	272	-
2.30%	-	-	-	-	51	-	175	599
2.35%	-	-	-	-	184	-	-	-
2.40%	-	-	-	-	-	-	-	180
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	117	557	-	2,459
2.55%	-	-	-	-	-	99	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$140	$7	$156	$75,518	$188,172	$230,057	$266,892	$469,191

	NVCMA2	NVCMC2	NVCBD2	NVLCP2	TRF	TRF2	GBF	GBF2

0.45%	$509	$159	$-	$1,829	$5,578	$-	$1,512	$-
0.65%	16	5	-	89	-	-	220	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	55	-	-	37	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	748	-	-	-	-	287	-
1.00%	165	166	235	246	247	55	-	113
1.05%	-	-	-	31	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	11,455	372	-	4,342	2,985	-	17,495	-
1.20%	-	-	-	-	-	-	-	-
1.25%	6,096	12,816	-	15,397	5,957	-	10,575	-
1.30%	-	-	61	47	-	88	-	71
1.35%	7,799	39,301	7	8,687	2,811	-	22,877	16
1.40%	6,131	3,112	-	1,069	745	-	5,361	-
1.45%	6,568	1,284	-	1,024	574	-	1,757	-
1.55%	1,754	1,081	-	9,073	1,743	-	20,663	-
1.60%	7,193	38,531	-	63,818	8,533	-	11,385	-
1.65%	9,234	112,047	-	33,697	3,490	53	20,399	-
1.80%	10,533	7,311	-	8,875	1,788	-	6,252	-
1.85%	369	3,721	-	1,292	292	-	2,181	-
1.90%	1,243	13,219	-	18,918	3,029	-	1,918	-
1.95%	255	459	-	4,856	1,840	-	5,041	-
2.00%	805	315	-	565	87	-	1,268	-
2.05%	-	-	-	-	-	-	1,286	-
2.10%	14	-	-	5,015	7,317	-	2,195	-
2.15%	535	1,683	-	1,154	-	-	709	-
2.20%	1,069	3,030	-	70	52	-	4	-
2.25%	-	-	-	293	-	-	346	-
2.30%	-	-	-	-	95	-	-	-
2.35%	-	-	-	818	-	-	3,026	-
2.40%	-	-	-	-	-	-	-	-
2.45%	1,672	-	-	160	-	-	-	-
2.50%	882	516	-	-	5	-	1,224	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	8,831	-	-	-	-	-	-

Totals	$74,297	$248,707	$303	$181,420	$47,168	$196	$138,018	$200

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	CAF2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

0.45%	$69	$27	$1,043	$484	$533	$6,538	$457	$1,738
0.65%	542	98	34	-	38	600	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	2,325	-	543	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	23	603	2,359	807	3,038	1,035	912
1.05%	-	-	-	-	-	3,655	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,727	11,036	12,101	2,332	26,652	55,151	19,862	11,009
1.20%	-	-	84	-	-	5,132	757	264
1.25%	4,305	8,570	10,374	8,047	9,234	13,716	5,777	19,089
1.30%	-	-	-	-	-	2,075	2,702	75
1.35%	1,366	20,560	12,137	426	25,788	67,139	26,133	37,959
1.40%	324	2,468	632	85	2,312	19,660	9,373	18,179
1.45%	679	394	4,028	2,974	268	5,046	2,021	10
1.55%	1,984	2,404	3,107	5,788	19,387	42,361	16,607	8,520
1.60%	1,711	29,037	4,877	8,949	13,560	21,946	11,678	11,193
1.65%	2,021	450	6,840	20,037	44,786	38,156	3,664	17,147
1.80%	1,216	5,642	1,297	1,093	1,647	6,262	1,192	106
1.85%	6	72	-	118	1,280	8,632	1,010	341
1.90%	2,766	4,161	1,453	2,102	2,539	5,134	3,833	15,459
1.95%	279	1,332	739	1,249	3,284	4,332	2,084	7,310
2.00%	438	-	1,587	-	79	2,977	-	215
2.05%	12	-	-	-	-	-	-	1,261
2.10%	414	1,357	238	293	-	940	-	3,021
2.15%	1,466	102	40	-	1,928	-	217	240
2.20%	54	-	-	30	7	141	-	15
2.25%	-	-	-	165	-	-	-	688
2.30%	1,391	-	703	3,032	-	51	-	726
2.35%	47	-	-	-	-	26	-	2,473
2.40%	-	-	-	-	-	-	-	-
2.45%	826	-	-	-	45	698	2,538	525
2.50%	4,011	30	-	297	1,390	2,640	263	1,431
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$27,654	$87,763	$61,917	$62,185	$155,564	$316,589	$111,203	$159,906

	MCIF	SAM	NVMIG6	GVDIV2	NVMLG2	NVMLV2	NVMMG1	NVMMG2

0.45%	$676	$-	$654	$241	$867	$791	$-	$594
0.65%	-	-	94	-	95	135	-	32
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	36	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	91	-	-
1.00%	381	-	28	16	232	107	-	125
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,337	-	1,390	3,091	4,732	3,348	175	3,975
1.20%	58	-	-	-	-	21	-	49
1.25%	6,507	-	4,760	3,252	5,822	9,147	-	9,088
1.30%	423	1,359	44	55	-	9	-	74
1.35%	3,963	-	7,703	8,826	2,025	2,856	2,304	7,348
1.40%	333	-	928	131	1,436	1,886	764	533
1.45%	483	-	546	1,063	942	1,362	-	3,632
1.55%	2,616	-	5,201	3,776	5,696	6,755	34	7,797
1.60%	5,962	-	8,030	15,324	5,782	4,281	248	11,348
1.65%	8,953	-	6,224	5,327	4,992	10,357	-	19,269
1.80%	3,653	-	2,537	3,543	18,048	19,470	-	12,075
1.85%	943	-	305	116	120	793	-	1,104
1.90%	3,014	-	11,724	6,957	3,937	5,902	-	8,845
1.95%	1,134	-	4,145	1,140	4,592	6,341	-	1,985
2.00%	178	-	105	394	1,696	1,635	-	1,567
2.05%	-	-	-	-	-	-	-	-
2.10%	142	-	842	2,792	5,542	4,893	-	7,341
2.15%	43	-	35	310	757	3,207	-	1,397
2.20%	33	-	-	-	-	-	-	53
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	1,352
2.35%	21	-	-	-	331	135	-	620
2.40%	-	-	-	-	47	-	-	52
2.45%	17	-	872	918	132	227	-	893
2.50%	-	-	-	-	3,862	-	-	987
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$40,870	$1,359	$56,203	$57,272	$71,685	$83,749	$3,525	$102,135

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF

0.45%	$2,254	$259	$-	$2,206	$-	$214	$-	$1,010
0.65%	57	46	-	136	-	89	-	154
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	184	-	-	-	50
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	43	-	-	-	-
1.00%	295	-	400	-	95	-	110	125
1.05%	-	-	-	-	-	-	-	17
1.10%	-	-	-	-	-	-	-	-
1.15%	5,542	3,460	24	1,898	40	7,481	-	504
1.20%	5	-	-	-	81	4	-	-
1.25%	12,100	3,175	-	5,539	-	3,351	-	5,556
1.30%	114	-	105	-	-	-	-	271
1.35%	12,982	3,984	-	5,837	3	13,318	-	2,191
1.40%	950	1,250	-	3,322	-	3,307	-	1,416
1.45%	1,832	97	-	392	-	394	-	7,973
1.55%	7,531	4,488	-	5,012	-	5,984	-	5,002
1.60%	16,407	5,112	-	10,195	-	2,961	-	5,093
1.65%	11,003	2,285	5	6,941	-	3,358	-	15,693
1.80%	6,098	9,097	-	6,027	-	1,333	-	2,833
1.85%	2,311	80	-	1,024	-	140	-	1,205
1.90%	8,294	3,688	-	6,195	-	888	-	14,550
1.95%	3,415	347	-	1,902	-	158	-	2,216
2.00%	877	1,100	-	338	-	-	-	289
2.05%	21	-	-	-	-	-	-	-
2.10%	3,639	3,375	-	3,009	-	1,204	-	3,920
2.15%	606	893	-	645	-	-	-	1,576
2.20%	-	258	-	818	-	-	-	-
2.25%	-	-	-	-	-	-	-	286
2.30%	-	-	-	-	-	-	-	-
2.35%	261	165	-	181	-	-	-	261
2.40%	-	26	-	-	-	-	-	-
2.45%	635	64	-	377	-	-	-	91
2.50%	-	993	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$97,229	$44,242	$534	$62,221	$219	$44,184	$110	$72,282

	NVSTB2	NVOLG2	NVTIV3	EIF2	NVRE2	NVMM2	NVLM2	NVLCA2

0.45%	$570	$-	$-	$-	$386	$101,886	$3,018	$309
0.65%	663	-	-	-	130	12,923	-	26
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	1,595	170	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	76	-	-
1.00%	14	301	72	171	404	5,893	169	-
1.05%	-	-	-	-	-	145	-	-
1.10%	-	-	-	-	-	232	-	-
1.15%	18,793	-	56	-	4,763	279,861	-	445
1.20%	-	49	-	-	317	381	-	3
1.25%	13,626	-	-	-	9,252	335,839	29,335	3,574
1.30%	415	61	127	-	-	390	88	-
1.35%	11,386	194	3	-	4,667	560,901	13	27
1.40%	93	-	-	-	622	143,638	597	304
1.45%	729	-	-	-	1,848	62,795	-	27
1.55%	27,367	-	-	-	4,378	284,207	958	751
1.60%	5,188	-	-	-	1,978	337,566	22,930	1,154
1.65%	6,119	3	-	-	5,248	386,567	14,968	8,472
1.80%	2,613	-	-	-	2,407	398,580	346	626
1.85%	21,017	-	-	-	849	39,386	32	-
1.90%	2,505	-	-	-	5,454	150,553	11,380	2,656
1.95%	2,963	-	-	-	880	41,261	-	90
2.00%	515	-	-	-	331	12,005	-	-
2.05%	-	-	-	-	-	502	-	-
2.10%	632	-	-	-	2,408	111,097	-	-
2.15%	79	-	-	-	66	29,885	3,579	-
2.20%	30	-	-	-	106	21,081	-	24
2.25%	2	-	-	-	-	3,014	-	-
2.30%	-	-	-	-	-	29,155	-	599
2.35%	246	-	-	-	-	6,722	-	-
2.40%	-	-	-	-	-	207	-	-
2.45%	367	-	-	-	278	16,399	-	-
2.50%	-	-	-	-	599	13,095	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$115,932	$608	$258	$171	$47,371	$3,387,837	$87,583	$19,087

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX1	NVMGA2	NBARMS

0.45%	$2	$-	$-	$-	$721	$733	$-	$-
0.65%	16	16	-	-	39	359	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	91	228	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	1,173	263	2,164	24	113
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	281	-	15	-	778	3,834	-	-
1.20%	-	-	-	-	97	352	-	-
1.25%	247	594	5,291	1,293	2,831	52,383	-	172
1.30%	-	-	-	-	295	1,746	245	9
1.35%	333	67	1,182	26	2,396	13,153	358	47
1.40%	-	-	376	-	22	599	-	81
1.45%	4,022	147	-	-	28	5,884	-	18
1.55%	1,564	11,231	1,363	3,135	1,626	15,609	-	1,220
1.60%	390	489	610	195	6,888	18,876	-	50
1.65%	6,897	1,351	4,410	122	9,932	11,958	-	715
1.80%	892	1,149	211	379	2,208	16,186	-	-
1.85%	1,433	352	877	-	496	10,337	-	-
1.90%	748	366	298	345	3,333	9,085	-	-
1.95%	-	19	-	1,610	1,240	3,690	-	52
2.00%	-	180	-	41	-	322	-	-
2.05%	-	-	-	-	-	246	-	-
2.10%	187	409	-	85	109	1,324	-	150
2.15%	-	3,106	-	-	942	2,817	-	-
2.20%	405	4	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	32	-	-	104	413	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	262	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$17,417	$19,512	$14,633	$8,404	$34,348	$172,423	$855	$2,627

	NO7TB	NOVMH2	NOVPI2	NOTBBA	PMUBA	PMVSTA	ALVBWB	ACVIG

0.65%	$339	$29	$68	$7	$-	$-	$486	$84
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	66	-	-	82
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	82	55	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,264	782	2,060	2,046	214	-	1,007	3,897
1.20%	-	-	-	-	-	7	-	-
1.25%	2,592	6,118	18,425	40,883	6,736	-	6,338	7,465
1.30%	-	-	-	-	-	78	-	-
1.35%	2,633	570	1,096	4,355	1,734	17	5,711	6,063
1.40%	48	-	-	4	218	-	1,086	2,575
1.45%	610	4,834	5,066	1,383	2,419	-	-	828
1.55%	8,425	7,929	13,619	11,409	14,139	-	357	8,322
1.60%	431	10,559	26,957	15,490	5,102	-	4,212	8,082
1.65%	4,966	46,600	43,690	133,335	14,588	-	1,024	6,622
1.80%	693	3,426	8,555	24,839	1,001	-	485	1,522
1.85%	222	3,856	4,686	9,952	4,174	-	-	492
1.90%	2,763	20,037	16,813	6,729	2,481	-	-	4,729
1.95%	2,028	2,019	7,408	1,414	10,026	-	164	2,952
2.00%	-	191	395	2,131	218	-	-	84
2.05%	-	-	-	-	-	-	-	-
2.10%	2,653	4,231	1,909	1,160	208	-	-	788
2.15%	-	676	1,514	-	146	-	241	1,084
2.20%	-	97	-	3,626	1,410	-	-	1,022
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	939	-
2.35%	-	214	20	33	-	-	-	7
2.40%	-	-	988	-	-	-	-	-
2.45%	778	-	495	-	-	-	-	127
2.50%	-	83	79	-	-	-	-	224
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$30,445	$112,647	$154,310	$260,823	$65,168	$157	$22,292	$57,362

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	ACVIP2	ACVU1	ACVV	DVMCSS	FQB	FC2	FAM2	FB2

0.45%	$956	$-	$743	$236	$-	$-	$1,672	$-
0.65%	745	-	104	94	-	-	516	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	130	-	142	232	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	69	-	-	63	-	-
1.00%	104	-	23	420	-	-	-	137
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,810	3,821	6,347	360	-	15,231	1,369	-
1.20%	93	-	-	20	-	-	-	26
1.25%	20,459	-	9,386	3,384	-	-	1,837	-
1.30%	97	-	-	161	67	-	-	50
1.35%	4,727	660	20,858	2,148	-	26,689	892	-
1.40%	3,463	339	4,354	1,437	-	13,071	259	-
1.45%	5,158	-	4,663	132	-	-	467	-
1.55%	34,499	31	13,832	2,333	-	8,713	658	-
1.60%	20,532	168	3,890	2,020	-	2,021	1,227	-
1.65%	18,286	-	2,919	3,770	-	-	5,670	-
1.80%	8,658	-	1,042	1,886	-	-	3,297	-
1.85%	7,194	-	390	662	-	-	-	-
1.90%	11,381	-	1,958	4,691	-	-	830	-
1.95%	10,363	-	1,727	1,330	-	-	399	-
2.00%	279	-	22	143	-	-	98	-
2.05%	-	-	1,232	-	-	-	-	-
2.10%	1,759	-	218	136	-	-	-	-
2.15%	5,922	-	1,077	2,119	-	-	1,960	-
2.20%	-	-	688	-	-	-	-	-
2.25%	-	-	342	-	-	-	-	-
2.30%	-	-	-	-	-	-	4,797	-
2.35%	371	-	2,432	130	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	1,596	-	675	45	-	-	463	-
2.50%	203	-	959	3,505	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$160,785	$5,019	$80,092	$31,394	$67	$65,788	$26,411	$213

	FEI2	FG2	FHI2	FTVIS2	FTVMD2	FTVGI2	FTVFA2	SBVI

0.45%	$896	$3,545	$2,230	$1,366	$591	$20	$257	$-
0.65%	175	913	75	613	21	-	263	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	341	-	113	-	152	228	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	155	-	-	-	-	263	-
1.00%	-	1,592	-	83	164	1,075	80	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	12,358	11,463	3,159	4,899	2,598	-	14,402	-
1.20%	-	99	-	243	48	181	-	-
1.25%	10,667	29,394	4,624	17,145	10,188	959	7,481	-
1.30%	-	360	-	53	106	689	135	25,986
1.35%	23,437	22,864	2,204	24,665	6,424	652	11,008	-
1.40%	5,327	5,011	26	2,367	824	-	8,576	-
1.45%	1,841	4,893	1,653	21,660	3,758	610	623	-
1.55%	13,206	28,436	2,257	14,401	19,009	1,403	6,211	-
1.60%	20,309	18,124	3,663	15,342	7,328	854	3,040	-
1.65%	8,552	44,761	12,935	26,922	3,428	2,891	2,514	-
1.80%	10,078	30,646	3,191	12,089	2,985	633	3,138	-
1.85%	1,653	2,418	1,084	6,475	1,307	495	27	-
1.90%	5,721	12,705	1,843	7,210	8,969	818	489	-
1.95%	4,380	4,593	1,341	10,710	1,880	1,169	1,843	-
2.00%	324	2,542	225	2,497	250	-	38	-
2.05%	487	-	-	1,709	-	-	-	-
2.10%	752	2,802	1,388	18,373	1,875	84	-	-
2.15%	3,749	6,151	137	11,316	1,724	69	1,170	-
2.20%	143	1,459	-	2,536	647	-	232	-
2.25%	132	-	-	134	-	-	-	-
2.30%	-	1,120	-	-	-	-	-	-
2.35%	1,354	864	-	6,291	-	-	-	-
2.40%	-	-	-	687	-	-	-	-
2.45%	2,568	3,064	934	1,826	75	-	233	-
2.50%	624	1,589	1,363	501	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$128,733	$241,904	$44,332	$212,226	$74,199	$12,754	$62,251	$25,986

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	SBVSG2	LPWHY2	OVIGS	OVGSS	OVSCS	PMVAAD	PMVFAD	PMVLAD

0.45%	$-	$574	$-	$312	$-	$1,249	$246	$2,396
0.65%	-	210	-	1,042	-	296	527	497
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	16	-	-	232	-	62	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	31	-	-
1.00%	6	195	144	461	82	18	163	-
1.05%	-	10	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	342	40	3,514	-	6,813	927	11,058
1.20%	3	64	82	3	3	-	-	-
1.25%	-	3,476	-	10,038	-	5,695	1,255	33,667
1.30%	172	168	127	3	138	-	28	-
1.35%	-	434	1	2,192	362	10,307	1,508	16,022
1.40%	-	-	-	1,387	-	804	113	2,605
1.45%	-	1,678	-	1,290	-	10,541	260	25,117
1.55%	-	4,511	-	5,638	-	25,879	11,595	75,574
1.60%	-	2,764	-	7,130	-	4,061	6,214	27,949
1.65%	6	3,466	213	7,479	-	33,342	573	18,849
1.80%	-	2,027	-	9,373	-	3,623	739	7,774
1.85%	-	3,675	-	1,031	-	1,499	146	3,067
1.90%	-	3,910	-	2,888	-	12,145	3,767	24,864
1.95%	-	545	-	1,098	-	11,446	1,080	5,495
2.00%	-	214	-	474	-	895	251	424
2.05%	-	-	-	12	-	-	-	6,451
2.10%	-	2,530	-	6,262	-	1,422	2,550	659
2.15%	-	2,705	-	2,971	-	3,033	31	2,702
2.20%	-	45	-	8	-	3,356	-	-
2.25%	-	-	-	-	-	-	-	1,759
2.30%	-	-	-	366	-	-	-	-
2.35%	-	38	-	223	-	263	-	15,479
2.40%	-	-	-	79	-	-	-	-
2.45%	-	-	-	948	-	372	-	610
2.50%	-	-	-	1,483	-	-	-	5,339
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$187	$33,597	$607	$67,705	$817	$137,090	$32,035	$288,357

	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PVEIB

0.45%	$1,989	$182	$611	$799	$12,086	$17	$-	$-
0.65%	576	46	265	208	761	101	-	-
0.70%	-	64	65	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	58	8	-	25	30	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	185	195	324	48	133	-
1.00%	817	16	10	-	23	-	-	257
1.05%	-	-	3	2	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	15,509	525	4,401	2,306	32,622	1,936	538	95
1.20%	12	-	-	-	-	-	-	42
1.25%	17,782	3,188	8,251	15,428	42,065	1,642	1,018	-
1.30%	288	15	44	-	-	-	-	134
1.35%	26,654	1,162	4,274	4,190	79,353	2,421	2,279	9
1.40%	4,390	-	394	1,788	9,449	462	561	-
1.45%	5,819	2,722	531	3,887	2,558	-	-	-
1.55%	38,308	7,951	4,628	13,231	46,074	258	1,840	12
1.60%	44,325	4,010	4,329	17,285	48,773	226	228	-
1.65%	33,524	2,216	5,316	16,143	84,727	-	467	-
1.80%	11,415	399	1,118	4,080	11,997	244	346	-
1.85%	5,193	340	481	4,644	1,418	-	-	-
1.90%	29,011	1,071	4,398	6,720	19,222	155	-	-
1.95%	8,194	529	5,729	4,409	6,170	42	-	-
2.00%	3,550	125	45	327	254	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	7,861	250	3,400	850	4,738	978	78	-
2.15%	2,164	-	329	1,461	5,285	-	-	-
2.20%	1,198	-	124	-	3	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	68	-	-	-	-	-	-	-
2.35%	169	107	76	253	5	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	3,699	20	584	494	710	-	-	-
2.50%	-	42	-	216	83	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$262,573	$24,988	$49,591	$98,941	$408,730	$8,530	$7,488	$549

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	AVIE2	PROUSN	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO

0.45%	$-	$119	$24,142	$64	$110	$3	$1,161	$693
0.65%	-	45	2,935	59	-	4	251	249
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	140	-	76	-	-	811
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	11	-	319	-	353	-	-	1,312
1.05%	-	-	61	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	32	842	18,706	375	1,378	175	557	3,222
1.20%	-	-	-	-	11	11	-	51
1.25%	-	1,269	51,670	4,464	1,218	3,936	1,318	23,578
1.30%	5	-	-	-	-	-	-	-
1.35%	-	521	44,487	1,816	1,540	695	1,594	17,287
1.40%	-	106	3,243	33	45	8	72	2,353
1.45%	-	41	11,285	269	783	268	1,898	5,862
1.55%	-	3,402	31,281	2,958	1,634	1,262	1,448	19,905
1.60%	-	1,107	33,616	9,400	3,500	539	661	25,768
1.65%	-	144	67,184	3,590	649	1,971	2,576	13,174
1.80%	-	11,505	26,791	2,673	989	1,989	1,967	4,787
1.85%	-	195	5,474	1,205	204	299	811	889
1.90%	-	2,551	13,262	3,548	2,456	1,975	3,436	12,532
1.95%	-	216	7,777	376	1,211	317	1,924	8,763
2.00%	-	519	859	21	340	829	40	694
2.05%	-	-	-	-	-	-	-	17
2.10%	-	6,909	6,415	915	2,980	925	87	4,099
2.15%	-	3,080	727	239	801	7,131	531	9,070
2.20%	-	2,196	33	214	8	-	142	447
2.25%	-	-	-	-	-	-	97	-
2.30%	-	6	-	-	-	-	102	-
2.35%	-	62	265	69	5	-	29	148
2.40%	-	-	10	-	-	-	-	-
2.45%	-	112	637	33	34	-	151	549
2.50%	-	1,206	-	-	-	94	-	1,215
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$48	$36,153	$351,319	$32,321	$20,325	$22,431	$20,853	$157,475

	PROBL	PROCG	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND

0.45%	$9,278	$611	$1,636	$731	$268	$90	$507	$623
0.65%	725	-	50	96	59	64	216	106
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	187	1,136	6	-	-	-	24
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	597	-	1,966	65	106	-	-	48
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	10,695	2,172	2,618	1,883	3,409	1,521	5,541	4,841
1.20%	-	60	78	517	-	14	-	11
1.25%	19,403	12,555	32,511	6,639	2,103	17,383	25,584	9,504
1.30%	-	-	-	-	-	-	-	-
1.35%	7,448	3,594	6,477	4,012	4,388	1,430	14,753	5,634
1.40%	225	667	907	201	970	118	990	1,329
1.45%	1,398	2,302	4,540	1,020	1,853	996	3,177	743
1.55%	10,321	5,118	8,493	3,622	5,411	5,042	25,874	3,152
1.60%	33,391	17,265	29,370	6,193	18,190	18,622	41,702	11,279
1.65%	37,425	11,637	25,388	2,741	3,730	12,344	23,723	11,463
1.80%	15,577	8,201	10,650	1,620	8,107	5,743	18,780	4,953
1.85%	8,983	1,874	3,303	1,575	1,812	1,041	3,833	1,344
1.90%	15,559	2,873	6,040	1,732	6,169	5,072	15,123	3,876
1.95%	5,396	1,395	1,490	1,141	940	974	7,778	833
2.00%	1,538	824	1,468	283	358	976	2,323	373
2.05%	-	-	12	14	-	-	-	-
2.10%	4,562	1,440	6,184	2,629	1,625	2,940	8,510	1,222
2.15%	1,213	393	957	322	2,919	852	3,953	239
2.20%	476	-	223	130	-	-	405	202
2.25%	314	-	-	-	-	-	-	-
2.30%	1,540	-	-	2	70	-	1,090	-
2.35%	4,272	317	487	214	149	102	222	157
2.40%	-	-	10	12	-	-	-	-
2.45%	6,217	477	619	165	21	433	416	112
2.50%	6,026	127	9	-	55	56	102	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$202,579	$74,089	$146,622	$37,565	$62,712	$75,813	$204,602	$62,068

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	PROINT	PRONET	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE

0.45%	$2,155	$348	$777	$4,111	$185	$510	$169	$836
0.65%	328	-	266	1,119	63	34	802	1
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	52	9	-	7	-	34	-	56
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	759	54	-	30	-	219	-	359
1.05%	-	-	3	9	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	9,548	1,294	1,323	6,878	2,434	2,503	672	2,875
1.20%	-	25	-	18	-	35	104	20
1.25%	14,907	11,888	9,918	25,369	15,817	14,327	1,777	9,610
1.30%	-	-	-	-	-	-	-	-
1.35%	10,447	3,398	5,742	6,903	6,037	7,224	1,810	6,804
1.40%	427	1,431	378	4,416	740	559	472	453
1.45%	3,240	3,016	3,680	2,978	2,086	3,384	294	1,695
1.55%	4,598	7,620	6,631	12,188	16,930	13,827	6,111	9,514
1.60%	7,776	19,101	16,380	31,254	63,320	8,915	2,677	23,705
1.65%	7,536	13,430	8,566	6,151	13,239	4,252	923	14,588
1.80%	3,800	4,213	4,354	9,077	10,249	4,439	1,682	4,829
1.85%	308	1,137	1,108	3,565	47	1,691	480	1,079
1.90%	6,748	7,482	5,885	7,402	32,509	4,307	756	4,724
1.95%	1,765	1,982	2,606	1,344	1,530	1,434	559	3,387
2.00%	1,236	899	373	1,069	1,194	1,497	405	822
2.05%	20	-	8	-	482	-	249	-
2.10%	975	1,383	3,024	3,251	3,761	4,854	4,939	951
2.15%	385	663	674	1,674	31,000	10,661	4,826	1,222
2.20%	91	47	441	289	137	10	31	519
2.25%	-	-	-	226	132	-	69	-
2.30%	-	-	-	404	76	-	24	-
2.35%	103	476	542	1,804	1,368	507	493	442
2.40%	78	32	14	-	-	-	-	-
2.45%	1,157	698	81	1,708	69	483	-	311
2.50%	-	9	-	-	945	926	357	21
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$78,439	$80,635	$72,774	$133,244	$204,350	$86,632	$30,681	$88,823

	PRORRO	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP

0.45%	$146	$88	$835	$381	$435	$234	$35	$283
0.65%	150	-	60	22	44	59	-	14
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	50	31	-	301	-	1
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	45	-	-	-	-	-	3
1.05%	1	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	388	798	3,058	1,419	60	1,412	324	2,596
1.20%	-	-	-	-	-	187	29	-
1.25%	1,208	5,538	627	394	854	8,701	4,543	3,574
1.30%	-	-	-	-	-	-	-	-
1.35%	1,762	5,185	1,478	203	947	2,341	1,012	3,970
1.40%	137	117	126	124	143	246	345	449
1.45%	135	859	23	7	41	1,335	512	792
1.55%	242	2,464	661	448	229	5,651	750	2,897
1.60%	990	5,210	652	522	358	16,226	6,753	14,290
1.65%	517	1,219	1,026	339	326	14,527	5,642	5,003
1.80%	1,615	909	295	96	303	13,110	2,882	7,376
1.85%	16	670	169	57	363	1,317	348	74
1.90%	212	791	748	351	513	3,569	1,370	4,903
1.95%	445	501	329	414	52	2,255	267	798
2.00%	352	-	265	144	30	382	385	842
2.05%	-	-	43	17	-	15	-	-
2.10%	2,289	3,139	184	10	324	1,268	109	4,109
2.15%	455	152	215	1,830	4,216	8,394	187	6,355
2.20%	174	47	117	-	47	-	-	197
2.25%	-	-	-	-	32	-	-	-
2.30%	-	-	53	42	45	-	-	4
2.35%	-	28	112	-	13	79	-	-
2.40%	-	-	90	42	1	-	-	-
2.45%	-	23	86	-	97	237	-	-
2.50%	-	-	-	-	97	150	-	89
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$11,234	$27,783	$11,302	$6,893	$9,570	$81,996	$25,493	$58,619

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	PROUN	PROUTL	RVMFU	RSRF	RVAMR	RBKF	RBMF	RVBER

0.45%	$2,091	$433	$405	$143	$1,182	$624	$47	$484
0.65%	259	39	51	7	-	56	11	-
0.70%	-	-	-	-	-	-	159	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	209	69	74	722	-	-	204
0.90%	-	-	-	-	-	-	15	-
0.95%	-	-	-	-	-	-	95	-
1.00%	-	276	402	25	486	233	-	134
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	78	153	-	-	-	-
1.15%	1,674	1,237	2,857	15,464	46,414	3,120	10,204	17,913
1.20%	-	31	199	-	-	15	-	-
1.25%	10,286	11,713	4,363	12,075	20,335	5,738	4,835	16,788
1.30%	-	-	384	27	-	-	-	-
1.35%	4,751	3,158	10,002	22,059	29,973	8,923	10,834	12,153
1.40%	358	317	951	5,124	1,949	4,110	4,070	749
1.45%	347	2,409	3,676	4,302	215	1,770	498	159
1.55%	954	5,517	12,557	33,544	57,311	3,480	2,527	56,075
1.60%	13,773	7,841	9,331	6,780	10,473	6,039	4,297	7,532
1.65%	2,212	8,835	7,140	7,018	11,336	1,998	1,844	6,578
1.80%	27,360	5,763	4,043	2,114	4,438	2,674	971	2,419
1.85%	2,022	1,722	2,388	479	65	910	4	35
1.90%	3,780	3,350	7,968	3,892	7,588	19,132	1,029	4,912
1.95%	2,134	1,033	1,375	1,084	6,905	517	149	3,671
2.00%	696	1,064	383	1,086	8,167	531	115	6,057
2.05%	-	756	-	-	-	-	14	-
2.10%	14,007	1,148	722	1,091	3,244	1,819	483	1,704
2.15%	3,431	3,006	104	128	6,599	467	548	1,359
2.20%	5,631	129	47	459	1,646	-	273	116
2.25%	147	206	-	-	-	-	-	-
2.30%	313	-	-	-	801	-	-	3,109
2.35%	128	1,574	140	57	-	368	-	-
2.40%	-	-	-	66	256	12	4	137
2.45%	1,663	300	-	-	5,262	29	43	1,021
2.50%	2,826	618	-	-	7,590	-	2	6,845
2.55%	-	-	-	-	96	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$100,843	$62,684	$69,635	$117,251	$233,053	$62,565	$43,071	$150,154

	RBF	RVCLR	RVCMD	RCPF	RVLDD	RELF	RENF	RESF

0.45%	$1,647	$3,099	$118	$2,834	$615	$229	$513	$131
0.65%	165	14	102	198	18	19	47	253
0.70%	-	-	-	160	-	129	201	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	334	-	-	16	-	121	-
0.90%	104	-	-	56	-	46	17	-
0.95%	-	-	-	225	-	93	74	-
1.00%	-	214	59	339	-	41	105	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	21,161	37,741	3,118	19,222	18,165	7,292	10,901	5,613
1.20%	209	-	-	-	20	42	30	10
1.25%	52,189	15,407	2,493	18,256	21,238	7,767	13,449	9,981
1.30%	-	-	-	-	-	-	-	-
1.35%	39,331	12,329	7,958	27,016	16,940	15,724	24,380	17,680
1.40%	12,327	776	470	11,341	3,277	7,754	6,706	2,488
1.45%	6,080	1,028	892	1,710	176	1,666	2,185	1,380
1.55%	26,866	166,249	3,279	13,811	15,274	2,162	19,552	14,503
1.60%	44,977	19,019	1,748	10,584	3,289	6,638	57,669	54,627
1.65%	15,435	14,537	1,638	13,123	1,312	3,213	16,693	10,599
1.80%	9,785	6,096	1,722	4,946	12,073	1,421	14,127	10,119
1.85%	2,866	6	422	613	1,115	467	1,363	964
1.90%	21,396	14,257	1,745	12,692	2,619	2,627	40,776	29,926
1.95%	4,783	14,355	433	1,208	1,178	449	15,542	1,415
2.00%	2,272	4,146	2,803	946	701	45	1,989	138
2.05%	-	-	-	25	3	-	-	-
2.10%	5,676	4,156	2,771	977	1,690	1,461	2,278	578
2.15%	11,279	191	110	563	524	344	7,014	254
2.20%	2,947	6,537	4	354	1,515	244	591	4
2.25%	-	-	-	-	-	-	-	-
2.30%	312	-	-	432	-	-	221	53
2.35%	507	-	47	312	33	88	97	34
2.40%	509	25	25	19	362	-	32	-
2.45%	1,182	436	-	437	67	7	549	-
2.50%	1,377	16,211	20	316	595	4	361	20
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$285,382	$337,163	$31,977	$142,715	$102,815	$59,972	$237,583	$160,770

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	RLCE	RFSF	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC

0.45%	$135	$426	$7,839	$5,595	$275	$228	$775	$3
0.65%	5	51	2,147	580	81	9	541	5
0.70%	-	132	-	153	189	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	209	128	-	-	44	-
0.90%	-	-	-	72	-	-	-	-
0.95%	-	92	-	67	104	-	-	-
1.00%	-	-	235	842	25	-	-	-
1.05%	-	-	82	-	-	-	32	-
1.10%	-	-	39	-	-	-	-	-
1.15%	4,817	10,356	22,174	30,729	9,097	3,861	5,410	253
1.20%	-	262	-	229	172	-	-	-
1.25%	340	10,295	8,054	67,833	3,398	3,574	2,811	544
1.30%	-	-	-	-	-	-	-	-
1.35%	6,525	24,951	21,266	55,720	14,629	3,997	4,872	812
1.40%	2,430	5,871	5,178	19,591	9,380	2,974	646	126
1.45%	3	1,402	1,524	8,872	145	340	213	775
1.55%	1,494	9,146	9,752	31,258	8,206	4,002	2,875	2,978
1.60%	1,745	18,245	33,595	57,461	3,847	3,105	5,020	236
1.65%	151	5,166	9,555	21,191	1,011	1,304	3,051	1,006
1.80%	51	2,945	30,007	13,022	2,134	11,998	2,749	372
1.85%	23	458	1,268	2,244	330	356	323	-
1.90%	43	6,859	3,940	32,725	4,182	3,260	2,604	255
1.95%	172	1,009	5,123	4,583	976	286	3,984	209
2.00%	86	1,313	2,570	3,081	9	492	1,537	58
2.05%	-	-	90	62	-	-	13	-
2.10%	-	1,483	1,751	10,828	261	359	284	-
2.15%	157	1,144	748	5,914	335	5,429	277	5,164
2.20%	-	1,138	300	613	384	37	1,221	-
2.25%	-	-	-	-	-	-	-	-
2.30%	192	-	46	8,778	86	67	262	19
2.35%	1	-	153	1,053	-	50	89	-
2.40%	-	13	221	286	-	-	28	-
2.45%	-	290	159	2,873	4	102	195	-
2.50%	-	868	-	319	219	159	2	163
2.55%	-	-	55	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$18,370	$103,915	$168,080	$386,702	$59,479	$45,989	$39,858	$12,978

	RAF	RVISC	RUF	RLCJ	RLF	RMED	RVARS	RVF

0.45%	$164	$486	$241	$452	$572	$372	$711	$29,262
0.65%	3	78	58	120	129	87	337	1,552
0.70%	-	-	-	-	210	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	3	44	13	-	-	-	79	150
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	205	-	-	-
1.00%	-	-	33	-	279	-	74	-
1.05%	-	-	-	2	-	-	-	60
1.10%	-	-	-	-	-	-	285	-
1.15%	1,003	4,014	7,217	4,752	12,242	10,380	12,328	24,122
1.20%	-	-	-	-	268	-	8	33
1.25%	676	2,589	2,368	723	4,538	25,432	19,026	78,086
1.30%	-	-	-	-	-	-	45	-
1.35%	1,321	2,278	7,804	5,629	22,268	7,901	17,685	19,718
1.40%	105	360	918	1,886	11,015	2,266	851	3,921
1.45%	-	1,480	703	1,221	363	31	9,334	1,226
1.55%	1,163	5,277	4,469	3,503	8,782	3,636	16,658	23,088
1.60%	1,020	667	2,626	3,857	3,103	2,111	10,887	12,214
1.65%	1,070	266	1,069	2,448	6,236	882	5,784	10,689
1.80%	353	407	5,097	290	991	2,714	2,889	7,335
1.85%	1	240	1,117	23	27	400	654	5,854
1.90%	539	948	909	193	1,860	1,275	2,999	8,549
1.95%	33	400	142	107	186	2,120	2,669	2,746
2.00%	49	141	1,815	93	-	1,140	885	1,438
2.05%	6	7	6	-	-	-	-	492
2.10%	62	69	597	402	778	1,826	816	4,905
2.15%	3,714	4,360	4,890	267	367	983	476	1,477
2.20%	-	-	-	-	454	2,075	159	679
2.25%	-	-	-	-	-	-	-	-
2.30%	3	27	19	-	657	-	478	-
2.35%	-	-	14	21	-	26	88	168
2.40%	9	29	15	17	7	62	-	466
2.45%	-	-	-	4	138	692	-	162
2.50%	160	162	163	7	93	204	-	65
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$11,457	$24,329	$42,303	$26,017	$75,768	$66,615	$106,205	$238,457

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	ROF	RNF	RPMF	RREF	RRF	RMEK	RTF	RVLCG

0.45%	$17,055	$5,973	$2,303	$1,095	$1,688	$1,601	$2,545	$8,570
0.65%	1,195	619	353	158	213	327	360	1,345
0.70%	-	-	74	133	182	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	341	16	3	5	-	31	16	11
0.90%	-	-	5	-	-	-	-	-
0.95%	-	-	99	214	88	-	-	103
1.00%	-	-	-	278	867	-	-	7
1.05%	38	-	-	-	-	3	-	-
1.10%	579	695	-	71	-	400	-	-
1.15%	22,204	48,926	14,164	19,712	9,388	10,440	16,938	33,604
1.20%	22	-	11	10	-	-	-	31
1.25%	23,394	3,685	8,803	11,093	2,559	3,296	72,810	73,762
1.30%	-	-	-	-	-	-	-	-
1.35%	32,560	49,218	23,292	25,258	16,247	8,873	27,436	148,556
1.40%	3,129	8,410	15,332	7,974	7,680	1,283	1,209	16,100
1.45%	2,443	74	555	2,516	554	268	1,314	13,874
1.55%	29,640	13,501	10,984	13,896	7,508	7,228	5,767	42,116
1.60%	36,287	3,762	6,754	7,588	9,503	5,261	49,237	90,437
1.65%	39,402	5,987	11,556	8,641	2,718	2,512	4,525	72,772
1.80%	13,890	2,773	3,968	3,741	3,175	3,301	7,247	24,564
1.85%	1,194	3,209	305	1,254	704	153	1,396	4,999
1.90%	12,928	5,193	3,113	4,816	9,827	1,262	6,223	113,939
1.95%	6,311	2,527	7,390	7,030	737	2,556	863	17,886
2.00%	6,584	1,494	1,233	1,137	385	1,935	798	6,558
2.05%	175	1	362	9	-	105	138	639
2.10%	9,711	719	4,348	4,492	191	4,075	3,953	11,689
2.15%	2,420	1,738	809	2,333	554	247	1,442	3,552
2.20%	588	1,161	193	325	346	996	543	79
2.25%	-	524	62	-	-	-	-	138
2.30%	-	471	23	494	-	-	190	4,823
2.35%	42	1	565	261	373	337	231	1,998
2.40%	11	35	180	-	-	390	222	8
2.45%	-	335	64	896	-	35	1,428	1,212
2.50%	-	225	266	440	30	126	439	799
2.55%	159	175	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$262,302	$161,447	$117,169	$125,870	$75,517	$57,041	$207,270	$694,171

	RVLCV	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL

0.45%	$2,492	$4,737	$905	$4,754	$1,429	$1,795	$679	$142
0.65%	489	924	202	817	352	277	183	122
0.70%	-	-	-	-	-	-	141	-
0.80%	-	-	-	-	-	-	-	-
0.85%	17	272	2	157	3	101	-	-
0.90%	-	-	-	-	-	-	50	35
0.95%	96	93	82	64	-	29	92	-
1.00%	6	1,467	121	692	-	1	58	-
1.05%	5	15	2	19	4	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	26,658	28,854	11,882	11,061	6,381	6,709	13,206	1,827
1.20%	-	75	18	59	16	-	-	-
1.25%	35,114	40,641	9,556	32,577	14,611	1,989	6,632	1,900
1.30%	-	-	-	-	-	-	-	-
1.35%	47,019	51,337	20,951	65,961	15,714	4,975	30,892	2,989
1.40%	9,436	5,485	4,163	3,097	2,759	1,750	8,105	523
1.45%	5,626	4,611	1,505	3,541	853	236	2,865	1,520
1.55%	30,033	36,340	18,013	25,508	13,984	3,837	13,208	579
1.60%	83,876	87,796	20,632	33,541	16,566	3,847	8,629	1,789
1.65%	48,196	38,438	11,006	26,315	24,526	3,485	4,225	771
1.80%	10,155	20,405	11,332	16,604	9,094	2,027	4,611	575
1.85%	6,103	2,011	1,086	2,163	1,220	129	1,294	26
1.90%	62,531	67,837	29,729	58,347	15,730	2,205	29,339	1,729
1.95%	9,828	5,392	4,268	6,475	7,585	4,590	1,364	88
2.00%	2,078	1,915	232	2,378	138	1,320	740	-
2.05%	576	76	6	67	-	72	-	-
2.10%	15,362	11,735	4,734	12,299	3,614	305	3,498	1
2.15%	1,799	1,335	582	1,816	277	235	2,329	129
2.20%	64	61	-	-	43	-	263	-
2.25%	148	-	-	-	-	-	-	-
2.30%	184	10,138	36	5,249	-	1,050	1,369	-
2.35%	1,301	510	-	681	66	3	130	-
2.40%	8	-	-	25	-	177	-	-
2.45%	4,089	714	3,303	393	1,189	-	1,515	-
2.50%	539	351	32	17	-	-	4	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$403,828	$423,565	$154,380	$314,677	$136,154	$41,144	$135,421	$14,745

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	RTRF	RUTL	RVWDL	GVFRB	GSBLMO	RHYS	TRHS2	VWHAS

0.45%	$14	$1,667	$165	$486	$357	$199	$-	$-
0.65%	58	116	20	116	71	8	-	-
0.70%	146	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	95	5	-	-	-	-	26
0.90%	58	70	-	-	-	-	-	-
0.95%	174	-	-	-	-	-	-	-
1.00%	6	279	-	-	37	-	882	473
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	14,928	10,255	2,957	4,454	432	14,114	-	-
1.20%	104	19	-	-	-	-	1,757	172
1.25%	5,376	9,454	543	21,332	1,876	14,214	-	-
1.30%	-	-	-	-	85	-	438	399
1.35%	24,987	15,316	897	23,807	856	10,887	304	53
1.40%	8,593	6,309	155	1,555	-	75	-	-
1.45%	759	980	167	4,482	1,296	2,913	-	-
1.55%	5,630	5,173	310	15,011	8,223	1,430	2	10
1.60%	5,315	8,690	178	28,241	1,422	520	-	-
1.65%	5,889	4,880	222	17,840	1,544	829	248	142
1.80%	2,899	2,478	165	11,299	1,680	1,865	-	-
1.85%	251	825	61	4,858	271	2	-	-
1.90%	15,501	8,298	357	7,174	4,664	2,899	-	-
1.95%	335	4,132	58	4,332	118	28	-	-
2.00%	752	327	751	5,888	-	386	-	-
2.05%	-	12	6	-	-	-	-	-
2.10%	5,370	1,987	315	4,565	430	238	-	-
2.15%	786	799	69	1,212	-	-	-	-
2.20%	931	204	-	3,929	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	1,995	90	15	-	-	-	-	-
2.35%	15	182	-	15	67	-	-	-
2.40%	10	5	9	527	-	-	-	-
2.45%	411	36	4	1,227	-	-	-	-
2.50%	390	236	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$101,683	$82,914	$7,429	$162,350	$23,429	$50,607	$3,631	$1,275

	VWHA	WRASP	WRENG	DXVIMF	DXVIC	DXVHY	FC2R	FEI2R

0.45%	$315	$1,088	$-	$-	$-	$117	$-	$462
0.65%	52	199	-	-	-	-	-	104
0.70%	-	-	-	-	-	-	-	-
0.80%	-	72	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	166	-	-	-	-	31	-
1.00%	-	126	32	-	1	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,975	20,055	-	90	-	191	8,020	6,040
1.20%	-	139	-	-	-	-	-	-
1.25%	7,246	59,355	-	601	161	226	-	4,147
1.30%	-	158	17	-	-	-	-	-
1.35%	3,563	47,926	-	272	-	2,606	15,322	13,301
1.40%	306	23,934	-	50	-	9	6,876	3,087
1.45%	1,948	9,697	-	28	10	82	-	601
1.55%	8,518	52,867	21	170	161	7,096	5,456	6,430
1.60%	7,988	44,947	-	278	-	233	889	11,616
1.65%	8,395	37,092	5	395	-	5,832	-	3,204
1.80%	4,209	13,938	-	166	29	857	-	5,920
1.85%	3,545	5,798	-	-	-	115	-	438
1.90%	4,991	17,758	-	163	-	1,011	-	3,355
1.95%	4,238	6,525	-	243	43	21	-	2,170
2.00%	281	3,540	-	-	34	-	-	248
2.05%	194	-	-	-	-	-	-	25
2.10%	1,942	4,974	-	426	-	-	-	1,847
2.15%	420	4,330	-	-	-	-	-	2,460
2.20%	96	2,001	-	-	-	-	-	133
2.25%	52	-	-	-	-	-	-	7
2.30%	-	-	-	-	-	-	-	-
2.35%	379	364	-	-	-	-	-	256
2.40%	-	-	-	-	-	-	-	-
2.45%	239	1,271	-	-	-	-	-	1,282
2.50%	270	15	-	-	-	3,006	-	152
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$62,162	$358,335	$75	$2,882	$439	$21,402	$36,594	$67,285

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FG2R	FHI2R	ACVIG3	ACVU3	ACVV3	VWAR

0.45%	$1,328	$3,598	$823	$-	$1,115	$-
0.65%	718	70	140	-	163	-
0.70%	-	-	-	-	-	-
0.80%	-	-	-	-	-	-
0.85%	66	-	140	-	238	-
0.90%	-	-	-	-	-	-
0.95%	74	-	-	-	106	-
1.00%	221	-	-	-	53	-
1.05%	-	-	-	-	-	-
1.10%	-	-	-	-	-	-
1.15%	9,020	2,109	7,532	5,716	10,081	37
1.20%	-	-	-	-	5	-
1.25%	36,792	1,950	10,029	-	11,224	3,083
1.30%	-	-	-	-	-	-
1.35%	16,054	1,000	10,990	1,052	30,508	843
1.40%	2,836	16	4,512	380	7,111	-
1.45%	1,963	602	1,244	-	7,415	252
1.55%	14,048	1,456	8,827	49	19,995	1,590
1.60%	11,276	1,721	13,391	265	5,551	509
1.65%	15,031	1,885	7,702	-	2,952	556
1.80%	22,095	273	4,726	-	2,184	1,176
1.85%	241	582	698	-	453	222
1.90%	6,696	2,007	10,886	-	3,185	719
1.95%	1,522	546	3,084	-	1,224	188
2.00%	544	118	484	-	25	45
2.05%	-	-	-	-	-	-
2.10%	6,909	26	1,287	-	759	74
2.15%	2,180	145	1,747	-	244	649
2.20%	716	-	1,683	-	1,121	-
2.25%	-	-	-	-	-	-
2.30%	-	-	-	-	-	-
2.35%	323	-	340	-	9	-
2.40%	-	-	-	-	-	-
2.45%	1,089	501	170	-	1,076	-
2.50%	608	478	355	-	206	-
2.55%	-	-	-	-	-	-
2.85%	-	-	-	-	-	-

Totals	$152,350	$19,083	$90,790	$7,462	$107,003	$9,943

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $29,462,526 and $16,765,003, respectively, and total transfers from the Account to the fixed account were $29,582,514 and $16,851,051, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $1,270,117 and $1,293,658 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $433,647 and $709,188 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $1,599,625 and $1,206,401 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$1,613,774,034	$-	$-	$1,613,774,034

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 were as follows:

	Purchases of Investments	Sales of Investments
V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)	$647,790	$1,451
VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,312,965	3,371,000
VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)	1,303,902	206,106
Global Small Capitalization Fund - Class 4 (AMVGS4)	3,803,618	2,201,923
Insurance Series(R) - International Fund: Class 4 (AMVI4)	441,246	194,416
Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	1,029,798	1,969
Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	180,482	334
Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)	4,128,417	348,336
BlackRock High Yield V.I. Fund - Class III (BRVHY3)	416,124	586
Global Allocation V.I. Fund - Class III (MLVGA3)	11,348,583	7,368,607
VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)	547,765	11,136
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)	162,457	81,107
VIP Small Cap Value Series: Service Class (DWVSVS)	239,253	5,645
Floating-Rate Income Fund (ETVFR)	2,451,482	331,712
VIP Real Estate Portfolio: Service Class 2 (FRESS2)	305,612	370
VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)	3,171,545	914,543
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	546,858	97,481
VIT - Goldman Sachs High Quality Floating Rate Fund - Advisor Shares (GVHQFA)	2,717,058	1,402,982
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	1,699,097	571,901
VI Balanced-Risk Allocation Fund - Series II Shares (IVBRA2)	2,818,967	1,489,536
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)	78,795	356
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)	10,189	1
Balanced Portfolio: Service Shares (JABS)	92,177	268
Enterprise Portfolio: Service Shares (JAMGS)	785,146	13,278
Flexible Bond Portfolio: Service Shares (JAFBS)	683,537	563
Global Technology Portfolio: Service Shares (JAGTS)	265,390	5,463
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	2,569,569	1,949,476
ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)	241,504	575
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	464,344	583
Short Duration Income Portfolio: Class VC (LOVSDC)	658,356	17,565
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)	247,384	334
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)	384,247	387
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)	1,090,733	1,031,261
Utilities Series - Service Class (MVUSC)	161,811	320
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	740,401	5,107
The Merger Fund VL (MGRFV)	4,275,309	2,788,533
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)	2,101,350	830,651
Emerging Markets Debt Portfolio - Class II (MSEMB)	3,237,512	1,085,626
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)	754,696	597,673
Global Real Estate Portfolio - Class II (VKVGR2)	3,840,168	2,347,919
NVIT Bond Index Fund Class I (NVBX)	17,411,271	5,463,205
NVIT International Index Fund Class I (NVIX)	13,454,827	9,508,357
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)	2,220,706	211,750
NVIT Flexible Fixed Income Fund Class P (NVFIP)	752,447	210,615
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)	1,976,451	144,175
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)	1,118,389	84,901
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)	568,905	44,540
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	289,367	863
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	17,264,651	9,859,601
American Funds NVIT Bond Fund - Class II (GVABD2)	139,134	172
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,015,348	7,565
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,327,642	12,455
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	1,244,864	159,133
Federated NVIT High Income Bond Fund - Class I (HIBF)	290,404	973,230
NVIT Emerging Markets Fund - Class I (GEM)	2,428,105	1,563,905
NVIT Emerging Markets Fund - Class II (GEM2)	113,231	122
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	6,453	7
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	92,254	148
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	10,306,382	4,813,233
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	5,401,801	12,607,338
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	3,615,346	2,186,037
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	12,731,233	14,414,415
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	17,762,324	7,181,714
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	15,148,230	1,261,394
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	4,748,590	11,649,533
NVIT Core Bond Fund - Class II (NVCBD2)	248,990	278
NVIT Core Plus Bond Fund - Class II (NVLCP2)	13,827,057	16,810,665
NVIT Nationwide Fund - Class I (TRF)	6,128,709	5,115,365
NVIT Nationwide Fund - Class II (TRF2)	61,277	5,194
NVIT Government Bond Fund - Class I (GBF)	32,826,222	28,762,085

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

NVIT Government Bond Fund - Class II (GBF2)	186,298	162
American Century NVIT Growth Fund - Class II (CAF2)	5,185,669	2,925,792
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	1,857,231	2,882,574
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	10,121,212	8,635,798
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	1,775,362	2,181,323
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	7,097,576	5,502,438
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	27,812,028	6,362,153
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	5,543,390	2,296,288
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	8,562,181	5,185,707
NVIT Mid Cap Index Fund - Class I (MCIF)	7,236,220	2,733,105
NVIT Money Market Fund - Class I (SAM)	0	47,665
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	3,174,379	2,438,892
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	1,477,355	1,353,914
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	2,835,779	2,053,722
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	2,226,089	1,806,629
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	36,403	22,297
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	12,726,004	8,924,000
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	3,605,060	5,281,901
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	4,160,887	3,073,497
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	318,159	408
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	2,419,176	2,884,336
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	228,562	153
NVIT Multi-Manager Small Company Fund - Class I (SCF)	798,657	996,358
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	116,981	96
NVIT Multi-Sector Bond Fund - Class I (MSBF)	5,650,996	4,795,705
NVIT Short Term Bond Fund - Class II (NVSTB2)	6,535,827	7,356,857
NVIT Large Cap Growth Fund - Class II (NVOLG2)	380,414	2,216
Templeton NVIT International Value Fund - Class III (NVTIV3)	275,877	204
Invesco NVIT Comstock Value Fund - Class II (EIF2)	224,395	162
NVIT Real Estate Fund - Class II (NVRE2)	6,884,882	8,569,143
NVIT Money Market Fund - Class II (NVMM2)	1,126,765,260	1,115,182,190
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	912,850	551,407
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	751,015	651,823
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	1,401,099	180,812
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	1,124,355	773,368
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	888,869	157,770
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	862,135	155,925
NVIT Small Cap Index Fund Class II (NVSIX2)	6,142,473	2,833,333
NVIT S&P 500 Index Fund Class I (GVEX1)	47,144,184	16,969,596
NW BlkRkNVITMgdGlblAllocII (NVMGA2)	305,232	834
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)	765,703	381,010
7Twelve Balanced Portfolio (NO7TB)	831,311	942,516
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)	6,826,874	2,844,317
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)	2,001,815	3,458,334
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)	7,596,815	3,854,421
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)	2,327,599	1,975,052
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	149,926	1,182
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	683,616	846,355
VP Income & Growth Fund - Class I (ACVIG)	12,598,812	2,709,830
VP Inflation Protection Fund - Class II (ACVIP2)	2,440,633	2,388,685
VP Ultra(R) Fund - Class I (ACVU1)	1,177,967	38,539
VP Value Fund - Class I (ACVV)	18,060,418	2,150,009
Mid Cap Stock Portfolio - Service Shares (DVMCSS)	3,041,899	1,282,837
Quality Bond Fund II - Primary Shares (FQB)	197	76
Contrafund(R)Portfolio - Service Class 2 (FC2)	8,228,756	1,123,436
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	569,080	749,456
VIP Balanced Portfolio - Service Class 2 (FB2)	307,185	74,897
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	19,001,042	5,717,565
VIP Growth Portfolio - Service Class 2 (FG2)	48,902,904	3,768,877
VIP High Income Portfolio - Service Class 2 (FHI2)	10,697,748	6,080,474
Franklin Income Securities Fund - Class 2 (FTVIS2)	6,792,961	6,570,980
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	3,373,934	1,339,384
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	3,427,189	145,610
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	412,430	2,324,828
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	108,780	47,190
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)	130,400	150
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)	1,706,232	970,258
International Growth Fund/VA - Service Shares (OVIGS)	357,312	344
Global Securities Fund/VA - Service Class (OVGSS)	10,346,083	6,993,626
Main Street Small - & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	511,641	17,114
All Asset Portfolio - Advisor Class (PMVAAD)	1,418,299	4,810,844
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,103,738	1,173,033
Low Duration Portfolio - Advisor Class (PMVLAD)	38,441,111	25,986,061
Total Return Portfolio - Advisor Class (PMVTRD)	22,539,363	17,537,700
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	771,018	403,787
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	1,387,804	2,790,412
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)	2,797,813	2,696,911
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	89,998,899	84,500,582
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)	771,073	645,848
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)	44,386	214,928
VT Equity Income Fund: Class IB (PVEIB)	489,466	335
VI International Growth Fund - Series II Shares (AVIE2)	79,965	41
VP UltraShort NASDAQ-100 (PROUSN)	104,920,630	104,400,074
VP Access High Yield Fund (PROAHY)	130,621,504	129,427,509
VP Asia 30 (PROA30)	13,444,938	12,303,013
VP Banks (PROBNK)	5,853,603	4,816,651

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

VP Basic Materials (PROBM)	1,331,770	1,949,874
VP Bear (PROBR)	50,691,612	50,687,721
VP Biotechnology (PROBIO)	12,097,950	17,075,068
VP Bull (PROBL)	309,584,787	321,062,310
VP Consumer Goods (PROCG)	16,556,845	18,720,153
VP Consumer Services (PROCS)	16,978,827	19,158,321
VP Emerging Markets (PROEM)	19,389,853	20,062,728
VP Europe 30 (PROE30)	11,303,523	9,578,476
VP Financials (PROFIN)	22,137,346	13,523,996
VP Health Care (PROHC)	13,132,604	15,878,067
VP Industrials (PROIND)	14,011,529	9,948,843
VP International (PROINT)	22,796,714	22,761,199
VP Internet (PRONET)	14,715,728	10,329,749
VP Japan (PROJP)	10,825,178	9,072,295
VP NASDAQ-100 (PRON)	113,438,490	115,544,459
VP Oil & Gas (PROOG)	10,243,973	5,890,019
VP Pharmaceuticals (PROPHR)	12,916,993	12,652,615
VP Precious Metals (PROPM)	6,620,702	6,115,391
VP Real Estate (PRORE)	16,014,725	14,437,206
VP Rising Rates Opportunity (PRORRO)	21,118,747	21,221,553
VP Semiconductor (PROSCN)	6,500,640	10,241,085
VP Short Emerging Markets (PROSEM)	12,651,701	12,495,570
VP Short International (PROSIN)	4,809,826	4,923,590
VP Short NASDAQ-100 (PROSN)	23,339,104	23,207,928
VP Technology (PROTEC)	17,169,264	14,728,254
VP Telecommunications (PROTEL)	10,838,977	10,985,946
VP U.S. Government Plus (PROGVP)	33,785,426	32,443,128
VP UltraNASDAQ-100 (PROUN)	159,128,373	162,553,718
VP Utilities (PROUTL)	12,501,152	14,441,514
Global Managed Futures Strategy (RVMFU)	9,452,783	4,890,085
Variable Fund - Long Short Equity Fund (RSRF)	5,026,015	2,025,766
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)	4,006,430	3,021,579
Variable Trust - Banking Fund (RBKF)	17,988,676	16,210,660
Variable Trust - Basic Materials Fund (RBMF)	4,945,024	5,963,693
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)	1,173,278	1,441,709
Variable Trust - Biotechnology Fund (RBF)	36,221,111	33,268,086
Variable Fund - CLS AdvisorOne Clermont (RVCLR)	6,731,442	7,020,488
Variable Trust - Commodities Strategy Fund (RVCMD)	3,386,303	3,479,459
Variable Trust - Consumer Products Fund (RCPF)	25,002,608	18,032,024
Variable Trust - Dow 2x Strategy Fund (RVLDD)	89,210,872	82,473,918
Variable Trust - Electronics Fund (RELF)	12,368,988	12,810,081
Variable Trust - Energy Fund (RENF)	16,653,907	15,038,020
Variable Trust - Energy Services Fund (RESF)	11,954,591	11,265,614
Variable Trust - Europe 1.25x Strategy Fund (RLCE)	7,853,035	8,070,544
Variable Trust - Financial Services Fund (RFSF)	4,985,260	4,791,279
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	134,103,397	135,801,952
Variable Trust - Health Care Fund (RHCF)	39,353,456	37,254,776
Variable Trust - Internet Fund (RINF)	18,616,991	15,580,456
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	94,506,511	92,979,606
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)	36,326,147	36,667,043
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)	2,324,438	2,600,213
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)	8,085,359	7,954,562
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)	46,329,590	44,323,460
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)	38,291,898	37,714,188
Variable Trust - Japan 2x Strategy Fund (RLCJ)	10,754,019	10,373,495
Variable Trust - Leisure Fund (RLF)	14,043,282	11,256,628
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)	23,808,259	15,342,823
Variable Fund - Multi-Hedge Strategies (RVARS)	5,582,943	4,059,553
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)	107,091,479	112,704,041
Variable Trust - NASDAQ-100(R) Fund (ROF)	117,548,712	110,740,075
Variable Trust - Nova Fund (RNF)	148,987,365	151,535,405
Variable Trust - Precious Metals Fund (RPMF)	21,274,754	17,938,613
Variable Trust - Real Estate Fund (RREF)	16,589,064	19,849,731
Variable Trust - Retailing Fund (RRF)	11,718,236	12,560,122
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	47,464,207	49,810,739
Variable Trust - S&P 500 2x Strategy Fund (RTF)	99,837,302	103,861,041
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)	55,599,497	65,302,208
Variable Trust - S&P 500 Pure Value Fund (RVLCV)	33,463,937	45,495,632
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)	56,307,333	51,318,596
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)	20,797,816	21,614,045
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)	43,815,282	42,415,646
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)	14,180,529	13,067,297
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)	20,173,767	22,679,335
Variable Trust - Technology Fund (RTEC)	10,122,032	11,436,821
Variable Trust - Telecommunications Fund (RTEL)	2,431,072	2,435,312
Variable Trust - Transportation Fund (RTRF)	4,408,022	9,057,906
Variable Trust - Utilities Fund (RUTL)	30,760,351	31,178,180
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)	4,874,816	4,566,420
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)	18,542,804	13,339,702
Series M (Macro Opportunities Series) (GSBLMO)	1,353,869	383,817
Rydex Variable Trust - High Yield Strategy Fund (RHYS)	22,443,568	21,604,564
Health Sciences Portfolio - II (TRHS2)	1,742,304	90,407
VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	800,927	5,935
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	2,052,627	1,424,288
Variable Insurance Portfolios - Asset Strategy (WRASP)	9,095,867	7,984,438
Variable Insurance Portfolios - Energy (WRENG)	75,682	120

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (obsolete) (DXVIMF)	637,871	1,182,865
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (obsolete) (DXVIC)	47,662	69,162
Dynamic VP HY Bond Fund (obsolete) (DXVHY)	2,843,560	3,848,713
VIP Contrafund(R) Portfolio - Service - Class 2R (obsolete) (FC2R)	1,066,682	8,943,136
VIP Equity-Income Portfolio - Service Class 2 R (obsolete) (FEI2R)	2,169,076	15,107,518
VIP Growth Portfolio - Service Class 2 R (obsolete) (FG2R)	2,619,787	41,183,622
VIP High Income Portfolio - Service Class 2R (obsolete) (FHI2R)	3,279,651	7,179,802
VP Income & Growth Fund - Class III (obsolete) (ACVIG3)	2,392,911	13,942,893
VP Ultra(R) Fund - Class III (obsolete) (ACVU3)	154,096	1,179,530
VP Value Fund - Class III (obsolete) (ACVV3)	1,890,719	18,066,403
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (obsolete) (VWAR)	91,692	1,836,325

Total	$4,816,753,540	$4,578,947,643

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
2015	1.00%	to	1.65%	65,660	$9.49	to	$9.46	$622,614	0.65%	-5.07%	to	-5.37%	****
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2015	0.45%	to	2.20%	274,435	7.15	to	6.88	1,917,607	0.54%	-38.20%	to	-39.29%
2014	0.45%	to	2.20%	475,016	11.57	to	11.33	5,434,050	0.26%	11.41%	to	9.45%
2013	1.25%	to	1.55%	15,416	10.37	to	10.37	159,842	0.00%	3.70%	to	3.65%	****
VIT Red Rocks Private Equity Portfolio -Class III (ARLPE3)
2015	0.45%	to	2.15%	104,224	10.09	to	9.89	1,038,760	0.10%	-1.76%	to	-3.44%
Global Small Capitalization Fund - Class 4 (AMVGS4)
2015	0.45%	to	2.45%	255,289	11.66	to	11.05	2,897,476	0.00%	-0.47%	to	-2.47%
2014	0.45%	to	2.45%	147,152	11.72	to	11.33	1,692,177	0.07%	1.42%	to	-0.61%
2013	0.45%	to	2.45%	97,190	11.55	to	11.40	1,115,290	0.18%	15.53%	to	13.97%	****
Insurance Series(R) -International Fund: Class 4 (AMVI4)
2015	1.00%	to	1.55%	25,800	8.93	to	8.91	230,426	1.45%	-10.66%	to	-10.89%	****
Insurance Series(R) -Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2015	1.00%	to	1.65%	105,055	9.60	to	9.57	1,007,580	2.61%	-4.02%	to	-4.32%	****
Insurance Series(R) -New World Fund: Class 4 (AMVNW4)
2015	1.00%	to	1.65%	19,342	9.28	to	9.26	179,408	0.41%	-7.15%	to	-7.44%	****
Insurance Series(R) - Capital Income Builder(R) -Class 4 (AMVCB4)
2015	0.45%	to	2.15%	381,441	9.63	to	9.45	3,629,367	2.89%	-2.23%	to	-3.90%
BlackRock High Yield V.I. Fund -Class III (BRVHY3)
2015	1.00%	to	1.35%	42,539	9.34	to	9.33	397,214	1.72%	-6.56%	to	-6.73%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2015	0.45%	to	2.35%	2,548,870	12.78	to	11.46	30,683,389	1.08%	-1.45%	to	-3.33%
2014	0.45%	to	2.45%	2,368,131	12.96	to	11.79	29,246,367	2.43%	1.47%	to	-0.57%
2013	0.45%	to	2.45%	2,020,857	12.78	to	11.86	24,936,791	1.21%	13.90%	to	11.61%
2012	0.45%	to	2.45%	1,703,212	11.22	to	10.63	18,765,559	1.30%	9.47%	to	7.27%
2011	0.45%	to	2.45%	2,154,758	10.25	to	9.91	21,919,978	2.34%	-4.07%	to	-6.00%
VSF - iShares Dynamic Allocation V.I. Fund -Class III (BRVDA3)
2015	0.45%	to	1.95%	53,940	9.51	to	9.35	508,135	3.96%	-4.42%	to	-5.86%
Credit Suisse Trust -Commodity Return Strategy Portfolio (CSCRS)
2015	0.45%	to	2.15%	86,189	5.55	to	5.04	455,552	0.00%	-25.43%	to	-26.71%
2014	0.45%	to	2.15%	72,108	7.45	to	6.87	513,524	0.00%	-17.38%	to	-18.80%
2013	0.45%	to	2.10%	77,903	9.02	to	8.48	678,614	0.00%	-10.67%	to	-12.16%
2012	0.45%	to	2.35%	76,969	10.09	to	9.59	757,682	0.00%	-2.54%	to	-4.40%
2011	0.45%	to	2.35%	220,959	10.36	to	10.03	2,248,913	2.90%	-13.04%	to	-14.70%
VIP Small Cap Value Series: Service Class (DWVSVS)
2015	1.00%	to	1.65%	25,034	9.15	to	9.12	228,790	0.00%	-8.53%	to	-8.81%	****
Floating-Rate Income Fund (ETVFR)
2015	0.45%	to	2.45%	214,276	9.64	to	9.51	2,051,353	1.94%	-3.63%	to	-4.94%	****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2015	1.00%	to	1.65%	29,685	10.43	to	10.40	309,371	3.27%	4.28%	to	3.96%	****
VIP Fund - VIP Strategic Income Portfolio -Service Class 2 (FVSIS2)
2015	0.45%	to	2.00%	225,260	9.66	to	9.49	2,151,273	4.66%	-2.38%	to	-3.90%
Goldman Sachs Global Markets Navigator Fund -Service Shares (GVGMNS)
2015	1.00%	to	2.45%	53,424	9.85	to	9.55	519,462	0.11%	-6.76%	to	-8.13%
2014	1.25%	to	2.15%	10,294	10.54	to	10.43	107,843	0.06%	2.65%	to	1.71%
VIT - Goldman Sachs High Quality Floating Rate Fund-Advisor Shares (GVHQFA)
2015	1.00%	to	2.50%	133,762	9.82	to	9.65	1,304,668	0.34%	-1.56%	to	-3.05%
VIT - Goldman Sachs Strategic Income Fund -Advisor Shares (GVSIA)
2015	0.45%	to	2.10%	115,180	9.66	to	9.48	1,099,600	2.33%	-2.69%	to	-4.30%
VI Balanced-Risk Allocation Fund-Series II Shares (IVBRA2)
2015	0.45%	to	2.45%	272,309	10.03	to	9.61	2,669,933	4.05%	-4.83%	to	-6.74%
2014	1.15%	to	2.40%	177,984	10.46	to	10.31	1,852,143	0.00%	4.49%	to	3.17%
2013	1.15%	to	1.95%	9,981	10.01	to	10.00	99,864	0.00%	0.09%	to	-0.02%	****
Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
2015	1.35%	to	1.55%	8,101	9.48	to	9.47	76,802	1.48%	-5.18%	to	-5.27%	****
Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
2015			1.00%	1,055			9.67	10,201	0.00%			-3.31%	****
Balanced Portfolio: Service Shares (JABS)
2015	1.00%	to	1.55%	9,305	9.86	to	9.83	91,645	0.59%	-1.44%	to	-1.70%	****
Enterprise Portfolio: Service Shares (JAMGS)
2015	1.00%	to	1.65%	80,168	9.68	to	9.65	775,544	0.31%	-3.20%	to	-3.49%	****
Flexible Bond Portfolio: Service Shares (JAFBS)
2015	1.00%	to	1.65%	68,097	9.95	to	9.92	676,857	1.05%	-0.52%	to	-0.83%	****
Global Technology Portfolio: Service Shares (JAGTS)
2015	1.00%	to	1.65%	26,006	10.06	to	10.03	261,332	0.00%	0.57%	to	0.26%	****
Retirement Emerging Markets Equity Portfolio -Service Shares (LZREMS)
2015	0.45%	to	2.35%	511,206	7.48	to	7.10	3,720,343	1.44%	-20.42%	to	-21.94%
2014	0.45%	to	2.35%	420,710	9.40	to	9.10	3,890,330	3.06%	-5.07%	to	-6.88%
2013	0.45%	to	2.15%	155,773	9.90	to	9.79	1,534,818	2.03%	-1.01%	to	-2.14%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
2015	1.00%	to	1.30%	24,088	$9.27	to	$9.25	$222,999	0.10%	-7.34%	to	-7.47%	****
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2015	1.00%	to	1.65%	45,344	9.91	to	9.88	449,138	5.68%	-0.89%	to	-1.19%	****
Short Duration Income Portfolio: Class VC (LOVSDC)
2015	0.85%	to	1.35%	63,112	9.89	to	9.87	623,548	4.12%	-1.10%	to	-1.33%	****
MFS Mid Cap Value Portfolio - Service Class (MV3MVS)
2015	1.00%	to	1.30%	25,909	9.33	to	9.32	241,672	0.13%	-6.66%	to	-6.80%	****
VIT II -MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)
2015	1.00%	to	1.55%	40,006	9.59	to	9.56	383,160	0.00%	-4.15%	to	-4.40%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2015	0.45%	to	2.20%	226,821	11.28	to	10.38	2,428,074	4.94%	-2.93%	to	-4.64%
2014	0.45%	to	2.20%	230,786	11.62	to	10.88	2,575,329	2.96%	3.78%	to	1.95%
2013	0.65%	to	2.20%	132,266	11.13	to	10.68	1,439,574	3.25%	7.84%	to	6.15%
2012	0.45%	to	2.10%	65,019	10.36	to	10.07	665,915	1.72%	8.77%	to	6.96%
2011	1.25%	to	2.10%	10,601	9.47	to	9.42	100,241	1.49%	-5.27%	to	-5.82%	****
Utilities Series - Service Class (MVUSC)
2015	1.00%	to	1.35%	18,111	8.42	to	8.41	152,399	0.00%	-15.76%	to	-15.90%	****
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2015	1.00%	to	1.55%	76,130	9.78	to	9.75	743,738	0.00%	-2.25%	to	-2.50%	****
The Merger Fund VL (MGRFV)
2015	0.45%	to	2.45%	248,518	10.02	to	9.60	2,440,575	3.23%	-1.35%	to	-3.33%
2014	0.45%	to	2.45%	102,527	10.16	to	9.93	1,028,059	1.94%	0.92%	to	-1.11%
2013	1.40%	to	1.60%	769			10.05	7,729	0.29%	0.53%	to	0.50%	****
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
2015	0.45%	to	2.45%	257,517	9.15	to	8.84	2,319,723	1.72%	-14.27%	to	-16.00%
2014	0.45%	to	2.45%	159,377	10.67	to	10.53	1,688,966	0.00%	6.72%	to	5.28%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2015	0.45%	to	2.50%	496,196	11.14	to	10.11	5,257,235	5.24%	-1.62%	to	-3.65%
2014	0.45%	to	2.50%	314,954	11.33	to	10.49	3,414,099	5.48%	2.43%	to	0.32%
2013	0.45%	to	2.50%	136,329	11.06	to	10.46	1,465,404	2.97%	-9.17%	to	-11.04%
2012	0.45%	to	2.45%	116,382	12.17	to	11.77	1,399,443	2.00%	17.34%	to	14.98%
2011	1.15%	to	2.35%	37,475	10.33	to	10.24	387,515	2.14%	3.26%	to	2.43%	****
The Universal Institutional Funds, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
2015	1.15%	to	2.10%	145,377	10.66	to	10.19	1,522,443	1.63%	-7.60%	to	-8.49%
2014	0.65%	to	2.10%	133,415	11.75	to	11.13	1,518,753	0.77%	1.33%	to	-0.15%
2013	1.15%	to	2.20%	94,227	11.44	to	11.12	1,068,006	0.09%	14.42%	to	13.21%
2012	0.45%	to	2.10%	23,083	10.12	to	9.84	229,892	1.84%	13.18%	to	11.30%
2011	1.15%	to	1.80%	6,278	8.90	to	8.86	55,665	0.43%	-11.03%	to	-11.44%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2015	0.45%	to	2.50%	666,394	12.26	to	11.13	7,773,755	2.18%	-1.86%	to	-3.88%
2014	0.45%	to	2.50%	541,529	12.50	to	11.58	6,508,503	0.77%	13.34%	to	11.01%
2013	0.45%	to	2.50%	252,548	11.03	to	10.43	2,700,517	3.52%	2.17%	to	0.07%
2012	0.45%	to	2.45%	147,631	10.79	to	10.43	1,569,234	0.46%	29.36%	to	26.75%
2011	0.45%	to	1.90%	10,187	8.34	to	8.26	84,552	1.88%	-16.58%	to	-17.39%	****
NVIT Bond Index Fund Class I (NVBX)
2015	0.45%	to	2.35%	1,162,145	10.06	to	9.84	11,568,033	5.66%	-0.31%	to	-2.21%
NVIT International Index Fund Class I (NVIX)
2015	0.45%	to	2.10%	361,849	9.61	to	9.42	3,435,888	2.82%	-1.40%	to	-3.04%
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)
2015	1.25%	to	2.10%	264,531	9.78	to	9.64	2,571,082	0.88%	-4.45%	to	-5.28%
2014	1.25%	to	1.95%	60,458	10.24	to	10.19	617,679	0.81%	2.38%	to	1.89%	****
NVIT Flexible Fixed Income Fund Class P (NVFIP)
2015	1.00%	to	1.95%	110,518	9.33	to	9.18	1,020,662	5.17%	-4.48%	to	-5.40%
2014	1.25%	to	1.90%	55,403	9.75	to	9.70	538,888	3.96%	-2.52%	to	-2.95%	****
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)
2015	1.00%	to	1.95%	265,618	9.82	to	9.66	2,584,937	2.78%	-4.31%	to	-5.22%
2014	1.25%	to	1.95%	86,529	10.24	to	10.20	884,088	2.68%	2.44%	to	1.95%	****
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2015	1.00%	to	1.35%	97,786	9.60	to	9.58	938,145	2.66%	-4.02%	to	-4.18%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2015	1.00%	to	1.30%	53,778	9.63	to	9.62	517,886	1.80%	-3.68%	to	-3.81%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2015	1.00%	to	1.35%	29,431	9.57	to	9.55	281,305	2.25%	-4.34%	to	-4.50%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2015	0.45%	to	2.50%	2,248,551	13.93	to	12.64	29,796,785	1.43%	0.53%	to	-1.54%
2014	0.45%	to	2.50%	1,778,833	13.86	to	12.84	23,660,831	1.01%	4.52%	to	2.37%
2013	0.45%	to	2.45%	1,422,066	13.26	to	12.56	18,317,071	1.62%	22.73%	to	20.27%
2012	0.45%	to	2.45%	463,618	10.81	to	10.45	4,926,147	1.34%	15.19%	to	12.88%
2011	0.45%	to	2.45%	91,567	9.38	to	9.25	855,513	0.01%	-6.20%	to	-7.45%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
American Funds NVIT Bond Fund - Class II (GVABD2)
2015	1.00%	to	1.30%	13,798	$10.01	to	$9.99	$137,950	0.00%	0.08%	to	-0.06%	****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2015	0.85%	to	1.65%	102,474	9.72	to	9.68	994,946	0.15%	-2.82%	to	-3.19%	****
American Funds NVIT Growth Fund - Class II (GVAGR2)
2015	0.85%	to	1.55%	132,725	9.90	to	9.86	1,312,623	0.14%	-1.03%	to	-1.36%	****
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2015	0.85%	to	1.65%	110,075	9.69	to	9.66	1,065,000	0.22%	-3.08%	to	-3.44%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015	0.45%	to	1.90%	255,096	9.60	to	9.37	2,415,733	4.92%	-3.05%	to	-4.46%
2014	0.45%	to	1.90%	338,008	9.90	to	9.80	3,331,555	3.65%	-0.97%	to	-1.96%	****
NVIT Emerging Markets Fund - Class I (GEM)
2015	0.45%	to	2.50%	380,459	8.12	to	7.84	3,033,115	0.97%	-16.37%	to	-18.10%
2014	0.45%	to	2.50%	284,459	9.71	to	9.58	2,740,098	0.85%	-2.86%	to	-4.23%	****
NVIT Emerging Markets Fund - Class II (GEM2)
2015	1.00%	to	1.30%	12,717	8.50	to	8.49	108,102	0.00%	-14.98%	to	-15.10%	****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2015			1.00%	688			9.16	6,300	0.29%			-8.42%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2015	1.00%	to	1.30%	8,905	9.72	to	9.70	86,469	1.29%	-2.83%	to	-2.97%	****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2015	0.45%	to	2.10%	622,297	15.27	to	13.89	8,948,245	2.89%	-2.20%	to	-3.82%
2014	0.45%	to	2.10%	277,822	15.61	to	14.44	4,131,688	2.08%	4.03%	to	2.30%
2013	0.45%	to	1.90%	317,750	15.01	to	14.22	4,598,220	2.24%	28.89%	to	27.02%
2012	1.15%	to	1.90%	17,631	11.43	to	11.20	198,613	1.07%	14.81%	to	13.94%
2011	1.15%	to	1.90%	36,757	9.95	to	9.83	362,885	1.86%	-7.45%	to	-8.15%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2015	0.45%	to	2.50%	1,035,762	13.35	to	11.86	13,079,416	2.67%	-1.50%	to	-3.53%
2014	0.45%	to	2.50%	1,645,659	13.55	to	12.30	21,415,970	3.86%	3.83%	to	1.69%
2013	0.45%	to	2.30%	621,011	13.05	to	12.19	7,851,324	2.42%	14.14%	to	12.02%
2012	0.45%	to	2.15%	217,237	11.44	to	10.92	2,507,709	1.54%	10.56%	to	8.67%
2011	0.45%	to	2.50%	189,389	10.34	to	9.99	2,014,980	2.14%	-1.79%	to	-3.81%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2015	0.45%	to	2.50%	1,056,215	14.31	to	12.72	14,137,039	3.02%	-1.77%	to	-3.80%
2014	0.45%	to	2.55%	1,031,275	14.57	to	13.19	14,226,928	3.11%	4.23%	to	2.03%
2013	0.45%	to	2.50%	561,382	13.98	to	12.95	7,534,357	2.22%	20.70%	to	18.22%
2012	1.15%	to	2.20%	225,897	11.37	to	11.05	2,548,266	1.34%	12.33%	to	11.14%
2011	0.85%	to	2.20%	168,205	10.17	to	9.94	1,712,225	2.10%	-4.27%	to	-5.57%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2015	0.45%	to	2.30%	1,195,585	11.87	to	10.67	13,210,388	1.82%	-1.18%	to	-3.02%
2014	0.45%	to	2.30%	1,390,229	12.01	to	11.01	15,754,070	3.01%	2.87%	to	0.96%
2013	0.45%	to	2.30%	449,995	11.68	to	10.90	5,058,961	1.60%	4.46%	to	2.52%
2012	0.45%	to	2.30%	685,218	11.18	to	10.63	7,479,943	1.84%	7.01%	to	5.02%
2011	0.45%	to	2.30%	547,754	10.44	to	10.12	5,667,245	2.69%	0.96%	to	-0.92%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2015	0.45%	to	2.50%	2,737,046	13.84	to	12.30	35,598,436	3.16%	-1.51%	to	-3.54%
2014	0.45%	to	2.50%	2,108,083	14.05	to	12.75	28,147,988	2.54%	4.10%	to	1.96%
2013	0.45%	to	2.50%	1,910,678	13.50	to	12.51	24,832,669	2.68%	17.27%	to	14.86%
2012	0.45%	to	2.50%	311,040	11.51	to	10.89	3,517,624	1.20%	11.86%	to	9.55%
2011	0.45%	to	2.50%	354,699	10.29	to	9.94	3,630,782	2.31%	-2.77%	to	-4.77%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2015	0.45%	to	2.50%	1,230,141	14.65	to	13.02	16,972,583	4.95%	-1.95%	to	-3.97%
2014	0.45%	to	2.50%	290,550	14.94	to	13.56	4,143,500	1.78%	4.09%	to	1.95%
2013	0.45%	to	2.50%	1,121,366	14.35	to	13.30	15,511,195	2.68%	23.72%	to	21.17%
2012	0.45%	to	2.10%	133,371	11.60	to	11.10	1,511,711	1.14%	14.07%	to	12.17%
2011	0.45%	to	2.10%	167,695	10.17	to	9.89	1,680,122	2.22%	-5.10%	to	-6.67%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2015	0.45%	to	2.85%	644,930	12.87	to	11.21	7,758,763	1.88%	-1.51%	to	-3.89%
2014	0.45%	to	2.85%	1,262,452	13.06	to	11.66	15,623,836	3.95%	3.61%	to	1.12%
2013	0.45%	to	2.85%	508,881	12.61	to	11.53	6,182,259	2.43%	10.74%	to	8.07%
2012	0.45%	to	2.85%	222,877	11.39	to	10.67	2,488,745	1.89%	9.55%	to	6.90%
2011	0.45%	to	2.85%	135,890	10.39	to	9.98	1,391,413	2.48%	-0.72%	to	-3.11%
NVIT Core Bond Fund - Class II (NVCBD2)
2015	1.00%	to	1.35%	24,355	9.87	to	9.85	240,194	6.05%	-1.35%	to	-1.51%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2015	0.45%	to	2.45%	855,161	11.10	to	10.09	9,008,769	1.51%	-0.96%	to	-2.95%
2014	0.45%	to	2.45%	1,143,294	11.20	to	10.40	12,303,527	3.39%	4.41%	to	2.31%
2013	0.45%	to	2.45%	291,655	10.73	to	10.17	3,046,972	1.19%	-2.49%	to	-4.45%
2012	0.45%	to	2.45%	635,977	11.01	to	10.64	6,868,065	2.23%	6.63%	to	4.49%
2011	0.45%	to	2.35%	239,858	10.32	to	10.19	2,459,167	1.63%	3.20%	to	1.89%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Nationwide Fund - Class I (TRF)
2015	0.45%	to	2.50%	384,754	$11.01	to	$10.63	$4,178,786	1.32%	0.48%	to	-1.59%
2014	0.45%	to	2.30%	293,951	10.96	to	10.82	3,208,499	0.87%	9.56%	to	8.16%	****
NVIT Nationwide Fund - Class II (TRF2)
2015	1.00%	to	1.65%	6,055	9.55	to	9.52	57,738	1.30%	-4.53%	to	-4.83%	****
NVIT Government Bond Fund - Class I (GBF)
2015	0.45%	to	2.50%	1,038,287	10.17	to	9.82	10,374,812	2.08%	-0.56%	to	-2.61%
2014	0.45%	to	2.50%	651,310	10.23	to	10.08	6,606,686	1.06%	2.26%	to	0.81%	****
NVIT Government Bond Fund - Class II (GBF2)
2015	1.00%	to	1.35%	18,436	9.98	to	9.96	183,854	2.63%	-0.21%	to	-0.37%	****
American Century NVIT Growth Fund -Class II (CAF2)
2015	0.45%	to	2.50%	244,341	13.65	to	12.91	3,230,670	0.87%	3.89%	to	1.75%
2014	0.45%	to	2.50%	98,599	13.13	to	12.69	1,272,551	0.92%	10.54%	to	8.27%
2013	0.45%	to	1.65%	7,357	11.88	to	11.79	86,833	1.24%	18.82%	to	17.86%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	0.45%	to	2.10%	528,278	10.26	to	9.98	5,332,573	1.32%	-1.44%	to	-3.08%
2014	0.45%	to	2.50%	628,850	10.41	to	10.27	6,502,909	1.48%	4.14%	to	2.67%	****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2015	0.45%	to	2.30%	346,219	10.25	to	9.93	3,493,108	1.30%	-0.62%	to	-2.47%
2014	0.45%	to	2.30%	199,407	10.32	to	10.19	2,044,443	1.75%	3.17%	to	1.85%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2015	1.00%	to	2.30%	357,957	10.20	to	9.97	3,616,429	1.37%	-1.53%	to	-2.82%
2014	0.45%	to	2.50%	411,780	10.39	to	10.25	4,252,319	2.93%	3.94%	to	2.47%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	0.45%	to	2.50%	1,096,796	10.20	to	9.85	10,989,145	1.57%	-0.19%	to	-2.24%
2014	0.45%	to	2.50%	978,369	10.22	to	10.08	9,933,726	1.56%	2.21%	to	0.76%	****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.45%	to	2.50%	3,723,008	10.30	to	9.95	37,775,766	2.54%	-0.78%	to	-2.83%
2014	0.45%	to	2.50%	1,768,302	10.38	to	10.23	18,278,859	1.53%	3.82%	to	2.35%	****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	0.45%	to	2.50%	1,018,739	10.26	to	9.91	10,289,593	1.80%	-1.18%	to	-3.21%
2014	0.45%	to	2.50%	719,794	10.39	to	10.24	7,430,132	1.48%	3.85%	to	2.38%	****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	0.45%	to	2.50%	1,217,405	10.26	to	9.91	12,277,946	1.92%	-0.48%	to	-2.53%
2014	0.45%	to	2.50%	944,676	10.31	to	10.17	9,682,645	1.48%	3.12%	to	1.66%	****
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	0.45%	to	2.10%	392,371	9.84	to	9.65	3,816,989	1.47%	-2.97%	to	-4.58%
NVIT Money Market Fund - Class I (SAM)
2015			1.30%	6,522			9.28	60,555	0.00%			-1.30%
2014			1.30%	11,504			9.41	108,219	0.00%			-1.30%
2013			1.30%	7,408			9.53	70,606	0.00%			-1.30%
2012			1.30%	8,730			9.66	84,301	0.00%			-1.30%
2011			1.30%	2,844			9.78	27,826	0.00%			-1.30%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2015	0.45%	to	2.45%	266,004	13.59	to	12.11	3,394,034	0.13%	-1.10%	to	-3.09%
2014	0.45%	to	2.45%	224,523	13.74	to	12.50	2,944,411	2.27%	-1.80%	to	-3.77%
2013	0.45%	to	2.45%	224,855	13.99	to	12.99	3,097,568	0.87%	20.53%	to	18.11%
2012	0.45%	to	2.45%	146,827	11.61	to	10.99	1,708,592	0.37%	15.00%	to	12.68%
2011	0.45%	to	2.10%	134,318	10.09	to	9.82	1,387,046	1.12%	-10.03%	to	-11.52%
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2015	0.45%	to	2.45%	421,105	8.54	to	8.25	3,529,054	1.04%	-5.77%	to	-7.67%
2014	0.45%	to	2.45%	405,939	9.06	to	8.94	3,655,246	1.72%	-9.37%	to	-10.62%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2015	0.45%	to	2.50%	294,364	18.18	to	16.16	5,014,521	0.26%	2.67%	to	0.55%
2014	0.45%	to	2.50%	268,848	17.71	to	16.07	4,501,661	0.33%	9.65%	to	7.39%
2013	0.45%	to	2.15%	153,389	16.15	to	15.16	2,403,821	0.68%	33.81%	to	31.53%
2012	0.45%	to	2.20%	103,904	12.07	to	11.51	1,216,799	0.30%	15.62%	to	13.58%
2011	0.45%	to	2.20%	47,841	10.44	to	10.14	492,097	0.00%	-3.67%	to	-5.36%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2015	0.45%	to	2.45%	348,734	16.03	to	14.29	5,237,383	1.04%	-3.87%	to	-5.80%
2014	0.45%	to	2.45%	358,216	16.68	to	15.17	5,667,146	1.29%	9.75%	to	7.54%
2013	0.45%	to	2.45%	177,261	15.20	to	14.11	2,590,277	1.44%	34.42%	to	31.72%
2012	0.45%	to	2.15%	85,985	11.30	to	10.80	950,777	1.62%	17.06%	to	15.06%
2011	0.45%	to	2.10%	45,504	9.66	to	9.39	435,609	1.01%	-6.51%	to	-8.06%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	1.15%	to	1.60%	10,326	23.14	to	22.44	235,481	0.00%	-1.33%	to	-1.78%
2014	1.15%	to	1.60%	11,097	23.45	to	22.85	257,049	0.00%	2.84%	to	2.37%
2013	1.15%	to	1.60%	13,265	22.81	to	22.32	299,534	0.00%	37.35%	to	36.72%
2012	1.15%	to	1.60%	18,910	16.60	to	16.33	311,905	0.00%	13.58%	to	13.06%
2011	1.15%	to	1.60%	24,039	14.62	to	14.44	349,691	0.00%	-5.33%	to	-5.76%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2015	0.45%	to	2.50%	439,773	$17.33	to	$15.41	$7,132,124	0.00%	-0.79%	to	-2.84%
2014	0.45%	to	2.45%	267,498	17.47	to	15.89	4,434,759	0.00%	3.25%	to	1.18%
2013	0.45%	to	2.45%	155,713	16.92	to	15.71	2,538,327	0.00%	37.98%	to	35.21%
2012	0.45%	to	2.35%	142,567	12.26	to	11.65	1,701,976	0.00%	14.13%	to	11.94%
2011	0.45%	to	2.10%	148,078	10.75	to	10.45	1,602,759	0.00%	-4.88%	to	-6.45%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	0.45%	to	2.45%	354,372	18.58	to	16.57	6,242,788	1.13%	-3.32%	to	-5.27%
2014	0.45%	to	2.45%	475,679	19.22	to	17.49	8,764,471	1.61%	16.49%	to	14.15%
2013	0.45%	to	2.45%	314,354	16.50	to	15.32	5,049,077	1.23%	35.07%	to	32.36%
2012	0.45%	to	2.10%	117,223	12.22	to	11.69	1,397,941	1.58%	15.82%	to	13.90%
2011	0.45%	to	2.10%	57,643	10.55	to	10.26	605,470	0.97%	-2.76%	to	-4.37%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	0.45%	to	2.50%	292,448	11.14	to	10.76	3,196,137	0.00%	0.30%	to	-1.76%
2014	0.45%	to	2.45%	223,672	11.11	to	10.95	2,464,685	0.00%	11.06%	to	9.53%	****
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2015	1.00%	to	1.65%	35,096	8.95	to	8.92	313,985	0.00%	-10.50%	to	-10.77%	****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	0.45%	to	2.45%	379,349	10.11	to	9.77	3,770,754	0.64%	-6.45%	to	-8.33%
2014	0.45%	to	2.45%	462,116	10.81	to	10.66	4,969,036	0.27%	8.10%	to	6.61%	****
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2015	1.00%	to	1.35%	24,757	9.23	to	9.21	228,330	0.71%	-7.74%	to	-7.89%	****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	0.45%	to	2.10%	274,289	10.27	to	9.98	2,795,620	0.36%	-2.08%	to	-3.70%
2014	0.45%	to	2.10%	320,570	10.49	to	10.37	3,353,751	0.18%	4.88%	to	3.69%	****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2015	1.00%	to	1.30%	12,554	9.15	to	9.14	114,887	0.07%	-8.46%	to	-8.59%	****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2015	0.45%	to	2.45%	456,734	9.63	to	9.12	4,273,112	1.93%	-3.33%	to	-5.27%
2014	0.45%	to	2.45%	372,253	9.96	to	9.63	3,639,274	4.05%	3.42%	to	1.34%
2013	0.45%	to	1.95%	46,071	9.63	to	9.54	440,814	2.70%	-3.66%	to	-4.63%	****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2015	0.45%	to	2.45%	928,715	10.21	to	9.28	9,053,531	1.87%	-0.79%	to	-2.78%
2014	0.45%	to	2.45%	1,017,668	10.29	to	9.55	10,060,290	1.05%	0.04%	to	-1.97%
2013	0.45%	to	2.45%	670,646	10.28	to	9.74	6,714,747	1.29%	-0.35%	to	-2.35%
2012	0.45%	to	2.45%	648,630	10.32	to	9.98	6,575,235	1.70%	3.06%	to	0.98%
2011	0.45%	to	2.10%	443,708	10.01	to	9.90	4,420,514	1.17%	0.13%	to	-0.98%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2015	1.00%	to	1.65%	38,542	9.84	to	9.81	378,914	0.52%	-1.62%	to	-1.92%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2015	1.00%	to	1.35%	30,202	8.90	to	8.89	268,649	3.71%	-10.96%	to	-11.11%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2015	1.00%	to	1.30%	23,928	9.18	to	9.16	219,540	0.00%	-8.23%	to	-8.36%	****
NVIT Real Estate Fund - Class II (NVRE2)
2015	0.45%	to	2.50%	211,340	11.27	to	10.66	2,318,589	1.61%	-6.08%	to	-8.02%
2014	0.45%	to	2.50%	380,236	12.00	to	11.59	4,493,910	5.13%	28.03%	to	25.39%
2013	1.15%	to	1.90%	15,642	9.33	to	9.28	145,645	1.99%	-6.70%	to	-7.17%	****
NVIT Money Market Fund - Class II (NVMM2)
2015	0.45%	to	2.50%	23,705,499	9.73	to	8.58	217,646,578	0.00%	-0.45%	to	-2.50%
2014	0.45%	to	2.50%	22,120,520	9.77	to	8.80	206,063,496	0.00%	-0.45%	to	-2.50%
2013	0.45%	to	2.55%	15,784,398	9.82	to	9.01	148,787,115	0.00%	-0.45%	to	-2.55%
2012	0.45%	to	2.55%	20,569,054	9.86	to	9.24	196,942,746	0.00%	-0.45%	to	-2.56%
2011	0.45%	to	2.55%	24,210,354	9.91	to	9.48	235,051,949	0.00%	-0.45%	to	-2.54%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2015	0.45%	to	2.15%	542,886	11.54	to	10.97	6,092,033	1.68%	-2.20%	to	-3.87%
2014	0.45%	to	2.15%	520,306	11.80	to	11.41	6,027,930	1.55%	1.40%	to	-0.33%
2013	0.45%	to	2.15%	239,471	11.64	to	11.45	2,763,519	1.23%	16.42%	to	14.51%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2015	0.45%	to	2.30%	138,664	11.79	to	11.15	1,583,150	1.98%	-3.59%	to	-5.39%
2014	0.45%	to	2.30%	136,378	12.23	to	11.79	1,632,666	1.44%	2.66%	to	0.76%
2013	0.45%	to	2.30%	69,366	11.91	to	11.70	817,539	0.00%	19.10%	to	16.97%	****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2015	0.45%	to	2.20%	175,329	9.87	to	9.50	1,686,921	1.78%	-5.30%	to	-6.97%
2014	1.15%	to	1.90%	56,671	10.34	to	10.25	583,458	3.29%	-0.15%	to	-0.91%
2013			1.35%	584			10.35	6,046	1.03%			3.53%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2015	1.25%	to	2.35%	127,924	9.81	to	9.58	1,244,370	1.30%	-5.49%	to	-6.54%
2014	1.25%	to	2.35%	94,519	10.38	to	10.25	976,833	4.59%	0.98%	to	-0.14%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2015	1.25%	to	1.85%	120,041	$9.84	to	$9.71	$1,176,229	1.97%	-5.16%	to	-5.73%
2014	1.25%	to	1.90%	49,734	10.37	to	10.30	513,588	3.45%	0.46%	to	-0.20%
2013			1.35%	472			10.32	4,873	1.54%			3.25%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2015	1.00%	to	2.10%	100,455	9.97	to	9.74	994,507	2.59%	-4.21%	to	-5.27%
2014	1.25%	to	2.10%	31,338	10.38	to	10.28	324,369	4.01%	1.18%	to	0.30%
2013			1.35%	1,163			10.26	11,932	1.56%			2.60%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2015	0.45%	to	2.35%	278,770	9.68	to	9.47	2,668,213	1.18%	-5.31%	to	-7.12%
NVIT S&P 500 Index Fund Class I (GVEX1)
2015	0.45%	to	2.45%	2,891,001	10.20	to	9.96	29,186,318	3.99%	0.71%	to	-1.32%
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
2015	0.85%	to	1.35%	32,607	9.30	to	9.28	302,819	0.00%	-7.01%	to	-7.23%	****
Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl Sh (NBARMS)
2015	1.00%	to	2.10%	38,573	9.44	to	9.32	362,482	0.00%	-6.01%	to	-7.05%
7Twelve Balanced Portfolio (NO7TB)
2015	0.65%	to	2.45%	178,546	9.25	to	8.89	1,619,111	0.44%	-7.95%	to	-9.62%
2014	0.65%	to	2.45%	189,690	10.05	to	9.84	1,885,803	0.41%	-0.94%	to	-2.74%
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
2015	0.45%	to	2.50%	650,267	9.96	to	9.25	6,206,351	8.46%	-7.05%	to	-8.96%
2014	0.45%	to	2.50%	352,793	10.72	to	10.16	3,664,471	0.00%	7.06%	to	4.85%
2013	0.45%	to	2.50%	253,002	10.01	to	9.69	2,486,015	0.00%	3.45%	to	1.32%
2012	0.45%	to	1.90%	130,290	9.68	to	9.60	1,251,899	0.00%	-3.24%	to	-4.03%	****
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2015	0.45%	to	2.50%	866,827	10.22	to	9.49	8,494,803	2.18%	-2.95%	to	-4.95%
2014	0.45%	to	2.50%	1,016,921	10.53	to	9.98	10,392,864	3.05%	-1.52%	to	-3.55%
2013	0.45%	to	2.50%	1,343,033	10.69	to	10.35	14,102,480	1.15%	4.13%	to	1.99%
2012	0.45%	to	2.35%	2,580,347	10.26	to	10.16	26,301,442	0.00%	2.65%	to	1.56%	****
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2015	0.45%	to	2.35%	2,042,921	9.45	to	8.98	18,761,811	0.29%	-3.65%	to	-5.48%
2014	0.45%	to	2.35%	1,627,839	9.81	to	9.50	15,673,245	0.63%	0.95%	to	-0.98%
2013	0.45%	to	2.10%	1,102,338	9.72	to	9.61	10,653,275	0.00%	-2.79%	to	-3.87%	****
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)
2015	0.45%	to	2.20%	401,420	9.96	to	9.59	3,901,224	3.36%	-2.23%	to	-3.95%
2014	0.45%	to	2.20%	374,575	10.19	to	9.99	3,767,064	1.18%	2.48%	to	0.68%
2013	1.15%	to	1.60%	27,734			9.93	275,464	0.03%	-0.65%	to	-0.72%	****
Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2015	1.00%	to	1.35%	14,959	9.93	to	9.92	148,456	0.21%	-0.66%	to	-0.82%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2015	0.45%	to	2.30%	128,797	12.83	to	11.76	1,580,842	1.83%	0.84%	to	-1.04%
2014	0.45%	to	2.15%	153,152	12.73	to	11.95	1,884,398	1.93%	6.63%	to	4.81%
2013	0.45%	to	2.15%	107,843	11.93	to	11.40	1,257,501	2.48%	15.75%	to	13.77%
2012	0.45%	to	2.15%	277,177	10.31	to	10.02	2,797,736	1.06%	12.86%	to	10.93%
2011	1.15%	to	1.60%	6,071	9.09	to	9.07	55,121	0.00%	-9.07%	to	-9.35%	****
VP Income & Growth Fund - Class I (ACVIG)
2015	0.45%	to	2.50%	1,022,727	9.30	to	9.17	9,445,328	1.68%	-6.97%	to	-8.26%	****
VP Inflation Protection Fund - Class II (ACVIP2)
2015	0.45%	to	2.50%	1,010,449	10.41	to	9.44	9,983,448	1.92%	-2.91%	to	-4.91%
2014	0.45%	to	2.50%	1,010,075	10.72	to	9.93	10,389,097	1.45%	2.83%	to	0.72%
2013	0.45%	to	2.50%	642,753	10.42	to	9.86	6,514,580	1.62%	-8.89%	to	-10.77%
2012	0.45%	to	2.50%	854,035	11.44	to	11.05	9,618,190	2.50%	6.90%	to	4.69%
2011	0.45%	to	2.50%	588,753	10.70	to	10.55	6,269,731	2.21%	7.00%	to	5.53%	****
VP Ultra(R) Fund - Class I (ACVU1)
2015	1.15%	to	1.60%	112,066	9.97	to	9.94	1,117,319	0.00%	-0.25%	to	-0.56%	****
VP Value Fund - Class I (ACVV)
2015	0.45%	to	2.50%	1,652,567	9.43	to	9.30	15,492,064	1.57%	-5.69%	to	-6.99%	****
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2015	0.45%	to	2.50%	249,038	10.63	to	10.27	2,598,864	0.32%	-2.95%	to	-4.95%
2014	1.15%	to	2.50%	107,020	10.90	to	10.80	1,163,467	0.00%	9.01%	to	8.01%	****
Quality Bond Fund II - Primary Shares (FQB)
2015			1.30%	300			17.15	5,144	3.75%			-1.54%
2014			1.30%	301			17.41	5,241	3.71%			2.44%
2013			1.30%	301			17.00	5,116	4.17%			-0.28%
2012			1.30%	302			17.05	5,148	4.02%			8.29%
2011			1.30%	303			15.74	4,769	5.10%			0.95%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2015	0.95%	to	1.60%	704,451	10.91	to	9.67	6,822,487	0.77%	-3.19%	to	-3.34%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2015	0.45%	to	2.45%	129,762	$12.27	to	$11.16	$1,512,698	1.31%	-0.51%	to	-2.51%
2014	0.45%	to	2.45%	155,125	12.33	to	11.45	1,844,933	1.27%	5.06%	to	2.95%
2013	0.45%	to	2.45%	167,158	11.74	to	11.12	1,912,478	1.54%	14.82%	to	12.51%
2012	0.45%	to	2.10%	135,649	10.22	to	9.94	1,370,416	1.63%	11.73%	to	9.87%
2011	0.45%	to	2.45%	83,003	9.15	to	9.03	754,254	5.85%	-8.51%	to	-9.74%	****
VIP Balanced Portfolio - Service Class 2 (FB2)
2015	1.00%	to	1.35%	23,700	9.69	to	9.67	229,553	2.14%	-3.11%	to	-3.27%	****
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2015	0.45%	to	2.50%	1,281,852	9.33	to	9.20	11,889,520	2.78%	-6.68%	to	-7.97%	****
VIP Growth Portfolio - Service Class 2 (FG2)
2015	0.45%	to	2.50%	4,519,108	10.33	to	10.19	46,393,370	0.06%	3.29%	to	1.86%	****
VIP High Income Portfolio - Service Class 2 (FHI2)
2015	0.45%	to	2.50%	437,803	9.17	to	9.04	3,984,150	5.70%	-8.34%	to	-9.61%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2015	0.45%	to	2.50%	1,181,994	10.23	to	9.67	11,714,749	4.62%	-7.47%	to	-9.38%
2014	0.45%	to	2.50%	1,200,924	11.05	to	10.68	13,052,206	5.42%	4.15%	to	2.00%
2013	0.45%	to	2.50%	248,403	10.61	to	10.47	2,616,861	0.71%	6.13%	to	4.67%	****
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2015	0.45%	to	2.20%	473,617	11.60	to	11.06	5,339,249	3.02%	-4.08%	to	-5.77%
2014	0.45%	to	2.45%	336,122	12.09	to	11.69	3,991,939	2.36%	5.23%	to	3.12%
2013	0.45%	to	2.45%	390,390	11.49	to	11.34	4,461,802	0.63%	14.93%	to	13.38%	****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2015	0.45%	to	2.15%	342,398	9.46	to	9.35	3,218,445	1.18%	-5.38%	to	-6.47%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2015	0.45%	to	2.20%	294,082	13.89	to	12.56	3,890,937	2.89%	-6.63%	to	-8.28%
2014	0.45%	to	2.45%	435,151	14.88	to	13.53	6,223,331	2.81%	2.39%	to	0.33%
2013	0.45%	to	2.45%	444,351	14.53	to	13.49	6,273,995	9.76%	23.21%	to	20.74%
2012	0.45%	to	2.45%	288,602	11.79	to	11.17	3,369,370	2.27%	14.81%	to	12.50%
2011	0.45%	to	2.45%	194,719	10.27	to	9.93	2,015,502	0.02%	-1.98%	to	-3.95%
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2015			1.30%	141,325			13.53	1,912,475	1.48%			-4.13%
2014			1.30%	142,858			14.12	2,016,515	1.72%			10.26%
2013			1.30%	167,040			12.80	2,138,524	1.60%			30.65%
2012			1.30%	196,403			9.80	1,924,572	2.18%			14.99%
2011			1.30%	226,716			8.52	1,932,058	2.20%			3.59%
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2015	1.00%	to	1.65%	13,902	9.39	to	9.36	130,327	0.00%	-6.13%	to	-6.42%	****
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
2015	0.45%	to	2.35%	255,323	9.24	to	8.77	2,289,976	6.52%	-6.50%	to	-8.29%
2014	0.45%	to	2.20%	189,589	9.88	to	9.59	1,836,652	1.34%	-1.95%	to	-3.68%
2013	0.45%	to	2.15%	1,421,771	10.08	to	9.96	14,237,535	7.51%	0.75%	to	-0.40%	****
International Growth Fund/VA- Service Shares (OVIGS)
2015	1.00%	to	1.65%	37,758	9.54	to	9.51	359,712	0.00%	-4.63%	to	-4.93%	****
Global Securities Fund/VA - Service Class (OVGSS)
2015	0.45%	to	2.50%	480,902	12.05	to	11.40	5,635,310	1.40%	3.21%	to	1.08%
2014	0.45%	to	2.50%	241,225	11.68	to	11.28	2,774,030	0.81%	1.60%	to	-0.50%
2013	0.45%	to	2.15%	120,749	11.50	to	11.36	1,381,183	0.01%	14.95%	to	13.64%	****
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2015	0.85%	to	1.35%	54,493	8.96	to	8.94	487,815	0.00%	-10.36%	to	-10.58%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2015	0.45%	to	2.45%	706,689	9.87	to	8.98	6,625,614	2.89%	-9.60%	to	-11.41%
2014	0.45%	to	2.45%	1,048,624	10.92	to	10.14	10,988,167	5.10%	0.00%	to	-2.01%
2013	0.45%	to	2.45%	1,033,371	10.92	to	10.35	10,955,429	4.34%	-0.34%	to	-2.34%
2012	0.45%	to	2.45%	1,116,827	10.96	to	10.60	12,010,027	5.62%	14.29%	to	11.99%
2011	0.45%	to	2.50%	405,198	9.59	to	9.46	3,862,027	6.91%	-4.10%	to	-5.42%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2015	0.45%	to	2.10%	178,917	10.63	to	9.67	1,785,710	1.43%	-7.59%	to	-9.12%
2014	0.45%	to	2.15%	188,653	11.50	to	10.61	2,061,161	2.05%	-0.15%	to	-1.86%
2013	0.45%	to	2.45%	172,093	11.52	to	10.69	1,916,166	1.68%	-6.99%	to	-8.86%
2012	0.45%	to	2.50%	194,743	12.39	to	11.72	2,366,621	5.86%	4.76%	to	2.59%
2011	0.45%	to	2.50%	517,027	11.82	to	11.42	6,071,567	1.90%	7.93%	to	5.71%
Low Duration Portfolio - Advisor Class (PMVLAD)
2015	0.45%	to	2.50%	2,606,396	10.34	to	9.38	25,644,440	3.82%	-0.24%	to	-2.30%
2014	0.45%	to	2.50%	1,393,573	10.36	to	9.60	13,853,449	1.04%	0.29%	to	-1.77%
2013	0.45%	to	2.50%	1,403,301	10.33	to	9.77	14,080,239	1.36%	-0.68%	to	-2.73%
2012	0.45%	to	2.50%	1,391,273	10.40	to	10.05	14,200,810	1.77%	5.27%	to	3.10%
2011	0.45%	to	2.50%	580,305	9.88	to	9.74	5,691,327	0.99%	-1.19%	to	-2.56%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Total Return Portfolio - Advisor Class (PMVTRD)
2015	0.45%	to	2.45%	1,805,992	$11.08	to	$10.08	$19,019,736	5.33%	-0.12%	to	-2.12%
2014	0.45%	to	2.45%	1,414,783	11.09	to	10.29	15,071,151	1.97%	3.70%	to	1.62%
2013	0.45%	to	2.45%	1,920,626	10.69	to	10.13	19,950,741	2.02%	-2.49%	to	-4.45%
2012	0.45%	to	2.50%	3,032,974	10.97	to	10.59	32,658,037	2.46%	9.01%	to	6.76%
2011	0.45%	to	2.45%	987,316	10.06	to	9.93	9,871,103	1.72%	0.61%	to	-0.73%	****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2015	0.45%	to	2.50%	250,185	6.04	to	5.37	1,424,468	4.22%	-26.00%	to	-27.52%
2014	0.45%	to	2.50%	207,140	8.17	to	7.41	1,610,927	0.28%	-18.99%	to	-20.66%
2013	0.45%	to	2.50%	185,582	10.08	to	9.34	1,798,964	1.66%	-15.10%	to	-16.85%
2012	0.45%	to	2.40%	198,165	11.87	to	11.26	2,296,512	2.48%	4.65%	to	2.60%
2011	0.45%	to	2.45%	307,254	11.34	to	10.97	3,436,177	13.87%	-7.96%	to	-9.80%
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2015	0.45%	to	2.15%	221,269	12.00	to	10.88	2,500,438	5.14%	-2.80%	to	-4.46%
2014	0.45%	to	2.45%	355,130	12.34	to	11.23	4,181,911	5.30%	0.95%	to	-1.08%
2013	0.45%	to	2.15%	330,217	12.23	to	11.48	3,895,080	4.76%	-7.46%	to	-9.04%
2012	0.45%	to	2.50%	1,109,109	13.21	to	12.50	14,300,058	4.82%	17.24%	to	14.82%
2011	0.45%	to	2.50%	674,109	11.27	to	10.89	7,483,514	5.14%	5.73%	to	3.56%
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2015	0.45%	to	2.50%	626,063	11.01	to	9.78	6,480,577	1.73%	-4.57%	to	-6.53%
2014	0.45%	to	2.50%	618,483	11.53	to	10.47	6,776,960	2.38%	1.70%	to	-0.40%
2013	0.45%	to	2.50%	479,981	11.34	to	10.51	5,237,413	0.92%	-8.98%	to	-10.85%
2012	0.45%	to	2.45%	421,386	12.46	to	11.80	5,124,656	1.59%	6.38%	to	4.24%
2011	0.45%	to	2.15%	639,277	11.71	to	11.38	7,377,536	2.44%	6.97%	to	5.15%
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2015	0.45%	to	2.50%	1,375,441	13.15	to	11.69	17,117,278	5.01%	-2.21%	to	-4.22%
2014	0.45%	to	2.50%	1,105,129	13.45	to	12.20	14,193,525	5.36%	2.77%	to	0.65%
2013	0.45%	to	2.50%	3,173,122	13.09	to	12.13	40,136,238	5.31%	5.15%	to	2.99%
2012	0.45%	to	2.45%	4,473,575	12.44	to	11.79	54,386,699	5.59%	13.68%	to	11.39%
2011	0.45%	to	2.35%	5,040,280	10.95	to	10.60	54,199,063	5.80%	2.77%	to	0.81%
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
2015	0.45%	to	2.10%	74,082	6.77	to	6.15	475,873	4.30%	-15.94%	to	-17.34%
2014	0.45%	to	2.10%	77,131	8.05	to	7.45	594,884	0.19%	-13.19%	to	-14.63%
2013	0.45%	to	2.10%	156,684	9.27	to	8.72	1,396,179	0.82%	-2.63%	to	-4.25%
2012	0.45%	to	2.10%	173,846	9.52	to	9.11	1,615,679	0.23%	11.16%	to	9.31%
2011	0.45%	to	2.10%	415,420	8.57	to	8.33	3,503,665	0.00%	-23.96%	to	-25.22%
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
2015	0.95%	to	2.10%	32,265	20.10	to	11.71	396,509	4.52%	-5.58%	to	-6.25%
2014	0.95%	to	2.10%	45,927	21.28	to	12.49	619,568	4.49%	-1.66%	to	-2.39%
2013	0.95%	to	2.10%	59,331	21.64	to	12.80	807,700	5.09%	10.30%	to	9.46%
2012	1.15%	to	2.45%	193,894	12.00	to	11.58	2,340,894	5.23%	14.36%	to	12.85%
2011	0.45%	to	2.45%	519,408	10.62	to	10.26	5,496,550	4.99%	-2.47%	to	-4.42%
VT Equity Income Fund: Class IB (PVEIB)
2015	1.00%	to	1.55%	52,116	9.40	to	9.38	489,720	0.00%	-5.97%	to	-6.21%	****
VI International Growth Fund - Series II Shares (AVIE2)
2015	1.00%	to	1.30%	8,736	9.28	to	9.27	81,042	0.00%	-7.17%	to	-7.30%	****
VP UltraShort NASDAQ-100 (PROUSN)
2015	0.45%	to	2.45%	505,722	0.89	to	0.79	417,092	0.00%	-26.59%	to	-28.07%
2014	1.15%	to	2.15%	473,189	1.17	to	1.12	535,542	0.00%	-36.49%	to	-37.14%
2013	0.65%	to	2.15%	238,140	1.88	to	1.78	427,662	0.00%	-48.97%	to	-49.74%
2012	1.15%	to	2.45%	280,253	3.64	to	3.51	1,000,554	0.00%	-35.97%	to	-36.82%
2011	1.15%	to	2.15%	99,013	5.68	to	5.59	554,202	0.00%	-23.07%	to	-23.85%
VP Access High Yield Fund (PROAHY)
2015	0.45%	to	2.45%	438,199	14.16	to	12.62	5,844,517	1.50%	-0.30%	to	-2.30%
2014	0.45%	to	2.45%	536,044	14.20	to	12.92	7,265,745	6.11%	1.88%	to	-0.17%
2013	0.45%	to	2.45%	6,759,648	13.94	to	12.94	91,050,949	2.72%	9.52%	to	7.32%
2012	0.45%	to	2.45%	5,021,067	12.72	to	12.06	62,207,797	4.74%	13.61%	to	11.32%
2011	0.45%	to	2.15%	346,045	11.20	to	10.88	3,817,266	1.25%	2.28%	to	0.54%
VP Asia 30 (PROA30)
2015	0.45%	to	2.35%	250,619	9.45	to	8.48	2,216,005	0.33%	-9.79%	to	-11.51%
2014	0.45%	to	2.45%	139,150	10.48	to	9.53	1,382,202	0.08%	-2.01%	to	-3.98%
2013	0.45%	to	2.45%	264,312	10.69	to	9.93	2,720,895	0.03%	14.45%	to	12.16%
2012	0.65%	to	2.15%	276,877	9.29	to	8.92	2,518,717	0.00%	14.73%	to	12.99%
2011	0.45%	to	2.00%	172,456	8.13	to	7.92	1,378,726	0.03%	-27.32%	to	-28.46%
VP Banks (PROBNK)
2015	0.45%	to	2.45%	153,779	14.42	to	13.12	2,094,309	0.19%	-0.88%	to	-2.87%
2014	1.15%	to	2.45%	85,417	14.18	to	13.50	1,188,941	0.10%	9.11%	to	7.67%
2013	0.45%	to	2.15%	126,901	13.24	to	12.64	1,633,420	0.28%	32.85%	to	30.59%
2012	1.15%	to	2.15%	155,165	9.85	to	9.68	1,516,565	0.00%	31.87%	to	30.53%
2011	1.15%	to	1.65%	20,324	7.47	to	7.44	151,367	0.00%	-25.31%	to	-25.57%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VP Basic Materials (PROBM)
2015	0.45%	to	2.15%	136,926	$8.57	to	$7.91	$1,108,008	0.52%	-14.31%	to	-15.77%
2014	1.15%	to	2.15%	202,526	9.75	to	9.39	1,933,798	0.99%	0.52%	to	-0.50%
2013	0.45%	to	2.20%	262,357	9.89	to	9.43	2,519,862	0.83%	17.90%	to	15.83%
2012	1.15%	to	2.15%	208,000	8.29	to	8.15	1,709,693	0.20%	7.24%	to	6.15%
2011	1.15%	to	2.10%	51,733	7.73	to	7.68	398,830	0.00%	-22.73%	to	-23.22%	****
VP Bear (PROBR)
2015	0.65%	to	2.10%	210,408	3.97	to	3.65	793,510	0.00%	-5.54%	to	-6.92%
2014	0.65%	to	2.35%	375,099	4.20	to	3.88	1,502,426	0.00%	-14.81%	to	-16.26%
2013	0.45%	to	2.35%	327,711	4.97	to	4.63	1,562,595	0.00%	-26.88%	to	-28.28%
2012	0.45%	to	2.35%	149,740	6.80	to	6.46	992,882	0.00%	-16.97%	to	-18.56%
2011	0.45%	to	2.35%	235,554	8.19	to	7.93	1,913,731	0.00%	-9.29%	to	-11.02%
VP Biotechnology (PROBIO)
2015	0.45%	to	2.50%	259,473	29.34	to	26.62	7,216,474	0.00%	2.84%	to	0.72%
2014	0.45%	to	2.50%	449,535	28.53	to	26.44	12,338,212	0.00%	29.14%	to	26.49%
2013	0.45%	to	2.45%	330,278	22.09	to	20.93	7,081,443	0.00%	67.66%	to	64.30%
2012	0.45%	to	2.15%	473,197	13.18	to	12.80	6,141,389	0.00%	40.07%	to	37.68%
2011	0.45%	to	2.10%	13,260	9.41	to	9.30	123,904	0.00%	-5.93%	to	-6.97%	****
VP Bull (PROBL)
2015	0.45%	to	2.50%	1,599,922	16.72	to	14.86	25,380,545	0.00%	-0.91%	to	-2.95%
2014	0.45%	to	2.50%	2,442,600	16.87	to	15.31	39,528,358	0.00%	10.97%	to	8.68%
2013	0.45%	to	2.50%	711,453	15.21	to	14.09	10,433,701	0.00%	29.17%	to	26.51%
2012	0.45%	to	2.45%	1,418,158	11.77	to	11.15	16,287,866	0.00%	13.38%	to	11.09%
2011	0.45%	to	2.45%	755,218	10.38	to	10.04	7,677,092	0.00%	-0.45%	to	-2.44%
VP Consumer Goods (PROCG)
2015	0.45%	to	2.50%	458,236	15.97	to	14.49	6,947,832	0.51%	3.69%	to	1.56%
2014	0.45%	to	2.45%	620,053	15.40	to	14.29	9,185,663	0.90%	9.73%	to	7.53%
2013	0.45%	to	2.15%	102,777	14.03	to	13.40	1,401,184	0.86%	27.87%	to	25.69%
2012	0.45%	to	2.45%	68,405	10.97	to	10.61	737,174	1.31%	10.36%	to	8.14%
2011	0.45%	to	1.90%	25,237	9.94	to	9.85	249,257	0.00%	-0.57%	to	-1.53%	****
VP Consumer Services (PROCS)
2015	0.45%	to	2.50%	382,999	19.14	to	17.37	6,991,167	0.00%	4.22%	to	2.07%
2014	0.45%	to	2.45%	588,414	18.36	to	17.05	10,408,997	0.00%	11.95%	to	9.71%
2013	0.45%	to	2.15%	320,513	16.40	to	15.67	5,108,147	0.17%	39.24%	to	36.86%
2012	0.85%	to	2.40%	94,015	11.70	to	11.40	1,087,057	0.00%	21.06%	to	19.16%
2011	0.45%	to	2.35%	56,622	9.69	to	9.57	544,622	0.00%	-3.08%	to	-4.31%	****
VP Emerging Markets (PROEM)
2015	0.45%	to	2.45%	244,196	6.92	to	6.17	1,594,714	1.70%	-17.73%	to	-19.39%
2014	0.45%	to	2.45%	373,572	8.41	to	7.65	2,987,574	0.21%	-3.85%	to	-5.79%
2013	0.45%	to	2.45%	425,737	8.75	to	8.12	3,580,510	0.38%	-6.84%	to	-8.72%
2012	0.45%	to	2.45%	576,322	9.39	to	8.90	5,280,262	0.99%	6.09%	to	3.95%
2011	0.45%	to	2.10%	368,467	8.85	to	8.61	3,210,925	0.00%	-20.06%	to	-21.39%
VP Europe 30 (PROE30)
2015	0.45%	to	2.45%	404,677	10.96	to	9.77	4,147,047	4.52%	-11.28%	to	-13.06%
2014	0.45%	to	2.45%	271,242	12.36	to	11.24	3,183,952	1.22%	-9.06%	to	-10.89%
2013	0.45%	to	2.45%	314,135	13.59	to	12.61	4,079,277	0.46%	21.09%	to	18.66%
2012	0.45%	to	2.35%	185,175	11.22	to	10.66	2,032,880	1.09%	16.07%	to	13.85%
2011	1.15%	to	2.00%	17,266	9.55	to	9.42	163,319	0.61%	-9.93%	to	-10.68%
VP Financials (PROFIN)
2015	0.45%	to	2.50%	801,013	14.98	to	13.59	11,416,836	0.12%	-1.94%	to	-3.96%
2014	0.45%	to	2.45%	237,817	15.27	to	14.18	3,480,598	0.10%	12.41%	to	10.15%
2013	1.15%	to	2.45%	135,152	13.33	to	12.87	1,777,733	0.34%	30.56%	to	28.84%
2012	1.15%	to	2.45%	64,514	10.21	to	9.99	652,782	0.22%	23.29%	to	21.67%
2011	1.15%	to	2.10%	19,538	8.28	to	8.23	161,225	0.00%	-17.17%	to	-17.70%	****
VP Health Care (PROHC)
2015	0.45%	to	2.50%	583,272	20.22	to	18.35	11,179,218	0.00%	4.55%	to	2.40%
2014	0.45%	to	2.50%	727,943	19.34	to	17.92	13,490,662	0.05%	23.14%	to	20.61%
2013	0.45%	to	2.50%	407,435	15.70	to	14.86	6,211,685	0.33%	39.13%	to	36.27%
2012	1.15%	to	2.50%	113,070	11.15	to	10.90	1,251,835	0.33%	16.05%	to	14.46%
2011	0.45%	to	1.90%	54,929	9.66	to	9.56	526,815	0.00%	-3.43%	to	-4.37%	****
VP Industrials (PROIND)
2015	0.45%	to	2.35%	540,448	14.07	to	12.86	7,233,997	0.18%	-3.86%	to	-5.69%
2014	0.45%	to	2.45%	251,139	14.64	to	13.59	3,536,581	0.17%	5.10%	to	2.99%
2013	0.45%	to	2.35%	532,485	13.93	to	13.23	7,200,812	0.30%	37.57%	to	34.94%
2012	0.45%	to	2.45%	196,512	10.12	to	9.79	1,948,860	0.33%	15.28%	to	12.96%
2011	0.45%	to	2.35%	96,626	8.78	to	8.67	841,929	0.00%	-12.18%	to	-13.30%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VP International (PROINT)
2015	0.45%	to	2.10%	193,125	$11.24	to	$10.22	$2,065,351	0.00%	-3.96%	to	-5.55%
2014	0.45%	to	2.10%	200,598	11.70	to	10.82	2,237,707	0.00%	-8.52%	to	-10.04%
2013	0.45%	to	2.45%	383,339	12.79	to	11.87	4,695,778	0.00%	18.96%	to	16.57%
2012	0.45%	to	2.45%	320,958	10.75	to	10.19	3,347,319	0.00%	15.41%	to	13.09%
2011	0.45%	to	2.10%	262,523	9.32	to	9.06	2,404,795	0.00%	-14.72%	to	-16.14%
VP Internet (PRONET)
2015	0.45%	to	2.50%	382,997	18.47	to	16.76	6,726,750	0.00%	19.81%	to	17.34%
2014	0.45%	to	2.45%	131,448	15.42	to	14.31	1,950,007	0.00%	0.67%	to	-1.36%
2013	0.45%	to	2.45%	219,621	15.32	to	14.51	3,265,348	0.00%	51.03%	to	48.00%
2012	1.15%	to	2.15%	51,684	10.02	to	9.85	514,948	0.00%	18.38%	to	17.18%
2011	0.85%	to	2.10%	9,841	8.48	to	8.41	83,166	0.00%	-15.16%	to	-15.87%	****
VP Japan (PROJP)
2015	0.45%	to	2.35%	226,725	14.23	to	12.76	3,026,252	0.00%	5.33%	to	3.32%
2014	0.45%	to	2.20%	134,742	13.51	to	12.44	1,732,082	0.00%	2.76%	to	0.96%
2013	0.45%	to	2.20%	303,478	13.15	to	12.32	3,830,548	0.00%	47.57%	to	44.98%
2012	0.45%	to	2.15%	152,930	8.91	to	8.51	1,317,530	0.00%	22.40%	to	20.30%
2011	0.45%	to	2.10%	34,406	7.28	to	7.08	246,466	0.00%	-18.91%	to	-20.25%
VP NASDAQ-100 (PRON)
2015	0.45%	to	2.45%	747,756	21.09	to	18.80	14,937,745	0.00%	6.97%	to	4.82%
2014	0.45%	to	2.45%	940,882	19.72	to	17.94	17,742,745	0.00%	16.48%	to	14.14%
2013	0.45%	to	2.45%	634,252	16.93	to	15.72	10,386,060	0.00%	33.67%	to	30.99%
2012	0.45%	to	2.45%	385,195	12.66	to	12.00	4,763,244	0.00%	15.71%	to	13.38%
2011	0.45%	to	2.45%	244,301	10.95	to	10.58	2,628,101	0.00%	1.00%	to	-1.03%
VP Oil & Gas (PROOG)
2015	0.45%	to	2.50%	1,185,343	9.71	to	8.63	10,717,212	0.68%	-23.72%	to	-25.29%
2014	0.45%	to	2.50%	886,429	12.72	to	11.55	10,659,196	0.46%	-11.27%	to	-13.10%
2013	0.45%	to	2.50%	290,843	14.34	to	13.29	4,009,939	0.46%	23.51%	to	20.97%
2012	0.45%	to	2.45%	311,471	11.61	to	11.00	3,516,237	0.09%	2.43%	to	0.37%
2011	0.45%	to	2.35%	291,332	11.33	to	10.98	3,242,585	0.18%	1.79%	to	-0.15%
VP Pharmaceuticals (PROPHR)
2015	0.45%	to	2.50%	235,796	18.84	to	17.10	4,203,402	0.59%	3.97%	to	1.83%
2014	0.45%	to	2.45%	246,310	18.12	to	16.83	4,274,560	0.67%	18.82%	to	16.44%
2013	0.45%	to	2.45%	212,949	15.25	to	14.45	3,148,383	2.06%	31.03%	to	28.40%
2012	0.45%	to	2.45%	94,784	11.64	to	11.25	1,085,763	0.92%	11.35%	to	9.11%
2011	0.45%	to	2.35%	284,915	10.45	to	10.32	2,958,723	0.00%	4.54%	to	3.22%	****
VP Precious Metals (PROPM)
2015	0.45%	to	2.50%	828,838	2.22	to	2.01	1,738,321	0.00%	-33.15%	to	-34.53%
2014	0.45%	to	2.50%	608,583	3.32	to	3.07	1,943,549	0.00%	-24.21%	to	-25.77%
2013	0.45%	to	2.50%	516,611	4.38	to	4.14	2,198,155	0.00%	-38.22%	to	-39.50%
2012	0.45%	to	2.45%	410,943	7.09	to	6.85	2,862,803	0.00%	-14.93%	to	-16.65%
2011	0.45%	to	2.30%	386,534	8.33	to	8.23	3,198,717	0.00%	-16.69%	to	-17.72%	****
VP Real Estate (PRORE)
2015	0.45%	to	2.50%	641,284	13.48	to	12.23	8,205,536	0.64%	-0.13%	to	-2.18%
2014	0.45%	to	2.50%	510,356	13.49	to	12.50	6,623,469	1.77%	24.45%	to	21.89%
2013	0.45%	to	2.50%	186,742	10.84	to	10.26	1,968,101	1.11%	-0.36%	to	-2.41%
2012	0.45%	to	2.50%	307,573	10.88	to	10.51	3,286,004	2.70%	16.64%	to	14.24%
2011	0.45%	to	2.50%	45,390	9.33	to	9.20	420,467	0.00%	-6.71%	to	-7.99%	****
VP Rising Rates Opportunity (PRORRO)
2015	0.45%	to	2.20%	128,910	4.03	to	3.64	485,909	0.00%	-2.03%	to	-3.75%
2014	0.45%	to	2.20%	157,991	4.11	to	3.78	614,204	0.00%	-30.57%	to	-31.79%
2013	0.45%	to	2.45%	406,251	5.92	to	5.49	2,315,767	0.00%	15.95%	to	13.62%
2012	0.45%	to	2.45%	174,521	5.10	to	4.84	864,364	0.00%	-7.35%	to	-9.22%
2011	1.15%	to	2.10%	93,888	5.45	to	5.36	508,047	0.00%	-38.22%	to	-38.81%
VP Semiconductor (PROSCN)
2015	0.45%	to	2.15%	98,642	14.55	to	13.42	1,368,093	0.44%	-3.31%	to	-4.96%
2014	0.45%	to	2.45%	371,556	15.04	to	13.97	5,387,504	0.14%	33.92%	to	31.24%
2013	0.45%	to	2.15%	27,132	11.23	to	10.73	297,110	0.14%	32.87%	to	30.61%
2012	0.45%	to	1.65%	13,309	8.45	to	8.28	110,521	0.32%	-4.60%	to	-5.75%
2011	1.35%	to	1.90%	14,743	8.81	to	8.78	129,655	0.00%	-11.91%	to	-12.24%	****
VP Short Emerging Markets (PROSEM)
2015	1.15%	to	2.45%	28,179	8.18	to	7.59	222,881	0.00%	10.24%	to	8.79%
2014	1.35%	to	2.30%	6,375	7.35	to	7.03	46,252	0.00%	-4.24%	to	-5.16%
2013	0.45%	to	2.30%	33,825	7.94	to	7.41	262,351	0.00%	-0.68%	to	-2.53%
2012	1.15%	to	2.30%	63,269	7.84	to	7.60	491,393	0.00%	-14.05%	to	-15.05%
2011	1.15%	to	2.45%	87,819	9.13	to	8.93	794,238	0.00%	9.39%	to	7.96%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VP Short International (PROSIN)
2015	0.45%	to	2.30%	52,420	$5.33	to	$4.79	$263,074	0.00%	-4.22%	to	-6.00%
2014	1.15%	to	2.30%	85,409	5.39	to	5.10	442,228	0.00%	1.62%	to	0.44%
2013	0.45%	to	2.30%	99,808	5.44	to	5.08	515,832	0.00%	-21.36%	to	-22.83%
2012	1.15%	to	2.30%	58,276	6.79	to	6.58	390,351	0.00%	-21.08%	to	-22.00%
2011	1.15%	to	2.50%	162,410	8.60	to	8.41	1,382,717	0.00%	0.63%	to	-0.73%
VP Short NASDAQ-100 (PROSN)
2015	0.45%	to	1.85%	54,422	3.07	to	2.83	158,731	0.00%	-13.44%	to	-14.65%
2014	0.45%	to	2.15%	114,259	3.54	to	3.27	381,614	0.00%	-19.74%	to	-21.12%
2013	0.45%	to	2.15%	100,893	4.42	to	4.15	423,062	0.00%	-29.72%	to	-30.92%
2012	1.15%	to	2.30%	81,510	6.17	to	5.98	494,350	0.00%	-19.73%	to	-20.67%
2011	1.15%	to	2.45%	72,310	7.68	to	7.52	549,135	0.00%	-11.50%	to	-12.66%
VP Technology (PROTEC)
2015	0.45%	to	2.35%	550,302	15.30	to	13.99	7,978,790	0.00%	1.94%	to	0.00%
2014	0.45%	to	2.50%	410,320	15.01	to	13.91	5,892,607	0.00%	17.58%	to	15.16%
2013	0.85%	to	2.15%	329,911	12.63	to	12.19	4,079,935	0.00%	24.13%	to	22.50%
2012	0.45%	to	2.30%	190,108	10.24	to	9.93	1,912,005	0.00%	9.81%	to	7.77%
2011	0.45%	to	2.35%	107,196	9.33	to	9.21	992,449	0.00%	-6.71%	to	-7.89%	****
VP Telecommunications (PROTEL)
2015	0.45%	to	2.10%	30,985	12.53	to	11.59	368,536	6.74%	1.06%	to	-0.61%
2014	0.45%	to	2.15%	47,871	12.40	to	11.64	570,687	4.46%	0.11%	to	-1.60%
2013	0.45%	to	2.45%	34,300	12.39	to	11.74	412,848	1.85%	11.56%	to	9.32%
2012	1.15%	to	2.15%	363,734	10.97	to	10.79	3,982,906	0.12%	15.17%	to	14.01%
2011	0.45%	to	1.65%	3,690	9.57	to	9.50	35,094	0.00%	-4.27%	to	-5.04%	****
VP U.S. Government Plus (PROGVP)
2015	0.45%	to	2.15%	246,664	15.63	to	14.17	3,594,158	0.00%	-6.07%	to	-7.67%
2014	0.45%	to	2.20%	161,162	16.64	to	15.32	2,539,122	0.18%	35.78%	to	33.39%
2013	0.65%	to	2.15%	135,761	12.16	to	11.50	1,593,389	0.17%	-19.64%	to	-20.85%
2012	0.45%	to	2.15%	211,249	15.22	to	14.53	3,136,876	0.00%	0.52%	to	-1.20%
2011	0.45%	to	2.45%	221,028	15.14	to	14.64	3,284,785	0.13%	42.87%	to	40.00%
VP UltraNASDAQ-100 (PROUN)
2015	0.45%	to	2.45%	73,879	40.87	to	36.43	2,850,033	0.00%	13.09%	to	10.82%
2014	0.45%	to	2.50%	184,912	36.14	to	32.80	6,287,569	0.00%	35.23%	to	32.45%
2013	0.45%	to	2.45%	312,708	26.72	to	24.81	8,062,616	0.00%	78.24%	to	74.66%
2012	0.45%	to	2.45%	92,860	14.99	to	14.20	1,354,071	0.00%	33.15%	to	30.47%
2011	0.45%	to	2.15%	161,850	11.26	to	10.94	1,790,643	0.00%	-1.64%	to	-3.31%
VP Utilities (PROUTL)
2015	0.45%	to	2.50%	197,035	14.28	to	12.96	2,667,033	1.42%	-6.82%	to	-8.74%
2014	0.45%	to	2.50%	364,675	15.33	to	14.20	5,370,466	2.19%	25.32%	to	22.74%
2013	0.45%	to	2.50%	112,703	12.23	to	11.57	1,336,584	3.07%	12.80%	to	10.48%
2012	0.45%	to	2.50%	163,570	10.84	to	10.47	1,734,505	1.99%	-0.31%	to	-2.37%
2011	0.85%	to	2.50%	154,187	10.85	to	10.73	1,663,626	0.00%	8.49%	to	7.29%	****
Global Managed Futures Strategy (RVMFU)
2015	0.45%	to	2.35%	991,335	8.02	to	7.00	7,358,106	1.96%	-1.99%	to	-3.86%
2014	0.45%	to	2.35%	439,704	8.18	to	7.28	3,359,616	0.00%	11.58%	to	9.45%
2013	0.45%	to	2.55%	454,481	7.33	to	6.58	3,156,056	0.00%	2.13%	to	-0.03%
2012	0.45%	to	2.55%	506,656	7.18	to	6.58	3,479,836	0.00%	-11.60%	to	-13.48%
2011	0.45%	to	2.55%	884,949	8.12	to	7.61	6,966,058	0.00%	-9.04%	to	-10.95%
Variable Fund - Long Short Equity Fund (RSRF)
2015	0.45%	to	2.35%	776,095	10.68	to	15.40	10,894,555	0.00%	0.80%	to	-1.12%
2014	0.45%	to	2.40%	546,015	10.59	to	15.48	7,808,046	0.00%	2.33%	to	0.33%
2013	0.45%	to	2.55%	564,715	10.35	to	10.21	7,978,425	0.00%	16.93%	to	14.46%
2012	0.45%	to	2.55%	594,453	8.85	to	8.92	7,197,791	0.00%	3.96%	to	1.76%
2011	0.45%	to	2.55%	738,378	8.52	to	8.77	8,530,419	0.00%	-6.98%	to	-8.94%
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
2015	0.45%	to	2.50%	1,257,580	11.76	to	10.47	14,467,164	0.91%	-6.52%	to	-8.45%
2014	0.45%	to	2.55%	1,249,764	12.58	to	11.39	15,543,695	0.27%	3.01%	to	0.83%
2013	0.45%	to	2.50%	1,198,793	12.22	to	11.33	14,563,763	0.02%	22.88%	to	20.35%
2012	0.45%	to	2.50%	1,064,254	9.94	to	9.42	10,631,772	0.00%	13.19%	to	10.86%
2011	0.45%	to	2.50%	1,278,798	8.78	to	8.49	11,397,397	0.00%	-7.72%	to	-9.61%
Variable Trust - Banking Fund (RBKF)
2015	1.15%	to	2.45%	404,243	8.17	to	4.91	3,087,040	0.47%	-5.95%	to	-7.19%
2014	0.45%	to	2.45%	233,270	6.70	to	5.29	1,926,493	1.36%	2.95%	to	0.89%
2013	1.15%	to	2.40%	196,923	8.50	to	6.91	1,611,604	0.55%	27.70%	to	26.08%
2012	0.45%	to	2.50%	584,843	5.06	to	4.15	3,684,231	0.24%	23.66%	to	21.11%
2011	0.45%	to	2.45%	158,278	4.09	to	3.43	833,475	0.23%	-22.58%	to	-24.13%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Trust - Basic Materials Fund (RBMF)
2015	0.45%	to	2.50%	118,511	$8.77	to	$9.69	$2,097,515	0.00%	-17.67%	to	-19.37%
2014	0.45%	to	2.50%	167,362	10.66	to	12.02	3,602,338	3.09%	-2.26%	to	-4.27%
2013	0.45%	to	2.50%	218,828	10.90	to	12.55	4,895,991	0.62%	0.79%	to	-1.28%
2012	0.45%	to	2.50%	317,742	10.82	to	12.72	7,003,662	0.00%	10.22%	to	7.95%
2011	0.45%	to	2.50%	329,769	9.81	to	11.78	6,616,439	0.00%	-16.83%	to	-18.55%
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
2015	0.45%	to	2.50%	853,997	11.79	to	9.85	9,180,862	0.69%	-4.45%	to	-6.41%
2014	0.45%	to	2.50%	878,354	12.34	to	10.52	9,985,356	0.61%	2.34%	to	0.23%
2013	0.45%	to	2.50%	677,455	12.06	to	10.50	7,580,969	1.52%	18.21%	to	15.78%
2012	0.45%	to	2.50%	803,979	10.20	to	9.07	7,703,594	1.12%	11.91%	to	9.60%
2011	0.45%	to	2.50%	912,603	9.12	to	8.27	7,900,607	1.59%	-4.64%	to	-6.60%
Variable Trust - Biotechnology Fund (RBF)
2015	0.45%	to	2.50%	453,190	39.80	to	28.82	14,533,009	0.00%	7.99%	to	5.76%
2014	0.45%	to	2.50%	458,541	36.85	to	27.25	13,717,417	0.00%	32.10%	to	29.38%
2013	0.45%	to	2.50%	412,742	27.90	to	21.06	9,526,308	0.00%	53.51%	to	50.35%
2012	0.45%	to	2.50%	442,089	18.17	to	14.01	6,648,173	0.00%	35.37%	to	32.58%
2011	0.45%	to	2.50%	511,648	13.43	to	10.57	5,736,404	0.00%	10.09%	to	7.83%
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
2015	0.45%	to	2.50%	1,986,155	11.21	to	9.57	20,771,137	1.09%	-4.59%	to	-6.55%
2014	0.45%	to	2.50%	2,024,648	11.74	to	10.24	22,412,265	0.65%	1.34%	to	-0.75%
2013	0.45%	to	2.50%	1,377,640	11.59	to	10.31	15,158,693	1.58%	9.67%	to	7.41%
2012	0.45%	to	2.50%	1,398,310	10.57	to	9.60	14,164,565	1.63%	10.29%	to	8.01%
2011	0.45%	to	2.50%	1,041,864	9.58	to	8.89	9,680,693	1.86%	-0.73%	to	-2.76%
Variable Trust - Commodities Strategy Fund (RVCMD)
2015	0.65%	to	2.50%	764,311	2.70	to	2.15	1,492,889	0.00%	-34.23%	to	-35.46%
2014	0.65%	to	2.50%	809,296	4.11	to	3.32	2,425,031	0.00%	-34.44%	to	-35.66%
2013	0.45%	to	2.55%	679,934	6.35	to	5.15	3,163,749	0.00%	-3.65%	to	-5.68%
2012	0.45%	to	2.55%	929,892	6.59	to	5.46	4,541,338	0.00%	-1.85%	to	-3.93%
2011	0.45%	to	2.55%	1,163,910	6.72	to	5.68	5,828,149	7.57%	-7.06%	to	-9.02%
Variable Trust - Consumer Products Fund (RCPF)
2015	0.45%	to	2.50%	553,132	21.21	to	20.35	16,115,663	0.50%	5.74%	to	3.57%
2014	0.45%	to	2.50%	317,791	20.06	to	19.65	8,838,889	0.62%	12.12%	to	9.81%
2013	0.45%	to	2.50%	312,694			17.89	7,850,995	1.14%	27.67%	to	25.05%
2012	0.45%	to	2.50%	382,444	14.01	to	14.31	7,652,079	1.19%	8.56%	to	6.31%
2011	0.45%	to	2.50%	453,809	12.91	to	13.46	8,549,906	1.57%	13.25%	to	10.93%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2015	0.45%	to	2.50%	800,214	14.12	to	15.57	14,986,879	0.00%	-4.65%	to	-6.61%
2014	0.45%	to	2.50%	484,688	14.80	to	16.68	9,586,358	0.00%	16.28%	to	13.88%
2013	0.45%	to	2.50%	860,829	12.73	to	14.64	15,127,161	0.00%	61.97%	to	58.64%
2012	0.45%	to	2.50%	633,796	7.86	to	9.23	6,909,061	0.00%	16.62%	to	14.21%
2011	0.45%	to	2.50%	1,088,961	6.74	to	8.08	10,208,263	0.00%	8.60%	to	6.37%
Variable Trust - Electronics Fund (RELF)
2015	0.45%	to	2.50%	335,163	11.81	to	9.38	3,788,042	0.00%	1.64%	to	-0.45%
2014	0.45%	to	2.50%	400,386	11.62	to	9.42	4,465,554	0.00%	23.18%	to	20.65%
2013	0.45%	to	2.50%	234,202	9.43	to	7.81	2,140,213	0.25%	34.44%	to	31.68%
2012	1.15%	to	2.50%	298,819	7.01	to	5.93	2,056,409	0.00%	-0.16%	to	-1.48%
2011	1.15%	to	2.50%	274,559	7.02	to	6.02	1,890,025	0.00%	-17.45%	to	-18.57%
Variable Trust - Energy Fund (RENF)
2015	0.45%	to	2.50%	839,869	6.59	to	6.73	11,995,085	0.41%	-30.54%	to	-31.97%
2014	0.45%	to	2.50%	759,621	9.48	to	9.90	15,822,605	0.17%	-18.99%	to	-20.66%
2013	0.45%	to	2.50%	306,654	11.71	to	12.48	8,105,926	0.20%	22.91%	to	20.38%
2012	0.45%	to	2.50%	384,516	9.52	to	10.36	8,364,527	0.00%	1.94%	to	-0.16%
2011	0.45%	to	2.50%	431,951	9.34	to	10.38	9,292,765	0.00%	-6.27%	to	-8.20%
Variable Trust - Energy Services Fund (RESF)
2015	0.45%	to	2.50%	597,799	4.91	to	5.29	7,964,659	0.37%	-32.01%	to	-33.41%
2014	0.45%	to	2.50%	552,521	7.23	to	7.94	11,202,901	0.00%	-29.66%	to	-31.11%
2013	0.45%	to	2.50%	261,356	10.27	to	11.52	7,762,863	0.00%	23.33%	to	20.79%
2012	0.45%	to	2.45%	241,614	8.33	to	9.57	5,828,967	0.00%	-0.05%	to	-2.06%
2011	0.45%	to	2.50%	331,307	8.33	to	9.74	8,167,424	0.00%	-9.70%	to	-11.56%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2015	0.45%	to	2.15%	108,694	5.70	to	10.26	1,036,926	1.24%	-7.60%	to	-9.18%
2014	0.45%	to	2.15%	134,608	6.17	to	11.30	1,362,829	0.92%	-12.88%	to	-14.37%
2013	0.45%	to	2.20%	598,527	7.08	to	13.12	7,083,250	0.19%	23.34%	to	21.17%
2012	0.45%	to	2.15%	724,600	5.74	to	10.88	6,751,752	1.30%	21.11%	to	19.04%
2011	0.45%	to	2.00%	226,240	4.74	to	7.75	1,847,382	0.00%	-15.52%	to	-16.83%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Trust - Financial Services Fund (RFSF)
2015	0.45%	to	2.50%	693,822	$8.81	to	$7.27	$7,555,577	0.36%	-4.42%	to	-6.39%
2014	0.45%	to	2.50%	671,332	9.22	to	7.77	7,747,716	0.64%	12.07%	to	9.77%
2013	0.45%	to	2.50%	505,938	8.22	to	7.07	5,285,828	0.51%	26.98%	to	24.37%
2012	0.45%	to	2.50%	545,150	6.48	to	5.69	4,530,810	0.20%	22.13%	to	19.61%
2011	1.15%	to	2.50%	450,938	7.07	to	4.76	3,123,398	0.07%	-15.90%	to	-17.05%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2015	0.45%	to	2.45%	456,187	17.61	to	14.06	8,447,751	0.89%	-5.52%	to	-7.42%
2014	0.45%	to	2.55%	621,779	18.64	to	15.05	12,309,884	0.69%	34.05%	to	31.23%
2013	0.45%	to	2.55%	349,681	13.91	to	11.47	5,255,438	0.73%	-18.62%	to	-20.34%
2012	0.45%	to	2.55%	587,510	17.09	to	14.39	10,996,570	0.78%	2.54%	to	0.37%
2011	0.45%	to	2.55%	1,104,597	16.67	to	14.34	20,076,897	2.05%	40.85%	to	37.89%
Variable Trust - Health Care Fund (RHCF)
2015	0.45%	to	2.50%	798,201	22.25	to	19.08	19,342,049	0.00%	4.06%	to	1.92%
2014	0.45%	to	2.50%	818,470	21.38	to	18.72	19,291,518	0.00%	24.06%	to	21.50%
2013	0.45%	to	2.50%	702,990	17.24	to	15.41	13,485,978	0.20%	41.18%	to	38.27%
2012	0.45%	to	2.50%	528,331	12.21	to	11.14	7,252,714	0.00%	16.64%	to	14.23%
2011	0.45%	to	2.50%	520,632	10.47	to	9.76	6,223,554	0.00%	4.22%	to	2.08%
Variable Trust - Internet Fund (RINF)
2015	0.45%	to	2.50%	214,786	19.28	to	17.79	6,020,677	0.00%	7.87%	to	5.65%
2014	0.45%	to	2.50%	134,520	17.88	to	16.84	3,583,436	0.00%	1.50%	to	-0.59%
2013	0.45%	to	2.50%	310,691	17.61	to	16.94	8,210,449	0.00%	50.55%	to	47.45%
2012	0.45%	to	2.50%	185,142	11.70	to	11.49	3,319,461	0.00%	18.79%	to	16.34%
2011	0.85%	to	2.50%	221,146	9.67	to	9.88	3,358,860	0.00%	-12.67%	to	-14.12%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2015	1.15%	to	2.45%	2,794,435	0.79	to	0.85	2,112,085	0.00%	-9.09%	to	-10.29%
2014	1.15%	to	2.50%	1,996,596	0.87	to	0.94	1,661,317	0.00%	-22.67%	to	-23.72%
2013	1.15%	to	2.30%	1,540,494	1.13	to	1.01	1,652,682	0.00%	-44.53%	to	-45.18%
2012	1.15%	to	2.50%	1,663,040	2.03	to	2.25	3,259,130	0.00%	-23.35%	to	-24.40%
2011	1.15%	to	2.50%	1,321,652	2.65	to	2.97	3,391,507	0.00%	-27.91%	to	-28.89%
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2015	0.45%	to	2.20%	664,416	3.59	to	2.82	1,920,146	0.00%	-1.66%	to	-3.39%
2014	0.45%	to	2.50%	798,202	3.65	to	3.34	2,388,554	0.00%	-25.25%	to	-26.79%
2013	0.45%	to	2.50%	2,866,211	4.88	to	4.56	12,393,562	0.00%	14.74%	to	12.38%
2012	0.45%	to	2.50%	869,975	4.25	to	4.06	3,218,671	0.00%	-6.62%	to	-8.55%
2011	0.45%	to	2.15%	734,014	4.55	to	3.86	2,853,886	0.00%	-30.75%	to	-31.93%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2015	1.15%	to	1.95%	208,444	2.07	to	1.89	413,390	0.00%	-2.26%	to	-3.05%
2014	1.15%	to	2.50%	351,637	2.12	to	2.48	698,292	0.00%	-12.58%	to	-13.77%
2013	0.45%	to	2.15%	298,812	3.51	to	2.20	694,206	0.00%	-27.90%	to	-29.13%
2012	1.15%	to	2.15%	163,777	3.39	to	3.11	532,489	0.00%	-19.30%	to	-20.12%
2011	1.15%	to	2.45%	212,941	4.20	to	5.13	874,985	0.00%	-8.40%	to	-9.60%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2015	1.15%	to	2.10%	318,657	0.99	to	1.17	298,344	0.00%	-13.87%	to	-14.70%
2014	0.45%	to	2.50%	321,838	2.69	to	2.09	392,180	0.00%	-19.00%	to	-20.67%
2013	0.45%	to	2.15%	399,140	3.32	to	1.71	589,385	0.00%	-29.37%	to	-30.58%
2012	0.45%	to	2.15%	1,229,953	4.70	to	2.47	2,556,769	0.00%	-19.01%	to	-20.40%
2011	1.00%	to	2.45%	846,407	5.66	to	4.81	2,106,354	0.00%	-10.97%	to	-12.27%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2015	0.45%	to	2.40%	1,622,820	2.83	to	1.68	3,245,304	0.00%	-0.35%	to	-2.30%
2014	0.45%	to	2.50%	655,199	2.84	to	2.31	1,245,930	0.00%	-9.26%	to	-11.13%
2013	0.45%	to	2.30%	603,134	3.13	to	1.95	1,327,490	0.00%	-31.16%	to	-32.44%
2012	0.45%	to	2.50%	353,496	4.55	to	3.86	1,111,165	0.00%	-18.52%	to	-20.21%
2011	0.45%	to	2.50%	669,629	5.58	to	4.84	2,579,323	0.00%	-8.03%	to	-9.92%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2015	0.65%	to	2.10%	1,035,469	3.63	to	2.02	2,241,550	0.00%	-5.06%	to	-6.44%
2014	0.65%	to	2.50%	878,859	3.83	to	3.05	2,018,138	0.00%	-15.01%	to	-16.59%
2013	0.45%	to	2.40%	737,210	4.56	to	2.50	2,017,505	0.00%	-26.85%	to	-28.28%
2012	0.45%	to	2.50%	1,072,355	6.24	to	5.10	4,048,971	0.00%	-17.35%	to	-19.06%
2011	0.45%	to	2.50%	1,195,966	7.55	to	6.30	5,557,221	0.00%	-9.45%	to	-11.31%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2015	0.45%	to	2.45%	101,533	10.61	to	9.04	1,234,316	0.00%	11.49%	to	9.25%
2014	1.15%	to	2.50%	79,473	11.43	to	8.23	881,829	0.00%	-16.38%	to	-17.53%
2013	0.45%	to	2.50%	175,090	11.30	to	9.98	2,492,057	0.00%	55.30%	to	52.10%
2012	1.15%	to	2.00%	246,456	8.86	to	8.04	2,124,721	0.00%	18.72%	to	17.70%
2011	0.45%	to	2.00%	124,422	6.08	to	6.83	909,194	0.00%	-29.26%	to	-30.37%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Trust - Leisure Fund (RLF)
2015	0.45%	to	2.50%	256,578	$16.68	to	$15.23	$6,843,107	0.09%	-0.15%	to	-2.20%
2014	0.45%	to	2.50%	181,903	16.70	to	15.57	4,941,762	0.22%	7.00%	to	4.80%
2013	0.45%	to	2.50%	191,698	15.61	to	14.86	4,912,517	0.59%	41.77%	to	38.85%
2012	0.45%	to	2.50%	283,744	11.01	to	10.70	5,168,194	0.00%	20.77%	to	18.28%
2011	0.45%	to	2.50%	271,172	9.12	to	9.05	4,150,612	0.00%	1.99%	to	-0.10%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2015	0.45%	to	2.50%	336,043	16.05	to	14.34	10,875,301	0.00%	-5.93%	to	-7.87%
2014	0.45%	to	2.50%	94,489	17.06	to	15.57	3,088,946	0.00%	11.43%	to	9.14%
2013	0.45%	to	2.50%	181,969	15.31	to	14.27	4,876,218	0.00%	49.56%	to	46.48%
2012	0.45%	to	2.50%	321,813	10.24	to	9.74	6,437,591	0.00%	23.77%	to	21.21%
2011	0.45%	to	2.50%	265,722	8.27	to	8.03	4,354,258	0.00%	-8.01%	to	-9.90%
Variable Fund - Multi-Hedge Strategies (RVARS)
2015	0.45%	to	2.35%	902,632	9.29	to	8.39	8,312,369	0.64%	1.39%	to	-0.54%
2014	0.45%	to	2.35%	732,401	9.17	to	8.44	6,714,451	0.00%	4.19%	to	2.20%
2013	0.45%	to	2.55%	794,484	8.80	to	7.95	7,062,750	0.00%	1.20%	to	-0.94%
2012	0.45%	to	2.55%	901,230	8.69	to	8.03	7,991,268	0.68%	1.76%	to	-0.39%
2011	0.45%	to	2.55%	676,240	8.54	to	8.06	5,936,147	0.00%	2.92%	to	0.75%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2015	0.45%	to	2.45%	611,925	32.37	to	31.46	20,769,741	0.00%	14.11%	to	11.82%
2014	0.45%	to	2.45%	1,027,097	28.37	to	28.14	31,048,384	0.00%	35.96%	to	33.23%
2013	0.45%	to	2.45%	936,401	20.86	to	21.12	20,772,792	0.00%	79.40%	to	75.81%
2012	0.45%	to	2.50%	458,586	11.63	to	11.97	5,970,633	0.00%	33.52%	to	30.77%
2011	0.45%	to	2.45%	514,544	8.71	to	9.18	5,033,949	0.00%	-1.12%	to	-3.10%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2015	0.45%	to	2.35%	900,604	21.89	to	27.16	24,997,743	0.00%	7.75%	to	5.70%
2014	0.45%	to	2.55%	746,528	20.32	to	19.28	19,033,453	0.00%	16.92%	to	14.45%
2013	0.45%	to	2.55%	887,995	17.38	to	16.84	19,264,862	0.00%	34.01%	to	31.19%
2012	0.45%	to	2.55%	436,120	12.97	to	12.84	7,425,414	0.00%	16.24%	to	13.79%
2011	0.45%	to	2.55%	435,810	11.16	to	11.28	6,569,631	0.00%	1.71%	to	-0.43%
Variable Trust - Nova Fund (RNF)
2015	0.45%	to	2.50%	566,895	14.80	to	14.08	10,643,310	0.00%	-1.17%	to	-3.20%
2014	0.45%	to	2.55%	666,929	14.98	to	14.48	12,705,422	0.08%	18.05%	to	15.56%
2013	0.45%	to	2.55%	1,902,052	12.69	to	12.53	28,504,432	0.09%	48.32%	to	45.19%
2012	0.45%	to	2.55%	841,905	8.55	to	8.63	9,379,489	0.00%	21.69%	to	19.12%
2011	0.45%	to	2.55%	1,040,432	7.03	to	7.24	9,596,287	0.05%	-1.61%	to	-3.68%
Variable Trust - Precious Metals Fund (RPMF)
2015	0.45%	to	2.50%	1,368,428	3.21	to	2.94	7,977,234	5.83%	-30.68%	to	-32.12%
2014	0.45%	to	2.50%	879,941	4.63	to	4.34	8,151,128	0.13%	-17.72%	to	-19.42%
2013	0.45%	to	2.50%	851,731	5.62	to	5.38	9,524,330	0.93%	-46.34%	to	-47.45%
2012	0.45%	to	2.50%	885,640	10.48	to	10.24	19,661,667	0.00%	-4.53%	to	-6.50%
2011	0.45%	to	2.50%	1,056,256	10.97	to	10.96	24,363,086	0.06%	-24.50%	to	-26.05%
Variable Trust - Real Estate Fund (RREF)
2015	0.45%	to	2.50%	338,751	12.30	to	10.30	7,117,895	2.02%	-2.96%	to	-4.96%
2014	0.45%	to	2.50%	492,656	12.68	to	10.84	10,849,321	1.19%	20.46%	to	17.98%
2013	0.45%	to	2.50%	391,260	10.52	to	9.19	7,335,555	2.09%	3.48%	to	1.35%
2012	0.45%	to	2.50%	680,026	10.17	to	9.06	12,388,116	1.15%	17.81%	to	15.38%
2011	0.45%	to	2.50%	526,180	8.63	to	7.86	8,271,602	2.30%	1.81%	to	-0.29%
Variable Trust - Retailing Fund (RRF)
2015	0.45%	to	2.50%	124,823	18.60	to	15.74	3,084,162	0.00%	-1.77%	to	-3.79%
2014	0.45%	to	2.50%	187,893	18.94	to	16.36	4,394,236	0.00%	8.17%	to	5.94%
2013	0.45%	to	2.50%	192,774	17.51	to	15.44	4,609,507	0.02%	35.19%	to	32.40%
2012	1.15%	to	2.50%	162,131	18.29	to	11.66	2,891,298	0.00%	15.43%	to	13.85%
2011	0.45%	to	2.50%	449,160	11.14	to	10.24	6,881,946	0.00%	4.83%	to	2.67%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2015	0.45%	to	2.50%	119,456	13.30	to	11.28	2,750,865	0.00%	-9.49%	to	-11.35%
2014	0.45%	to	2.50%	237,482	14.69	to	12.72	5,562,054	0.00%	3.82%	to	1.68%
2013	0.45%	to	2.50%	252,741	14.15	to	12.51	5,980,277	0.00%	57.85%	to	54.60%
2012	0.45%	to	2.50%	279,441	8.96	to	8.09	4,500,142	0.00%	21.55%	to	19.04%
2011	0.45%	to	2.50%	336,537	7.37	to	6.80	4,364,860	0.00%	-12.58%	to	-14.38%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2015	0.45%	to	2.50%	369,480	14.14	to	13.82	6,625,529	0.00%	-2.10%	to	-4.12%
2014	0.45%	to	2.50%	891,598	14.44	to	14.42	16,675,744	0.00%	24.09%	to	21.54%
2013	0.45%	to	2.50%	1,014,924	11.64	to	11.86	15,631,139	0.00%	67.95%	to	64.50%
2012	0.45%	to	2.50%	582,339	6.93	to	7.21	5,226,163	0.00%	28.80%	to	26.15%
2011	0.45%	to	2.50%	1,396,743	5.38	to	5.72	10,087,308	0.00%	-4.38%	to	-6.35%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2015	0.45%	to	2.50%	2,553,715	$19.51	to	$16.76	$50,132,537	0.00%	0.63%	to	-1.45%
2014	0.45%	to	2.50%	3,194,594	19.39	to	17.00	62,517,460	0.00%	11.91%	to	9.61%
2013	0.45%	to	2.50%	2,287,444	17.32	to	15.51	40,474,629	0.00%	40.68%	to	37.79%
2012	0.45%	to	2.50%	1,437,364	12.31	to	11.26	18,360,948	0.00%	12.80%	to	10.47%
2011	0.45%	to	2.50%	1,364,526	10.92	to	10.19	15,651,318	0.00%	-1.53%	to	-3.56%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2015	0.45%	to	2.50%	1,217,367	14.44	to	13.46	21,106,001	1.04%	-9.79%	to	-11.65%
2014	0.45%	to	2.50%	2,128,730	16.01	to	15.24	41,597,840	0.37%	10.44%	to	8.17%
2013	0.45%	to	2.50%	2,417,188	14.50	to	14.09	43,034,012	0.00%	44.61%	to	41.63%
2012	0.45%	to	2.50%	1,057,510	10.02	to	9.94	13,120,094	0.39%	21.68%	to	19.17%
2011	0.45%	to	2.50%	1,398,503	8.24	to	8.35	14,524,395	0.02%	-3.60%	to	-5.59%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2015	0.45%	to	2.45%	930,696	20.15	to	17.16	21,384,407	0.00%	0.86%	to	-1.16%
2014	0.45%	to	2.50%	827,165	19.98	to	17.28	18,929,666	0.00%	-2.00%	to	-4.01%
2013	0.45%	to	2.50%	1,496,626	20.39	to	18.00	35,384,794	0.00%	33.45%	to	30.70%
2012	0.45%	to	2.50%	995,696	15.28	to	13.78	18,018,082	0.00%	15.53%	to	13.15%
2011	0.45%	to	2.50%	670,396	13.22	to	12.17	10,603,297	0.00%	-1.10%	to	-3.14%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2015	0.45%	to	2.50%	479,147	13.13	to	11.95	7,992,316	0.14%	-12.26%	to	-14.07%
2014	0.45%	to	2.50%	573,667	14.96	to	13.91	11,065,293	0.04%	6.24%	to	4.06%
2013	0.45%	to	2.50%	1,127,639	14.08	to	13.36	20,702,285	0.10%	35.19%	to	32.41%
2012	0.45%	to	2.30%	483,777	10.42	to	12.98	6,630,169	0.00%	16.46%	to	14.29%
2011	0.45%	to	2.30%	1,362,882	8.95	to	11.35	16,294,604	0.00%	-7.57%	to	-9.28%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2015	0.45%	to	2.45%	705,352	16.61	to	14.34	13,744,555	0.00%	-0.82%	to	-2.81%
2014	0.45%	to	2.50%	756,633	16.74	to	14.69	14,965,168	0.00%	-0.45%	to	-2.50%
2013	0.45%	to	2.50%	1,496,718	16.82	to	15.06	29,782,353	0.00%	40.67%	to	37.78%
2012	0.45%	to	2.45%	870,994	11.96	to	10.97	12,741,235	0.00%	10.11%	to	7.89%
2011	0.45%	to	2.45%	620,483	10.86	to	10.17	8,354,924	0.00%	3.05%	to	0.98%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2015	0.45%	to	2.45%	528,126	12.68	to	10.66	7,812,190	0.00%	-13.93%	to	-15.66%
2014	0.45%	to	2.45%	517,699	14.73	to	12.65	9,163,876	0.00%	0.86%	to	-1.17%
2013	0.45%	to	2.45%	812,402	14.61	to	12.80	14,186,349	0.48%	42.18%	to	39.33%
2012	0.45%	to	2.50%	498,760	10.27	to	9.15	6,290,002	0.00%	19.84%	to	17.36%
2011	0.45%	to	2.45%	541,995	8.57	to	7.82	5,824,859	0.00%	-9.85%	to	-11.66%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2015	0.45%	to	2.30%	179,801	9.09	to	6.66	1,294,892	0.00%	12.84%	to	10.74%
2014	0.45%	to	2.40%	560,826	8.05	to	5.96	3,757,287	0.00%	22.38%	to	19.98%
2013	0.45%	to	2.30%	150,484	6.58	to	5.01	808,868	0.00%	-3.41%	to	-5.20%
2012	1.00%	to	2.30%	567,154	6.61	to	5.28	3,204,951	0.00%	-7.22%	to	-8.44%
2011	0.45%	to	2.45%	465,951	7.30	to	5.65	2,839,577	0.00%	-4.69%	to	-6.60%
Variable Trust - Technology Fund (RTEC)
2015	0.45%	to	2.50%	457,774	14.10	to	12.72	8,584,454	0.00%	0.66%	to	-1.41%
2014	0.45%	to	2.50%	527,975	14.01	to	12.90	9,837,345	0.00%	9.76%	to	7.50%
2013	0.45%	to	2.50%	362,371	12.77	to	12.00	6,237,296	0.00%	34.78%	to	32.01%
2012	0.45%	to	2.50%	354,947	9.47	to	9.09	4,670,093	0.00%	11.48%	to	9.18%
2011	0.45%	to	2.50%	376,999	8.50	to	8.33	4,491,807	0.00%	-9.61%	to	-11.47%
Variable Trust - Telecommunications Fund (RTEL)
2015	0.65%	to	2.15%	127,757	7.34	to	11.31	1,043,908	1.59%	-7.33%	to	-8.73%
2014	0.65%	to	2.15%	126,898	7.92	to	12.39	1,138,272	1.99%	1.95%	to	0.41%
2013	0.90%	to	1.90%	117,499	8.86	to	8.29	1,042,534	2.05%	15.92%	to	15.23%
2012	0.45%	to	2.10%	119,021	6.73	to	10.79	923,565	1.56%	4.39%	to	2.65%
2011	1.15%	to	2.10%	281,388	7.56	to	10.51	2,092,890	0.84%	-15.38%	to	-16.20%
Variable Trust - Transportation Fund (RTRF)
2015	0.65%	to	2.50%	174,576	14.79	to	13.05	4,303,854	0.00%	-14.65%	to	-16.24%
2014	0.45%	to	2.50%	355,267	17.59	to	15.58	10,200,613	0.00%	22.25%	to	19.73%
2013	0.45%	to	2.50%	410,896	14.39	to	13.02	9,712,977	0.00%	49.96%	to	46.88%
2012	0.45%	to	2.50%	266,492	9.59	to	8.86	4,292,283	0.00%	17.05%	to	14.64%
2011	0.45%	to	2.50%	254,532	8.20	to	7.73	3,559,732	0.00%	-11.52%	to	-13.34%
Variable Trust - Utilities Fund (RUTL)
2015	0.45%	to	2.50%	512,587	13.51	to	13.45	7,536,635	2.50%	-7.78%	to	-9.68%
2014	0.45%	to	2.50%	551,770	14.64	to	14.89	8,856,609	1.72%	22.34%	to	19.82%
2013	0.45%	to	2.50%	315,279	11.97	to	12.43	4,236,429	3.11%	13.12%	to	10.79%
2012	0.45%	to	2.50%	479,076	10.58	to	11.22	5,772,558	2.30%	0.66%	to	-1.42%
2011	0.45%	to	2.50%	801,459	10.51	to	11.38	9,654,483	1.83%	15.77%	to	13.39%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2015	0.45%	to	2.45%	110,043	$5.77	to	$5.76	$670,233	0.00%	-17.20%	to	-18.87%
2014	0.45%	to	2.10%	69,426	6.97	to	7.18	524,984	0.00%	-22.27%	to	-23.56%
2013	0.45%	to	2.10%	63,300	8.97	to	9.40	623,311	0.00%	-3.25%	to	-4.86%
2012	0.45%	to	2.50%	77,859	9.27	to	9.80	803,071	0.00%	0.33%	to	-1.74%
2011	0.45%	to	2.10%	79,878	9.24	to	10.01	822,499	0.00%	-4.12%	to	-5.70%
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2015	0.45%	to	2.45%	1,142,012	10.45	to	9.90	11,554,154	3.03%	0.28%	to	-1.74%
2014	0.45%	to	2.45%	656,347	10.42	to	10.07	6,709,817	0.00%	1.92%	to	-0.13%
2013	0.45%	to	2.20%	443,521	10.22	to	10.10	4,502,917	0.00%	2.21%	to	1.01%	****
Series M (Macro Opportunities Series) (GSBLMO)
2015	0.45%	to	2.35%	185,315	10.49	to	10.06	1,899,162	2.58%	-0.75%	to	-2.65%
2014	0.45%	to	2.35%	95,487	10.56	to	10.34	996,814	0.00%	4.87%	to	2.87%
2013	1.35%	to	2.10%	2,358	10.06	to	10.05	23,718	0.00%	0.61%	to	0.51%	****
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2015	1.15%	to	1.95%	85,475	9.79	to	9.70	831,855	0.19%	-1.85%	to	-2.65%
Health Sciences Portfolio - II (TRHS2)
2015	1.00%	to	1.65%	168,760	9.17	to	9.14	1,545,737	0.00%	-8.34%	to	-8.62%	****
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2015	0.85%	to	1.65%	104,748	6.94	to	6.91	725,758	0.00%	-30.62%	to	-30.88%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	0.45%	to	2.50%	717,439	4.68	to	4.24	3,183,037	0.03%	-33.75%	to	-35.11%
2014	0.45%	to	2.50%	598,836	7.06	to	6.54	4,061,072	0.06%	-19.47%	to	-21.13%
2013	0.45%	to	2.50%	461,180	8.76	to	8.29	3,930,479	0.54%	10.04%	to	7.77%
2012	0.45%	to	2.50%	276,250	7.96	to	7.69	2,159,544	0.73%	2.92%	to	0.79%
2011	0.45%	to	2.50%	86,604	7.74	to	7.63	671,686	0.00%	-22.62%	to	-23.68%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015	0.45%	to	2.45%	1,806,564	12.33	to	11.00	21,053,117	0.36%	-8.76%	to	-10.59%
2014	0.45%	to	2.50%	2,023,234	13.52	to	12.27	26,136,125	0.50%	-5.69%	to	-7.63%
2013	0.45%	to	2.50%	2,219,333	14.33	to	13.28	30,788,998	1.16%	24.57%	to	22.01%
2012	0.45%	to	2.45%	2,119,340	11.51	to	10.90	23,773,000	1.06%	18.64%	to	16.25%
2011	0.45%	to	2.50%	2,026,378	9.70	to	9.37	19,482,900	1.07%	-7.62%	to	-9.52%
Variable Insurance Portfolios - Energy (WRENG)
2015	1.00%	to	1.65%	9,027	7.88	to	7.85	71,055	0.00%	-21.23%	to	-21.47%	****
Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (obsolete) (DXVIMF)
2014	1.15%	to	2.10%	59,108	11.36	to	11.29	669,623	0.00%	13.59%	to	12.86%	****
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (obsolete) (DXVIC)
2014	1.25%	to	2.00%	2,438	9.18	to	9.13	22,335	0.00%	-8.23%	to	-8.70%	****
Dynamic VP HY Bond Fund (obsolete) (DXVHY)
2014	1.15%	to	2.50%	99,835	10.66	to	10.27	1,046,427	2.25%	-1.25%	to	-2.60%
2013	0.45%	to	2.50%	243,208	10.92	to	10.55	2,603,468	2.21%	3.48%	to	1.35%
2012	0.45%	to	2.50%	3,380,507	10.55	to	10.41	35,460,908	2.03%	5.51%	to	4.06%	****
Variable Trust: Alternative Strategies Allocation Fund (obsolete) (RVASA)
2011	1.15%	to	2.35%	360,426	9.27	to	8.93	3,310,377	2.08%	-4.19%	to	-5.35%
VIP Contrafund(R) Portfolio - Service - Class 2R (obsolete) (FC2R)
2014	0.95%	to	1.60%	336,677	24.66	to	23.96	8,331,456	0.69%	10.18%	to	9.88%
2013	0.95%	to	1.60%	386,322	22.38	to	21.80	8,675,282	0.85%	29.17%	to	28.81%
2012	1.15%	to	2.00%	408,007	17.77	to	16.24	7,084,390	1.04%	14.81%	to	14.03%
2011	1.15%	to	1.80%	497,387	15.48	to	14.54	7,539,529	0.67%	-3.90%	to	-4.48%
VIP Equity-Income Portfolio - Service Class 2 R (obsolete) (FEI2R)
2014	0.45%	to	2.50%	785,259	16.63	to	13.02	13,829,493	3.05%	7.96%	to	5.74%
2013	0.45%	to	2.45%	635,670	15.41	to	12.37	10,469,708	2.96%	27.22%	to	24.66%
2012	0.45%	to	2.45%	380,812	12.11	to	9.92	5,004,941	3.16%	16.53%	to	14.18%
2011	0.45%	to	2.45%	321,625	10.39	to	8.69	3,695,392	1.83%	0.25%	to	-1.76%
Variable Fund - All-Asset Aggressive Strategy (obsolete) (RVAAS)
2012	0.45%	to	2.30%	51,471			11.18	557,054	1.09%			12.13%
2011	0.45%	to	2.50%	58,543			9.97	572,088	0.34%			-4.72%
Variable Fund - All-Asset Conservative Strategy (obsolete) (RVACS)
2012	0.45%	to	2.25%	274,533	10.80	to	10.29	2,899,591	1.83%	7.22%	to	5.28%
2011	0.45%	to	2.25%	192,189	10.07	to	9.77	1,906,307	0.29%	-1.75%	to	-3.52%
Variable Fund - All-Asset Moderate Strategy (obsolete) (RVAMS)
2012	0.45%	to	2.30%	381,412	10.81	to	10.28	4,020,875	1.52%	9.53%	to	7.49%
2011	0.45%	to	2.30%	431,152	9.87	to	9.57	4,190,316	0.35%	-3.24%	to	-5.04%
VIP Growth Portfolio - Service Class 2 R (obsolete) (FG2R)
2014	0.45%	to	2.50%	2,163,708	19.04	to	15.19	38,138,026	0.24%	10.54%	to	8.27%
2013	0.45%	to	2.45%	1,062,979	17.23	to	14.09	17,083,564	0.33%	35.36%	to	32.64%
2012	0.45%	to	2.45%	434,393	12.73	to	10.62	5,233,229	0.41%	13.89%	to	11.60%
2011	0.45%	to	2.45%	475,936	11.17	to	9.52	5,091,681	0.11%	-0.47%	to	-2.47%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.45%	to	2.15%	308,078	$13.39	to	$14.62	$4,810,959	5.64%	6.46%	to	4.64%
2012	0.45%	to	2.45%	435,367	12.58	to	13.40	6,431,471	1.48%	14.19%	to	11.89%
2011	0.45%	to	2.45%	5,343,722	11.01	to	11.97	69,405,465	5.96%	3.34%	to	1.27%
VIP High Income Portfolio - Service Class 2R (obsolete) (FHI2R)
2014	0.45%	to	2.50%	333,474	11.27	to	10.66	3,658,266	3.60%	0.45%	to	-1.62%
2013	0.45%	to	2.50%	290,706	11.21	to	10.83	3,211,341	5.89%	5.39%	to	3.22%
2012	0.45%	to	1.95%	243,175	10.64	to	10.53	2,585,872	9.19%	6.41%	to	5.34%	****
Variable Fund - DWA Flexible Allocation (obsolete) (RVDFA)
2012	0.45%	to	2.50%	1,212,032	8.86	to	8.38	10,441,756	0.00%	1.65%	to	-0.45%
2011	0.45%	to	2.50%	1,858,221	8.72	to	8.42	15,904,667	0.39%	-11.54%	to	-13.36%
Variable Fund - DWA Sector Rotation (obsolete) (RVDSR)
2012	0.45%	to	2.50%	1,578,196	9.19	to	8.69	14,127,817	0.00%	3.37%	to	1.23%
2011	0.45%	to	2.50%	2,618,123	8.89	to	8.59	22,892,659	0.14%	-7.73%	to	-9.63%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.45%	to	2.50%	312,339	10.25	to	9.50	3,129,777	0.96%	0.30%	to	-1.77%
2012	0.45%	to	2.20%	190,632	10.22	to	9.75	1,930,557	0.63%	16.71%	to	14.65%
2011	0.45%	to	2.20%	134,567	8.76	to	8.50	1,245,009	0.61%	-22.74%	to	-24.10%
Global Currents Variable International All Cap Opportunity Portfolio (obsolete) (SBIEP)
2011			1.30%	8,400			10.30	86,509	8.94%			-12.74%
NVIT Nationwide Fund - Class III (obsolete) (TRF3)
2013	0.45%	to	2.30%	113,926	15.59	to	16.83	1,841,734	1.53%	30.53%	to	28.11%
2012	0.45%	to	2.30%	83,029	11.94	to	13.14	1,043,764	1.90%	13.81%	to	11.69%
2011	1.15%	to	2.30%	35,854	11.40	to	11.76	404,651	1.46%	-0.37%	to	-1.53%
NVIT Government Bond Fund - Class III (obsolete) (GBF3)
2013	0.45%	to	2.15%	669,943	10.68	to	11.38	9,075,697	1.44%	-4.53%	to	-6.16%
2012	0.45%	to	2.45%	1,281,066	11.19	to	11.96	18,225,025	1.99%	2.58%	to	0.51%
2011	0.45%	to	2.45%	1,741,410	10.90	to	11.90	24,573,093	2.99%	6.78%	to	4.64%
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)
2013	0.45%	to	1.95%	379,377	14.92	to	16.25	6,452,390	1.97%	26.61%	to	24.70%
2012	0.45%	to	1.80%	323,301	11.78	to	13.21	4,419,224	1.58%	15.40%	to	13.83%
2011	1.15%	to	1.80%	370,983	12.20	to	11.60	4,441,637	1.86%	-5.04%	to	-5.66%
NVIT Investor Destinations Balanced Fund - Class VI (obsolete) (NVDBL6)
2013	0.45%	to	2.00%	106,233	12.93	to	12.21	1,328,607	1.95%	12.92%	to	11.17%
2012	0.45%	to	2.00%	88,965	11.45	to	10.98	994,694	2.07%	8.99%	to	7.28%
2011	0.45%	to	2.50%	42,375	10.50	to	10.15	437,306	2.09%	0.42%	to	-1.64%
NVIT Investor Destinations Capital Appreciation Fund - Class VI (obsolete) (NVDCA6)
2013	1.00%	to	2.50%	96,385	13.56	to	12.82	1,276,664	2.10%	18.20%	to	16.41%
2012	1.15%	to	2.50%	51,664	11.42	to	11.01	585,042	1.44%	11.01%	to	9.49%
2011	1.15%	to	2.00%	50,520	10.29	to	10.14	518,356	1.32%	-2.12%	to	-2.96%
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)
2013	0.45%	to	2.30%	768,696	11.50	to	11.87	9,911,437	1.32%	4.23%	to	2.30%
2012	0.45%	to	2.30%	1,240,205	11.04	to	11.60	15,505,928	1.72%	4.68%	to	2.73%
2011	0.45%	to	2.50%	1,390,326	10.54	to	10.68	16,787,146	2.47%	2.48%	to	0.37%
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)
2013	0.45%	to	2.50%	1,230,727	13.38	to	12.32	18,913,039	1.46%	16.03%	to	13.64%
2012	0.45%	to	2.50%	1,698,729	11.53	to	10.84	22,732,682	1.53%	10.34%	to	8.07%
2011	0.45%	to	2.50%	1,903,557	10.45	to	10.03	23,305,379	2.10%	-0.49%	to	-2.53%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)
2013	0.45%	to	1.95%	427,296	14.25	to	15.67	7,074,831	1.72%	21.82%	to	19.98%
2012	0.45%	to	1.80%	441,954	11.70	to	13.25	6,069,951	1.53%	13.23%	to	11.71%
2011	1.15%	to	1.80%	617,750	12.46	to	11.86	7,548,836	2.00%	-3.27%	to	-3.86%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)
2013	0.45%	to	2.50%	671,052	12.52	to	11.92	9,594,807	1.25%	10.10%	to	7.83%
2012	0.45%	to	2.50%	1,136,193	11.37	to	11.05	14,897,003	1.67%	7.48%	to	5.26%
2011	0.45%	to	2.25%	1,162,051	10.58	to	11.60	14,381,049	2.32%	1.71%	to	-0.13%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.45%	to	2.45%	210,197	12.48	to	11.59	2,564,300	2.33%	20.55%	to	18.13%
2012	0.45%	to	2.00%	96,323	10.35	to	13.16	1,004,054	0.17%	16.42%	to	14.56%
2011	0.45%	to	2.00%	75,748	8.89	to	11.49	694,870	1.67%	-16.77%	to	-18.06%
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)
2013	0.45%	to	2.50%	108,907	18.01	to	12.27	1,728,650	0.00%	43.72%	to	40.77%
2012	0.45%	to	2.10%	47,661	12.53	to	13.44	527,377	0.00%	12.87%	to	10.99%
2011	0.45%	to	2.10%	51,142	11.11	to	12.11	515,631	0.00%	-1.10%	to	-2.73%
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)
2013	0.45%	to	2.45%	132,331	17.07	to	14.54	2,714,433	1.05%	39.74%	to	36.94%
2012	0.45%	to	2.00%	65,799	12.22	to	14.90	968,868	0.99%	20.04%	to	18.27%
2011	0.45%	to	1.90%	49,161	10.18	to	12.72	658,532	0.39%	-5.59%	to	-6.96%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)
2013	0.45%	to	2.10%	142,009	$16.81	to	$25.48	$3,283,214	0.15%	40.32%	to	37.99%
2012	0.45%	to	2.20%	156,996	11.98	to	18.28	2,626,810	0.17%	14.96%	to	12.93%
2011	0.45%	to	2.20%	171,964	10.42	to	16.19	2,524,182	0.54%	-5.97%	to	-7.62%
VP Income & Growth Fund - Class III (obsolete) (ACVIG3)
2014	0.45%	to	2.50%	660,331	18.51	to	14.44	12,814,948	2.01%	12.00%	to	9.69%
2013	0.45%	to	2.45%	310,052	16.53	to	13.22	5,487,546	2.29%	35.21%	to	32.50%
2012	0.45%	to	2.45%	296,635	12.22	to	9.98	3,949,391	2.03%	14.23%	to	11.93%
2011	0.45%	to	1.90%	357,418	10.70	to	11.21	4,212,861	1.53%	2.65%	to	1.16%
VP Ultra(R) Fund - Class III (obsolete) (ACVU3)
2014	1.15%	to	1.60%	57,799	18.18	to	17.16	1,043,856	0.42%	8.74%	to	8.25%
2013	1.15%	to	1.60%	25,186	16.72	to	15.85	414,407	0.53%	35.44%	to	34.83%
2012	1.15%	to	1.80%	27,728	12.35	to	11.51	336,263	0.00%	12.63%	to	11.93%
2011	1.15%	to	1.80%	41,872	10.96	to	10.28	448,164	0.00%	-0.09%	to	-0.68%
VP Value Fund - Class III (obsolete) (ACVV3)
2014	0.45%	to	2.50%	767,059	17.75	to	15.03	16,521,671	1.44%	12.57%	to	10.25%
2013	0.45%	to	2.50%	525,812	15.77	to	13.63	10,132,795	1.71%	31.13%	to	28.44%
2012	0.45%	to	2.45%	392,383	12.02	to	10.65	5,793,902	1.93%	14.06%	to	11.76%
2011	0.45%	to	2.10%	433,733	10.54	to	13.71	5,771,459	1.99%	0.56%	to	-1.10%
ClearBridge Variable All Cap Value Portfolio Class I (obsolete) (SBTRP)
2011			1.30%	1,435			23.02	33,027	1.36%			-7.41%
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (obsolete) (VWAR)
2014	1.15%	to	2.15%	188,357	9.78	to	9.43	1,819,617	0.00%	-2.20%	to	-3.19%
2013	1.15%	to	2.20%	168,013	10.00	to	9.72	1,665,592	0.00%	3.84%	to	2.74%
2012	1.15%	to	2.15%	287,520	9.63	to	9.47	2,760,934	0.00%	0.16%	to	-0.85%
2011	1.15%	to	1.80%	208,859	9.62	to	9.81	2,008,439	0.00%	-3.82%	to	-4.23%	****

2015	Reserves for annuity contracts in payout phase:							70,623
2015	Contract owners equity:							$1,613,745,449
2014	Reserves for annuity contracts in payout phase:							89,289
2014	Contract owners equity:							$1,524,687,920
2013	Reserves for annuity contracts in payout phase:							113,380
2013	Contract owners equity:							$1,358,664,885
2012	Reserves for annuity contracts in payout phase:							110,587
2012	Contract owners equity:							$1,146,493,847
2011	Reserves for annuity contracts in payout phase:							143,761
2011	Contract owners equity:							$1,059,222,360
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2015. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 23, 2016

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2015	2014	2013
Revenues
Policy charges	$2,216	$2,065	$1,849
Premiums	786	831	724
Net investment income	1,982	1,900	1,849
Net realized investment gains (losses), including other-than-temporary impairment losses	82	(1,078)	678
Other revenues	14	11	17

Total revenues	$5,080	$3,729	$5,117

Benefits and expenses
Interest credited to policyholder account values	$1,078	$1,096	$1,067
Benefits and claims	1,662	1,502	1,354
Amortization of deferred policy acquisition costs	68	207	374
Other expenses, net of deferrals	1,044	1,055	981

Total benefits and expenses	$3,852	$3,860	$3,776

Income (loss) before federal income taxes and noncontrolling interests	$1,228	$(131)	$1,341
Federal income tax expense (benefit)	293	(147)	313

Net income	$935	$16	$1,028
Noncontrolling interest adjustment for consolidated net expenses, net of tax	96	94	82

Net income attributable to Nationwide Life Insurance Company	$1,031	$110	$1,110

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2015	2014	2013
Net income	$935	$16	$1,028

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(720)	$435	$(663)
Other	43	27	(7)

Total other comprehensive (loss) income, net of tax	$(677)	$462	$(670)

Total comprehensive income	$258	$478	$358
Noncontrolling interest adjustment for consolidated net expenses, net of tax	96	94	82

Total comprehensive income attributable to Nationwide Life Insurance Company	$354	$572	$440

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2015	2014
Assets
Investments:
Fixed maturity securities, available-for-sale	$37,570	$35,418
Mortgage loans, net of allowance	8,396	7,270
Policy loans	993	992
Short-term investments	766	935
Other investments	943	822

Total investments	$48,668	$45,437
Cash and cash equivalents	67	77
Accrued investment income	477	670
Deferred policy acquisition costs	5,200	4,063
Goodwill	200	200
Other assets	2,328	5,001
Separate account assets	87,238	88,076

Total assets	$144,178	$143,524

Liabilities and equity
Liabilities
Future policy benefits and claims	$45,397	$40,730
Short-term debt	400	660
Long-term debt	707	709
Other liabilities	2,042	5,313
Separate account liabilities	87,238	88,076

Total liabilities	$135,784	$135,488

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	5,661	4,630
Accumulated other comprehensive income	367	1,044

Total shareholder’s equity	$7,750	$7,396
Noncontrolling interests	644	640

Total equity	$8,394	$8,036

Total liabilities and equity	$144,178	$143,524

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,110	$—	$1,110	$(82)	$1,028
Other comprehensive income	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	$—	$—	$110	$—	$110	$(94)	$16
Other comprehensive loss	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive loss	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2015	2014	2013
Cash flows from operating activities
Net income	$935	$16	$1,028
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(82)	1,078	(678)
Interest credited to policyholder account values	1,078	1,096	1,067
Capitalization of deferred policy acquisition costs	(870)	(685)	(604)
Amortization of deferred policy acquisition costs	68	207	374
Amortization and depreciation	107	128	77
Deferred tax expense (benefit)	217	(152)	346
Changes in:
Policy liabilities	(249)	(421)	(475)
Derivatives, net	(141)	(181)	(483)
Other, net	(280)	(59)	88

Net cash provided by operating activities	$783	$1,027	$740

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,828	$2,798	$3,689
Proceeds from sales of available-for-sale securities	466	647	1,091
Purchases of available-for-sale securities	(7,106)	(5,640)	(6,842)
Proceeds from repayments and sales of mortgage loans	1,027	920	1,091
Issuances of mortgage loans	(2,155)	(1,837)	(1,593)
Net sales (purchases) of short-term investments	169	(524)	654
Collateral received (paid), net	48	399	(637)
Other, net	(136)	(94)	42

Net cash used in investing activities	$(4,859)	$(3,331)	$(2,505)

Cash flows from financing activities
Net change in short-term debt	$(260)	$382	$(22)
Proceeds from issuance of long-term debt	—	—	2
Repayments of long-term debt	(2)	—	(299)
Investment and universal life insurance product deposits	8,224	6,037	6,139
Investment and universal life insurance product withdrawals	(3,884)	(4,095)	(4,034)
Other, net	(12)	(4)	(22)

Net cash provided by financing activities	$4,066	$2,320	$1,764

Net (decrease) increase in cash and cash equivalents	$(10)	$16	$(1)
Cash and cash equivalents at beginning of year	77	61	62

Cash and cash equivalents at end of year	$67	$77	$61

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services, banking products and services, mutual funds and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2015 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”) and Eagle Captive Reinsurance, LLC (“Eagle”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

Eagle is an Ohio domiciled special purpose financial captive insurance company, and a member of the Nationwide group of companies, which is comprised of NMIC and all of its subsidiaries and affiliates. Eagle is a wholly-owned subsidiary of NLIC. Eagle commenced operations effective October 1, 2015, following surplus contributions of $50 million by NLIC for the purpose of assuming net of third party reinsurance, 100% of NLIC’s liability with respect to specified guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. The base annuity contracts and any non-reinsured risks will be retained by NLIC.

As of December 31, 2015 and 2014, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany accounts and transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts expected to net settle, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers guarantees which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent or is expected to be exercised upon annuitization are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated from, and valued apart from, the host variable annuity contracts.

Guarantees on variable annuity and fixed annuity products accounted for as insurance liabilities primarily include GMDB and certain GLWB. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Certain guaranteed minimum accumulation benefits (“GMAB”) and the GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility.

The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2015 and 2014 was $2.3 billion and $1.8 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $46 million and $35 million of FHLB stock as of December 31, 2015 and 2014, respectively.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to earnings had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2015 and 2014, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (86% and 87% as of December 31, 2015 and 2014, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, pricing from additional sources, and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities, consisting primarily of private placement corporate bonds, are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2015 and December 31, 2014, the fair value of the securities received as collateral and recorded off balance sheet is $167 million and $0, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2015 and 2014, the fair value of loaned securities was $389 million and $254 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government, agencies and obligations of states and political subdivisions securities for other-than-temporary impairment by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in earnings and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments, which could be significant.

The Company invests in fixed maturity securities that could qualify as variable interest entities (“VIEs”), including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment, hotel and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies commercial mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in private equity, purchased tax credit funds and partnerships accounted for under the equity method, trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds investments in limited partnerships and similar entities including private equity funds, tax credit funds and real estate related funds. The Company applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes the change in equity method investments in net investment income. The Company’s unfunded commitments related to these investments were $315 million and $123 million as of December 31, 2015 and 2014, respectively. The carrying value of these investments was $199 million and $141 million as of December 31, 2015 and 2014, respectively.

The Company has sold $1.4 billion and $1.3 billion in Tax Credit Funds to unrelated third parties as of December 31, 2015 and 2014, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2031. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $720 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. These consolidated VIEs are primarily made up of the Tax Credit Funds discussed above.

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $644 million and $640 million as of December 31, 2015 and 2014, respectively, and are included within the balance sheet primarily as other investments of $585 million, other assets of $113 million and other liabilities of $67 million as of December 31, 2015, and other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2015 annual impairment test and determined that no impairment was required. As of December 31, 2015 and 2014, there were no accumulated impairments.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and ODI. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Effective January 1, 2015, the Company is included in the NMIC consolidated federal income tax return. Prior to 2015, NLIC filed a separate consolidated federal income tax return with its subsidiaries.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2015 (4% in 2014 and 2013) and 35% of the number of life insurance policies in force in 2015 (37% in 2014 and 38% in 2013). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 23, 2016, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2015, the Company adopted ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

On January 1, 2015, the Company adopted ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2015-02, which amends existing guidance in ASC 810, Consolidation. The amended guidance changes the way reporting enterprises evaluate whether (a) they should consolidate limited partnerships and similar entities, (b) fees paid to a decision maker or service provider are variable interests in a variable interest entity (VIE), and (c) variable interests in a VIE held by related parties of the reporting enterprise require the reporting enterprise to consolidate the VIE. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2015, the FASB issued ASU 2015-01, which amends existing guidance in ASC 225, Income Statement. The amended guidance eliminates the concept of extraordinary items. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In April 2015, the FASB issued ASU 2015-03, which amends existing guidance in ASC 835, Interest. The amended guidance presents debt issuance costs in the balance sheet as a direct deduction from the carrying amount of the corresponding debt liability. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In May 2015, the FASB issued ASU 2015-07, which amends ASC 820, Fair Value Measurements. The amended guidance eliminates the requirement to categorize investments using net asset value as fair value within the fair value hierarchy. The Company will adopt the ASU for annual periods beginning January 1, 2016. The adoption of this guidance will result in changes to disclosures only.

In May 2015, the FASB issued ASU 2015-09, which amends ASC 944, Financial Services-Insurance. The amended guidance requires additional disclosures for short duration insurance contracts. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In August 2015, the FASB issued ASU 2015-14, which amends ASC 606, Revenue from Contracts from Customers. The amended guidance defers the effective date of ASU 2014-09 for all entities by one year. The Company does not expect the adoption of this guidance to have any impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for interim and annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through separate accounts. The Company provides four primary guarantee types: (1) GMDB, (2) GLWB, (3) GMAB and (4) guaranteed minimum income benefits (“GMIB”).

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2015				December 31, 2014
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$885	$24,452	$208	66	$872	$23,079	$21	65
Minimum return or anniversary contract value	1,817	31,511	1,133	70	1,918	33,662	292	69

Total contracts with GMDB	$2,702	$55,963	$1,341	68	$2,790	$56,741	$313	68

GLWB Minimum return or anniversary contract value[3]	$141	$32,187	$142	67	$135	$31,406	$195	66
GMAB Return of net deposits[3]	$19	$496	$2	66	$43	$1,177	$—	67
GMIB Minimum return or anniversary contract value	$46	$380	$1	67	$45	$451	$1	66

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.
3	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2015	2014
GMDB	$148	$76
GLWB[1]	$180	$185
GMAB[1]	$—	$(8)
GMIB	$2	$1

1	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumption for participant benefit utilization of the net settlement option within the GLWB. The Company changed its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to benefits and claims of $164 million and lower amortization of deferred policy acquisition costs of $28 million.

Paid claims for GMDBs were $20 million and $11 million for the years ended December 31, 2015 and 2014, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2015 and 2014.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Mutual funds:
Bond	$5,371	$5,280
Domestic equity	46,469	47,316
International equity	3,001	2,969

Total mutual funds	$54,841	$55,565
Money market funds	1,122	1,176

Total[1]	$55,963	$56,741

1	Excludes $31.3 billion as of December 31, 2015 and 2014 of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Annuity Contracts

The Company offers certain fixed annuity products with GMDB and GLWB. As of December 31, 2015 and 2014, the general account value for contracts with GMDB was $2.7 billion and $351 million, respectively, which includes $1.4 billion and $185 million, respectively, of general account value relating to contracts that also have GLWB. The net amount at risk and reserve balances on these guarantees were immaterial as of December 31, 2015 and 2014. Paid claims for GMDB were immaterial for the years ended December 31, 2015 and 2014. There were no paid claims for GLWB during the years ended December 31, 2015 and 2014.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $548 million and $401 million as of December 31, 2015 and 2014, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2015 and 2014.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2015	$2,473	$2,053	$48,140	51
December 31, 2014	$1,954	$2,191	$41,484	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2015	2014	2013
Balance at beginning of year	$4,063	$3,778	$3,249
Capitalization of DAC	870	685	604
Amortization of DAC, excluding unlocks	(326)	(397)	(373)
Amortization of DAC related to unlocks	258	190	(1)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	335	(193)	299

Balance at end of year	$5,200	$4,063	$3,778

During 2015, the Company recognized a decrease in DAC amortization of $258 million as a result of the annual comprehensive review of model assumptions and enhancements. The impact was primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4, as well as a decrease in the expected lapse rates for certain variable annuity products.

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2015
Fixed maturity securities:
U.S. government and agencies	$343	$59	$—	$402
Obligations of states, political subdivisions and foreign governments	2,137	241	11	2,367
Corporate public securities	23,174	868	752	23,290
Corporate private securities	5,082	203	115	5,170
Residential mortgage-backed securities	3,036	152	42	3,146
Commercial mortgage-backed securities	1,539	37	11	1,565
Asset-backed securities	1,685	19	74	1,630

Total fixed maturity securities	$36,996	$1,579	$1,005	$37,570
Equity securities	7	14	—	21

Total available-for-sale securities	$37,003	$1,593	$1,005	$37,591

December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2015. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$977	$982
Due after one year through five years	10,512	10,861
Due after five years through ten years	9,302	9,295
Due after ten years	9,945	10,091

Subtotal	$30,736	$31,229
Residential mortgage-backed securities	3,036	3,146
Commercial mortgage-backed securities	1,539	1,565
Asset-backed securities	1,685	1,630

Total fixed maturity securities	$36,996	$37,570

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$588	$2,235
Adjustment to DAC and other expense	(33)	(372)
Adjustment to future policy benefits and claims	(16)	(159)
Adjustment to policyholder dividend obligations	(67)	(120)
Deferred federal income tax expense	(156)	(548)

Net unrealized gains on available-for-sale securities	$316	$1,036

1	Includes net unrealized losses of $20 million and $9 million as of December 31, 2015 and 2014, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2015	2014
Balance at beginning of year	$1,036	$601
Unrealized gains and losses arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(1,662)	939
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(11)	31
Net adjustment to DAC and other expense	339	(196)
Net adjustment to future policy benefits and claims	143	(70)
Net adjustment to policyholder dividend obligations	53	(35)
Related federal income tax benefit (expense)	401	(234)

Unrealized (losses) gains on available-for-sale securities	$(737)	$435
Less: Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($9 and $0 as of
December 31, 2015 and 2014, respectively)	(17)	—

Net unrealized (losses) gains on available-for-sale securities	$(720)	$435

Balance at end of year	$316	$1,036

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2015
Fixed maturity securities:
Corporate public securities	$8,170	$455	$975	$297	$752
Corporate private securities	1,642	56	418	59	115
Asset-backed securities	654	7	756	67	74
Other	1,271	23	504	41	64

Total[2]	$11,737	$541	$2,653	$464	$1,005

December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Corporate private securities	589	27	256	7	34
Asset-backed securities	662	5	493	67	72
Other	268	2	688	47	49

Total[2]	$3,161	$97	$3,015	$178	$275

1	As of December 31, 2015 and 2014, there were $448 million and $66 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 1,059 and 541 available-for-sale securities in an unrealized loss position as of December 31, 2015 and 2014, respectively.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary-impairment.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Amortized cost:
Loans with non-specific reserves	$8,403	$7,279
Loans with specific reserves	19	17

Total amortized cost	$8,422	$7,296

Valuation allowance:
Non-specific reserves	$23	$21
Specific reserves	3	5

Total valuation allowance	$26	$26

Mortgage loans, net of allowance	$8,396	$7,270

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Balance at beginning of year	$26	$35	$44
Current period provision[1]	2	(8)	(4)
Recoveries[2]	(2)	(1)	(5)

Balance at end of year	$26	$26	$35

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

Interest income recognized on commercial mortgage loans with a specific reserve was $2 million, $1 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively. The average recorded investment was $14 million, $16 million and $30 million for the years ended December 31, 2015, 2014 and 2013, respectively.

As of December 31, 2015 and 2014, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total[1]	Greater than 1.00	Less than 1.00	Total[1]
December 31, 2015
Apartment	$2,791	$—	$2,791	$2,791	$—	$2,791
Industrial	1,221	25	1,246	1,193	53	1,246
Office	1,318	3	1,321	1,286	35	1,321
Retail	2,765	2	2,767	2,756	11	2,767
Other	297	—	297	297	—	297

Total[2]	$8,392	$30	$8,422	$8,323	$99	$8,422

December 31, 2014
Apartment	$2,267	$17	$2,284	$2,278	$6	$2,284
Industrial	1,165	35	1,200	1,137	63	1,200
Office	1,020	20	1,040	994	46	1,040
Retail	2,570	11	2,581	2,549	32	2,581
Other	191	—	191	191	—	191

Total[3]	$7,213	$83	$7,296	$7,149	$147	$7,296

1	While these loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.
2	As of December 31, 2015, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.02 and 0.83, with a total weighted average DSC ratio of 2.02. As of December 31, 2015, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 85%, with a total weighted average LTV ratio of 60%.
3	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.94 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 90%, with a total weighted average LTV ratio of 60%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2015 and 2014. Additionally, available-for-sale securities with a carrying value of $538 million and $683 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2015 and 2014, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Fixed maturity securities, available-for-sale	$1,646	$1,575	$1,565
Mortgage loans	390	362	348
Alternative Investments	(56)	(32)	(68)
Policy loans	51	51	52
Other	12	3	11

Gross investment income	$2,043	$1,959	$1,908
Investment expenses	61	59	59

Net investment income	$1,982	$1,900	$1,849

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Net realized derivative gains (losses)	$120	$(1,087)	$705
Realized gains on sales	11	31	32
Realized losses on sales	(37)	(19)	(54)
Other	(11)	2	—

Net realized investment gains (losses) before other-than-temporary-impairments on fixed maturity securities	$83	$(1,073)	$683
Other-than-temporary-impairments on fixed maturity securities[1]	(1)	(5)	(5)

Net realized investment gains (losses), including other-than-temporary-impairments	$82	$(1,078)	$678

1	Other-than-temporary impairments on fixed maturity securities are net $2 million, $1 million and $6 million of non-credit losses included in other comprehensive income for the years ended December 31, 2015, 2014 and 2013, respectively.

Proceeds from the sale of available-for-sale securities were $466 million, $647 million and $1.1 billion during the years ended December 31, 2015, 2014 and 2013, respectively. Gross gains of $11 million, $17 million and $31 million and gross losses of $36 million, $10 million and $50 million were realized on sales of available-for-sale securities during the years ended December 31, 2015, 2014 and 2013, respectively.

The following table summarizes the cumulative credits losses, for the years ended:

(in millions)	December 31,
	2015	2014	2013
Cumulative credit losses at beginning of year[1]	$(254)	$(272)	$(289)
New credit losses	(1)	(2)	(3)
Incremental credit losses	—	(4)	(3)
Losses related to securities included in the beginning balance sold or paid down during the period	31	24	23

Cumulative credit losses at end of year[1]	$(224)	$(254)	$(272)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps, which are included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2015 and 2014, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2015
Derivatives designated and qualifying as hedging instruments	$86	$725	$2	$89
Derivatives not designated as hedging instruments:
Interest rate contracts[1]	$39	$875	$98	$1,059
Equity contracts	445	7,329	—	—
Total return swaps and other derivative contracts	—	77	6	2

Total derivatives[2]	$570	$9,006	$106	$1,150

December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts[1]	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps and other derivative contracts	—	—	44	2,810

Total derivatives[2]	$3,042	$39,200	$2,664	$35,742

1	The decreases in the fair value and notional amounts of interest rate contracts are primarily a result of revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4.
2	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 and $11 million, respectively, for the year ended December 31, 2015. Fair value balance excludes accrued interest on derivative assets and liabilities of $243 million and $244 million, respectively, for the year ended December 31, 2014.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Of the $570 million and $3.0 billion of fair value of total derivative assets at December 31, 2015 and 2014, $48 million and $2.6 billion, respectively, are subject to master netting agreements. The Company received $374 million and $535 million of cash collateral and held $99 million and $64 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2015 and 2014. Of the $106 million and $2.7 billion of fair value of total derivative liabilities at December 31, 2015 and 2014, $48 million and $2.6 billion, respectively, are subject to master netting agreements. The Company posted $92 million and $330 million of cash collateral and pledged securities with a fair value of $64 million and $174 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2015 and 2014.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Derivatives designated and qualifying as hedging instruments	$—	$—	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(141)	$142	$(209)
Equity contracts	(257)	(79)	(776)
Total return swaps	(44)	(195)	(321)
Other derivative contracts	(6)	4	(9)
Net interest settlements	32	20	14

Total derivative losses[1]	$(416)	$(108)	$(1,302)
Change in embedded derivative liabilities and related fees[2]	$536	$(979)	$2,007

Net realized derivative gains (losses)	$120	$(1,087)	$705

1	Included in total derivative losses are economic hedging (losses) gains of $(402) million, $941 million and $(1.8) billion related to the guaranteed benefit annuity programs for the years ended December 31, 2015, 2014 and 2013, respectively. Also included are economic hedging gains (losses) of $52 million, $(1.0) billion and $645 million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	During 2015, the annual comprehensive review of model assumptions for the individual variable annuity business produced a favorable impact of $187 million for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. During 2014 and 2013, the annual comprehensive review of model assumptions for the individual variable annuity business included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2015:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$399	$1	$2	$402
Obligations of states, political subdivisions and foreign governments	63	2,304	—	2,367
Corporate public securities	—	23,142	148	23,290
Corporate private securities	—	4,226	944	5,170
Residential mortgage-backed securities	846	2,291	9	3,146
Commercial mortgage-backed securities	—	1,565	—	1,565
Asset-backed securities	—	1,505	125	1,630

Total fixed maturity securities, available-for-sale, at fair value	$1,308	$35,034	$1,228	$37,570
Other investments at fair value[1]	270	546	37	853

Investments at fair value	$1,578	$35,580	$1,265	$38,423

Derivative instruments - assets	—	125	445	570
Separate account assets	83,466	1,323	2,449	87,238

Assets at fair value	$85,044	$37,028	$4,159	$126,231

Liabilities
Future policy benefits and claims	$—	$—	$(65)	$(65)
Derivative instruments - liabilities	—	(100)	(6)	(106)

Liabilities at fair value	$—	$(100)	$(71)	$(171)

1	Other investments at fair value includes $66 million of trading securities as of December 31, 2015.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)
Net (losses) gains
In operations[1]	(6)	—	(46)	18	(34)	313
In other comprehensive income	(44)	—	—	—	(44)	—
Purchases	142	1	104	325	572	(144)
Sales	(162)	—	(24)	—	(186)	24
Transfers into Level 3	201	—	—	—	201	—
Transfers out of Level 3	(170)	—	—	—	(170)	—

Balance as of December 31, 2015	$1,228	$37	$445	$2,449	$4,159	$(71)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $316 million for future policy benefits and claims, $(9) million for derivative assets, and $2 million for derivative liabilities.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2015.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2015 are primarily due to certain corporate private securities priced using unobservable inputs to priced using observable inputs. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2015.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2015:

Unobservable Inputs	Range
Mortality	0.1% - 8%[2]
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs[3]
Efficiency of benefit utilization[1]	60% - 100%
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2015:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% -10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2015 and 2014.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims at fair value	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held as of the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2014.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2015				December 31, 2014
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$8,396	$8,462	$—	$8,462	$7,270	$7,616	$—	$7,616
Policy loans	$993	$993	$—	$993	$992	$992	$—	$992
Other investments	$71	$71	$—	$71	$60	$60	$—	$60

Liabilities
Investment contracts	$27,301	$25,822	$—	$25,822	$23,470	$21,742	$—	$21,742
Short-term debt	$400	$400	$—	$400	$660	$660	$—	$660
Long-term debt	$707	$941	$934	$7	$709	$1,069	$1,060	$9

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2015[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Liabilities:
Future policyholder benefits	$1,637	$1,669
Policyholder funds and accumulated dividends	138	139
Policyholder dividends payable	21	22
Policyholder dividend obligation	99	152
Other policy obligations and liabilities	35	33

Total liabilities	$1,930	$2,015

Assets:
Fixed maturity securities, available-for-sale	$1,316	$1,336
Mortgage loans, net of allowance	235	272
Policy loans	146	149
Other assets	71	86

Total assets	$1,768	$1,843

Excess of reported liabilities over assets	162	172

Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	$(53)	$35
Adjustment to policyholder dividend obligation	53	(35)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$162	$172

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,316	$1,336
Amortized cost	1,249	1,216
Shadow policyholder dividend obligation	(67)	(120)

Net unrealized appreciation	$—	$—

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2015	2014	2013
Revenues:
Premiums	$58	$61	$66
Net investment income	87	93	94
Realized investment gains	1	1	—
Realized losses credited to policyholder benefit obligation	(5)	(5)	(4)

Total revenues	$141	$150	$156

Benefits and expenses:
Policy and contract benefits	$122	$124	$123
Change in future policyholder benefits and interest credited to policyholder accounts	(33)	(34)	(29)
Policyholder dividends	40	43	44
Change in policyholder dividend obligation	(4)	(1)	3
Other expenses	1	2	(2)

Total benefits and expenses	$126	$134	$139

Total revenues, net of benefits and expenses, before federal income tax expense	$15	$16	$17
Federal income tax expense	5	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$10	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$172	$182	$193
Change during period	(10)	(10)	(11)

End of period	$162	$172	$182

Cumulative closed block earnings from inception through December 31, 2015, 2014 and 2013 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $32 million and $28 million as of December 31, 2015, 2014 and 2013, respectively.

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2015	2014
$750 million commercial paper program (0.45% and 0.00%, respectively)[1]	$400	$—
$600 million commercial paper program (0.00% and 0.20%, respectively)[1]	—	264
$400 million revolving variable rate line of credit (0.00% and 1.57%, respectively)	—	396

Total short-term debt	$400	$660

1	On December 4, 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million.

In November 2015, the Company terminated its $400 million unsecured revolving promissory note and line of credit agreement with its parent company.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

In March 2015, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 25, 2016, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $6.7 billion and $8.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2015 and 2014, respectively. Additionally, in connection with the agreement, NLIC purchased $10 million in capital stock with the FHLB.

On April 2, 2015, Nationwide Mutual Insurance Company (“NMIC”) and NLIC replaced their previous $600 million revolving credit facility with a new credit facility of $750 million, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2015 and 2014.

The amount of interest paid on short-term debt was immaterial in 2015, 2014 and 2013.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2015	2014
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	7	9

Total long-term debt	$707	$709

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2015, 2014 and 2013. Payments of interest and principal under the notes require the prior approval of the ODI.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2015	2014	2013
Current tax expense (benefit)	$76	$5	$(33)
Deferred tax expense (benefit)	217	(152)	346

Total tax expense (benefit)	$293	$(147)	$313

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2015		2014		2013
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$430	35%	$(46)	35%	$469	35%
Dividends received deduction	(118)	(10)%	(87)	66%	(112)	(8)%
Tax credits	(63)	(5)%	(53)	41%	(82)	(6)%
Other, net	44	4%	39	(30)%	38	2%

Total	$293	24%	$(147)	112%	$313	23%

The Company’s current federal income tax liability was $61 million and $18 million as of December 31, 2015 and 2014, respectively.

The Company made $33 million and immaterial payments for the years ended December 31, 2015 and 2014, respectively, and received a refund of $107 million for the year ended 2013.

During 2015 and 2014, the Company recorded a tax (benefit) expense of $(1) million and $16 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return.

As of December 31, 2015, the Company had gross federal net operating loss carryforwards of $248 million, which expire in 2028. In addition, the Company had $218 million in low-income-housing credit carryforwards, which expire between 2024 and 2035, and $197 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $68 million in foreign tax credit carryforwards which expire between 2019 and 2025. The Company expects to fully utilize all carryforwards.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2015	2014[1]
Deferred tax assets
Future policy benefits and claims	$825	$839
Tax credit carryforwards	483	355
Derivatives, including embedded derivatives	120	147
Other	411	439

Gross deferred tax assets	$1,839	$1,780
Valuation allowance	(17)	(17)

Gross deferred tax assets, net of valuation allowance	$1,822	$1,763

Deferred tax liabilities
Deferred policy acquisition costs	$1,502	$1,113
Available-for-sale securities	315	839
Other	249	209

Gross deferred tax liabilities	$2,066	$2,161

Net deferred tax liability	$244	$398

1	Prior year amounts primarily related to certain annuity and life insurance balances have been reclassified between future policy benefits, available-for-sale securities, derivatives, other assets and other liabilities to conform with current year presentation.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2015	2014	2013
Balance at beginning of period	$38	$36	$36
Additions for current year tax positions	1	3	2
Reductions for prior years tax positions	(3)	(1)	(2)

Balance at end of period	$36	$38	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2010 tax year. In 2015, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2011 through 2012. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, was granted a permitted practice from the State of Vermont that increased NLAIC’s valuation of this subsidiary by $56 million and $66 million as of December 31, 2015 and 2014, respectively, which also allowed NLIC to admit additional deferred tax assets of $8 million and $10 million as of December 31, 2015 and 2014, respectively.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. This prescribed practice decreased NLIC’s valuation of this subsidiary by $64 million as of December 31, 2015 and also reduced NLIC’s admitted deferred tax assets by $10 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2015	2014	2013
Statutory net income (loss)
NLIC	$167	$341	$262
NLAIC	$(99)	$(122)	$(103)

Statutory capital and surplus
NLIC	$4,567	$4,408	$3,550
NLAIC	$735	$691	$534

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment and must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2015, 2014 and 2013 NLIC did not pay any dividends to NFS. As of January 1, 2016, NLIC has the ability to pay dividends to NFS totaling $457 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, employees of the company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2015, 2014 and 2013, the Company was allocated costs from NMIC and NSC totaling $289 million, $275 million and $277 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2015 and 2014. Total revenues from these contracts were $129 million, $131 million and $137 million for the years ended December 31, 2015, 2014 and 2013, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $106 million for the year ended December 31, 2015 and $109 million for the years ended December 31, 2014 and 2013.

The Company may underwrite insurance policies for its agents, employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $18 million for the year ended December 31, 2015 and $16 million for the years ended December 31, 2014 and 2013.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC for the years ended December 31, 2015, 2014 and 2013 were $209 million, $208 million and $179 million, respectively, while benefits, claims and expenses ceded during these years were $207 million, $217 million and $178 million, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2015 and 2014, customer allocations to NFG funds totaled $59.1 billion and $58.1 billion, respectively. For the years ended December 31, 2015, 2014 and 2013, NFG paid the Company $196 million, $185 million and $163 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $501 million and $636 million as of December 31, 2015 and 2014, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $63 million, $57 million and $54 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company provides financing to subsidiaries Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2015 and 2014, the Company had notes receivable outstanding of $238 million and $142 million, respectively.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014 plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing. On April 9, 2015, the Court entered the Final Order and Consent Judgment. The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2015	2014	2013
Premiums
Direct	$1,144	$1,178	$1,015
Assumed from other companies	—	—	—
Ceded to other companies	(358)	(347)	(291)

Net	$786	$831	$724

Life, accident and health insurance in force
Direct	$260,465	$241,936	$228,095
Assumed from other companies	5	5	6
Ceded to other companies	(60,976)	(59,588)	(58,310)

Net	$199,494	$182,353	$169,791

Amounts recoverable under reinsurance contracts totaled $647 million, $704 million and $675 million as of December 31, 2015, 2014 and 2013, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity, Retirement Plans, Individual Products and Solutions-Life and NBSG and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges); (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$1,259	111	846	—	$2,216
Premiums	459	—	292	35	786
Net investment income	591	752	602	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(56)	(56)
Other revenues[2]	(76)	—	(7)	7	(76)

Total revenues	$2,233	$863	$1,733	$23	$4,852
Benefits and expenses:
Interest credited to policyholder accounts	$328	494	236	20	$1,078
Benefits and claims[3]	700	—	705	29	1,434
Amortization of DAC	13	7	115	(67)	68
Other expenses, net of deferrals	334	163	371	176	1,044

Total benefits and expenses	$1,375	$664	$1,427	$158	$3,624

Income before federal income taxes and noncontrolling interests	$858	199	306	(135)	$1,228

Less: certain non-operating changes in variable annuity liabilities and net realized investment gains (losses)[1]	—	—	—	56
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	(74)
Less: net loss attributable to noncontrolling interest	—	—	—	96

Pre-tax operating earnings (loss)	$858	$199	$306	$(57)

Assets as of year end	$73,370	$30,524	$30,650	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2015 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$343	$402	$402
Obligations of states, political subdivisions and foreign governments	2,136	2,367	2,367
Public utilities	3,411	3,495	3,495
All other corporate, mortgage-backed and asset-backed securities	31,106	31,306	31,306

Total fixed maturity securities, available-for-sale	$36,996	$37,570	$37,570
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$7	$17	$17
Nonredeemable preferred stocks	—	4	4

Total equity securities, available-for-sale	$7	$21	$21
Trading assets	72	67	67
Mortgage loans, net of allowance	8,422		8,396	[1]
Policy loans	993		993
Other investments	855		855
Short-term investments	766		766

Total investments	$48,111		$48,668

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2015, 2014 and 2013 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2015
IPS - Annuity	$3,070	$15,160			$459
Retirement Plans	222	15,940			—
IPS - Life and NBSG	1,937	11,582			292
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2015
IPS - Annuity	$591	$1,257	$13	334
Retirement Plans	752	494	7	163
IPS - Life and NBSG	602	941	115	371
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2015, 2014 and 2013 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353
Premiums:
Life insurance[1]	$888	$(57)	$—	$831
Accident and health insurance	290	(290)	—	—

Total	$1,178	$(347)	$—	$831

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791
Premiums:
Life insurance[1]	$783	$(59)	$—	$724
Accident and health insurance	232	(232)	—	—

Total	$1,015	$(291)	$—	$724

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2015, 2014 and 2013 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$(1)	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$(5)	$35

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(A)	Financial Statements
Nationwide Variable Account-4:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2015.
Statement of Operations for the year ended December 31, 2015.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2015 and 2014.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2015, 2014 and 2013.
Consolidated Balance Sheets as of December 31, 2015 and 2014.
Consolidated Statements of Equity as of December 31, 2015, 2014 and 2013.
Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(B)	Exhibits
(1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant –Filed previously on April 18, 2008 with Post-Effective Amendment No. 20 to the Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (1933 Act File No. 333-103093) and hereby incorporated by reference.
(4)	The form of the variable annuity contract – Filed previously on June 8, 2001 with initial Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.
(5)	Variable Annuity Application – Filed previously on June 8, 2001 with initial Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.
(6)	Depositor’s Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Fund Participation Agreements.

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2".
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
(4)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(5)	Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, under document "frankfpa99h8.htm".
(6)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital research and Management Company, dated May 1, 2007, under document "nwfpa99h12b.htm".
(8)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc., dated April 13, 2007, under document "oppenfpa99h14.htm".
(9)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002, under document "univfpa99h16.htm".
(10)	Fund Participation Agreement with Neuberger Berman Management Inc., dated January 1, 2006, under document "neuberfpa99h13.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with post-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(11)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(12)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company, dated July 20, 2005, under document "americanfundsfpa.htm".
(13)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended, under document "blackrockfpa.htm".
(14)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, under document "waddellreedfpa.htm".
(15)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated, dated December 31, 2002, as amended, as document "lordabbettfpa.htm"
(16)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September 1999, under document "leggmasonfpa.htm".
(17)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm".

(18)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., dated September 27, 2002, as amended, under document "pioneerfpa.htm".
(19)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document "vaneckfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008 with post-effective amendment number 20 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001 under document "rydexfundpartagreement.htm".
The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 24(b), and is hereby incorporated by reference.
(21)	Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc., dated January 3, 2000, under document "creditsuissefpa.htm".
The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 30 of registration statement (333-28995) under Exhibit 24(b), and is hereby incorporated by reference.
(22)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company, dated June 9, 2006, under document "sbl_fpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and are hereby incorporated by reference.
(23)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, under document "goldmansachsfpa.htm".
(24)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, dated April 13, 2009, under document "lazardfpa.htm".
(25)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, under document "eatonvancefpa.htm".
The following Fund Participation Agreement was previously filed on April 19, 2011 with post-effective amendment number 26 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(26)	Fund Participation Agreement with ProFunds Distributors, Inc., dated January 10, 2010, under document "profundfpa.htm".
The following Fund Participation Agreement was previously filed on April 13, 2012 with post-effective amendment number 27 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(27)	Fund Participation Agreement with Rafferty Asset Management, LLC, dated February 9, 2012, as document "direxionfpa.htm".
The following Fund Participation Agreement was previously filed on June 11, 2012 with post-effective amendment number 28 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(28)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012, as document "northernlightsfpa.htm".
The following Fund Participation Agreements were previously filed on October 15, 2013 with post-effective amendment number 12 of registration statement (333-135650) under Exhibit 24(b), and are hereby incorporated by reference.

(29)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc., dated October 10, 2013, as document "d612202dex99826.htm".
(30)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC, dated October 11, 2013, as document "d612202dex99827.htm".
The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(31)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, under document "mfsfpa.htm".
The following Fund Participation Agreement was previously filed on April 14, 2016, with Post-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-201820 under Exhibit 24(b), and is hereby incorporated by reference.
(32)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC, dated May 1, 2016, under document "mainstayfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Underlying Mutual Fund Service Fee Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel – Filed previously on June 8, 2001 with initial Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Mark Howard
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President- NF Marketing	Jennifer B. MacKenzie
Senior Vice President-Marketing Services	Tiffanie Hiibner
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 17, 2016, was 2,759 and 2,333 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President and Treasurer	John A. Reese
Vice President-Tax	Daniel P. Eppley
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Nationwide Financial Services Distribution Compliance	Valerie Hamilton
Associate Vice President and Assistant Treasurer	J. Morgan Elliott
Associate Vice President and Assistant Treasurer	David A. Connor
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 14, 2016.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 14, 2016.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact